UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

                               VANGUARD(R) 500 INDEX FUND

SEMIANNUAL REPORT
                             [GRAPHICS]
                 JUNE 30, 2003

                                                          THE VANGUARD GROUP (R)

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

================================================================================
SUMMARY
--------------------------------------------------------------------------------

* Vanguard 500 Index Fund returned 11.7% in the first half of its fiscal year, nearly matching the return of its target benchmark.

* Every major stock sector rose as investor optimism surged during the second quarter.

* The fund's 15.4% advance in the second quarter represented its largest quarterly gain since the fourth quarter of 1998.
--------------------------------------------------------------------------------

================================================================================
CONTENTS
--------------------------------------------------------------------------------
 1 Letter from the Chairman
 4 Fund Profile
 5 Glossary of Investment Terms
 6 Performance Summary
 7 Financial Statements
================================================================================

================================================================================
LETTER FROM THE CHAIRMAN                            [picture of John J. Brennan]

Fellow Shareholder,

During the six months ended June 30, 2003, Vanguard 500 Index Fund returned 11.7% as investor confidence rose sharply during the second quarter. Your fund's return nearly matched the 11.8% return of its benchmark, the Standard & Poor's 500 Index, and surpassed the 10.4% average return of its peer fund group.

     The table below provides the total returns for your fund (both the Investor Shares and the lower-cost Admiral Shares) and its comparative yardsticks. The per-share components of your fund's total returns appear on page 3.

============================================================
TOTAL RETURNS                              SIX MONTHS ENDED
                                              JUNE 30, 2003
------------------------------------------------------------
VANGUARD 500 INDEX FUND
  Investor Shares                                     11.7%
  Admiral Shares                                      11.7
Average Large-Cap Core Fund*                          10.4
S&P 500 Index                                         11.8
------------------------------------------------------------
*Derived from data provided by Lipper Inc.
============================================================

STOCKS RALLIED DESPITE WAR
The war with Iraq, a lackluster economy, and rising unemployment did little to impede the U.S. stock market during the half-year ended June 30. Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks. For the first half of 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned a stellar 12.9%.

     The gain was virtually universal, with all market segments and industrial sectors posting positive returns. Small-capitalization stocks outperformed large-caps. And according to most (but not all) valuation-based indexes, growth stocks, whose prices reflect expectations for above-average earnings growth, outpaced value stocks (those that generally trade at below-average valuations relative to earnings, book values, or other measures).

     Almost without exception, markets overseas also contributed to the bounty. The Morgan Stanley Capital International (MSCI) All Country World Index Free ex USA returned 11.1% in U.S. dollars, with emerging markets posting the highest returns.

BONDS ALSO RALLIED; INTEREST RATES FELL TO 45-YEAR LOWS
In the fixed income market, risk was rewarded during the six months. The lower the credit rating of the bond issuer, the higher the return. The Lehman Brothers High Yield Bond Index surged 18.5%--

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
================================================================================
well above the still-respectable six-month return of 3.9% for the overall bond market, as measured by the Lehman Aggregate Bond Index. During the half-year, the yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%, as bond prices rose.

     Meanwhile, short-term interest rates fell to their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board lowered the target for the federal funds rate (the interest rate charged for overnight loans between banks) by 25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill--a fair proxy for money market yields--fell 34 basis points during the six months to 0.85%, well below the inflation rate.

================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2003
                                                     ---------------------------
                                                         SIX      ONE       FIVE
                                                      MONTHS     YEAR     YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                        12.3%     1.0%      -1.2%
Russell 2000 Index (Small-caps)                        17.9     -1.6        1.0
Wilshire 5000 Index (Entire market)                    12.9      1.3       -1.3
MSCI All Country World Index Free
 ex USA (International)                                11.1     -4.2       -2.8
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index
 (Broad taxable market)                                 3.9%    10.4%       7.5%
Lehman Municipal Bond Index                             3.8      8.7        6.3
Citigroup 3-Month Treasury Bill Index                   0.6      1.4        3.9
================================================================================
CPI
Consumer Price Index                                    1.5%     2.1%       2.4%
--------------------------------------------------------------------------------
*Annualized.
================================================================================

A SECOND-QUARTER RALLY PROVIDED A WELCOME BOOST
Vanguard 500 Index Fund's performance during the first half of 2003--like that of the S&P 500--was dominated by a second-quarter rally that brought a welcome reprieve from a three-year bear market. The fund's 11.7% advance for the six months ended June 30 was largely owing to a 15.4% jump in the second quarter--its best quarterly showing since the fourth quarter of 1998. Stocks across the index were boosted during the spring by the favorable market reaction to the events in Iraq, a new federal tax cut, and interest rates that continued to drift lower.

     Nearly every corner of the market gained ground over the past six months. Technology stocks, the index's third largest group, led the way with a 16.5% gain as investors anticipated a revival in sales of tech equipment and services. Reflecting the widespread optimism that the U.S. economy was finally poised for increased growth in the months ahead, consumer discretionary stocks rose 15.9%. Financial services stocks, the index's largest sector, posted a 12.0% gain.

     Although growth stocks generally outperformed value stocks, slower- growing industries still gained 5% or more. Sectors represented included consumer staples, integrated oils, materials & processing, and auto & transportation.

KEEPING AN EYE ON THE LONG TERM
The stock market has certainly tried investors' patience in recent years, so this half-year's upturn was a relief to everyone. However, no one knows if the turnaround represents the beginning of a longer phase of rising stock prices. While news coverage tends to fixate on the near term, we continue to advise our shareholders to stay focused on the long term. As a shareholder in Vanguard 500 Index Fund, you automatically hold all 500 stocks that make up the S&P 500. Because these stocks constitute the majority of the value of the U.S. stock market, you remain positioned to benefit from the long-term growth potential of the U.S. economy, which, despite ongoing geopolitical and fiscal uncertainties, continues to exhibit much fundamental strength.

     No matter what happens in the short run, we're convinced that your best plan is to maintain a diversified and consistent mix of stock, bond, and cash investments tailored to your circumstances and goals. For purposes of such a strategy, the 500 Index Fund remains an excellent long-term core investment because it is so diversified across the larger-company arena. You also benefit from the fund's razor-thin operating expenses. Its annualized expense ratio (operating costs as a percentage of assets) is just 0.18% for Investor Shares and a mere 0.12% for Admiral Shares, compared with last year's average of 1.41% for U.S. large-cap core funds. This substantial cost difference helps your investment work harder every day.

     The  enduring  advantages  of  indexing--a   buy-and-hold  approach,  broad
diversification, and low costs--should serve you well in the years ahead. Thank you for your continued confidence in Vanguard.


Sincerely,

[/S/ John J. Brennan]

John J. Brennan
Chairman and Chief Executive Officer                                July 9, 2003


================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE              DECEMBER 31, 2002-JUNE 30, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                             STARTING          ENDING         INCOME     CAPITAL
                          SHARE PRICE     SHARE PRICE      DIVIDENDS       GAINS
--------------------------------------------------------------------------------
500 INDEX FUND
  Investor Shares              $81.15          $90.02         $0.600      $0.000
  Admiral Shares                81.15           90.02          0.624       0.000
================================================================================

================================================================================
FUND PROFILE                                                 As of June 30, 2003

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with its unmanaged target index. Key terms are defined on page 5.

500 INDEX FUND
--------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                  TARGET
                                     FUND         INDEX*
--------------------------------------------------------
Number of Stocks                     504            500
Median Market Cap                  $50.4B         $50.4B
Price/Earnings Ratio                20.9x          20.9x
Price/Book Ratio                     3.0x           3.0x
Yield                                               1.7%
  Investor Shares                    1.5%
  Admiral Shares                     1.6%
Return on Equity                    22.4%          22.4%
Earnings Growth Rate                 8.5%           8.5%
Foreign Holdings                     0.0%           0.0%
Turnover Rate                       2%**             --
Expense Ratio                                        --
  Investor Shares                 0.18%**
  Admiral Shares                  0.12%**
Cash Investments                     0.0%            --
--------------------------------------------------------

--------------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

General Electric Co.                    3.2%
 (conglomerate)
Microsoft Corp.                         3.0
 (software)
Pfizer Inc.                             3.0
 (pharmaceuticals)
ExxonMobil Corp.                        2.6
 (oil)
Wal-Mart Stores, Inc.                   2.6
 (retail)
Citigroup, Inc.                         2.4
 (banking)
Johnson & Johnson                       1.7
 (pharmaceuticals)
American International Group, Inc.      1.6
 (insurance)
International Business Machines Corp.   1.6
 (computer hardware)
Intel Corp.                             1.5
 (electronics)
--------------------------------------------------------
Top Ten                                23.2%
--------------------------------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.
--------------------------------------------------------------------------------
--------------------------------------------------------
VOLATILITY MEASURES

                                                  TARGET
                                        FUND      INDEX*
--------------------------------------------------------
R-Squared                               1.00        1.00
Beta                                    1.00        1.00
--------------------------------------------------------

--------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                                  TARGET
                                        FUND      INDEX*
--------------------------------------------------------
Auto & Transportation                   2.5%        2.5%
Consumer Discretionary                 13.9        13.9
Consumer Staples                        7.9         7.9
Financial Services                     21.7        21.7
Health Care                            14.7        14.7
Integrated Oils                         4.3         4.3
Other Energy                            1.6         1.6
Materials & Processing                  3.1         3.1
Producer Durables                       3.7         3.7
Technology                             14.3        14.3
Utilities                               7.5         7.5
Other                                   4.8         4.8
--------------------------------------------------------

--------------------------------------------------------
INVESTMENT FOCUS

STYLE -- BLEND
MARKET CAP -- LARGE
--------------------------------------------------------

                                                            Visit our website at
                                                                WWW.VANGUARD.COM
                                         for regularly updated fund information.

 *S&P 500 Index.
**Annualized.

================================================================================
GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index. The index is assigned a beta of 1.00. A fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index. If the fund's total returns were precisely synchronized with the index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
================================================================================

================================================================================
PERFORMANCE SUMMARY                                          As of June 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

500 INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) December 31, 1992-June 30, 2003

SCALE RANGE  -30% to 50%

       500 INDEX FUND INVESTOR SHARES     S&P 500 INDEX
       ------------------------------     -------------
1993                9.9%                      10.1%
1994                1.2                        1.3
1995               37.4                       37.6
1996               22.9                       23.0
1997               33.2                       33.4
1998               28.6                       28.6
1999               21.1                       21.0
2000               -9.1                       -9.1
2001              -12.0                      -11.9
2002              -22.1                      -22.1
2003*              11.7                       11.8
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 16 and 17 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003

                                                               TEN YEARS
                                    ONE       FIVE     -------------------------
                 INCEPTION DATE    YEAR      YEARS     CAPITAL    INCOME   TOTAL
--------------------------------------------------------------------------------
500 Index Fund
  Investor Shares*    8/31/1976   0.23%     -1.63%       8.12%     1.85%   9.97%
  Admiral Shares     11/13/2000   0.29     -10.37**        --        --      --
--------------------------------------------------------------------------------
 *Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

================================================================================
FINANCIAL STATEMENTS                                   June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.2%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                        86,989,938               2,494,871
  Microsoft Corp.                             93,447,115               2,393,181
  Pfizer Inc.                                 68,717,740               2,346,711
  ExxonMobil Corp.                            58,136,970               2,087,699
  Wal-Mart Stores, Inc.                       38,117,761               2,045,780
  Citigroup, Inc.                             44,808,153               1,917,789
  Johnson & Johnson                           25,840,583               1,335,958
  American International
   Group, Inc.                                22,703,421               1,252,775
  International Business
   Machines Corp.                             15,018,316               1,239,011
  Intel Corp.                                 56,891,843               1,182,440
  Merck & Co., Inc.                           19,517,119               1,181,762
  Bank of America Corp.                       13,038,942               1,030,468
* Cisco Systems, Inc.                         61,095,978               1,019,692
  The Procter & Gamble Co.                    11,269,075               1,004,976
  The Coca-Cola Co.                           21,438,385                 994,955
  Verizon Communications                      23,935,891                 944,271
  Altria Group, Inc.                          17,633,908                 801,285
  SBC Communications Inc.                     28,915,337                 738,787
  Wells Fargo & Co.                           14,579,068                 734,785
* Amgen, Inc.                                 10,962,250                 728,332
* Dell Computer Corp.                         22,352,587                 714,389
  Eli Lilly & Co.                              9,776,974                 674,318
  ChevronTexaco Corp.                          9,298,136                 671,325
  PepsiCo, Inc.                               14,953,044                 665,410
  Home Depot, Inc.                            19,997,116                 662,304
* Viacom Inc. Class B                         15,139,163                 660,976
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
* AOL Time Warner Inc.                        39,094,660                 629,033
  United Parcel Service, Inc.                  9,793,848                 623,868
  J.P. Morgan Chase & Co.                     17,678,435                 604,249
  Abbott Laboratories                         13,585,375                 594,496
  Fannie Mae                                   8,532,547                 575,435
  Hewlett-Packard Co.                         26,566,514                 565,867
* Oracle Corp.                                45,632,342                 548,501
* Comcast Corp. Class A                       17,762,013                 536,058
  Wyeth                                       11,557,964                 526,465
  Medtronic, Inc.                             10,613,664                 509,137
  American Express Co.                        11,288,077                 471,954
  Wachovia Corp.                              11,708,441                 467,869
  Bristol-Myers Squibb Co.                    16,869,937                 458,019
  3M Co.                                       3,401,267                 438,695
  BellSouth Corp.                             16,074,257                 428,057
  U.S. Bancorp                                16,708,558                 409,360
  Morgan Stanley                               9,464,030                 404,587
  Merrill Lynch & Co., Inc.                    8,097,704                 378,001
  Anheuser-Busch Cos., Inc.                    7,262,180                 370,734
  Bank One Corp.                               9,955,712                 370,153
  E.I. du Pont de Nemours & Co.                8,669,525                 360,999
  The Walt Disney Co.                         17,784,541                 351,245
  The Goldman Sachs Group, Inc.                4,087,689                 342,344
  Washington Mutual, Inc.                      8,098,778                 334,480
  Tyco International Ltd.                     17,381,530                 329,901
  ConocoPhillips                               5,908,004                 323,759
  Freddie Mac                                  5,982,941                 303,754
  Target Corp.                                 7,927,627                 299,981
  Lowe's Cos., Inc.                            6,787,473                 291,522
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
  United Technologies Corp.                    4,072,814                 288,477
* eBay Inc.                                    2,763,607                 287,913
  Fifth Third Bancorp                          4,998,374                 286,607
  Gillette Co.                                 8,888,195                 283,178
  FleetBoston Financial Corp.                  9,153,177                 271,941
  Colgate-Palmolive Co.                        4,682,983                 271,379
  First Data Corp.                             6,510,234                 269,784
  Walgreen Co.                                 8,921,296                 268,531
  Texas Instruments, Inc.                     15,052,654                 264,927
  UnitedHealth Group Inc.                      5,156,904                 259,134
  The Boeing Co.                               7,318,588                 251,174
  Cardinal Health, Inc.                        3,885,809                 249,858
  Dow Chemical Co.                             7,969,264                 246,728
  QUALCOMM Inc.                                6,871,148                 245,644
  McDonald's Corp.                            11,074,840                 244,311
  Schlumberger Ltd.                            5,068,442                 241,106
  Marsh & McLennan Cos., Inc.                  4,660,457                 238,010
  Schering-Plough Corp.                       12,785,835                 237,817
  MBNA Corp.                                  11,121,506                 231,772
  Kimberly-Clark Corp.                         4,428,285                 230,891
* Applied Materials, Inc.                     14,423,919                 228,763
* Clear Channel
   Communications, Inc.                        5,345,568                 226,599
  Allstate Corp.                               6,127,391                 218,441
* Boston Scientific Corp.                      3,570,149                 218,136
  Honeywell International Inc.                 7,467,360                 200,499
* EMC Corp.                                   19,036,993                 199,317
  Southern Co.                                 6,281,968                 195,746
* AT&T Wireless Services Inc.                 23,604,160                 193,790
  The Bank of New York Co., Inc.               6,704,732                 192,761
  Motorola, Inc.                              20,150,484                 190,019
  Alcoa Inc.                                   7,357,657                 187,620
  Metropolitan Life Insurance Co.              6,616,930                 187,391
  Emerson Electric Co.                         3,664,143                 187,238
  Lockheed Martin Corp.                        3,918,255                 186,391
  Gannett Co., Inc.                            2,338,051                 179,586
  Carnival Corp.                               5,471,888                 177,891
  Illinois Tool Works, Inc.                    2,677,550                 176,317
  Automatic Data Processing, Inc.              5,205,562                 176,260
  General Motors Corp.                         4,879,969                 175,679
  Ford Motor Co.                              15,932,551                 175,099
  National City Corp.                          5,324,334                 174,159
  Dominion Resources, Inc.                     2,705,687                 173,895
* Forest Laboratories, Inc.                    3,159,820                 173,000
* Yahoo! Inc.                                  5,248,806                 171,951
  Sysco Corp.                                  5,655,010                 169,877
  Exelon Corp.                                 2,822,591                 168,819
  Caterpillar, Inc.                            2,998,321                 166,887
* Cendant Corp.                                8,866,515                 162,435
* NEXTEL Communications, Inc.                  8,949,288                 161,803
  FedEx Corp.                                  2,597,250                 161,107
  Prudential Financial, Inc.                   4,785,532                 161,033
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Duke Energy Corp.                            7,841,637                 156,441
  SLM Corp.                                    3,936,775                 154,203
  General Mills, Inc.                          3,216,981                 152,517
* Kohl's Corp.                                 2,949,580                 151,549
  International Paper Co.                      4,169,283                 148,968
  The Gap, Inc.                                7,752,678                 145,440
* Costco Wholesale Corp.                       3,971,058                 145,341
  BB&T Corp.                                   4,224,829                 144,912
  SunTrust Banks, Inc.                         2,438,634                 144,709
  HCA Inc.                                     4,453,260                 142,682
  Lehman Brothers Holdings, Inc.               2,111,475                 140,371
  Progressive Corp. of Ohio                    1,894,524                 138,490
  Travelers Property
   Casualty Corp. Class B                      8,761,135                 138,163
  AFLAC Inc.                                   4,468,987                 137,421
  Northrop Grumman Corp.                       1,592,083                 137,381
  Baxter International, Inc.                   5,201,180                 135,231
  AT&T Corp.                                   6,840,666                 131,683
  ALLTEL Corp.                                 2,709,879                 130,670
  Tribune Co.                                  2,690,128                 129,933
* Sun Microsystems, Inc.                      28,114,824                 129,328
  Union Pacific Corp.                          2,211,513                 128,312
  Sara Lee Corp.                               6,764,924                 127,248
  Avon Products, Inc.                          2,044,160                 127,147
  General Dynamics Corp.                       1,717,967                 124,553
  Waste Management, Inc.                       5,147,882                 124,012
* Best Buy Co., Inc.                           2,805,394                 123,213
  NIKE, Inc. Class B                           2,298,114                 122,926
  The Hartford Financial
   Services Group Inc.                         2,436,293                 122,692
  Kellogg Co.                                  3,538,956                 121,634
  PNC Financial Services Group                 2,462,383                 120,189
  Stryker Corp.                                1,728,214                 119,886
  Guidant Corp.                                2,692,875                 119,537
  Charles Schwab Corp.                        11,754,419                 118,602
  Omnicom Group Inc.                           1,640,886                 117,652
  Raytheon Co.                                 3,574,021                 117,371
  Southwest Airlines Co.                       6,780,208                 116,620
  State Street Corp.                           2,893,685                 114,011
  Newmont Mining Corp.
   (Holding Company)                           3,501,210                 113,649
  Sprint Corp.                                 7,826,589                 112,703
  Computer Associates
    International, Inc.                        5,032,292                 112,119
  Occidental Petroleum Corp.                   3,301,419                 110,763
* Analog Devices, Inc.                         3,180,112                 110,732
  ConAgra Foods, Inc.                          4,675,122                 110,333
  Wm. Wrigley Jr. Co.                          1,958,942                 110,151
* The Kroger Co.                               6,567,892                 109,552
  Devon Energy Corp.                           2,008,762                 107,268
* WellPoint Health Networks Inc.
   Class A                                     1,266,147                 106,736
================================================================================
8
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  FPL Group, Inc.                              1,595,383                 106,651
  Golden West Financial Corp.                  1,328,373                 106,283
  Harley-Davidson, Inc.                        2,632,329                 104,925
  Mellon Financial Corp.                       3,756,365                 104,239
  Entergy Corp.                                1,965,331                 103,730
* Veritas Software Corp.                       3,610,885                 103,524
  Weyerhaeuser Co.                             1,906,669                 102,960
  The McGraw-Hill Cos., Inc.                   1,660,103                 102,926
  American Electric Power Co., Inc.            3,438,702                 102,576
  H.J. Heinz Co.                               3,059,080                 100,888
* Bed Bath & Beyond, Inc.                      2,570,703                  99,769
  FirstEnergy Corp.                            2,591,307                  99,636
  Masco Corp.                                  4,149,212                  98,959
  XL Capital Ltd. Class A                      1,188,827                  98,673
  Baker Hughes, Inc.                           2,930,707                  98,384
  Capital One Financial Corp.                  1,971,172                  96,942
  The Chubb Corp.                              1,611,625                  96,697
  Maxim Integrated Products, Inc.              2,826,558                  96,640
  Anadarko Petroleum Corp.                     2,171,522                  96,568
  CVS Corp.                                    3,430,089                  96,145
  Paychex, Inc.                                3,276,857                  96,045
  Deere & Co.                                  2,083,754                  95,228
  Equity Office Properties
   Trust REIT                                  3,505,698                  94,689
  Burlington Resources, Inc.                   1,747,925                  94,510
* Apollo Group, Inc. Class A                   1,525,197                  94,196
* Electronic Arts Inc.                         1,267,291                  93,767
  KeyCorp                                      3,680,592                  93,009
* Anthem, Inc.                                 1,203,311                  92,835
  Burlington Northern
   Santa Fe Corp.                              3,244,324                  92,269
  Progress Energy, Inc.                        2,096,138                  92,020
  The Principal Financial
   Group, Inc.                                 2,849,438                  91,894
  Apache Corp.                                 1,406,730                  91,522
  Danaher Corp.                                1,330,346                  90,530
  McKesson Corp.                               2,520,644                  90,088
* St. Jude Medical, Inc.                       1,566,190                  90,056
  Sears, Roebuck & Co.                         2,673,222                  89,927
  Electronic Data Systems Corp.                4,164,979                  89,339
  Linear Technology Corp.                      2,724,925                  87,770
  Campbell Soup Co.                            3,572,667                  87,530
  Halliburton Co.                              3,805,603                  87,529
  Allergan, Inc.                               1,133,458                  87,390
  Franklin Resources Corp.                     2,205,380                  86,164
  Becton, Dickinson & Co.                      2,216,170                  86,098
  Praxair, Inc.                                1,414,224                  84,995
  Consolidated Edison Inc.                     1,942,776                  84,083
  TJX Cos., Inc.                               4,446,452                  83,771
* Starbucks Corp.                              3,398,504                  83,331
  Public Service Enterprise
   Group, Inc.                                 1,966,558                  83,087
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Air Products & Chemicals, Inc.               1,977,475                  82,263
* Corning, Inc.                               10,912,187                  80,641
  SouthTrust Corp.                             2,960,348                  80,521
  The Clorox Co.                               1,886,376                  80,454
* Agilent Technologies, Inc.                   4,102,793                  80,210
  Northern Trust Corp.                         1,918,444                  80,172
* MedImmune Inc.                               2,194,471                  79,813
  Aetna Inc.                                   1,321,970                  79,583
* Intuit, Inc.                                 1,786,268                  79,543
  Hershey Foods Corp.                          1,141,430                  79,512
  Countrywide Financial Corp.                  1,136,589                  79,072
  Ace, Ltd.                                    2,303,057                  78,972
* Safeway, Inc.                                3,842,650                  78,621
* Genzyme Corp.-General Division               1,878,160                  78,507
* Lexmark International, Inc.                  1,109,268                  78,503
  Pitney Bowes, Inc.                           2,039,130                  78,323
* Staples, Inc.                                4,236,285                  77,736
  Marriott International, Inc.
   Class A                                     2,018,625                  77,556
  John Hancock Financial
   Services, Inc.                              2,514,673                  77,276
* Zimmer Holdings, Inc.                        1,710,040                  77,037
* KLA-Tencor Corp.                             1,656,535                  77,012
  Loews Corp.                                  1,613,689                  76,311
* International Game Technology                  743,157                  76,047
* PG&E Corp.                                   3,560,667                  75,308
* Yum! Brands, Inc.                            2,544,948                  75,229
  PPG Industries, Inc.                         1,476,787                  74,932
* Xilinx, Inc.                                 2,937,063                  74,337
* Lucent Technologies, Inc.                   36,009,394                  73,099
  Mattel, Inc.                                 3,826,106                  72,390
  St. Paul Cos., Inc.                          1,981,334                  72,339
  Archer-Daniels-Midland Co.                   5,607,589                  72,170
* Xerox Corp.                                  6,791,817                  71,925
  Coca-Cola Enterprises, Inc.                  3,934,128                  71,404
  Marathon Oil Corp.                           2,696,321                  71,048
* Chiron Corp.                                 1,622,223                  70,924
  Comerica, Inc.                               1,524,221                  70,876
* Qwest Communications
   International Inc.                         14,751,507                  70,512
  Limited Brands, Inc.                         4,542,701                  70,412
  Ingersoll-Rand Co.                           1,473,874                  69,744
  PACCAR, Inc.                                 1,011,581                  68,342
  Eastman Kodak Co.                            2,493,148                  68,188
  Moody's Corp.                                1,290,448                  68,020
  H & R Block, Inc.                            1,558,577                  67,408
  Newell Rubbermaid, Inc.                      2,386,115                  66,811
  AmSouth Bancorp                              3,055,100                  66,723
  AmerisourceBergen Corp.                        960,650                  66,621
  Johnson Controls, Inc.                         775,910                  66,418
  Fortune Brands, Inc.                         1,264,480                  66,006
  Aon Corp.                                    2,716,392                  65,411
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
  Regions Financial Corp.                      1,932,597                  65,283
  Norfolk Southern Corp.                       3,392,088                  65,128
  Adobe Systems, Inc.                          2,017,433                  64,699
  Unocal Corp.                                 2,245,434                  64,422
  Biomet, Inc.                                 2,245,134                  64,346
  Simon Property Group, Inc. REIT              1,644,402                  64,181
* SunGard Data Systems, Inc.                   2,474,749                  64,121
  PPL Corp.                                    1,466,777                  63,071
  TXU Corp.                                    2,804,275                  62,956
* Concord EFS, Inc.                            4,245,128                  62,488
  Bear Stearns Co., Inc.                         861,792                  62,411
* Computer Sciences Corp.                      1,629,187                  62,105
  Ameren Corp.                                 1,402,884                  61,867
* Micron Technology, Inc.                      5,296,355                  61,597
  Equity Residential REIT                      2,371,651                  61,544
  Albertson's, Inc.                            3,192,566                  61,297
  Ambac Financial Group, Inc.                    924,420                  61,243
* Transocean Inc.                              2,782,641                  61,135
  Charter One Financial, Inc.                  1,957,892                  61,047
  MBIA, Inc.                                   1,251,891                  61,030
* Apple Computer, Inc.                         3,181,469                  60,830
* Broadcom Corp.                               2,437,474                  60,717
* Univision Communications Inc.                1,994,429                  60,631
  Marshall & Ilsley Corp.                      1,972,452                  60,318
  Federated Department
   Stores, Inc.                                1,629,509                  60,047
  Rohm & Haas Co.                              1,931,915                  59,947
* Fiserv, Inc.                                 1,681,150                  59,866
  New York Times Co. Class A                   1,311,968                  59,695
* AutoZone Inc.                                  778,984                  59,179
  Ecolab, Inc.                                 2,286,944                  58,546
* Quest Diagnostics, Inc.                        916,341                  58,463
  Kinder Morgan, Inc.                          1,061,583                  58,016
  CIGNA Corp.                                  1,219,835                  57,259
  Family Dollar Stores, Inc.                   1,496,521                  57,092
  Synovus Financial Corp.                      2,641,409                  56,790
  DTE Energy Co.                               1,461,626                  56,477
* Symantec Corp.                               1,285,318                  56,374
  Cinergy Corp.                                1,531,771                  56,354
  CSX Corp.                                    1,859,347                  55,948
  May Department Stores Co.                    2,509,156                  55,854
  Lincoln National Corp.                       1,543,988                  55,012
* Altera Corp.                                 3,330,523                  54,621
  Union Planters Corp.                         1,726,836                  53,584
  Dollar General Corp.                         2,901,820                  52,987
  Dover Corp.                                  1,761,558                  52,776
  Cintas Corp.                                 1,482,847                  52,552
  ITT Industries, Inc.                           799,121                  52,310
* Comcast Corp. Special Class A                1,814,271                  52,305
  Xcel Energy, Inc.                            3,468,670                  52,169
  Cincinnati Financial Corp.                   1,398,491                  51,870
  Sempra Energy                                1,804,366                  51,479
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
* BJ Services Co.                              1,375,097                  51,374
  Jefferson-Pilot Corp.                        1,236,340                  51,259
* Sprint PCS                                   8,900,635                  51,179
  Eaton Corp.                                    648,643                  50,990
  UST, Inc.                                    1,454,696                  50,958
* Nabors Industries, Inc.                      1,266,654                  50,096
  Starwood Hotels & Resorts
   Worldwide, Inc.                             1,745,435                  49,902
  Constellation Energy Group, Inc.             1,438,137                  49,328
  Monsanto Co.                                 2,273,822                  49,206
* Biogen, Inc.                                 1,291,531                  49,078
  Knight Ridder                                  710,677                  48,987
  KeySpan Corp.                                1,368,480                  48,513
* PeopleSoft, Inc.                             2,753,784                  48,439
  Genuine Parts Co.                            1,512,264                  48,408
  First Tennessee National Corp.               1,098,910                  48,253
  Avery Dennison Corp.                           960,667                  48,225
* Network Appliance, Inc.                      2,951,588                  47,845
* Novellus Systems, Inc.                       1,304,103                  47,758
  The Pepsi Bottling Group, Inc.               2,384,616                  47,740
* Tenet Healthcare Corp.                       4,059,379                  47,292
* Edison International                         2,833,981                  46,562
  North Fork Bancorp, Inc.                     1,363,067                  46,426
* American Standard Cos., Inc.                   624,446                  46,165
  Textron, Inc.                                1,175,238                  45,858
  Interpublic Group of Cos., Inc.              3,389,439                  45,351
  Molex, Inc.                                  1,658,119                  44,753
* JDS Uniphase Corp.                          12,438,929                  43,661
  NiSource, Inc.                               2,283,800                  43,392
  CenturyTel, Inc.                             1,245,098                  43,392
  Parker Hannifin Corp.                        1,027,888                  43,161
  MeadWestvaco Corp.                           1,743,397                  43,062
  SAFECO Corp.                                 1,203,932                  42,475
  El Paso Corp.                                5,211,290                  42,107
  Centex Corp.                                   541,210                  42,101
  Delphi Corp.                                 4,873,716                  42,060
  Hilton Hotels Corp.                          3,277,790                  41,923
  EOG Resources, Inc.                            996,413                  41,690
  Plum Creek Timber Co. Inc. REIT              1,591,280                  41,294
  Tiffany & Co.                                1,263,035                  41,276
  Georgia Pacific Group                        2,177,068                  41,255
  Brown-Forman Corp. Class B                     523,923                  41,191
* Siebel Systems, Inc.                         4,257,067                  40,612
  T. Rowe Price Group Inc.                     1,062,361                  40,104
  MGIC Investment Corp.                          858,317                  40,032
* Noble Corp.                                  1,162,493                  39,874
  Zions Bancorp                                  783,940                  39,675
* QLogic Corp.                                   816,113                  39,443
  J.C. Penney Co., Inc.
   (Holding Co.)                               2,339,728                  39,424
  Kerr-McGee Corp.                               877,120                  39,295
* Office Depot, Inc.                           2,686,146                  38,976
================================================================================
10
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Huntington Bancshares Inc.                   1,988,833                  38,822
* AutoNation, Inc.                             2,454,924                  38,591
  RadioShack Corp.                             1,463,809                  38,513
  Amerada Hess Corp.                             782,164                  38,467
  Rockwell Automation, Inc.                    1,611,955                  38,429
* Harrah's Entertainment, Inc.                   953,861                  38,383
  Health Management Associates
   Class A                                     2,076,284                  38,307
* Jabil Circuit, Inc.                          1,726,468                  38,155
  Rockwell Collins, Inc.                       1,548,637                  38,143
  IMS Health, Inc.                             2,114,745                  38,044
  Whirlpool Corp.                                596,247                  37,981
  Torchmark Corp.                              1,008,925                  37,582
* Watson Pharmaceuticals, Inc.                   930,515                  37,565
  W.W. Grainger, Inc.                            796,962                  37,266
  Williams Cos., Inc.                          4,499,932                  35,549
* Unisys Corp.                                 2,851,708                  35,019
* Sealed Air Corp.                               734,259                  34,995
  Applera Corp.-Applied
   Biosystems Group                            1,816,237                  34,563
  Leggett & Platt, Inc.                        1,677,960                  34,398
  Sherwin-Williams Co.                         1,276,099                  34,302
  Janus Capital Group Inc.                     2,081,852                  34,142
* AES Corp.                                    5,317,799                  33,768
  UnumProvident Corp.                          2,503,311                  33,569
  Cooper Industries, Inc. Class A                811,363                  33,509
  Sigma-Aldrich Corp.                            616,517                  33,403
  Nucor Corp.                                    680,121                  33,224
* BMC Software, Inc.                           2,029,747                  33,146
  McCormick & Co., Inc.                        1,211,002                  32,939
  Liz Claiborne, Inc.                            933,935                  32,921
  Pulte Homes, Inc.                              531,148                  32,751
  Vulcan Materials Co.                           883,447                  32,749
* Jones Apparel Group, Inc.                    1,112,657                  32,556
  C.R. Bard, Inc.                                452,632                  32,277
  Equifax, Inc.                                1,226,692                  31,894
  VF Corp.                                       938,692                  31,887
* NVIDIA Corp.                                 1,383,851                  31,842
* Citizens Communications Co.                  2,466,202                  31,789
* Waters Corp.                                 1,079,997                  31,460
* National Semiconductor Corp.                 1,587,439                  31,304
  Freeport-McMoRan
   Copper & Gold, Inc. Class B                 1,263,980                  30,968
* King Pharmaceuticals, Inc.                   2,094,594                  30,916
  Scientific-Atlanta, Inc.                     1,296,227                  30,902
  Sabre Holdings Corp.                         1,245,601                  30,704
  Dow Jones & Co., Inc.                          707,831                  30,458
  Pinnacle West Capital Corp.                    793,391                  29,712
* Phelps Dodge Corp.                             773,519                  29,657
* Thermo Electron Corp.                        1,407,218                  29,580
* Citrix Systems, Inc.                         1,440,395                  29,326
  Black & Decker Corp.                           674,726                  29,317
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
* Mercury Interactive Corp.                      742,333                  28,661
  Wendy's International, Inc.                    986,101                  28,567
  Apartment Investment &
   Management Co. Class A REIT                   815,802                  28,227
* Robert Half International, Inc.              1,478,710                  28,007
* Sanmina-SCI Corp.                            4,433,510                  27,975
* Teradyne, Inc.                               1,607,873                  27,832
  Darden Restaurants Inc.                      1,462,812                  27,764
* Pactiv Corp.                                 1,385,785                  27,314
  R.J. Reynolds Tobacco
   Holdings, Inc.                                732,700                  27,264
  Engelhard Corp.                              1,094,301                  27,106
* Solectron Corp.                              7,210,812                  26,968
* American Power
   Conversion Corp.                            1,708,607                  26,637
  Hasbro, Inc.                                 1,505,438                  26,330
  Symbol Technologies, Inc.                    2,003,878                  26,070
  International Flavors &
   Fragrances, Inc.                              815,977                  26,054
  Alberto-Culver Co. Class B                     508,866                  26,003
  Federated Investors, Inc.                      947,702                  25,986
  R.R. Donnelley & Sons Co.                      983,595                  25,711
  KB HOME                                        413,682                  25,640
  Sunoco, Inc.                                   665,436                  25,114
  SuperValu Inc.                               1,163,172                  24,799
* Comverse Technology, Inc.                    1,633,650                  24,554
  Pall Corp.                                   1,067,820                  24,026
  Fluor Corp.                                    707,721                  23,808
* Tellabs, Inc.                                3,578,864                  23,513
* Providian Financial Corp.                    2,516,105                  23,299
* LSI Logic Corp.                              3,257,398                  23,062
  Nordstrom, Inc.                              1,179,135                  23,017
  Ball Corp.                                     494,957                  22,525
* Toys R Us, Inc.                              1,849,519                  22,416
* Calpine Corp.                                3,308,891                  21,839
  CenterPoint Energy Inc.                      2,651,887                  21,613
  Bemis Co., Inc.                                460,973                  21,574
  Deluxe Corp.                                   479,818                  21,496
  Goodrich Corp.                               1,020,385                  21,428
* Avaya Inc.                                   3,316,335                  21,424
  Eastman Chemical Co.                           671,776                  21,275
* CIENA Corp.                                  4,089,448                  21,224
* NCR Corp.                                      828,110                  21,216
* Humana Inc.                                  1,402,306                  21,175
* Convergys Corp.                              1,304,062                  20,865
  The Stanley Works                              741,247                  20,458
  Temple-Inland Inc.                             469,138                  20,131
  Brunswick Corp.                                783,766                  19,610
* Manor Care, Inc.                               781,403                  19,543
* Navistar International Corp.                   592,351                  19,328
* Advanced Micro Devices, Inc.                 3,001,939                  19,242
* Monster Worldwide Inc.                         970,608                  19,150
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
500 INDEX FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
  Meredith Corp.                                 431,753                  18,997
* Compuware Corp.                              3,281,878                  18,936
* Millipore Corp.                                420,895                  18,675
  TECO Energy, Inc.                            1,532,311                  18,372
* Allied Waste Industries, Inc.                1,814,833                  18,239
* Rowan Cos., Inc.                               812,898                  18,209
  Ashland, Inc.                                  592,490                  18,178
  Bausch & Lomb, Inc.                            461,997                  17,325
* Reebok International Ltd.                      514,316                  17,296
* PMC Sierra Inc.                              1,466,720                  17,205
  Maytag Corp.                                   680,054                  16,607
* ADC Telecommunications, Inc.                 6,961,389                  16,206
* Applied Micro Circuits Corp.                 2,639,713                  15,970
* Tektronix, Inc.                                736,334                  15,905
  Circuit City Stores, Inc.                    1,798,573                  15,827
  Delta Air Lines, Inc.                        1,070,923                  15,721
  Autodesk, Inc.                                 970,416                  15,682
  Adolph Coors Co. Class B                       315,513                  15,454
* Big Lots Inc.                                1,013,406                  15,242
  PerkinElmer, Inc.                            1,093,627                  15,103
  Winn-Dixie Stores, Inc.                      1,222,474                  15,049
  Dana Corp.                                   1,290,201                  14,915
  Snap-On Inc.                                   505,185                  14,666
  United States Steel Corp.                      895,438                  14,658
* Quintiles Transnational Corp.                1,026,799                  14,570
  NICOR Inc.                                     382,227                  14,184
  Ryder System, Inc.                             544,723                  13,956
  Dynegy, Inc.                                 3,234,940                  13,587
  Peoples Energy Corp.                           312,972                  13,423
  Cummins Inc.                                   360,318                  12,932
  Boise Cascade Corp.                            506,050                  12,095
  Crane Co.                                      514,704                  11,648
* American Greetings Corp. Class A               572,228                  11,239
  Cooper Tire & Rubber Co.                       638,667                  11,234
* Gateway, Inc.                                2,813,217                  10,268
* Mirant Corp.                                 3,507,486                  10,172
  CMS Energy Corp.                             1,250,877                  10,132
  Worthington Industries, Inc.                   746,011                   9,997
  Dillard's Inc.                                 735,796                   9,911
* Novell, Inc.                                 3,197,590                   9,849
* Louisiana-Pacific Corp.                        907,918                   9,842
* Hercules, Inc.                                 954,218                   9,447
  Allegheny Energy, Inc.                       1,091,095                   9,220
  Great Lakes Chemical Corp.                     436,052                   8,895
  The Goodyear Tire & Rubber Co.               1,521,911                   7,990
* Andrew Corp.                                   853,592                   7,853
  Visteon Corp.                                1,134,661                   7,795
* Thomas & Betts Corp.                           507,538                   7,334
  Tupperware Corp.                               506,688                   7,276
* Parametric Technology Corp.                  2,295,690                   7,002
* Viacom Inc. Class A                            143,386                   6,266
* Power-One, Inc.                                718,464                   5,137
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                  SHARES                   (000)
--------------------------------------------------------------------------------
  Allegheny Technologies Inc.                    702,818                   4,639
* McDermott International, Inc.                  567,941                   3,595
  Molex, Inc. Class A                              4,051                      94
  Alberto-Culver Co. Class A                       1,000                      50
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $68,123,002)                                                  78,196,689
--------------------------------------------------------------------------------
                                                    FACE
                                                  AMOUNT
                                                   (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.1%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 1.16%, 8/8/2003                             $ 10,000                   9,998
FEDERAL NATIONAL MORTGAGE ASSN.
(2) 1.17%, 7/2/2003                               40,000                  39,999
(2) 1.19%, 7/16/2003                               9,800                   9,796
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  1.16%, 7/1/2003                                656,827                 656,827
  1.16%, 7/1/2003--Note E                        170,193                 170,193
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $886,806)                                                        886,813
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $69,009,808)                                                  79,083,502
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                    226,128
Liabilities--Note E                                                    (495,512)
                                                                     -----------
                                                                       (269,384)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $78,814,118
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with an aggregate value of $59,793,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $73,193,680
Overdistributed Net Investment Income                                   (53,672)
Accumulated Net Realized Losses                                      (4,386,130)
Unrealized Appreciation (Depreciation)
  Investment Securities                                              10,073,694
  Futures Contracts                                                     (13,454)
--------------------------------------------------------------------------------
NET ASSETS                                                          $78,814,118
================================================================================

Investor Shares--Net Assets
Applicable to 715,081,987 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                          $64,368,311
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $90.02
================================================================================

Admiral Shares--Net Assets
Applicable to 160,477,333 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                          $14,445,807
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $90.02
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

================================================================================
                                                                  500 INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                           $ 624,342
  Interest                                                                4,301
  Security Lending                                                          385
--------------------------------------------------------------------------------
  Total Income                                                          629,028
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services                                            112
    Management and Administrative
      Investor Shares                                                    46,524
      Admiral Shares                                                      6,777
    Marketing and Distribution
      Investor Shares                                                     4,180
      Admiral Shares                                                        787
  Custodian Fees                                                            231
  Shareholders' Reports
    Investor Shares                                                       1,298
    Admiral Shares                                                           14
  Trustees' Fees and Expenses                                                53
--------------------------------------------------------------------------------
    Total Expenses                                                       59,976
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   569,052
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                           (169,307)
  Futures Contracts                                                      83,480
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                (85,827)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                               7,653,206
  Futures Contracts                                                      (3,246)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      7,649,960
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $8,133,185
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

================================================================================
                                                            500 INDEX FUND
                                                      --------------------------
                                                      SIX MONTHS            YEAR
                                                           ENDED           ENDED
                                                   JUNE 30, 2003   DEC. 31, 2002
                                                           (000)           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 569,052     $ 1,106,685
  Realized Net Gain (Loss)                              (85,827)     (2,516,358)
  Change in Unrealized Appreciation (Depreciation)    7,649,960     (18,331,701)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                         8,133,185     (19,741,374)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                    (423,230)       (940,961)
    Admiral Shares                                      (97,452)       (202,486)
  Realized Capital Gain
    Investor Shares                                          --              --
    Admiral Shares                                           --              --
--------------------------------------------------------------------------------
    Total Distributions                                (520,682)     (1,143,447)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                     1,922,944         439,822
  Admiral Shares                                      1,133,173       1,576,643
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
    Share Transactions                                3,056,117       2,016,465
--------------------------------------------------------------------------------
  Total Increase (Decrease)                          10,668,620     (18,868,356)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                68,145,498      87,013,854
--------------------------------------------------------------------------------
  End of Period                                     $78,814,118     $68,145,498
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


500 INDEX FUND INVESTOR SHARES

-----------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS                  YEAR ENDED DECEMBER 31,
                                                           ENDED    ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD     JUNE 30, 2003       2002       2001       2000       1999       1998
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $81.15    $105.89    $121.86    $135.33    $113.95     $90.07
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .66       1.32      1.260       1.29      1.370       1.33
  Net Realized and Unrealized Gain (Loss)
   on Investments                                          8.81     (24.70)   (15.955)    (13.46)    22.415      24.30
-----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                         9.47     (23.38)   (14.695)    (12.17)    23.785      25.63
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.60)     (1.36)    (1.275)     (1.30)    (1.410)     (1.33)
  Distributions from Realized Capital Gains                  --         --         --         --      (.995)      (.42)
-----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (.60)     (1.36)    (1.275)     (1.30)    (2.405)     (1.75)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $90.02     $81.15    $105.89    $121.86    $135.33    $113.95
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                             11.71%    -22.15%    -12.02%     -9.06%     21.07%     28.62%
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                     $64,365    $56,224    $73,151    $88,240   $104,652    $74,229
Ratio of Total Expenses to Average Net Assets             0.18%+      0.18%      0.18%      0.18%      0.18%      0.18%
Ratio of Net Investment Income to Average Net Assets      1.60%+      1.43%      1.14%      0.98%      1.13%      1.35%
Portfolio Turnover Rate**                                    2%+         7%         4%         9%         6%         6%
-----------------------------------------------------------------------------------------------------------------------
 *Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Portfolio turnover rates excluding in-kind redemptions were 2%, 6%, 3%, 7%,3%, and 3%, respectively.
 +Annualized.

500 INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED    YEAR ENDED DEC.31,    NOV. 13* TO
                                                        JUNE 30,  --------------------       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003       2002       2001           2000
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $81.15    $105.89    $121.87        $124.88
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                    .684       1.374     1.313           .179
  Net Realized and Unrealized Gain (Loss) on Investments  8.810    (24.700)   (15.955)        (2.808)
-----------------------------------------------------------------------------------------------------
  Total from Investment Operations                        9.494    (23.326)   (14.642)        (2.629)
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                    (.624)    (1.414)    (1.338)         (.381)
  Distributions from Realized Capital Gains                  --         --         --             --
-----------------------------------------------------------------------------------------------------
    Total Distributions                                   (.624)    (1.414)    (1.338)         (.381)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $90.02    $ 81.15    $105.89        $121.87
-----------------------------------------------------------------------------------------------------

TOTAL RETURN                                              11.74%    -22.10%    -11.98%         -2.10%
-----------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $14,446    $11,922    $13,863         $8,237
  Ratio of Total Expenses to Average Net Assets           0.12%+      0.12%      0.12%         0.12%+
  Ratio of Net Investment Income to Average Net Assets    1.66%+      1.50%      1.22%         1.03%+
  Portfolio Turnover Rate**                                  2%+         7%         4%             9%
=====================================================================================================
*Inception.
**Portfolio turnover rates excluding in-kind redemptions were 2%, 6%, 3%, and7%,respectively.
 +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The fund uses S&P 500 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2003, the fund had contributed capital of $13,456,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 13.45% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the six months ended June 30, 2003, the fund realized $14,031,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the fund had available realized losses of $4,292,867,000 to offset future net capital gains of $193,358,000 through December 31, 2008, $890,248,000 through December 31,
2009,  $3,087,963,000  through  December  31,  2010,  and  $121,298,000  through
December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At June 30, 2003, net unrealized appreciation of investment securities for tax purposes was $10,073,694,000, consisting of unrealized gains of $20,843,375,000 on securities that had risen in value since their purchase and $10,769,681,000 in unrealized losses on securities that had fallen in value since their purchase.

     At June 30, 2003, the aggregate settlement value of open futures contracts expiring in September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                               (000)
                                                --------------------------------
                                                  AGGREGATE           UNREALIZED
                              NUMBER OF          SETTLEMENT         APPRECIATION
FUTURES CONTRACTS        LONG CONTRACTS               VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
S&P 500 Index                     2,562            $623,399            $(13,454)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the six months ended June 30, 2003, the fund purchased $3,631,109,000 of investment securities and sold $579,055,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker/dealers at June 30, 2003, was $162,824,000, for which the fund held cash collateral of $170,193,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED               YEAR ENDED
                                                    JUNE 30, 2003        DECEMBER 31, 2002
                                               -------------------       -----------------
                                                 AMOUNT     SHARES       AMOUNT     SHARES
                                                  (000)      (000)        (000)      (000)
------------------------------------------------------------------------------------------
Investor Shares
  Issued                                    $6,293,870     75,507  $13,122,035    141,376
  Issued in Lieu of Cash Distributions         398,041      4,658      883,934     10,271
  Redeemed                                  (4,768,967)   (57,889) (13,566,147)  (149,680)
                                            ----------------------------------------------
    Net Increase (Decrease)--Investor Shares 1,922,944     22,276      439,822      1,967
                                            ----------------------------------------------
Admiral Shares
  Issued                                     1,957,143     23,530    3,955,614     42,831
  Issued in Lieu of Cash Distributions          82,156        960      171,021      1,990
  Redeemed                                    (906,126)   (10,913)  (2,549,992)   (28,843)
                                            ----------------------------------------------
    Net Increase (Decrease)--Admiral Shares  1,133,173     13,577    1,576,643     15,978
------------------------------------------------------------------------------------------

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.
--------------------------------------------------------------------------------
JOHN J. BRENNAN* (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999), and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R.  GREGORY  BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                                          [SHIP]
                                                          THE VANGUARD GROUP (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R),  Standard & Poor's 500, and 500 are  trademarks  of The  McGraw-Hill
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Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard
&  Poor's,  and  Standard  &  Poor's  makes  no  representation   regarding  the
advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
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TEXT TELEPHONE
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(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q402 082003

                                    VANGUARD(R) U.S. STOCK INDEX FUNDS

                                    SMALL-CAPITALIZATION PORTFOLIOS

            SEMIANNUAL REPORT
                            [GRAPHICS]
                                     JUNE 30, 2003

                                                VANGUARD(R) SMALL-CAP INDEX FUND
                                         VANGUARD(R) SMALL-CAP GROWTH INDEX FUND
                                          VANGUARD(R) SMALL-CAP VALUE INDEX FUND

[Cover Art]

                                                           THE VANGUARD GROUP(R)

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

SUMMARY

* During the first half of 2003, Vanguard's three small-capitalization index funds posted gains that ranged from 9.9% to 16.8%.

* Stocks surged almost across the board, but small-caps led the market. Growth stocks generally outpaced value issues.

*    As of mid-May, the three funds began tracking new target indexes.

CONTENTS

 1 Letter from the Chairman
 5 Fund Profiles
 8 Glossary of Investment Terms
 9 Performance Summaries
11 Financial Statements
68 Advantages of Vanguard.com

[MSCI Logo]
Small Cap Index Fund
Small Cap Growth Index Fund
Small Cap Value Index Fund

Letter from the Chairman
[PHOTO] John J. Brennan

Fellow Shareholder,
The U.S. stock market surged during the first half of 2003, with small-capitalization stocks rising farthest. As the table below shows, Vanguard's three small-cap index funds posted impressive six-month returns ranging from 9.9% to 16.8%. The top performer, Vanguard Small-Cap Index Fund, outpaced its average peer among small-cap core mutual funds. However, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund lagged their respective peer-group averages.

--------------------------------------------------------------------------------
TOTAL RETURNS                                       SIX MONTHS ENDED
                                                       JUNE 30, 2003
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 Investor Shares                                               16.7%
 Admiral(TM) Shares                                            16.7
 Institutional Shares                                          16.8
Average Small-Cap Core Fund*                                   15.6
Spliced Small Cap Index**                                      16.5
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND
 Investor Shares                                               14.5%
 Institutional Shares                                          14.6
Average Small-Cap Growth Fund*                                 17.5
Spliced Small Cap Growth Index+                                13.7
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND
 Investor Shares                                                9.9%
 Institutional Shares                                          10.0
Average Small-Cap Value Fund*                                  14.2
Spliced Small Cap Value Index++                                 8.6
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Russell 2000 Index until May 16, 2003; MSCI US Small Cap 1750 Index thereafter.
+S&P SmallCap 600/Barra Growth Index until May 16, 2003; MSCI US Small Cap Growth Index thereafter.
++S&P SmallCap 600/Barra Value Index until May 16, 2003; MSCI US Small Cap Value Index thereafter.

     As you know, our funds started tracking new target indexes after May 16. Reflecting this change, the table shows "spliced" index returns that incorporate results from both old and new targets. (See page 3 for details about the switch.) In order to minimize transaction costs, the transitions to the new indexes were executed over several weeks. (Some small-cap stocks can be difficult--and therefore expensive--to trade.) Spreading out the transactions rather than executing them all on May 16 created some random tracking error that explains the somewhat wider-than-normal gaps between the results for two of the funds and their targets.

     Each fund's total returns are based on the change in net asset value during the half-year. None of the funds made distributions from income dividends or capital gains. The table on page 4 provides details.

STOCKS RALLIED DESPITE WAR
The war with Iraq, a lackluster economy, and rising unemployment did little to impede the U.S. stock market during the half-year ended June 30. Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks. For the first half of 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned a stellar 12.9%.

     The gain was almost universal, with all market segments and industrial sectors in the broad index posting positive returns. As noted, small-capitalization stocks outperformed large-caps. And according to most (though not all) style-based indexes, growth stocks, whose prices reflect expectations for above-average earnings growth, outpaced value stocks.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                  TOTAL RETURNS
                                                    PERIODS ENDED JUNE 30, 2003
                                              ----------------------------------
                                                   SIX         ONE         FIVE
                                                MONTHS        YEAR       YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                  12.3%        1.0%        -1.2%
Russell 2000 Index (Small-caps)                  17.9        -1.6          1.0
Wilshire 5000 Index (Entire market)              12.9         1.3         -1.3
MSCI All Country World Index Free
 ex USA (International)                          11.1        -4.2         -2.8
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                       3.9%       10.4%         7.5%
 (Broad taxable market)
Lehman Municipal Bond Index                       3.8         8.7          6.3
Citigroup 3-Month Treasury Bill Index             0.6         1.4          3.9
================================================================================
CPI
Consumer Price Index                              1.5%        2.1%         2.4%
--------------------------------------------------------------------------------
*Annualized.


BONDS ALSO RALLIED; INTEREST RATES FELL TO 45-YEAR LOWS
In the fixed income arena, risk was rewarded during the six months. The lower the credit rating of the bond issuer, the higher the return. The Lehman Brothers High Yield Bond Index surged 18.5%--well above the respectable six-month return of 3.9% for the overall bond market, as measured by the Lehman Aggregate Bond Index. During the half-year, the yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%.

     Meanwhile, short-term interest rates fell to their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board lowered the target for the federal funds rate (the interest rate charged for overnight loans between banks) by 25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill fell 34 basis points to 0.85%, well below the inflation rate.

SMALLER, MORE SPECULATIVE STOCKS LED THE MARKET
Among the industry sectors tracked in Vanguard's three small-cap index funds, there were very few declines during the six months. For the Small-Cap Index Fund, only one group--the conglomerates that fall into the "other" category--recorded a negative return (-2%). Indeed, 9 of 12 sectors posted double-digit gains, including the four largest sectors in the fund: financial services (+15%), consumer discretionary (+17%), technology (+26%), and health care (+26%).

     Results were almost as impressive for our two other funds, each of which had at least five sectors with double-digit returns. As you would expect--given that growth stocks generally outperformed value issues during the period--the Small-Cap Growth Index Fund posted a higher overall return. However, both funds trailed the result of the Small-Cap Index Fund.

     Until recently, our three funds tracked benchmarks from different index sponsors, each with its own methodology for index construction. The Small-Cap Index Fund tracked a Russell index that is reconstituted annually strictly on the basis of market-capitalization rankings. The two other funds tracked Standard & Poor's SmallCap 600/Barra indexes whose composition, determined by a committee, generally excludes companies with less than three years of operating history and four quarters of profits. The S&P/Barra criteria eliminated many of the more speculative stocks that benefited most from the recent rebound. This factor explains why our growth and value portfolios lagged the Small-Cap Index Fund and their respective peer-group averages. (We should note that the same factor worked in the two funds' favor during much of the previous three years, when those speculative stocks were pummeled.)

     All three funds are now tracking MSCI indexes that we feel have superior characteristics. For example, the MSCI methodology should result in a lower turnover rate for index constituents, which translates into lower transaction costs for the funds. The MSCI indexes, which are based on objective parameters (without requirements for operating history), use overlapping bands between market caps--a factor that reduces the turnover rate.

     The MSCI indexes also demonstrate better style integrity because they employ multiple factors in determining a stock's growth or value bias. In this way, the new indexes more closely mirror their market segments as approached by active fund managers, who evaluate stocks on the basis of a wide range of criteria.

     The latter characteristic means that in the future, costs (rather than index methodology) will play an even greater role in how our funds' results stack up against those of competing funds. And when it comes to costs, Vanguard has long had an advantage: During the half-year, for example, our funds' Investor Shares had annualized expense ratios (operating costs as a percentage of average net assets) of 0.27%, while the average expenses for peer groups ranged from 1.56% to 1.74%. Expenses were even lower for our funds' Admiral and Institutional Shares.

THE VALUE OF  DIVERSIFICATION
Events of the past several years--which saw the height of the dot-com boom, the long bear market in stocks that followed, and the recent resurgence of equities--remind us of the value of diversification, both across and within asset classes. Maintaining a balanced portfolio through such times can be a struggle, as investors are constantly being tempted or repelled by the returns of various asset classes or market segments. The balanced investor will never be at the top of the heap at any one moment--after all, one asset class will always do better than another--but he or she won't be on the bottom, either: Balance lets us enjoy much of the gains of the financial markets without plunging to their depths. Vanguard's small-cap index funds can be a valuable component of a balanced portfolio, providing low-cost exposure to smaller companies within the U.S. equity market.

     Thank you for entrusting your hard-earned money to us.


Sincerely,
John J. Brennan
Chairman and Chief Executive Officer                               July 15, 2003


--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              DECEMBER 31, 2002-JUNE 30, 2003

                                                        DISTRIBUTIONS PER SHARE
                                                   -----------------------------
                         STARTING         ENDING        INCOME          CAPITAL
                      SHARE PRICE    SHARE PRICE     DIVIDENDS            GAINS
--------------------------------------------------------------------------------
SMALL-CAP INDEX FUND
 Investor Shares           $15.66         $18.27         $0.00            $0.00
 Admiral Shares             15.66          18.28          0.00             0.00
 Institutional Shares       15.66          18.29          0.00             0.00
--------------------------------------------------------------------------------
SMALL-CAP GROWTH INDEX FUND
 Investor Shares            $9.17         $10.50         $0.00            $0.00
 Institutional Shares        9.17          10.51          0.00             0.00
--------------------------------------------------------------------------------
SMALL-CAP VALUE INDEX FUND
 Investor Shares            $8.52          $9.36         $0.00            $0.00
 Institutional Shares        8.53           9.38          0.00             0.00
--------------------------------------------------------------------------------

FUND PROFILES                                                As of June 30, 2003

These Profiles provide snapshots of the funds' characteristics, compared where appropriate with both an unmanaged target index and a broad market index. Key terms are defined on page 8.


SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                          TARGET         BROAD
                                                FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Number of Stocks                               1,769       1,760         5,403
Median Market Cap                              $1.0B       $1.0B        $27.7B
Price/Earnings Ratio                           24.5x       24.5x         21.8x
Price/Book Ratio                                2.0x        2.0x          2.7x
Yield                                                       1.4%          1.6%
 Investor Shares                                1.2%
 Admiral Shares                                 1.3%
 Institutional Shares                           1.4%
Return on Equity                               11.7%       11.7%         20.5%
Earnings Growth Rate                            6.2%        6.2%          8.6%
Foreign Holdings                                0.3%        0.3%          0.1%
Turnover Rate                                   43%+          --            --
Expense Ratio                                                 --            --
 Investor Shares                             0.27%++
 Admiral Shares                              0.18%++
 Institutional Shares                        0.10%++
Cash Investments                                0.1%          --            --
--------------------------------------------------------------------------------

-----------------------------------------------------
TEN LARGEST HOLDING
 (% of total net assets)

Providian Financial Corp.                       0.3%
 (financial services)
Calpine Corp.                                   0.2
 (utilities)
Coventry Health Care Inc.                       0.2
 (health care)
Humana Inc.                                     0.2
 (health care)
Rite Aid Corp.                                  0.2
 (retail)
The Chicago Mercantile Exchange                 0.2
 (financial services)
GTECH Holdings Corp.                            0.2
 (entertainment)
Mack-Cali Realty Corp. REIT                     0.2
 (real estate)
Waddell & Reed Financial, Inc.                  0.2
 (investment management)
Developers Diversified Realty Corp. REIT        0.2
 (real estate)
-----------------------------------------------------
Top Ten 2.1%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


----------------------------------------------------------------
VOLATILITY MEASURES
                                  SPLICED BROAD
                      FUND        INDEX+++ FUND       INDEX**
----------------------------------------------------------------
R-Squared             1.00          1.00   0.79          1.00
Beta                  1.00          1.00   1.05          1.00
----------------------------------------------------------------

-----------------------
INVESTMENT FOCUS
[CHART]
Market Cap -- Small
Style -- Blend
-----------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)

                                                          TARGET         BROAD
                                                FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                           4.3%        4.3%          2.6%
Consumer Discretionary                         18.1        18.2          15.7
Consumer Staples                                1.8         1.8           6.9
Financial Services                             23.7        23.7          22.3
Health Care                                    12.1        12.1          14.3
Integrated Oils                                 0.0         0.0           3.5
Other Energy                                    4.6         4.7           2.3
Materials & Processing                          7.7         7.8           3.6
Producer Durables                               7.9         7.7           4.0
Technology                                     13.5        13.3          13.5
Utilities                                       5.7         5.9           7.1
Other                                           0.5         0.5           4.2
Cash                                            0.1          --            --
--------------------------------------------------------------------------------
*MSCI US Small Cap 1750 Index.
**Wilshire 5000 Index.
 +Annualized; includes activity related to a change in the fund's target index. ++Annualized.
+++Russell  2000  Index  through  May 16,  2003;  MSCI US  Small  Cap  1750
   Index thereafter.

SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                          TARGET         BROAD
                                                FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Number of Stocks                               1,022       1,019         5,403
Median Market Cap                              $1.0B       $1.0B        $27.7B
Price/Earnings Ratio                           42.5x       42.5x         21.8x
Price/Book Ratio                                2.6x        2.6x          2.7x
Yield                                                       0.2%          1.6%
 Investor Shares                                0.0%
 Institutional Shares                           0.2%
Return on Equity                               12.6%       12.6%         20.5%
Earnings Growth Rate                           12.6%       12.6%          8.6%
Foreign Holdings                                0.4%        0.4%          0.9%
Turnover Rate                                  127%+          --           --
Expense Ratio                                                 --           --
Investor Shares                              0.27%++
Institutional Shares                         0.10%++
Cash Investments                                0.2%          --           --
--------------------------------------------------------------------------------


------------------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

Coventry Health Care Inc.                       0.4%
 (health care)
Rite Aid Corp.                                  0.4
 (retail)
The Chicago Mercantile Exchange                 0.4
 (financial services)
GTECH Holdings Corp.                            0.4
 (entertainment)
Waddell & Reed Financial, Inc.                  0.4
 (investment management)
Mid Atlantic Medical Services, Inc.             0.4
 (health care)
Chesapeake Energy Corp.                         0.4
 (oil)
Western Digital Corp.                           0.4
 (computer technology)
PMC Sierra Inc.                                 0.4
 (electronics)
Edwards Lifesciences Corp.                      0.4
 (medical)
------------------------------------------------------
Top Ten 4.0%
------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


----------------------------------------------------------------
VOLATILITY MEASURES
                                 SPLICED                BROAD
                      FUND        INDEX+++    FUND     INDEX**
----------------------------------------------------------------
R-Squared             1.00          1.00      0.77        1.00
Beta                  1.01          1.00      1.04        1.00
----------------------------------------------------------------


---------------------
INVESTMENT FOCUS
[CHART]
Market Cap -- Small
Style -- Growth
---------------------


--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                    TARGET         BROAD
                                        FUND        INDEX*       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                   3.7%          3.7%          2.6%
Consumer Discretionary                  23.8          24.2          15.7
Consumer Staples                         1.8           1.8           6.9
Financial Services                       8.8           8.9          22.3
Health Care                             19.7          19.6          14.3
Integrated Oils                          0.1           0.0           3.5
Other Energy                             5.7           6.1           2.3
Materials & Processing                   4.2           3.9           3.6
Producer Durables                        7.8           7.7           4.0
Technology                              22.2          21.8          13.5
Utilities                                1.8           2.2           7.1
Other                                    0.2           0.1           4.2
Cash                                     0.2            --            --
--------------------------------------------------------------------------------
*MSCI US Small Cap Growth Index.
**Wilshire 5000 Index.
+Annualized; includes activity related to a change in the fund's target index. ++Annualized.
+++S&P SmallCap  600/Barra  Growth Index through May 16, 2003;  MSCI US Small
   Cap Growth Index thereafter.

SMALL-CAP VALUE INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                          TARGET         BROAD
                                                FUND      INDEX*       INDEX**
--------------------------------------------------------------------------------
Number of Stocks                                 951         949         5,403
Median Market Cap                              $1.0B       $1.0B        $27.7B
Price/Earnings Ratio                           17.2x       17.2x         21.8x
Price/Book Ratio                                1.5x        1.5x          2.7x
Yield                                                       2.6%          1.6%
 Investor Shares                                2.5%
 Institutional Shares                           2.6%
Return on Equity                               11.0%       11.0%         20.5%
Earnings Growth Rate                            1.9%        1.9%          8.6%
Foreign Holdings                                0.3%        0.3%          0.9%
Turnover Rate                                   98%+          --            --
Expense Ratio                                                 --            --
Investor Shares                              0.27%++
Institutional Shares                         0.10%++
Cash Investments                                0.0%          --            --
--------------------------------------------------------------------------------


----------------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

Providian Financial Corp.                 0.5%
 (financial services)
Calpine Corp.                             0.5
 (utilities)
Humana Inc.                               0.5
 (health care)
Mack-Cali Realty Corp. REIT               0.4
 (real estate)
Developers Diversified Realty Corp. REIT  0.4
 (real estate)
Great Plains Energy, Inc.                 0.4
 (energy and utilities)
National Fuel Gas Co.                     0.4
 (gas utilities)
United Dominion Realty Trust REIT         0.4
 (real estate)
Annaly Mortgage Management Inc. REIT      0.4
 (real estate)
Pentair, Inc.                             0.4
 (electronics)
----------------------------------------------------
Top Ten 4.3%
----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.



----------------------------------------------------------------
VOLATILITY MEASURES

                                 SPLICED     BROAD
                      FUND        INDEX+++    FUND       INDEX**
----------------------------------------------------------------
R-Squared             1.00          1.00   0.62          1.00
Beta                  1.01          1.00   0.91          1.00
----------------------------------------------------------------


----------------------
INVESTMENT FOCUS
[CHART]
Market Cap -- Small
Style -- Value
----------------------

------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

                                             TARGET         BROAD
                                 FUND        INDEX*       INDEX**
------------------------------------------------------------------
Auto & Transportation            5.0%          5.0%          2.6%
Consumer Discretionary           11.9          11.9          15.7
Consumer Staples                  1.9           1.9           6.9
Financial Services               39.3          39.2          22.3
Health Care                       4.2           4.2          14.3
Integrated Oils                   0.0           0.0           3.5
Other Energy                      3.3           3.4           2.3
Materials & Processing           11.8          11.8           3.6
Producer Durables                 7.6           7.6           4.0
Technology                        4.4           4.4          13.5
Utilities                         9.8           9.8           7.1
Other                             0.8           0.8           4.2
------------------------------------------------------------------
*MSCI US Small Cap Value Index.
**Wilshire 5000 Index.
+Annualized; includes activity related to a change in the fund's target index. ++Annualized.
+++S&P  SmallCap  600/Barra  Value Index  through May 16, 2003; MSCI US Small
   Cap Value Index thereafter.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                        As of June 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


SMALL-CAP INDEX FUND
--------------------------------------------------------------------------------
Fiscal-Year Total Returns (%) December 31, 1992-June 30, 2003

          SCALE RANGE -45% TO 45%

       SMALL-CAP INDEX   SPLICED SMALL
       INVESTOR SHARES      CAP INDEX*
       ---------------   -------------
1993        18.7              18.9
1994        -0.5              -1.8
1995        28.7              28.4
1996        18.1              16.5
1997        24.6              22.4
1998        -2.6              -2.5
1999        23.1              21.3
2000        -2.7              -3.0
2001         3.1               2.5
2002       -20.0             -20.5
2003**      16.7              16.5

*Russell 2000 Index until May 16, 2003; MSCI US Small Cap 1750 Index thereafter. **Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 56-58 for dividend and capital gains information.

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003
                                                                           TEN YEARS
                                          ONE         FIVE    ---------------------------------
                      INCEPTION DATE     YEAR        YEARS      CAPITAL      INCOME     TOTAL
-----------------------------------------------------------------------------------------------
SMALL-CAP INDEX FUND
 Investor Shares*          10/3/1960    -2.67%        1.43%       7.62%       1.33%     8.95%
 Admiral Shares           11/13/2000    -2.52      -0.73**           --          --        --
 Institutional Shares       7/7/1997    -2.45         1.58       2.58**      1.38**    3.96**
------------------------------------------------------------------------------------------------
*Total  return  figures do not reflect the $10 annual  account  maintenance  fee applied on balances under $10,000.
**Returns since inception.

SMALL-CAP GROWTH INDEX FUND
--------------------------------------------------------------------------------
Fiscal-Year Total Returns (%) May 21, 1998-June 30, 2003
                  SCALE RANGE  -45% to 45%

      SMALL-CAP GROWTH INDEX   SPLICED SMALL CAP
      INVESTOR SHARES              GROWTH INDEX*
      ----------------------   -----------------
1998        -4.8                      -5.1
1999        19.8                      19.6
2000         1.6                       0.6
2001        -0.8                      -1.2
2002       -15.4                     -15.4
2003**      14.5                      13.7


*S&P SmallCap 600/Barra Growth Index until May 16, 2003; MSCI US Small Cap Growth Index thereafter.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 59 and 60 for dividend and capital gains information.


SMALL-CAP VALUE INDEX FUND
--------------------------------------------------------------------------------
Fiscal-Year Total Returns (%) May 21, 1998-June 30, 2003
                   SCALE RANGE   -45% to 45%

     SMALL-CAP VALUE INDEX   SPLICED SMALL CAP
     FUND INVESTOR SHARES      VALUE INDEX*
     ---------------------   -----------------
1998        -12.5                 -13.3
1999          3.3                   3.0
2000         21.9                  20.9
2001         13.7                  13.1
2002        -14.2                 -14.5
2003**        9.9                   8.6

*S&P SmallCap 600/Barra Value Index until May 16, 2003; MSCI US Small Cap Value Index thereafter.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 61 and 62 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003

                                                             SINCE INCEPTION
                                        ONE    FIVE  ---------------------------
                    INCEPTION  DATE    YEAR   YEARS   CAPITAL    INCOME   TOTAL
--------------------------------------------------------------------------------
SMALL-CAP GROWTH INDEX FUND
 Investor Shares*         5/21/1998   2.72%   2.74%     1.92%     0.21%   2.13%
 Institutional Shares     5/24/2000   2.89   0.39**       --        --      --
--------------------------------------------------------------------------------
SMALL-CAP VALUE INDEX FUND
 Investor Shares*         5/21/1998 -10.93%   3.83%     2.51%     0.81%   3.32%
 Institutional Shares     12/7/1999 -10.68    8.83*       --        --      --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

FINANCIAL STATEMENTS                                   June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.4%)(1)
--------------------------------------------------------------------------------
* Providian Financial Corp.                    1,396,966                 12,936
* Calpine Corp.                                1,850,579                 12,214
* Coventry Health Care Inc.                      249,500                 11,517
* Humana Inc.                                    758,774                 11,457
* Rite Aid Corp.                               2,521,950                 11,223
  The Chicago Mercantile
   Exchange                                      154,523                 10,759
* GTECH Holdings Corp.                           277,000                 10,429
  Mack-Cali Realty Corp. REIT                    281,615                 10,245
  Waddell & Reed Financial, Inc.                 393,400                 10,099
  Developers Diversified
   Realty Corp. REIT                             352,703                 10,031
* Mid Atlantic Medical
   Services, Inc.                                189,700                  9,921
  Chesapeake Energy Corp.                        980,181                  9,900
* Western Digital Corp.                          956,241                  9,849
* Navistar International Corp.                   300,919                  9,819
  Great Plains Energy, Inc.                      339,249                  9,798
  National Fuel Gas Co.                          375,526                  9,782
* PMC Sierra Inc.                                820,000                  9,619
* Edwards Lifesciences Corp.                     295,100                  9,485
  United Dominion
   Realty Trust REIT                             548,398                  9,443
  CBRL Group, Inc.                               242,200                  9,412
* Catellus Development Corp.                     427,180                  9,398
* Monster Worldwide Inc.                         469,236                  9,258
* Newfield Exploration Co.                       245,900                  9,234
  Annaly Mortgage
   Management Inc. REIT                          454,950                  9,058
* Certegy, Inc.                                  325,700                  9,038
* Applied Micro Circuits Corp.                 1,487,444                  8,999
  Pentair, Inc.                                  230,000                  8,984
  Autodesk, Inc.                                 555,610                  8,979
  The Macerich Co. REIT                          254,900                  8,955
* Invitrogen Corp.                               232,892                  8,936
* Maxtor Corp.                                 1,180,300                  8,864
  Ryland Group, Inc.                             125,900                  8,737
* Avaya Inc.                                   1,344,686                  8,687
* PacifiCare Health Systems, Inc.                175,601                  8,662
  HCC Insurance Holdings, Inc.                   290,600                  8,593
* ImClone Systems, Inc.                          271,100                  8,572
  Alliant Energy Corp.                           449,667                  8,557
* Big Lots Inc.                                  568,355                  8,548
  Donaldson Co., Inc.                            191,700                  8,521
  Applebee's International, Inc.                 270,900                  8,514
  Chelsea Property Group REIT                    211,000                  8,505
  BorgWarner, Inc.                               132,000                  8,501
  Webster Financial Corp.                        223,775                  8,459
  Delta Air Lines, Inc.                          574,702                  8,437
* International Rectifier Corp.                  314,100                  8,424
* AMR Corp.                                      763,400                  8,397
* Integrated Circuit Systems, Inc.               266,800                  8,386
* Varco International, Inc.                      427,300                  8,375
  Vectren Corp.                                  333,547                  8,355
  Sky Financial Group, Inc.                      384,015                  8,341
* Amylin Pharmaceuticals, Inc.                   380,200                  8,323

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Renal Care Group, Inc.                         236,000                  8,310
* Reliant Resources, Inc.                      1,350,450                  8,278
  Snap-On Inc.                                   284,769                  8,267
  Philadelphia Suburban Corp.                    338,445                  8,251
  United States Steel Corp.                      503,422                  8,241
  Hawaiian Electric Industries Inc.              179,600                  8,235
  Cabot Corp.                                    286,906                  8,234
  OGE Energy Corp.                               384,747                  8,222
* Getty Images, Inc.                             197,250                  8,146
  PerkinElmer, Inc.                              587,215                  8,109
  Precision Castparts Corp.                      258,578                  8,042
  Martin Marietta Materials, Inc.                239,094                  8,036
  Arden Realty Group, Inc. REIT                  309,197                  8,024
  NICOR Inc.                                     216,067                  8,018
  Colonial BancGroup, Inc.                       576,897                  8,002
* DaVita, Inc.                                   298,100                  7,983
  HON Industries, Inc.                           260,408                  7,942
  First American Corp.                           301,100                  7,934
  Washington Federal Inc.                        340,700                  7,880
* STERIS Corp.                                   341,000                  7,874
  Roslyn Bancorp, Inc.                           365,794                  7,861
* O'Reilly Automotive, Inc.                      235,378                  7,859
  Ryder System, Inc.                             306,388                  7,850
* Education Management Corp.                     147,600                  7,849
* Performance Food Group Co.                     211,600                  7,829
  Lubrizol Corp.                                 252,636                  7,829
* Pharmaceutical Resources, Inc.                 160,600                  7,815
  Crescent Real Estate, Inc. REIT                469,941                  7,806
* Quintiles Transnational Corp.                  549,201                  7,793
  Ruby Tuesday, Inc.                             313,800                  7,760
* Crown Castle International Corp.               995,901                  7,738
  Cullen/Frost Bankers, Inc.                     238,087                  7,643
  Federal Realty
   Investment Trust REIT                         237,700                  7,606
* NTL Inc.                                       222,720                  7,599
* Mettler-Toledo International Inc.              206,815                  7,580
* The Corp. Executive Board Co.                  184,950                  7,550
* Neurocrine Biosciences, Inc.                   150,601                  7,521
  Peoples Energy Corp.                           174,829                  7,498
  BRE Properties Inc. Class A REIT               225,632                  7,491
  Hudson United Bancorp                          219,137                  7,484
* Arrow Electronics, Inc.                        489,800                  7,465
  StanCorp Financial Group, Inc.                 142,611                  7,447
* Sepracor Inc.                                  412,454                  7,437
  Medicis Pharmaceutical Corp.                   130,850                  7,419
* Avnet, Inc.                                    584,400                  7,410
  AGL Resources Inc.                             290,119                  7,381
* Cognizant Technology
   Solutions Corp.                               300,000                  7,308
  Herman Miller, Inc.                            360,111                  7,278
* Cypress Semiconductor Corp.                    606,200                  7,274
* Toll Brothers, Inc.                            255,600                  7,236
* American Tower Corp. Class A                   816,801                  7,229
* Human Genome Sciences, Inc.                    568,087                  7,226
  BancorpSouth, Inc.                             345,383                  7,201
  Old National Bancorp                           312,710                  7,192
* Cincinnati Bell Inc.                         1,072,044                  7,183
  Helmerich & Payne, Inc.                        245,200                  7,160
* BearingPoint, Inc.                             741,850                  7,159
  Harsco Corp.                                   198,438                  7,154
* Rambus Inc.                                    430,145                  7,128
  Friedman, Billings,
   Ramsey Group, Inc.                            530,450                  7,108
  Graco, Inc.                                    221,865                  7,100
* Pharmaceutical Product
   Development, Inc.                             245,428                  7,051
  CarrAmerica Realty Corp. REIT                  253,532                  7,051
* McDATA Corp. Class A                           478,703                  7,023
  Mills Corp. REIT                               209,047                  7,014
  Westamerica Bancorporation                     162,619                  7,006
  CenterPoint Properties Corp. REIT              113,070                  6,926
* Brocade Communications
   Systems, Inc.                               1,168,600                  6,883
  Pan Pacific Retail
   Properties, Inc. REIT                         174,765                  6,877
  ICN Pharmaceuticals, Inc.                      410,300                  6,877
  F.N.B. Corp.                                   227,225                  6,876
  IndyMac Bancorp, Inc. REIT                     269,000                  6,838
* Borders Group, Inc.                            387,986                  6,832
* Foundry Networks, Inc.                         473,100                  6,813
* Advanced Fibre
   Communications, Inc.                          416,800                  6,781
* Furniture Brands
   International Inc.                            259,500                  6,773
* Charles River Laboratories, Inc.               210,300                  6,767
* DeVry, Inc.                                    289,600                  6,745
  Rayonier Inc.                                  203,916                  6,729
  Thornburg Mortgage, Inc. REIT                  272,400                  6,728
  Camden Property Trust REIT                     192,373                  6,723
* Polycom, Inc.                                  484,800                  6,719
* Apria Healthcare Group Inc.                    269,002                  6,693
  Polaris Industries, Inc.                       108,700                  6,674
* Grant Prideco, Inc.                            564,600                  6,634
* Valassis Communications, Inc.                  257,900                  6,633
  Independence Community
   Bank Corp.                                    234,700                  6,623
* Avocent Corp.                                  221,167                  6,620
* Andrx Group                                    332,300                  6,613
  Imation Corp.                                  173,873                  6,576
* Sirius Satellite Radio, Inc.                 3,860,554                  6,524
  Realty Income Corp. REIT                       171,200                  6,519
  American Capital Strategies, Ltd.              261,196                  6,514
* Affiliated Managers Group, Inc.                106,700                  6,503
  UGI Corp. Holding Co.                          204,300                  6,476

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* AmeriCredit Corp.                              757,200                  6,474
* ITT Educational Services, Inc.                 220,877                  6,461
* Sybase, Inc.                                   463,400                  6,446
* Macromedia, Inc.                               305,022                  6,418
  Trustmark Corp.                                251,581                  6,408
* Stericycle, Inc.                               166,500                  6,407
  Lee Enterprises, Inc.                          170,600                  6,403
  HRPT Properties Trust REIT                     695,900                  6,402
* AnnTaylor Stores Corp.                         219,956                  6,368
  WGL Holdings Inc.                              238,364                  6,364
  Piedmont Natural Gas, Inc.                     163,231                  6,335
  Carlisle Co., Inc.                             150,247                  6,334
  IPC Holdings Ltd.                              188,798                  6,325
* J.D. Edwards & Co.                             440,620                  6,314
  IKON Office Solutions, Inc.                    707,435                  6,296
* Zale Corp.                                     157,300                  6,292
* Activision, Inc.                               486,250                  6,282
* Acxiom Corp.                                   414,490                  6,255
  Cummins Inc.                                   173,542                  6,228
* Barnes & Noble, Inc.                           268,900                  6,198
  The MONY Group Inc.                            229,823                  6,194
  Park National Corp.                             54,113                  6,182
  Ethan Allen Interiors, Inc.                    175,760                  6,180
* Respironics, Inc.                              164,700                  6,180
  Boise Cascade Corp.                            257,151                  6,146
* Netscreen Technologies, Inc.                   272,300                  6,140
  CNF Inc.                                       241,486                  6,129
* Cytec Industries, Inc.                         181,127                  6,122
* OSI Pharmaceuticals, Inc.                      190,000                  6,120
  Jack Henry & Associates Inc.                   343,700                  6,114
* Interdigital Communications Corp.              261,588                  6,113
  ONEOK, Inc.                                    311,145                  6,108
* Protein Design Labs, Inc.                      436,578                  6,103
* FMC Technologies Inc.                          288,500                  6,073
  Church & Dwight, Inc.                          185,500                  6,071
* Fisher Scientific International Inc.           173,900                  6,069
  Peabody Energy Corp.                           180,100                  6,050
  ArvinMeritor, Inc.                             299,700                  6,048
* ResMed Inc.                                    154,201                  6,045
  AptarGroup Inc.                                167,400                  6,02
* Cabot Microelectronics Corp.                   119,401                  6,026
  Healthcare Realty Trust Inc. REIT              205,807                  5,999
  First Industrial Realty Trust REIT             189,520                  5,989
  WPS Resources Corp.                            148,902                  5,986
  Whitney Holdings Corp.                         187,195                  5,985
* AGCO Corp.                                     350,300                  5,983
  Raymond James Financial, Inc.                  180,800                  5,975
* Cytyc Corp.                                    567,800                  5,973
* Kinder Morgan Management, LLC                  159,192                  5,963
  CBL & Associates
   Properties, Inc. REIT                         138,600                  5,960
  First Midwest Bancorp, Inc.                    206,781                  5,957
  Ametek, Inc.                                   162,502                  5,956
* Earthlink, Inc.                                752,900                  5,940
  Regis Corp.                                    202,978                  5,897
* American Greetings Corp. Class A               300,211                  5,896
* Techne Corp.                                   193,397                  5,868
  Ventas, Inc. REIT                              386,700                  5,859
  Health Care Inc. REIT                          191,700                  5,847
* Amkor Technology, Inc.                         444,912                  5,846
  Kennametal, Inc.                               172,715                  5,845
  Highwood Properties, Inc. REIT                 261,800                  5,838
* Pacific Sunwear of California, Inc.            241,893                  5,827
  Shurgard Storage Centers, Inc.
   Class A REIT                                  176,128                  5,826
* Hyperion Solutions Corp.                       171,240                  5,781
  Forest City Enterprise Class A                 139,442                  5,780
* United Stationers, Inc.                        159,183                  5,758
* Varian, Inc.                                   165,692                  5,745
* Take-Two Interactive
    Software, Inc.                               202,600                  5,742
* P.F. Chang's China Bistro, Inc.                116,600                  5,738
* Mirant Corp.                                 1,975,295                  5,728
* Key Energy Services, Inc.                      534,101                  5,726
  Media General, Inc. Class A                    100,077                  5,724
  CMS Energy Corp.                               704,854                  5,709
  Cooper Tire & Rubber Co.                       323,941                  5,698
* IDEXX Laboratories Corp.                       168,726                  5,683
  Roper Industries Inc.                          152,151                  5,660
* Service Corp. International                  1,460,100                  5,651
  Pacific Capital Bancorp                        160,933                  5,641
* Affymetrix, Inc.                               286,090                  5,639
  Arch Coal, Inc.                                244,320                  5,614
* Integrated Device
   Technology Inc.                               507,500                  5,608
  UCBH Holdings, Inc.                            195,221                  5,599
* Crown Holdings, Inc.                           778,700                  5,560
* Novell, Inc.                                 1,802,529                  5,552
* DoubleClick Inc.                               599,462                  5,545
  La-Z-Boy Inc.                                  246,815                  5,524
  Reader's Digest Association, Inc.              407,900                  5,498
  DQE Inc.                                       364,426                  5,492
  Lancaster Colony Corp.                         142,000                  5,490
* Vertex Pharmaceuticals, Inc.                   374,400                  5,466
* Emmis Communications, Inc.                     237,883                  5,459
  Prentiss Properties Trust REIT                 181,900                  5,455
* Charter Communications, Inc.                 1,370,439                  5,441
* Covance, Inc.                                  299,158                  5,415
  Westar Energy, Inc.                            332,454                  5,396
* Electronics for Imaging, Inc.                  265,681                  5,391
  AmerUs Group Co.                               191,108                  5,387
* Cymer, Inc.                                    167,800                  5,371
  Briggs & Stratton Corp.                        106,252                  5,366
* The Neiman Marcus Group, Inc.
   Class A                                       146,350                  5,356

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
  Dynegy, Inc.                                 1,275,252                  5,356
  Atmos Energy Corp.                             215,922                  5,355
* Flowserve Corp.                                270,800                  5,327
* Panera Bread Co.                               133,068                  5,323
  Airgas, Inc.                                   317,492                  5,318
  United Bankshares, Inc.                        185,601                  5,317
* R.H. Donnelley Corp.                           145,600                  5,310
* Beazer Homes USA, Inc.                          63,417                  5,295
* Timberland Co.                                 100,000                  5,286
  Essex Property Trust, Inc. REIT                 92,297                  5,284
* Extended Stay America, Inc.                    391,400                  5,280
  Cooper Cos., Inc.                              151,801                  5,278
  Crane Co.                                      233,182                  5,277
* Louisiana-Pacific Corp.                        486,718                  5,276
  Jefferies Group, Inc.                          105,763                  5,266
* Sonus Networks, Inc.                         1,046,300                  5,263
* Bio-Rad Laboratories, Inc.
   Class A                                        95,001                  5,258
* ADTRAN Inc.                                    102,961                  5,253
* Scotts Co.                                     105,900                  5,242
  Allegheny Energy, Inc.                         619,730                  5,237
  Universal Corp. (VA)                           123,653                  5,231
* Martek Biosciences Corp.                       121,700                  5,226
  SL Green Realty Corp. REIT                     149,300                  5,209
  IDEX Corp.                                     143,683                  5,207
  Washington REIT                                191,250                  5,202
* Conexant Systems, Inc.                       1,239,900                  5,197
* Atmel Corp.                                  2,050,300                  5,187
  MDC Holdings, Inc.                             107,435                  5,187
* Arbitron Inc.                                  144,975                  5,176
* FLIR Systems, Inc.                             170,900                  5,153
  Claire's Stores, Inc.                          203,089                  5,150
  The South Financial Group, Inc.                220,421                  5,142
  PNM Resources Inc.                             192,200                  5,141
* BJ's Wholesale Club, Inc.                      340,200                  5,123
  Skywest, Inc.                                  268,154                  5,111
* Linens 'n Things, Inc.                         216,246                  5,106
* Semtech Corp.                                  358,200                  5,101
  Patina Oil & Gas Corp.                         158,408                  5,093
* J.B. Hunt Transport Services, Inc.             134,832                  5,090
* Accredo Health, Inc.                           233,100                  5,082
  Sensient Technologies Corp.                    220,665                  5,073
* American Eagle Outfitters, Inc.                279,100                  5,057
* Red Hat, Inc.                                  667,820                  5,055
* Hercules, Inc.                                 508,257                  5,032
* Station Casinos, Inc.                          198,201                  5,005
  Trizec Properties, Inc. REIT                   439,865                  5,001
  Cousins Properties, Inc. REIT                  178,831                  4,989
  Corn Products International, Inc.              166,015                  4,985
* Varian Semiconductor
   Equipment Associates, Inc.                    167,200                  4,976
* Kronos, Inc.                                    97,805                  4,969
  Airborne, Inc.                                 237,703                  4,968
* The Yankee Candle Co., Inc.                    213,701                  4,962
* Swift Transportation Co., Inc.                 266,309                  4,959
* CEC Entertainment Inc.                         133,520                  4,931
* Vitesse Semiconductor Corp.                  1,001,500                  4,927
* Forest Oil Corp.                               195,800                  4,918
  Community First Bankshares, Inc.               179,652                  4,905
* INAMED Corp.                                    91,300                  4,902
  IDACORP, Inc.                                  186,000                  4,883
* Stone Energy Corp.                             116,075                  4,866
  Chittenden Corp.                               177,595                  4,857
  Massey Energy Co.                              369,083                  4,853
  Citizens Banking Corp.                         181,244                  4,852
  Oshkosh Truck Corp.                             81,778                  4,851
* Ascential Software Corp.                       294,876                  4,848
  Alexander & Baldwin, Inc.                      182,666                  4,846
* Sonic Corp.                                    190,411                  4,842
  Global Payments Inc.                           136,300                  4,839
* Landstar System, Inc.                           76,951                  4,836
* CACI International, Inc.                       140,801                  4,829
* Cimarex Energy Co.                             203,300                  4,828
* Hovnanian Enterprises Inc.
   Class A                                        81,901                  4,828
  Taubman Co. REIT                               251,900                  4,826
* Continental Airlines, Inc. Class B             322,300                  4,825
* Waste Connections, Inc.                        137,303                  4,812
* Overture Services, Inc.                        265,318                  4,810
  International Bancshares Corp.                 135,116                  4,805
* Hollywood Entertainment Corp.                  279,300                  4,804
* Evergreen Resources, Inc.                       88,402                  4,801
* NBTY, Inc.                                     227,936                  4,800
  Minerals Technologies, Inc.                     98,639                  4,800
  New Century Financial Corp.                    109,953                  4,799
  Perrigo Co.                                    306,156                  4,788
  The Toro Co.                                   120,040                  4,772
* Gen-Probe Inc.                                 116,700                  4,770
  The Timken Co.                                 272,100                  4,764
  Hilb, Rogal and Hamilton Co.                   139,602                  4,752
  Bob Evans Farms, Inc.                          171,484                  4,738
  FactSet Research Systems Inc.                  107,481                  4,735
* GlobespanVirata, Inc.                          572,678                  4,725
* Mentor Graphics Corp.                          326,226                  4,724
  Standard Pacific Corp.                         141,994                  4,709
  Clarcor Inc.                                   122,076                  4,706
  New Jersey Resources Corp.                     132,369                  4,699
  Commercial Federal Corp.                       221,478                  4,695
  Greater Bay Bancorp                            228,400                  4,691
* Christopher & Banks Corp.                      126,301                  4,672
* Allmerica Financial Corp.                      259,281                  4,664
* Commonwealth Telephone
   Enterprises, Inc.                             106,051                  4,663

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
  Home Properties of
   New York, Inc. REIT                           131,300                  4,627
  Reckson Associates
   Realty Corp. REIT                             221,800                  4,627
* JetBlue Airways Corp.                          109,400                  4,627
* FTI Consulting, Inc.                           184,451                  4,606
* Ultra Petroleum Corp.                          356,464                  4,602
  Staten Island Bancorp, Inc.                    236,168                  4,601
  Blyth, Inc.                                    169,030                  4,598
  Nationwide Health
   Properties, Inc. REIT                         288,200                  4,591
* Southwest Bancorporation
   of Texas, Inc.                                140,950                  4,582
* Gemstar-TV Guide
   International, Inc.                           900,216                  4,582
* Skyworks Solutions, Inc.                       676,463                  4,580
  Platinum Underwriters
   Holdings, Ltd.                                168,500                  4,573
  Albemarle Corp.                                163,200                  4,565
  First BanCorp Puerto Rico                      166,138                  4,560
  York International Corp.                       194,779                  4,558
* Silicon Valley Bancshares                      190,800                  4,543
  Dillard's Inc.                                 335,987                  4,526
  Energen Corp.                                  135,702                  4,519
* Lattice Semiconductor Corp.                    548,572                  4,515
  Worthington Industries, Inc.                   336,761                  4,513
  Brandywine Realty Trust REIT                   183,200                  4,510
  John Wiley & Sons Class A                      171,780                  4,501
* Kroll Inc.                                     166,200                  4,497
  Black Hills Corp.                              146,302                  4,491
* Alleghany Corp.                                 23,467                  4,482
* Tetra Tech, Inc.                               261,540                  4,480
  Ferro Corp.                                    197,140                  4,442
* Pediatrix Medical Group, Inc.                  123,911                  4,417
  Callaway Golf Co.                              333,100                  4,404
* Sybron Dental Specialties, Inc.                186,402                  4,399
  Mentor Corp.                                   226,676                  4,393
* Intergraph Corp.                               203,567                  4,377
* Quiksilver, Inc.                               265,201                  4,373
  Olin Corp.                                     254,698                  4,355
  Cabot Oil & Gas Corp.                          157,568                  4,350
  Superior Industries
   International, Inc.                           104,309                  4,350
  Florida Rock Industries, Inc.                  105,216                  4,343
  Visteon Corp.                                  630,917                  4,334
* Investment Technology Group, Inc.              232,900                  4,332
* Avid Technology, Inc.                          123,474                  4,330
  Invacare Corp.                                 130,795                  4,316
* ADVO, Inc.                                      97,201                  4,316
  Susquehanna Bancshares, Inc.                   184,588                  4,310
  Post Properties, Inc. REIT                     162,600                  4,309
  Diagnostic Products Corp.                      104,950                  4,308
* Terex Corp.                                    220,600                  4,306
  Werner Enterprises, Inc.                       203,033                  4,304
* Cumulus Media Inc.                             227,300                  4,303
  Fremont General Corp.                          314,070                  4,303
* Legato Systems, Inc.                           511,428                  4,291
* Sylvan Learning Systems, Inc.                  187,815                  4,290
* Tom Brown, Inc.                                154,302                  4,288
  Great Lakes Chemical Corp.                     209,000                  4,264
  Hollinger International, Inc.                  395,300                  4,257
  Downey Financial Corp.                         102,800                  4,246
* Plantronics, Inc.                              195,823                  4,243
  East West Bancorp, Inc.                        117,220                  4,236
  Colonial Properties Trust REIT                 119,602                  4,209
* Cognex Corp.                                   187,695                  4,195
  Western Gas Resources, Inc.                    105,929                  4,195
  Alexandria Real Estate
   Equities, Inc. REIT                            92,900                  4,180
  Alpharma, Inc. Class A                         193,387                  4,177
* United Rentals, Inc.                           300,300                  4,171
* Payless ShoeSource, Inc.                       332,691                  4,159
* Catalina Marketing Corp.                       235,300                  4,153
* United Online, Inc.                            163,820                  4,151
* Thomas & Betts Corp.                           285,900                  4,131
  Federal Signal Corp.                           234,843                  4,126
* Hutchinson Technology, Inc.                    125,151                  4,116
* Alliance Gaming Corp.                          217,501                  4,113
  First Niagara Financial Group, Inc.            294,579                  4,112
* NPS Pharmaceuticals Inc.                       168,900                  4,111
* Premcor, Inc.                                  190,227                  4,099
* Perot Systems Corp.                            360,797                  4,099
* Hot Topic, Inc.                                152,100                  4,093
* Adaptec, Inc.                                  524,600                  4,081
* Corrections Corp. of America REIT              160,887                  4,075
* Trimeris, Inc.                                  89,100                  4,070
  The Goodyear Tire & Rubber Co.                 773,020                  4,058
* Gateway, Inc.                                1,110,103                  4,052
* Abgenix, Inc.                                  385,900                  4,048
* KEMET Corp.                                    400,800                  4,048
  Capital Automotive REIT                        144,620                  4,048
* Southern Union Co.                             238,697                  4,044
  Brookline Bancorp, Inc.                        288,593                  4,040
  LandAmerica Financial Group, Inc.               84,957                  4,035
  Banta Corp.                                    124,365                  4,026
  Strayer Education, Inc.                         50,634                  4,023
  TrustCo Bank NY                                362,991                  4,022
* Arch Capital Group Ltd.                        115,598                  4,015
* Macrovision Corp.                              201,341                  4,011
  Texas Regional Bancshares, Inc.                115,236                  3,999
* Jack in the Box Inc.                           179,301                  3,998
  Cleco Corp.                                    230,804                  3,998
  Commerce Group, Inc.                           110,221                  3,990
  Fred's, Inc.                                   106,993                  3,978

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
  W Holding Co., Inc.                            234,501                  3,968
  Kellwood Co.                                   125,388                  3,966
* Documentum, Inc.                               201,600                  3,965
* SCP Pool Corp.                                 115,150                  3,961
* VISX Inc.                                      227,710                  3,951
  The Phoenix Cos., Inc.                         437,419                  3,950
* XM Satellite Radio Holdings, Inc.              356,700                  3,942
  W.P. Carey & Co. LLC                           131,594                  3,940
  Crompton Corp.                                 556,802                  3,925
* Parametric Technology Corp.                  1,285,505                  3,921
* Maverick Tube Corp.                            204,308                  3,912
  Delta & Pine Land Co.                          177,826                  3,909
* Dionex Corp.                                    97,809                  3,888
* Tommy Hilfiger Corp.                           420,650                  3,887
* Western Wireless Corp. Class A                 336,200                  3,876
* Mueller Industries Inc.                        142,448                  3,862
* LifePoint Hospitals, Inc.                      183,900                  3,851
  Hughes Supply, Inc.                            110,597                  3,838
  LNR Property Corp.                             102,451                  3,832
  Wolverine World Wide, Inc.                     198,788                  3,829
* Dycom Industries, Inc.                         234,647                  3,825
* Cost Plus, Inc.                                106,851                  3,810
* Keane, Inc.                                    279,410                  3,808
  Matthews International Corp.                   153,800                  3,808
* Cal Dive International, Inc.                   173,840                  3,790
* American Axle & Manufacturing
   Holdings, Inc.                                158,400                  3,786
* NetIQ Corp.                                    244,710                  3,783
  St. Mary Land & Exploration Co.                138,514                  3,781
  Delphi Financial Group, Inc.                    80,571                  3,771
* ATMI, Inc.                                     150,758                  3,764
* Andrew Corp.                                   408,927                  3,762
  Impac Mortgage
   Holdings, Inc. REIT                           225,301                  3,760
* The Medicines Co.                              190,600                  3,753
* CV Therapeutics, Inc.                          126,200                  3,743
  Thor Industries, Inc.                           91,301                  3,727
* Ohio Casualty Corp.                            282,228                  3,720
  Kilroy Realty Corp. REIT                       134,479                  3,698
  Tupperware Corp.                               257,307                  3,695
  Flowers Foods, Inc.                            186,960                  3,694
  Acuity Brands, Inc.                            202,944                  3,687
  The Brink's Co.                                252,600                  3,680
  Liberty Corp.                                   86,500                  3,676
  Provident Financial Group, Inc.                143,134                  3,669
* Ariba, Inc.                                  1,235,055                  3,668
* Benchmark Electronics, Inc.                    119,064                  3,662
  Gables Residential Trust REIT                  120,183                  3,633
* Applera Corp.-Celera
   Genomics Group                                351,801                  3,631
* AirTran Holdings, Inc.                         346,701                  3,630
* American Italian Pasta Co.                      86,698                  3,611
* EMCOR Group, Inc.                               73,092                  3,608
* CNET Networks, Inc.                            578,907                  3,607
  MAF Bancorp, Inc.                               97,185                  3,603
  IMC Global Inc.                                535,000                  3,590
* Kansas City Southern                           298,302                  3,589
  Republic Bancorp, Inc.                         267,102                  3,585
  John H. Harland Co.                            137,002                  3,584
* ProAssurance Corp.                             132,696                  3,581
* CSG Systems International, Inc.                253,200                  3,578
* OfficeMax, Inc.                                546,000                  3,576
  Glimcher Realty Trust REIT                     159,400                  3,571
  USF Corp.                                      132,364                  3,570
* Unit Corp.                                     170,644                  3,568
* Watson Wyatt & Co. Holdings                    153,200                  3,551
  Flagstar Bancorp, Inc.                         145,159                  3,549
  CH Energy Group, Inc.                           78,706                  3,542
  Trinity Industries, Inc.                       191,168                  3,539
* Trimble Navigation Ltd.                        154,285                  3,538
* The Titan Corp.                                343,500                  3,535
* Ralcorp Holdings, Inc.                         141,551                  3,533
* Rare Hospitality International Inc.            107,965                  3,528
* FMC Corp.                                      155,680                  3,523
* Silicon Laboratories Inc.                      132,037                  3,517
  People's Bank                                  121,116                  3,511
* THQ Inc.                                       194,810                  3,507
* Micrel, Inc.                                   336,800                  3,499
  Reinsurance Group
   of America, Inc.                              108,601                  3,486
  Owens & Minor, Inc. Holding Co.                155,840                  3,483
  Grey Global Group Inc.                           4,501                  3,477
  American Financial Group, Inc.                 152,400                  3,475
* Select Medical Corp.                           139,600                  3,466
* Joy Global Inc.                                234,651                  3,466
* Philadelphia Consolidated
   Holding Corp.                                  85,624                  3,459
* MPS Group, Inc.                                501,821                  3,453
  Southwest Gas Corp.                            162,796                  3,448
  R.L.I. Corp.                                   104,575                  3,441
  Black Box Corp.                                 94,809                  3,432
  Potlatch Corp.                                 133,236                  3,431
* Anixter International Inc.                     146,075                  3,423
* Tractor Supply Co.                              71,600                  3,419
* Thoratec Corp.                                 229,363                  3,418
* Spinnaker Exploration Co.                      130,219                  3,412
  Northwest Natural Gas Co.                      125,164                  3,411
* Coherent, Inc.                                 143,837                  3,406
  Chateau Communities, Inc. REIT                 115,000                  3,403
* RealNetworks, Inc.                             501,835                  3,402
* Alkermes, Inc.                                 316,000                  3,397
* Grey Wolf, Inc.                                840,601                  3,396
* Power Integrations, Inc.                       139,600                  3,395
* Men's Wearhouse, Inc.                          155,311                  3,394

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Odyssey Healthcare, Inc.                        91,650                  3,391
* Progress Software Corp.                        163,542                  3,390
* Copart, Inc.                                   358,100                  3,384
* SEACOR SMIT Inc.                                92,720                  3,383
* Too Inc.                                       166,921                  3,380
  Horace Mann Educators Corp.                    208,979                  3,371
  Municipal Mortgage &
   Equity, L.L.C.                                132,622                  3,366
* OmniVision Technologies, Inc.                  107,750                  3,362
* Yellow Corp.                                   145,071                  3,358
* PETCO Animal Supplies, Inc.                    154,326                  3,355
* Westport Resources Corp.                       147,350                  3,352
  Cathay Bancorp, Inc.                            74,866                  3,338
  GATX Corp.                                     204,100                  3,337
* Ligand Pharmaceuticals Inc.
   Class B                                       245,048                  3,330
* Priority Healthcare Corp. Class B              179,400                  3,328
* Borland Software Corp.                         340,200                  3,324
* Journal Register Co.                           183,300                  3,316
* Biosite Inc.                                    68,900                  3,314
  Sun Communities, Inc. REIT                      84,300                  3,313
* Sycamore Networks, Inc.                        863,000                  3,305
  Heritage Property
   Investment Trust REIT                         121,800                  3,298
* United Defense Industries Inc.                 126,901                  3,292
  Engineered Support Systems, Inc.                78,473                  3,284
* Heartland Express, Inc.                        147,155                  3,274
* Pinnacle Systems, Inc.                         305,700                  3,271
  Selective Insurance Group                      130,133                  3,260
* Quantum Corp.                                  801,802                  3,247
  The Pep Boys
   (Manny, Moe & Jack)                           239,977                  3,242
  Commercial Net Lease Realty REIT               188,000                  3,241
  Manufactured Home
   Communities, Inc. REIT                         91,900                  3,227
* Penn National Gaming, Inc.                     157,000                  3,226
  Tootsie Roll Industries, Inc.                  105,700                  3,223
  Net.Bank, Inc.                                 244,000                  3,211
  Otter Tail Corp.                               118,900                  3,208
* Veridian Corp.                                  91,900                  3,206
* Cerner Corp.                                   139,600                  3,204
  First Commonwealth
   Financial Corp.                               245,202                  3,178
  Avista Corp.                                   224,068                  3,171
* FileNET Corp.                                  175,694                  3,170
* MGI Pharma, Inc.                               123,646                  3,169
  Lincoln Electric Holdings, Inc.                154,800                  3,159
* Wilson Greatbatch
   Technologies, Inc.                             87,252                  3,150
  Brady Corp. Class A                             94,245                  3,143
  ABM Industries Inc.                            203,825                  3,139
  CVB Financial Corp.                            160,466                  3,132
* Advanced Neuromodulation
   Systems, Inc.                                  60,400                  3,127
  NDCHealth Corp.                                170,401                  3,127
* Oceaneering International, Inc.                121,591                  3,107
* Alliance Data Systems Corp.                    132,700                  3,105
  Granite Construction Co.                       161,959                  3,103
  Senior Housing
   Properties Trust REIT                         228,700                  3,101
* Exar Corp.                                     195,901                  3,101
  MacDermid, Inc.                                117,875                  3,100
  IHOP Corp.                                      98,102                  3,097
  Casey's General Stores, Inc.                   218,646                  3,092
  UniSource Energy Corp.                         164,110                  3,085
* Simpson Manufacturing Co.                       84,095                  3,078
* Northwest Airlines Corp. Class A               272,600                  3,078
* Anteon International Corp.                     110,100                  3,073
* AmSurg Corp.                                   100,631                  3,069
* DRS Technologies, Inc.                         109,901                  3,068
  Novastar Financial, Inc. REIT                   51,350                  3,068
* Six Flags, Inc.                                452,500                  3,068
  H.B. Fuller Co.                                139,222                  3,066
  Kaydon Corp.                                   146,988                  3,057
  Albany International Corp.                     111,286                  3,049
* Group 1 Automotive, Inc.                        93,902                  3,043
  Provident Bankshares Corp.                     119,494                  3,036
  Lexington Corporate
   Properties Trust REIT                         171,400                  3,034
* La Quinta Corp. REIT                           703,622                  3,033
  Lennox International Inc.                      235,544                  3,031
* Mediacom Communications Corp.                  306,601                  3,026
* El Paso Electric Co.                           244,473                  3,014
* MSC Industrial
   Direct Co., Inc. Class A                      168,055                  3,008
* Boyd Gaming Corp.                              174,000                  3,003
* RSA Security Inc.                              278,117                  2,990
  Redwood Trust, Inc. REIT                        74,700                  2,981
* Viasys Healthcare Inc.                         143,743                  2,975
* Sierra Pacific Resources                       498,917                  2,964
* Ryan's Family Steak Houses, Inc.               211,428                  2,960
* American Management
   Systems, Inc.                                 206,993                  2,956
* CUNO Inc.                                       81,777                  2,954
* Knight Transportation, Inc.                    118,596                  2,953
* Axcelis Technologies, Inc.                     480,777                  2,942
* Insight Communications Co., Inc.               223,100                  2,940
* IGEN International, Inc.                        93,500                  2,936
  Millennium Chemicals, Inc.                     308,700                  2,936
* Micromuse Inc.                                 367,100                  2,933
* BankUnited Financial Corp.                     145,198                  2,926
* BioMarin Pharmaceutical Inc.                   299,300                  2,921
* First Federal Financial Corp.                   82,724                  2,919
* CMGI Inc.                                    1,730,000                  2,889

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Advanced Digital
   Information Corp.                             288,201                  2,879
* Digital Insight Corp.                          150,400                  2,865
* DSP Group Inc.                                 132,945                  2,862
* Genta Inc.                                     214,700                  2,860
* Extreme Networks, Inc.                         539,400                  2,859
  S & T Bancorp, Inc.                            104,046                  2,854
* Aztar Corp.                                    177,064                  2,85
* Genesis Health Ventures, Inc.                  161,600                  2,852
* Sonic Automotive, Inc.                         130,100                  2,850
* Chiquita Brands International, Inc.            195,300                  2,832
* IDT Corp. Class B                              160,800                  2,830
  Georgia Gulf Corp.                             142,717                  2,826
* USG Corp.                                      148,401                  2,820
  USEC Inc.                                      399,600                  2,805
* Technitrol, Inc.                               186,195                  2,802
  G & K Services, Inc. Class A                    94,629                  2,801
* MICROS Systems, Inc.                            84,907                  2,800
  Chemical Financial Corp.                        93,776                  2,795
* Newport Corp.                                  188,726                  2,793
* EGL, Inc.                                      183,733                  2,793
  NBT Bancorp, Inc.                              144,086                  2,788
  Cambrex Corp.                                  121,102                  2,788
  Interstate Bakeries Corp.                      219,234                  2,784
* ILEX Oncology, Inc.                            143,236                  2,780
  PolyMedica Corp.                                60,617                  2,776
  Nordson Corp.                                  115,854                  2,763
  Baldor Electric Co.                            134,015                  2,761
  Waypoint Financial Corp.                       152,704                  2,755
  Reliance Steel & Aluminum Co.                  132,592                  2,745
* Charming Shoppes, Inc.                         552,030                  2,744
* US Oncology, Inc.                              370,822                  2,740
* Endo Pharmaceuticals
   Holdings, Inc.                                161,665                  2,735
* Choice Hotel International, Inc.               100,051                  2,732
  UIL Holdings Corp.                              67,374                  2,732
  Summit Properties, Inc. REIT                   132,300                  2,732
* ESCO Technologies Inc.                          62,001                  2,728
* eSPEED, Inc. Class A                           137,800                  2,723
  Landry's Restaurants, Inc.                     115,352                  2,722
  Pacific Northwest Bancorp                       78,298                  2,722
* K-V Pharmaceutical Co. Class A                  97,800                  2,719
  Tecumseh Products Co. Class A                   70,891                  2,716
  National Penn Bancshares Inc.                   96,650                  2,714
* CSK Auto Corp.                                 187,700                  2,712
* Actuant Corp.                                   57,201                  2,707
* Enterasys Networks, Inc.                       891,400                  2,701
* Wynn Resorts Ltd.                              152,309                  2,694
  R & G Financial Corp. Class B                   90,700                  2,694
  Ruddick Corp.                                  171,359                  2,694
* Washington Group
   International, Inc.                           122,654                  2,693
* Knight Trading Group, Inc.                     432,601                  2,691
* Entravision Communications Corp.               237,000                  2,690
* Tekelec                                        237,300                  2,681
* Atlantic Coast Airlines
   Holdings Inc.                                 198,776                  2,681
* Argosy Gaming Co.                              127,801                  2,672
* Kirby Corp.                                     94,607                  2,668
* ProQuest Co.                                   103,300                  2,665
* Hanover Compressor Co.                         235,836                  2,665
* Vicuron Pharmaceuticals Inc.                   187,935                  2,665
* Enzon Pharmaceuticals, Inc.                    212,300                  2,658
* Interactive Data Corp.                         157,192                  2,657
* Identix, Inc.                                  417,689                  2,652
  Vintage Petroleum, Inc.                        234,755                  2,648
* Alaska Air Group, Inc.                         123,444                  2,648
  BankAtlantic Bancorp, Inc.
   Class A                                       222,466                  2,645
* Internet Security Systems, Inc.                182,201                  2,640
* Province Healthcare Co.                        238,202                  2,637
  CONSOL Energy, Inc.                            115,850                  2,634
* eFunds Corp.                                   227,901                  2,628
  F & M Bancorp                                   53,059                  2,617
  Winnebago Industries, Inc.                      69,001                  2,615
  Arkansas Best Corp.                            109,776                  2,612
* Credence Systems Corp.                         308,159                  2,610
* West Corp.                                      97,869                  2,608
* Sierra Health Services, Inc.                   130,401                  2,608
* UnitedGlobalCom Inc. Class A                   503,970                  2,606
  MFA Mortgage
   Investments, Inc. REIT                        259,300                  2,603
  First Citizens BancShares Class A               25,797                  2,601
* Photronics Inc.                                149,029                  2,601
  The Manitowoc Co., Inc.                        116,606                  2,600
  Curtiss-Wright Corp.                            41,000                  2,591
  Spartech Corp.                                 122,009                  2,588
* MAXIMUS, Inc.                                   93,651                  2,588
* Rogers Corp.                                    77,702                  2,587
* Entegris Inc.                                  192,086                  2,582
* Price Communications Corp.                     199,967                  2,582
* Superior Energy Services, Inc.                 271,161                  2,571
* School Specialty, Inc.                          90,311                  2,570
  MGE Energy, Inc.                                81,575                  2,570
  Modine Manufacturing Co.                       132,340                  2,563
* Marvel Enterprises Inc.                        134,201                  2,563
* USI Holdings Corp.                             217,871                  2,562
* Zoran Corp.                                    133,300                  2,561
* TriQuint Semiconductor, Inc.                   614,711                  2,557
* Barra, Inc.                                     71,575                  2,555
  First Charter Corp.                            146,800                  2,554
  A.O. Smith Corp.                                90,620                  2,551
  Amcore Financial, Inc.                         109,428                  2,547
* Vignette Corp.                               1,224,150                  2,546

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
  Wausau-Mosinee Paper Corp.                     226,806                  2,540
  Sterling Bancshares, Inc.                      193,876                  2,536
* UNOVA, Inc.                                    228,100                  2,532
* Telik, Inc.                                    157,500                  2,531
  Equity One, Inc. REIT                          154,028                  2,526
* Iomega Corp.                                   238,001                  2,523
  UMB Financial Corp.                             59,314                  2,515
  RAIT Investment Trust REIT                      94,900                  2,515
* Enzo Biochem, Inc.                             116,742                  2,512
* Nektar Therapeutics                            271,316                  2,504
* TiVo Inc.                                      205,300                  2,501
  Hancock Holding Co.                             53,126                  2,500
* Sinclair Broadcast Group, Inc.                 214,800                  2,494
* The Advisory Board Co.                          61,500                  2,492
* Southwestern Energy Co.                        165,090                  2,478
  Glenborough
   Realty Trust, Inc. REIT                       129,300                  2,476
* CommScope, Inc.                                260,208                  2,472
  The Laclede Group, Inc.                         92,170                  2,470
* Priceline.com, Inc.                            110,316                  2,470
* American Healthways Inc.                        68,250                  2,465
* Informatica Corp.                              356,700                  2,465
  Umpqua Holdings Corp.                          129,755                  2,464
  First Financial Bancorp                        153,881                  2,462
* AtheroGenics, Inc.                             164,540                  2,457
  Texas Industries, Inc.                         103,151                  2,455
* AMERIGROUP Corp.                                65,961                  2,454
  Brown Shoe Co., Inc.                            82,260                  2,451
* NII Holdings Inc.                               63,990                  2,449
* Meritage Corp.                                  49,701                  2,448
* W-H Energy Services, Inc.                      125,471                  2,444
  MB Financial, Inc.                              60,911                  2,439
  Seacoast Financial Services Corp.              123,108                  2,438
  Anchor Bancorp Wisconsin Inc.                  102,001                  2,437
  Pennsylvania REIT                               81,200                  2,432
* CONMED Corp.                                   133,044                  2,429
* Shuffle Master, Inc.                            82,580                  2,427
  PS Business Parks, Inc. REIT                    68,600                  2,422
* Actel Corp.                                    118,008                  2,419
  Dime Community Bancshares                       94,977                  2,417
* Scientific Games Corp.                         257,124                  2,417
* Saxon Capital Inc.                             138,600                  2,409
  Empire District Electric Co.                   110,270                  2,398
* Cray Inc.                                      303,520                  2,398
* Littelfuse, Inc.                               107,100                  2,395
* Advanced Medical Optics, Inc.                  140,450                  2,395
* The Gymboree Corp.                             142,706                  2,395
* Jones Lang Lasalle Inc.                        151,500                  2,394
* United Surgical Partners
   International, Inc.                           105,910                  2,393
* Nextel Partners, Inc.                          327,700                  2,392
* Dendrite International, Inc.                   185,143                  2,385
* United Natural Foods, Inc.                      84,645                  2,382
* Plexus Corp.                                   206,281                  2,378
  Anthracite Capital Inc. REIT                   197,101                  2,377
* Quest Software, Inc.                           199,700                  2,376
  Harbor Florida Bancshares, Inc.                 99,101                  2,374
  Wabtec Corp.                                   170,657                  2,374
* Ask Jeeves, Inc.                               172,600                  2,373
  Quanex Corp.                                    79,839                  2,373
* TIBCO Software Inc.                            464,740                  2,366
  Anworth Mortgage
   Asset Corp. REIT                              153,300                  2,364
* ExpressJet Holdings, Inc.                      156,201                  2,359
* Symyx Technologies, Inc.                       144,442                  2,357
  Alabama National BanCorporation                 48,600                  2,356
* Navigant Consulting, Inc.                      198,661                  2,354
* Houston Exploration Co.                         67,801                  2,353
  Gray Television, Inc.                          189,301                  2,347
* Allen Telecom Inc.                             141,897                  2,344
* Medarex, Inc.                                  355,184                  2,341
  Florida East Coast Industries, Inc.
   Class A                                        91,600                  2,340
  Regal-Beloit Corp.                             122,502                  2,340
  Longs Drug Stores, Inc.                        140,803                  2,337
  Corporate Office
   Properties Trust, Inc. REIT                   138,000                  2,336
  United National Bancorp                         84,005                  2,318
* Digital River, Inc.                            119,960                  2,315
  A. Schulman Inc.                               144,126                  2,315
* Resources Connection, Inc.                      96,778                  2,309
* Palm, Inc.                                     141,900                  2,309
* VCA Antech, Inc.                               117,893                  2,307
* UICI                                           153,002                  2,306
* Imagistics International Inc.                   89,280                  2,303
* Griffon Corp.                                  143,832                  2,301
* Connetics Corp.                                153,396                  2,296
  Community Bank System, Inc.                     60,400                  2,295
  Aquila, Inc.                                   888,600                  2,293
* Insituform Technologies Inc.
   Class A                                       129,432                  2,288
* SERENA Software, Inc.                          109,156                  2,279
* Integra LifeSciences Holdings                   86,351                  2,278
* Lin TV Corp.                                    96,700                  2,277
* Aeroflex, Inc.                                 294,042                  2,276
* Guitar Center, Inc.                             78,400                  2,274
* Offshore Logistics, Inc.                       104,528                  2,273
  Harleysville National Corp.                     83,91                   2,271
* Stewart Information Services Corp.              81,435                  2,268
  City Holding Co.                                77,401                  2,266
* MKS Instruments, Inc.                          125,362                  2,265
  Scottish Annuity & Life
   Holdings, Ltd.                                112,063                  2,265
* Hain Celestial Group, Inc.                     141,376                  2,261

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Hecla Mining Co.                               534,161                  2,260
* Eon Labs, Inc.                                  64,256                  2,259
  Wintrust Financial Corp.                        76,290                  2,258
  Mid-America Apartment
   Communities, Inc. REIT                         83,300                  2,250
* InterMune Inc.                                 139,600                  2,249
* Checkpoint Systems, Inc.                       158,802                  2,247
* FEI Co.                                        119,756                  2,247
* Dollar Thrifty
   Automotive Group, Inc.                        121,100                  2,246
  Sandy Spring Bancorp, Inc.                      71,000                  2,244
  EastGroup Properties, Inc. REIT                 83,000                  2,241
  Analogic Corp.                                  45,898                  2,238
* Power-One, Inc.                                312,610                  2,235
* Steel Dynamics, Inc.                           162,801                  2,230
* Shaw Group, Inc.                               184,800                  2,227
  M/I Schottenstein Homes, Inc.                   52,041                  2,221
  Alfa Corp.                                     174,561                  2,219
* ANSYS, Inc.                                     71,321                  2,218
* CTI Molecular Imaging, Inc.                    117,200                  2,216
  WD-40 Co.                                       77,532                  2,214
  Frontier Financial Corp.                        77,900                  2,213
  South Jersey Industries, Inc.                   60,036                  2,212
* SurModics, Inc.                                 72,396                  2,208
* Packeteer, Inc.                                141,500                  2,203
* Manhattan Associates, Inc.                      84,834                  2,203
* Sunrise Senior Living, Inc.                     98,206                  2,198
  Glacier Bancorp, Inc.                           89,255                  2,197
* Agile Software Corp.                           226,800                  2,189
  Entertainment
   Properties Trust REIT                          75,701                  2,176
  Mid-State Bancshares                           110,160                  2,176
  National Health Investors REIT                 117,900                  2,174
* Tesoro Petroleum Corp.                         315,601                  2,171
  Westbanco Inc.                                  89,143                  2,166
  Westcorp, Inc.                                  76,998                  2,156
* Photon Dynamics, Inc.                           78,000                  2,155
* Verity, Inc.                                   170,138                  2,154
  Rock-Tenn Co.                                  126,760                  2,149
* Fossil, Inc.                                    91,101                  2,146
* Microsemi Corp.                                134,107                  2,146
* Itron, Inc.                                     99,291                  2,141
* Forward Air Corp.                               84,300                  2,139
* Magnum Hunter Resources Inc.                   267,501                  2,137
  K-Swiss, Inc.                                   61,769                  2,132
  American States Water Co.                       77,836                  2,125
  Irwin Financial Corp.                           81,902                  2,121
* Moog Inc.                                       60,950                  2,118
* Cyberonics, Inc.                                98,466                  2,118
* OMI Corp.                                      343,100                  2,113
* Corvis Corp.                                 1,408,800                  2,113
* Gaylord Entertainment Co.
  Class A                                        107,975                  2,113
 Arrow International, Inc.                        47,780                  2,109
* Advent Software, Inc.                          124,600                  2,107
* Atrix Laboratories, Inc.                        95,800                  2,107
* Genlyte Group, Inc.                             60,200                  2,105
 Boston Private Financial
  Holdings, Inc.                                  99,798                  2,104
* Financial Federal Corp.                         86,203                  2,103
* Denbury Resources, Inc.                        156,500                  2,102
* Sola International Inc.                        120,513                  2,097
 Commercial Metals Co.                           117,834                  2,096
* Triarc Cos., Inc. Class A                       69,800                  2,093
* Stewart Enterprises, Inc. Class A              486,800                  2,093
 Russell Corp.                                   109,981                  2,090
 Stewart & Stevenson
  Services, Inc.                                 132,544                  2,088
* LTX Corp.                                      241,978                  2,086
 United Community Banks, Inc.                     83,352                  2,082
* Regeneron Pharmaceuticals, Inc.                132,189                  2,082
* Artisan Components, Inc.                        91,900                  2,078
* Akamai Technologies, Inc.                      427,300                  2,077
 Allegheny Technologies Inc.                     314,601                  2,076
 Bedford Property
  Investors, Inc. REIT                            73,100                  2,076
* CoStar Group, Inc.                              69,481                  2,075
* Kopin Corp.                                    338,916                  2,074
* Genesis Microchip Inc.                         152,820                  2,069
* Electro Scientific Industries, Inc.            136,246                  2,065
* TETRA Technologies, Inc.                        69,603                  2,064
* Veeco Instruments, Inc.                        121,147                  2,063
 Rollins, Inc.                                   109,399                  2,062
* Tanox, Inc.                                    128,403                  2,061
 Aaron Rents, Inc. Class B                        79,574                  2,056
* Rayovac Corp.                                  158,601                  2,054
 Parkway Properties Inc. REIT                     48,800                  2,052
* Urban Outfitters, Inc.                          57,000                  2,046
* Triumph Group, Inc.                             72,572                  2,044
 Thomas Industries, Inc.                          75,576                  2,044
* Bright Horizons Family
  Solutions, Inc.                                 60,900                  2,044
 Lone Star Steakhouse &
  Saloon, Inc.                                    93,864                  2,043
 Bowne & Co., Inc.                               156,593                  2,040
 OM Group, Inc.                                  138,500                  2,040
* NCO Group, Inc.                                113,899                  2,040
 The Trust Co. of New Jersey                      67,315                  2,040
* Insight Enterprises, Inc.                      202,287                  2,035
 Kelly Services, Inc. Class A                     86,430                  2,027
 Independent Bank Corp. (MI)                      78,808                  2,025
* Powerwave Technologies, Inc.                   322,174                  2,020
 Odyssey Re Holdings Corp.                        95,700                  2,019

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Handleman Co.                                  126,200                  2,019
 Russ Berrie and Co., Inc.                        55,066                  2,010
 Corus Bankshares Inc.                            41,500                  2,010
* Spherion Corp.                                 288,648                  2,006
* O'Charley's Inc.                                93,047                  2,003
 Woodward Governor Co.                            46,501                  2,000
* SRA International, Inc.                         62,200                  1,990
* The Neiman Marcus Group, Inc.
  Class B                                         57,553                  1,986
* Ciber, Inc.                                    282,809                  1,985
 Arch Chemicals, Inc.                            103,835                  1,983
* WilTel Communications, Inc.                    134,300                  1,980
* Mykrolis Corp.                                 194,322                  1,972
 Steelcase Inc.                                  167,553                  1,970
* aQuantive, Inc.                                187,220                  1,966
 Belden, Inc.                                    123,302                  1,959
* Lexar Media, Inc.                              205,251                  1,958
* Monaco Coach Corp.                             127,677                  1,957
* Hydrill Co.                                     71,744                  1,955
* Central Garden and Pet Co.                      81,663                  1,948
* webMethods, Inc.                               239,450                  1,947
* Apex Silver Mines Ltd.                         131,945                  1,946
* Eclipsys Corp.                                 186,356                  1,946
* ICU Medical, Inc.                               62,371                  1,943
* TierOne Corp.                                   99,784                  1,943
* Ultratech, Inc.                                105,034                  1,942
 Surewest Communications                          64,166                  1,941
 Frontier Oil Corp.                              127,651                  1,940
* Westell Technologies, Inc.                     224,300                  1,940
 ElkCorp                                          86,148                  1,938
 Speedway Motorsports, Inc.                       72,302                  1,938
* American Pharmaceuticals
  Partners, Inc.                                  57,120                  1,936
* International Multifoods Corp.                  84,360                  1,933
 Inter-Tel, Inc.                                  90,986                  1,931
* Exelixis, Inc.                                 278,120                  1,930
* Jacuzzi Brands, Inc.                           364,600                  1,929
 Hooper Holmes, Inc.                             298,875                  1,925
* Brooks Automation, Inc.                        169,724                  1,925
* Finish Line, Inc.                               86,600                  1,923
* Select Comfort Corp.                           117,400                  1,923
 PFF Bancorp, Inc.                                49,621                  1,918
 The Stride Rite Corp.                           192,351                  1,916
 New England Business
  Service, Inc.                                   63,831                  1,915
 Bandag, Inc.                                     51,376                  1,915
* Lone Star Technologies, Inc.                    90,293                  1,912
 First Financial Bankshares, Inc.                 57,033                  1,908
* Newpark Resources, Inc.                        347,702                  1,905
 Franklin Electric, Inc.                          34,200                  1,903
* PSS World Medical, Inc.                        330,702                  1,902
 PolyOne Corp.                                   427,089                  1,901
* Orthodontic Centers
  of America, Inc.                               237,200                  1,900
* Paxar Corp.                                    172,630                  1,899
 Glatfelter                                      128,700                  1,898
* TBC Corp.                                       99,396                  1,893
* United Therapeutics Corp.                       86,900                  1,893
* Nautica Enterprises, Inc.                      147,471                  1,892
* Haemonetics Corp.                              100,992                  1,889
* Remington Oil & Gas Corp.                      102,651                  1,887
* CIMA Labs Inc.                                  70,094                  1,885
* Helen of Troy Ltd.                             124,050                  1,881
* InVision Technologies, Inc.                     74,901                  1,879
* XOMA Ltd.                                      351,917                  1,876
* Tularik, Inc.                                  188,612                  1,875
 AMLI Residential
  Properties Trust REIT                           79,600                  1,875
 California Water Service Group                   66,626                  1,874
 Hudson River Bancorp. Inc.                       67,091                  1,873
 First Merchants Corp.                            77,011                  1,872
* Centene Corp.                                   48,100                  1,871
* Veritas DGC Inc.                               162,602                  1,870
* Echelon Corp.                                  135,500                  1,866
* SOURCECORP, Inc.                                86,065                  1,859
* Stage Stores, Inc.                              79,060                  1,858
 Cornerstone Realty
  Income Trust, Inc. REIT                        253,901                  1,856
 Overseas Shipholding Group Inc.                  84,198                  1,853
 Methode Electronics, Inc. Class A               171,806                  1,847
 Central Pacific Financial Co.                    66,600                  1,845
* Magma Design Automation, Inc.                  107,480                  1,843
* Remec, Inc.                                    264,701                  1,842
 Longview Fibre Co.                              224,014                  1,837
 Keystone Property Trust REIT                     99,200                  1,836
* ShopKo Stores, Inc.                            141,102                  1,834
* Coinstar, Inc.                                  97,165                  1,833
 Park Electrochemical Corp.                       91,718                  1,830
 Texas Genco Holdings, Inc.                       78,678                  1,829
 Datascope Corp.                                  61,602                  1,829
 Gold Banc Corp., Inc.                           173,400                  1,822
* Ionics, Inc.                                    81,451                  1,822
 Sovran Self Storage, Inc. REIT                   57,701                  1,818
* Young Broadcasting Inc.                         85,946                  1,816
* Global Imaging Systems, Inc.                    78,400                  1,816
* Digene Corp.                                    66,642                  1,815
 Connecticut Bancshares, Inc.                     46,196                  1,813
* AK Steel Corp.                                 499,700                  1,809
* ValueClick, Inc.                               298,880                  1,802
* Corixa Corp.                                   233,066                  1,802
 Koger Equity, Inc. REIT                         104,500                  1,801
 C & D Technologies, Inc.                        125,377                  1,800
 Penn Virginia Corp.                              41,802                  1,797
* Mercury Computer Systems, Inc.                  98,822                  1,795

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Beverly Enterprises, Inc.                      511,600                  1,791
* Papa John's International, Inc.                 63,751                  1,788
 Schweitzer-Mauduit
  International, Inc.                             74,034                  1,787
 Landauer, Inc.                                   42,700                  1,786
 Suffolk Bancorp                                  55,253                  1,779
* Exult Inc.                                     207,600                  1,779
 First Sentinel Bancorp Inc.                     111,266                  1,777
* Bay View Capital Corp.                         307,399                  1,777
* Esterline Technologies Corp.                   101,867                  1,774
* Global Industries Ltd.                         367,778                  1,773
* Headwaters Inc.                                120,641                  1,772
 The Nautilus Group, Inc.                        142,839                  1,771
* eResearch Technology, Inc.                      79,900                  1,771
 Unizan Financial Corp.                          100,728                  1,770
 Kimball International, Inc. Class B             113,363                  1,768
* Pegasus Solutions Inc.                         108,751                  1,767
* Core Laboratories NV                           163,304                  1,764
 Getty Realty Holding Corp. REIT                  79,000                  1,763
* ChipPAC, Inc.                                  229,500                  1,760
 Mid Atlantic Realty Trust REIT                   83,700                  1,753
 Cubic Corp.                                      78,851                  1,752
* Teledyne Technologies, Inc.                    133,670                  1,751
 Wellman, Inc.                                   156,203                  1,749
* Comstock Resources, Inc.                       127,701                  1,747
* URS Corp.                                       89,759                  1,747
* Armor Holdings, Inc.                           130,018                  1,742
 Oriental Financial Group Inc.                    67,627                  1,737
* IDT Corp.                                       97,000                  1,736
 Roto-Rooter, Inc.                                45,464                  1,736
* Universal Compression
  Holdings, Inc.                                  83,100                  1,733
* PAREXEL International Corp.                    123,787                  1,727
* Ocular Sciences, Inc.                           86,900                  1,725
* General Communication, Inc.                    199,169                  1,725
* Movie Gallery, Inc.                             93,457                  1,724
* ArthroCare Corp.                               102,676                  1,721
* Steak n Shake Co.                              112,611                  1,717
* Silicon Storage Technology, Inc.               409,800                  1,717
* First Republic Bank                             64,527                  1,716
* Openwave Systems Inc.                          880,102                  1,716
 First Financial Holdings, Inc.                   63,439                  1,715
* Bombay Co.                                     161,222                  1,714
* Triad Guaranty, Inc.                            45,000                  1,708
* Myriad Genetics, Inc.                          125,300                  1,705
 Cato Corp. Class A                               80,794                  1,703
* Oak Technology, Inc.                           274,000                  1,702
* Leapfrog Enterprises, Inc.                      53,400                  1,699
 First Essex Bancorp, Inc.                        36,000                  1,697
 CARBO Ceramics Inc.                              45,554                  1,697
* Genesco, Inc.                                   95,757                  1,695
* Gartner, Inc. Class A                          223,552                  1,695
 Tredegar Corp.                                  113,033                  1,694
* Lawson Software Inc.                           218,005                  1,694
* SangStat Medical Corp.                         129,300                  1,693
 FelCor Lodging Trust, Inc. REIT                 215,401                  1,691
 Helix Technology Corp.                          127,214                  1,683
* Aeropostale, Inc.                               78,100                  1,678
* Wright Medical Group, Inc.                      88,280                  1,677
* Cobalt Corp.                                    81,600                  1,677
* Sterling Financial Corp. (Spokane)              68,647                  1,672
 Applied Industrial Technology, Inc.              79,202                  1,671
 CTS Corp.                                       159,882                  1,671
* Silgan Holdings, Inc.                           53,401                  1,670
 Nu Skin Enterprises, Inc.                       159,801                  1,670
 Town & Country Trust REIT                        71,600                  1,665
* WebEx Communications, Inc.                     119,300                  1,664
* Jo-Ann Stores, Inc. Class A                     65,722                  1,663
* Retek Inc.                                     259,767                  1,663
 MCG Capital Corp.                               114,620                  1,662
 Walter Industries, Inc.                         141,000                  1,657
* ESS Technology, Inc.                           169,329                  1,651
* Per-Se Technologies, Inc.                      146,967                  1,650
 Burlington Coat Factory
  Warehouse Corp.                                 92,015                  1,647
* InfoSpace, Inc.                                121,257                  1,645
 Watts Industries Class A                         92,102                  1,644
* Hibbett Sporting Goods, Inc.                    49,900                  1,644
* WMS Industries, Inc.                           105,406                  1,643
* Cirrus Logic                                   408,401                  1,642
* CDI Corp.                                       63,231                  1,641
 First Community Bancorp                          52,281                  1,641
* Ventana Medical Systems, Inc.                   60,341                  1,640
* Serologicals Corp.                             120,201                  1,638
* Websense, Inc.                                 104,500                  1,636
* MicroStrategy Inc.                              44,900                  1,636
 Barnes Group, Inc.                               75,107                  1,634
* LendingTree, Inc.                               66,700                  1,633
 First Federal Capital Corp.                      82,231                  1,632
* E.piphany Inc.                                 319,380                  1,632
* Plains Exploration &
  Production Co.                                 150,356                  1,625
 Kramont Realty Trust REIT                        98,500                  1,625
 RFS Hotel Investors, Inc. REIT                  131,801                  1,624
* The Topps Co., Inc.                            188,720                  1,621
* 7-Eleven, Inc.                                 153,500                  1,619
* Silicon Image, Inc.                            290,200                  1,619
* Orbital Sciences Corp.                         221,500                  1,617
 Watsco, Inc.                                     97,601                  1,616
 Pulitzer, Inc.                                   32,702                  1,616
 Roadway Corp.                                    56,604                  1,615
 Royal Gold, Inc.                                 75,130                  1,615
* American Medical Systems
  Holdings, Inc.                                  95,691                  1,614

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Electronics Boutique Holdings Corp.             69,800                  1,613
* Range Resources Corp.                          257,100                  1,612
* F5 Networks, Inc.                               95,400                  1,607
* AMN Healthcare Services, Inc.                  126,500                  1,607
* J. Jill Group, Inc.                             95,100                  1,601
* Intermagnetics General Corp.                    80,576                  1,599
 Valmont Industries, Inc.                         82,050                  1,597
* JAKKS Pacific, Inc.                            119,873                  1,593
 GenCorp, Inc.                                   179,184                  1,593
* California Pizza Kitchen, Inc.                  74,000                  1,591
* Trammell Crow Co.                              149,950                  1,591
* Pre-Paid Legal Services, Inc.                   64,827                  1,590
 Investors Real Estate Trust REIT                147,134                  1,588
* Gardner Denver Inc.                             77,541                  1,586
* ScanSource, Inc.                                59,300                  1,586
* Oakley, Inc.                                   134,602                  1,584
* AMC Entertainment, Inc.                        137,901                  1,578
* Safeguard Scientifics, Inc.                    583,700                  1,576
 Ramco-Gershenson
  Properties Trust REIT                           67,600                  1,575
* Oil States International, Inc.                 130,100                  1,574
* Jarden Corp.                                    56,701                  1,569
* ViaSat, Inc.                                   109,305                  1,567
 Fidelity Bankshares, Inc.                        70,280                  1,567
 Mine Safety Appliances Co.                       35,901                  1,566
* Transkaryotic Therapies, Inc.                  135,700                  1,566
* Cable Design Technologies Corp.                218,967                  1,566
* VistaCare, Inc.                                 64,370                  1,565
 Cash America International Inc.                 118,286                  1,564
* Tuesday Morning Corp.                           59,400                  1,562
 Dimon Inc.                                      217,987                  1,561
* ActivCard Corp.                                165,996                  1,560
 Bank Mutual Corp.                                47,988                  1,560
* SPS Technologies, Inc.                          57,503                  1,555
* Sharper Image Corp.                             57,000                  1,554
 West Pharmaceutical
  Services, Inc.                                  63,394                  1,553
* Albany Molecular Research, Inc.                102,800                  1,552
* Inspire Pharmaceuticals, Inc.                  143,694                  1,552
 Berry Petroleum Class A                          86,400                  1,551
 Chesapeake Corp. of Virginia                     70,969                  1,551
* Transaction Systems
  Architects, Inc.                               172,879                  1,549
* The Sports Authority, Inc.                     144,701                  1,548
* Esperion Therapeutics, Inc.                     79,012                  1,548
* Unifi, Inc.                                    249,362                  1,546
 Metris Cos., Inc.                               278,500                  1,546
* Kulicke & Soffa Industries, Inc.               241,716                  1,545
* PRIMEDIA Inc.                                  505,261                  1,541
 Sterling Financial Corp. (PA)                    66,189                  1,539
* Impax Laboratories, Inc.                       128,250                  1,538
 Sterling Bancorp                                 54,836                  1,529
* Alexion Pharmaceuticals, Inc.                   89,381                  1,524
 GBC Bancorp                                      39,620                  1,521
* Cell Genesys, Inc.                             175,853                  1,519
 Phillips-Van Heusen Corp.                       110,928                  1,512
 Cohu, Inc.                                       96,789                  1,510
 Harleysville Group, Inc.                         65,550                  1,509
 LaSalle Hotel Properties REIT                   101,500                  1,500
 Hancock Fabrics, Inc.                            92,551                  1,495
 Action Performance Cos., Inc.                    78,579                  1,493
* Alaris Medical, Inc.                           115,277                  1,493
* GrafTech International Ltd.                    273,830                  1,492
* Korn/Ferry International                       183,485                  1,486
 Riggs National Corp.                             97,547                  1,485
* Zoll Medical Corp.                              44,234                  1,484
* Cubist Pharmaceuticals, Inc.                   139,100                  1,483
* Atwood Oceanics, Inc.                           54,607                  1,483
* Boca Resorts, Inc. Class A                     113,890                  1,481
 Universal Health
  Realty Income REIT                              54,800                  1,480
* Spanish Broadcasting System, Inc.              181,220                  1,477
* JDA Software Group, Inc.                       131,923                  1,476
* aaiPharma Inc.                                  74,150                  1,474
 The Marcus Corp.                                 98,601                  1,474
 Tanger Factory Outlet
  Centers, Inc. REIT                              44,300                  1,465
* Duane Reade Inc.                                99,279                  1,464
* Swift Energy Co.                               132,493                  1,457
* WCI Communities, Inc.                           75,700                  1,456
 Carpenter Technology Corp.                       93,311                  1,456
 First Community Bancshares, Inc.                 41,189                  1,454
* NCI Building Systems, Inc.                      87,000                  1,453
* ScanSoft, Inc.                                 266,880                  1,449
* Advanced Energy Industries, Inc.               101,570                  1,447
 Centex Construction Products, Inc.               36,100                  1,447
* Multimedia Games Inc.                           56,700                  1,446
 Zenith National Insurance Corp.                  50,651                  1,444
 Independent Bank Corp. (MA)                      63,900                  1,444
 Weis Markets, Inc.                               46,482                  1,442
* ManTech International Corp.                     75,130                  1,441
 Main Street Banks, Inc.                          56,946                  1,441
* ValueVision Media, Inc.                        105,701                  1,441
 MTS Systems Corp.                                97,736                  1,441
* Hudson Highland Group, Inc.                     75,375                  1,433
 United Community Financial Corp.                154,736                  1,430
 JLG Industries, Inc.                            209,667                  1,426
 SWS Group, Inc.                                  70,646                  1,424
 Crown American
  Realty Trust REIT                              132,500                  1,423
* Quanta Services, Inc.                          200,188                  1,421
 Presidential Life Corp.                         100,679                  1,421
* Applied Films Corp.                             54,640                  1,414
* Align Technology, Inc.                         112,582                  1,413

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
 First Financial Corp. (IN)                       26,657                  1,410
* Trex Co., Inc.                                  35,901                  1,409
* Dick's Sporting Goods, Inc.                     38,400                  1,409
* Chattem, Inc.                                   74,900                  1,408
* NetFlix.com, Inc.                               54,900                  1,403
* Systems & Computer
  Technology Corp.                               155,792                  1,402
* Prime Hospitality Corp.                        208,793                  1,401
 Haverty Furniture Cos., Inc.                     80,022                  1,400
 Max Re Capital Ltd.                              93,150                  1,394
 Libbey, Inc.                                     61,417                  1,394
* SciClone Pharmaceuticals, Inc.                 162,300                  1,389
 Washington Trust Bancorp, Inc.                   60,422                  1,389
* Conceptus, Inc.                                 98,738                  1,387
* Bally Total Fitness Holding Corp.              153,353                  1,385
* Nuevo Energy Co.                                79,353                  1,385
* Boston Communications Group, Inc.               80,792                  1,384
* SonoSite, Inc.                                  69,100                  1,379
 American Woodmark Corp.                          29,600                  1,378
 WSFS Financial Corp.                             35,729                  1,372
* Time Warner Telecom Inc.                       215,300                  1,371
 IBERIABANK Corp.                                 28,032                  1,368
* Cross Country Healthcare, Inc.                 103,541                  1,366
* CKE Restaurants Inc.                           244,310                  1,366
* j2 Global Communications, Inc.                  29,700                  1,366
* K2 Inc.                                        111,477                  1,366
* The Dress Barn, Inc.                           107,318                  1,360
 Equity Inns, Inc. REIT                          196,800                  1,358
 West Coast Bancorp                               74,600                  1,358
* II-VI, Inc.                                     58,650                  1,354
* WFS Financial, Inc.                             40,238                  1,348
* Quicksilver Resources, Inc.                     56,201                  1,346
 PMA Capital Corp. Class A                       107,022                  1,345
* Fisher Communications, Inc.                     27,501                  1,345
* FuelCell Energy, Inc.                          163,700                  1,341
* MatrixOne, Inc.                                233,375                  1,340
* Planar Systems, Inc.                            68,471                  1,339
 Community Trust Bancorp Inc.                     51,225                  1,339
* DuPont Photomasks, Inc.                         71,082                  1,338
 NACCO Industries, Inc. Class A                   22,707                  1,338
* Consolidated Graphics, Inc.                     58,483                  1,338
 Allegiant Bancorp, Inc.                          65,998                  1,336
 Brookfield Homes Corp.                           86,400                  1,332
* Labor Ready, Inc.                              185,747                  1,332
* Right Management
  Consultants, Inc.                              105,100                  1,330
* Savient Pharmaceuticals Inc.                   286,082                  1,327
* Wind River Systems Inc.                        348,075                  1,326
* GameStop Corp.                                 102,400                  1,323
* Plains Resources Inc.                           93,308                  1,320
* Excel Technology, Inc.                          57,549                  1,314
* AFC Enterprises, Inc.                           80,876                  1,313
* Parker Drilling Co.                            451,300                  1,313
 Integra Bank Corp.                               76,266                  1,313
* Nabi Biopharmaceuticals                        190,547                  1,307
* Incyte Corp.                                   281,418                  1,306
 Oxford Industries, Inc.                          31,401                  1,304
* Fleetwood Enterprises, Inc.                    175,732                  1,300
* S1 Corp.                                       321,643                  1,299
* Steven Madden, Ltd.                             59,400                  1,297
* Genesee & Wyoming Inc. Class A                  63,000                  1,296
* A.C. Moore Arts & Crafts, Inc.                  64,600                  1,294
* The Wet Seal, Inc. Class A                     120,877                  1,291
* Isis Pharmaceuticals, Inc.                     243,194                  1,289
 State Auto Financial Corp.                       57,389                  1,288
 Arctic Cat, Inc.                                 67,225                  1,288
* Stratex Networks, Inc.                         402,200                  1,287
 Tennant Co.                                      35,002                  1,286
* Champion Enterprises, Inc.                     247,703                  1,283
* Immucor Inc.                                    58,865                  1,283
 EDO Corp.                                        72,451                  1,282
 Ameron International Corp.                       36,800                  1,280
 Gibraltar Steel                                  62,295                  1,276
 Lindsay Manufacturing Co.                        54,839                  1,273
 Capitol Bancorp Ltd.                             46,961                  1,273
 Deltic Timber Corp.                              44,638                  1,270
* Inveresk Research Group Inc.                    70,101                  1,269
* Portfolio Recovery Associates, Inc.             40,600                  1,266
* Hologic, Inc.                                   95,873                  1,264
* Asyst Technologies, Inc.                       188,584                  1,262
* Fidelity National Information
  Solutions, Inc.                                 48,347                  1,261
* Wild Oats Markets Inc.                         115,657                  1,261
 Holly Corp.                                      45,601                  1,259
* SonicWALL, Inc.                                262,100                  1,258
* SPSS, Inc.                                      75,151                  1,258
* Wireless Facilities, Inc.                      105,400                  1,254
* Secure Computing Corp.                         143,500                  1,253
* Local Financial Corp.                           86,740                  1,253
* Keystone Automotive
  Industries, Inc.                                68,560                  1,252
* Group 1 Software, Inc.                          68,255                  1,251
* Verint Systems Inc.                             49,200                  1,250
 Old Second Bancorp, Inc.                         29,116                  1,248
* Frontier Airlines, Inc.                        137,187                  1,246
* Kadant Inc.                                     66,400                  1,245
 Port Financial Corp.                             23,082                  1,244
 Kaman Corp. Class A                             106,150                  1,241
 Simmons First National Corp.                     61,991                  1,240
* Cell Therapeutics, Inc.                        127,450                  1,240
* Tollgrade Communications, Inc.                  66,473                  1,240
 Innkeepers USA Trust REIT                       182,300                  1,240
 Prosperity Bancshares, Inc.                      64,360                  1,239
 McGrath Rent Corp.                               46,300                  1,238

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
 Churchill Downs, Inc.                            32,301                  1,237
* Talk America Holdings, Inc.                    113,126                  1,234
 World Fuel Services Corp.                        50,101                  1,232
* Mesa Air Group Inc.                            153,901                  1,231
* CorVel Corp.                                    34,194                  1,231
* Kindred Healthcare, Inc.                        69,000                  1,231
* Immunomedics Inc.                              195,000                  1,230
* Gulfmark Offshore, Inc.                         72,885                  1,230
* Ameristar Casinos, Inc.                         57,600                  1,230
* Orient-Express Hotel Ltd.                       83,035                  1,225
 Great Lakes, Inc. REIT                           76,500                  1,224
 Greif Inc. Class A                               53,191                  1,223
* Antigenics, Inc.                               105,900                  1,220
 U.S. Restaurant
  Properties, Inc. REIT                           77,601                  1,218
 Omega Financial Corp.                            35,551                  1,216
* FreeMarkets, Inc.                              174,300                  1,213
 NUI Corp.                                        78,101                  1,212
* IDX Systems Corp.                               77,974                  1,210
* Century Business Services, Inc.                372,200                  1,210
* Input/Output, Inc.                             224,084                  1,206
 Standex International Corp.                      57,319                  1,204
* Diversa Corp.                                  122,220                  1,201
* LabOne, Inc.                                    55,650                  1,200
* Kos Pharmaceuticals, Inc.                       51,100                  1,199
* Robert Mondavi Corp. Class A                    47,363                  1,199
 Oshkosh B' Gosh, Inc. Class A                    44,398                  1,199
* Arris Group Inc.                               241,577                  1,198
* Maxygen Inc.                                   109,168                  1,198
 Urstadt Biddle Properties
  Class A REIT                                    93,000                  1,196
 Vector Group Ltd.                                68,321                  1,196
* Forrester Research, Inc.                        73,020                  1,195
* Manugistics Group, Inc.                        290,558                  1,194
 Community Banks, Inc.                            40,056                  1,191
* Harmonic, Inc.                                 292,250                  1,189
 United Fire & Casualty Co.                       36,600                  1,189
 CIRCOR International, Inc.                       66,500                  1,186
* Kensey Nash Corp.                               45,300                  1,185
* RailAmerica, Inc.                              140,101                  1,184
 Universal Forest Products, Inc.                  56,428                  1,182
* Isle of Capri Casinos, Inc.                     71,300                  1,179
* Possis Medical Inc.                             85,880                  1,178
* Gabelli Asset Management Inc.                   32,602                  1,177
 Flushing Financial Corp.                         52,900                  1,173
* Information Holdings Inc.                       64,242                  1,172
 Capital City Bank Group, Inc.                    32,341                  1,171
* National Western Life Insurance Co.
  Class A                                         10,600                  1,171
* PRG-Schultz International, Inc.                197,922                  1,168
 OceanFirst Financial Corp.                       47,737                  1,166
 Columbia Banking System, Inc.                    64,882                  1,162
* Synaptics Inc.                                  86,300                  1,162
* Quaker City Bancorp, Inc.                       28,275                  1,161
* Gart Sports Co.                                 40,900                  1,160
* Tejon Ranch Co.                                 38,500                  1,159
* Paxson Communications Corp.                    192,800                  1,155
 Ennis Business Forms, Inc.                       79,200                  1,152
* Sapient Corp.                                  415,831                  1,152
* PTEK Holdings, Inc.                            237,460                  1,152
 Pioneer Standard Electronics Inc.               135,640                  1,150
* Concord Communications, Inc.                    83,722                  1,150
* Merit Medical Systems, Inc.                     57,501                  1,149
* ITLA Capital Corp.                              28,400                  1,148
* Old Dominion Freight Line, Inc.                 52,908                  1,144
 Saul Centers, Inc. REIT                          44,677                  1,144
* Insignia Financial Group, Inc.                 102,800                  1,142
* Impath, Inc.                                    80,378                  1,137
 St. Francis Capital Corp.                        39,089                  1,136
 Firstfed America Bancorp, Inc.                   32,901                  1,135
* CuraGen Corp.                                  203,929                  1,132
 Tompkins Trustco, Inc.                           25,346                  1,132
* Hanger Orthopedic Group, Inc.                   98,800                  1,131
* Molecular Devices Corp.                         71,101                  1,131
 Central Vermont
  Public Service Corp.                            57,718                  1,128
* RehabCare Group, Inc.                           76,971                  1,128
 First Busey Corp.                                46,500                  1,127
* Noven Pharmaceuticals, Inc.                    110,020                  1,127
 MeriStar Hospitality Corp. REIT                 219,134                  1,126
* Lexicon Genetics Inc.                          166,886                  1,120
* Standard Microsystem Corp.                      73,748                  1,119
* Electro Rent Corp.                             103,658                  1,117
* SafeNet, Inc.                                   39,900                  1,116
* SeaChange International, Inc.                  116,901                  1,115
 Courier Corp.                                    21,601                  1,112
* infoUSA Inc.                                   137,276                  1,112
 Arrow Financial Corp.                            33,315                  1,112
 Solutia, Inc.                                   509,500                  1,111
* Pericom Semiconductor Corp.                    119,191                  1,108
* Daktronics, Inc.                                67,537                  1,104
* MemberWorks, Inc.                               55,851                  1,103
 CB Bancshares Inc. (HI)                          17,735                  1,102
* Harvest Natural Resources, Inc.                172,900                  1,101
* RTI International Metals, Inc.                 101,552                  1,100
* Stillwater Mining Co.                          213,951                  1,100
 S.Y. Bancorp, Inc.                               31,076                  1,099
* Harris Interactive Inc.                        166,696                  1,099
 BSB Bancorp, Inc.                                44,254                  1,098
* RC2 Corp.                                       64,570                  1,098
* OraSure Technologies, Inc.                     146,700                  1,094
 Peoples Holding Co.                              24,731                  1,094
 Quaker Chemical Corp.                            43,681                  1,094
* 4Kids Entertainment Inc.                        58,601                  1,090

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
 Schnitzer Steel Industries, Inc.
  Class A                                         24,700                  1,090
* Mobile Mini, Inc.                               66,571                  1,087
* Caraustar Industries, Inc.                     135,627                  1,086
 Myers Industries, Inc.                          114,146                  1,084
 Central Parking Corp.                            87,602                  1,083
* Hawthorne Financial Corp.                       31,190                  1,081
* Intuitive Surgical, Inc.                       142,581                  1,081
* West Marine, Inc.                               61,700                  1,080
 The Standard Register Co.                        65,421                  1,078
* Rainbow Technologies, Inc.                     127,651                  1,074
* Herley Industries Inc.                          63,200                  1,073
* Regent Communications, Inc.                    181,800                  1,073
* Inverness Medical Innovations, Inc.             55,500                  1,071
* Lithia Motors, Inc.                             66,200                  1,070
 First Source Corp.                               57,467                  1,067
* Silicon Graphics, Inc.                         932,801                  1,063
* Finisar Corp.                                  685,769                  1,063
* Sotheby's Holdings Class A                     142,709                  1,062
 Bank of Granite Corp.                            62,159                  1,060
 Movado Group, Inc.                               48,700                  1,059
* Heidrick & Struggles
  International, Inc.                             83,826                  1,058
* Alloy, Inc.                                    163,600                  1,055
* EPIQ Systems, Inc.                              61,450                  1,055
 First Indiana Corp.                              61,575                  1,054
 PXRE Group Ltd.                                  53,223                  1,054
* Computer Network
  Technology Corp.                               130,100                  1,054
* Lightbridge, Inc.                              120,215                  1,053
* Saga Communications, Inc.                       54,126                  1,053
* Playtex Products, Inc.                         163,801                  1,052
* Siliconix, Inc.                                 29,101                  1,051
* LookSmart, Ltd.                                371,100                  1,050
 Second Bancorp, Inc.                             40,700                  1,050
 Skyline Corp.                                    34,902                  1,047
 Cascade Natural Gas Corp.                        54,526                  1,041
* Gentiva Health Services, Inc.                  115,696                  1,041
 Bel Fuse, Inc. Class B                           45,428                  1,040
* Adolor Corp.                                    84,771                  1,040
* Buckeye Technology, Inc.                       152,869                  1,040
* Interwoven, Inc.                               467,500                  1,038
 Robbins & Myers, Inc.                            55,968                  1,035
* Keynote Systems Inc.                            98,516                  1,032
* J & J Snack Foods Corp.                         32,619                  1,032
* OSI Systems Inc.                                64,200                  1,031
* CCC Information Services Group                  71,061                  1,030
* Pacer International, Inc.                       54,600                  1,030
* Vicor Corp.                                    107,203                  1,029
 Banner Corp.                                     50,200                  1,029
 Sea Containers Ltd. Class A                      90,103                  1,026
 Apogee Enterprises, Inc.                        113,701                  1,026
* White Electronic Designs Corp.                  96,790                  1,025
* Neoware Systems, Inc.                           66,800                  1,025
 CityBank Lynnwood WA                             37,800                  1,023
* At Road, Inc.                                   93,600                  1,022
* Anaren, Inc.                                   108,976                  1,021
* Tower Automotive, Inc.                         278,313                  1,019
* Pixelworks, Inc.                               170,800                  1,015
* Renaissance Learning, Inc.                      46,265                  1,013
 Midwest Banc Holdings, Inc.                      52,098                  1,012
* Audiovox Corp.                                  90,378                  1,011
 First Bancorp (NC)                               39,000                  1,010
* Digimarc Corp.                                  64,100                  1,006
 Peoples Bancorp, Inc.                            39,695                  1,003
* Register.com, Inc.                             169,700                    994
* Encore Acquisition Co.                          51,901                    994
* Mindspeed Technologies, Inc.                   412,500                    990
 Union Bankshares Corp.                           34,985                    989
* Energy Partners, Ltd.                           85,297                    985
* Gartner, Inc. Class B                          131,000                    983
* Avatar Holding, Inc.                            32,500                    982
 Sturm, Ruger & Co., Inc.                         98,094                    981
 Calgon Carbon Corp.                             170,200                    979
 Advanced Marketing Services                      75,251                    978
 Argonaut Group, Inc.                             79,141                    976
* Drugstore.com, Inc.                            166,520                    972
* New Focus, Inc.                                259,641                    971
* Prima Energy Corp.                              46,445                    970
 Coca-Cola Bottling Co.                           17,722                    968
 Financial Institutions, Inc.                     41,163                    967
 Connecticut Water Services, Inc.                 37,854                    967
* Rudolph Technologies, Inc.                      60,500                    966
* Crown Media Holdings, Inc.                     233,705                    965
 Mission West Properties Inc. REIT                84,800                    964
* Steiner Leisure Ltd.                            65,995                    964
* NeoPharm, Inc.                                  69,441                    962
 First Place Financial Corp.                      55,506                    961
* Triton PCS, Inc.                               190,100                    960
 Midland Co.                                      43,040                    956
* CompuCredit Corp.                               78,600                    955
 UniFirst Corp.                                   43,500                    953
 Troy Financial Corp.                             34,965                    949
 North Pittsburgh Systems, Inc.                   62,961                    949
* Federal Agricultural Mortgage Corp.
  Class C                                         42,401                    948
* Palm Harbor Homes, Inc.                         49,995                    947
 Keithley Instruments Inc.                        65,500                    946
* The TriZetto Group, Inc.                       156,500                    945
 Building Materials Holding Corp.                 63,690                    943
* Pharmacopeia, Inc.                             114,317                    943
* Ribapharm Inc.                                 145,950                    941
* IDine Rewards Network Inc.                      68,501                    941
 Lakeland Bancorp, Inc.                           58,793                    940

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
* Presstek, Inc.                                 150,085                    935
* Opsware, Inc.                                  232,350                    934
 Seacoast Banking Corp. of Florida                54,800                    934
 CSS Industries, Inc.                             24,100                    929
 Virginia Financial Group, Inc.                   33,155                    928
* Salix Pharmaceuticals, Ltd.                     88,380                    927
 CT Communications, Inc.                          86,202                    927
* Strattec Security Corp.                         17,401                    926
* Peet's Coffee & Tea Inc.                        53,000                    925
* MTR Gaming Group Inc.                          119,700                    924
* General Maritime Corp.                          91,000                    924
 Great Southern Bancorp, Inc.                     23,929                    922
* Elizabeth Arden, Inc.                           69,679                    918
* Playboy Enterprises, Inc. Class B               67,301                    915
 Farmers Capital Bank Corp.                       28,600                    913
 Camden National Corp.                            33,154                    912
 SJW Corp.                                        10,600                    904
* InFocus Corp.                                  190,995                    901
* Citizens, Inc.                                 123,816                    900
* Integral Systems, Inc.                          45,062                    896
* AAON, Inc.                                      48,306                    895
 CCBT Financial Cos. Inc.                         37,441                    894
* Ocwen Financial Corp.                          196,900                    894
 Peapack Gladstone Financial Corp.                27,902                    894
* Intrado Inc.                                    56,500                    892
* Asbury Automotive Group, Inc.                   66,150                    892
* Stoneridge, Inc.                                65,100                    889
* Cleveland-Cliffs Inc.                           49,709                    887
* Vastera, Inc.                                  148,562                    887
 Bank of the Ozarks, Inc.                         22,776                    883
* Concurrent Computer Corp.                      301,785                    881
* MSC.Software Corp.                             130,501                    880
* MRO Software Inc.                              101,835                    879
* Salem Communications Corp.                      43,900                    878
 First National Corp.                             35,620                    878
 NBC Capital Corp.                                34,333                    869
* Monolithic System Technology, Inc.              95,700                    867
* Verisity Ltd.                                   72,220                    862
* Kenneth Cole Productions, Inc.                  44,050                    859
* Stamps.com Inc.                                178,722                    858
* 1-800-FLOWERS.COM, Inc.                        103,900                    856
* K-V Pharmaceutical Co. Class B                  30,075                    851
* Tweeter Home
  Entertainment Group, Inc.                       97,700                    848
* Teletech Holdings Inc.                         200,300                    847
 Riviana Foods, Inc.                              31,455                    846
 Standard Commercial Tobacco Co.                  49,701                    845
* Lydall, Inc.                                    78,895                    844
* PEC Solutions, Inc.                             52,270                    842
* Transmeta Corp.                                524,700                    840
 United Industrial Corp.                          51,300                    836
* TransMontaigne Inc.                            128,235                    831
 Baldwin & Lyons, Inc. Class B                    34,974                    831
* United Auto Group, Inc.                         37,952                    827
* SureBeam Corp.                                 311,811                    826
 Vital Signs, Inc.                                31,757                    824
* ImmunoGen, Inc.                                192,963                    824
* Terayon Communications
  Systems, Inc.                                  301,763                    824
 Coachmen Industries, Inc.                        68,913                    824
 CNA Surety Corp.                                 83,600                    823
 Pennrock Financial Services Corp.                30,462                    823
 Blair Corp.                                      37,000                    821
* FalconStor Software, Inc.                      122,521                    820
 Interface, Inc.                                 174,961                    812
 LSI Industries Inc.                              73,100                    811
* Gene Logic Inc.                                135,886                    811
 Milacron Inc.                                   164,577                    805
* P.A.M. Transportation
  Services, Inc.                                  33,250                    805
 Shenandoah
  Telecommunications Co.                          16,776                    805
 Capital Southwest Corp.                          13,900                    798
* Universal Display Corp.                         89,160                    795
 Gorman-Rupp Co.                                  33,137                    795
 Apex Mortgage Capital, Inc. REIT                145,325                    795
* Cole National Corp. Class A                     62,900                    788
 Penn Engineering &
  Manufacturing Corp.                             57,651                    787
 Pennfed Financial Services, Inc.                 28,313                    786
 PrivateBancorp, Inc.                             28,801                    785
 NL Industries, Inc.                              46,100                    784
* The Buckle, Inc.                                40,702                    783
* Stein Mart, Inc.                               130,419                    781
 Newcastle Investment Corp. REIT                  39,800                    779
* Navigant International, Inc.                    60,400                    779
 Lance, Inc.                                      85,090                    777
 Kaneb Services LLC                               26,122                    763
* Young Innovations, Inc.                         26,700                    761
* Dura Automotive Systems, Inc.                   80,435                    761
 Interpool, Inc.                                  46,310                    760
 HEICO Corp.                                      62,100                    758
* Energy Conversion Devices, Inc.                 82,220                    748
* Omnova Solutions Inc.                          184,302                    745
 German American Bancorp                          42,609                    744
* Drexler Technology Corp.                        47,920                    743
* Inet Technologies, Inc.                         74,190                    740
* IXYS Corp.                                      92,801                    740
* Big 5 Sporting Goods Corp.                      59,000                    739
* Aftermarket Technology Corp.                    70,200                    738
* The Great Atlantic &
  Pacific Tea Co., Inc.                           83,755                    737
 National Presto Industries, Inc.                 23,305                    736
* Mastec Inc.                                    127,600                    735

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
 CFS Bancorp, Inc.                                52,100                    735
* Universal American Financial Corp.             115,099                    733
* MedQuist, Inc.                                  35,896                    727
 Angelica Corp.                                   42,779                    725
* National Healthcare Corp.                       36,796                    724
* Ultimate Electronics, Inc.                      56,404                    723
 Citizens 1st Bancorp, Inc.                       33,108                    723
* Integrated Defense Technology, Inc.             46,600                    723
* Credit Acceptance Corp.                         71,600                    722
* Learning Tree International, Inc.               46,217                    722
* Entrust, Inc.                                  245,380                    721
* Ixia                                           111,221                    715
 BancFirst Corp.                                  13,761                    714
 Hanmi Financial Corp.                            40,786                    713
* PDF Solutions, Inc.                             61,286                    708
* Riverstone Networks, Inc.                      599,400                    707
 First Oak Brook Bancshares, Inc.                 21,364                    705
* Astec Industries, Inc.                          80,801                    705
* Tenneco Automotive, Inc.                       194,285                    699
* Lannett Company, Inc.                           29,701                    696
 Lawson Products, Inc.                            25,247                    695
* 1-800 CONTACTS, Inc.                            28,310                    693
 Republic Bancshares, Inc.                        27,632                    691
* Microtune, Inc.                                215,846                    691
* Cerus Corp.                                     91,360                    688
* Boston Beer Co., Inc. Class A                   47,601                    685
 Stepan Co.                                       30,300                    685
* InterCept, Inc.                                 81,900                    685
* Clark, Inc.                                     57,147                    683
* Tier Technologies, Inc.                         88,000                    682
 BEI Technologies, Inc.                           56,655                    680
* Gulf Island Fabrication, Inc.                   39,801                    673
 Florida East Coast Industries, Inc.
  Class B                                         26,830                    668
 Pope & Talbot, Inc.                              60,444                    668
* Altiris, Inc.                                   33,100                    664
* Insurance Auto Auctions, Inc.                   52,614                    661
* MTC Technologies, Inc.                          28,000                    657
 Republic Bancorp, Inc. Class A                   44,200                    655
* Skechers U.S.A., Inc.                           88,101                    652
* McLeod USA Inc.                                430,400                    650
* Zymogenetics, Inc.                              55,461                    646
* Global Power
  Equipment Group Inc.                           138,100                    642
* The Children's Place
  Retail Stores, Inc.                             32,179                    639
* Wackenhut Corrections Corp.                     46,500                    638
 Advanta Corp. Class B                            63,288                    637
* Charlotte Russe Holding Inc.                    61,600                    636
* Vail Resorts Inc.                               47,000                    633
* Startek, Inc.                                   23,951                    630
* Closure Medical Corp.                           33,100                    625
* Net2Phone, Inc.                                143,484                    621
* Tyler Technologies, Inc.                       145,671                    619
* Interland Inc.                                 630,877                    618
 Sanderson Farms, Inc.                            22,000                    618
* Volt Information Sciences Inc.                  44,923                    613
 Capstead Mortgage Corp. REIT                     54,000                    609
* Dril-Quip, Inc.                                 33,290                    606
* Exact Sciences Corp.                            55,280                    606
* William Lyon Homes, Inc.                        18,851                    600
 Reckson Associates Realty Corp.
  Class B REIT                                    28,160                    600
* bebe stores, inc.                               31,000                    593
* Neoforma, Inc.                                  54,100                    591
* Radiant Systems, Inc.                           87,560                    590
 Partners Trust Financial Group, Inc.             30,901                    590
* Blue Rhino Corp.                                49,101                    589
* Infonet Services Corp.                         369,600                    588
* Arena Pharmaceuticals, Inc.                     87,038                    578
* ON Semiconductor Corp.                         212,700                    574
* Graphic Packaging
  International Corp.                            127,300                    574
* Ulticom, Inc.                                   60,200                    572
* MarineMax, Inc.                                 40,700                    570
* Internet Capital Group, Inc.                 1,181,400                    567
* Martha Stewart Living
  Omnimedia, Inc.                                 59,800                    562
 CoBiz Inc.                                       42,101                    561
* SeeBeyond Technology Corp.                     242,360                    560
 Material Sciences Corp.                          57,691                    560
* Kyphon Inc.                                     36,800                    556
 Pilgrim's Pride Corp.                            56,700                    548
 World Wrestling
  Entertainment, Inc.                             52,900                    544
* Midway Games Inc.                              149,752                    544
* Party City Corp.                                52,900                    543
* Plug Power, Inc.                               115,600                    540
* CompuCom Systems, Inc.                         118,300                    535
* CardioDynamics
  International Corp.                            156,201                    533
* Loral Space &
  Communications, Ltd.                           174,445                    532
 Franklin Financial Corp.                         17,511                    526
* PC Connection, Inc.                             77,294                    526
* Kirkland's, Inc.                                32,450                    524
* Del Laboratories, Inc.                          22,202                    522
* barnesandnoble.com inc.                        219,767                    512
* Mothers Work, Inc.                              19,126                    512
* WatchGuard Technologies, Inc.                  110,040                    506
* Beasley Broadcast Group, Inc.                   36,300                    497
* Covenant Transport, Inc.                        29,120                    495
* Therasense, Inc.                                49,180                    492
* Dynacq International, Inc.                      29,100                    489

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
SMALL-CAP INDEX FUND                              SHARES                  (000)
--------------------------------------------------------------------------------
 Oneida Ltd.                                      71,935                    486
* Navigators Group, Inc.                          16,267                    485
 Ingles Markets, Inc.                             47,000                    475
* Galyan's Trading Co.                            33,030                    474
* The Boyds Collection, Ltd.                     100,001                    471
 Dover Downs Gaming &
  Entertainment, Inc.                             50,790                    470
* Liquidmetal Technologies Inc.                   91,550                    470
 Royal Bancshares of
  Pennsylvania, Inc.                              21,927                    468
* On Assignment, Inc.                            114,833                    459
 Computer Programs
  and Systems, Inc.                               22,900                    458
* Restoration Hardware, Inc.                     101,653                    457
* Powell Industries, Inc.                         30,700                    449
* Shoe Carnival, Inc.                             30,251                    447
* NetRatings, Inc.                                48,800                    446
* Syntel, Inc.                                    28,137                    443
* Sequa Corp. Class A                             12,809                    439
 Advanta Corp. Class A                            44,380                    437
 Deb Shops, Inc.                                  23,200                    436
 Alico, Inc.                                      17,218                    425
* McDATA Corp.                                    29,100                    422
* Embarcadero Technologies, Inc.                  59,200                    414
* Wesco International, Inc.                       68,200                    409
* Semitool, Inc.                                  82,421                    406
* Virage Logic Corp.                              55,800                    404
* Turnstone Systems, Inc.                        159,314                    400
* iGATE Corp.                                    111,540                    387
* Specialty Laboratories, Inc.                    37,200                    381
* FTD, Inc.                                       18,250                    368
* Pegasystems Inc.                                49,800                    367
* Handspring, Inc.                               319,800                    361
* Collins & Aikman Corp.                         121,260                    358
* General Binding Corp.                           29,501                    354
* Bruker Daltonics, Inc.                          66,400                    354
 Valhi, Inc.                                      36,200                    348
* Arden Group Inc. Class A                         5,806                    343
* Digitas Inc.                                    69,005                    342
* Jo-Ann Stores, Inc. Class B                     15,100                    334
* NASSDA Corp.                                    43,245                    334
 Acadia Realty Trust REIT                         36,379                    333
* eUniverse, Inc.                                 89,960                    326
* Medical Staffing Network
  Holdings, Inc.                                  43,701                    306
* Alliance Imaging, Inc.                          69,200                    304
 Curtiss-Wright Corp. Class B                      4,800                    299
* Bioreliance Corp.                               12,299                    261
* Raytech Corp.                                   60,194                    256
* Guess ?, Inc.                                   41,701                    250
* Revlon, Inc. Class A                            82,774                    248
 Crawford & Co. Class B                           50,166                    246
* ICT Group, Inc.                                 21,000                    220
  Urstadt Biddle Properties REIT                  16,400                    218
  General Cable Corp.                             39,700                    214
  Tecumseh Products Co. Class B                    5,200                    192
  Pilgrim's Pride Corp. Class A                   23,050                    165
  Bandag, Inc. Class A                             4,500                    158
  HEICO Corp. Class A                              9,710                     87
  Gray Television, Inc. Class A                    5,700                     70
  LSB Bancshares, Inc.                             3,233                     56
* Magnum Hunter Resources Inc.
  Warrants Exp. 3/21/2005                         36,400                     13
* Microstrategy Inc.  Warrants Exp. 6/24/2007     11,775                      2
* TIMCO Aviation Services, Inc.                    3,806                      1
 ProcureNet, Inc.                                136,100                     --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $4,490,933)                                                    5,034,348
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    FACE                 MARKET
                                                  AMOUNT                 VALUE*
SMALL-CAP INDEX FUND                               (000)                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.8%)(1)
--------------------------------------------------------------------------------
Federal Home Loan Bank
(2)   1.17%, 7/16/2003                           $ 3,000                  2,999
Federal Home Loan Mortgage Corp.
(2)   1.20%, 7/11/2003                             2,000                  1,999
Federal National Mortgage Assn.
(2) 1.17%, 7/2/2003                                2,000                  2,000
(2) 1.14%, 7/30/2003                               2,500                  2,498
(2) 1.18%-1.19%, 7/23/2003                         3,500                  3,498
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.16%, 7/1/2003                                   20,737                 20,737
1.16%, 7/1/2003--Note E                          258,161                258,161
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $291,889)                                                        291,892
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.2%)
 (Cost $4,782,822)                                                    5,326,240
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     30,981
Security Lending Collateral
Payable to Brokers--Note E                                             (258,161)
Other Liabilities                                                       (36,101)
                                                                ----------------
                                                                       (263,281)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $5,062,959
--------------------------------------------------------------------------------
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 5.3%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Securities with an aggregate value of $12,994,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $5,573,928
Undistributed Net Investment Income                                      17,192
Accumulated Net Realized Losses                                      (1,071,055)
Unrealized Appreciation (Depreciation) Investment Securities            543,418
Futures Contracts                                                          (524)
--------------------------------------------------------------------------------
NET ASSETS                                                           $5,062,959
================================================================================
Investor Shares--Net Assets
Applicable to 192,446,428 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                           $3,516,071
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                              $18.27
================================================================================
Admiral Shares--Net Assets
Applicable to 41,134,182 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                             $751,876
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                               $18.28
================================================================================
Institutional Shares--Net Assets
Applicable to 43,474,173 outstanding $.001
 Par value shares of beneficial interest
 (unlimited authorization)                                             $795,012
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                         $18.29
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)
--------------------------------------------------------------------------------
* Coventry Health Care Inc.                       50,899                  2,349
* Rite Aid Corp.                                 514,950                  2,292
  The Chicago Mercantile Exchange                 32,728                  2,279
* GTECH Holdings Corp.                            56,500                  2,127
  Waddell & Reed Financial, Inc.                  80,200                  2,059
* Mid Atlantic Medical Services, Inc.             38,639                  2,021
  Chesapeake Energy Corp.                        199,800                  2,018
* Western Digital Corp.                          194,700                  2,005
* PMC Sierra Inc.                                167,300                  1,962
* Edwards Lifesciences Corp.                      60,200                  1,935
  CBRL Group, Inc.                                49,400                  1,920
* Catellus Development Corp.                      87,162                  1,918
* Monster Worldwide Inc.                          95,811                  1,890
* Newfield Exploration Co.                        50,059                  1,880
* Certegy, Inc.                                   66,400                  1,843
* Applied Micro Circuits Corp.                   302,838                  1,832
  Autodesk, Inc.                                 113,200                  1,829
* ImClone Systems, Inc.                           55,200                  1,745
  Donaldson Co., Inc.                             39,099                  1,738
  Applebee's International, Inc.                  55,200                  1,735
* International Rectifier Corp.                   63,900                  1,714
* Integrated Circuit Systems, Inc.                54,398                  1,710
* Varco International, Inc.                       87,199                  1,709
* Renal Care Group, Inc.                          48,186                  1,697
* Amylin Pharmaceuticals, Inc.                    77,400                  1,694
* Getty Images, Inc.                              40,200                  1,660
* DaVita, Inc.                                    60,750                  1,627
* STERIS Corp.                                    69,400                  1,602
* Education Management Corp.                      30,099                  1,601
* O'Reilly Automotive, Inc.                       47,933                  1,600
* Pharmaceutical Resources, Inc.                  32,799                  1,596
* Performance Food Group Co.                      43,034                  1,592
  Ruby Tuesday, Inc.                              64,000                  1,583
* Crown Castle International Corp.               202,900                  1,577
* NTL Inc.                                        45,384                  1,549
* Mettler-Toledo International Inc.               42,109                  1,543
* The Corporate Executive Board Co.               37,700                  1,539
* Arrow Electronics, Inc.                         99,900                  1,522
* Sepracor Inc.                                   84,198                  1,518
  Medicis Pharmaceutical Corp.                    26,680                  1,513
* Cognizant Technology
   Solutions Corp.                                61,200                  1,491
  Herman Miller, Inc.                             73,400                  1,483
* Cypress Semiconductor Corp.                    123,400                  1,481
* American Tower Corp. Class A                   166,700                  1,475
* Human Genome Sciences, Inc.                    115,610                  1,471
* Cincinnati Bell Inc.                           218,399                  1,463
  Helmerich & Payne, Inc.                         50,000                  1,460
* BearingPoint, Inc.                             151,250                  1,460
* Rambus Inc.                                     87,773                  1,454
  Graco, Inc.                                     45,166                  1,445
* Pharmaceutical Product
   Development, Inc.                              49,920                  1,434
* Brocade Communications
   Systems, Inc.                                 242,200                  1,427
* Foundry Networks, Inc.                          96,561                  1,390
* Advanced Fibre
   Communications, Inc.                           85,000                  1,383
* Furniture Brands International Inc.             52,901                  1,381
* Charles River Laboratories, Inc.                42,851                  1,379
* Polycom, Inc.                                   99,100                  1,374
* DeVry, Inc.                                     58,899                  1,372
* Apria Healthcare Group Inc.                     54,898                  1,366
  Polaris Industries, Inc.                        22,127                  1,359
* Grant Prideco, Inc.                            114,900                  1,350
* Andrx Group                                     67,700                  1,347
* Avocent Corp.                                   44,998                  1,347
* Affiliated Managers Group, Inc.                 21,800                  1,329
* ITT Educational Services, Inc.                  45,013                  1,317
* Stericycle, Inc.                                34,000                  1,308
* Macromedia, Inc.                                62,100                  1,307
* AnnTaylor Stores Corp.                          44,799                  1,297
* J.D. Edwards & Co.                              89,900                  1,288
* Activision, Inc.                                98,900                  1,278
* Acxiom Corp.                                    84,500                  1,275
* Barnes & Noble, Inc.                            54,699                  1,261
* Respironics, Inc.                               33,595                  1,260
* Netscreen Technologies, Inc.                    55,500                  1,252
  Jack Henry & Associates Inc.                    70,099                  1,247
* OSI Pharmaceuticals, Inc.                       38,700                  1,247
* Interdigital Communications Corp.               53,300                  1,246
* Protein Design Labs, Inc.                       89,098                  1,246
* Fisher Scientific International Inc.            35,500                  1,239
  Church & Dwight, Inc.                           37,847                  1,239
* FMC Technologies Inc.                           58,799                  1,238
* ResMed Inc.                                     31,413                  1,231
* Cabot Microelectronics Corp.                    24,398                  1,231
  Raymond James Financial, Inc.                   36,900                  1,220
* Cytyc Corp.                                    115,500                  1,215
* Earthlink, Inc.                                153,500                  1,211
  Regis Corp.                                     41,359                  1,201
* Techne Corp.                                    39,390                  1,195
* McDATA Corp. Class A                            81,198                  1,191
* Pacific Sunwear of California, Inc.             49,402                  1,190
  Forest City Enterprise Class A                  28,432                  1,179
* Hyperion Solutions Corp.                        34,855                  1,177
* United Stationers, Inc.                         32,461                  1,174
* Varian, Inc.                                    33,799                  1,172
* P.F. Chang's China Bistro, Inc.                 23,789                  1,171
* Take-Two Interactive
   Software, Inc.                                 41,273                  1,170
* Key Energy Services, Inc.                      108,700                  1,165
* IDEXX Laboratories Corp.                        34,346                  1,157

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Roper Industries Inc.                           31,037                  1,155
* Avaya Inc.                                     178,362                  1,152
* Affymetrix, Inc.                                58,350                  1,150
  UCBH Holdings, Inc.                             39,910                  1,145
* Integrated Device Technology Inc.              103,500                  1,144
* DoubleClick Inc.                               122,100                  1,129
  La-Z-Boy Inc.                                   50,363                  1,127
  Lancaster Colony Corp.                          28,899                  1,117
* Vertex Pharmaceuticals, Inc.                    76,426                  1,116
* Emmis Communications, Inc.                      48,499                  1,113
* Charter Communications, Inc.                   279,120                  1,108
* Covance, Inc.                                   60,999                  1,104
* Electronics for Imaging, Inc.                   54,200                  1,100
* Cymer, Inc.                                     34,256                  1,097
* Panera Bread Co.                                27,167                  1,087
* Timberland Co.                                  20,399                  1,078
* Extended Stay America, Inc.                     79,899                  1,078
  Cooper Cos., Inc.                               30,892                  1,074
* Bio-Rad Laboratories, Inc. Class A              19,400                  1,074
* Sonus Networks, Inc.                           213,400                  1,073
* ADTRAN Inc.                                     20,999                  1,071
* Scotts Co.                                      21,616                  1,070
* Martek Biosciences Corp.                        24,800                  1,065
* Arbitron Inc.                                   29,568                  1,056
  Claire's Stores, Inc.                           41,398                  1,050
* FLIR Systems, Inc.                              34,786                  1,049
* Linens 'n Things, Inc.                          44,099                  1,041
* Semtech Corp.                                   72,900                  1,038
* J.B. Hunt Transport Services, Inc.              27,499                  1,038
  Patina Oil & Gas Corp.                          32,278                  1,038
* American Eagle Outfitters, Inc.                 56,999                  1,033
* Red Hat, Inc.                                  136,000                  1,030
* Station Casinos, Inc.                           40,500                  1,023
* Varian Semiconductor
   Equipment Associates, Inc                      34,125                  1,016
* The Yankee Candle Co., Inc.                     43,600                  1,012
* Kronos, Inc.                                    19,921                  1,012
* Swift Transportation Co., Inc.                  54,299                  1,011
* CEC Entertainment Inc.                          27,235                  1,006
* Forest Oil Corp.                                39,999                  1,005
* Vitesse Semiconductor Corp.                    204,000                  1,004
* INAMED Corp.                                    18,622                  1,000
* Ascential Software Corp.                        60,349                    992
  Oshkosh Truck Corp.                             16,697                    990
* Landstar System, Inc.                           15,734                    989
* Sonic Corp.                                     38,858                    988
* Cimarex Energy Co.                              41,500                    986
  Global Payments Inc.                            27,753                    985
* Evergreen Resources, Inc.                       18,101                    983
* CACI International, Inc.                        28,657                    983
* Overture Services, Inc.                         54,199                    983
  International Bancshares Corp.                  27,591                    981
* Hollywood Entertainment Corp.                   57,000                    980
* Waste Connections, Inc.                         27,958                    980
* NBTY, Inc.                                      46,504                    979
* Gen-Probe Inc.                                  23,800                    973
  Hilb, Rogal and Hamilton Co.                    28,486                    970
  FactSet Research Systems Inc.                   21,993                    969
* Mentor Graphics Corp.                           66,598                    964
  Clarcor Inc.                                    24,972                    963
* GlobespanVirata, Inc.                          116,600                    962
* Christopher & Banks Corp.                       25,838                    956
* Commonwealth Telephone
   Enterprises, Inc.                              21,652                    952
* JetBlue Airways Corp.                           22,344                    945
* FTI Consulting, Inc.                            37,700                    941
* Southwest Bancorporation
   of Texas, Inc.                                 28,838                    938
* Ultra Petroleum Corp.                           72,425                    935
* Skyworks Solutions, Inc.                       137,999                    934
  Platinum Underwriters
   Holdings, Ltd.                                 34,400                    934
* Gemstar-TV Guide
   International, Inc.                           183,200                    932
* Silicon Valley Bancshares                       39,000                    929
  John Wiley & Sons Class A                       35,139                    921
* Kroll Inc.                                      33,898                    917
* Tetra Tech, Inc.                                53,399                    915
* Invitrogen Corp.                                23,737                    911
  Mentor Corp.                                    46,435                    900
* Sybron Dental Specialties, Inc.                 38,070                    898
  Ryland Group, Inc.                              12,900                    895
* Quiksilver, Inc.                                54,275                    895
* Intergraph Corp.                                41,500                    892
  Superior Industries
   International, Inc.                            21,299                    888
* Investment Technology Group, Inc.               47,600                    885
* Avid Technology, Inc.                           25,223                    885
  Invacare Corp.                                  26,729                    882
* ADVO, Inc.                                      19,864                    882
  Diagnostic Products Corp.                       21,457                    881
  Werner Enterprises, Inc.                        41,499                    880
* Valassis Communications, Inc.                   34,200                    880
* Cumulus Media Inc.                              46,400                    878
  Fremont General Corp.                           64,099                    878
* Tom Brown, Inc.                                 31,599                    878
* Legato Systems, Inc.                           104,398                    876
* Sylvan Learning Systems, Inc.                   38,298                    875
  Imation Corp.                                   23,098                    874
* Plantronics, Inc.                               39,999                    867
  East West Bancorp, Inc.                         23,850                    862
  Delta Air Lines, Inc.                           58,626                    861
* Cognex Corp.                                    38,312                    856
  Western Gas Resources, Inc.                     21,498                    851

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* United Online, Inc.                             33,503                    849
* Catalina Marketing Corp.                        48,099                    849
* Alliance Gaming Corp.                           44,400                    840
* Premcor, Inc.                                   38,862                    837
* NPS Pharmaceuticals Inc.                        34,400                    837
* Hot Topic, Inc.                                 31,042                    835
* Trimeris, Inc.                                  18,200                    831
  PerkinElmer, Inc.                               59,868                    827
  Strayer Education, Inc.                         10,400                    826
* Abgenix, Inc.                                   78,500                    823
* KEMET Corp.                                     81,500                    823
  Ethan Allen Interiors, Inc.                     23,335                    820
* Macrovision Corp.                               41,098                    819
  W Holding Co., Inc.                             47,900                    810
  Fred's, Inc.                                    21,793                    810
* SCP Pool Corp.                                  23,541                    810
* VISX Inc.                                       46,399                    805
* Documentum, Inc.                                40,900                    805
* XM Satellite Radio Holdings, Inc.               72,800                    804
* Maverick Tube Corp.                             41,699                    799
  Delta & Pine Land Co.                           36,294                    798
* Dionex Corp.                                    20,013                    796
* Mueller Industries Inc.                         29,199                    792
* Western Wireless Corp. Class A                  68,300                    787
* LifePoint Hospitals, Inc.                       37,527                    786
* Cost Plus, Inc.                                 21,815                    778
  Matthews International Corp.                    31,200                    773
* Amkor Technology, Inc.                          58,700                    771
  St. Mary Land & Exploration Co.                 28,235                    771
* Cal Dive International, Inc.                    35,231                    768
* The Medicines Co.                               38,898                    766
* Neurocrine Biosciences, Inc.                    15,330                    766
* CV Therapeutics, Inc.                           25,736                    763
* ATMI, Inc.                                      30,551                    763
* Avnet, Inc.                                     59,800                    758
  Thor Industries, Inc.                           18,463                    754
* Ariba, Inc.                                    251,500                    747
* EMCOR Group, Inc.                               14,999                    740
* AirTran Holdings, Inc.                          70,700                    740
* Applera Corp.-Celera
   Genomics Group                                 71,500                    738
* American Italian Pasta Co.                      17,679                    736
* CNET Networks, Inc.                            117,800                    734
* CSG Systems International, Inc.                 51,740                    731
  John H. Harland Co.                             27,889                    730
* Watson Wyatt & Co. Holdings                     31,329                    726
* Unit Corp.                                      34,599                    723
* Trimble Navigation Ltd.                         31,513                    723
* Rare Hospitality International Inc.             21,999                    719
* Silicon Laboratories Inc.                       26,898                    717
* THQ Inc.                                        39,699                    715
* Micrel, Inc.                                    68,399                    711
* Philadelphia Consolidated
   Holding Corp.                                  17,499                    707
  Airgas, Inc.                                    42,198                    707
* Joy Global Inc.                                 47,700                    705
* Select Medical Corp.                            28,300                    703
  Jefferies Group, Inc.                           14,099                    702
* Navistar International Corp.                    21,484                    701
  Black Box Corp.                                 19,299                    699
* RealNetworks, Inc.                             102,505                    695
* Men's Wearhouse, Inc.                           31,799                    695
* Tractor Supply Co.                              14,545                    695
* Spinnaker Exploration Co.                       26,499                    694
* Grey Wolf, Inc.                                171,700                    694
* Anixter International Inc.                      29,599                    694
* Progress Software Corp.                         33,444                    693
* Thoratec Corp.                                  46,500                    693
* Odyssey Healthcare, Inc.                        18,700                    692
* Too Inc.                                        34,079                    690
* Alkermes, Inc.                                  64,100                    689
* Coherent, Inc.                                  29,099                    689
* Power Integrations, Inc.                        28,303                    688
* Copart, Inc.                                    72,799                    688
* PETCO Animal Supplies, Inc.                     31,622                    687
* Atmel Corp.                                    271,600                    687
* Westport Resources Corp.                        30,100                    685
* Biosite Inc.                                    14,162                    681
* OmniVision Technologies, Inc.                   21,800                    680
  Cathay Bancorp, Inc.                            15,200                    678
* Ligand Pharmaceuticals Inc.
   Class B                                        49,700                    675
* Borland Software Corp.                          69,100                    675
  Engineered Support Systems, Inc.                16,118                    675
* Sycamore Networks, Inc.                        176,100                    674
* Journal Register Co.                            37,200                    673
* Priority Healthcare Corp. Class B               36,241                    672
* Accredo Health, Inc.                            30,729                    670
* United Defense Industries Inc.                  25,700                    667
* Pinnacle Systems, Inc.                          62,082                    664
* Heartland Express, Inc.                         29,779                    663
* Penn National Gaming, Inc.                      32,100                    660
  Tootsie Roll Industries, Inc.                   21,499                    656
* Cerner Corp.                                    28,537                    655
* FileNET Corp.                                   35,919                    648
* Wilson Greatbatch
   Technologies, Inc.                             17,900                    646
* Advanced Neuromodulation
   Systems, Inc.                                  12,400                    642
  New Century Financial Corp.                     14,599                    637
  Perrigo Co.                                     40,698                    637
  CVB Financial Corp.                             32,500                    634
* Alliance Data Systems Corp.                     27,100                    634
  NDCHealth Corp.                                 34,533                    634

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  IHOP Corp.                                      19,999                    631
* Simpson Manufacturing Co.                       17,203                    630
* Oceaneering International, Inc.                 24,599                    629
* Exar Corp.                                      39,699                    628
* DRS Technologies, Inc.                          22,423                    626
* Northwest Airlines Corp. Class A                55,400                    625
* Anteon International Corp.                      22,400                    625
* AmSurg Corp.                                    20,388                    622
* Group 1 Automotive, Inc.                        18,999                    616
* RSA Security Inc.                               56,915                    612
* MSC Industrial Direct Co., Inc.
   Class A                                        34,079                     61
  Ametek, Inc.                                    16,600                    608
* CUNO Inc.                                       16,686                    603
* Knight Transportation, Inc.                     24,190                    602
* Axcelis Technologies, Inc.                      97,899                    599
* Insight Communications Co., Inc.                45,400                    598
* IGEN International, Inc.                        19,000                    597
* Micromuse Inc.                                  74,600                    596
* BioMarin Pharmaceutical Inc.                    60,900                    594
* CMGI Inc.                                      352,600                    589
* Advanced Digital Information Corp.              58,900                    588
* Digital Insight Corp.                           30,700                    585
* Genta Inc.                                      43,900                    585
* Extreme Networks, Inc.                         110,100                    584
* Sonic Automotive, Inc.                          26,550                    582
* Pediatrix Medical Group, Inc.                   16,299                    581
* DSP Group Inc.                                  26,899                    579
* IDT Corp. Class B                               32,800                    577
  Florida Rock Industries, Inc.                   13,829                    571
* Technitrol, Inc.                                37,899                    570
* ILEX Oncology, Inc.                             29,300                    569
* EGL, Inc.                                       37,399                    568
* Novell, Inc.                                   183,699                    566
  HON Industries, Inc.                            18,419                    562
* eSPEED, Inc. Class A                            28,100                    555
* Choice Hotel International, Inc.                20,300                    554
* Endo Pharmaceuticals
   Holdings, Inc.                                 32,700                    553
* Wynn Resorts Ltd.                               31,150                    551
* Washington Group
   International, Inc.                            25,020                    549
* Argosy Gaming Co.                               26,093                    546
* Entravision Communications Corp.                48,000                    545
* Tekelec                                         48,100                    544
* Enzon Pharmaceuticals, Inc.                     43,400                    543
* Vicuron Pharmaceuticals Inc.                    38,300                    543
* Interactive Data Corp.                          32,064                    542
* ProQuest Co.                                    21,000                    542
* Identix, Inc.                                   85,000                    540
* Kirby Corp.                                     19,099                    539
  Winnebago Industries, Inc.                      14,138                    536
* eFunds Corp.                                    46,399                    535
* TiVo Inc.                                       43,900                    535
* Internet Security Systems, Inc.                 36,899                    535
* UnitedGlobalCom Inc. Class A                   102,980                    532
  Texas Regional Bancshares, Inc.                 15,300                    531
* West Corp.                                      19,880                    530
* Price Communications Corp.                      40,899                    528
* Photronics Inc.                                 30,199                    527
* Entegris Inc.                                   39,200                    527
* USI Holdings Corp.                              44,620                    525
* TriQuint Semiconductor, Inc.                   125,898                    524
* Marvel Enterprises Inc.                         27,400                    523
* MAXIMUS, Inc.                                   18,928                    523
* Rogers Corp.                                    15,696                    523
* Zoran Corp.                                     27,200                    523
* Superior Energy Services, Inc.                  55,000                    521
* Vignette Corp.                                 250,600                    521
  Sterling Bancshares, Inc.                       39,618                    518
* Toll Brothers, Inc.                             18,300                    518
* Telik, Inc.                                     32,200                    517
* Enzo Biochem, Inc.                              23,985                    516
* Barra, Inc.                                     14,444                    516
* The Advisory Board Co.                          12,600                    511
* Sinclair Broadcast Group, Inc.                  43,900                    510
* Nektar Therapeutics                             55,100                    509
* Southwestern Energy Co.                         33,799                    507
* Priceline.com, Inc.                             22,550                    505
* CommScope, Inc.                                 52,998                    503
* American Healthways Inc.                        13,900                    502
* AtheroGenics, Inc.                              33,600                    502
* W-H Energy Services, Inc.                       25,699                    501
  Brown Shoe Co., Inc.                            16,799                    501
* AMERIGROUP Corp.                                13,445                    500
* Informatica Corp.                               72,300                    500
* NII Holdings Inc.                               13,050                    499
* Stone Energy Corp.                              11,899                    499
* Shuffle Master, Inc.                            16,892                    496
* Actel Corp.                                     24,199                    496
* CONMED Corp.                                    26,999                    493
* Scientific Games Corp.                          52,200                    491
* United Surgical Partners
   International, Inc.                            21,700                    490
* Advanced Medical Optics, Inc.                   28,739                    490
* Nextel Partners, Inc.                           67,100                    490
* The Gymboree Corp.                              29,168                    489
* Dendrite International, Inc.                    37,899                    488
  IndyMac Bancorp, Inc. REIT                      19,200                    488
* Plexus Corp.                                    42,298                    488
* Quest Software, Inc.                            40,900                    487
* Ask Jeeves, Inc.                                35,372                    486
* Cray Inc.                                       61,500                    486
* United Natural Foods, Inc.                      17,253                    485

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* TIBCO Software Inc.                             95,000                    484
* ExpressJet Holdings, Inc.                       32,000                    483
* Navigant Consulting, Inc.                       40,700                    482
  Grey Global Group Inc.                             623                    481
* Medarex, Inc.                                   72,700                    479
* Allen Telecom Inc.                              28,999                    479
* Symyx Technologies, Inc.                        29,200                    477
* Palm, Inc.                                      29,100                    473
* Digital River, Inc.                             24,500                    473
* Resources Connection, Inc.                      19,800                    472
* Connetics Corp.                                 31,400                    470
* SERENA Software, Inc.                           22,414                    468
* Sirius Satellite Radio, Inc.                   276,300                    467
* Lin TV Corp.                                    19,800                    466
* VCA Antech, Inc.                                23,800                    466
* Offshore Logistics, Inc.                        21,399                    465
* Insituform Technologies Inc.
   Class A                                        26,299                    465
* Aeroflex, Inc.                                  60,048                    465
* MKS Instruments, Inc.                           25,650                    463
* Hecla Mining Co.                               109,000                    461
* Integra LifeSciences Holdings                   17,465                    461
* Eon Labs, Inc.                                  13,100                    460
* Sybase, Inc.                                    33,100                    460
* InterMune Inc.                                  28,500                    459
  Wintrust Financial Corp.                        15,506                    459
* FEI Co.                                         24,454                    459
* Guitar Center, Inc.                             15,800                    458
  M/I Schottenstein Homes, Inc.                   10,700                    457
* CTI Molecular Imaging, Inc.                     24,000                    454
* Packeteer, Inc.                                 29,000                    452
* ANSYS, Inc.                                     14,430                    449
* SurModics, Inc.                                 14,712                    449
* Agile Software Corp.                            46,400                    448
* Manhattan Associates, Inc.                      17,190                    446
  Cabot Oil & Gas Corp.                           16,087                    444
* Photon Dynamics, Inc.                           15,937                    440
  Boise Cascade Corp.                             18,354                    439
* Verity, Inc.                                    34,600                    438
* Forward Air Corp.                               17,232                    437
* Fossil, Inc.                                    18,536                    437
* Exelixis, Inc.                                  62,800                    436
  K-Swiss, Inc.                                   12,617                    436
* Magnum Hunter Resources Inc.                    54,200                    433
  Arrow International, Inc.                        9,800                    433
* Cytec Industries, Inc.                          12,800                    433
* Cyberonics, Inc.                                20,100                    432
* Quantum Corp.                                  106,699                    432
  AptarGroup Inc.                                 12,000                    432
* Advent Software, Inc.                           25,499                    431
* Denbury Resources, Inc.                         32,100                    431
* Itron, Inc.                                     19,989                    431
  Boston Private Financial
   Holdings, Inc.                                 20,417                    430
* Atrix Laboratories, Inc.                        19,500                    429
* Financial Federal Corp.                         17,499                    427
* Artisan Components, Inc.                        18,800                    425
  United Community Banks, Inc.                    17,000                    425
* Kopin Corp.                                     69,334                    424
* Triarc Cos., Inc. Class A                       14,099                    423
* Genesis Microchip Inc.                          31,200                    422
* Veeco Instruments, Inc.                         24,799                    422
  Rollins, Inc.                                   22,399                    422
* Akamai Technologies, Inc.                       86,800                    422
* CoStar Group, Inc.                              14,100                    421
* TETRA Technologies, Inc.                        14,199                    421
* Rayovac Corp.                                   32,500                    421
* Electro Scientific Industries, Inc.             27,699                    420
* MGI Pharma, Inc.                                16,378                    420
* Bright Horizons Family
   Solutions, Inc.                                12,500                    420
* Perot Systems Corp.                             36,872                    419
* Urban Outfitters, Inc.                          11,639                    418
* Powerwave Technologies, Inc.                    65,999                    414
* O'Charley's Inc.                                19,099                    411
* WilTel Communications, Inc.                     27,500                    405
* SRA International, Inc.                         12,600                    403
* Mykrolis Corp.                                  39,700                    403
* aQuantive, Inc.                                 38,300                    402
* Mediacom Communications Corp.                   40,700                    402
* Lexar Media, Inc.                               42,000                    401
* Parametric Technology Corp.                    131,299                    400
* Apex Silver Mines Ltd.                          27,084                    399
* Eclipsys Corp.                                  38,200                    399
* Monaco Coach Corp.                              25,999                    399
* Hydrill Co.                                     14,612                    398
* Ultratech, Inc.                                 21,499                    398
  Speedway Motorsports, Inc.                      14,800                    397
  Surewest Communications                         13,100                    396
* webMethods, Inc.                                48,700                    396
* The Neiman Marcus Group, Inc.
   Class B                                        11,446                    395
  Hooper Holmes, Inc.                             61,199                    394
* American Pharmaceuticals
   Partners, Inc.                                 11,600                    393
* Select Comfort Corp.                            24,000                    393
  Frontier Oil Corp.                              25,852                    393
  Inter-Tel, Inc.                                 18,484                    392
* ICU Medical, Inc.                               12,585                    392
* Newpark Resources, Inc.                         71,300                    391
* Paxar Corp.                                     35,399                    389
* United Therapeutics Corp.                       17,800                    388
* Lone Star Technologies, Inc.                    18,299                    388
* NetIQ Corp.                                     25,000                    387

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Haemonetics Corp.                               20,638                    386
* Remington Oil & Gas Corp.                       20,992                    386
* K-V Pharmaceutical Co. Class B                  13,600                    385
* Centene Corp.                                    9,846                    383
* InVision Technologies, Inc.                     15,268                    383
* Echelon Corp.                                   27,800                    383
* XOMA Ltd.                                       71,800                    383
* Tularik, Inc.                                   38,400                    382
* CIMA Labs Inc.                                  14,099                    379
* Coinstar, Inc.                                  19,885                    375
* Magma Design Automation, Inc.                   21,800                    374
* MICROS Systems, Inc.                            11,332                    374
  Park Electrochemical Corp.                      18,699                    373
  Connecticut Bancshares, Inc.                     9,500                    373
  G & K Services, Inc. Class A                    12,555                    372
  PolyMedica Corp.                                 8,099                    371
* Global Imaging Systems, Inc.                    16,000                    371
* Digene Corp.                                    13,600                    370
* Young Broadcasting Inc.                         17,500                    370
* ValueClick, Inc.                                61,300                    370
  C & D Technologies, Inc.                        25,699                    369
* Conexant Systems, Inc.                          88,200                    369
* Papa John's International, Inc.                 13,086                    367
* Mercury Computer Systems, Inc.                  20,164                    366
* Exult Inc.                                      42,600                    365
  IMC Global Inc.                                 54,200                    364
* Headwaters Inc.                                 24,700                    363
* eResearch Technology, Inc.                      16,300                    361
  Penn Virginia Corp.                              8,400                    361
  Suffolk Bancorp                                 11,200                    361
* Corixa Corp.                                    46,400                    359
  Cubic Corp.                                     16,020                    356
* Comstock Resources, Inc.                        26,000                    356
* Armor Holdings, Inc.                            26,499                    355
* Movie Gallery, Inc.                             19,180                    354
* IDT Corp.                                       19,700                    353
* ArthroCare Corp.                                21,030                    352
* Openwave Systems Inc.                          180,700                    352
* Silicon Storage Technology, Inc.                84,000                    352
* Myriad Genetics, Inc.                           25,700                    350
* Bombay Co.                                      32,900                    350
* Oak Technology, Inc.                            56,200                    349
* Triad Guaranty, Inc.                             9,196                    349
* Lawson Software Inc.                            44,779                    348
* Gartner, Inc. Class A                           45,798                    347
* SangStat Medical Corp.                          26,500                    347
  CARBO Ceramics Inc.                              9,309                    347
* Genesco, Inc.                                   19,565                    346
* Cobalt Corp.                                    16,800                    345
* Leapfrog Enterprises, Inc.                      10,800                    344
* Hovnanian Enterprises Inc. Class A               5,821                    343
* Wright Medical Group, Inc.                      18,000                    342
* K-V Pharmaceutical Co. Class A                  12,300                    342
* WebEx Communications, Inc.                      24,500                    342
* Aeropostale, Inc.                               15,900                    342
* Per-Se Technologies, Inc.                       30,100                    338
* UNOVA, Inc.                                     30,400                    337
* ESS Technology, Inc.                            34,599                    337
* WMS Industries, Inc.                            21,636                    337
* Retek Inc.                                      52,699                    337
* InfoSpace, Inc.                                 24,800                    337
* Sterling Financial Corp. (Spokane)              13,800                    336
* Websense, Inc.                                  21,463                    336
* Hibbett Sporting Goods, Inc.                    10,200                    336
* E.piphany Inc.                                  65,700                    336
* LendingTree, Inc.                               13,700                    335
* MicroStrategy Inc.                               9,200                    335
* Ventana Medical Systems, Inc.                   12,300                    334
  First Community Bancorp                         10,600                    333
* Plains Exploration & Production Co.             30,750                    332
* 7-Eleven, Inc.                                  31,500                    332
* Silicon Image, Inc.                             59,500                    332
  Royal Gold, Inc.                                15,400                    331
* Electronics Boutique Holdings Corp.             14,300                    330
* F5 Networks, Inc.                               19,600                    330
* American Medical Systems
   Holdings, Inc.                                 19,516                    329
  Blyth, Inc.                                     12,100                    329
* J. Jill Group, Inc.                             19,493                    328
* Intermagnetics General Corp.                    16,524                    328
  Net.Bank, Inc.                                  24,900                    328
* AMN Healthcare Services, Inc.                   25,800                    328
* ScanSource, Inc.                                12,200                    326
* Pre-Paid Legal Services, Inc.                   13,296                    326
* Meritage Corp.                                   6,614                    326
* McDATA Corp.                                    22,400                    325
* California Pizza Kitchen, Inc.                  15,100                    325
* Lattice Semiconductor Corp.                     39,300                    323
* VistaCare, Inc.                                 13,300                    323
* Oil States International, Inc.                  26,700                    323
* Oakley, Inc.                                    27,400                    322
* Cable Design Technologies Corp.                 44,799                    320
* Littelfuse, Inc.                                14,300                    320
  Dime Community Bancshares                       12,563                    320
* Sharper Image Corp.                             11,700                    319
  MacDermid, Inc.                                 12,121                    319
* Albany Molecular Research, Inc.                 21,100                    319
* ViaSat, Inc.                                    22,199                    318
* ActivCard Corp.                                 33,852                    318
* Jarden Corp.                                    11,500                    318
  Metris Cos., Inc.                               57,300                    318
* Inspire Pharmaceuticals, Inc.                   29,400                    318
* Impax Laboratories, Inc.                        26,400                    317
* Kulicke & Soffa Industries, Inc.                49,492                    316

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Sterling Financial Corp. (PA)                   13,600                    316
* Tuesday Morning Corp.                           12,000                    316
* PRIMEDIA Inc.                                  103,400                    315
* Alaris Medical, Inc.                            24,200                    313
* Esperion Therapeutics, Inc.                     15,900                    311
* Cell Genesys, Inc.                              36,000                    311
  Hancock Fabrics, Inc.                           18,934                    306
* GrafTech International Ltd.                     56,100                    306
* Zoll Medical Corp.                               9,100                    305
* Cubist Pharmaceuticals, Inc.                    28,600                    305
* Korn/Ferry International                        37,599                    305
* Spanish Broadcasting System, Inc.               37,100                    302
* aaiPharma Inc.                                  15,200                    302
  Scottish Annuity &
   Life Holdings, Ltd.                            14,921                    302
* ScanSoft, Inc.                                  55,000                    299
* Multimedia Games Inc.                           11,700                    298
* Advanced Energy Industries, Inc.                20,915                    298
  Harleysville National Corp.                     11,000                    298
* ValueVision Media, Inc.                         21,700                    296
  First Niagara Financial Group, Inc.             21,050                    294
* ManTech International Corp.                     15,200                    292
* Align Technology, Inc.                          23,200                    291
  Main Street Banks, Inc.                         11,500                    291
* Jo-Ann Stores, Inc. Class A                     11,499                    291
* Trex Co., Inc.                                   7,400                    290
* Hutchinson Technology, Inc.                      8,799                    289
* NetFlix.com, Inc.                               11,300                    289
* Chattem, Inc.                                   15,300                    288
* Newport Corp.                                   19,300                    286
* Arch Capital Group Ltd.                          8,200                    285
* SciClone Pharmaceuticals, Inc.                  33,200                    284
  American Woodmark Corp.                          6,100                    284
* Conceptus, Inc.                                 20,200                    284
* Dick's Sporting Goods, Inc.                      7,700                    282
* j2 Global Communications, Inc.                   6,100                    280
* Boston Communications
   Group, Inc.                                    16,365                    280
* SonoSite, Inc.                                  14,000                    279
* Quicksilver Resources, Inc.                     11,600                    278
* LTX Corp.                                       32,199                    278
* The Dress Barn, Inc.                            21,899                    277
* Regeneron Pharmaceuticals, Inc.                 17,564                    277
* Knight Trading Group, Inc.                      44,200                    275
* Planar Systems, Inc.                            14,042                    275
* Tanox, Inc.                                     17,100                    274
* Hanover Compressor Co.                          24,200                    273
* Labor Ready, Inc.                               38,120                    273
* Right Management
   Consultants, Inc.                              21,600                    273
* MatrixOne, Inc.                                 47,598                    273
* GameStop Corp.                                  21,100                    273
* Keane, Inc.                                     20,000                    273
* Wind River Systems Inc.                         71,499                    272
* II-VI, Inc.                                     11,800                    272
* Andrew Corp.                                    29,405                    271
  LNR Property Corp.                               7,200                    269
* Nabi Biopharmaceuticals                         39,252                    269
  Aaron Rents, Inc. Class B                       10,399                    269
* Credence Systems Corp.                          31,600                    268
* Excel Technology, Inc.                          11,700                    267
* S1 Corp.                                        65,800                    266
* AFC Enterprises, Inc.                           16,327                    265
* The Wet Seal, Inc. Class A                      24,799                    265
  Arctic Cat, Inc.                                13,799                    264
* Steven Madden, Ltd.                             12,100                    264
* Isis Pharmaceuticals, Inc.                      49,600                    263
* Immucor Inc.                                    12,000                    261
* Benchmark Electronics, Inc.                      8,499                    261
* A.C. Moore Arts & Crafts, Inc.                  13,000                    260
* Wild Oats Markets Inc.                          23,800                    259
* Wireless Facilities, Inc.                       21,800                    259
  EDO Corp.                                       14,639                    259
* School Specialty, Inc.                           9,099                    259
* Portfolio Recovery Associates, Inc.              8,300                    259
* Asyst Technologies, Inc.                        38,600                    258
* Fidelity National Information
   Solutions, Inc.                                 9,900                    258
* Secure Computing Corp.                          29,500                    258
* Frontier Airlines, Inc.                         28,199                    256
* Keystone Automotive
   Industries, Inc.                               14,000                    256
* Group 1 Software, Inc.                          13,900                    255
  Umpqua Holdings Corp.                           13,400                    254
* Ameristar Casinos, Inc.                         11,900                    254
* Tollgrade Communications, Inc.                  13,599                    254
* Gulfmark Offshore, Inc.                         15,000                    253
* Talk America Holdings, Inc.                     23,200                    253
  Flagstar Bancorp, Inc.                          10,299                    252
* Immunomedics Inc.                               39,900                    252
* Verint Systems Inc.                              9,900                    252
  Franklin Electric, Inc.                          4,500                    250
* Antigenics, Inc.                                21,700                    250
* IDX Systems Corp.                               16,100                    250
* CorVel Corp.                                     6,900                    248
* Maxygen Inc.                                    22,500                    247
* Diversa Corp.                                   25,100                    247
  Oshkosh B' Gosh, Inc. Class A                    9,127                    246
  Vector Group Ltd.                               14,000                    245
* Manugistics Group, Inc.                         59,600                    245
* LabOne, Inc.                                    11,332                    244
* Harmonic, Inc.                                  59,992                    244
  Wabtec Corp.                                    17,500                    243
* Isle of Capri Casinos, Inc.                     14,700                    243

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Forrester Research, Inc.                        14,800                    242
* Gabelli Asset Management Inc.                    6,700                    242
* Kos Pharmaceuticals, Inc.                       10,300                    242
* Possis Medical Inc.                             17,570                    241
* Information Holdings Inc.                       13,199                    241
* Kensey Nash Corp.                                9,200                    241
* PRG-Schultz International, Inc.                 40,699                    240
* Synaptics Inc.                                  17,800                    240
* Houston Exploration Co.                          6,900                    239
* Quaker City Bancorp, Inc.                        5,800                    238
* Paxson Communications Corp.                     39,600                    237
  The Nautilus Group, Inc.                        19,115                    237
* Concord Communications, Inc.                    17,241                    237
* Merit Medical Systems, Inc.                     11,800                    236
* ChipPAC, Inc.                                   30,600                    235
* CuraGen Corp.                                   42,000                    233
* Old Dominion Freight Line, Inc.                 10,778                    233
* RehabCare Group, Inc.                           15,899                    233
* Teledyne Technologies, Inc.                     17,778                    233
* Gart Sports Co.                                  8,200                    233
* Noven Pharmaceuticals, Inc.                     22,635                    232
* PAREXEL International Corp.                     16,599                    232
* SeaChange International, Inc.                   24,200                    231
* Veridian Corp.                                   6,600                    230
* Power-One, Inc.                                 32,100                    230
* SafeNet, Inc.                                    8,200                    229
  Analogic Corp.                                   4,699                    229
* Standard Microsystem Corp.                      15,099                    229
* Molecular Devices Corp.                         14,300                    228
* MemberWorks, Inc.                               11,509                    227
* Daktronics, Inc.                                13,900                    227
* infoUSA Inc.                                    28,000                    227
  S.Y. Bancorp, Inc.                               6,400                    226
* Sunrise Senior Living, Inc.                     10,099                    226
* Harris Interactive Inc.                         34,200                    225
  CB Bancshares Inc. (HI)                          3,620                    225
* OraSure Technologies, Inc.                      30,100                    225
* Intuitive Surgical, Inc.                        29,500                    224
* Rainbow Technologies, Inc.                      26,404                    222
* General Communication, Inc.                     25,499                    221
* Microsemi Corp.                                 13,799                    221
* Regent Communications, Inc.                     37,300                    220
* 4Kids Entertainment Inc.                        11,831                    220
* Silicon Graphics, Inc.                         192,800                    220
* Finisar Corp.                                  141,400                    219
* West Marine, Inc.                               12,500                    219
* Computer Network
   Technology Corp.                               27,000                    219
* Heidrick & Struggles
   International, Inc.                            17,282                    218
* Sotheby's Holdings Class A                      29,299                    218
* Lightbridge, Inc.                               24,800                    217
* The Topps Co., Inc.                             25,200                    216
* EPIQ Systems, Inc.                              12,600                    216
* LookSmart, Ltd.                                 76,100                    215
* Interwoven, Inc.                                96,500                    214
* Siliconix, Inc.                                  5,900                    213
* Saga Communications, Inc.                       10,900                    212
* J & J Snack Foods Corp.                          6,699                    212
* Neoware Systems, Inc.                           13,700                    210
* White Electronic Designs Corp.                  19,800                    210
* Pacer International, Inc.                       11,100                    209
* Pixelworks, Inc.                                35,200                    209
* Digimarc Corp.                                  13,300                    209
* At Road, Inc.                                   19,100                    209
* American Management
   Systems, Inc.                                  14,599                    208
  Bowne & Co., Inc.                               15,999                    208
* Anaren, Inc.                                    22,200                    208
* CCC Information Services Group                  14,277                    207
* Insight Enterprises, Inc.                       20,399                    205
* Spherion Corp.                                  29,499                    205
* Register.com, Inc.                              34,900                    205
* Renaissance Learning, Inc.                       9,300                    204
* Encore Acquisition Co.                          10,600                    203
* Gartner, Inc. Class B                           26,899                    202
* Energy Partners, Ltd.                           17,400                    201
  GBC Bancorp                                      5,199                    200
  Advanced Marketing Services                     15,356                    200
* Westell Technologies, Inc.                      23,050                    199
* Drugstore.com, Inc.                             34,100                    199
* Triton PCS, Inc.                                39,300                    198
  PFF Bancorp, Inc.                                5,100                    197
* Prima Energy Corp.                               9,430                    197
* Steiner Leisure Ltd.                            13,474                    197
* ESCO Technologies Inc.                           4,466                    197
  Curtiss-Wright Corp.                             3,100                    196
* Pharmacopeia, Inc.                              23,700                    196
* Brooks Automation, Inc.                         17,199                    195
* Ribapharm Inc.                                  30,150                    194
* Rudolph Technologies, Inc.                      12,163                    194
* PSS World Medical, Inc.                         33,600                    193
  Virginia Financial Group, Inc.                   6,900                    193
* Palm Harbor Homes, Inc.                         10,200                    193
* NeoPharm, Inc.                                  13,940                    193
* Presstek, Inc.                                  30,800                    192
* IDine Rewards Network Inc.                      13,900                    191
* MTR Gaming Group Inc.                           24,700                    191
* Federal Agricultural
   Mortgage Corp. Class C                          8,500                    190
  Keithley Instruments Inc.                       13,115                    190
* Actuant Corp.                                    4,000                    189
* Salix Pharmaceuticals, Ltd.                     18,000                    189
* Elizabeth Arden, Inc.                           14,200                    187

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Peet's Coffee & Tea Inc.                        10,700                    187
  Peapack Gladstone Financial Corp.                5,700                    183
* Citizens, Inc.                                  25,100                    182
  Bank of the Ozarks, Inc.                         4,700                    182
* Vastera, Inc.                                   30,500                    182
* MSC.Software Corp.                              26,900                    181
* Integral Systems, Inc.                           9,100                    181
* Cross Country Healthcare, Inc.                  13,700                    181
* Concurrent Computer Corp.                       61,800                    180
* Salem Communications Corp.                       9,000                    180
* Intrado Inc.                                    11,400                    180
* AAON, Inc.                                       9,700                    180
* DuPont Photomasks, Inc.                          9,499                    179
* Monolithic System Technology, Inc.              19,700                    178
* Verisity Ltd.                                   14,779                    176
* Stamps.com Inc.                                 36,700                    176
* FuelCell Energy, Inc.                           21,500                    176
* WFS Financial, Inc.                              5,246                    176
* Keynote Systems Inc.                            16,700                    175
* Genesee & Wyoming Inc. Class A                   8,400                    173
  Helix Technology Corp.                          13,034                    172
* SureBeam Corp.                                  64,900                    172
* 1-800-FLOWERS.COM, Inc.                         20,868                    172
* Kenneth Cole Productions, Inc.                   8,800                    172
* PEC Solutions, Inc.                             10,500                    169
* Inveresk Research Group Inc.                     9,310                    169
* ImmunoGen, Inc.                                 39,300                    168
* Gene Logic Inc.                                 28,100                    168
* Serologicals Corp.                              12,300                    168
  Pennrock Financial Services Corp.                6,200                    167
  Gray Television, Inc.                           13,486                    167
  CTS Corp.                                       15,999                    167
  Old Second Bancorp, Inc.                         3,900                    167
* Cirrus Logic                                    41,500                    167
  Lindsay Manufacturing Co.                        7,175                    167
* Cell Therapeutics, Inc.                         16,900                    164
* Universal Display Corp.                         18,400                    164
* P.A.M. Transportation Services, Inc.             6,750                    163
* The Buckle, Inc.                                 8,400                    162
* FreeMarkets, Inc.                               23,200                    161
  Penn Engineering &
   Manufacturing Corp.                            11,800                    161
* AMC Entertainment, Inc.                         14,000                    160
  Bank Mutual Corp.                                4,900                    159
* Steel Dynamics, Inc.                            11,599                    159
  Shenandoah
   Telecommunications Co.                          3,300                    158
  PrivateBancorp, Inc.                             5,764                    157
* Energy Conversion Devices, Inc.                 17,100                    156
* Tejon Ranch Co.                                  5,159                    155
* Alexion Pharmaceuticals, Inc.                    9,100                    155
* Tesoro Petroleum Corp.                          22,400                    154
  Westcorp, Inc.                                   5,500                    154
* Young Innovations, Inc.                          5,400                    154
* Interland Inc.                                 155,600                    152
* Drexler Technology Corp.                         9,800                    152
* Inet Technologies, Inc.                         15,200                    152
* IXYS Corp.                                      18,999                    151
* Corvis Corp.                                   100,300                    150
* Big 5 Sporting Goods Corp.                      12,000                    150
* MedQuist, Inc.                                   7,400                    150
* Atwood Oceanics, Inc.                            5,500                    149
* Lexicon Genetics Inc.                           22,200                    149
  Courier Corp.                                    2,890                    149
* Learning Tree International, Inc.                9,500                    148
  The Trust Co. of New Jersey                      4,900                    148
* Impath, Inc.                                    10,499                    148
* Entrust, Inc.                                   50,400                    148
  Stewart & Stevenson Services, Inc.               9,399                    148
* Ixia                                            23,000                    148
* PDF Solutions, Inc.                             12,800                    148
* Duane Reade Inc.                                 9,999                    147
* Integrated Defense Technology, Inc.              9,500                    147
* Pericom Semiconductor Corp.                     15,699                    146
  Lawson Products, Inc.                            5,299                    146
* Riverstone Networks, Inc.                      122,900                    145
* 1-800 CONTACTS, Inc.                             5,900                    144
* Astec Industries, Inc.                          16,499                    144
* National Healthcare Corp.                        7,300                    144
  BEI Technologies, Inc.                          11,844                    142
* Mobile Mini, Inc.                                8,699                    142
* Cerus Corp.                                     18,800                    142
* Alloy, Inc.                                     21,900                    141
* Boston Beer Co., Inc. Class A                    9,800                    141
* Microtune, Inc.                                 44,000                    141
  Max Re Capital Ltd.                              9,400                    141
* Finish Line, Inc.                                6,300                    140
* Fisher Communications, Inc.                      2,858                    140
* Adolor Corp.                                    11,300                    139
* Lannett Company, Inc.                            5,900                    138
* OSI Systems Inc.                                 8,600                    138
* Altiris, Inc.                                    6,800                    136
* MTC Technologies, Inc.                           5,800                    136
* Plains Resources Inc.                            9,508                    135
  Overseas Shipholding Group Inc.                  6,100                    134
  Hudson River Bancorp. Inc.                       4,800                    134
* Champion Enterprises, Inc.                      25,823                    134
* Global Power Equipment Group Inc.               28,700                    133
* Skechers U.S.A., Inc.                           18,000                    133
* Audiovox Corp.                                  11,899                    133
* Remec, Inc.                                     19,000                    132
* Startek, Inc.                                    4,996                    131
* The Children's Place
   Retail Stores, Inc.                             6,599                    131

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Charlotte Russe Holding Inc.                    12,600                    130
* CompuCredit Corp.                               10,600                    129
* Tyler Technologies, Inc.                        30,300                    129
* Avatar Holding, Inc.                             4,262                    129
* Local Financial Corp.                            8,900                    129
* Closure Medical Corp.                            6,800                    128
  Churchill Downs, Inc.                            3,346                    128
  World Fuel Services Corp.                        5,203                    128
  Troy Financial Corp.                             4,700                    128
* Crown Media Holdings, Inc.                      30,847                    127
* The TriZetto Group, Inc.                        21,000                    127
* Mesa Air Group Inc.                             15,799                    126
* Net2Phone, Inc.                                 28,925                    125
* Core Laboratories NV                            11,587                    125
* Opsware, Inc.                                   30,900                    124
* William Lyon Homes, Inc.                         3,900                    124
* Exact Sciences Corp.                            11,300                    124
* bebe stores, inc                                 6,400                    122
* Strattec Security Corp.                          2,300                    122
  Partners Trust Financial Group, Inc.             6,400                    122
* Silgan Holdings, Inc.                            3,883                    121
* Ulticom, Inc.                                   12,650                    120
* Radiant Systems, Inc.                           17,815                    120
* Blue Rhino Corp.                                10,000                    120
* ON Semiconductor Corp.                          44,000                    119
* Arena Pharmaceuticals, Inc.                     17,800                    118
* Sapient Corp.                                   42,000                    116
* Martha Stewart Living
   Omnimedia, Inc.                                12,300                    115
* Internet Capital Group, Inc.                   239,960                    115
* Transkaryotic Therapies, Inc.                    9,900                    114
  Valmont Industries, Inc.                         5,861                    114
* SeeBeyond Technology Corp.                      49,300                    114
  CoBiz Inc.                                       8,500                    113
* Party City Corp.                                10,900                    112
* Kyphon Inc.                                      7,400                    112
* Plug Power, Inc.                                23,900                    112
* Terayon Communications
   Systems, Inc.                                  40,800                    111
* Loral Space &
   Communications, Ltd.                           36,345                    111
  Cohu, Inc.                                       6,999                    109
* Playtex Products, Inc.                          16,900                    108
* CardioDynamics International Corp.              31,800                    108
* FalconStor Software, Inc.                       16,200                    108
  Action Performance Cos., Inc.                    5,699                    108
* Del Laboratories, Inc.                           4,600                    108
* Midway Games Inc.                               29,725                    108
* Hawthorne Financial Corp.                        3,100                    107
* Mothers Work, Inc.                               4,000                    107
* PC Connection, Inc.                             15,688                    107
* barnesandnoble.com inc                          45,724                    107
  Franklin Financial Corp.                         3,500                    105
* Kirkland's, Inc.                                 6,500                    105
* Therasense, Inc.                                10,300                    103
* Hudson Highland Group, Inc.                      5,400                    103
* Beasley Broadcast Group, Inc.                    7,500                    103
* WatchGuard Technologies, Inc.                   22,300                    103
* Dynacq International, Inc.                       6,100                    102
* Covenant Transport, Inc.                         6,000                    102
  Coca-Cola Bottling Co.                           1,859                    102
* New Focus, Inc.                                 26,700                    100
* Time Warner Telecom Inc.                        15,600                     99
* Galyan's Trading Co.                             6,900                     99
  Kaneb Services LLC                               3,375                     99
* The Boyds Collection, Ltd.                      20,700                     97
  Brookfield Homes Corp.                           6,300                     97
  Computer Programs and
   Systems, Inc.                                   4,800                     96
  WSFS Financial Corp.                             2,500                     96
* General Maritime Corp.                           9,400                     95
* Liquidmetal Technologies Inc.                   18,450                     95
  Hanmi Financial Corp.                            5,400                     94
* Shoe Carnival, Inc.                              6,300                     93
* Gulf Island Fabrication, Inc.                    5,491                     93
* Syntel, Inc.                                     5,900                     93
  Deltic Timber Corp.                              3,199                     91
* Stratex Networks, Inc.                          28,300                     91
* Playboy Enterprises, Inc. Class B                6,600                     90
  Holly Corp.                                      3,200                     88
* SPSS, Inc.                                       5,199                     87
* Embarcadero Technologies, Inc.                  12,350                     86
  Alico, Inc.                                      3,500                     86
* RailAmerica, Inc.                               10,200                     86
* The Neiman Marcus Group, Inc.
   Class A                                         2,343                     86
* Teletech Holdings Inc.                          20,200                     85
* Virage Logic Corp.                              11,700                     85
* Semitool, Inc.                                  17,100                     84
* Transmeta Corp.                                 52,600                     84
* Dril-Quip, Inc.                                  4,599                     84
* Turnstone Systems, Inc.                         33,200                     83
* PTEK Holdings, Inc.                             16,791                     81
  Pioneer Standard Electronics Inc.                9,599                     81
* Specialty Laboratories, Inc.                     7,800                     80
* Ultimate Electronics, Inc.                       6,000                     77
* RC2 Corp.                                        4,500                     77
  PXRE Group Ltd.                                  3,843                     76
* FTD, Inc.                                        3,625                     73
* Arden Group Inc. Class A                         1,200                     71
* Handspring, Inc.                                62,600                     71
* Mindspeed Technologies, Inc.                    29,400                     71
* NASSDA Corp.                                     9,100                     70
* Bruker Daltonics, Inc.                          13,000                     69

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP GROWTH                                                         VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Vicor Corp.                                      7,199                     69
* Zymogenetics, Inc.                               5,854                     68
  Camden National Corp.                            2,400                     66
  Lakeland Bancorp, Inc.                           4,100                     66
* Alliance Imaging, Inc.                          14,600                     64
* Asbury Automotive Group, Inc.                    4,750                     64
* Medical Staffing Network
   Holdings, Inc.                                  9,100                     64
  Curtiss-Wright Corp. Class B                     1,000                     62
* Restoration Hardware, Inc.                      13,200                     59
* United Auto Group, Inc.                          2,700                     59
  Standard Commercial Tobacco Co.                  3,400                     58
* Lydall, Inc.                                     5,399                     58
  Vital Signs, Inc.                                2,199                     57
  Bel Fuse, Inc. Class B                           2,400                     55
  World Wrestling
   Entertainment, Inc.                             5,300                     55
* Stein Mart, Inc.                                 9,099                     55
* Bioreliance Corp.                                2,400                     51
* Guess ?, Inc.                                    8,200                     49
* Pegasystems Inc.                                 6,500                     48
* Jo-Ann Stores, Inc. Class B                      2,000                     44
* Neoforma, Inc.                                   3,800                     41
* General Binding Corp.                            3,000                     36
* Revlon, Inc. Class A                            12,000                     36
* On Assignment, Inc.                              7,899                     32
* ICT Group, Inc.                                  2,100                     22
* Raytech Corp.                                    2,800                     12
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $474,400)                                     525,065
--------------------------------------------------------------------------------
                                                    FACE                 MARKET
                                                  AMOUNT                 VALUE*
                                                   (000)                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.4%)
Federal National Mortgage Assn.
1.14%, 7/30/2003                                 $ 1,000                    999
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.16%, 7/1/2003                                      736                    736
1.16%, 7/1/2003--Note E                           16,080                 16,080
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $17,815)                                                          17,815
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.2%)
 (Cost $492,215)                                                        542,880
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      2,565
Security Lending Collateral Payable to Brokers--Note E                  (16,080)
Other Liabilities                                                        (3,384)
                                                                ----------------
                                                                        (16,899)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $525,981
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                        $598,163
Undistributed Net Investment Income                                         177
Accumulated Net Realized Losses                                        (123,024)
Unrealized Appreciation                                                  50,665
--------------------------------------------------------------------------------
NET ASSETS                                                             $525,981
================================================================================
Investor Shares--Net Assets
Applicable to 48,013,410 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                             $504,365
================================================================================
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                         $10.50
================================================================================
Institutional Shares--Net Assets
Applicable to 2,055,886 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $21,616
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $10.51
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
* Providian Financial Corp.                      767,807                  7,110
* Calpine Corp.                                1,016,433                  6,708
* Humana Inc.                                    416,662                  6,292
  Mack-Cali Realty Corp. REIT                    154,635                  5,626
  Developers Diversified
   Realty Corp. REIT                             193,651                  5,507
  Great Plains Energy, Inc.                      186,170                  5,377
  National Fuel Gas Co.                          205,868                  5,363
  United Dominion
   Realty Trust REIT                             301,187                  5,186
  Annaly Mortgage
   Management Inc. REIT                          249,700                  4,971
  Pentair, Inc.                                  126,100                  4,925
  The Macerich Co. REIT                          139,900                  4,915
* Maxtor Corp.                                   649,200                  4,875
* PacifiCare Health Systems, Inc.                 96,298                  4,750
  HCC Insurance Holdings, Inc.                   159,400                  4,713
* Big Lots Inc.                                  312,206                  4,696
  Alliant Energy Corp.                           246,412                  4,689
  Chelsea Property Group REIT                    115,800                  4,668
  BorgWarner, Inc.                                72,400                  4,663
  Webster Financial Corp.                        122,731                  4,639
* AMR Corp.                                      419,300                  4,612
  Vectren Corp.                                  182,782                  4,579
  Sky Financial Group, Inc.                      210,643                  4,575
* Reliant Resources, Inc.                        741,450                  4,545
  Snap-On Inc.                                   156,341                  4,539
  Philadelphia Suburban Corp.                    185,655                  4,526
  United States Steel Corp.                      276,432                  4,525
  Hawaiian Electric Industries Inc.               98,500                  4,516
  OGE Energy Corp.                               211,269                  4,515
  Cabot Corp.                                    157,267                  4,514
  Precision Castparts Corp.                      141,944                  4,414
  Martin Marietta Materials, Inc.                131,337                  4,414
  Arden Realty Group, Inc. REIT                  169,757                  4,405
  NICOR Inc.                                     118,363                  4,392
  Colonial BancGroup, Inc.                       315,883                  4,381
  First American Corp.                           164,900                  4,345
  Washington Federal Inc.                        186,916                  4,323
  Roslyn Bancorp, Inc.                           200,900                  4,317
  Ryder System, Inc.                             168,246                  4,310
  Crescent Real Estate, Inc. REIT                258,271                  4,290
  Lubrizol Corp.                                 138,333                  4,287
* Quintiles Transnational Corp.                  302,011                  4,286
  Cullen/Frost Bankers, Inc.                     130,600                  4,192
  Federal Realty
   Investment Trust REIT                         130,100                  4,163
  Peoples Energy Corp.                            96,039                  4,119
  BRE Properties Inc. Class A REIT               123,734                  4,108
  Hudson United Bancorp                          120,140                  4,103
  StanCorp Financial Group, Inc.                  78,162                  4,082
  AGL Resources Inc.                             159,398                  4,055
  BancorpSouth, Inc.                             189,643                  3,954
  Old National Bancorp                           171,444                  3,943
  Harsco Corp.                                   108,823                  3,923
  Friedman, Billings, Ramsey
   Group, Inc.                                   291,500                  3,906
  CarrAmerica Realty Corp. REIT                  139,102                  3,868
  Westamerica Bancorporation                      89,344                  3,849
  Mills Corp. REIT                               114,600                  3,845
  CenterPoint Properties Corp. REIT               62,104                  3,804
  Pan Pacific Retail
   Properties, Inc. REIT                          96,000                  3,778
  F.N.B. Corp.                                   124,739                  3,775
  ICN Pharmaceuticals, Inc.                      225,100                  3,773
* Borders Group, Inc.                            212,618                  3,744
  Thornburg Mortgage, Inc. REIT                  149,700                  3,698
  Rayonier Inc.                                  111,929                  3,694
  Camden Property Trust REIT                     105,306                  3,680
  Independence Community
   Bank Corp.                                    128,400                  3,623
  Realty Income Corp. REIT                        93,900                  3,576
  American Capital Strategies, Ltd.              143,300                  3,574
* AmeriCredit Corp.                              416,200                  3,558
  UGI Corp. Holding Co.                          111,999                  3,550
  HRPT Properties Trust REIT                     382,700                  3,521
  Trustmark Corp.                                137,985                  3,514
  Lee Enterprises, Inc.                           93,600                  3,513
* Navistar International Corp.                   107,192                  3,498
  WGL Holdings Inc.                              130,798                  3,492
  IPC Holdings Ltd.                              103,724                  3,475
  Piedmont Natural Gas, Inc.                      89,472                  3,472
  Carlisle Co., Inc.                              82,299                  3,470
  IKON Office Solutions, Inc.                    388,981                  3,462
* Zale Corp.                                      86,399                  3,456
  Cummins Inc.                                    95,031                  3,411
  The MONY Group Inc.                            126,277                  3,403
  Park National Corp.                             29,601                  3,382
  CNF Inc.                                       132,582                  3,365
  ONEOK, Inc.                                    170,699                  3,351
  ArvinMeritor, Inc.                             164,500                  3,320
  Peabody Energy Corp.                            98,699                  3,315
  Healthcare Realty Trust Inc. REIT              112,900                  3,291
  WPS Resources Corp.                             81,699                  3,284
* AGCO Corp.                                     192,100                  3,281
  First Industrial Realty Trust REIT             103,749                  3,278
  Whitney Holdings Corp.                         102,526                  3,278
* Kinder Morgan Management, LLC                   87,484                  3,277
  First Midwest Bancorp, Inc.                    113,475                  3,269
  CBL & Associates
   Properties, Inc. REIT                          76,000                  3,268
* American Greetings Corp. Class A               164,695                  3,235
  Ventas, Inc. REIT                              212,700                  3,222

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Kennametal, Inc.                                94,799                  3,208
  Health Care Inc. REIT                          105,100                  3,206
  Shurgard Storage Centers, Inc.
   Class A REIT                                   96,832                  3,203
  Highwood Properties, Inc. REIT                 143,500                  3,200
* Mirant Corp.                                 1,086,844                  3,152
  Cooper Tire & Rubber Co.                       178,481                  3,139
  CMS Energy Corp.                               387,519                  3,139
  Media General, Inc. Class A                     54,714                  3,130
* Service Corp. International                    801,600                  3,102
  Pacific Capital Bancorp                         88,300                  3,095
  Arch Coal, Inc.                                133,999                  3,079
* Crown Holdings, Inc.                           428,500                  3,059
  Reader's Digest Association, Inc.              223,600                  3,014
  DQE Inc.                                       199,798                  3,011
  Prentiss Properties Trust REIT                  99,600                  2,987
  Atmos Energy Corp.                             120,153                  2,980
  AmerUs Group Co.                               105,049                  2,961
  Westar Energy, Inc.                            182,398                  2,960
  Dynegy, Inc.                                   702,480                  2,950
  Briggs & Stratton Corp.                         58,260                  2,942
* Flowserve Corp.                                148,600                  2,923
* R.H. Donnelley Corp.                            79,900                  2,914
  United Bankshares, Inc.                        101,599                  2,911
  Essex Property Trust, Inc. REIT                 50,699                  2,903
* Louisiana-Pacific Corp.                        267,299                  2,898
* Beazer Homes USA, Inc.                          34,700                  2,897
  Crane Co.                                      127,586                  2,887
  Allegheny Energy, Inc.                         340,313                  2,876
  Universal Corp. (VA)                            67,799                  2,868
  Washington REIT                                104,800                  2,851
  SL Green Realty Corp. REIT                      81,700                  2,851
  IDEX Corp.                                      78,599                  2,848
  MDC Holdings, Inc.                              58,889                  2,843
  HON Industries, Inc.                            92,794                  2,830
  The South Financial Group, Inc.                120,817                  2,819
  PNM Resources Inc.                             105,298                  2,817
* BJ's Wholesale Club, Inc.                      186,800                  2,813
  Skywest, Inc.                                  147,586                  2,813
  Sensient Technologies Corp.                    120,998                  2,782
* Hercules, Inc.                                 279,336                  2,765
  Trizec Properties, Inc. REIT                   242,139                  2,753
  Cousins Properties, Inc. REIT                   98,275                  2,742
* The Neiman Marcus Group, Inc.
   Class A                                        74,829                  2,739
  Corn Products International, Inc.               91,195                  2,739
  Airborne, Inc.                                 130,399                  2,725
  Community First Bankshares, Inc.                98,799                  2,697
  IDACORP, Inc.                                  101,900                  2,675
  Citizens Banking Corp.                          99,549                  2,665
  Massey Energy Co.                              202,516                  2,663
  Chittenden Corp.                                97,299                  2,661
  Alexander & Baldwin, Inc.                      100,298                  2,661
  Taubman Co. REIT                               138,300                  2,650
* Continental Airlines, Inc. Class B             177,000                  2,650
  Minerals Technologies, Inc.                     53,898                  2,623
  The Timken Co.                                 149,675                  2,621
  The Toro Co.                                    65,799                  2,616
  Bob Evans Farms, Inc.                           94,398                  2,608
* Toll Brothers, Inc.                             91,299                  2,585
  New Jersey Resources Corp.                      72,799                  2,584
  Standard Pacific Corp.                          77,867                  2,582
  Commercial Federal Corp.                       121,588                  2,578
  Greater Bay Bancorp                            125,400                  2,576
* Allmerica Financial Corp.                      142,419                  2,562
  Home Properties
   of New York, Inc. REIT                         72,100                  2,541
  Reckson Associates
   Realty Corp. REIT                             121,300                  2,530
  Staten Island Bancorp, Inc.                    129,492                  2,523
  Nationwide Health
   Properties, Inc. REIT                         158,200                  2,520
  First BanCorp Puerto Rico                       91,499                  2,512
  Albemarle Corp.                                 89,300                  2,498
  York International Corp.                       106,441                  2,491
  Dillard's Inc.                                 184,524                  2,486
  Energen Corp.                                   74,355                  2,476
  Worthington Industries, Inc.                   184,499                  2,472
  Brandywine Realty Trust REIT                   100,300                  2,469
  Black Hills Corp.                               80,399                  2,468
* Alleghany Corp.                                 12,865                  2,457
* Invitrogen Corp.                                63,901                  2,452
  IndyMac Bancorp, Inc. REIT                      96,100                  2,443
  Ferro Corp.                                    108,199                  2,438
  Callaway Golf Co.                              182,900                  2,418
  Olin Corp.                                     139,999                  2,394
  Ryland Group, Inc.                              34,492                  2,394
  Visteon Corp.                                  346,174                  2,378
  Post Properties, Inc. REIT                      89,500                  2,372
* Terex Corp.                                    121,300                  2,368
  Susquehanna Bancshares, Inc.                   101,019                  2,359
  Hollinger International, Inc.                  217,405                  2,341
  Great Lakes Chemical Corp.                     114,600                  2,338
* Sirius Satellite Radio, Inc.                 1,381,400                  2,335
  Downey Financial Corp.                          56,248                  2,323
  Delta Air Lines, Inc.                          158,019                  2,320
  Colonial Properties Trust REIT                  65,586                  2,308
* Sybase, Inc.                                   165,900                  2,308
  Alpharma, Inc. Class A                         106,044                  2,290
  Alexandria Real Estate
   Equities, Inc. REIT                            50,900                  2,290
* Payless ShoeSource, Inc.                       182,798                  2,285
* United Rentals, Inc.                           164,300                  2,282
  Federal Signal Corp.                           129,399                  2,274

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Thomas & Betts Corp.                           157,300                  2,273
* Adaptec, Inc.                                  288,558                  2,245
* Corrections Corp. of America REIT               88,300                  2,237
* Gateway, Inc.                                  611,935                  2,234
  The Goodyear Tire & Rubber Co.                 424,291                  2,228
  Brookline Bancorp, Inc.                        158,900                  2,225
  Capital Automotive REIT                         79,435                  2,223
  PerkinElmer, Inc.                              160,648                  2,219
* Southern Union Co.                             130,952                  2,218
  TrustCo Bank NY                                199,899                  2,215
  LandAmerica Financial Group, Inc.               46,549                  2,211
  Banta Corp.                                     68,199                  2,208
* Jack in the Box Inc.                            98,246                  2,191
  Cleco Corp.                                    126,319                  2,188
  Boise Cascade Corp.                             91,462                  2,186
* Cytec Industries, Inc.                          64,598                  2,183
  Commerce Group, Inc.                            60,300                  2,183
  Kellwood Co.                                    68,820                  2,177
  W.P. Carey & Co. LLC                            72,370                  2,167
  The Phoenix Cos., Inc.                         239,910                  2,166
  Crompton Corp.                                 305,199                  2,152
  AptarGroup Inc.                                 59,741                  2,151
* Tommy Hilfiger Corp.                           232,000                  2,144
  Hughes Supply, Inc.                             60,842                  2,111
  Wolverine World Wide, Inc.                     108,933                  2,098
* Dycom Industries, Inc.                         128,399                  2,093
* American Axle & Manufacturing
   Holdings, Inc.                                 87,150                  2,083
  Impac Mortgage
   Holdings, Inc. REIT                           124,200                  2,073
  Delphi Financial Group, Inc.                    44,262                  2,071
* Neurocrine Biosciences, Inc.                    41,200                  2,058
* Ohio Casualty Corp.                            154,799                  2,040
  Flowers Foods, Inc.                            103,119                  2,038
  Tupperware Corp.                               141,599                  2,033
  Kilroy Realty Corp. REIT                        73,907                  2,032
* Avnet, Inc.                                    160,100                  2,030
  Acuity Brands, Inc.                            111,241                  2,021
  Liberty Corp.                                   47,400                  2,015
  The Brink's Co.                                138,200                  2,014
  Provident Financial Group, Inc.                 78,499                  2,012
  MAF Bancorp, Inc.                               53,401                  1,980
* OfficeMax, Inc.                                301,700                  1,976
* Kansas City Southern                           163,978                  1,973
  Gables Residential Trust REIT                   65,240                  1,972
* ProAssurance Corp.                              72,900                  1,968
  USF Corp.                                       72,846                  1,965
  Republic Bancorp, Inc.                         146,299                  1,963
  Glimcher Realty Trust REIT                      87,500                  1,960
* The Titan Corp.                                188,600                  1,941
  CH Energy Group, Inc.                           43,124                  1,941
  Trinity Industries, Inc.                       104,599                  1,936
* Ralcorp Holdings, Inc.                          77,467                  1,934
* FMC Corp.                                       85,198                  1,928
  People's Bank                                   66,193                  1,919
  Owens & Minor, Inc. Holding Co.                 85,799                  1,918
  Reinsurance Group of America, Inc.              59,658                  1,915
  American Financial Group, Inc.                  83,411                  1,902
  R.L.I. Corp.                                    57,650                  1,897
* MPS Group, Inc.                                275,099                  1,893
  Southwest Gas Corp.                             89,042                  1,886
  Potlatch Corp.                                  73,199                  1,885
  Northwest Natural Gas Co.                       68,805                  1,875
  Chateau Communities, Inc. REIT                  63,000                  1,864
  Horace Mann Educators Corp.                    115,398                  1,861
* Conexant Systems, Inc.                         442,400                  1,854
* SEACOR SMIT Inc.                                50,813                  1,854
  Municipal Mortgage &
   Equity, L.L.C                                  72,492                  1,840
* Yellow Corp.                                    79,399                  1,838
  Sun Communities, Inc. REIT                      46,500                  1,827
  GATX Corp.                                     111,600                  1,825
  Heritage Property
   Investment Trust REIT                          66,800                  1,809
  Selective Insurance Group                       71,791                  1,798
  Commercial Net Lease
   Realty REIT                                   103,200                  1,779
  The Pep Boys
   (Manny, Moe & Jack)                           131,540                  1,777
  Manufactured Home
   Communities, Inc. REIT                         50,300                  1,766
  Otter Tail Corp.                                65,200                  1,759
  First Commonwealth
   Financial Corp.                               134,400                  1,742
  Brady Corp. Class A                             52,099                  1,738
  Lincoln Electric Holdings, Inc.                 85,100                  1,737
  Avista Corp.                                   122,583                  1,734
  ABM Industries Inc.                            111,998                  1,725
* Hovnanian Enterprises Inc.
   Class A                                        29,200                  1,721
  Senior Housing
   Properties Trust REIT                         125,500                  1,702
  Granite Construction Co.                        88,798                  1,701
  UniSource Energy Corp.                          90,272                  1,697
  Casey's General Stores, Inc.                   120,006                  1,697
  H.B. Fuller Co.                                 76,641                  1,688
  Novastar Financial, Inc. REIT                   28,200                  1,685
  Kaydon Corp.                                    80,999                  1,685
* Six Flags, Inc.                                248,400                  1,684
* La Quinta Corp. REIT                           389,300                  1,678
  Provident Bankshares Corp.                      65,926                  1,675
  Albany International Corp.                      61,024                  1,672
* Avaya Inc.                                     257,906                  1,666

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Lexington Corporate
   Properties Trust REIT                          93,800                  1,660
  Lennox International Inc.                      128,780                  1,657
* El Paso Electric Co.                           134,006                  1,652
* Boyd Gaming Corp.                               95,500                  1,648
  Blyth, Inc.                                     60,499                  1,646
  Redwood Trust, Inc. REIT                        41,200                  1,644
* Sierra Pacific Resources                       276,098                  1,640
* Viasys Healthcare Inc.                          79,096                  1,637
  Ametek, Inc.                                    44,599                  1,634
* Ryan's Family Steak Houses, Inc.               116,132                  1,626
* Lattice Semiconductor Corp.                    195,898                  1,612
  Millennium Chemicals, Inc.                     169,100                  1,608
  S & T Bancorp, Inc.                             57,300                  1,572
* Aztar Corp.                                     96,945                  1,562
* Genesis Health Ventures, Inc.                   88,300                  1,558
* Chiquita Brands International, Inc.            107,200                  1,554
  USEC Inc.                                      221,200                  1,553
* USG Corp.                                       81,500                  1,549
  Georgia Gulf Corp.                              78,199                  1,548
* BankUnited Financial Corp.                      76,822                  1,548
  Interstate Bakeries Corp.                      121,099                  1,538
  NBT Bancorp, Inc.                               79,200                  1,533
* First Federal Financial Corp.                   43,413                  1,532
* Novell, Inc.                                   496,700                  1,530
  Cambrex Corp.                                   66,366                  1,528
  Chemical Financial Corp.                        51,200                  1,526
* US Oncology, Inc.                              205,142                  1,516
  Waypoint Financial Corp.                        83,992                  1,515
* Charming Shoppes, Inc.                         304,700                  1,514
  Nordson Corp.                                   63,399                  1,512
  Baldor Electric Co.                             73,399                  1,512
  UIL Holdings Corp.                              37,177                  1,508
  Summit Properties, Inc. REIT                    72,900                  1,505
  Reliance Steel & Aluminum Co.                   72,531                  1,501
  Landry's Restaurants, Inc.                      63,578                  1,500
  Pacific Northwest Bancorp                       43,000                  1,495
* CSK Auto Corp.                                 103,200                  1,491
  Tecumseh Products Co. Class A                   38,898                  1,490
* Enterasys Networks, Inc.                       491,800                  1,490
  National Penn Bancshares Inc.                   52,800                  1,483
* Hutchinson Technology, Inc.                     44,881                  1,476
  R & G Financial Corp. Class B                   49,700                  1,476
  First Niagara Financial Group, Inc.            105,400                  1,471
  Ruddick Corp.                                   93,599                  1,471
* Atlantic Coast Airlines
   Holdings Inc.                                 108,920                  1,469
* Alaska Air Group, Inc.                          68,099                  1,461
  Vintage Petroleum, Inc.                        129,417                  1,460
  BankAtlantic Bancorp, Inc. Class A             122,100                  1,452
  Florida East Coast Industries, Inc.
   Class A                                        56,800                  1,451
* Province Healthcare Co.                        130,607                  1,446
  CONSOL Energy, Inc.                             63,450                  1,443
  Arkansas Best Corp.                             60,499                  1,439
* Arch Capital Group Ltd.                         41,300                  1,434
  First Citizens BancShares Class A               14,200                  1,432
  MFA Mortgage
   Investments, Inc. REIT                        142,600                  1,432
  F & M Bancorp                                   29,000                  1,430
* Sierra Health Services, Inc.                    71,199                  1,424
  The Manitowoc Co., Inc.                         63,799                  1,423
  Spartech Corp.                                  66,835                  1,418
  MGE Energy, Inc.                                44,800                  1,411
  Modine Manufacturing Co.                        72,599                  1,406
  Wausau-Mosinee Paper Corp.                     125,399                  1,404
  First Charter Corp.                             80,600                  1,402
  A.O. Smith Corp.                                49,710                  1,399
  Amcore Financial, Inc.                          59,900                  1,394
  Equity One, Inc. REIT                           84,800                  1,391
* Iomega Corp.                                   131,100                  1,390
  RAIT Investment Trust REIT                      52,300                  1,386
  UMB Financial Corp.                             32,500                  1,378
  Hancock Holding Co.                             29,100                  1,369
* Keane, Inc.                                     99,898                  1,362
  First Financial Bancorp                         85,000                  1,360
  LNR Property Corp.                              36,300                  1,358
  Glenborough Realty Trust, Inc. REIT             70,462                  1,349
  Seacoast Financial Services Corp.               67,930                  1,345
* Andrew Corp.                                   146,031                  1,343
  Texas Industries, Inc.                          56,434                  1,343
  Pennsylvania REIT                               44,700                  1,339
  PS Business Parks, Inc. REIT                    37,800                  1,334
  Anchor Bancorp Wisconsin Inc.                   55,662                  1,330
  MB Financial, Inc.                              33,200                  1,329
* Stone Energy Corp.                              31,707                  1,329
* Saxon Capital Inc.                              76,300                  1,326
* Jones Lang Lasalle Inc.                         83,700                  1,322
  Empire District Electric Co.                    60,800                  1,322
  Harbor Florida Bancshares, Inc.                 54,800                  1,313
  Anthracite Capital Inc. REIT                   108,100                  1,304
* Benchmark Electronics, Inc.                     42,253                  1,300
  Anworth Mortgage
   Asset Corp. REIT                               84,200                  1,298
  The Laclede Group, Inc.                         48,334                  1,295
  Longs Drug Stores, Inc.                         77,899                  1,293
  Regal-Beloit Corp.                              67,617                  1,291
  Quanex Corp.                                    43,423                  1,291
  Alabama National BanCorporation                 26,500                  1,285
  A. Schulman Inc.                                79,614                  1,279
* Valassis Communications, Inc.                   49,600                  1,276
* Griffon Corp.                                   79,561                  1,273
  United National Bancorp                         46,100                  1,272
* Imagistics International Inc.                   49,068                  1,266

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* UICI                                            83,950                  1,265
  Aquila, Inc.                                   489,700                  1,263
  Flagstar Bancorp, Inc.                          51,501                  1,259
  Imation Corp.                                   33,200                  1,256
  Community Bank System, Inc.                     33,000                  1,254
* Stewart Information Services Corp.              45,012                  1,254
* Checkpoint Systems, Inc.                        88,190                  1,248
  Corporate Office
   Properties Trust, Inc. R                       73,500                  1,244
  City Holding Co.                                42,500                  1,244
  Sandy Spring Bancorp, Inc.                      39,359                  1,244
* Hain Celestial Group, Inc.                      77,469                  1,239
  EastGroup Properties, Inc. REIT                 45,800                  1,237
  Alfa Corp.                                      96,600                  1,228
* Shaw Group, Inc.                               101,821                  1,227
* Dollar Thrifty Automotive
   Group, Inc.                                    66,000                  1,224
  Mid-America Apartment
   Communities, Inc. REIT                         45,300                  1,224
  Glacier Bancorp, Inc.                           49,439                  1,217
  South Jersey Industries, Inc.                   32,800                  1,209
  Frontier Financial Corp.                        42,400                  1,205
  WD-40 Co.                                       42,099                  1,202
  National Health Investors REIT                  64,900                  1,197
  Mid-State Bancshares                            60,300                  1,191
  Entertainment
   Properties Trust REIT                          41,400                  1,190
  Cabot Oil & Gas Corp.                           42,999                  1,187
  Westbanco Inc.                                  48,800                  1,186
* Triumph Group, Inc.                             41,981                  1,183
  Ethan Allen Interiors, Inc.                     33,613                  1,182
  Rock-Tenn Co.                                   69,316                  1,175
* OMI Corp.                                      189,600                  1,168
* Gaylord Entertainment Co. Class A               59,500                  1,164
  Commercial Metals Co.                           65,177                  1,159
* Stewart Enterprises, Inc. Class A              269,300                  1,158
  Irwin Financial Corp.                           44,590                  1,155
* Moog Inc.                                       33,200                  1,154
  Allegheny Technologies Inc.                    174,482                  1,152
* Sola International Inc.                         65,923                  1,147
  Russell Corp.                                   60,230                  1,144
* Genlyte Group, Inc.                             32,700                  1,144
* Veridian Corp.                                  32,700                  1,141
* Perot Systems Corp.                             99,552                  1,131
  Bedford Property
   Investors, Inc. REIT                           39,800                  1,130
* Amkor Technology, Inc.                          85,876                  1,128
  Parkway Properties Inc. REIT                    26,800                  1,127
  Kelly Services, Inc. Class A                    47,799                  1,121
* NCO Group, Inc.                                 62,414                  1,118
  Thomas Industries, Inc.                         41,251                  1,116
  Independent Bank Corp. (MI)                     43,400                  1,115
  Lone Star Steakhouse &
   Saloon, Inc.                                   51,158                  1,114
  Odyssey Re Holdings Corp.                       52,700                  1,112
  OM Group, Inc.                                  75,383                  1,110
  American States Water Co.                       40,585                  1,108
  Russ Berrie and Co., Inc.                       30,138                  1,100
  Corus Bankshares Inc.                           22,700                  1,099
* Handleman Co.                                   68,700                  1,099
  Woodward Governor Co.                           25,460                  1,095
* Ciber, Inc.                                    155,527                  1,092
  Belden, Inc.                                    68,613                  1,090
  Arch Chemicals, Inc.                            57,006                  1,089
* Parametric Technology Corp.                    355,100                  1,083
  Steelcase Inc.                                  92,096                  1,083
* International Multifoods Corp.                  46,886                  1,074
  ElkCorp                                         47,626                  1,072
* Jacuzzi Brands, Inc.                           202,200                  1,070
  The Stride Rite Corp.                          107,121                  1,067
* Central Garden and Pet Co.                      44,500                  1,061
* American Management
   Systems, Inc.                                  74,290                  1,061
* TierOne Corp.                                   54,363                  1,058
  New England Business Service, Inc.              34,899                  1,047
  PolyOne Corp.                                  234,907                  1,045
  Bandag, Inc.                                    28,018                  1,044
* NetIQ Corp.                                     67,500                  1,044
* Nautica Enterprises, Inc.                       81,139                  1,041
* Orthodontic Centers
   of America, Inc.                              129,860                  1,040
  First Merchants Corp.                           42,722                  1,039
  First Financial Bankshares, Inc.                31,000                  1,037
  Glatfelter                                      70,099                  1,034
* TBC Corp.                                       54,156                  1,032
  California Water Service Group                  36,600                  1,029
  AMLI Residential
   Properties Trust REIT                          43,700                  1,029
* Helen of Troy Ltd.                              67,805                  1,028
* Veritas DGC Inc.                                89,185                  1,026
  Methode Electronics, Inc. Class A               95,300                  1,024
  Cornerstone Realty
   Income Trust, Inc. REIT                       140,000                  1,023
  Jefferies Group, Inc.                           20,470                  1,019
  Keystone Property Trust REIT                    55,000                  1,018
* ShopKo Stores, Inc.                             78,220                  1,017
  Airgas, Inc.                                    60,600                  1,015
* Ionics, Inc.                                    45,242                  1,012
* SOURCECORP, Inc.                                46,788                  1,011
* Stage Stores, Inc.                              43,000                  1,011
  Central Pacific Financial Co.                   36,400                  1,008
  Longview Fibre Co.                             122,899                  1,008
  Texas Genco Holdings, Inc.                      43,028                  1,000
  Gold Banc Corp., Inc.                           94,900                    997

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Datascope Corp.                                 33,538                    996
  Sovran Self Storage, Inc. REIT                  31,600                    995
* AK Steel Corp.                                 273,900                    991
* Atmel Corp.                                    391,900                    991
  Landauer, Inc.                                  23,500                    983
  IMC Global Inc.                                146,200                    981
* Global Industries Ltd.                         203,500                    981
* Beverly Enterprises, Inc.                      280,200                    981
  Koger Equity, Inc. REIT                         56,900                    980
* Esterline Technologies Corp.                    55,858                    972
* Bay View Capital Corp.                         168,200                    972
  First Sentinel Bancorp Inc.                     60,800                    971
* Accredo Health, Inc.                            44,500                    970
  Unizan Financial Corp.                          55,100                    968
* Pegasus Solutions Inc.                          59,508                    967
  Schweitzer-Mauduit
   International, Inc.                            39,990                    965
* ESCO Technologies Inc.                          21,933                    965
  Kimball International, Inc. Class B             61,700                    963
* Actuant Corp.                                   20,300                    961
  Getty Realty Holding Corp. REIT                 43,000                    960
  Mid Atlantic Realty Trust REIT                  45,800                    959
  Wellman, Inc.                                   85,121                    953
  Oriental Financial Group Inc.                   37,100                    953
  Roto-Rooter, Inc.                               24,849                    949
* Ocular Sciences, Inc.                           47,700                    947
* Universal Compression
   Holdings, Inc.                                 45,200                    943
* Steak n Shake Co.                               61,827                    943
  First Financial Holdings, Inc.                  34,800                    941
  Cato Corp. Class A                              44,318                    934
* First Republic Bank                             35,082                    933
* URS Corp.                                       47,946                    933
  FelCor Lodging Trust, Inc. REIT                117,800                    925
  Tredegar Corp.                                  61,671                    924
  First Essex Bancorp, Inc.                       19,600                    924
  Applied Industrial Technology, Inc.             43,642                    921
  New Century Financial Corp.                     21,069                    920
  Perrigo Co.                                     58,500                    915
  Nu Skin Enterprises, Inc.                       87,500                    914
  MCG Capital Corp.                               62,700                    909
  Town & Country Trust REIT                       39,100                    909
  Watts Industries Class A                        50,900                    909
  Ramco-Gershenson
   Properties Trust REIT                          38,892                    906
  Walter Industries, Inc.                         77,100                    906
  Watsco, Inc.                                    54,539                    903
  Barnes Group, Inc.                              41,110                    895
  Kramont Realty Trust REIT                       54,000                    891
  RFS Hotel Investors, Inc. REIT                  72,300                    891
  First Federal Capital Corp.                     44,800                    889
  Roadway Corp.                                   31,099                    887
* Orbital Sciences Corp.                         121,400                    886
* Gardner Denver Inc.                             43,262                    885
  Pulitzer, Inc.                                  17,900                    885
* JAKKS Pacific, Inc.                             66,357                    882
* Range Resources Corp.                          140,500                    881
  GenCorp, Inc.                                   99,062                    881
  Net.Bank, Inc.                                  66,500                    875
* CDI Corp.                                       33,614                    873
  Investors Real Estate Trust REIT                80,800                    872
* Trammell Crow Co.                               82,000                    870
  Cash America International Inc.                 65,716                    869
  West Pharmaceutical
   Services, Inc.                                 35,400                    867
  Dimon Inc.                                     120,968                    866
* Safeguard Scientifics, Inc.                    319,100                    862
  Chesapeake Corp. of Virginia                    39,257                    858
  Mine Safety Appliances Co.                      19,600                    855
  Burlington Coat Factory
   Warehouse Corp.                                47,651                    853
  Fidelity Bankshares, Inc.                       38,200                    852
  MacDermid, Inc.                                 32,299                    849
* Transaction Systems
   Architects, Inc.                               94,799                    849
  Berry Petroleum Class A                         47,300                    849
* The Sports Authority, Inc.                      79,300                    849
* Unifi, Inc.                                    136,699                    848
  Gray Television, Inc.                           68,013                    843
  Curtiss-Wright Corp.                            13,340                    843
* Pediatrix Medical Group, Inc.                   23,565                    840
  Sterling Bancorp                                30,050                    838
  Florida Rock Industries, Inc.                   20,299                    838
  Phillips-Van Heusen Corp.                       61,066                    832
  Harleysville Group, Inc.                        36,000                    829
  LaSalle Hotel Properties REIT                   55,700                    823
* JDA Software Group, Inc.                        73,507                    823
  Riggs National Corp.                            53,500                    814
* Boca Resorts, Inc. Class A                      62,500                    813
* SPS Technologies, Inc.                          29,753                    805
  Tanger Factory Outlet
   Centers, Inc. REIT                             24,300                    804
  Zenith National Insurance Corp.                 28,162                    803
  Universal Health Realty
   Income REIT                                    29,700                    802
* Swift Energy Co.                                72,734                    800
* WCI Communities, Inc.                           41,600                    800
  The Marcus Corp.                                53,305                    797
* NCI Building Systems, Inc.                      47,600                    795
  First Community Bancshares, Inc.                22,500                    794
  Carpenter Technology Corp.                      50,798                    792
* Steel Dynamics, Inc.                            57,842                    792
  SWS Group, Inc.                                 39,257                    791
  Weis Markets, Inc.                              25,500                    791

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Centex Construction Products, Inc.              19,700                    790
  MTS Systems Corp.                               53,500                    789
  Independent Bank Corp. (MA)                     34,900                    788
  United Community Financial Corp.                84,800                    784
  Presidential Life Corp.                         55,448                    782
  JLG Industries, Inc.                           114,834                    781
  Crown American Realty Trust REIT                72,700                    781
* Quanta Services, Inc.                          109,699                    779
* Systems & Computer
   Technology Corp.                               86,384                    777
  First Financial Corp. (IN)                      14,600                    772
* Tesoro Petroleum Corp.                         112,200                    772
  Haverty Furniture Cos., Inc.                    44,083                    771
* Applied Films Corp.                             29,800                    771
* Prime Hospitality Corp.                        114,899                    771
* Bally Total Fitness Holding Corp.               85,158                    769
  Westcorp, Inc.                                  27,300                    764
  Texas Regional Bancshares, Inc.                 22,000                    763
  Washington Trust Bancorp, Inc.                  33,200                    763
* Nuevo Energy Co.                                43,613                    761
* Newport Corp.                                   51,399                    761
  Libbey, Inc.                                    33,399                    758
* Corvis Corp.                                   501,225                    752
  Stewart & Stevenson
   Services, Inc.                                 47,599                    750
* CKE Restaurants Inc.                           133,700                    747
  IBERIABANK Corp.                                15,300                    747
  Equity Inns, Inc. REIT                         108,200                    747
* K2 Inc.                                         60,886                    746
  West Coast Bancorp                              40,900                    744
* Savient Pharmaceuticals Inc.                   158,885                    737
  PMA Capital Corp. Class A                       58,600                    737
* Knight Trading Group, Inc.                     118,200                    735
* Consolidated Graphics, Inc.                     32,124                    735
  Community Trust Bancorp Inc.                    28,000                    732
  NACCO Industries, Inc. Class A                  12,400                    731
* Hanover Compressor Co.                          64,499                    729
  Allegiant Bancorp, Inc.                         35,900                    727
  The Trust Co. of New Jersey                     23,900                    724
  Tennant Co.                                     19,600                    720
* Parker Drilling Co.                            247,500                    720
* School Specialty, Inc.                          25,235                    718
  Gibraltar Steel                                 34,963                    716
* Incyte Corp.                                   154,298                    716
  Integra Bank Corp.                              41,501                    714
* Credence Systems Corp.                          84,298                    714
* Fleetwood Enterprises, Inc.                     95,975                    710
  Oxford Industries, Inc.                         16,996                    706
  State Auto Financial Corp.                      31,300                    703
* Hologic, Inc.                                   53,181                    701
  Ameron International Corp.                      20,100                    699
  Capitol Bancorp Ltd.                            25,700                    696
* SonicWALL, Inc.                                144,000                    691
* Finish Line, Inc.                               30,900                    686
  Port Financial Corp.                            12,700                    684
  Kaman Corp. Class A                             58,427                    683
* Orient-Express Hotel Ltd.                       46,294                    683
  Simmons First National Corp.                    34,100                    682
  Prosperity Bancshares, Inc.                     35,400                    681
  Innkeepers USA Trust REIT                      100,200                    681
* Kadant Inc.                                     36,200                    679
  Umpqua Holdings Corp.                           35,600                    676
  NUI Corp.                                       43,536                    676
* Century Business Services, Inc.                207,500                    674
* Kindred Healthcare, Inc.                        37,800                    674
  Great Lakes, Inc. REIT                          42,000                    672
  McGrath Rent Corp.                              25,100                    671
  United Fire & Casualty Co.                      20,600                    669
  Greif Inc. Class A                              29,000                    667
  U.S. Restaurant
   Properties, Inc. REIT                          42,400                    666
  Hudson River Bancorp. Inc.                      23,800                    664
  Omega Financial Corp.                           19,400                    663
  Overseas Shipholding Group Inc.                 29,998                    660
* Input/Output, Inc.                             122,416                    659
* Arris Group Inc.                               132,300                    656
* Remec, Inc.                                     94,000                    654
  Community Banks, Inc.                           21,900                    651
* Robert Mondavi Corp. Class A                    25,700                    650
  CIRCOR International, Inc.                      36,400                    649
  Wabtec Corp.                                    46,500                    647
  Universal Forest Products, Inc.                 30,692                    643
* Houston Exploration Co.                         18,500                    642
* National Western
   Life Insurance Co. Class                        5,800                    640
  Columbia Banking System, Inc.                   35,700                    639
  Capital City Bank Group, Inc.                   17,625                    638
  Urstadt Biddle Properties
   Class A REIT                                   49,600                    638
  Flushing Financial Corp.                        28,700                    636
  OceanFirst Financial Corp.                      26,000                    635
  Ennis Business Forms, Inc.                      43,500                    633
* ITLA Capital Corp.                              15,500                    627
* Core Laboratories NV                            57,850                    625
  Firstfed America Bancorp, Inc.                  18,100                    624
  Analogic Corp.                                  12,779                    623
* Stillwater Mining Co.                          121,115                    623
  St. Francis Capital Corp.                       21,400                    622
  Saul Centers, Inc. REIT                         24,300                    622
* Quantum Corp.                                  153,500                    622
* Insignia Financial Group, Inc.                  55,900                    621
  Tompkins Trustco, Inc.                          13,900                    621
* Hanger Orthopedic Group, Inc.                   54,100                    619
  MeriStar Hospitality Corp. REIT                120,400                    619

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Grey Global Group Inc.                             801                    619
  First Busey Corp.                               25,500                    618
  Central Vermont Public
   Service Corp.                                  31,394                    614
* Electro Rent Corp.                              56,755                    612
* RTI International Metals, Inc.                  56,476                    612
* Power-One, Inc.                                 85,499                    611
* MGI Pharma, Inc.                                23,800                    610
  Solutia, Inc.                                  279,800                    610
* Harvest Natural Resources, Inc.                 94,900                    605
* Inverness Medical Innovations, Inc.             31,300                    604
  Arrow Financial Corp.                           18,000                    601
* Caraustar Industries, Inc.                      74,862                    600
* Sunrise Senior Living, Inc.                     26,662                    597
  BSB Bancorp, Inc.                               24,000                    596
  Central Parking Corp.                           48,105                    595
  Quaker Chemical Corp.                           23,699                    594
  Peoples Holding Co.                             13,400                    593
  Schnitzer Steel Industries, Inc.
   Class A                                        13,400                    591
* Silgan Holdings, Inc.                           18,900                    591
* Lithia Motors, Inc.                             36,300                    587
* Microsemi Corp.                                 36,563                    585
* Herley Industries Inc.                          34,400                    584
  Movado Group, Inc.                              26,800                    583
  Valmont Industries, Inc.                        29,799                    580
  First Source Corp.                              31,200                    579
* Mediacom Communications Corp.                   58,600                    578
  Bank of Granite Corp.                           33,700                    575
  Myers Industries, Inc.                          60,472                    574
* Buckeye Technology, Inc.                        84,402                    574
  Standex International Corp.                     27,311                    574
  Second Bancorp, Inc.                            22,200                    573
  First Indiana Corp.                             33,400                    572
* Gentiva Health Services, Inc.                   63,500                    572
* Transkaryotic Therapies, Inc.                   49,500                    571
  The Standard Register Co.                       34,636                    571
  Skyline Corp.                                   18,998                    570
  Apogee Enterprises, Inc.                        63,063                    569
  Sea Containers Ltd. Class A                     49,823                    567
  Robbins & Myers, Inc.                           30,595                    566
  Peoples Bancorp, Inc.                           22,300                    564
  Cascade Natural Gas Corp.                       29,387                    561
  CityBank Lynnwood WA                            20,700                    560
  Union Bankshares Corp.                          19,800                    560
* Tower Automotive, Inc.                         152,291                    557
  Banner Corp.                                    27,200                    557
  Midwest Banc Holdings, Inc.                     28,600                    555
* Insight Enterprises, Inc.                       55,119                    554
* Spherion Corp.                                  79,412                    552
  Bowne & Co., Inc.                               42,357                    552
  First Bancorp (NC)                              21,300                    552
* MICROS Systems, Inc.                            16,699                    551
  G & K Services, Inc. Class A                    18,499                    548
  PolyMedica Corp.                                11,958                    548
  Sturm, Ruger & Co., Inc.                        54,106                    541
  Calgon Carbon Corp.                             93,400                    537
  Cohu, Inc.                                      34,310                    535
  Argonaut Group, Inc.                            43,300                    534
* Westell Technologies, Inc.                      61,400                    531
  Mission West Properties Inc. REIT               46,600                    530
  Financial Institutions, Inc.                    22,500                    529
  First Place Financial Corp.                     30,500                    528
  Midland Co.                                     23,745                    527
  Action Performance Cos., Inc.                   27,709                    526
  Connecticut Water Services, Inc.                20,600                    526
* Brooks Automation, Inc.                         46,242                    524
  North Pittsburgh Systems, Inc.                  34,713                    523
  PFF Bancorp, Inc.                               13,500                    522
  UniFirst Corp.                                  23,800                    521
* PSS World Medical, Inc.                         90,600                    521
  Building Materials Holding Corp.                34,967                    518
  CSS Industries, Inc.                            13,400                    517
  Seacoast Banking Corp. of Florida               29,900                    509
  CT Communications, Inc.                         47,300                    508
  CCBT Financial Cos. Inc.                        21,210                    507
* Hudson Highland Group, Inc.                     26,650                    507
* InFocus Corp.                                  105,198                    497
  Farmers Capital Bank Corp.                      15,500                    495
  Great Southern Bancorp, Inc.                    12,800                    493
* Ocwen Financial Corp.                          108,000                    490
* Time Warner Telecom Inc.                        76,600                    488
* Stoneridge, Inc.                                35,700                    487
  SJW Corp.                                        5,700                    486
* MRO Software Inc.                               56,299                    486
  WSFS Financial Corp.                            12,600                    484
* UNOVA, Inc.                                     43,500                    483
* Cleveland-Cliffs Inc.                           27,031                    483
  First National Corp.                            19,400                    478
  Brookfield Homes Corp.                          30,700                    473
  NBC Capital Corp.                               18,600                    471
* Meritage Corp.                                   9,500                    468
  Riviana Foods, Inc.                             17,200                    463
* Tweeter Home
   Entertainment Group, Inc                       53,300                    463
  Helix Technology Corp.                          34,699                    459
  Dime Community Bancshares                       17,999                    458
* Stratex Networks, Inc.                         142,700                    457
  Coachmen Industries, Inc.                       38,211                    457
* Littelfuse, Inc.                                20,400                    456
  Baldwin & Lyons, Inc. Class B                   19,100                    454
* TransMontaigne Inc.                             69,980                    453
  United Industrial Corp.                         27,800                    453
  Blair Corp.                                     20,400                    453

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
  Interface, Inc.                                 97,469                    452
  CTS Corp.                                       43,236                    452
  CNA Surety Corp.                                45,600                    449
  Holly Corp.                                     16,200                    447
* Cirrus Logic                                   111,200                    447
* SPSS, Inc.                                      26,687                    447
  LSI Industries Inc.                             40,100                    445
* Serologicals Corp.                              32,500                    443
  Milacron Inc.                                   90,394                    442
* Navigant International, Inc.                    34,200                    441
  Deltic Timber Corp.                             15,505                    441
  HEICO Corp.                                     35,900                    438
  Gorman-Rupp Co.                                 18,200                    437
  Apex Mortgage Capital, Inc. REIT                79,800                    436
  Capital Southwest Corp.                          7,600                    436
  Lance, Inc.                                     47,491                    434
  Scottish Annuity &
   Life Holdings, Ltd.                            21,427                    433
* Cole National Corp. Class A                     34,500                    432
  Newcastle Investment Corp. REIT                 22,050                    432
  Bel Fuse, Inc. Class B                          18,819                    431
  Harleysville National Corp.                     15,900                    430
* AMC Entertainment, Inc.                         37,600                    430
  NL Industries, Inc.                             25,300                    430
* Alexion Pharmaceuticals, Inc.                   25,000                    426
  Pennfed Financial Services, Inc.                15,300                    425
  Bank Mutual Corp.                               13,000                    423
* RailAmerica, Inc.                               49,700                    420
  Interpool, Inc.                                 25,540                    419
* Dura Automotive Systems, Inc.                   43,800                    414
  Advanta Corp. Class A                           42,100                    414
  German American Bancorp                         23,600                    412
  BancFirst Corp.                                  7,900                    410
* Regeneron Pharmaceuticals, Inc.                 25,999                    409
* PTEK Holdings, Inc.                             84,200                    408
  CFS Bancorp, Inc.                               28,900                    407
* Omnova Solutions Inc.                          100,600                    406
  First Oak Brook Bancshares, Inc.                12,300                    406
* Aftermarket Technology Corp.                    38,600                    406
* The Great Atlantic &
   Pacific Tea Co., Inc.                          46,089                    406
* Mastec Inc.                                     70,200                    404
* Universal American Financial Corp.              63,300                    403
  Pioneer Standard Electronics Inc.               47,455                    402
  National Presto Industries, Inc.                12,680                    401
* RC2 Corp.                                       23,500                    400
  Citizens 1st Bancorp, Inc.                      18,300                    400
* Duane Reade Inc.                                27,045                    399
* Atwood Oceanics, Inc.                           14,645                    398
* Credit Acceptance Corp.                         39,400                    398
* LTX Corp.                                       46,000                    397
  Republic Bancshares, Inc.                       15,800                    395
  Aaron Rents, Inc. Class B                       15,178                    392
  Angelica Corp.                                  23,120                    392
* Tanox, Inc.                                     24,400                    392
  Max Re Capital Ltd.                             26,100                    391
* InterCept, Inc.                                 46,600                    390
* Tenneco Automotive, Inc.                       106,800                    384
* Fisher Communications, Inc.                      7,800                    381
  Franklin Electric, Inc.                          6,800                    378
* Tier Technologies, Inc.                         48,300                    374
* Clark, Inc.                                     31,300                    374
* McLeod USA Inc.                                247,500                    374
  PXRE Group Ltd.                                 18,840                    373
  Stepan Co.                                      16,400                    371
  Pope & Talbot, Inc.                             33,283                    368
* Champion Enterprises, Inc.                      70,799                    367
* Vail Resorts Inc.                               27,000                    364
* Plains Resources Inc.                           25,699                    364
* Wackenhut Corrections Corp.                     26,400                    362
  Sanderson Farms, Inc.                           12,700                    357
* Local Financial Corp.                           24,600                    355
  Republic Bancorp, Inc. Class A                  23,942                    355
* Vicor Corp.                                     36,956                    355
* Mindspeed Technologies, Inc.                   147,466                    354
  The Nautilus Group, Inc.                        28,499                    353
* ChipPAC, Inc.                                   45,900                    352
  Lakeland Bancorp, Inc.                          21,900                    350
  World Fuel Services Corp.                       14,200                    349
* Insurance Auto Auctions, Inc.                   27,727                    348
* Teledyne Technologies, Inc.                     26,399                    346
  Camden National Corp.                           12,400                    341
  Reckson Associates Realty Corp.
   Class B REIT                                   15,940                    340
  Churchill Downs, Inc.                            8,853                    339
  Capstead Mortgage Corp. REIT                    29,900                    337
* Mesa Air Group Inc.                             42,011                    336
* PAREXEL International Corp.                     23,604                    329
* MarineMax, Inc.                                 23,500                    329
* Sapient Corp.                                  118,100                    327
* The Topps Co., Inc.                             37,700                    324
* Infonet Services Corp.                         203,000                    323
* Asbury Automotive Group, Inc.                   23,550                    317
* General Communication, Inc.                     36,507                    316
* Graphic Packaging
   International Corp.                            69,955                    315
  Standard Commercial Tobacco Co.                 18,400                    313
* United Auto Group, Inc.                         14,200                    309
* Hawthorne Financial Corp.                        8,900                    308
  Material Sciences Corp.                         31,679                    307
* CompuCom Systems, Inc.                          67,900                    307
* Volt Information Sciences Inc.                  22,441                    306
* Lydall, Inc.                                    27,993                    300
* Playtex Products, Inc.                          46,500                    299

--------------------------------------------------------------------------------
                                                                         MARKET
SMALL-CAP VALUE                                                          VALUE*
INDEX FUND                                        SHARES                  (000)
--------------------------------------------------------------------------------
* Stein Mart, Inc.                                49,029                    294
  Vital Signs, Inc.                               11,241                    292
  GBC Bancorp                                      7,518                    289
  Pilgrim's Pride Corp.                           29,500                    285
  Oneida Ltd.                                     41,600                    281
* New Focus, Inc.                                 75,000                    281
  Kaneb Services LLC                               9,327                    272
* Cross Country Healthcare, Inc.                  20,200                    266
* Navigators Group, Inc.                           8,900                    265
* WFS Financial, Inc.                              7,900                    265
* FuelCell Energy, Inc.                           32,200                    264
  Coca-Cola Bottling Co.                           4,800                    262
  Dover Downs Gaming &
   Entertainment, Inc.                            27,900                    258
  Ingles Markets, Inc.                            25,500                    258
  Royal Bancshares of
   Pennsylvania, Inc.                             12,000                    256
* DuPont Photomasks, Inc.                         13,452                    253
  Deb Shops, Inc.                                 13,100                    246
* General Maritime Corp.                          24,200                    246
* Playboy Enterprises, Inc. Class B               18,000                    245
* Genesee & Wyoming Inc. Class A                  11,900                    245
* Powell Industries, Inc.                         16,700                    244
* Cell Therapeutics, Inc.                         25,100                    244
* NetRatings, Inc.                                26,400                    241
* Teletech Holdings Inc.                          56,600                    239
* Inveresk Research Group Inc.                    13,200                    239
  Lindsay Manufacturing Co.                       10,199                    237
  Old Second Bancorp, Inc.                         5,500                    236
* FreeMarkets, Inc.                               32,600                    227
* Transmeta Corp.                                141,700                    227
* Sequa Corp. Class A                              6,499                    223
* Wesco International, Inc.                       37,000                    222
* Tejon Ranch Co.                                  7,340                    221
* Impath, Inc.                                    15,167                    214
* Pericom Semiconductor Corp.                     22,748                    212
  Courier Corp.                                    4,100                    211
* iGATE Corp.                                     60,400                    210
* Lexicon Genetics Inc.                           31,100                    209
* Neoforma, Inc.                                  19,000                    207
  Florida East Coast Industries, Inc.
   Class B                                         8,300                    207
* Mobile Mini, Inc.                               12,609                    206
* Alloy, Inc.                                     30,700                    198
* Ultimate Electronics, Inc.                      15,428                    198
* Adolor Corp.                                    15,900                    195
* Audiovox Corp.                                  17,343                    194
* Collins & Aikman Corp.                          65,500                    193
* OSI Systems Inc.                                11,900                    191
* Digitas Inc.                                    37,400                    186
* Crown Media Holdings, Inc.                      44,831                    185
* Avatar Holding, Inc.                             6,090                    184
  Acadia Realty Trust REIT                        19,700                    180
* CompuCredit Corp.                               14,700                    179
* Opsware, Inc.                                   44,336                    178
* The TriZetto Group, Inc.                        29,400                    178
  Troy Financial Corp.                             6,500                    176
* Strattec Security Corp.                          3,300                    176
* Jo-Ann Stores, Inc. Class B                      7,900                    175
* Zymogenetics, Inc.                              15,000                    175
  Advanta Corp. Class B                           16,600                    167
* On Assignment, Inc.                             41,090                    164
* Terayon Communications
   Systems, Inc.                                  56,800                    155
* FalconStor Software, Inc.                       22,900                    153
  World Wrestling
   Entertainment, Inc.                            14,300                    147
  Hanmi Financial Corp.                            7,600                    133
* Gulf Island Fabrication, Inc.                    7,600                    129
  Urstadt Biddle Properties REIT                   9,300                    124
* Dril-Quip, Inc.                                  6,477                    118
  Pilgrim's Pride Corp. Class A                   15,800                    113
  Crawford & Co. Class B                          22,600                    111
  Tecumseh Products Co. Class B                    2,900                    107
* General Binding Corp.                            8,000                     96
  Bandag, Inc. Class A                             2,500                     88
* Restoration Hardware, Inc.                      19,300                     87
* Pegasystems Inc.                                 9,500                     70
* Raytech Corp.                                   14,200                     60
* ICT Group, Inc.                                  5,700                     60
  HEICO Corp. Class A                              3,800                     34
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $1,282,602)                                                    1,349,751
--------------------------------------------------------------------------------

================================================================================
                                                    FACE                 MARKET
SMALL-CAP VALUE                                   AMOUNT                 VALUE*
INDEX FUND                                         (000)                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.9%)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
1.17%, 7/16/2003                                 $ 2,000                  1,999
1.14%, 7/30/2003                                   1,500                  1,499
Repurchase Agreement
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
1.16%, 7/1/2003--Note E                           50,206                 50,206
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $53,704)                                                          53,704
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.9%)
 (Cost $1,336,306)                                                    1,403,455
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.9%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      6,470
Security Lending Collateral
Payable to Brokers--Note E                                              (50,206)
Other Liabilities                                                        (9,406)
                                                                  --------------
                                                                        (53,142)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%) $1,350,313
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $1,647,311
Undistributed Net Investment Income                                       9,974
Accumulated Net Realized Losses                                        (374,121)
Unrealized Appreciation                                                  67,149
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,350,313
================================================================================
Investor Shares--Net Assets
Applicable to 135,392,618 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                           $1,267,676
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                          $9.36
================================================================================
Institutional Shares--Net Assets
Applicable to 8,814,423 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $82,637
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                     $9.38
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                     SMALL-CAP        SMALL-CAP
                                     SMALL-CAP    GROWTH INDEX      VALUE INDEX
                                    INDEX FUND            FUND             FUND
                                    --------------------------------------------
                                            SIX MONTHS ENDED JUNE 30, 2003
                                    --------------------------------------------
                                         (000)           (000)            (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                            $ 25,117         $ 1,136         $ 11,525
 Interest                                  301              12               35
 Security Lending                        1,606             108              205
  Total Income                          27,024           1,256           11,765
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services             112              75               75
  Management and Administrative
   Investor Shares                       3,621             434            1,258
   Admiral Shares                          490              --               --
   Institutional Shares                    253               8               43
  Marketing and Distribution
   Investor Shares                         222              29               97
   Admiral Shares                           46              --               --
   Institutional Shares                     63              10               30
  Custodian Fees                            59              19               91
  Shareholders' Reports
   Investor Shares                         112              18               48
   Admiral Shares                            1              --               --
   Institutional Shares                     --              --               --
  Trustees' Fees and Expenses                3              --                1
   Total Expenses                        4,982             593            1,643
NET INVESTMENT INCOME                   22,042             663           10,122
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold           (915,260)         26,360         (204,667)
 Futures Contracts                      12,574             476            1,361
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)              (902,686)         26,836         (203,306)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities               1,590,984          36,785          300,903
 Futures Contracts                        (293)            --            --
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                      1,590,691          36,785          300,903
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS           $ 710,047         $64,284         $107,719
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                SMALL-CAP                   SMALL-CAP GROWTH
                               INDEX FUND                       INDEX FUND
                  ------------------------------   -----------------------------
                     SIX MONTHS            YEAR      SIX MONTHS             YEAR
                          ENDED           ENDED           ENDED            ENDED
                  JUNE 30, 2003   DEC. 31, 2002   JUNE 30, 2003    DEC. 31, 2002
                          (000)           (000)           (000)            (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income $ 22,042        $ 52,047           $ 663         $ 1,422
 Realized NetGain(Loss)(902,686)        (98,958)         26,836         (51,171)
 Change in Unrealized Appreciation
 (Depreciation)       1,590,691        (989,851)         36,785         (41,084)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
  from Operations       710,047      (1,036,762)         64,284         (90,833)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares            --         (35,750)             --          (1,051)
  Admiral Shares             --          (7,673)             --              --
  Institutional Shares       --          (8,974)             --            (460)
Realized Capital Gain
 Investor Shares             --              --              --              --
 Admiral Shares              --              --              --              --
 Institutional Shares        --              --              --              --
 Total Distributions         --         (52,397)             --          (1,511)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
 Investor Shares         79,073         194,844          54,162          98,555
 Admiral Shares          56,548         187,727              --              --
 Institutional Shares    (1,854)        249,580         (84,001)         19,034
--------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital
 Share Transactions     133,767         632,151         (29,839)        117,589
--------------------------------------------------------------------------------
Total Increase
 (Decrease)             843,814        (457,008)         34,445          25,245
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period  4,219,145       4,676,153         491,536         466,291
--------------------------------------------------------------------------------
 End of Period       $5,062,959      $4,219,145        $525,981        $491,536
================================================================================

--------------------------------------------------------------------------------
                                                   SMALL-CAP VALUE INDEX FUND
                                               ---------------------------------
                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                               JUNE 30, 2003      DEC. 31, 2002
                                                       (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                              $ 10,122           $ 16,319
 Realized Net Gain (Loss)                           (203,306)          (157,642)
 Change in Unrealized Appreciation
 (Depreciation)                                      300,903           (249,915)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations                                   107,719           (391,238)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                                          --            (12,346)
 Institutional Shares                                     --             (4,083)
Realized Capital Gain*
 Investor Shares                                          --            (26,299)
 Institutional Shares                                     --            (11,401)
--------------------------------------------------------------------------------
 Total Distributions                                      --            (54,129)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
 Investor Shares                                     (19,712)           713,241
 Institutional Shares                               (252,189)           118,815
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
  Share Transactions                                (271,901)           832,056
--------------------------------------------------------------------------------
Total Increase (Decrease)                           (164,182)           386,689
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              1,514,495          1,127,806
--------------------------------------------------------------------------------
  End of Period                                   $1,350,313         $1,514,495
================================================================================
*Includes fiscal 2002 short-term gain distributions totaling $26,363,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

SMALL-CAP INDEX FUND INVESTOR SHARES

=================================================================================================================
                                                                           YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING              SIX MONTHS ENDED        ----------------------------------------------------
THROUGHOUT EACH PERIOD                  JUNE 30, 2003        2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $15.66      $19.82      $19.44      $23.60      $21.20      $23.75
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .08        .192        .217        .270        .256        .311
  Net Realized and Unrealized Gain (Loss)
    on Investments                              2.53      (4.160)       .388      (1.145)      4.491      (1.007)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations            2.61      (3.968)       .605       (.875)      4.747       (.696)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            --       (.192)      (.225)      (.260)      (.267)      (.304)
  Distributions from Realized Capital Gains       --          --          --      (3.025)     (2.080)     (1.550)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                           --       (.192)      (.225)     (3.285)     (2.347)     (1.854)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $18.27      $15.66      $19.82      $19.44      $23.60      $21.20
=================================================================================================================

TOTAL RETURN*                                  16.67%     -20.02%       3.10%      -2.67%      23.13%      -2.61%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)         $3,516      $2,943      $3,545      $3,577      $3,553      $2,768
  Ratio of Total Expenses to
    Average Net Assets                        0.27%**       0.27%       0.27%       0.27%       0.25%       0.24%
  Ratio of Net Investment Income to
    Average Net Assets                        0.98%**       1.11%       1.16%       1.17%       1.25%       1.39%
  Portfolio Turnover Rate                        43%+         32%         39%         49%         42%         35%
=================================================================================================================

*Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
+Annualized; includes activity related to a change in the fund's target index.

SMALL-CAP INDEX FUND ADMIRAL SHARES

=====================================================================================================
                                                                          YEAR ENDED
                                                 SIX MONTHS ENDED        DECEMBER 31,     NOV. 13* TO
                                                         JUNE 30,     -------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $15.66      $19.82      $19.44      $22.40
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .09        .207        .231        .053
  Net Realized and Unrealized Gain (Loss) on Investments    2.53      (4.160)       .388        .062
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                        2.62      (3.953)       .619        .115
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        --       (.207)      (.239)      (.265)
  Distributions from Realized Capital Gains                   --          --          --      (2.810)
-----------------------------------------------------------------------------------------------------
  Total Distributions                                         --       (.207)      (.239)     (3.075)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $18.28      $15.66      $19.82      $19.44
=====================================================================================================

TOTAL RETURN                                               16.73%     -19.95%       3.17%       1.75%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $752        $591        $547        $252
  Ratio of Total Expenses to Average Net Assets           0.18%**       0.18%       0.20%     0.20%**
  Ratio of Net Investment Income to Average Net Assets    1.07%**       1.22%       1.24%     1.79%**
  Portfolio Turnover Rate                                    43%+         32%         39%         49%
=====================================================================================================

 *Inception.
**Annualized.
 +Annualized; includes activity related to a change in the fund's target index.

SMALL-CAP INDEX FUND INSTITUTIONAL SHARES

=================================================================================================================
                                                                     YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING              SIX MONTHS ENDED     -------------------------------------------------------
THROUGHOUT EACH PERIOD                  JUNE 30, 2003        2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $15.66      $19.82      $19.44      $23.61      $21.20      $23.75
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .10        .219        .251        .292        .295        .336
  Net Realized and Unrealized Gain (Loss)
    on Investments                              2.53      (4.160)       .388      (1.145)      4.491      (1.007)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             2.63     (3.941)       .639       (.853)      4.786       (.671)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            --       (.219)      (.259)      (.292)      (.296)      (.329)
  Distributions from Realized Capital Gains       --          --          --      (3.025)     (2.080)     (1.550)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                           --       (.219)      (.259)     (3.317)     (2.376)     (1.879)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $18.29      $15.66      $19.82      $19.44      $23.61      $21.20
=================================================================================================================

TOTAL RETURN*                                  16.79%     -19.89%       3.27%      -2.56%      23.33%      -2.50%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $795        $686        $584        $490        $415        $264
  Ratio of Total Expenses to
    Average Net Assets                        0.10%**       0.10%       0.10%       0.13%       0.12%       0.12%
  Ratio of Net Investment Income to
    Average Net Assets                        1.15%**       1.32%       1.34%       1.32%       1.37%       1.53%
  Portfolio Turnover Rate                        43%+         32%         39%         49%         42%         35%
=================================================================================================================

*Total  returns do not reflect the 0.5%  transaction  fee on  purchases  through
 March 31, 2000.
**Annualized.
 +Annualized; includes activity related to a change in the fund's target index.

SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES

=================================================================================================================
                                     SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,           APR. 20* TO
                                             JUNE 30,      ------------------------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD   2003        2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 9.17      $10.87      $10.97      $11.38      $ 9.53      $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .01        .027        .009        .009        .025         .03
  Net Realized and Unrealized Gain (Loss)
    on Investments                              1.32      (1.702)      (.094)       .154       1.860        (.47)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations            1.33      (1.675)      (.085)       .163       1.885        (.44)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            --       (.025)      (.015)      (.003)      (.035)       (.03)
  Distributions from Realized Capital Gains       --          --          --       (.570)         --          --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                           --       (.025)      (.015)      (.573)      (.035)       (.03)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $10.50      $ 9.17      $10.87      $10.97      $11.38      $ 9.53
=================================================================================================================

TOTAL RETURN**                                 14.50%     -15.41%       -.78%       1.59%      19.80%      -4.77%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)           $504        $388        $357        $356        $167         $90
  Ratio of Total Expenses to
    Average Net Assets                         0.27%+       0.27%       0.27%       0.27%       0.25%      0.25%+
  Ratio of Net Investment Income to
    Average Net Assets                         0.24%+       0.24%       0.11%       0.03%       0.33%      0.63%+
  Portfolio Turnover Rate                      127%++         61%         74%        136%         82%         77%
=================================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.
++Annualized; includes activity related to a change in the fund's target index. Portfolio turnover rate excluding in-kind redemptions was 100%.

SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES

=====================================================================================================
                                                                          YEAR ENDED
                                                 SIX MONTHS ENDED         DECEMBER 31,     MAY 24* TO
                                                         JUNE 30,      ------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 9.17      $10.87      $10.97      $11.03
-----------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .02        .043        .024        .009
  Net Realized and Unrealized Gain (Loss) on Investments    1.32      (1.702)      (.094)       .513
-----------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.34      (1.659)      (.070)       .522
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        --       (.041)      (.030)      (.012)
  Distributions from Realized Capital Gains                   --          --          --       (.570)
-----------------------------------------------------------------------------------------------------
    Total Distributions                                       --       (.041)      (.030)      (.582)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $10.51      $ 9.17      $10.87      $10.97
=====================================================================================================

TOTAL RETURN**                                             14.61%     -15.26%       -.64%       4.90%
=====================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $22        $104        $109         $73
  Ratio of Total Expenses to Averge Net Assets             0.10%+       0.10%       0.10%      0.13%+
  Ratio of Net Investment Income to Average Net Assets     0.48%+       0.41%       0.28%      0.10%+
  Portfolio Turnover Rate                                  127%++         61%         74%        136%
=====================================================================================================

 *Inception.
**Total  returns do not reflect the 0.5%  transaction  fee on purchases  through
  March 31, 2002.
 +Annualized.
++Annualized; includes activity related to a change in the fund's target index.
  Portfolio turnover rate excluding in-kind redemptions was 100%.

SMALL-CAP VALUE INDEX FUND INVESTOR SHARES

=================================================================================================================
                                     SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,         APR. 20* TO
FOR A SHARE OUTSTANDING                      JUNE 30,      ------------------------------------------    DEC. 31,
THROUGHOUT EACH PERIOD                           2003        2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $8.52      $10.29      $ 9.65       $8.45       $8.74      $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                          .07        .090        .074        .084        .065        .045
  Net Realized and Unrealized Gain (Loss)
    on Investments                               .77      (1.494)      1.176       1.698        .210      (1.250)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             .84      (1.404)      1.250       1.782        .275      (1.205)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income            --       (.090)      (.065)      (.082)      (.070)      (.055)
  Distributions from Realized Capital Gains       --       (.276)      (.545)      (.500)      (.495)         --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                           --       (.366)      (.610)      (.582)      (.565)      (.055)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $9.36      $ 8.52      $10.29       $9.65       $8.45      $ 8.74
=================================================================================================================

TOTAL RETURN**                                  9.86%     -14.20%      13.70%      21.88%       3.35%     -12.47%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)    $1,268   $1,176   $802   $317   $204   $113
  Ratio of Total Expenses to
    Average Net Assets   0.27%+    0.27%    0.27%     0.27%    0.25%    0.25%+
  Ratio of Net Investment Income to
    Average Net Assets   1.54%+   0.93%    0.97%    1.16%    0.96%    1.13%+
  Portfolio Turnover Rate   98%++   57%   59%   82%    80%   53%
=================================================================================================================

*Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect transaction fees on purchases (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
 +Annualized.
++Annualized; includes activity related to a change in the fund's target index.

SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES

=================================================================================================================
                                                                                  YEAR ENDED
                                                 SIX MONTHS ENDED                 DECEMBER 31,         DEC. 7* TO
                                                         JUNE 30,        ----------------------------    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $8.53      $10.29      $ 9.65       $8.45       $8.74
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .08        .114        .089        .097        .009
  Net Realized and Unrealized Gain (Loss) on Investments     .77      (1.494)      1.176       1.698        .226
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .85      (1.380)      1.265       1.795        .235
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                        --       (.104)      (.080)      (.095)      (.070)
  Distributions from Realized Capital Gains                   --       (.276)      (.545)      (.500)      (.455)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                       --       (.380)      (.625)      (.595)      (.525)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $9.38      $ 8.53      $10.29       $9.65       $8.45
=================================================================================================================

TOTAL RETURN**                                              9.96%     -13.96%      13.86%      22.04%       2.83%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $83         $338        $325         $86         $10
  Ratio of Total Expenses to Average Net Assets            0.10%+       0.10%       0.10%       0.13%      0.13%+
  Ratio of Net Investment Income to Average Net Assets     1.68%+       1.08%       1.14%       1.36%      1.37%+
  Portfolio Turnover Rate                                   98%++         57%         59%         82%         80%
=================================================================================================================

 *Inception.
**Total  returns do not reflect the 0.5%  transaction  fee on purchases  through
  March 31, 2002.
 +Annualized.
++Annualized; includes activity related to a change in the fund's target index.


SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Small-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Small-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Small-Cap Growth Index and Small-Cap Value Index Funds each offer two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The Small-Cap Index Fund uses Russell 2000 Index and S&P MidCap 400 Index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Small-Cap Index and Small-Cap Value Index Funds also used index futures contracts to a limited extent during May 2003, in connection with the transition to their new benchmark indexes. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on purchases of capital shares through March 31, 2002, were credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

================================================================================
              CAPITAL CONTRIBUTION         PERCENTAGE              PERCENTAGE OF
                       TO VANGUARD            OF FUND                 VANGUARD'S
INDEX FUND                   (000)         NET ASSETS             CAPITALIZATION
--------------------------------------------------------------------------------
Small-Cap                     $852              0.02%                      0.85%
Small-Cap Growth                85              0.02                       0.08
Small-Cap Value                230              0.02                       0.23
================================================================================

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the six months ended June 30, 2003, the Small-Cap Growth Index and Small-Cap Value Index Funds realized $20,834,000 and $12,094,000, respectively, of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

================================================================================
                                                   CAPITAL LOSSES
                                       -----------------------------------------
                                                              EXPIRATION: FISCAL
                                       AMOUNT                     YEAR(S) ENDING
INDEX FUND                              (000)                        DECEMBER 31
--------------------------------------------------------------------------------
Small-Cap                            $166,823                          2009-2011
Small-Cap Growth                      129,023                          2009-2011
Small-Cap Value                       154,432                          2010-2011
================================================================================

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At June 30, 2003, net unrealized appreciation of investment securities for tax purposes was:

================================================================================
                                                (000)
                      ----------------------------------------------------------
                                                                  NET UNREALIZED
                      APPRECIATED            DEPRECIATED            APPRECIATION
INDEX FUND             SECURITIES             SECURITIES          (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap                $957,137             $(413,719)                $543,418
Small-Cap Growth           64,783               (14,118)                  50,665
Small-Cap Value           107,573               (40,424)                  67,149
================================================================================

     At June 30, 2003, the aggregate settlement value of open futures contracts expiring in September 2003 and the related unrealized depreciation were:

================================================================================
                                                      (000)
                               -------------------------------------------------
                                                    AGGREGATE         UNREALIZED
                                    NUMBER OF      SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS           VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Small-Cap/Russell 2000 Index               88         $19,730             $(377)
Small-Cap/S&P MidCap 400 Index             25           6,003              (147)
================================================================================

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the six months ended June 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

================================================================================
                                                               (000)
                                                --------------------------------
INDEX FUND                                      PURCHASES                  SALES
--------------------------------------------------------------------------------
Small-Cap                                      $1,851,804             $1,697,721
Small-Cap Growth                                  486,200                515,731
Small-Cap Value                                 1,161,026              1,423,990
================================================================================

E. The market value of securities on loan to broker/dealers at June 30, 2003, and collateral received with respect to such loans were:

================================================================================
                                                            (000)
                                         ---------------------------------------
                                         Market Value                       Cash
                                            of Loaned                 Collateral
Index Fund                                 Securities                   Received
--------------------------------------------------------------------------------
Small-Cap                                    $235,643                   $258,161
Small-Cap Growth                               14,148                     16,080
Small-Cap Value                                45,120                     50,206
================================================================================

The funds invest cash collateral received in repurchase agreements, and record a liability for the The The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

=====================================================================================================
                                                           SIX MONTHS ENDED            YEAR ENDED
                                                             JUNE 30, 2003         DECEMBER 31, 2002
                                                           ------------------      ------------------
                                                           AMOUNT      SHARES      AMOUNT      SHARES
INDEX FUND                                                  (000)       (000)       (000)       (000)
-----------------------------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                                               $ 405,017      24,769   $ 969,210      52,655
  Issued in Lieu of Cash Distributions                        --          --      32,957       2,099
  Redeemed                                              (325,944)    (20,234)   (807,323)    (45,694)
                                                     ------------------------------------------------
    Net Increase (Decrease)--Investor Shares              79,073       4,535     194,844       9,060
                                                     ------------------------------------------------
Admiral Shares
  Issued                                                 133,087       8,047     360,338      19,812
  Issued in Lieu of Cash Distributions                        --          --       6,353         405
  Redeemed                                               (76,539)     (4,615)   (178,964)    (10,091)
                                                     ------------------------------------------------
    Net Increase (Decrease)--Admiral Shares               56,548       3,432     187,727      10,126
                                                     ------------------------------------------------
Institutional Shares
  Issued                                                  76,428       4,667     350,815      20,013
  Issued in Lieu of Cash Distributions                        --          --       7,773         495
  Redeemed                                               (78,282)     (4,959)   (109,008)     (6,203)
                                                     ------------------------------------------------
    Net Increase (Decrease)--Institutional Shares         (1,854)       (292)    249,580      14,305
-----------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH
Investor Shares
  Issued                                               $ 103,191      10,896   $ 186,828      18,562
  Issued in Lieu of Cash Distributions                        --          --         853          93
  Redeemed                                               (49,029)     (5,200)    (89,126)     (9,205)
                                                     ------------------------------------------------
    Net Increase (Decrease)--Investor Shares              54,162       5,696      98,555       9,450
                                                     ------------------------------------------------
Institutional Shares
  Issued                                                  30,314       3,101      67,564       6,452
  Issued in Lieu of Cash Distributions                        --          --         457          50
  Redeemed                                              (114,315)    (12,334)    (48,987)     (5,246)
                                                     ------------------------------------------------
    Net Increase (Decrease)--Institutional Shares        (84,001)     (9,233)     19,034       1,256
-----------------------------------------------------------------------------------------------------

=====================================================================================================
                                                           SIX MONTHS ENDED            YEAR ENDED
                                                             JUNE 30, 2003         DECEMBER 31, 2002
                                                           ------------------      ------------------
                                                           AMOUNT      SHARES      AMOUNT      SHARES
INDEX FUND                                                  (000)       (000)       (000)       (000)
-----------------------------------------------------------------------------------------------------
Small-Cap Value
Investor Shares
  Issued                                               $ 196,037      23,145  $1,192,018     113,003
  Issued in Lieu of Cash Distributions                        --          --      35,943       3,594
  Redeemed                                              (215,749)    (25,761)   (514,720)    (56,570)

    Net Increase (Decrease)--Investor Shares             (19,712)     (2,616)    713,241      60,027

Institutional Shares
  Issued                                                  71,324       8,567     278,790      25,926
  Issued in Lieu of Cash Distributions                        --          --      14,995       1,481
  Redeemed                                              (323,513)    (39,399)   (174,970)    (19,366)
                                                     ------------------------------------------------
    Net Increase (Decrease)--Institutional Shares       (252,189)    (30,832)    118,815       8,041
=====================================================================================================

================================================================================
INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM(R) was built for you--and it's getting better all the time.

MANAGE  YOUR  INVESTMENTS  WITH  EASE
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*    See what you own (at Vanguard and  elsewhere) and how you're doing by using our Consolidated View(TM) tool.

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*    Compare your holdings with industry benchmarks.

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*    Invest online and even manage the mail you get from us. (Prefer to get fund
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PLAN YOUR  INVESTMENTS  WITH CONFIDENCE
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*    Take our Investor  Questionnaire  to find out what asset  allocation  might
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Find out what Vanguard.com can do for you. Log on today!

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.
--------------------------------------------------------------------------------
JOHN J. BRENNAN* (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999), and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.

--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R.  GREGORY  BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                          THE VANGUARD GROUP (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

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The funds or  securities  referred to herein  that are  offered by The  Vanguard
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All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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     To receive a free copy of the  prospectus  or the  Statement of  Additional
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
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TEXT TELEPHONE
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(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q482 082003

                       VANGUARD(R) U.S. STOCK INDEX FUNDS
                         MID-CAPITALIZATION PORTFOLIOS


SEMIANNUAL REPORT
                                 JUNE 30, 2003
                                   [GRAPHIC]

                     VANGUARD(R) EXTENDED MARKET INDEX FUND

                         VANGUARD(R) MID-CAP INDEX FUND

                                                                          [LOGO]
                                                           THE VANGUARD GROUP(R)

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

================================================================================
SUMMARY
--------------------------------------------------------------------------------
* During the first half of 2003, the Investor Shares of Vanguard Extended Market Index Fund returned 17.3% and those of Vanguard Mid-Cap Index Fund returned 11.1%.

* The Extended Market Index Fund outperformed the average mid-cap core fund by a substantial margin, but the Mid-Cap Index Fund lagged the same peer fund.

* The Extended Market Index Fund's exposure to small-capitalization stocks enhanced its performance in the period.
--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
     1    Letter from the Chairman
     6    Fund Profiles
     8    Glossary of Investment Terms
     9    Performance Summaries
    11    Financial Statements
--------------------------------------------------------------------------------
                                                                          [LOGO]
                                                             [INDEXED TO MSCI(R)
                                                              MID-CAP INDEX FUND

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The stock market surged during the first half of 2003, with small-capitalization stocks generally faring best. In this environment, the Investor Shares of Vanguard Extended Market Index Fund and Vanguard Mid-Cap Index Fund posted six-month returns of 17.3% and 11.1%, respectively. The funds met their objective of closely tracking their respective target indexes. In addition, the Extended Market Index Fund outperformed the average mid-cap core mutual fund by almost 4 percentage points, reflecting its exposure to the small-cap stocks that led the market. The Mid-Cap Index Fund, however, lagged the same peer.
--------------------------------------------
TOTAL RETURNS              Six Months Ended
                              June 30, 2003
--------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
  Investor Shares                      17.3%
  Admiral Shares                       17.3
  Institutional Shares                 17.4
  VIPER Shares
   Market Price                        17.2
   Net Asset Value                     17.3
 Average Mid-Cap Core Fund*            13.6
 Wilshire 4500 Completion Index        17.5
--------------------------------------------
VANGUARD MID-CAP INDEX FUND
  Investor Shares                      11.1%
  Admiral Shares                       11.2
  Institutional Shares                 11.2
 Average Mid-Cap Core Fund*            13.6
 Spliced Mid Cap Index**               10.8
--------------------------------------------
*Derived from data provided by Lipper Inc.
**S&P MidCap 400 Index until May 16, 2003;
MSCI US Mid Cap 450 Index thereafter.

     The table at left shows the total returns for the funds' various share classes, their target indexes, and the average mid-cap core fund. As you know, as of mid-May, the Mid-Cap Index Fund started tracking the Morgan Stanley Capital International (MSCI) US Mid Cap 450 Index instead of the Standard & Poor's MidCap 400 Index. See page 3 for details on the reasons for the switch. The "spliced" index in the table, which is made up of the fund's old and new target indexes, reflects this change.

     Each fund's total returns are based on the change in net asset value during the half-year plus any income dividends. The table on page 5 provides details.

STOCKS RALLIED DESPITE WAR
The war with Iraq, a lackluster economy, and rising unemployment did little to impede the U.S. stock market during the half-year ended June 30, 2003. Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks. For the first half of 2003, the overall U.S. stock market, as

                                                                            ----
measured by the Wilshire 5000 Total Market Index,  returned a stellar 12.9%.

     The gain was virtually universal, with all market segments and industrial sectors posting positive returns. Small-cap stocks outperformed large-caps. And according to most (but not all) style-based indexes, growth stocks, whose prices reflect expectations for above-average earnings growth, outpaced value stocks (those that generally trade at below-average valuations relative to earnings, book values, or other measures). Technology and consumer discretionary stocks (such as retailers and restaurants) were among the biggest winners, with each sector returning more than 17%.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2003
                                                     ---------------------------
                                                        SIX       ONE      FIVE
                                                     MONTHS      YEAR    YEARS*
--------------------------------------------------------------------------------
STOCKS
    Russell 1000 Index (Large-caps)                   12.3%      1.0%      -1.2%
    Russell 2000 Index (Small-caps)                   17.9      -1.6        1.0
    Wilshire 5000 Index (Entire market)               12.9       1.3       -1.3
    MSCI All Country World Index Free
     ex USA (International)                           11.1      -4.2       -2.8
--------------------------------------------------------------------------------
BONDS
    Lehman Aggregate Bond Index                        3.9%     10.4%       7.5%
     (Broad taxable market)
    Lehman Municipal Bond Index                        3.8       8.7        6.3
    Citigroup 3-Month Treasury Bill Index              0.6       1.4        3.9
================================================================================
CPI
    Consumer Price Index                               1.5%      2.1%       2.4%
--------------------------------------------------------------------------------
*Annualized.

     Almost without exception, markets overseas also contributed to the bounty. The MSCI All Country World Index Free ex USA returned 11.1% in U.S. dollars, with emerging markets posting the highest returns.

--------------------------------------
ADMIRAL(TM) SHARES
A lower-cost class of shares
available to many longtime
shareholders and to those
with significant investments
in the fund.

INSTITUTIONAL SHARES
This class of shares also
carries low expenses and
is available for a minimum
investment of $10 million.

VIPER(R) SHARES

Traded on the American Stock
Exchange, VIPERs(R) are
available only through brokers.
The table on page 1 shows
VIPER returns based on both
the AMEX market price and
the net asset value for a share.
-----------------------------------------

BONDS ALSO RALLIED; INTEREST RATES FELL TO 45-YEAR LOWS
In the fixed income arena, risk was rewarded during the six months. The lower the credit rating of the bond issuer, the higher the return. The Lehman Brothers High Yield Bond Index surged 18.5%--well above the still-respectable six-month return of 3.9% for the overall bond market, as measured by the Lehman Aggregate Bond Index. During the half-year, the yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%, as bond prices rose.

     Meanwhile, short-term interest rates fell to their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board lowered the target for the federal funds rate (the interest rate charged for overnight loans between banks) by

-----
2

25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill--a fair proxy for money market yields, tracking Fed moves with a lag--fell 34 basis points during the six months to 0.85%, well below the inflation rate.

SMALLER, MORE SPECULATIVE STOCKS LED THE MARKET
Looking at the two Vanguard index funds, you would be hard-pressed to find a sector that didn't do well.

     Of the 12 sectors in the EXTENDED MARKET INDEX FUND, 9 posted double-digit returns for the six months, with health care stocks--which gained almost 31%--turning in the best performance. While health care posted the highest result, two other sectors--financial services and consumer discretionary, with returns of 14% and 20%, respectively--had a greater impact on the fund's performance because of their larger weightings in the index. (Financial services stocks accounted for about one-quarter of the fund's assets on average during the six months, and consumer discretionary stocks more than one-fifth.) Technology stocks also provided a big boost with a 28% return. Because the Extended Market Index Fund tracks the Wilshire 4500 Index, which includes small-cap stocks as well as mid-caps, that fund had a leg up on both the Mid-Cap Index Fund and the average peer fund during the past six months.

--------------------------------------------------------------------------------
All sectors within the two funds rose during the six months, with health care leading the pack.
--------------------------------------------------------------------------------

     In absolute terms, the MID-CAP INDEX FUND also had a stellar half-year, with no sector turning in anything less than a 4% gain. Health care stocks again posted the highest result (+25%), and four other sectors recorded double-digit returns. However, the fund lagged not just its sibling fund, but also the average mid-cap core fund. This shortfall partly reflects the makeup of the fund's previous benchmark, as well as the average peer's tendency to hold smaller stocks. As mentioned earlier, until recently, the Mid-Cap Index Fund tracked the S&P MidCap 400 Index, which generally excludes companies with less than four quarters of operating profits. That eliminated many of the more speculative stocks that benefited most from the rebound during the half-year. We should note that this "handicap" was a boon to the fund's performance relative to its sibling and the average peer for much of the previous three years, when those same speculative stocks were pummeled.

     The Mid-Cap Index Fund is now tracking the MSCI US Mid Cap 450 Index, which we feel has superior characteristics. Most notably, the MSCI index's turnover should be even lower than that of the previous index, which means potentially lower costs over the long run. Also, its adoption as the fund's target index should result in the fund's return being more closely aligned with those of actively managed mid-cap funds. The latter characteristic means that,

                                                                           -----
in the future, costs rather than index methodology will play an even greater role in the fund's results relative to competing funds. And when it comes to costs, Vanguard has an advantage: The Investor Shares of the Mid-Cap Index Fund had an annualized expense ratio (operating costs as a percentage of average net assets) of 0.26% during the half-year--a mere fraction of the 1.39% charged by the average competitor.

THE VALUE OF DIVERSIFICATION
The stock market's performance in the past several years--the height of the dot-com boom, followed by the long bear market and the recent resurgence of equities--reminds us of the value of diversification, both across and within asset classes. Maintaining a balanced portfolio through such times can be a struggle, as the returns of certain asset classes or market segments tend to either tempt or repel investors. The balanced investor will never be at the top of the heap at any one moment--after all, one asset class will always do better than another--but he or she will likely still enjoy much of the gains of the financial markets without plunging to their depths. The Extended Market and Mid-Cap Index Funds can be valuable components of such a balanced portfolio, providing low-cost exposure to smaller companies within the U.S. equity market.

     Thank you for entrusting your hard-earned money to us.


Sincerely,
/S/ John J. Brennan
John J. Brennan
Chairman and Chief Executive Officer
July 14, 2003

-----
4

================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE              December 31, 2002-June 30, 2003

                                                       DISTRIBUTIONS PER SHARE
                                                       -------------------------
                          STARTING          ENDING          INCOME       CAPITAL
                          SHARE PRICE  SHARE PRICE       DIVIDENDS         GAINS
--------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND
 Investor Shares               $18.74       $21.98          $0.002        $0.000
 Admiral Shares                 18.74        21.98           0.005         0.000
 Institutional Shares           18.74        21.99           0.007         0.000
 VIPER Shares                   49.46        58.01           0.018         0.000
--------------------------------------------------------------------------------
MID-CAP INDEX FUND
 Investor Shares               $ 9.88       $10.98          $0.000        $0.000
 Admiral Shares                 44.81        49.82           0.000         0.000
 Institutional Shares            9.90        11.01           0.000         0.000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND VIPER SHARES
Premium/Discount: December 31, 2002-June 30, 2003


                                CLOSING PRICE
                               ABOVE OR EQUAL TO           CLOSING PRICE BELOW
                              CLOSING NET ASSET VALUE    CLOSING NET ASSET VALUE
                              -----------------------    -----------------------
                              NUMBER    PERCENTAGE OF    NUMBER    PERCENTAGE OF
BASIS POINT DIFFERENTIAL*     OF DAYS      TOTAL DAYS    OF DAYS      TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                             47       37.90%            63          50.80%
25-49.9                             5        4.03              7           5.65
50-74.9                             1        0.81              0           0.00
75-100.0                            1        0.81              0           0.00
>100.0                              0        0.00              0           0.00
--------------------------------------------------------------------------------
Total                              54       43.55%            70          56.45%
--------------------------------------------------------------------------------
*1 basis point equals 1/100th of 1%.

                                                                            ----

--------------------------------------------------------------------------------
FUND PROFILES                                                As of June 30, 2003

These Profiles provide snapshots of each fund's characteristics, compared where appropriate with an unmanaged target index and a broad market index. Key terms are defined on page 8.

EXTENDED MARKET INDEX FUND
------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                            TARGET           BROAD
                                 FUND       INDEX*         INDEX**
------------------------------------------------------------------
Number of Stocks                3,232        4,908           5,403
Median Market Cap               $1.7B        $1.7B          $27.7B
Price/Earnings Ratio            27.4x        27.4x           21.8x
Price/Book Ratio                 2.1x         2.1x            2.7x
Yield                                         1.2%            1.6%
 Investor Shares                 1.0%
 Admiral Shares                  1.0%
 Institutional Shares            1.1%
 VIPER Shares                    1.0%
Return on Equity                11.7%        11.7%           20.5%
Earnings Growth Rate             8.2%         8.2%            8.6%
Foreign Holdings                 0.3%         0.9%            0.9%
Turnover Rate                    11%+           --              --
Expense Ratio                                   --              --
 Investor Shares               0.26%+
 Admiral Shares                0.20%+
 Institutional Shares          0.10%+
 VIPER Shares                  0.20%+
Cash Investments                 0.0%           --              --
------------------------------------------------------------------

-----------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

Berkshire Hathaway Inc. Class A               3.5%
 (financial services)
Liberty Media Corp.                           1.2
 (media)
InterActiveCorp                               0.8
 (retail)
Cox Communications, Inc. Class A              0.8
 (telecommunications)
Genentech, Inc.                               0.6
 (biotechnology)
Amazon.com, Inc.                              0.6
 (retail)
General Motors Corp. Class H                  0.6
 (telecommunications)
Gilead Sciences, Inc.                         0.5
 (pharmaceuticals)
Fox Entertainment Group, Inc. Class A         0.4
 (entertainment)
M & T Bank Corp.                              0.4
 (banking)
-----------------------------------------------------
Top Ten                                       9.4%
-----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-------------------------------------------------------------------
VOLATILITY MEASURES
                                       TARGET                BROAD
                             FUND      INDEX*      FUND    INDEX**
--------------------------------------------------------------------
R-Squared                    1.00        1.00      0.87       1.00
Beta                         1.00        1.00      1.19       1.00
--------------------------------------------------------------------

----------------------------
INVESTMENT FOCUS
[CHART]
 Market Cap  Medium
 Style       Blend
----------------------------

------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                            TARGET           BROAD
                                 FUND       INDEX*         INDEX**
------------------------------------------------------------------
Auto & Transportation            2.8%         2.8%            2.6%
Consumer Discretionary          21.9         21.9            15.7
Consumer Staples                 2.8          2.8             6.9
Financial Services              24.9         24.9            22.3
Health Care                     12.5         12.5            14.3
Integrated Oils                  0.2          0.2             3.5
Other Energy                     4.7          4.7             2.3
Materials & Processing           5.4          5.4             3.6
Producer Durables                4.9          4.9             4.0
Technology                      10.5         10.5            13.5
Utilities                        5.2          5.2             7.1
Other                            4.2          4.2             4.2
------------------------------------------------------------------
*Wilshire 4500 Index.
**Wilshire 5000 Index.
+Annualized.

---
6

MID-CAP INDEX FUND
------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                            TARGET           BROAD
                                 FUND       INDEX*         INDEX**
------------------------------------------------------------------
Number of Stocks                  452          451           5,403
Median Market Cap               $3.8B        $3.8B          $27.7B
Price/Earnings Ratio            21.8x        21.8x           21.8x
Price/Book Ratio                 2.2x         2.2x            2.7x
Yield                                         1.5%            1.6%
 Investor Shares                 1.2%
 Admiral Shares                  1.3%
 Institutional Shares            1.4%
Return on Equity                14.8%        14.8%           20.5%
Earnings Growth Rate             9.3%         9.3%            8.6%
Foreign Holdings                 0.5%         0.5%            0.9%
Turnover Rate                    86%+           --              --
Expense Ratio                                   --              --
 Investor Shares              0.26%++
 Admiral Shares               0.18%++
 Institutional Shares         0.10%++
Cash Investments                 0.0%           --              --


----------------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

PG&E Corp.                                    0.6%
 (electric utilities)
Xerox Corp.                                   0.6
 (electronic business equipment)
AmerisourceBergen Corp.                       0.6
 (pharmaceuticals)
PPL Corp.                                     0.6
 (electric utilities)
PACCAR, Inc.                                  0.5
 (automotive and transport)
Apple Computer, Inc.                          0.5
 (computer technology)
TXU Corp.                                     0.5
 (electric utilities)
Caremark Rx, Inc.                             0.5
 (health care)
CIGNA Corp.                                   0.5
(insurance)
CSX Corp.                                     0.5
 (railroad)
----------------------------------------------------
Top Ten 5.4%
----------------------------------------------------
The "Ten Largest Holdings" excludes any temp orary cash investments and equity index products.

------------------------------------------------------------------
VOLATILITY MEASURES
                                      SPLICED                BROAD
                             FUND      INDEX+++    FUND    INDEX**
------------------------------------------------------------------
R-Squared                    1.00       1.00       0.86       1.00
Beta                         1.00       1.00       0.98       1.00
------------------------------------------------------------------

----------------------------
INVESTMENT FOCUS
[CHART]
 Market Cap  Medium
 Style       Blend
----------------------------


------------------------------------------------------------------
SECTOR DIVERSIFICATION (% of portfolio)
                                            TARGET           BROAD
                                 FUND       INDEX*         INDEX**
------------------------------------------------------------------
Auto & Transportation            2.8%         2.8%            2.6%
Consumer Discretionary          18.2         18.2            15.7
Consumer Staples                 3.1          3.1             6.9
Financial Services              22.4         22.4            22.3
Health Care                      9.5          9.5            14.3
Integrated Oils                  0.6          0.6             3.5
Other Energy                     5.8          5.8             2.3
Materials & Processing           6.4          6.4             3.6
Producer Durables                6.4          6.4             4.0
Technology                      13.4         13.4            13.5
Utilities                        9.4          9.4             7.1
Other                            2.0          2.0             4.2
------------------------------------------------------------------

*MSCI US Mid Cap 450 Index.
**Wilshire 5000 Index.
+Annualized; includes activity related to a change in the fund's target index. ++Annualized.
+++S&P MidCap 400 Index until May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

                                                            Visit our website at
                                                                www.vanguard.com
                                         for regularly updated fund information.

                                                                           -----

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

---
8

PERFORMANCE SUMMARIES                                        As of June 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


EXTENDED MARKET INDEX FUND
--------------------------------------------------------------------------------
Fiscal-Year Total Returns (%) December 31, 1992-June 30, 2003
[BAR CHART]
             EXTENDED MARKET
   FISCAL       INDEX FUND         WILSHIRE 4500
    YEAR     INVESTOR SHARES          INDEX
    -------------------------------------------
    1993          14.5                14.6
    1994          -1.8                -2.7
    1995          33.8                33.5
    1996          17.6                17.2
    1997          26.7                25.7
    1998           8.3                 8.6
    1999          36.2                35.5
    2000         -15.5               -15.8
    2001          -9.1                -9.3
    2002         -18.1               -17.8
    2003*         17.3                17.5
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 54-57 for dividend and capital gains information.


------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003
                                                                         TEN YEARS
                                                  ONE      FIVE   ------------------------
                            INCEPTION DATE       YEAR     YEARS   CAPITAL    INCOME  TOTAL
------------------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND
 Investor Shares*               12/21/1987      4.88%    -0.05%     7.55%     1.21%  8.76%
 Admiral Shares                 11/13/2000      4.91    -6.56**        --        --     --
 Institutional Shares             7/7/1997      5.02     0.10      2.30**    1.17** 3.47**
 VIPER Shares                   12/27/2001      4.91    -2.51**        --        --     --
------------------------------------------------------------------------------------------
*Total  return  figures do not reflect the $10 annual  account  maintenance  fee applied on balances under $10,000.
**Returns since inception.

                                                                            ----
                                                                               9

MID-CAP INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) May 21, 1998-June 30, 2003
[BAR CHART]
              MID-CAP INDEX
   FISCAL        FUND                 SPLICED
    YEAR     INVESTOR SHARES       MID CAP INDEX**
 -------------------------------------------------
    1998           8.6                 7.8
    1999          15.3                14.7
    2000          18.1                17.5
    2001          -0.5                -0.6
    2002         -14.6               -14.5
    2003**        11.1                10.8
--------------------------------------------------------------------------------
*S&P MidCap 400 Index until May 16, 2003; MSCI US Mid Cap 450 Index thereafter. **Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 58-60 for dividend and capital gains information.

------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003
                                                                         TEN YEARS
                                                  ONE      FIVE   ------------------------
                            INCEPTION DATE       YEAR     YEARS   CAPITAL    INCOME  TOTAL
------------------------------------------------------------------------------------------
MID-CAP INDEX FUND
 Investor Shares*                5/21/1998     -1.90%     7.22%     6.06%     0.69%  6.75%
 Admiral Shares                 11/12/2001     -1.80      1.63**       --        --     --
 Institutional Shares            5/21/1998     -1.75      7.39      6.11      0.80    6.91
------------------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

---
10

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                   June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.2%)(1)
-------------------------------------------------------------------------------------------------------
* Berkshire Hathaway Inc. Class A                                                  2,387        173,058
* Liberty Media Corp.                                                          5,055,175         58,438
* InterActiveCorp                                                              1,073,473         42,477
* Cox Communications, Inc. Class A                                             1,216,845         38,817
* Genentech, Inc.                                                                451,336         32,550
* Amazon.com, Inc.                                                               805,136         29,379
* General Motors Corp. Class H                                                 2,267,105         29,042
* Gilead Sciences, Inc.                                                          410,852         22,835
* Fox Entertainment Group, Inc.Class A                                           722,143         20,783
  M & T Bank Corp.                                                               245,086         20,641
  Kraft Foods Inc.                                                               571,951         18,617
* EchoStar Communications Corp.Class A                                           500,984         17,344
  E.W. Scripps Co. Class A                                                       165,171         14,654
  Washington Post Co. Class B                                                     19,671         14,417
* Caremark Rx, Inc.                                                              534,928         13,737
  Mylan Laboratories, Inc.                                                       375,508         13,056
  UnionBanCal Corp.                                                              307,699         12,730
* Affiliated Computer Services, Inc. Class A                                     272,383         12,456
* Weatherford International Ltd.                                                 275,926         11,561
* CNA Financial Corp.                                                            460,054         11,317
  GlobalSantaFe Corp.                                                            476,826         11,129
* Express Scripts Inc.                                                           160,464         10,963
* IDEC Pharmaceuticals Corp.                                                     319,562         10,865
  CIT Group Inc.                                                                 434,901         10,720
* MGM Mirage, Inc.                                                               312,264         10,673
  Popular, Inc.                                                                  272,222         10,505
  Microchip Technology, Inc.                                                     419,331         10,328
  Hudson City Bancorp, Inc.                                                      394,056         10,076
  ProLogis REIT                                                                  368,246         10,053
  Vornado Realty Trust REIT                                                      229,395         10,002
  Green Point Financial Corp.                                                    196,095          9,989
* Weight Watchers International, Inc.                                            219,174          9,970
  Murphy Oil Corp.                                                               188,758          9,929
* Millennium Pharmaceuticals, Inc.                                               612,270          9,631
* Juniper Networks, Inc.                                                         778,066          9,625
* Synopsys, Inc.                                                                 154,258          9,541
  Lennar Corp. Class A                                                           131,290          9,387
* Cablevision Systems-NY Group Class A                                           451,011          9,363
  National Commerce Financial Corp.                                              421,026          9,343
* DST Systems, Inc.                                                              244,074          9,275
* Coach, Inc.                                                                    185,954          9,249
* BEA Systems, Inc.                                                              850,726          9,239
  Compass Bancshares Inc.                                                        263,370          9,200
  Royal Caribbean Cruises, Ltd.                                                  396,789          9,190
* Laboratory Corp. of America Holdings                                           301,135          9,079
  Total System Services, Inc.                                                    403,098          8,989
  Archstone-Smith Trust REIT                                                     373,846          8,972
* Barr Laboratories, Inc.                                                        136,522          8,942
* Dean Foods Co.                                                                 278,656          8,778

                                                                            ----

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Public Storage, Inc. REIT                                                      257,891          8,735
  Legg Mason Inc.                                                                133,567          8,675
  Boston Properties, Inc. REIT                                                   197,810          8,664
  Estee Lauder Cos. Class A                                                      254,951          8,549
* L-3 Communications Holdings, Inc.                                              196,546          8,548
  Banknorth Group, Inc.                                                          334,713          8,542
  Valero Energy Corp.                                                            234,828          8,531
  Old Republic International Corp.                                               248,203          8,506
  Fidelity National Financial, Inc.                                              275,816          8,484
  D. R. Horton, Inc.                                                             301,241          8,465
  New York Community Bancorp, Inc.                                               288,930          8,405
  Sovereign Bancorp, Inc.                                                        536,599          8,398
  ENSCO International, Inc.                                                      306,843          8,254
  Kimco Realty Corp. REIT                                                        215,183          8,155
  General Growth Properties Inc. REIT                                            129,289          8,073
* Varian Medical Systems, Inc.                                                   140,044          8,062
* CDW Corp.                                                                      172,615          7,906
* Health Net Inc.                                                                237,004          7,809
  SCANA Corp.                                                                    227,072          7,784
  Tyson Foods, Inc.                                                              720,998          7,657
* Smith International, Inc.                                                      208,259          7,651
  Duke Realty Corp. REIT                                                         277,724          7,651
* Republic Services, Inc. Class A                                                336,451          7,627
  XTO Energy, Inc.                                                               376,260          7,567
* Mohawk Industries, Inc.                                                        135,679          7,534
* Intersil Corp.                                                                 282,344          7,513
* Dollar Tree Stores, Inc.                                                       235,507          7,473
  Transatlantic Holdings, Inc.                                                   108,033          7,470
  iStar Financial Inc. REIT                                                      203,977          7,445
  Expeditors International of Washington, Inc.                                   214,695          7,437
* Westwood One, Inc.                                                             215,268          7,304
* Oxford Health Plans, Inc.                                                      171,503          7,208
* Brinker International, Inc.                                                    199,260          7,177
* IVAX Corp.                                                                     399,714          7,135
* SPX Corp.                                                                      161,532          7,117
* AdvancePCS                                                                     185,883          7,106
  Radian Group, Inc.                                                             191,840          7,031
  Wisconsin Energy Corp.                                                         239,679          6,951
  Rouse Co. REIT                                                                 181,669          6,922
  SEI Corp.                                                                      216,073          6,914
* Williams-Sonoma, Inc.                                                          235,696          6,882
  Omnicare, Inc.                                                                 203,011          6,860
* VeriSign, Inc.                                                                 492,909          6,817
* Lincare Holdings, Inc.                                                         216,044          6,808
  White Mountains Insurance Group Inc.                                            17,229          6,805
  Ross Stores, Inc.                                                              158,996          6,795
* WebMD Corp.                                                                    626,651          6,787
  Hormel Foods Corp.                                                             284,851          6,751
* Pixar, Inc.                                                                    109,467          6,660
  Pepco Holdings, Inc.                                                           347,275          6,654
  DENTSPLY International Inc.                                                    162,331          6,639
* Cadence Design Systems, Inc.                                                   550,226          6,636
  Doral Financial Corp.                                                          148,354          6,624
  ServiceMaster Co.                                                              615,358          6,584
* Smurfit-Stone Container Corp.                                                  504,846          6,578
* Career Education Corp.                                                          95,971          6,566
* Iron Mountain, Inc.                                                            175,851          6,522
* Ameritrade Holding Corp.                                                       873,276          6,471
  Diebold, Inc.                                                                  148,527          6,424
* Expedia Inc.                                                                    84,036          6,419
  Hillenbrand Industries, Inc.                                                   127,099          6,412
* CarMax, Inc.                                                                   212,644          6,411
* Patterson Dental Co.                                                           140,109          6,358
* Level 3 Communications, Inc.                                                   954,507          6,338
* The Dun & Bradstreet Corp.                                                     153,879          6,324
* Pioneer Natural Resources Co.                                                  240,512          6,277
* Metro-Goldwyn-Mayer Inc.                                                       505,248          6,275
* Lear Corp.                                                                     135,974          6,258
* E*TRADE Group, Inc.                                                            735,846          6,255
  Energy East Corp.                                                              300,458          6,237
  First Virginia Banks, Inc.                                                     144,324          6,223
* Lamar Advertising Co. Class A                                                  176,226          6,205
  C.H. Robinson Worldwide, Inc.                                                  173,610          6,174
* ChoicePoint Inc.                                                               177,544          6,129
* NVR, Inc.                                                                       14,832          6,096
  Outback Steakhouse                                                             155,438          6,062
  W.R. Berkley Corp.                                                             113,878          6,001
  Telephone & Data Systems, Inc.                                                 120,280          5,978
  TCF Financial Corp.                                                            149,912          5,972
  Avalonbay Communities, Inc. REIT                                               139,241          5,937
  Manpower Inc.                                                                  159,359          5,911
* Constellation Brands, Inc. Class A                                             187,822          5,898
  Hibernia Corp. Class A                                                         323,233          5,870
  Bunge Ltd.                                                                     205,035          5,864
* Whole Foods Market, Inc.                                                       122,628          5,828
  Neuberger Berman Inc.                                                          144,484          5,766
* SanDisk Corp.                                                                  142,771          5,761
* Storage Technology Corp.                                                       222,569          5,729
* Abercrombie & Fitch Co.                                                        201,637          5,729
* Hispanic Broadcasting Corp.                                                    223,894          5,698
* PanAmSat Corp.                                                                 308,877          5,693
  Questar Corp.                                                                  169,982          5,689
* Cooper Cameron Corp.                                                           112,590          5,672
  A.G. Edwards & Sons, Inc.                                                      165,329          5,654
  Erie Indemnity Co. Class A                                                     136,614          5,635
  Diamond Offshore Drilling, Inc.                                                268,359          5,633
* Park Place Entertainment Corp.                                                 619,178          5,628
  Associated Banc-Corp                                                           152,582          5,627
* Energizer Holdings, Inc.                                                       177,983          5,589
  Mercantile Bankshares Corp.                                                    141,829          5,585

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12
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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Coventry Health Care Inc.                                                      120,851          5,578
  Liberty Property Trust REIT                                                    161,139          5,575
* JetBlue Airways Corp.                                                          131,755          5,572
  The McClatchy Co. Class A                                                       94,639          5,453
* Rent-A-Center, Inc.                                                             71,886          5,450
  Pogo Producing Co.                                                             127,374          5,445
* First Health Group Corp.                                                       196,644          5,427
  Allied Capital Corp.                                                           233,647          5,397
* Patterson-UTI Energy, Inc.                                                     165,353          5,357
  Commerce Bancshares, Inc.                                                      136,241          5,307
  Fastenal Co.                                                                   156,188          5,301
  Commerce Bancorp, Inc.                                                         142,169          5,274
  Harman International Industries, Inc.                                           66,503          5,263
* Michaels Stores, Inc.                                                          137,690          5,240
  Equitable Resources, Inc.                                                      128,461          5,234
  Health Care Properties Investors REIT                                          123,570          5,233
* Markel Corp.                                                                    20,362          5,213
  Belo Corp. Class A                                                             232,553          5,200
  Nuveen Investments, Inc.Class A                                                190,328          5,185
* Entercom Communications Corp.                                                  105,785          5,185
* Ceridian Corp.                                                                 305,242          5,180
  Fair, Isaac, Inc.                                                              100,674          5,180
* Smithfield Foods, Inc.                                                         225,271          5,163
  Student Loan Corp.                                                              40,966          5,162
* Pride International, Inc.                                                      274,006          5,157
  Valley National Bancorp                                                        195,201          5,144
  Beckman Coulter, Inc.                                                          125,840          5,114
  MDU Resources Group, Inc.                                                      152,663          5,113
  Mercury General Corp.                                                          111,896          5,108
* Mid Atlantic Medical Services, Inc.                                             97,126          5,080
* Celgene Corp.                                                                  166,798          5,071
  Arthur J. Gallagher & Co.                                                      185,042          5,033
  Developers Diversified Realty Corp. REIT                                       176,016          5,006
* Host Marriott Corp. REIT                                                       544,521          4,982
  NSTAR                                                                          109,224          4,975
* 99 Cents Only Stores                                                           144,599          4,963
* Hearst-Argyle Television Inc.                                                  190,881          4,944
  The PMI Group Inc.                                                             183,890          4,936
* SICOR, Inc.                                                                    242,455          4,932
  The St. Joe Co.                                                                157,068          4,901
* Krispy Kreme Doughnuts, Inc.                                                   118,761          4,891
* Zebra Technologies Corp. Class A                                                64,651          4,861
* PETsMART, Inc.                                                                 290,948          4,850
* Jacobs Engineering Group Inc.                                                  114,406          4,822
* ImClone Systems, Inc.                                                          151,932          4,804
  Sonoco Products Co.                                                            199,629          4,795
* Gentex Corp.                                                                   156,549          4,792
* Universal Health Services Class B                                              120,551          4,776
* Henry Schein, Inc.                                                              91,232          4,775
  AMB Property Corp. REIT                                                        169,390          4,772
* LAM Research Corp.                                                             261,084          4,754
  Astoria Financial Corp.                                                        170,055          4,750
* Rite Aid Corp.                                                               1,061,114          4,722
* ICOS Corp.                                                                     128,309          4,715
  American National Insurance Co.                                                 54,572          4,715
  Allete, Inc.                                                                   177,128          4,703
* Cephalon, Inc.                                                                 114,107          4,697
  Northeast Utilities                                                            279,484          4,679
* Getty Images, Inc.                                                             112,094          4,629
  Puget Energy, Inc.                                                             193,126          4,610
* Endo Pharmaceuticals Holdings, Inc.                                            272,202          4,606
  Wesco Financial Corp.                                                           14,747          4,601
  Brown & Brown, Inc.                                                            141,556          4,601
* CheckFree Corp.                                                                163,761          4,559
  The Chicago Mercantile Exchange                                                 65,476          4,559
* BISYS Group, Inc.                                                              247,175          4,541
  Leucadia National Corp.                                                        121,593          4,514
* BOK Financial Corp.                                                            116,996          4,513
  Eaton Vance Corp.                                                              142,589          4,506
* Amkor Technology, Inc.                                                         342,749          4,504
* Integrated Circuit Systems, Inc.                                               143,153          4,499
  Lyondell Chemical Co.                                                          332,438          4,498
  City National Corp.                                                            100,932          4,498
  Weingarten Realty Investors REIT                                               107,329          4,497
* U.S. Cellular Corp.                                                            176,667          4,496
* Advance Auto Parts, Inc.                                                        73,620          4,483
  Noble Energy, Inc.                                                             118,327          4,473
  Chesapeake Energy Corp.                                                        442,165          4,466
* GTECH Holdings Corp.                                                           117,152          4,411
  Lafarge North America Inc.                                                     142,431          4,401
  Valspar Corp.                                                                  103,923          4,388
* Corinthian Colleges, Inc.                                                       90,287          4,385
* Vishay Intertechnology, Inc.                                                   330,146          4,358
  Waddell & Reed Financial, Inc.                                                 169,567          4,353
  National Fuel Gas Co.                                                          166,919          4,348
  International Speedway Corp.                                                   109,436          4,324
  Mack-Cali Realty Corp. REIT                                                    118,783          4,321
  Fulton Financial Corp.                                                         217,181          4,315
* Newfield Exploration Co.                                                       114,422          4,297
* Gemstar-TV Guide International, Inc.                                           843,077          4,291
  New Plan Excel Realty Trust REIT                                               200,660          4,284
  Bowater Inc.                                                                   113,938          4,267


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                                                                              13
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
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                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Apogent Technologies Inc.                                                      213,002          4,260
  Forest City Enterprise Class A                                                 102,654          4,255
* Columbia Sportswear Co.                                                         82,570          4,245
  Capitol Federal Financial                                                      151,002          4,245
* Western Digital Corp.                                                          408,835          4,211
* Amylin Pharmaceuticals, Inc.                                                   191,454          4,191
* Owens-Illinois, Inc.                                                           303,865          4,184
* MEMC Electronic Materials, Inc.                                                425,084          4,166
* Agere Systems Inc. Class A                                                   1,786,085          4,162
  DPL Inc.                                                                       260,370          4,150
  Bank of Hawaii Corp.                                                           124,587          4,130
  Regency Centers Corp. REIT                                                     118,017          4,128
  Harris Corp.                                                                   137,306          4,126
* Alliant Techsystems, Inc.                                                       79,422          4,123
  Great Plains Energy, Inc.                                                      142,679          4,121
* Amphenol Corp.                                                                  87,606          4,102
  J.M. Smucker Co.                                                               102,698          4,097
* Network Associates, Inc.                                                       322,065          4,084
  Viad Corp.                                                                     182,177          4,079
  First American Corp.                                                           154,711          4,077
* Toll Brothers, Inc.                                                            143,320          4,057
* Edwards Lifesciences Corp.                                                     125,749          4,042
  Hospitality Properties Trust REIT                                              128,949          4,030
  Hubbell Inc. Class B                                                           121,427          4,019
* National Instruments Corp.                                                     106,245          4,014
* Packaging Corp. of America                                                     216,057          3,982
* Catellus Development Corp.                                                     180,992          3,982
  CBRL Group, Inc.                                                               102,431          3,980
  Donaldson Co., Inc.                                                             89,475          3,977
  FirstMerit Corp.                                                               173,873          3,975
  Pentair, Inc.                                                                  101,722          3,973
  Wilmington Trust Corp.                                                         135,306          3,971
* ADTRAN Inc.                                                                     77,796          3,969
* Timberland Co.                                                                  74,859          3,957
  United Dominion Realty Trust REIT                                              229,660          3,955
* Invitrogen Corp.                                                               102,970          3,951
  AVX Corp.                                                                      359,387          3,950
* Fisher Scientific International Inc.                                           112,940          3,942
  Reynolds & Reynolds Class A                                                    137,904          3,939
* Varco International, Inc.                                                      200,263          3,925
* Community Health Systems, Inc.                                                 202,691          3,910
* Education Management Corp.                                                      73,509          3,909
  Sky Financial Group, Inc.                                                      179,458          3,898
  Investors Financial Services Corp.                                             133,981          3,887
  Mandalay Resort Group                                                          121,972          3,885
* Emulex Corp.                                                                   170,366          3,879
  PepsiAmericas, Inc.                                                            308,581          3,876
* Aramark Corp. Class B                                                          172,717          3,872
  Foot Locker, Inc.                                                              290,850          3,854
  Annaly Mortgage Management Inc. REIT                                           193,349          3,850
* Triad Hospitals, Inc.                                                          154,481          3,834
  Dial Corp.                                                                     197,024          3,832
* BearingPoint, Inc.                                                             395,892          3,820
  HCC Insurance Holdings, Inc.                                                   129,146          3,819
* National-Oilwell, Inc.                                                         173,546          3,818
  The Macerich Co. REIT                                                          108,607          3,815
  Protective Life Corp.                                                          142,333          3,807
  Pier 1 Imports Inc.                                                            186,411          3,803
* Agere Systems Inc. Class B                                                   1,650,000          3,795
* The Cheesecake Factory                                                         105,700          3,794
* Del Monte Foods Co.                                                            428,428          3,787
* Maxtor Corp.                                                                   504,283          3,787
* Certegy, Inc.                                                                  136,248          3,781
  Unitrin, Inc.                                                                  139,132          3,773
  Nationwide Financial Services, Inc.                                            115,539          3,755
* Chico's FAS, Inc.                                                              177,347          3,733
* PacifiCare Health Systems, Inc.                                                 75,447          3,722
  HON Industries, Inc.                                                           121,193          3,696
* O'Reilly Automotive, Inc.                                                      110,587          3,693
  CONSOL Energy, Inc.                                                            162,278          3,690
* Reliant Resources, Inc.                                                        601,685          3,688
  Tidewater Inc.                                                                 124,800          3,665
  People's Bank                                                                  126,432          3,665
  Cabot Corp.                                                                    127,101          3,648
  Alliant Energy Corp.                                                           190,959          3,634
* West Corp.                                                                     136,310          3,633
  Peabody Energy Corp.                                                           108,018          3,628
* Foundry Networks, Inc.                                                         251,539          3,622
* The Neiman Marcus Group, Inc. Class A                                           98,650          3,611
  Applebee's International, Inc.                                                 114,412          3,596
* Crown Castle International Corp.                                               460,190          3,576
  Ryland Group, Inc.                                                              51,372          3,565
  Webster Financial Corp.                                                         94,309          3,565
* International Rectifier Corp.                                                  132,650          3,558
  BorgWarner, Inc.                                                                55,188          3,554
* J.D. Edwards & Co.                                                             247,971          3,553
* NTL Inc.                                                                       104,100          3,552
* AMR Corp.                                                                      322,600          3,549
  Colonial BancGroup, Inc.                                                       255,237          3,540
  Hawaiian Electric Industries Inc.                                               76,944          3,528
* Kinder Morgan Management, LLC                                                   94,127          3,526
  Vectren Corp.                                                                  140,632          3,523
  Clayton Homes Inc.                                                             280,348          3,518
  Trizec Properties, Inc. REIT                                                   309,435          3,518
* Renal Care Group, Inc.                                                          99,855          3,516
* American Tower Corp. Class A                                                   396,740          3,511
  Talbots Inc.                                                                   118,611          3,493
  Chelsea Property Group REIT                                                     86,630          3,492

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14
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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* 3Com Corp.                                                                     746,154          3,492
  OGE Energy Corp.                                                               163,131          3,486
  Harte-Hanks, Inc.                                                              183,422          3,485
* Kmart Holding Corp.                                                            128,500          3,476
  Roslyn Bancorp, Inc.                                                           161,627          3,473
* McDATA Corp. Class A                                                           236,133          3,464
  Teleflex Inc.                                                                   81,376          3,463
* Performance Food Group Co.                                                      93,445          3,457
* Sirius Satellite Radio, Inc.                                                 2,042,259          3,451
* Ingram Micro, Inc. Class A                                                     312,320          3,436
  Lee Enterprises, Inc.                                                           91,352          3,428
  Philadelphia Suburban Corp.                                                    140,063          3,415
  Martin Marietta Materials, Inc.                                                101,400          3,408
  Cullen/Frost Bankers, Inc.                                                     105,955          3,401
  Crescent Real Estate, Inc. REIT                                                204,589          3,398
  Precision Castparts Corp.                                                      109,263          3,398
  Arden Realty Group, Inc. REIT                                                  130,726          3,392
* Human Genome Sciences, Inc.                                                    266,420          3,389
* DaVita, Inc.                                                                   126,356          3,384
* DeVry, Inc.                                                                    144,679          3,370
  Raymond James Financial, Inc.                                                  100,863          3,334
* Pharmaceutical Resources, Inc.                                                  68,454          3,331
  John Wiley & Sons Class A                                                      127,085          3,330
* Rambus Inc.                                                                    200,941          3,330
  BancorpSouth, Inc.                                                             159,401          3,324
  Washington Federal Inc.                                                        143,662          3,323
  Tootsie Roll Industries, Inc.                                                  108,947          3,322
  AGL Resources Inc.                                                             130,352          3,316
* STERIS Corp.                                                                   143,427          3,312
* Pharmaceutical Product Development, Inc.                                       114,917          3,302
  Reinsurance Group of America, Inc.                                             102,528          3,291
  Lubrizol Corp.                                                                 106,018          3,285
  RPM International, Inc.                                                        238,697          3,282
  American Financial Group, Inc.                                                 143,822          3,279
  Independence Community Bank Corp.                                              116,176          3,278
  Ruby Tuesday, Inc.                                                             131,666          3,256
  Park National Corp.                                                             28,468          3,252
* Stericycle, Inc.                                                                84,349          3,246
  Pan Pacific Retail Properties, Inc. REIT                                        82,367          3,241
* Neurocrine Biosciences, Inc.                                                    64,702          3,231
  Federal Realty Investment Trust REIT                                           100,878          3,228
  Jack Henry & Associates Inc.                                                   181,142          3,223
* Swift Transportation Co., Inc.                                                 173,024          3,222
* Interactive Data Corp.                                                         190,421          3,218
* Eon Labs, Inc.                                                                  91,136          3,203
  Medicis Pharmaceutical Corp.                                                    56,358          3,195
* The Corporate Executive Board Co.                                               78,026          3,185
  Friedman, Billings,Ramsey Group, Inc.                                          236,381          3,168
* Scotts Co.                                                                      63,894          3,163
  Hudson United Bancorp                                                           92,565          3,161
* Arrow Electronics, Inc.                                                        207,350          3,160
  StanCorp Financial Group, Inc.                                                  60,501          3,159
  Trustmark Corp.                                                                123,944          3,157
  BRE Properties Inc. Class A REIT                                                94,820          3,148
* Westport Resources Corp.                                                       138,115          3,142
* Sepracor Inc.                                                                  173,601          3,130
* Tech Data Corp.                                                                117,104          3,128
* Avnet, Inc.                                                                    246,319          3,123
* Cypress Semiconductor Corp.                                                    259,742          3,117
* Cognizant Technology Solutions Corp.                                           127,500          3,106
* Barnes & Noble, Inc.                                                           134,424          3,098
* Fairchild Semiconductor International, Inc.                                    241,100          3,084
  The Timken Co.                                                                 175,987          3,082
  Mills Corp. REIT                                                                91,446          3,068
  FactSet Research Systems Inc.                                                   69,578          3,065
* J.B. Hunt Transport Services, Inc.                                              81,019          3,058
  Herman Miller, Inc.                                                            151,264          3,057
  Thornburg Mortgage, Inc. REIT                                                  122,801          3,033
  Helmerich & Payne, Inc.                                                        103,639          3,026
* Cincinnati Bell Inc.                                                           451,027          3,022
* Charles River Laboratories, Inc.                                                93,889          3,021
  Harsco Corp.                                                                    83,738          3,019
  ONEOK, Inc.                                                                    153,775          3,019
* Furniture Brands International Inc.                                            115,546          3,016
  Old National Bancorp                                                           130,929          3,011
  Graco, Inc.                                                                     93,894          3,005
* Glamis Gold, Ltd.                                                              260,543          2,988
  CarrAmerica Realty Corp. REIT                                                  107,423          2,987
  Flagstar Bancorp, Inc.                                                         121,974          2,982
* Station Casinos, Inc.                                                          117,784          2,974
  Fresh Del Monte Produce Inc.                                                   115,646          2,971
  Westamerica Bancorporation                                                      68,835          2,965
* Andrx Group                                                                    148,123          2,948
* Alleghany Corp.                                                                 15,430          2,947
* Grant Prideco, Inc.                                                            250,171          2,940
  CenterPoint Properties Corp. REIT                                               47,802          2,928
  ICN Pharmaceuticals, Inc.                                                      173,212          2,903
* Hovnanian Enterprises Class A                                                   49,215          2,901
  MDC Holdings, Inc.                                                              60,065          2,900
* NBTY, Inc.                                                                     137,567          2,897
* Bio-Rad Laboratories, Inc. Class A                                              52,265          2,893
* Brocade Communications Systems, Inc.                                           490,703          2,890
  IndyMac Bancorp, Inc. REIT                                                     113,685          2,890
* Key Energy Services, Inc.                                                      267,649          2,869
  Lancaster Colony Corp.                                                          74,065          2,863

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                                                                              15

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Borders Group, Inc.                                                            162,565          2,863
* FMC Technologies Inc.                                                          135,602          2,854
* Advanced Fibre Communications, Inc.                                            175,288          2,852
  ArvinMeritor, Inc.                                                             141,314          2,852
* Saks Inc.                                                                      293,950          2,851
  Rayonier Inc.                                                                   86,314          2,848
* Avocent Corp.                                                                   94,996          2,843
* Polycom, Inc.                                                                  205,052          2,842
* WFS Financial, Inc.                                                             84,759          2,840
  F.N.B. Corp.                                                                    93,837          2,840
  International Bancshares Corp.                                                  79,807          2,838
  Camden Property Trust REIT                                                      80,978          2,830
* Apria Healthcare Group Inc.                                                    113,425          2,822
  Odyssey Re Holdings Corp.                                                      133,686          2,821
  American Capital Strategies, Ltd.                                              113,083          2,820
  Polaris Industries, Inc.                                                        45,663          2,804
  Werner Enterprises, Inc.                                                       131,845          2,795
  First Midwest Bancorp, Inc.                                                     96,900          2,792
  Imation Corp.                                                                   73,759          2,790
* Valassis Communications, Inc.                                                  108,390          2,788
  Cousins Properties, Inc. REIT                                                   99,693          2,781
  Media General, Inc. Class A                                                     48,522          2,775
  Jefferies Group, Inc.                                                           55,683          2,772
* AmeriCredit Corp.                                                              321,624          2,750
  UGI Corp. Holding Co.                                                           86,709          2,749
  Realty Income Corp. REIT                                                        71,958          2,740
  Reader's Digest Association, Inc.                                              202,580          2,731
  Global Payments Inc.                                                            76,797          2,726
* Sybase, Inc.                                                                   195,748          2,723
* Cytec Industries, Inc.                                                          80,402          2,718
  Western Gas Resources, Inc.                                                     68,597          2,716
  Ethan Allen Interiors, Inc.                                                     77,189          2,714
* Silicon Laboratories Inc.                                                      101,859          2,714
  Church & Dwight, Inc.                                                           82,902          2,713
* Macromedia, Inc.                                                               128,849          2,711
* ITT Educational Services, Inc.                                                  92,644          2,710
* ResMed Inc.                                                                     69,058          2,707
* Protein Design Labs, Inc.                                                      193,609          2,707
  HRPT Properties Trust REIT                                                     293,057          2,696
* Acxiom Corp.                                                                   178,537          2,694
* Interdigital Communications Corp.                                              115,098          2,690
  WGL Holdings Inc.                                                              100,622          2,687
  Carlisle Co., Inc.                                                              63,464          2,676
  CBL & AssociatesProperties, Inc. REIT                                           62,168          2,673
* Red Hat, Inc.                                                                  353,032          2,672
  WPS Resources Corp.                                                             66,463          2,672
* American Eagle Outfitters, Inc.                                                147,297          2,669
  AptarGroup Inc.                                                                 74,065          2,666
* AnnTaylor Stores Corp.                                                          91,964          2,662
* Affiliated Managers Group, Inc.                                                 43,668          2,662
  IKON Office Solutions, Inc.                                                    298,675          2,658
  Piedmont Natural Gas, Inc.                                                      68,454          2,657
* Activision, Inc.                                                               205,495          2,655
* Zale Corp.                                                                      66,370          2,655
  Seagate Technology                                                             150,272          2,652
* AGCO Corp.                                                                     155,174          2,650
  Valhi, Inc.                                                                    274,835          2,644
  Whitney Holdings Corp.                                                          82,633          2,642
* Extended Stay America, Inc.                                                    194,447          2,623
  La-Z-Boy Inc.                                                                  116,972          2,618
* Respironics, Inc.                                                               69,755          2,617
* The Yankee Candle Co., Inc.                                                    112,487          2,612
* DoubleClick Inc.                                                               281,892          2,608
  The MONY Group Inc.                                                             96,723          2,607
  Regis Corp.                                                                     89,576          2,602
* Nextel Partners, Inc.                                                          356,263          2,601
  CNF Inc.                                                                       102,334          2,597
* Techne Corp.                                                                    85,526          2,595
  Blyth, Inc.                                                                     95,182          2,589
  Provident Financial Group, Inc.                                                100,991          2,588
* Marvel Enterprises Inc.                                                        135,000          2,579
* P.F. Chang's China Bistro, Inc.                                                 52,296          2,573
  Claire's Stores, Inc.                                                          101,241          2,567
* Perot Systems Corp.                                                            225,882          2,566
* Emmis Communications, Inc.                                                     111,773          2,565
  Atmos Energy Corp.                                                             103,091          2,557
  Health Care Inc. REIT                                                           83,720          2,553
  LaBranche & Co. Inc.                                                           123,388          2,553
  First Industrial Realty Trust REIT                                              80,780          2,553
* Hyperion Solutions Corp.                                                        75,484          2,548
  Healthcare Realty Trust Inc. REIT                                               86,997          2,536
* Cabot Microelectronics Corp.                                                    50,200          2,534
  21st Century Insurance Group                                                   176,225          2,520
  UCBH Holdings, Inc.                                                             87,450          2,508
* Pacific Sunwear of
   California, Inc.                                                              103,886          2,503
* Forest Oil Corp.                                                                99,372          2,496
  Ametek, Inc.                                                                    68,089          2,495
  Airgas, Inc.                                                                   148,938          2,495
* INAMED Corp.                                                                    46,448          2,494
* Earthlink, Inc.                                                                315,357          2,488
  Pacific Capital Bancorp                                                         70,856          2,484
  Arch Coal, Inc.                                                                108,047          2,483
  Essex Property Trust, Inc. REIT                                                 43,366          2,483
  United Bankshares, Inc.                                                         86,575          2,480
* Veridian Corp.                                                                  70,920          2,474
* XM Satellite Radio Holdings, Inc.                                              223,775          2,473
  Roper Industries Inc.                                                           66,442          2,472
  Kennametal, Inc.                                                                73,027          2,471
* Cree, Inc.                                                                     151,535          2,467
* American Axle & Manufacturing Holdings, Inc.                                   103,149          2,465

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16
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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Ventas, Inc. REIT                                                              162,719          2,465
  Highwood Properties, Inc. REIT                                                 110,409          2,462
* United Stationers, Inc.                                                         68,042          2,461
* Select Medical Corp.                                                            98,966          2,457
  IDEX Corp.                                                                      67,663          2,452
  Shurgard Storage Centers, Inc.
                     Class A REIT                                                 74,126          2,452
* Atmel Corp.                                                                    968,098          2,449
* Panera Bread Co.                                                                61,144          2,446
* Cytyc Corp.                                                                    232,234          2,443
  Staten Island Bancorp, Inc.                                                    125,182          2,439
  Florida Rock Industries, Inc.                                                   59,020          2,436
  Diagnostic Products Corp.                                                       59,276          2,433
* Crown Holdings, Inc.                                                           340,567          2,432
* Take-Two Interactive
                     Software, Inc.                                               85,775          2,431
  Prentiss Properties Trust REIT                                                  81,038          2,430
* Charter Communications, Inc.                                                   610,332          2,423
* Varian, Inc.                                                                    69,880          2,423
* Scholastic Corp.                                                                81,352          2,423
* OSI Pharmaceuticals, Inc.                                                       75,075          2,418
  Westar Energy, Inc.                                                            148,958          2,418
* IDEXX Laboratories Corp.                                                        71,542          2,410
  Energen Corp.                                                                   72,313          2,408
  Citizens Banking Corp.                                                          89,662          2,400
  Thor Industries, Inc.                                                           58,798          2,400
  Hilb, Rogal and Hamilton Co.                                                    70,352          2,395
  W Holding Co., Inc.                                                            141,201          2,389
  Polo Ralph Lauren Corp.                                                         92,619          2,389
  Downey Financial Corp.                                                          57,833          2,389
* Service Corp. International                                                    616,754          2,387
* Affymetrix, Inc.                                                               121,087          2,387
  Commerce Group, Inc.                                                            65,881          2,385
  Albemarle Corp.                                                                 85,243          2,384
* Overture Services, Inc.                                                        131,294          2,380
* Premcor, Inc.                                                                  110,456          2,380
  Speedway Motorsports, Inc.                                                      87,967          2,358
* Meridian Gold Co.                                                              204,960          2,355
* Integrated Device Technology Inc.                                              213,014          2,354
* Sonus Networks, Inc.                                                           466,958          2,349
  Superior Industries International, Inc.                                         56,171          2,342
* Southern Union Co.                                                             138,268          2,342
  Heritage Property Investment Trust REIT                                         86,212          2,335
* Conexant Systems, Inc.                                                         556,604          2,332
* Martek Biosciences Corp.                                                        54,214          2,328
  DQE Inc.                                                                       154,093          2,322
* R.H. Donnelley Corp.                                                            63,523          2,317
* Vertex Pharmaceuticals, Inc.                                                   158,422          2,313
* Stone Energy Corp.                                                              54,869          2,300
  Alpharma, Inc. Class A                                                         106,460          2,300
* 7-Eleven, Inc.                                                                 217,850          2,298
* Electronics for Imaging, Inc.                                                  113,237          2,298
* Heartland Express, Inc.                                                        103,219          2,297
* Cymer, Inc.                                                                     71,603          2,292
* Southwest Bancorporation of Texas, Inc.                                         70,501          2,292
* RF Micro Devices, Inc.                                                         379,997          2,288
  Patina Oil & Gas Corp.                                                          71,147          2,287
* Covance, Inc.                                                                  126,332          2,287
  AmerUs Group Co.                                                                81,110          2,286
* Boyd Gaming Corp.                                                              132,465          2,286
  Regal Entertainment Group Class A                                               96,664          2,279
  Alexander & Baldwin, Inc.                                                       85,769          2,275
* Tom Brown, Inc.                                                                 81,732          2,271
  Skywest, Inc.                                                                  119,034          2,269
  First BanCorp Puerto Rico                                                       82,628          2,268
  The South Financial Group, Inc.                                                 97,095          2,265
* Quest Software, Inc.                                                           190,305          2,265
  Westcorp, Inc.                                                                  80,845          2,264
  First Citizens BancShares Class A                                               22,424          2,261
  SL Green Realty Corp. REIT                                                      64,778          2,260
  Sensient Technologies Corp.                                                     98,177          2,257
* Fossil, Inc.                                                                    95,750          2,256
* Radio One, Inc. Class D                                                        126,800          2,253
  Briggs & Stratton Corp.                                                         44,498          2,247
* Flowserve Corp.                                                                114,178          2,246
* Beazer Homes USA, Inc.                                                          26,894          2,246
  Perrigo Co.                                                                    143,391          2,243
* Kroll Inc.                                                                      82,571          2,234
  Cooper Cos., Inc.                                                               64,186          2,232
* GlobespanVirata, Inc.                                                          270,391          2,231
  Corn Products International, Inc.                                               74,132          2,226
* Siliconix, Inc.                                                                 61,629          2,225
  Standard Pacific Corp.                                                          67,055          2,224
* TIBCO Software Inc.                                                            435,898          2,219
* Houston Exploration Co.                                                         63,680          2,210
* United Rentals, Inc.                                                           159,005          2,209
  Greater Bay Bancorp                                                            107,414          2,206
* RealNetworks, Inc.                                                             325,383          2,206
  Community First Bankshares, Inc.                                                80,566          2,199
* Tuesday Morning Corp.                                                           83,611          2,199
  Washington REIT                                                                 80,598          2,192
* Arbitron Inc.                                                                   61,249          2,187
  Universal Corp. (VA)                                                            51,624          2,184
* United Online, Inc.                                                             86,146          2,183
* Evergreen Resources, Inc.                                                       40,076          2,177
* Hollywood Entertainment Corp.                                                  126,462          2,175
* BJ's Wholesale Club, Inc.                                                      144,000          2,169
* Accredo Health, Inc.                                                            99,175          2,162
  PNM Resources Inc.                                                              80,530          2,154
* FLIR Systems, Inc.                                                              71,360          2,152

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                                                                              17
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                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Semtech Corp.                                                                  150,938          2,149
* Sycamore Networks, Inc.                                                        561,124          2,149
* Linens 'n Things, Inc.                                                          91,020          2,149
  New Century Financial Corp.                                                     49,166          2,146
  Fremont General Corp.                                                          156,610          2,146
  Equity One, Inc. REIT                                                          130,784          2,145
* Fidelity National Information Solutions, Inc.                                   81,804          2,133
* FTI Consulting, Inc.                                                            85,178          2,127
  Texas Regional Bancshares, Inc.                                                 60,994          2,116
* Vitesse Semiconductor Corp.                                                    428,400          2,108
* Varian Semiconductor Equipment Associates, Inc.                                 70,746          2,105
  Airborne, Inc.                                                                  99,990          2,090
  IDACORP, Inc.                                                                   79,568          2,089
  Callaway Golf Co.                                                              157,947          2,088
* CEC Entertainment Inc.                                                          56,467          2,085
  Oshkosh Truck Corp.                                                             35,116          2,083
  Alfa Corp.                                                                     163,801          2,082
* Kronos, Inc.                                                                    40,884          2,077
  Reckson Associates Realty Corp. REIT                                            99,518          2,076
  Chittenden Corp.                                                                75,766          2,072
* Landstar System, Inc.                                                           32,904          2,068
* Choice Hotel International, Inc.                                                75,717          2,068
* Sonic Corp.                                                                     81,137          2,063
  Invacare Corp.                                                                  62,420          2,060
  Massey Energy Co.                                                              155,960          2,051
* Genta Inc.                                                                     153,870          2,050
* Waste Connections, Inc.                                                         58,409          2,047
* Intergraph Corp.                                                                95,169          2,046
  Olin Corp.                                                                     119,562          2,045
* Avid Technology, Inc.                                                           58,243          2,043
  Minerals Technologies, Inc.                                                     41,971          2,042
  Post Properties, Inc. REIT                                                      77,020          2,041
  FIrst Niagara Financial Group, Inc.                                            146,185          2,041
* CACI International, Inc.                                                        59,437          2,039
* Continental Airlines, Inc. Class B                                             136,093          2,037
  The Toro Co.                                                                    51,204          2,035
* Legato Systems, Inc.                                                           242,106          2,031
  Grey Global Group Inc.                                                           2,628          2,030
  Hollinger International, Inc.                                                  187,976          2,025
  Home Properties of New York, Inc. REIT                                          57,427          2,024
* Trimeris, Inc.                                                                  44,241          2,021
* Mentor Graphics Corp.                                                          139,510          2,020
* Gen-Probe Inc.                                                                  49,300          2,015
* Cimarex Energy Co.                                                              84,782          2,014
* Arch Capital Group Ltd.                                                         57,753          2,006
  Black Hills Corp.                                                               65,287          2,004
  Bob Evans Farms, Inc.                                                           72,483          2,003
* Ascential Software Corp.                                                       121,497          1,997
* Northwest Airlines Corp. Class A                                               176,824          1,996
* Anteon International Corp.                                                      71,464          1,995
* Macrovision Corp.                                                               99,978          1,992
* Genencor International Inc.                                                    120,912          1,991
* Documentum, Inc.                                                               101,198          1,991
* ExpressJet Holdings, Inc.                                                      131,724          1,989
  Arrow International, Inc.                                                       45,037          1,988
  Fred's, Inc.                                                                    53,473          1,988
  New Jersey Resources Corp.                                                      55,998          1,988
* Ligand Pharmaceuticals Inc.Class B                                             146,061          1,985
* Entegris Inc.                                                                  147,561          1,983
  Delphi Financial Group, Inc.                                                    42,310          1,980
  Clarcor Inc.                                                                    51,297          1,977
* Micrel, Inc.                                                                   190,276          1,977
* Cox Radio, Inc.                                                                 85,544          1,977
* Allmerica Financial Corp.                                                      109,760          1,975
  Taubman Co. REIT                                                               103,034          1,974
* Ultra Petroleum Corp.                                                          152,636          1,971
  Commercial Federal Corp.                                                        92,748          1,966
* Cognex Corp.                                                                    87,908          1,965
* K-V Pharmaceutical Co. Class A                                                  70,589          1,962
* Catalina Marketing Corp.                                                       110,622          1,952
* Skyworks Solutions, Inc.                                                       287,874          1,949
* Plantronics, Inc.                                                               89,598          1,942
* Terex Corp.                                                                     99,184          1,936
* Cumulus Media Inc.                                                             102,221          1,935
* Silicon Valley Bancshares                                                       81,234          1,934
* Alliance Gaming Corp.                                                          101,908          1,927
* MKS Instruments, Inc.                                                          106,602          1,926
* Sylvan Learning Systems, Inc.                                                   84,329          1,926
* Knight Transportation, Inc.                                                     77,276          1,924
* Mueller Industries Inc.                                                         70,906          1,922
  York International Corp.                                                        81,860          1,916
  UMB Financial Corp.                                                             45,165          1,915
* Abgenix, Inc.                                                                  182,286          1,912
* Dade Behring Holdings Inc.                                                      83,220          1,912
* Christopher & Banks Corp.                                                       51,587          1,908
* American Financial Realty Trust REIT                                           127,900          1,907
* Lattice Semiconductor Corp.                                                    231,587          1,906
  Susquehanna Bancshares, Inc.                                                    81,588          1,905
* Tetra Tech, Inc.                                                               111,179          1,904
* Unit Corp.                                                                      90,686          1,896
  Ferro Corp.                                                                     84,151          1,896
* The Medicines Co.                                                               96,141          1,893
* Simpson Manufacturing Co.                                                       51,474          1,884
* Exult Inc.                                                                     219,374          1,880
* Keane, Inc.                                                                    137,541          1,875
* Quiksilver, Inc.                                                               112,986          1,863
* VISX Inc.                                                                      106,810          1,853

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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Sybron Dental Specialties, Inc.                                                 78,438          1,851
  Mentor Corp.                                                                    95,448          1,850
* Tractor Supply Co.                                                              38,700          1,848
* Investment Technology Group, Inc.                                               99,136          1,844
  Flowers Foods, Inc.                                                             93,282          1,843
  Albany International Corp.                                                      67,226          1,842
  Colonial Properties Trust REIT                                                  52,068          1,832
* ADVO, Inc.                                                                      41,262          1,832
  Cabot Oil & Gas Corp.                                                           66,307          1,831
* Mediacom Communications Corp.                                                  185,127          1,827
  State Auto Financial Corp.                                                      81,332          1,826
* United Auto Group, Inc.                                                         83,674          1,822
  Brandywine Realty Trust REIT                                                    74,011          1,822
* Odyssey Healthcare, Inc.                                                        49,238          1,822
* Commonwealth Telephone Enterprises, Inc.                                        41,417          1,821
* Philadelphia Consolidated Holding Corp.                                         44,975          1,817
* CNET Networks, Inc.                                                            291,565          1,816
* KEMET Corp.                                                                    179,770          1,816
  Capital Automotive REIT                                                         64,844          1,815
  LandAmerica Financial Group, Inc.                                               38,208          1,815
* Spinnaker Exploration Co.                                                       69,257          1,815
  East West Bancorp, Inc.                                                         49,909          1,804
* Anixter International Inc.                                                      76,952          1,803
* Copart, Inc.                                                                   190,638          1,802
  Chateau Communities, Inc. REIT                                                  60,811          1,799
* Men's Wearhouse, Inc.                                                           82,313          1,799
* NetIQ Corp.                                                                    115,718          1,789
  MAF Bancorp, Inc.                                                               48,150          1,785
* NPS Pharmaceuticals Inc.                                                        73,241          1,783
* Cobalt Corp.                                                                    86,603          1,780
* WCI Communities, Inc.                                                           92,228          1,774
  Trinity Industries, Inc.                                                        95,794          1,773
  Strayer Education, Inc.                                                         22,279          1,770
  MacDermid, Inc.                                                                 67,203          1,767
  Weis Markets, Inc.                                                              56,841          1,763
  Alexandria Real Estate Equities, Inc. REIT                                      39,161          1,762
* National Processing, Inc.                                                      109,416          1,759
  CVB Financial Corp.                                                             90,115          1,759
  Rollins, Inc.                                                                   93,181          1,756
  Lincoln Electric Holdings, Inc.                                                 85,940          1,754
* SERENA Software, Inc.                                                           83,817          1,750
* Payless ShoeSource, Inc.                                                       139,893          1,749
  The Phoenix Cos., Inc.                                                         193,642          1,749
* Entravision Communications Corp.                                               153,976          1,748
* BlackRock, Inc.                                                                 38,796          1,747
* Hot Topic, Inc.                                                                 64,924          1,747
  Federal Signal Corp.                                                            99,356          1,746
* CV Therapeutics, Inc.                                                           58,848          1,745
  Delta & Pine Land Co.                                                           79,203          1,741
* Priceline.com, Inc.                                                             77,722          1,740
* Dionex Corp.                                                                    43,757          1,739
* Hutchinson Technology, Inc.                                                     52,691          1,733
  Kelly Services, Inc. Class A                                                    73,868          1,732
* Pediatrix Medical Group, Inc.                                                   48,561          1,731
  TrustCo Bank NY                                                                156,183          1,731
* Adaptec, Inc.                                                                  221,992          1,727
* Western Wireless Corp. Class A                                                 149,734          1,726
* LifePoint Hospitals, Inc.                                                       82,395          1,725
  R.L.I. Corp.                                                                    52,261          1,719
* CTI Molecular Imaging, Inc.                                                     90,820          1,717
  Hughes Supply, Inc.                                                             49,406          1,714
  Kellwood Co.                                                                    54,104          1,711
* Thoratec Corp.                                                                 114,547          1,707
* Quanta Services, Inc.                                                          239,534          1,701
* Cal Dive International, Inc.                                                    77,998          1,700
* Cerner Corp.                                                                    74,049          1,699
  Banta Corp.                                                                     52,435          1,697
  Liberty Corp.                                                                   39,905          1,696
  Impac Mortgage Holdings, Inc. REIT                                             101,390          1,692
* OfficeMax, Inc.                                                                258,306          1,692
* SCP Pool Corp.                                                                  49,160          1,691
  Cleco Corp.                                                                     97,614          1,691
  A.O. Smith Corp.                                                                59,970          1,688
* USG Corp.                                                                       88,635          1,684
* Penn National Gaming, Inc.                                                      81,932          1,684
* The Titan Corp.                                                                163,458          1,682
* Priority Healthcare Corp. Class B                                               90,441          1,678
* Jack in the Box Inc.                                                            75,164          1,676
  LNR Property Corp.                                                              44,808          1,676
  Brookline Bancorp, Inc.                                                        119,685          1,676
  Nordson Corp.                                                                   70,211          1,675
  N L Industries, Inc.                                                            98,336          1,672
* Maverick Tube Corp.                                                             87,278          1,671
  Cathay Bancorp, Inc.                                                            37,454          1,670
* Ohio Casualty Corp.                                                            126,671          1,670
  GATX Corp.                                                                     101,960          1,667
* FMC Corp.                                                                       73,427          1,662
  Crompton Corp.                                                                 235,489          1,660
* Ariba, Inc.                                                                    557,633          1,656
  Burlington Coat Factory Warehouse Corp.                                         92,509          1,656
  Granite Construction Co.                                                        86,252          1,653
* Oakley, Inc.                                                                   140,111          1,649
* Leapfrog Enterprises, Inc.                                                      51,800          1,648
  Matthews International Corp.                                                    66,459          1,646
* VCA Antech, Inc.                                                                83,633          1,637
  Manufactured Home Communities, Inc. REIT                                        46,579          1,635
* PRIMEDIA Inc.                                                                  535,848          1,634

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                                                                              19
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
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                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Senior Housing Properties Trust REIT                                           120,441          1,633
  The Brink's Co.                                                                111,910          1,631
* Borland Software Corp.                                                         166,428          1,626
* Dycom Industries, Inc.                                                          99,274          1,618
  Nationwide Health Properties, Inc. REIT                                        101,212          1,612
* ProAssurance Corp.                                                              59,551          1,607
  Brady Corp. Class A                                                             48,127          1,605
  Glimcher Realty Trust REIT                                                      71,551          1,603
* ATMI, Inc.                                                                      64,169          1,602
* Alaris Medical, Inc.                                                           123,700          1,602
  Wolverine World Wide, Inc.                                                      83,100          1,601
* Radio One, Inc.                                                                 89,479          1,598
* Cost Plus, Inc.                                                                 44,790          1,597
  IMC Global Inc.                                                                237,629          1,594
  Republic Bancorp, Inc.                                                         118,643          1,592
* Aeropostale, Inc.                                                               73,944          1,588
  Northwest Bancorp, Inc.                                                         99,227          1,588
  First Commonwealth Financial Corp.                                             122,374          1,586
* AMERIGROUP Corp.                                                                42,500          1,581
  Kilroy Realty Corp. REIT                                                        57,364          1,578
  Owens & Minor, Inc. Holding Co.                                                 70,579          1,577
* Manhattan Associates, Inc.                                                      60,603          1,574
* MedQuist, Inc.                                                                  77,730          1,573
* Watson Wyatt & Co. Holdings                                                     67,780          1,571
  Acuity Brands, Inc.                                                             86,411          1,570
  St. Mary Land & Exploration Co.                                                 57,367          1,566
  Overseas Shipholding Group Inc.                                                 71,093          1,565
* Benchmark Electronics, Inc.                                                     50,803          1,563
* AirTran Holdings, Inc.                                                         149,029          1,560
* Hanover Compressor Co.                                                         137,410          1,553
* Wilson Greatbatch Technologies, Inc.                                            42,946          1,550
  ABM Industries Inc.                                                            100,640          1,550
  PS Business Parks, Inc. REIT                                                    43,876          1,549
* IGEN International, Inc.                                                        49,314          1,548
* EMCOR Group, Inc.                                                               31,365          1,548
  Russ Berrie and Co., Inc.                                                       42,348          1,546
  Lennox International Inc.                                                      119,982          1,544
* Corrections Corp. of America REIT                                               60,957          1,544
* Regeneron Pharmaceuticals, Inc.                                                 97,967          1,543
* American Italian Pasta Co.                                                      37,037          1,543
* WilTel Communications, Inc.                                                    104,341          1,538
  Potlatch Corp.                                                                  59,642          1,536
* Journal Register Co.                                                            84,680          1,532
  Hugoton Royalty Trust                                                           83,084          1,529
  Hancock Holding Co.                                                             32,476          1,528
* CSG Systems International, Inc.                                                107,912          1,525
* Kansas City Southern                                                           126,546          1,522
  Centex Construction Products, Inc.                                              37,973          1,522
  Gables Residential Trust REIT                                                   50,344          1,522
* Applera Corp.-Celera Genomics Group                                            147,305          1,520
  John H. Harland Co.                                                             57,881          1,514
  USF Corp.                                                                       56,107          1,513
* Group 1 Automotive, Inc.                                                        46,617          1,511
* Grey Wolf, Inc.                                                                373,852          1,510
* OmniVision Technologies, Inc.                                                   48,378          1,509
* UICI                                                                            99,887          1,505
* Ralcorp Holdings, Inc.                                                          60,302          1,505
  The Pep Boys (Manny, Moe & Jack)                                               111,257          1,503
  Ruddick Corp.                                                                   95,598          1,503
  S & T Bancorp, Inc.                                                             54,776          1,503
* ChipPAC, Inc.                                                                  195,874          1,502
* Rare Hospitality International Inc.                                             45,948          1,502
* Trimble Navigation Ltd.                                                         65,422          1,500
* Denbury Resources, Inc.                                                        111,620          1,499
* ProQuest Co.                                                                    58,085          1,499
* Biosite Inc.                                                                    31,104          1,496
* SEACOR SMIT Inc.                                                                40,994          1,496
* Align Technology, Inc.                                                         119,063          1,494
* EGL, Inc.                                                                       98,249          1,493
  Irwin Financial Corp.                                                           57,611          1,492
  CH Energy Group, Inc.                                                           33,119          1,490
* Genesis Health Ventures, Inc.                                                   84,391          1,490
* Internet Security Systems, Inc.                                                102,723          1,488
  Vintage Petroleum, Inc.                                                        131,867          1,487
  Bandag, Inc.                                                                    39,759          1,482
  Chemical Financial Corp.                                                        49,594          1,478
* Price Communications Corp.                                                     114,457          1,478
  First Financial Bancorp                                                         92,332          1,477
  Sun Communities, Inc. REIT                                                      37,507          1,474
  Southwest Gas Corp.                                                             69,585          1,474
* Integra LifeSciences Holdings                                                   55,494          1,464
  MB Financial, Inc.                                                              36,543          1,463
* THQ Inc.                                                                        81,057          1,459
* Pacer International, Inc.                                                       77,284          1,458
* Power Integrations, Inc.                                                        59,905          1,457
* Joy Global Inc.                                                                 98,590          1,456
* TiVo Inc.                                                                      119,522          1,456
* MPS Group, Inc.                                                                211,562          1,456
  Harleysville Group, Inc.                                                        63,049          1,451
  Winnebago Industries, Inc.                                                      38,273          1,451
* Tanox, Inc.                                                                     90,373          1,450
  Baldor Electric Co.                                                             70,407          1,450
  Casey's General Stores, Inc.                                                   102,276          1,446
  Otter Tail Corp.                                                                53,597          1,446
* Too Inc.                                                                        71,375          1,445
* Urban Outfitters, Inc.                                                          40,204          1,443

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20
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Superior Energy Services, Inc.                                                 152,206          1,443
  Northwest Natural Gas Co.                                                       52,917          1,442
* Quantum Corp.                                                                  355,982          1,442
  Commercial Net Lease Realty REIT                                                83,556          1,441
* Knight Trading Group, Inc.                                                     231,534          1,440
* Progress Software Corp.                                                         69,471          1,440
  Black Box Corp.                                                                 39,747          1,439
* Coherent, Inc.                                                                  60,752          1,439
  Bank Mutual Corp.                                                               44,260          1,438
* Barra, Inc.                                                                     40,284          1,438
  Redwood Trust, Inc. REIT                                                        35,965          1,435
* Alkermes, Inc.                                                                 133,319          1,433
* Sierra Pacific Resources                                                       241,221          1,433
  Santander BanCorp                                                               87,510          1,432
* Renaissance Learning, Inc.                                                      65,239          1,429
* Yellow Corp.                                                                    61,716          1,429
  Horace Mann Educators Corp.                                                     88,550          1,428
* Kirby Corp.                                                                     50,396          1,421
* Tekelec                                                                        125,615          1,419
  Avista Corp.                                                                    99,390          1,406
  Corus Bankshares Inc.                                                           29,003          1,405
* Guitar Center, Inc.                                                             48,300          1,401
* Pinnacle Systems, Inc.                                                         130,651          1,398
* Vicuron Pharmaceuticals Inc.                                                    98,435          1,396
  Selective Insurance Group                                                       55,602          1,393
  Engineered Support Systems, Inc.                                                33,272          1,392
* Insight Communications Co., Inc.                                               105,460          1,390
* Gaylord Entertainment Co. Class A                                               70,910          1,388
  IHOP Corp.                                                                      43,698          1,380
* WellChoice Inc.                                                                 47,000          1,376
* US Oncology, Inc.                                                              186,085          1,375
* Advanced Neuromodulation Systems, Inc.                                          26,558          1,375
  Reliance Steel & Aluminum Co.                                                   66,402          1,375
* MGI Pharma, Inc.                                                                53,552          1,373
* La Quinta Corp. REIT                                                           318,026          1,371
* Technical Olympic USA, Inc.                                                     57,933          1,369
* UNOVA, Inc.                                                                    122,828          1,363
* Inveresk Research Group Inc.                                                    75,100          1,359
  Novastar Financial, Inc. REIT                                                   22,748          1,359
* CMGI Inc.                                                                      813,871          1,359
  Dime Community Bancshares                                                       53,392          1,359
* ILEX Oncology, Inc.                                                             69,880          1,356
* FileNET Corp.                                                                   75,101          1,355
  Farmer Brothers, Inc.                                                            3,993          1,355
* CSK Auto Corp.                                                                  93,723          1,354
  Modine Manufacturing Co.                                                        69,916          1,354
  Vector Group Ltd.                                                               77,336          1,353
* Steel Dynamics, Inc.                                                            98,578          1,351
  Glatfelter                                                                      91,191          1,345
* Maguire Properties, Inc. REIT                                                   69,800          1,344
  National Penn Bancshares Inc.                                                   47,837          1,343
  Landry's Restaurants, Inc.                                                      56,815          1,341
* Universal Compression Holdings, Inc.                                            64,164          1,338
* URS Corp.                                                                       68,677          1,336
* FormFactor Inc.                                                                 75,500          1,336
  Georgia Gulf Corp.                                                              67,476          1,336
  Analogic Corp.                                                                  27,384          1,335
  First Financial Bankshares, Inc.                                                39,856          1,334
* Lexar Media, Inc.                                                              139,626          1,332
  Boston Private Financial  Holdings, Inc.                                        63,099          1,330
* Meritage Corp.                                                                  26,900          1,325
* Enzo Biochem, Inc.                                                              61,552          1,325
* Offshore Logistics, Inc.                                                        60,826          1,323
  NDCHealth Corp.                                                                 72,062          1,322
  Longs Drug Stores, Inc.                                                         79,513          1,320
  Kaydon Corp.                                                                    63,164          1,314
  Net.Bank, Inc.                                                                  99,696          1,312
  BankAtlantic Bancorp, Inc. Class A                                             110,133          1,309
  NBT Bancorp, Inc.                                                               67,631          1,309
* Exar Corp.                                                                      82,426          1,305
* Triarc Cos., Inc. Class A                                                       43,496          1,304
* Oceaneering International, Inc.                                                 50,942          1,302
  UniSource Energy Corp.                                                          69,154          1,300
* Ciber, Inc.                                                                    184,857          1,298
* Lin TV Corp.                                                                    55,076          1,297
* Wright Medical Group, Inc.                                                      68,229          1,296
* Extreme Networks, Inc.                                                         244,542          1,296
* Six Flags, Inc.                                                                191,130          1,296
* FEI Co.                                                                         69,056          1,295
* Digene Corp.                                                                    47,544          1,295
* Sonic Automotive, Inc.                                                          59,044          1,294
* MSC Industrial Direct Co., Inc.  Class A                                        72,270          1,294
* DRS Technologies, Inc.                                                          46,312          1,293
  M/I Schottenstein Homes, Inc.                                                   30,276          1,292
* AmSurg Corp.                                                                    42,359          1,292
* BioMarin Pharmaceutical Inc.                                                   132,331          1,292
* Checkpoint Systems, Inc.                                                        91,183          1,290
* RSA Security Inc.                                                              119,993          1,290
  H.B. Fuller Co.                                                                 58,444          1,287
* Corvis Corp.                                                                   857,387          1,286
* Syntel, Inc.                                                                    81,727          1,286
  Provident Bankshares Corp.                                                      50,578          1,285
* Hydrill Co.                                                                     47,128          1,284
* El Paso Electric Co.                                                           104,137          1,284
  WD-40 Co.                                                                       44,971          1,284
  Spartech Corp.                                                                  60,519          1,284

                                                                            ----
                                                                              21
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Digital Insight Corp.                                                           67,047          1,277
* Advanced Digital Information Corp.                                             127,739          1,276
  G & K Services, Inc. Class A                                                    43,080          1,275
* Ask Jeeves, Inc.                                                                92,700          1,275
* Argosy Gaming Co.                                                               60,936          1,274
  FelCor Lodging Trust, Inc. REIT                                                162,085          1,272
* Enterasys Networks, Inc.                                                       419,820          1,272
  PFF Bancorp, Inc.                                                               32,900          1,272
  K-Swiss, Inc.                                                                   36,780          1,270
  Russell Corp.                                                                   66,705          1,267
  GBC Bancorp                                                                     32,995          1,267
* Wynn Resorts Ltd.                                                               71,600          1,267
  Waypoint Financial Corp.                                                        70,176          1,266
* United Surgical Partners International, Inc.                                    56,033          1,266
* Packeteer, Inc.                                                                 81,010          1,261
* Axcelis Technologies, Inc.                                                     206,003          1,261
* Verint Systems Inc.                                                             49,419          1,256
  Wabtec Corp.                                                                    90,260          1,256
* Financial Federal Corp.                                                         51,445          1,255
  MCG Capital Corp.                                                               86,400          1,253
* Ryan's Family Steak Houses, Inc.                                                89,463          1,252
  Blockbuster Inc. Class A                                                        74,328          1,252
* American Management Systems, Inc.                                               87,692          1,252
* Credit Acceptance Corp.                                                        124,090          1,252
  Independent Bank Corp. (MI)                                                     48,727          1,252
* CUNO Inc.                                                                       34,654          1,252
* Aeroflex, Inc.                                                                 161,530          1,250
* Technitrol, Inc.                                                                83,060          1,250
* Steak n Shake Co.                                                               81,918          1,249
  Millennium Chemicals, Inc.                                                     131,341          1,249
* The Warnaco Group, Inc.                                                         92,850          1,249
* Micromuse Inc.                                                                 156,153          1,248
  Franklin Electric, Inc.                                                         22,400          1,247
* Atlantic Coast Airlines Holdings Inc.                                           92,266          1,245
* Sola International Inc.                                                         71,498          1,244
* Lone Star Technologies, Inc.                                                    58,711          1,243
* First Federal Financial Corp.                                                   35,225          1,243
  Hudson River Bancorp. Inc.                                                      44,475          1,242
  Alabama National BanCorporation                                                 25,592          1,241
* Movie Gallery, Inc.                                                             67,244          1,241
  Cubic Corp.                                                                     55,583          1,235
* eSPEED, Inc. Class A                                                            62,476          1,235
  Kimball International, Inc. Class B                                             79,107          1,234
* The Advisory Board Co.                                                          30,412          1,232
  Royal Gold, Inc.                                                                57,336          1,232
  The Manitowoc Co., Inc.                                                         55,236          1,232
* Wireless Facilities, Inc.                                                      103,467          1,231
* BankUnited Financial Corp.                                                      61,094          1,231
* aQuantive, Inc.                                                                117,175          1,230
  South Jersey Industries, Inc.                                                   33,344          1,229
  Cambrex Corp.                                                                   53,348          1,228
* Navigant Consulting, Inc.                                                      103,598          1,228
  Oriental Financial Group Inc.                                                   47,668          1,225
* Oil States International, Inc.                                                 101,193          1,224
  UIL Holdings Corp.                                                              30,181          1,224
  Arkansas Best Corp.                                                             51,400          1,223
* DSP Group Inc.                                                                  56,786          1,223
  Bowne & Co., Inc.                                                               93,779          1,222
* MAXIMUS, Inc.                                                                   44,222          1,222
  Empire District Electric Co.                                                    56,147          1,221
* TBC Corp.                                                                       63,966          1,219
* Albany Molecular Research, Inc.                                                 80,430          1,214
  Anchor Bancorp Wisconsin Inc.                                                   50,836          1,214
  Pacific Northwest Bancorp                                                       34,904          1,213
  United Community Banks, Inc.                                                    48,529          1,212
  Harbor Florida Bancshares, Inc.                                                 50,567          1,212
  Anthracite Capital Inc. REIT                                                   100,304          1,210
  Rock-Tenn Co.                                                                   71,360          1,210
  Sterling Bancshares, Inc.                                                       92,405          1,209
  USEC Inc.                                                                      172,094          1,208
  Wausau-Mosinee Paper Corp.                                                     107,763          1,207
* Bright Horizons Family Solutions, Inc.                                          35,959          1,207
* Encore Acquisition Co.                                                          62,882          1,204
* Aztar Corp.                                                                     74,744          1,204
* Impax Laboratories, Inc.                                                       100,049          1,200
  Tredegar Corp.                                                                  80,012          1,199
  Thomas Industries, Inc.                                                         44,300          1,198
  CARBO Ceramics Inc.                                                             32,169          1,198
* Trex Co., Inc.                                                                  30,495          1,197
* Viasys Healthcare Inc.                                                          57,796          1,196
  Amcore Financial, Inc.                                                          51,381          1,196
  R & G Financial Corp. Class B                                                   40,255          1,196
* Akamai Technologies, Inc.                                                      245,848          1,195
  PolyMedica Corp.                                                                26,084          1,194
* Pegasus Solutions Inc.                                                          73,469          1,194
* Photronics Inc.                                                                 68,343          1,193
* Kyphon Inc.                                                                     78,681          1,190
  Interstate Bakeries Corp.                                                       93,637          1,189
* Atrix Laboratories, Inc.                                                        54,041          1,188
* Telik, Inc.                                                                     73,876          1,187
* Silgan Holdings, Inc.                                                           37,951          1,187
* Alaska Air Group, Inc.                                                          55,268          1,185
* Scientific Games Corp.                                                         125,785          1,182
* Electronics Boutique Holdings Corp.                                             51,160          1,182
* WebEx Communications, Inc.                                                      84,718          1,182
  The Stride Rite Corp.                                                          118,530          1,181
* MICROS Systems, Inc.                                                            35,791          1,180

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22
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* CommScope, Inc.                                                                124,215          1,180
* Photon Dynamics, Inc.                                                           42,685          1,179
  Holly Corp.                                                                     42,723          1,179
* Newport Corp.                                                                   79,570          1,178
* Newpark Resources, Inc.                                                        214,769          1,177
  Sanderson Farms, Inc.                                                           41,873          1,177
* American Healthways Inc.                                                        32,550          1,176
  Charter Financial Corp.                                                         41,604          1,175
* Westell Technologies, Inc.                                                     135,840          1,175
* Hecla Mining Co.                                                               277,524          1,174
  Getty Realty Holding Corp. REIT                                                 52,547          1,173
* Chiquita Brands International, Inc.                                             82,962          1,172
* Charming Shoppes, Inc.                                                         235,862          1,172
  Zenith National Insurance Corp.                                                 41,106          1,172
  MFA Mortgage Investments, Inc. REIT                                            116,519          1,170
  Roadway Corp.                                                                   40,984          1,169
  American States Water Co.                                                       42,808          1,169
  MGE Energy, Inc.                                                                37,076          1,168
* Veritas DGC Inc.                                                               101,474          1,167
* Alexander's, Inc. REIT                                                          13,968          1,166
* Kos Pharmaceuticals, Inc.                                                       49,600          1,164
* ESCO Technologies Inc.                                                          26,311          1,158
* LendingTree, Inc.                                                               47,291          1,158
* Informatica Corp.                                                              167,399          1,157
* Sharper Image Corp.                                                             42,417          1,157
* CompuCredit Corp.                                                               95,091          1,155
  BancFirst Corp.                                                                 22,258          1,154
* Trammell Crow Co.                                                              108,747          1,154
  Lexington Corporate Properties Trust REIT                                       65,100          1,152
  The Trust Co. of New Jersey                                                     37,977          1,151
  Summit Properties, Inc. REIT                                                    55,670          1,150
  Great American Financial Resources, Inc.                                        87,665          1,149
* Actuant Corp.                                                                   24,277          1,149
* Tularik, Inc.                                                                  115,336          1,146
  Gold Banc Corp., Inc.                                                          109,072          1,146
* Digital River, Inc.                                                             59,327          1,145
* Echelon Corp.                                                                   83,114          1,144
  Applied Industrial Technology, Inc.                                             54,223          1,144
  New England Business Service, Inc.                                              38,129          1,144
* TriQuint Semiconductor, Inc.                                                   274,681          1,143
* Identix, Inc.                                                                  179,859          1,142
* Powerwave Technologies, Inc.                                                   182,007          1,141
  Longview Fibre Co.                                                             139,074          1,140
  Mine Safety Appliances Co.                                                      26,140          1,140
  RAIT Investment Trust REIT                                                      42,956          1,138
* First Republic Bank                                                             42,768          1,138
* American Medical Systems Holdings, Inc.                                         67,375          1,137
  Datascope Corp.                                                                 38,244          1,135
* Sierra Health Services, Inc.                                                    56,766          1,135
* InfoSpace, Inc.                                                                 83,539          1,134
* Iomega Corp.                                                                   106,896          1,133
* aaiPharma Inc.                                                                  56,969          1,133
  Aaron Rents, Inc. Class B                                                       43,800          1,132
  Sovran Self Storage, Inc. REIT                                                  35,927          1,132
* ICU Medical, Inc.                                                               36,329          1,132
  EastGroup Properties, Inc. REIT                                                 41,906          1,131
* Nautica Enterprises, Inc.                                                       88,031          1,129
* United Defense Industries Inc.                                                  43,450          1,127
* Triad Guaranty, Inc.                                                            29,669          1,126
  First Sentinel Bancorp Inc.                                                     70,452          1,125
* Forward Air Corp.                                                               44,330          1,125
  Texas Genco Holdings, Inc.                                                      48,300          1,123
  PolyOne Corp.                                                                  252,328          1,123
* Hain Celestial Group, Inc.                                                      70,187          1,122
* Enzon Pharmaceuticals, Inc.                                                     89,627          1,122
* UnitedGlobalCom Inc. Class A                                                   217,019          1,122
* InVision Technologies, Inc.                                                     44,680          1,121
  Glenborough Realty Trust, Inc. REIT                                             58,515          1,121
  Umpqua Holdings Corp.                                                           58,969          1,120
  Gray Television, Inc.                                                           90,200          1,118
* Zoran Corp.                                                                     58,105          1,116
* Tejon Ranch Co.                                                                 37,023          1,114
  Main Street Banks, Inc.                                                         44,035          1,114
  AMLI Residential Properties Trust REIT                                          47,300          1,114
* Ameristar Casinos, Inc.                                                         52,160          1,114
  Frontier Financial Corp.                                                        39,196          1,114
* The Sports Authority, Inc.                                                     104,023          1,113
* Advent Software, Inc.                                                           65,793          1,113
* Magma Design Automation, Inc.                                                   64,845          1,112
* Province Healthcare Co.                                                        100,411          1,112
* Agile Software Corp.                                                           115,131          1,111
  Cato Corp. Class A                                                              52,703          1,111
  Florida East Coast Industries, Inc. Class A                                     43,468          1,111
* Portfolio Recovery Associates, Inc.                                             35,595          1,110
* Rogers Corp.                                                                    33,339          1,110
  FBL Financial Group, Inc. Class A                                               55,068          1,110
* eFunds Corp.                                                                    96,199          1,109
* United Natural Foods, Inc.                                                      39,400          1,109
  Brown Shoe Co., Inc.                                                            37,201          1,109
* MicroStrategy Inc.                                                              30,426          1,108
  First Federal Capital Corp.                                                     55,789          1,107
* Remec, Inc.                                                                    159,094          1,107
  Penn Virginia Corp.                                                             25,740          1,107

                                                                            ----
                                                                              23
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Magnum Hunter Resources Inc.                                                   138,300          1,105
* Wabash National Corp.                                                           78,688          1,104
* Moog Inc.                                                                       31,764          1,104
* Zymogenetics, Inc.                                                              94,798          1,103
* AtheroGenics, Inc.                                                              73,908          1,103
* Credence Systems Corp.                                                         130,253          1,103
* Resources Connection, Inc.                                                      46,199          1,102
  American Home Mortgage  Holdings, Inc.                                          56,210          1,101
  Frontier Oil Corp.                                                              72,266          1,098
* Griffon Corp.                                                                   68,556          1,097
* W-H Energy Services, Inc.                                                       56,223          1,095
  F & M Bancorp                                                                   22,203          1,095
  Inter-Tel, Inc.                                                                 51,560          1,094
* Select Comfort Corp.                                                            66,700          1,093
  Roto-Rooter, Inc.                                                               28,607          1,093
* CONMED Corp.                                                                    59,751          1,091
* At Road, Inc.                                                                   99,900          1,091
* SurModics, Inc.                                                                 35,743          1,090
* Dendrite International, Inc.                                                    84,586          1,089
* Southwestern Energy Co.                                                         72,554          1,089
  Berry Petroleum Class A                                                         60,580          1,087
  Methode Electronics, Inc. Class A                                              101,104          1,087
* Vignette Corp.                                                                 522,427          1,087
* NetFlix.com, Inc.                                                               42,495          1,086
  First Charter Corp.                                                             62,372          1,085
  Seacoast Financial Services Corp.                                               54,808          1,085
  Town & Country Trust REIT                                                       46,665          1,085
  Wintrust Financial Corp.                                                        36,651          1,085
* AMN Healthcare Services, Inc.                                                   85,413          1,085
* USI Holdings Corp.                                                              92,100          1,083
* Antigenics, Inc.                                                                93,860          1,081
* ArthroCare Corp.                                                                64,487          1,081
* Adolor Corp.                                                                    88,030          1,080
  United National Bancorp                                                         39,092          1,079
* II-VI, Inc.                                                                     46,628          1,076
* School Specialty, Inc.                                                          37,796          1,076
* Cray Inc.                                                                      136,100          1,075
* Hibbett Sporting Goods, Inc.                                                    32,628          1,075
  Walter Industries, Inc.                                                         91,423          1,074
* Gart Sports Co.                                                                 37,865          1,074
* The Children's Place Retail Stores, Inc.                                        54,069          1,074
* Nuevo Energy Co.                                                                61,523          1,074
  Harleysville National Corp.                                                     39,670          1,073
  CNA Surety Corp.                                                               108,915          1,073
  Phillips-Van Heusen Corp.                                                       78,707          1,073
* Global Imaging Systems, Inc.                                                    46,312          1,073
* Littelfuse, Inc.                                                                47,914          1,071
  Churchill Downs, Inc.                                                           27,887          1,068
  Greif Inc. Class A                                                              46,403          1,067
* NCO Group, Inc.                                                                 59,583          1,067
  Saul Centers, Inc. REIT                                                         41,622          1,066
  Kansas City Life Insurance Co.                                                  24,851          1,065
* Diversa Corp.                                                                  108,192          1,064
* Atwood Oceanics, Inc.                                                           39,148          1,063
* Nektar Therapeutics                                                            115,117          1,063
  Anworth Mortgage Asset Corp. REIT                                               68,800          1,061
* Boca Resorts, Inc. Class A                                                      81,533          1,060
* Quicksilver Resources, Inc.                                                     44,241          1,060
  Mid Atlantic Realty Trust REIT                                                  50,600          1,060
* Plains Resources Inc.                                                           74,786          1,058
* Shuffle Master, Inc.                                                            36,000          1,058
* InterMune Inc.                                                                  65,643          1,058
* Allen Telecom Inc.                                                              64,008          1,057
* ValueClick, Inc.                                                               175,148          1,056
* Medarex, Inc.                                                                  160,247          1,056
* Ocular Sciences, Inc.                                                           53,196          1,056
  The Laclede Group, Inc.                                                         39,342          1,054
* Plexus Corp.                                                                    91,301          1,053
  First Essex Bancorp, Inc.                                                       22,317          1,052
* CDI Corp.                                                                       40,519          1,052
  Sauer-Danfoss, Inc.                                                             97,754          1,051
  Woodward Governor Co.                                                           24,430          1,050
  Prosperity Bancshares, Inc.                                                     54,563          1,050
* Sinclair Broadcast Group, Inc.                                                  90,444          1,050
  Bedford Property Investors, Inc. REIT                                           36,968          1,050
* TransMontaigne Inc.                                                            161,572          1,047
* CorVel Corp.                                                                    29,060          1,046
* Symyx Technologies, Inc.                                                        64,101          1,046
* Sunrise Senior Living, Inc.                                                     46,729          1,046
* PEC Solutions, Inc.                                                             64,925          1,045
  ElkCorp                                                                         46,389          1,044
  Aquila, Inc.                                                                   404,124          1,043
* Imagistics International Inc.                                                   40,255          1,039
* UTStarcom, Inc.                                                                 29,165          1,037
  National Health Investors REIT                                                  56,210          1,037
* Stewart Information Services Corp.                                              37,204          1,036
  Koger Equity, Inc. REIT                                                         60,131          1,036
* Comstock Resources, Inc.                                                        75,700          1,036
* Papa John's International, Inc.                                                 36,880          1,034
  Commercial Metals Co.                                                           58,126          1,034
* Veeco Instruments, Inc.                                                         60,704          1,034
* Tesoro Petroleum Corp.                                                         149,958          1,032
  Brookfield Homes Corp.                                                          66,900          1,032
* Brooks Automation, Inc.                                                         90,952          1,031
  Steelcase Inc.                                                                  87,696          1,031
* Forrester Research, Inc.                                                        62,944          1,030
  Texas Industries, Inc.                                                          43,200          1,028
* Regeneration Technologies, Inc.                                                 77,219          1,026
* Central Garden and Pet Co.                                                      42,949          1,024

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24

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Pennsylvania REIT                                                               34,176          1,024
  Entertainment Properties Trust REIT                                             35,600          1,024
* Paxar Corp.                                                                     92,970          1,023
  Cash America International Inc.                                                 77,350          1,023
  Corporate Office Properties Trust, Inc. REIT                                    60,378          1,022
  Coca-Cola Bottling Co.                                                          18,692          1,021
* Actel Corp.                                                                     49,784          1,021
  Community Bank System, Inc.                                                     26,855          1,020
* World Acceptance Corp.                                                          62,653          1,020
* Artisan Components, Inc.                                                        45,103          1,020
* Saxon Capital Inc.                                                              58,657          1,019
  Suffolk Bancorp                                                                 31,645          1,019
  First Financial Holdings, Inc.                                                  37,667          1,019
* The Gymboree Corp.                                                              60,607          1,017
* Primus Telecommunications Group, Inc.                                          197,720          1,016
* Jones Lang Lasalle Inc.                                                         64,279          1,016
  SWS Group, Inc.                                                                 50,295          1,013
* Itron, Inc.                                                                     46,998          1,013
* bebe stores, inc                                                                52,961          1,013
* Remington Oil & Gas Corp.                                                       55,100          1,013
  Value Line, Inc.                                                                20,619          1,013
* Integrated Electrical Services, Inc.                                           139,631          1,012
  Watts Industries Class A                                                        56,698          1,012
  CTS Corp.                                                                       96,785          1,011
* ValueVision Media, Inc.                                                         74,148          1,011
  Tecumseh Products Co. Class A                                                   26,371          1,010
  City Holding Co.                                                                34,509          1,010
  Westbanco Inc.                                                                  41,517          1,009
* Infonet Services Corp.                                                         633,877          1,008
* Saga Communications, Inc.                                                       51,806          1,008
  Infinity Property & Casualty Corp.                                              42,562          1,006
* Dick's Sporting Goods, Inc.                                                     27,400          1,005
* Tradestation Group Inc.                                                         97,880          1,004
* Cyberonics, Inc.                                                                46,669          1,004
  Baldwin & Lyons, Inc. Class B                                                   42,258          1,004
* United Therapeutics Corp.                                                       46,079          1,004
* Global Industries Ltd.                                                         208,188          1,003
* Talk America Holdings, Inc.                                                     91,880          1,002
* WMS Industries, Inc.                                                            64,276          1,002
* Jo-Ann Stores, Inc. Class A                                                     39,600          1,002
  Glacier Bancorp, Inc.                                                           40,503            997
  Regal-Beloit Corp.                                                              52,202            997
* FuelCell Energy, Inc.                                                          121,630            996
  Quanex Corp.                                                                    33,479            995
* Systems & Computer Technology Corp.                                            110,462            994
  A. Schulman Inc.                                                                61,787            992
* Horizon Organic Holding Corp.                                                   41,606            991
* Bay View Capital Corp.                                                         171,448            991
* Per-Se Technologies, Inc.                                                       88,172            990
* Stage Stores, Inc.                                                              42,094            989
  Newcastle Investment Corp. REIT                                                 50,500            989
  Mid-America Apartment Communities, Inc. REIT                                    36,600            989
* Orbital Sciences Corp.                                                         135,411            989
  Midwest Banc Holdings, Inc.                                                     50,804            987
* Kensey Nash Corp.                                                               37,688            986
* Penwest Pharmaceuticals Co.                                                     40,384            984
  Schweitzer-Mauduit International, Inc.                                          40,706            983
* PAREXEL International Corp.                                                     70,416            982
  Wellman, Inc.                                                                   87,688            982
* Asbury Automotive Group, Inc.                                                   72,800            981
* The Topps Co., Inc.                                                            114,208            981
* Eclipsys Corp.                                                                  93,829            980
* Plains Exploration & Production Co.                                             90,532            979
* Century Business Services, Inc.                                                301,038            978
  OceanFirst Financial Corp.                                                      40,020            978
  Barnes Group, Inc.                                                              44,925            978
  Sterling Bancorp                                                                35,010            976
* Columbia Laboratories Inc.                                                      86,728            976
  Pulitzer, Inc.                                                                  19,719            975
  First Community Bancorp                                                         31,000            973
* Startek, Inc.                                                                   36,981            973
* Gulfmark Offshore, Inc.                                                         57,580            972
* Connetics Corp.                                                                 64,715            969
* Genlyte Group, Inc.                                                             27,703            969
* Input/Output, Inc.                                                             179,687            967
* Swift Energy Co.                                                                87,835            966
* Charles River Associates Inc.                                                   34,169            966
* Inet Technologies, Inc.                                                         96,696            964
* Advanced Medical Optics, Inc.                                                   56,400            962
* Sotheby's Holdings Class A                                                     129,244            962
  IBERIABANK Corp.                                                                19,702            961
* Verity, Inc.                                                                    75,931            961
* General Maritime Corp.                                                          94,631            961
  West Pharmaceutical Services, Inc.                                              39,139            959
  Mid-State Bancshares                                                            48,388            956
  Valmont Industries, Inc.                                                        49,092            955
  The Standard Register Co.                                                       57,958            955
* Alliance Data Systems Corp.                                                     40,789            954
* Esterline Technologies Corp.                                                    54,760            953
* j2 Global Communications, Inc.                                                  20,727            953
* Avatar Holding, Inc.                                                            31,540            953
* Gartner, Inc. Class A                                                          125,636            952
  Community Trust Bancorp Inc.                                                    36,377            951
* AFC Enterprises, Inc.                                                           58,528            950
  Connecticut Bancshares, Inc.                                                    24,197            950
* IDX Systems Corp.                                                               61,039            947
  Flushing Financial Corp.                                                        42,728            947
* Epicor Software Corp.                                                          157,412            943

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                                                                              25
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Electro Scientific Industries, Inc.                                             62,185            943
  Independent Bank Corp. (MA)                                                     41,722            943
  Lone Star Steakhouse & Saloon, Inc.                                             43,061            937
* Haemonetics Corp.                                                               50,122            937
  Interpool, Inc.                                                                 57,012            936
* Dollar Thrifty Automotive Group, Inc.                                           50,418            935
* Intuitive Surgical, Inc.                                                       122,957            932
* Insituform Technologies Inc.Class A                                             52,697            932
* Advanced Energy Industries, Inc.                                                65,264            930
* Palm, Inc.                                                                      57,099            929
  Sandy Spring Bancorp, Inc.                                                      29,376            928
* PETCO Animal Supplies, Inc.                                                     42,544            925
* Triumph Group, Inc.                                                             32,793            924
* Shaw Group, Inc.                                                                76,603            923
* Plug Power, Inc.                                                               197,357            922
* Microsemi Corp.                                                                 57,424            919
* California Pizza Kitchen, Inc.                                                  42,702            918
* SonoSite, Inc.                                                                  45,978            917
* K2 Inc.                                                                         74,794            916
* Hewitt Associates, Inc.                                                         38,900            916
  WSFS Financial Corp.                                                            23,845            916
  St. Francis Capital Corp.                                                       31,481            915
  Firstfed America Bancorp, Inc.                                                  26,522            915
  Universal Health Realty Income REIT                                             33,878            915
  Cohu, Inc.                                                                      58,625            915
  Stewart & Stevenson Services, Inc.                                              58,038            914
  Arch Chemicals, Inc.                                                            47,854            914
* Intrado Inc.                                                                    57,795            913
  Surewest Communications                                                         30,168            913
* Pre-Paid Legal Services, Inc.                                                   37,192            912
  United Community Financial Corp.                                                98,436            910
  Port Financial Corp.                                                            16,863            909
* American Pharmaceuticals Partners, Inc.                                         26,800            909
* Isle of Capri Casinos, Inc.                                                     54,938            908
  First Financial Corp.-Indiana                                                   17,109            905
* ON Semiconductor Corp.                                                         334,383            903
* Handleman Co.                                                                   56,321            901
  OM Group, Inc.                                                                  60,986            898
  Central Pacific Financial Co.                                                   32,420            898
* Ulticom, Inc.                                                                   94,387            897
  Simmons First National Corp.                                                    44,738            895
* Genesee & Wyoming Inc. Class A                                                  43,458            894
  Lennar Corp. Class B                                                            12,999            893
  Capital City Bank Group, Inc.                                                   24,636            892
* Interpore International                                                         70,037            892
  California Water Service Group                                                  31,700            891
  CIRCOR International, Inc.                                                      49,888            890
* Monaco Coach Corp.                                                              57,972            889
* Labor Ready, Inc.                                                              123,581            886
* International Multifoods Corp.                                                  38,664            886
  World Fuel Services Corp.                                                       36,015            886
* DuPont Photomasks, Inc.                                                         47,023            885
  RFS Hotel Investors, Inc. REIT                                                  71,841            885
* F5 Networks, Inc.                                                               52,488            884
  Hancock Fabrics, Inc.                                                           54,732            884
  The Marcus Corp.                                                                59,000            882
* Parker Drilling Co.                                                            302,964            882
  First Merchants Corp.                                                           36,262            882
* OPNET Technologies, Inc.                                                        72,270            881
* Rayovac Corp.                                                                   68,018            881
* Cross Country Healthcare, Inc.                                                  66,654            879
  Republic Bancshares, Inc.                                                       35,141            879
* Stewart Enterprises, Inc. Class A                                              204,221            878
* Manugistics Group, Inc.                                                        213,220            876
  Metris Cos., Inc.                                                              157,557            874
  Curtiss-Wright Corp.                                                            13,805            872
  Riggs National Corp.                                                            57,318            872
* i2 Technologies, Inc.                                                          871,811            872
* Headwaters Inc.                                                                 59,311            871
* XOMA Ltd.                                                                      163,230            870
  Central Parking Corp.                                                           70,370            870
* Exelixis, Inc.                                                                 125,218            869
* webMethods, Inc.                                                               106,878            869
* RadiSys Corp.                                                                   65,726            868
* Tweeter Home Entertainment Group, Inc.                                          99,899            867
  Ameron International Corp.                                                      24,924            867
* General Communication, Inc.                                                     99,941            865
* Keynote Systems Inc.                                                            82,345            863
  Vital Signs, Inc.                                                               33,157            861
* 1-800 CONTACTS, Inc.                                                            35,158            861
* Aviall Inc.                                                                     75,640            860
* Silicon Image, Inc.                                                            154,028            859
* Teledyne Technologies, Inc.                                                     65,579            859
* Ciphergen Biosystems, Inc.                                                      83,791            859
* Boston Communications Group, Inc.                                               50,068            858
  Columbia Banking System, Inc.                                                   47,887            858
* Insight Enterprises, Inc.                                                       85,085            856
* O'Charley's Inc.                                                                39,680            854
* Pegasystems Inc.                                                               115,902            854
* Fisher Communications, Inc.                                                     17,400            851
* Datastream Systems, Inc.                                                        80,338            851
  Lindsay Manufacturing Co.                                                       36,603            850
  Omega Financial Corp.                                                           24,838            849
* Tollgrade Communications, Inc.                                                  45,519            849
  The Nautilus Group, Inc.                                                        68,448            849
* Indevus Pharmaceuticals, Inc.                                                  135,973            848

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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Bombay Co.                                                                      79,762            848
* Mykrolis Corp.                                                                  83,533            848
* Gabelli Asset Management Inc.                                                   23,474            847
* JAKKS Pacific, Inc.                                                             63,755            847
* P.A.M. Transportation Services, Inc.                                            35,001            847
  SJW Corp.                                                                        9,900            844
  EDO Corp.                                                                       47,589            842
  Lawson Products, Inc.                                                           30,565            842
  Great Southern Bancorp, Inc.                                                    21,839            842
* LabOne, Inc.                                                                    38,989            841
* Prima Energy Corp.                                                              40,153            838
* Cirrus Logic                                                                   208,423            838
* NeoPharm, Inc.                                                                  60,255            835
* Hawthorne Financial Corp.                                                       24,026            833
* Kopin Corp.                                                                    135,935            832
* William Lyon Homes, Inc.                                                        26,053            830
* Serologicals Corp.                                                              60,871            830
* ESS Technology, Inc.                                                            84,987            829
* Orthodontic Centers of America, Inc.                                           103,301            827
  D&K Healthcare Resources, Inc.                                                  51,254            827
  U.S.B. Holding Co., Inc.                                                        46,599            827
* Omega Healthcare Investors, Inc. REIT                                          157,278            826
  Advanta Corp. Class A                                                           83,905            826
  Washington Trust Bancorp, Inc.                                                  35,900            825
* Armor Holdings, Inc.                                                            61,556            825
* LTX Corp.                                                                       95,556            824
  Integra Bank Corp.                                                              47,514            818
  Cornerstone Realty Income Trust, Inc. REIT                                     111,800            817
  BSB Bancorp, Inc.                                                               32,917            817
* RailAmerica, Inc.                                                               96,571            816
* Coinstar, Inc.                                                                  43,210            815
* PC-Tel, Inc.                                                                    68,500            812
* BioLase Technology, Inc.                                                        75,700            812
* Right Management Consultants, Inc.                                              64,147            811
* CCC Information Services Group                                                  55,946            811
* Arris Group Inc.                                                               163,273            810
* QAD Inc.                                                                       109,040            809
  Cascade Bancorp                                                                 46,638            808
  LaSalle Hotel Properties REIT                                                   54,655            808
* Lifeline Systems, Inc.                                                          28,432            807
* Jacuzzi Brands, Inc.                                                           152,242            805
  Dimon Inc.                                                                     112,206            803
* USANA Health Sciences, Inc.                                                     18,166            803
* Playtex Products, Inc.                                                         125,054            803
* Harvest Natural Resources, Inc.                                                125,900            802
* Closure Medical Corp.                                                           42,436            801
  Florida East Coast Industries, Inc. Class B                                     32,159            801
* TriPath Imaging, Inc.                                                          117,150            800
* Ultratech, Inc.                                                                 43,245            800
* KFX, Inc.                                                                      206,050            799
  Chesapeake Corp. of Virginia                                                    36,467            797
* Mesa Air Group Inc.                                                             99,457            796
  Kaman Corp. Class A                                                             67,985            795
* SPSS, Inc.                                                                      47,443            794
* Esperion Therapeutics, Inc.                                                     40,539            794
* IDT Corp. Class B                                                               45,100            794
* Kadant Inc.                                                                     42,324            794
* Mobile Mini, Inc.                                                               48,544            793
* Teletech Holdings Inc.                                                         187,299            792
* PTEK Holdings, Inc.                                                            163,140            791
* Metrologic Instruments, Inc.                                                    23,791            791
* MemberWorks, Inc.                                                               39,995            790
* AK Steel Corp.                                                                 218,041            789
* Palm Harbor Homes, Inc.                                                         41,639            789
  Correctional Properties Trust REIT                                              28,100            787
* National Beverage Corp.                                                         56,492            785
* Learning Tree International, Inc.                                               50,179            784
* PSS World Medical, Inc.                                                        136,248            783
* Mercury Computer Systems, Inc.                                                  42,980            781
* Rudolph Technologies, Inc.                                                      48,899            780
* Concord Camera Corp.                                                           109,864            779
  Sterling Financial Corp. (PA)                                                   33,494            779
* Citizens, Inc.                                                                 107,099            779
* Old Dominion Freight Line, Inc.                                                 36,000            778
* Kenneth Cole Productions, Inc.                                                  39,886            777
* ITLA Capital Corp.                                                              19,213            777
* ActivCard Corp.                                                                 82,575            776
  AAR Corp.                                                                      109,940            776
  Hooper Holmes, Inc.                                                            120,523            776
* Websense, Inc.                                                                  49,529            776
* Young Broadcasting Inc.                                                         36,665            775
  Cascade Natural Gas Corp.                                                       40,500            774
  PMA Capital Corp. Class A                                                       61,513            773
* Sterling Financial Corp. (Spokane)                                              31,738            773
* Information Holdings Inc.                                                       42,319            772
* Advanced Magnetics, Inc.                                                        75,300            772
* Goody's Family Clothing                                                         89,219            772
  Presidential Life Corp.                                                         54,576            770
  Unizan Financial Corp.                                                          43,813            770
* Oak Technology, Inc.                                                           123,854            769
* Spanish Broadcasting System, Inc.                                               93,941            766
  Standex International Corp.                                                     36,416            765
  Apogee Enterprises, Inc.                                                        84,777            765
* Ribapharm Inc.                                                                 118,400            764
* Therasense, Inc.                                                                76,351            764
* NS Group Inc.                                                                   78,300            763
* J & J Snack Foods Corp.                                                         24,125            763
* Centene Corp.                                                                   19,600            762
* SafeNet, Inc.                                                                   27,225            762

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
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                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* The Buckle, Inc.                                                                39,607            762
* PRG-Schultz International, Inc.                                                129,034            761
* Spherion Corp.                                                                 109,524            761
  S.Y. Bancorp, Inc.                                                              21,510            761
  First Place Financial Corp.                                                     43,895            760
  Capitol Bancorp Ltd.                                                            27,999            759
  Aceto Corp.                                                                     41,070            758
* W.R. Grace & Co.                                                               171,256            755
  First Source Corp.                                                              40,671            755
* ViaSat, Inc.                                                                    52,420            752
  GenCorp, Inc.                                                                   84,508            751
* Callon Petroleum Co.                                                           105,500            751
* Network Equipment Technologies, Inc.                                            89,147            751
  General Cable Corp.                                                            138,898            750
* Osteotech, Inc.                                                                 55,050            748
* Trans World Entertainment Corp.                                                145,822            747
* ImmunoGen, Inc.                                                                174,832            747
* Netscreen Technologies, Inc.                                                    33,100            746
* PracticeWorks Inc.                                                              38,624            745
* Molecular Devices Corp.                                                         46,825            745
  Bel Fuse, Inc. Class B                                                          32,500            744
* VistaCare, Inc.                                                                 30,596            744
* Helen of Troy Ltd.                                                              48,962            742
* The Dress Barn, Inc.                                                            58,560            742
  Nu Skin Enterprises, Inc.                                                       70,900            741
  C & D Technologies, Inc.                                                        51,595            741
* Galyan's Trading Co.                                                            51,587            740
* Transkaryotic Therapies, Inc.                                                   64,045            739
* Elizabeth Arden, Inc.                                                           56,098            739
  Instinet Group Inc.                                                            158,381            738
* Ionics, Inc.                                                                    32,961            737
  Banner Corp.                                                                    35,952            737
* Salem Communications Corp.                                                      36,806            737
  Resource America, Inc.                                                          71,156            736
* Silicon Storage Technology, Inc.                                               175,663            736
  Parkway Properties Inc. REIT                                                    17,500            736
* A.C. Moore Arts & Crafts, Inc.                                                  36,700            735
  Deb Shops, Inc.                                                                 39,091            735
  Seacoast Banking Corp. of Florida                                               43,026            733
  Lance, Inc.                                                                     79,835            729
* Vicor Corp.                                                                     75,925            729
* Ixia                                                                           112,871            726
* Tyler Technologies, Inc.                                                       170,732            726
* Insignia Financial Group, Inc.                                                  65,241            725
* Local Financial Corp.                                                           50,166            724
* Openwave Systems Inc.                                                          369,858            721
* Noven Pharmaceuticals, Inc.                                                     70,303            720
* Vail Resorts Inc.                                                               53,417            720
* MatrixOne, Inc.                                                                125,340            719
* Applica Inc.                                                                    84,546            719
* Genesco, Inc.                                                                   40,601            719
* Accredited Home Lenders Holding Co.                                             36,600            718
* CIMA Labs Inc.                                                                  26,691            718
  RPC Inc.                                                                        65,170            717
  Advanced Marketing Services                                                     55,134            717
  Belden, Inc.                                                                    45,086            716
  Keithley Instruments Inc.                                                       49,502            715
* Frontier Airlines, Inc.                                                         78,725            715
  Park Electrochemical Corp.                                                      35,820            715
* Cell Therapeutics, Inc.                                                         73,262            713
* Stratex Networks, Inc.                                                         222,631            712
* Concur Technologies, Inc.                                                       70,700            712
  NYMAGIC, Inc.                                                                   35,100            711
  Skyline Corp.                                                                   23,700            711
  Keystone Property Trust REIT                                                    38,300            709
* Sigma Designs, Inc.                                                             65,000            706
  McMoRan Exploration Co.                                                         63,290            705
* Sun Bancorp, Inc. (NJ)                                                          35,427            705
* MarineMax, Inc.                                                                 50,168            702
* ShopKo Stores, Inc.                                                             54,023            702
* 1-800-FLOWERS.COM, Inc.                                                         85,214            702
* Anaren, Inc.                                                                    74,911            702
* Sykes Enterprises, Inc.                                                        143,414            701
  National Presto Industries, Inc.                                                22,163            700
* Artesyn Technologies, Inc.                                                     124,755            700
* IXYS Corp.                                                                      87,690            699
* Guess ?, Inc.                                                                  116,279            698
* Casella Waste Systems, Inc.                                                     77,222            697
* Microtune, Inc.                                                                217,870            697
* Mobius Management Systems, Inc.                                                 93,200            696
* Kirkland's, Inc.                                                                43,100            696
* Orthologic Corp.                                                               151,618            696
* Immunomedics Inc.                                                              110,263            696
* Clayton Williams Energy, Inc.                                                   37,629            695
* A.S.V., Inc.                                                                    47,925            694
* Herley Industries Inc.                                                          40,776            692
  Medallion Financial Corp.                                                       98,700            692
* Presstek, Inc.                                                                 111,050            692
  American Woodmark Corp.                                                         14,855            692
* Inspire Pharmaceuticals, Inc.                                                   63,928            690
* Consolidated Graphics, Inc.                                                     30,116            689
  Interface, Inc.                                                                148,130            687
* Pemstar Inc.                                                                   163,852            687
  Scope Industries                                                                 8,800            686
* Healthcare Services Group, Inc.                                                 47,753            686
  Pioneer Standard Electronics Inc.                                               80,757            685
* Martha Stewart Living Omnimedia, Inc.                                           72,904            685
* ANSYS, Inc.                                                                     22,000            684
  Lufkin Industries                                                               28,090            684
* E-LOAN, Inc.                                                                   117,300            684

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28

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Beverly Enterprises, Inc.                                                      194,950            682
* Dril-Quip, Inc.                                                                 37,421            681
  Central Vermont Public Service Corp.                                            34,800            680
* Central EuropeanDistribution Corp.                                              33,750            680
  Met-Pro Corp.                                                                   47,046            679
* Department 56 Inc.                                                              44,289            679
  Ampco-Pittsburgh Corp.                                                          50,665            679
  Myers Industries, Inc.                                                          71,371            678
  Pennfed Financial Services, Inc.                                                24,426            678
* FindWhat.com                                                                    35,957            676
* Oxigene, Inc.                                                                   68,261            675
* Concord Communications, Inc.                                                    49,034            673
* Mapics Inc.                                                                     81,969            672
* Centennial Communications Corp. Class A                                        167,877            672
* Audiovox Corp.                                                                  59,840            670
  Libbey, Inc.                                                                    29,449            668
  BEI Technologies, Inc.                                                          55,543            667
* Robert Mondavi Corp. Class A                                                    26,320            666
  Action Performance Cos., Inc.                                                   35,033            666
* Regent Communications, Inc.                                                    112,790            665
* PC Connection, Inc.                                                             97,798            665
  Southern Financial Bancorp, Inc.                                                21,758            665
  Blair Corp.                                                                     29,884            663
* PICO Holdings, Inc.                                                             50,977            663
* Bruker Daltonics, Inc.                                                         123,961            661
  Innkeepers USA Trust REIT                                                       97,028            660
  TriCo Bancshares                                                                25,931            659
* SPS Technologies, Inc.                                                          24,371            659
* Rainbow Technologies, Inc.                                                      78,323            659
* Sequa Corp. Class A                                                             19,194            658
* Computer Network Technology Corp.                                               81,275            658
* Ultralife Batteries, Inc.                                                       65,800            658
* Capital Corp. of the West                                                       25,946            658
* Wild Oats Markets Inc.                                                          60,309            657
* Duane Reade Inc.                                                                44,566            657
  Calgon Carbon Corp.                                                            114,286            657
  First Mutual Bancshares, Inc.                                                   32,842            657
  NACCO Industries, Inc. Class A                                                  11,139            657
  Mission West Properties Inc. REIT                                               57,728            656
* Vivus, Inc.                                                                    127,431            655
* 4Kids Entertainment Inc.                                                        35,174            654
* M&F Worldwide Corp.                                                             90,860            654
* Maxygen Inc.                                                                    59,628            654
* SangStat Medical Corp.                                                          49,864            653
  Pacific Crest Capital Inc.                                                      30,990            651
* Rimage Corp.                                                                    52,000            650
* Criimi Mae, Inc. REIT                                                           59,235            649
* EPIQ Systems, Inc.                                                              37,764            648
  Merchants Bancshares, Inc.                                                      24,900            647
  Carpenter Technology Corp.                                                      41,427            646
* Candela Corp.                                                                   56,010            645
* LCA-Vision Inc.                                                                 71,623            643
  Helix Technology Corp.                                                          48,511            642
  Oshkosh B' Gosh, Inc. Class A                                                   23,767            642
* E.piphany Inc.                                                                 124,872            638
* Integral Systems, Inc.                                                          32,046            637
* Corixa Corp.                                                                    82,230            636
* The Pantry, Inc.                                                                80,500            635
* Drexler Technology Corp.                                                        40,973            635
* The Great Atlantic & Pacific Tea Co., Inc.                                      72,160            635
  Yardville National Bancorp                                                      32,485            633
* SOURCECORP, Inc.                                                                29,258            632
  Southwest Water Co.                                                             45,216            632
  BHA Group Holdings Inc.                                                         31,796            630
  Kramont Realty Trust REIT                                                       38,106            629
  Capstead Mortgage Corp. REIT                                                    55,772            629
* Opsware, Inc.                                                                  156,167            628
* eResearch Technology, Inc.                                                      28,300            627
* Fleetwood Enterprises, Inc.                                                     84,507            625
* SciClone Pharmaceuticals, Inc.                                                  72,932            624
  CPI Corp.                                                                       35,359            624
  Second Bancorp, Inc.                                                            24,179            624
  Peoples Holding Co.                                                             14,089            623
* Paxson Communications Corp.                                                    104,010            623
* General Binding Corp.                                                           51,904            623
* Lexicon Genetics Inc.                                                           92,780            623
  Heritage Financial Corp.                                                        29,400            622
* US Physical Therapy, Inc.                                                       49,564            622
* Blount International, Inc.                                                     109,037            622
* ATP Oil & Gas Corp.                                                             98,374            620
* EXCO Resources, Inc.                                                            34,600            620
* Horizon Offshore, Inc.                                                         124,305            619
* Retek Inc.                                                                      96,648            619
  Todd Shipyards Corp.                                                            37,675            618
* Florida Banks, Inc.                                                             52,988            617
  Bank of Granite Corp.                                                           36,170            617
  CT Communications, Inc.                                                         57,229            615
  Abington Bancorp Inc.                                                           24,200            615
* S1 Corp.                                                                       152,128            615
  NUI Corp.                                                                       39,600            615
* America Service Group Inc.                                                      34,300            614
* OMI Corp.                                                                       99,600            614
* Unifi, Inc.                                                                     98,756            612
* CoStar Group, Inc.                                                              20,484            612
* Peet's Coffee & Tea Inc.                                                        35,024            612
* Jarden Corp.                                                                    22,100            612
* Merit Medical Systems, Inc.                                                     30,538            610
* Ace Cash Express, Inc.                                                          56,042            609
  North Valley Bancorp                                                            40,600            609

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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Ultimate Electronics, Inc.                                                      47,400            608
  Argonaut Group, Inc.                                                            49,127            606
* Repligen Corp.                                                                 116,700            605
* The Wet Seal, Inc. Class A                                                      56,573            604
  UNITILI Corp.                                                                   25,000            603
* Petroleum Development Corp.                                                     65,546            602
  Frisch's Restaurants, Inc.                                                      33,464            602
  PVF Capital Corp.                                                               43,131            602
* Myriad Genetics, Inc.                                                           44,234            602
  CFS Bancorp, Inc.                                                               42,664            602
* MTC Technologies, Inc.                                                          25,600            601
  Pope & Talbot, Inc.                                                             54,345            601
* Portal Software, Inc.                                                          300,242            600
  Marine Products Corp.                                                           55,296            600
* Ambassadors International, Inc.                                                 49,870            599
* Kulicke & Soffa Industries, Inc.                                                93,633            598
* Trico Marine Services, Inc.                                                    152,606            598
* NetRatings, Inc.                                                                65,439            598
  Horizon Financial Corp.                                                         37,862            597
* MTR Gaming Group Inc.                                                           77,371            597
* J. Jill Group, Inc.                                                             35,463            597
* Neose Technologies, Inc.                                                        59,616            597
* Cellegy Pharmaceuticals, Inc.                                                  118,425            596
* Pericom Semiconductor Corp.                                                     63,995            595
  Maine Public Service Co.                                                        18,300            595
* Stein Mart, Inc.                                                                99,224            594
* Concurrent Computer Corp.                                                      203,376            594
* Safeguard Scientifics, Inc.                                                    219,906            594
  Flexsteel Industry                                                              36,000            594
* The Middleby Corp.                                                              42,346            593
* Centillium Communications, Inc.                                                 59,808            593
  HMN Financial, Inc.                                                             30,400            590
* Interwoven, Inc.                                                               265,278            589
  Craftmade International, Inc.                                                   32,639            588
* Ambassadors Group, Inc.                                                         42,070            588
* IDine Rewards Network Inc.                                                      42,674            586
  Watsco, Inc.                                                                    35,400            586
* Research Frontiers, Inc.                                                        41,865            586
* Matria Healthcare, Inc.                                                         33,204            586
  TF Financial Corp.                                                              19,012            585
* Wind River Systems Inc.                                                        153,212            584
  First of Long Island Corp.                                                      14,625            584
* OraSure Technologies, Inc.                                                      78,145            583
* Kindred Healthcare, Inc.                                                        32,608            582
* Hi-Tech Pharmacal Co., Inc.                                                     14,300            582
* Wesco International, Inc.                                                       96,876            581
  Coachmen Industries, Inc.                                                       48,551            580
* Cleveland-Cliffs Inc.                                                           32,500            580
* Cell Genesys, Inc.                                                              67,142            580
* Caraustar Industries, Inc.                                                      72,388            580
* Aether Systems, Inc.                                                           118,271            580
  LSB Bancshares, Inc.                                                            33,448            579
  Penn Engineering & Manufacturing Corp.                                          42,369            578
* The Sportsman's Guide Inc.                                                      52,300            578
* CKE Restaurants Inc.                                                           103,372            578
* InterVoice, Inc.                                                               116,951            578
  BostonFed Bancorp, Inc.                                                         21,401            576
* Crown Media Holdings, Inc.                                                     139,157            575
* CardioDynamics International Corp.                                             168,424            574
* Time Warner Telecom Inc.                                                        90,057            574
  State Financial Services Corp. Class A                                          25,900            573
  Summit Bancshares, Inc.                                                         24,420            573
* SBS Technologies, Inc.                                                          58,203            572
* Factual Data Corp.                                                              32,900            572
  World Wrestling Entertainment, Inc.                                             55,497            571
* Ventana Medical Systems, Inc.                                                   21,001            571
* Integrated Defense Technology, Inc.                                             36,791            571
  Progress Financial Corp.                                                        41,642            569
* Ethyl Corp.                                                                     57,140            569
  Columbia Bancorp                                                                23,647            568
  United Fire & Casualty Co.                                                      17,459            567
* GrafTech International Ltd.                                                    104,080            567
* Red Robin Gourmet Burgers                                                       29,900            567
* JDA Software Group, Inc.                                                        50,640            567
* Cable Design Technologies Corp.                                                 79,253            567
* Impath, Inc.                                                                    40,038            566
* Prime Hospitality Corp.                                                         84,342            566
* Radiant Systems, Inc.                                                           83,927            566
* Bluegreen Corp.                                                                118,940            565
* Pegasus Communications Corp.                                                    19,025            563
  Boykin Lodging Co. REIT                                                         72,100            562
* Navigant International, Inc.                                                    43,564            562
* SonicWALL, Inc.                                                                117,075            562
* Dave & Busters, Inc.                                                            51,453            561
* Ditech Communications Corp.                                                    112,400            560
* Bally Total Fitness Holding Corp.                                               61,963            560
* Insurance Auto Auctions, Inc.                                                   44,539            559
  Parkvale Financial Corp.                                                        22,710            558
* Bone Care International, Inc.                                                   40,140            558
* Administaff, Inc.                                                               54,141            558
* Wiser Oil Co.                                                                   96,800            558
* Finisar Corp.                                                                  359,000            556
* Atari, Inc.                                                                    124,970            556
* Wilsons The Leather Experts Inc.                                                77,085            556
  Associated Estates Realty Corp. REIT                                            84,223            553
* Volt Information Sciences Inc.                                                  40,519            553
* Cepheid, Inc.                                                                  111,677            552
* MarketWatch.com, Inc.                                                           65,900            551

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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Chalone Wine Group Ltd.                                                         70,898            551
* Ocwen Financial Corp.                                                          121,292            551
* Big 5 Sporting Goods Corp.                                                      43,924            550
* The Boyds Collection, Ltd.                                                     116,817            550
* iManage, Inc.                                                                  109,800            549
  MutualFirst Financial Inc.                                                      23,489            548
* Korn/Ferry International                                                        67,642            548
* Champion Enterprises, Inc.                                                     105,771            548
  Central Bancorp, Inc.                                                           15,700            548
* Avanex Corp.                                                                   136,774            547
  Bassett Furniture Industries, Inc.                                              41,135            546
* Incyte Corp.                                                                   117,591            546
* Coldwater Creek Inc.                                                            44,231            545
* Universal Display Corp.                                                         61,000            544
  Financial Institutions, Inc.                                                    23,108            543
* Isis Pharmaceuticals, Inc.                                                     102,451            543
* Harmonic, Inc.                                                                 133,224            542
* Beasley Broadcast Group, Inc.                                                   39,630            542
  Angelica Corp.                                                                  31,900            541
* Oplink Communications, Inc.                                                    288,916            540
* Alexion Pharmaceuticals, Inc.                                                   31,669            540
* TETRA Technologies, Inc.                                                        18,200            540
* Triton PCS, Inc.                                                               106,802            539
* Tarragon Realty Investors Inc. REIT                                             36,967            539
* Universal Electronics, Inc.                                                     42,325            537
* EMS Technologies, Inc.                                                          41,014            536
* Entrust, Inc.                                                                  182,354            536
* Spherix Inc.                                                                    76,100            536
* Medical Action Industries Inc.                                                  32,792            535
  Guaranty Federal Bancshares, Inc.                                               33,000            535
* Cubist Pharmaceuticals, Inc.                                                    50,106            534
* U.S. Energy Corp.                                                              102,670            534
* LifeCell Corp.                                                                 104,500            533
  Pilgrim's Pride Corp.                                                           55,113            533
* Autobytel Inc.                                                                  85,406            533
* AmericanWest Bancorporation                                                     32,809            532
* Gadzooks, Inc.                                                                  93,700            532
* Brigham Exploration Co.                                                        104,300            532
* KVH Industries, Inc.                                                            21,500            532
* FreeMarkets, Inc.                                                               76,326            531
* Gerber Scientific, Inc.                                                         79,344            528
* A.T. Cross Co. Class A                                                          88,920            528
* Rocky Shoes & Boots, Inc.                                                       58,600            528
* Collins & Aikman Corp.                                                         178,501            527
* Group 1 Software, Inc.                                                          28,698            526
* Mediware Information Systems, Inc.                                              52,000            526
  Newmil Bancorp, Inc.                                                            23,900            523
  JLG Industries, Inc.                                                            76,937            523
  Arctic Cat, Inc.                                                                27,300            523
* Alloy, Inc.                                                                     81,079            523
* Rentrak Corp.                                                                   76,400            522
  American Land Lease, Inc. REIT                                                  31,014            521
  ABC Bancorp                                                                     36,350            521
* ePlus Inc.                                                                      48,900            521
* Footstar Inc.                                                                   40,057            521
* Hector Communications Corp.                                                     41,650            521
* Mesaba Holdings, Inc.                                                           84,300            520
* Aspect Medical Systems, Inc.                                                    70,476            520
* PDI, Inc.                                                                       51,105            519
* Maxxam Inc.                                                                     35,800            519
* Guilford Pharmaceuticals, Inc.                                                 114,269            519
* Digi International, Inc.                                                        90,153            518
* Altiris, Inc.                                                                   25,800            517
* America West Holdings Corp. Class B                                             76,000            517
* SRA International, Inc.                                                         16,128            516
* Central Coast Bancorp                                                           30,717            515
* Specialty Laboratories, Inc.                                                    50,188            514
* MRV Communications Inc.                                                        254,781            512
* Young Innovations, Inc.                                                         17,961            512
  United Mobile Homes, Inc. REIT                                                  33,700            511
  Fidelity Bankshares, Inc.                                                       22,900            511
* GSI Commerce, Inc.                                                              76,381            510
* Insignia Systems, Inc.                                                          81,400            509
* Natus Medical Inc.                                                             111,800            509
* APAC Teleservices, Inc.                                                        199,365            508
* BioSphere Medical Inc.                                                          84,506            507
* Playboy Enterprises, Inc. Class B                                               37,191            506
  HEICO Corp.                                                                     41,423            505
* Waste Industries USA, Inc.                                                      70,950            505
  Ohio Valley Banc Corp.                                                          21,725            505
* Energy Partners, Ltd.                                                           43,600            504
  Greater Delaware Valley Savings Bank                                            22,132            502
  Nature's Sunshine Inc.                                                          62,164            498
* BWC Financial Corp.                                                             25,422            498
* LoJack Corp.                                                                   100,500            497
  Semco Energy Inc.                                                               85,400            497
* Escalade, Inc.                                                                  30,636            497
* CuraGen Corp.                                                                   89,183            495
* Water Pik Technologies, Inc.                                                    63,700            495
* GameStop Corp.                                                                  38,302            495
  Redwood Empire Bancorp                                                          17,350            495
* Monolithic System Technology, Inc.                                              54,522            494
* Matrix Bancorp, Inc.                                                            48,200            494
* Secure Computing Corp.                                                          56,507            493
* AMC Entertainment, Inc.                                                         43,100            493
* KCS Energy, Inc.                                                                91,300            492
  MOCON, Inc.                                                                     67,862            492
* Gundle/SLT Environmental, Inc.                                                  36,100            492
* NYFIX, Inc.                                                                     77,398            491

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
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                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Maxim Pharmaceuticals, Inc.                                                     85,464            491
* Mastec Inc.                                                                     85,205            491
* Orphan Medical, Inc.                                                            53,200            491
  Landmark Bancorp Inc.                                                           18,052            490
* Benihana Inc. Class A                                                           37,074            489
* New Focus, Inc.                                                                130,707            489
* Charlotte Russe Holding Inc.                                                    47,293            488
  California Independent Bancorp                                                  16,816            488
* Blue Rhino Corp.                                                                40,634            487
  Solutia, Inc.                                                                  223,222            487
* Hexcel Corp.                                                                   151,931            486
* Revlon, Inc. Class A                                                           162,034            486
  Gevity HR, Inc.                                                                 41,100            486
* Interlink Electronics Inc.                                                      79,450            485
* Greka Energy Corp.                                                              83,835            485
  Oregon Trail Financial Corp.                                                    19,410            485
* OneSource Information Services, Inc.                                            64,800            483
* The TriZetto Group, Inc.                                                        79,889            483
* Encysive Pharmaceuticals, Inc.                                                 100,364            482
  BNP Residential Properties, Inc. REIT                                           44,600            482
* FTD, Inc.                                                                       23,843            481
* Astec Industries, Inc.                                                          55,152            481
* Colorado MEDtech, Inc.                                                         102,203            480
* Stifel Financial Corp.                                                          39,800            480
* C-COR Electronics, Inc.                                                         97,931            480
* Symmetricom Inc.                                                               109,055            480
  Investors Real Estate Trust REIT                                                44,460            480
  Klamath First Bancorp                                                           28,908            480
* Vans, Inc.                                                                      53,255            478
* American Science & Engineering, Inc.                                            48,200            478
* VitalWorks Inc.                                                                121,000            478
* Metro One Telecommunications, Inc.                                              92,451            477
* Netopia, Inc.                                                                  122,606            477
* UQM Technologies, Inc.                                                         158,500            476
  MGP Ingredients, Inc.                                                           54,466            476
* Finish Line, Inc.                                                               21,400            475
* Asyst Technologies, Inc.                                                        71,042            475
  Midland Co.                                                                     21,309            473
* Lightbridge, Inc.                                                               53,897            472
  Curtiss-Wright Corp. Class B                                                     7,558            471
* Capital Crossing Bank                                                           19,552            471
* Hanger Orthopedic Group, Inc.                                                   41,105            471
* Dot Hill Systems Corp.                                                          35,900            470
* Drugstore.com, Inc.                                                             80,527            470
  HEICO Corp. Class A                                                             52,526            470
  Communications Systems, Inc.                                                    59,700            470
* US LEC Corp. Class A                                                           122,900            469
* Aftermarket Technology Corp.                                                    44,652            469
* IMCO Recycling, Inc.                                                            70,671            469
* Source Interlink Companies, Inc.                                                61,300            465
* Standard Microsystem Corp.                                                      30,531            463
* Steven Madden, Ltd.                                                             21,188            463
  Coastal Bancorp, Inc.                                                           16,270            462
  Badger Meter, Inc.                                                              17,900            461
* Park-Ohio Holdings Corp.                                                        93,294            461
* Intermagnetics General Corp.                                                    23,215            461
* Micronetics Inc.                                                                63,700            460
* Savient Pharmaceuticals Inc.                                                    99,154            460
  Cavalry Bancorp, Inc.                                                           27,200            459
* Captaris Inc.                                                                  134,100            459
* Nashua Corp.                                                                    51,300            457
* Heidrick & Struggles International, Inc.                                        36,161            456
* SeeBeyond Technology Corp.                                                     197,140            455
* ResortQuest International, Inc.                                                103,200            455
  Riviana Foods, Inc.                                                             16,888            454
* Able Laboratories, Inc.                                                         22,900            453
  Green Mountain Power Corp.                                                      22,655            453
* Neoforma, Inc.                                                                  41,466            453
* Brush Engineered Materials Inc.                                                 54,190            452
  Penford Corp.                                                                   40,506            452
* Nastech Pharmaceutical Co., Inc.                                                45,221            452
* Switchboard Inc.                                                               125,207            451
* Progenics Pharmaceuticals, Inc.                                                 29,868            450
* Midas Inc.                                                                      37,072            449
* Allied Healthcare International Inc.                                           119,445            449
* FalconStor Software, Inc.                                                       67,092            449
* iPayment Holdings, Inc.                                                         18,700            449
* Theragenics Corp.                                                              104,169            448
* Tower Automotive, Inc.                                                         122,169            447
* Rent-Way, Inc.                                                                  96,031            447
* Stillwater Mining Co.                                                           86,793            446
  Crawford & Co. Class B                                                          90,829            446
* PRAECIS Pharmaceuticals Inc.                                                    90,969            446
* Mindspeed Technologies, Inc.                                                   185,534            445
* Zoll Medical Corp.                                                              13,257            445
* Factory 2-U Stores Inc.                                                         89,156            444
* Novavax, Inc.                                                                   79,711            444
* LCC International, Inc. Class A                                                162,000            444
  Safety Insurance Group, Inc.                                                    30,200            444
* Friendly Ice Cream Corp.                                                        70,000            442
* Pharmacopeia, Inc.                                                              53,574            442
* SCS Transportation, Inc.                                                        34,989            442
* RehabCare Group, Inc.                                                           30,158            442
  Apex Mortgage Capital, Inc. REIT                                                80,629            441
  Tecumseh Products Co. Class B                                                   11,900            440
  Bairnco Corp.                                                                   73,100            440
* Pathmark Stores, Inc.                                                           57,437            439
  Sanders Morris Harris Group Inc.                                                49,050            439

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32
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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Dover Downs Gaming & Entertainment, Inc.                                        47,292            437
* infoUSA Inc.                                                                    53,875            436
  Landauer, Inc.                                                                  10,400            435
* Pixelworks, Inc.                                                                72,963            433
  Spartan Motors, Inc.                                                            52,350            433
  MeriStar Hospitality Corp. REIT                                                 84,029            432
* Infinity, Inc.                                                                  71,306            431
* Commercial Capital Bancorp, Inc.                                                28,100            431
  Intermet Corp.                                                                 127,833            431
  Haverty Furniture Cos., Inc.                                                    24,600            431
  Universal Forest Products, Inc.                                                 20,500            429
* SeaChange International, Inc.                                                   44,953            429
* Transaction Systems Architects, Inc.                                            47,862            429
* Chattem, Inc.                                                                   22,800            429
* Rainbow Rentals, Inc.                                                           77,000            428
* Gentiva Health Services, Inc.                                                   47,438            427
* Aspect Communications Corp.                                                    110,245            427
* Strategic Distribution, Inc.                                                    26,230            427
* Torch Offshore, Inc.                                                            62,815            427
* Viisage Technology, Inc.                                                        83,220            426
* Abaxis, Inc.                                                                    65,800            424
* Key Tronic Corp.                                                               167,700            424
* Genome Therapeutics Corp.                                                      165,673            422
* Netegrity, Inc.                                                                 72,207            422
* LookSmart, Ltd.                                                                148,941            422
* Acmat Corp. Class A                                                             45,600            421
* Medical Staffing Network Holdings, Inc.                                         60,008            420
* Modtech Holdings, Inc.                                                          45,657            420
* Onyx Acceptance Corp.                                                           64,400            419
* Syntroleum Corp.                                                               157,164            418
* Liquidmetal Technologies Inc.                                                   81,432            418
* E-Z-EM, Inc.                                                                    49,700            417
* Biopure Corp.                                                                   68,220            417
* Vastera, Inc.                                                                   69,740            416
* Maxcor Financial Group Inc.                                                     41,175            416
* Range Resources Corp.                                                           66,300            416
* Smart & Final Inc.                                                              89,700            415
* American Software, Inc. Class A                                                 94,350            415
* Petrocorp, Inc.                                                                 37,223            415
* Buckeye Technology, Inc.                                                        61,009            415
* ScanSoft, Inc.                                                                  76,400            415
* Edge Petroleum Corp.                                                            73,159            415
* Universal American Financial Corp.                                              65,042            414
* Capital Title Group, Inc.                                                       92,000            414
* Silicon Graphics, Inc.                                                         362,143            413
* Digitas Inc.                                                                    83,069            412
* SONUS Pharmaceuticals, Inc.                                                    110,319            411
* Jos. A. Bank Clothiers, Inc.                                                    12,300            411
* Neoware Systems, Inc.                                                           26,800            411
  Liberty Homes, Inc. Class A                                                     84,500            410
* RTI International Metals, Inc.                                                  37,800            409
  Dover Motorsports, Inc.                                                         99,818            409
* Clean Harbors Inc.                                                              42,933            409
* Valence Technology Inc.                                                        136,300            408
* National Western Life Insurance Co. Class A                                      3,690            407
  Rock of Ages Corp.                                                              62,200            407
* Q-Med, Inc.                                                                     53,100            407
* SupportSoft, Inc.                                                               62,746            407
* Transmeta Corp.                                                                253,505            406
  Knape & Vogt Manufacturing Co.                                                  39,168            405
* Lawson Software Inc.                                                            52,018            404
* Skechers U.S.A., Inc.                                                           54,611            404
* Aphton Corp.                                                                    48,816            402
* NATCO Group Inc.                                                                58,832            402
* Worldwide Restaurant Concepts Inc.                                             136,050            401
* Garden Fresh Restaurant Corp.                                                   44,500            401
* First Consulting Group, Inc.                                                    85,558            400
* Continental Materials Corp.                                                     17,100            397
* Republic First Bancorp, Inc.                                                    49,930            396
* Neurobiological Technologies, Inc.                                             113,316            395
  First Oak Brook Bancshares, Inc.                                                11,946            394
  Connecticut Water Services, Inc.                                                15,408            394
* Aksys, Ltd.                                                                     30,250            392
* Integrated Silicon Solution, Inc.                                               56,173            390
* SuperGen, Inc.                                                                  71,928            388
  Timberline Software Corp.                                                       69,233            388
  Urstadt Biddle Properties REIT                                                  29,200            388
* DJ Orthopedics Inc.                                                             35,400            388
* MSC.Software Corp.                                                              57,353            387
* IMPAC Medical Systems, Inc.                                                     18,500            386
* Alliance Imaging, Inc.                                                          87,781            386
* ADE Corp.                                                                       44,944            386
  First Bell Bancorp, Inc.                                                        15,230            385
* SureBeam Corp.                                                                 144,941            384
* Salton, Inc.                                                                    42,504            383
* Nobility Homes, Inc.                                                            39,000            383
* JNI Corp.                                                                       77,736            383
* Harvard Bioscience, Inc.                                                       100,777            383
  The First Years Inc.                                                            31,400            382
* Synovis Life Technologies, Inc.                                                 19,200            382
* Fargo Electronics                                                               39,200            381
* ScanSource, Inc.                                                                14,200            380
* Luminex Corp.                                                                   73,597            380
  United Guardian, Inc.                                                           54,600            379
* Dobson Communications Corp.                                                     69,600            379
* NCI Building Systems, Inc.                                                      22,700            379
* Glacier Water Services, Inc.                                                    24,400            378
* Harris Interactive Inc.                                                         57,162            377

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
-------------------------------------------------------------------------------------------------------
                                                                                                 Market
EXTENDED MARKET                                                                                  Value*
INDEX FUND                                                                       Shares           (000)
-------------------------------------------------------------------------------------------------------
  Mystic Financial, Inc.                                                          17,100            376
* Cysive, Inc.                                                                   116,800            375
* Berkshire Hathaway Inc. Class B                                                    154            374
  Community Capital Corp.                                                         23,210            373
  Home Federal Bancorp                                                            15,350            373
* Sapient Corp.                                                                  134,300            372
* West Marine, Inc.                                                               21,200            371
* Tumbleweed Communications Corp.                                                143,817            371
  Virco Manufacturing Corp.                                                       58,141            370
  Crown American Realty Trust REIT                                                34,400            369
* Zomax Inc.                                                                     112,894            369
* Meta Group, Inc.                                                                86,605            368
  Old Second Bancorp, Inc.                                                         8,537            366
* Enesco Group, Inc.                                                              49,400            366
* Famous Dave's of America, Inc.                                                  88,400            365
* Magnatek, Inc.                                                                 143,669            365
* CryoLife Inc.                                                                   35,257            365
* Multimedia Games Inc.                                                           14,300            365
* Fairchild Corp.                                                                 90,300            364
* BroadVision, Inc.                                                               63,828            363
* Geron Corp.                                                                     49,311            363
* USA Truck, Inc.                                                                 40,288            363
  Republic Bancorp, Inc. Class A                                                  24,415            362
* Graphic Packaging International Corp.                                           80,250            362
* TechTeam Global, Inc.                                                           56,547            361
  Tanger Factory Outlet Centers, Inc. REIT                                        10,900            361
* Alliance Semiconductor Corp.                                                    74,374            360
* ARIAD Pharmaceuticals, Inc.                                                     80,100            360
* Casual Male Retail Group, Inc.                                                  69,200            359
* Stamps.com Inc.                                                                 74,741            359
  Acadia Realty Trust REIT                                                        39,200            359
  Humphrey Hospitality Trust, Inc. REIT                                          137,900            359
  Middlesex Water Co.                                                             14,548            358
  Provident Bancorp, Inc.                                                         11,167            358
* I-STAT Corp.                                                                    39,864            358
* Arena Pharmaceuticals, Inc.                                                     53,856            358
  L.S. Starrett Co. Class A                                                       27,600            357
* Perini Corp.                                                                    44,880            357
  First Busey Corp.                                                               14,700            356
  Raven Industries, Inc.                                                          17,983            356
* Brightpoint, Inc.                                                               28,870            355
  Sound Federal Bancorp Inc.                                                      25,985            353
* Possis Medical Inc.                                                             25,735            353
  Deltic Timber Corp.                                                             12,400            353
  Oneida Ltd.                                                                     52,188            352
* Evans & Sutherland Computer Corp.                                               61,997            352
* Nuvelo, Inc.                                                                   176,556            351
* Huttig Building Products, Inc.                                                 129,626            351
* Party City Corp.                                                                34,166            351
  Peoples Bancorp, Inc.                                                           13,885            351
* Zila, Inc.                                                                     121,800            350
  Ameriserv Financial Inc.                                                        92,100            350
* Pumatech, Inc.                                                                 102,921            350
* Gardner Denver Inc.                                                             17,100            350
  D&E Communications, Inc.                                                        30,528            350
* Superconductor Technologies Inc.                                               151,854            349
  First Bancorp (NC)                                                              13,452            349
* Celadon Group Inc.                                                              38,400            348
* InFocus Corp.                                                                   73,597            347
* Team, Inc.                                                                      43,300            346
* TSR, Inc.                                                                       38,500            346
  Covest Bankshares, Inc.                                                         13,950            345
  Allegiant Bancorp, Inc.                                                         17,037            345
* DHB Industries, Inc.                                                            84,124            344
  Gibraltar Steel                                                                 16,800            344
  Tompkins Trustco, Inc.                                                           7,700            344
* Carrier Access Corp.                                                           157,503            343
* eCollege.com Inc.                                                               29,900            343
  Applied Signal Technology, Inc.                                                 20,300            342
* Quaker City Bancorp, Inc.                                                        8,338            342
  Oxford Industries, Inc.                                                          8,200            340
* Commonwealth Telephone Enterprises Class B                                       7,400            340
* Embarcadero Technologies, Inc.                                                  48,619            340
* HomeStore, Inc.                                                                191,922            340
* Whitman Education Group, Inc.                                                   22,100            339
* Mechanical Technology Inc.                                                     109,400            339
* MRO Software Inc.                                                               39,294            339
* Bottomline Technologies, Inc.                                                   42,000            339
* Steinway Musical Instruments Inc.                                               21,890            337
* Firstwave Technologies, Inc.                                                    43,119            336
* Terayon Communications Systems, Inc.                                           123,095            336
* Inverness Medical Innovations, Inc.                                             17,406            336
* Royale Energy, Inc.                                                             43,610            335
* SITEL Corp.                                                                    216,320            335
* North American Scientific, Inc.                                                 43,770            335
  Nash-Finch Co.                                                                  20,129            335
  PMC Capital, Inc.                                                               69,100            335
  McGrath Rent Corp.                                                              12,520            335
* SteelCloud Inc.                                                                 97,800            334
* hi/fn, inc                                                                      37,467            334
* NCO Portfolio Management, Inc.                                                  56,696            333
* Clarus Corp.                                                                    53,000            333
* AstroPower, Inc.                                                               101,141            333
* TransTechnology Corp.                                                           61,100            332
* Novoste Corp.                                                                   55,310            332
  Donegal Group Inc.                                                              26,400            331

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34
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* WatchGuard Technologies, Inc.                                                   71,901            331
* Nu Horizons Electronics Corp.                                                   55,038            330
* Actuate Software Corp.                                                         118,759            330
* Sipex Corp.                                                                     67,236            329
* AVANT Immunotherapeutics, Inc.                                                 110,272            329
* Vitria Technology, Inc.                                                         57,316            328
* Belmont Bancorp                                                                 65,640            328
* GTC Biotherapeutics, Inc.                                                       95,600            328
* Bioreliance Corp.                                                               15,453            328
* Value City Department Stores, Inc.                                             148,004            327
  Tennant Co.                                                                      8,900            327
* Centra Software, Inc.                                                          105,477            327
* Penn Octane Corp.                                                              102,170            326
* Foodarama Supermarkets, Inc.                                                    13,000            325
* Gartner, Inc. Class B                                                           43,327            325
  Noble International, Ltd.                                                       38,000            325
  Ryerson Tull, Inc.                                                              36,961            325
* Daktronics, Inc.                                                                19,800            324
* MedAmicus, Inc.                                                                 39,900            323
  Superior Financial Corp.                                                        13,460            323
* Alteon, Inc.                                                                    66,500            323
* Olympic Steel, Inc.                                                             78,700            322
  Merchants Group, Inc.                                                           15,700            321
* Lydall, Inc.                                                                    29,983            321
* Aspen Technologies, Inc.                                                        66,781            321
  German American Bancorp                                                         18,288            319
  Northwestern Corp.                                                             158,899            318
* Net2Phone, Inc.                                                                 73,100            317
* PriceSmart, Inc.                                                                23,802            316
* PC Mall, Inc.                                                                   78,915            316
* Dendreon Corp.                                                                  53,000            315
  MFB Corp.                                                                       12,400            314
* Virginia Commerce Bancorp, Inc.                                                 16,100            314
* Image Entertainment, Inc.                                                      137,600            314
* Peregrine Pharmaceuticals, Inc.                                                210,149            313
  American Mortgage Acceptance Co. REIT                                           18,000            312
* The Meridian Resource Corp.                                                     66,000            312
* Energy Conversion Devices, Inc.                                                 34,284            312
* Telular Corp.                                                                   64,525            311
* Cardinal Financial Corp.                                                        46,042            311
* NIC Inc.                                                                       106,183            310
* SpeechWorks International Inc.                                                  65,912            310
* Third Wave Technologies                                                         68,839            310
* TransPro Inc.                                                                   69,110            310
* Exactech, Inc.                                                                  21,500            310
* Nuance Communications Inc.                                                      57,190            309
* Stellent Inc.                                                                   57,136            309
* Jupitermedia Corp.                                                              77,100            308
* Emerson Radio Corp.                                                             45,800            308
  U.S. Restaurant Properties, Inc. REIT                                           19,600            308
* Convera Corp.                                                                   77,250            307
  Vulcan International Corp.                                                       8,600            307
  Milacron Inc.                                                                   62,769            307
* Quality Systems, Inc.                                                           11,110            307
  Talx Corp.                                                                      13,542            306
* Overland Storage, Inc.                                                          15,000            305
* barnesandnoble.com inc                                                         130,749            305
* RCN Corp.                                                                      153,616            304
* Biosource International Inc.                                                    43,900            303
  Chesapeake Utilities Corp.                                                      13,400            303
* The Greenbrier Cos., Inc.                                                       27,900            303
* Sanchez Computer Associates, Inc.                                               58,160            302
* Insmed Inc.                                                                    112,383            302
* SM&A Corp.                                                                      26,565            302
  Union Community Bancorp                                                         17,200            301
* Natural Alternatives International, Inc.                                        60,700            300
* Planar Systems, Inc.                                                            15,356            300
* Synaptics Inc.                                                                  22,300            300
  First M&F Corp.                                                                  9,153            299
* Rofin-Sinar Technologies Inc.                                                   21,300            299
  FNB Financial Services Corp.                                                    15,000            299
  Ramco-Gershenson Properties Trust REIT                                          12,800            298
  Capital Trust Class A                                                           16,033            297
* Network Engines, Inc.                                                           78,210            297
* Gene Logic Inc.                                                                 49,779            297
* Kforce Inc.                                                                     61,521            297
* Universal Stainless & Alloy Products, Inc.                                      45,200            297
* Dyax Corp.                                                                      72,655            296
* Amerco, Inc.                                                                    41,617            296
  Oak Hill Financial, Inc.                                                        11,746            294
* BE Aerospace, Inc.                                                              88,663            293
  Citizens First Financial Corp.                                                  12,500            292
* GRIC Communications, Inc.                                                       75,050            292
* Midway Games Inc.                                                               80,381            292
* Omnova Solutions Inc.                                                           72,047            291
* RC2 Corp.                                                                       17,100            291
* Stoneridge, Inc.                                                                21,300            291
* Oregon Steel Mills, Inc.                                                       100,089            290
* ManTech International Corp.                                                     15,100            290
* Franklin Electronic Publishers, Inc.                                            72,300            289
  Astro-Med, Inc.                                                                 41,850            289
* Aclara Biosciences, Inc.                                                        68,181            288
* Millennium Cell Inc.                                                           158,276            288
* Handspring, Inc.                                                               254,467            288
* Sonic Solutions, Inc.                                                           33,290            287
* PDF Solutions, Inc.                                                             24,800            286
  Shore Bancshares, Inc.                                                           9,300            286
* Euronet Worldwide, Inc.                                                         26,446            286

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                                                                              35
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Innovex, Inc.                                                                   28,200            285
  Provident Financial Holdings, Inc.                                               9,700            285
* Proxim Corp. Class A                                                           194,782            284
* A.M. Castle & Co.                                                               43,408            284
* Sports Resorts International, Inc.                                              58,201            284
* Three-Five Systems, Inc.                                                        41,055            283
  Movado Group, Inc.                                                              13,000            283
* Ventiv Health, Inc.                                                             68,933            283
  MTS Systems Corp.                                                               19,120            282
  Timberland Bancorp, Inc.                                                        12,400            281
* Mattson Technology, Inc.                                                        90,973            281
* PetroQuest Energy, Inc.                                                        119,238            280
  Boston Acoustics, Inc.                                                          29,000            280
* Digital Generation Systems                                                     145,795            280
  CCBT Financial Cos. Inc.                                                        11,700            280
* Liberte Investors, Inc. REIT                                                    51,400            279
* American Dental Partners, Inc.                                                  31,100            279
  Bank of the Ozarks, Inc.                                                         7,189            279
* Bell Microproducts Inc.                                                         65,136            278
  Psychemedics Corp.                                                              34,114            278
  FFLC Bancorp, Inc.                                                              10,700            278
* Conceptus, Inc.                                                                 19,748            277
* Internap Network Services Corp.                                                269,300            277
* Zoltek Cos., Inc.                                                               96,600            275
* Brio Software, Inc.                                                            118,700            274
* Playboy Enterprises Inc. Class A                                                22,850            274
* InterCept, Inc.                                                                 32,703            273
* Psychiatric Solutions, Inc.                                                     28,183            273
* Darling International, Inc.                                                    113,500            272
* AP Pharma Inc.                                                                 163,100            272
* iGATE Corp.                                                                     78,151            271
* United PanAm Financial Corp.                                                    22,112            271
* Coeur D'Alene Mines Corp.                                                      194,704            271
* Heritage Commerce Corp.                                                         22,200            271
* V.I. Technologies, Inc.                                                        109,952            269
* Restoration Hardware, Inc.                                                      59,833            269
* Onyx Pharmaceuticals, Inc.                                                      21,825            269
* Verisity Ltd.                                                                   22,428            268
  FNB Corp./North Carolina                                                        10,700            268
* ABIOMED, Inc.                                                                   48,890            267
* Wackenhut Corrections Corp.                                                     19,400            266
* U.S. Home Systems, Inc.                                                         30,420            266
* Seabulk International, Inc.                                                     29,963            266
* TheStreet.com, Inc.                                                             56,450            265
* Raindance Communications, Inc.                                                 106,404            265
* Netsmart Technologies, Inc.                                                     48,033            265
* Zygo Corp.                                                                      33,046            264
* Willis Lease Finance Corp.                                                      56,600            264
  Meridian Bioscience Inc.                                                        28,950            264
* Nanogen, Inc.                                                                   89,500            263
  Community Banks, Inc.                                                            8,846            263
  Delta Apparel, Inc.                                                             16,180            263
* SoundView Technology Group, Inc.                                                25,960            263
  Commercial Bankshares, Inc.                                                      8,800            262
  Mainsource Financial Group, Inc.                                                10,728            261
  Penn-America Group, Inc.                                                        23,200            261
* Delphax Technologies, Inc.                                                      83,700            259
* Unity Bancorp, Inc.                                                             25,520            259
  GA Financial, Inc.                                                              10,300            259
* SFBC International, Inc.                                                        14,300            259
* DigitalThink, Inc.                                                              82,163            259
* FPIC Insurance Group, Inc.                                                      18,600            258
* Redback Networks Inc.                                                          286,212            258
* Ansoft Corp.                                                                    24,222            257
* Rush Enterprises, Inc. Class B                                                  53,300            257
  Seaboard Corp.                                                                   1,240            257
* BioCryst Pharmaceuticals, Inc.                                                  70,360            256
* Trident Microsystems, Inc.                                                      28,100            256
  FloridaFirst Bancorp, Inc.                                                      10,691            255
* Virbac Corp.                                                                    42,085            255
* Riverstone Networks, Inc.                                                      216,110            255
  CSS Industries, Inc.                                                             6,600            254
* Cholestech Corp.                                                                25,748            254
* Allscripts Healthcare Solutions, Inc.                                           69,137            254
* CYTOGEN Corp.                                                                   30,409            253
  Union Bankshares Corp.                                                           8,947            253
* Immucor Inc.                                                                    11,600            253
* Sequenom, Inc.                                                                  92,556            252
* Manufacturers' Services Ltd.                                                    51,847            251
* Zix Corp.                                                                       66,650            251
* First Horizon Pharmaceutical Corp.                                              63,599            251
* Titanium Metals Corp.                                                            7,823            251
  First United Corp.                                                              11,800            251
  Sturm, Ruger & Co., Inc.                                                        25,000            250
* STAAR Surgical Co.                                                              21,400            248
* Dynamics Research Corp.                                                         16,222            248
* Infocrossing, Inc.                                                              35,200            248
* Kendle International Inc.                                                       39,941            248
  Equity Inns, Inc. REIT                                                          35,738            247
* Lakes Entertainment, Inc.                                                       30,800            246
* Internet Capital Group, Inc.                                                   511,581            246
* COMARCO, Inc.                                                                   34,550            245
* American Superconductor Corp.                                                   42,020            245
* Danielson Holdings Corp.                                                       153,080            245
  Northern States Financial Corp.                                                  8,600            245
* Keystone Automotive Industries, Inc.                                            13,400            245
* Perry Ellis International Corp.                                                 12,500            244
* Plumtree Software, Inc.                                                         59,316            243
  Quaker Chemical Corp.                                                            9,700            243
* Chronimed Inc.                                                                  24,700            243

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36
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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* The Smith & Wollensky Restaurant Group, Inc.                                    47,410            242
  Stepan Co.                                                                      10,700            242
* Omega Protein Corp.                                                             47,400            242
* DVI, Inc.                                                                       51,741            242
* FSI International, Inc.                                                         61,952            242
* Nobel Learning Communities, Inc.                                                65,800            241
  Patriot Bank Corp.                                                              13,398            241
* Excel Technology, Inc.                                                          10,500            240
* Terremark Worldwide, Inc.                                                      275,424            240
  BancTrust Financial Group, Inc.                                                 15,200            240
* EMCORE Corp.                                                                    73,010            239
* Pozen Inc.                                                                      21,738            239
* Workflow Management, Inc.                                                       69,145            239
* Standard Management Corp.                                                       64,400            238
  Maritrans Inc.                                                                  16,200            237
* Rush Enterprises, Inc. Class A                                                  52,100            237
* Art Technology Group, Inc.                                                     148,014            237
  Citizens South Banking Corp.                                                    17,928            237
  First Indiana Corp.                                                             13,774            236
  Great Lakes, Inc. REIT                                                          14,700            235
* Electro Rent Corp.                                                              21,800            235
* Nabi Biopharmaceuticals                                                         34,167            234
  Camco Financial Corp.                                                           15,000            234
  Winston Hotels, Inc. REIT                                                       28,600            234
* QRS Corp.                                                                       44,047            233
  BRT Realty Trust REIT                                                           14,500            233
* Visual Networks, Inc.                                                          169,500            232
* Spectrum Control, Inc.                                                          41,242            232
* Information Resources, Inc.                                                     58,569            231
  Partners Trust Financial Group, Inc.                                            12,121            231
  Center Bancorp, Inc.                                                            15,200            230
* Saba Software, Inc.                                                             50,435            229
* Array BioPharma Inc.                                                            72,800            229
* Roxio, Inc.                                                                     34,179            229
  Troy Financial Corp.                                                             8,409            228
* Illumina, Inc.                                                                  76,069            228
* Reading International Inc. Class A                                              40,976            227
* MIPS Technologies, Inc. Class B                                                 92,033            227
* Witness Systems, Inc.                                                           43,935            227
* UbiquiTel Inc.                                                                 150,910            226
* Navigators Group, Inc.                                                           7,564            226
* SBA Communications Corp.                                                        74,016            225
* RF Monolithics, Inc.                                                            46,200            225
* Maxwell Technologies, Inc.                                                      38,900            224
* Bio-logic Systems, Corp.                                                        46,400            223
  Courier Corp.                                                                    4,312            222
* Carrington Labs Inc.                                                            90,572            222
* Caliper Technologies Corp.                                                      48,757            222
  Bowl America, Inc. Class A                                                      18,876            222
* Ducommun, Inc.                                                                  15,700            221
* Management Network Group Inc.                                                  113,226            221
* MapInfo Corp.                                                                   30,186            220
* Niku Corp.                                                                      48,264            220
* Res-Care, Inc.                                                                  48,038            220
* Cerus Corp.                                                                     29,151            220
* Merix Corp.                                                                     28,772            219
  Westwood Holdings Group, Inc.                                                   11,515            219
  West Coast Bancorp                                                              12,010            219
* Meade Instruments Corp.                                                         68,200            218
* OAO Technology Solutions, Inc.                                                 103,620            218
* Applied Films Corp.                                                              8,400            217
* Northfield Laboratories, Inc.                                                   28,200            217
  Robbins & Myers, Inc.                                                           11,700            216
* Natrol, Inc.                                                                    93,100            216
* XETA Technologies Inc.                                                          56,500            216
* Carreker Corp.                                                                  47,015            215
* Digimarc Corp.                                                                  13,700            215
  Ohio Art Co.                                                                    14,800            215
* The Immune Response Corp.                                                       67,795            215
* Overstock.com, Inc.                                                             14,800            215
  Greater Community Bancorp                                                       13,900            214
  First Colonial Group, Inc.                                                       4,400            214
* Computer Task Group, Inc.                                                       75,008            213
  Cooperative Bankshares, Inc.                                                    10,900            213
* PLX Technology, Inc.                                                            53,692            212
* Genzyme Corp.- General Division                                                  5,056            211
* Virage Logic Corp.                                                              29,164            211
* Tellium, Inc.                                                                  225,327            210
  CityBank Lynnwood WA                                                             7,700            208
* Digital Impact, Inc.                                                           112,400            208
* Turnstone Systems, Inc.                                                         82,680            208
  Kentucky First Bancorp, Inc.                                                    11,600            206
* TTM Technologies, Inc.                                                          43,810            205
* Comfort Systems USA, Inc.                                                       78,103            205
  FLAG Financial Corp.                                                            14,981            205
* Kana Software, Inc.                                                             67,585            205
  Vesta Insurance Group, Inc.                                                     89,028            205
* EntreMed, Inc.                                                                  49,320            205
* Durect Corp.                                                                    84,922            205
* Pharmacyclics, Inc.                                                             43,153            205
* Wilshire Enterprises, Inc.                                                      41,200            204
  Nitches Inc.                                                                    33,141            203
  Interchange Financial Services Corp.                                            10,257            203
* Microvision, Inc.                                                               32,686            203
* Ciprico Inc.                                                                    33,200            203
  Hawkins, Inc.                                                                   20,200            202
* OSI Systems Inc.                                                                12,600            202
* Industrial Distribution Group, Inc.                                             69,200            202
* Hub Group, Inc.                                                                 23,000            202
* ACT Teleconferencing, Inc.                                                     107,300            202

                                                                             ---
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
-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Penn Engineering & Manufacturing Corp. Class A                                  16,600            202
* Emisphere Technologies, Inc.                                                    55,944            201
* ANADIGICS, Inc.                                                                 61,210            201
* TranSwitch Corp.                                                               147,921            201
* Selectica, Inc.                                                                 63,336            201
* Consumer Portfolio Services, Inc.                                               71,600            200
* Systemax Inc.                                                                   58,546            199
* Barrett Business Services, Inc.                                                 62,300            199
* Syms Corp.                                                                      30,900            199
* American Independence Corp.                                                     18,533            198
* Dura Automotive Systems, Inc.                                                   20,838            197
* Brass Eagle Inc.                                                                23,600            196
* Superior Consultant Holdings Corp.                                              65,400            196
  Capital Bank Corp.                                                              13,100            195
* Ceres Group, Inc.                                                               67,800            195
  Steel Technologies, Inc.                                                        19,300            195
* Comtech Telecommunications Corp.                                                 6,900            195
* CompuCom Systems, Inc.                                                          43,100            195
* Glenayre Technologies, Inc.                                                    141,812            194
* Media 100 Inc.                                                                 162,889            194
  Arrow Financial Corp.                                                            5,800            194
* Packaging Dynamics Corp.                                                        26,675            193
* Luby's, Inc.                                                                    85,775            193
* DiamondCluster International, Inc.                                              51,946            193
* Loral Space & Communications, Ltd.                                              63,165            193
* Raytech Corp.                                                                   45,300            193
  ESB Financial Corp.                                                             14,218            192
* On Assignment, Inc.                                                             47,957            192
  CB Bancshares Inc. (HI)                                                          3,080            191
* VA Software Corp.                                                               88,440            191
  The Washington Savings Bank                                                     18,000            191
  Fidelity Bancorp, Inc.                                                           5,900            191
* Avici Systems Inc.                                                              31,208            190
* Prime Group Realty Trust REIT                                                   32,800            190
* Paul-Son Gaming Corp.                                                           35,500            190
* Computer Horizons Corp.                                                         41,808            190
* Zonagen, Inc.                                                                  115,700            190
* E. Gottschalk & Co., Inc.                                                       93,300            189
* Layne Christensen Co.                                                           23,426            189
* NMS Communications Corp.                                                        95,600            188
* Globecomm Systems, Inc.                                                         57,300            188
  Foothill Independent Bancorp                                                    10,135            188
* Endocare, Inc.                                                                  45,730            187
* Hologic, Inc.                                                                   14,200            187
* Commerce One, Inc.                                                              79,500            187
  Eastern Virginia Bankshares, Inc.                                                8,130            186
* National R. V. Holdings, Inc.                                                   35,773            185
* Dynacq International, Inc.                                                      11,010            185
* Alcide Corp.                                                                    17,200            185
* Register.com, Inc.                                                              31,470            184
* Equinix, Inc.                                                                   23,472            184
* Sirna Therapeutics, Inc.                                                        20,900            184
  Urstadt Biddle Properties Class A REIT                                          14,300            184
* Neurogen Corp.                                                                  40,135            183
* Merge Technologies, Inc.                                                        14,000            183
* RMH Teleservices, Inc.                                                          42,000            182
  Hanmi Financial Corp.                                                           10,409            182
  Fedders Corp.                                                                   58,700            180
* Simula, Inc.                                                                    69,300            180
* Vical, Inc.                                                                     41,390            180
* Cellstar Corp.                                                                  45,751            180
* Eden Bioscience Corp.                                                          111,290            179
* Mail-Well, Inc.                                                                 71,060            179
  Golden Enterprises Inc.                                                         75,900            178
* Genaera Corp.                                                                  105,500            178
  Exchange National Bancshares, Inc.                                               3,200            178
* Qualstar Corp.                                                                  32,200            177
* Traffix, Inc.                                                                   57,400            176
* Interpharm Holdings, Inc.                                                       60,000            176
* Federal Agricultural Mortgage Corp. Class A                                     10,523            176
* Docucorp International, Inc.                                                    26,493            176
* John B. Sanfilippo & Son, Inc.                                                  10,855            175
* Capstone Turbine Corp.                                                         160,578            175
* Terra Industries, Inc.                                                         163,141            175
* Duratek, Inc.                                                                   22,225            174
* Mitcham Industries, Inc.                                                       113,700            174
* Lipid Sciences, Inc.                                                            87,748            174
* Applied Molecular Evolution, Inc.                                               40,548            174
* Sunrise Telecom Inc.                                                            97,942            173
* ChromaVision Medical Systems, Inc.                                             109,600            173
* Pemco Aviation Group, Inc.                                                       7,360            173
* Crossroads Systems, Inc.                                                       102,400            173
* Exponent, Inc.                                                                  11,093            172
* Questcor Pharmaceuticals, Inc.                                                 171,500            172
  Proton Energy Systems, Inc.                                                     80,032            171
* The SCO Group, Inc.                                                             17,875            171
* U.S. Xpress Enterprises, Inc.                                                   15,952            170
* American Physicians Capital, Inc.                                                7,000            170
* Sonic Innovations, Inc.                                                         46,917            169
* SCM Microsystems, Inc.                                                          30,954            169
* ITXC Corp.                                                                      64,741            169
  First Federal Financial Corp. of Kentucky                                        5,170            169
* Chordiant Software, Inc.                                                        90,617            169
  Standard Commercial Tobacco Co.                                                  9,900            168

---
38

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* MCK Communications, Inc.                                                        65,000            168
* Inforte Corp.                                                                   21,257            168
* Embrex, Inc.                                                                    16,412            167
* CyberSource Corp.                                                               61,000            167
* Interland Inc.                                                                 170,346            167
* NASSDA Corp.                                                                    21,604            167
* Titan Pharmaceuticals, Inc.                                                     70,659            167
  Bush Industries, Inc.                                                           55,310            166
  Pilgrim's Pride Corp. Class A                                                   23,100            166
* Catalytica Energy Systems, Inc.                                                 61,219            165
* Covansys Corp.                                                                  53,783            165
* Aware, Inc.                                                                     73,900            165
* Copper Mountain Networks, Inc.                                                  15,014            162
* Discovery Laboratories, Inc.                                                    25,489            162
  Computer Programs and Systems, Inc.                                              8,100            162
* Medtox Scientific, Inc.                                                         25,412            162
* Lionbridge Technologies, Inc.                                                   31,800            162
* Segue Software, Inc.                                                            73,800            162
  Quaker Fabric Corp.                                                             24,416            161
* Somera Communications, Inc.                                                    110,299            161
* Netro Corp.                                                                     55,802            161
* Latitude Communications, Inc.                                                   86,400            161
  Harrodsburg First Financial Bancorp, Inc.                                        9,800            159
* The Med-Design Corp.                                                            32,300            159
* Foster Wheeler Ltd.                                                             74,154            159
* Answerthink Consulting Group, Inc.                                              82,189            159
* Alamosa Holdings, Inc.                                                         103,397            158
  Commercial National Financial Corp.                                              6,000            158
* Salix Pharmaceuticals, Ltd.                                                     15,053            158
  Lakeland Financial Corp.                                                         5,166            157
* Lithia Motors, Inc.                                                              9,700            157
  Farmers Capital Bank Corp.                                                       4,910            157
* ParkerVision, Inc.                                                              23,926            157
  Franklin Financial Corp.                                                         5,214            157
* Gaiam, Inc.                                                                     26,127            155
* La Jolla Pharmaceutical Co.                                                     47,300            155
* Protection One, Inc.                                                           157,582            154
* Epimmune Inc.                                                                  109,500            154
* Corio, Inc.                                                                     96,158            154
* Edison Schools Inc.                                                            102,174            153
* American Medical Security Group, Inc.                                            8,000            153
* Home Products International Inc.                                                67,520            153
  Community Bank of Northern Virginia                                             13,088            152
* NTN Communications, Inc.                                                        75,300            151
* Mercator Software, Inc.                                                        101,251            151
* Medialink Worldwide, Inc.                                                       44,400            151
* HealthExtras, Inc.                                                              19,200            150
* Option Care, Inc.                                                               13,000            150
* Clark, Inc.                                                                     12,500            149
  Peoples BancTrust Co., Inc.                                                      9,900            149
* Monterey Pasta Co.                                                              29,943            148
* Z-Tel Technologies, Inc.                                                        57,865            148
* Exact Sciences Corp.                                                            13,500            148
* Applied Innovation Inc.                                                         42,600            147
* Foamex International, Inc.                                                      47,924            147
  CoBiz Inc.                                                                      11,001            147
* Data Systems & Software, Inc.                                                   57,200            146
* BioTime, Inc.                                                                   72,900            146
* Monro Muffler Brake, Inc.                                                        5,158            146
* Peerless Systems Corp.                                                          57,500            145
  Southern Peru Copper Corp.                                                       9,500            145
  Chester Valley Bancorp                                                           7,600            145
  Peoples Bancorp of North Carolina                                                8,471            145
* Covenant Transport, Inc.                                                         8,530            145
* Technology Solutions Co.                                                       144,896            145
* Vyyo Inc.                                                                       47,600            144
* Paradyne Networks, Inc.                                                         80,074            144
  Ennis Business Forms, Inc.                                                       9,900            144
* National Healthcare Corp.                                                        7,300            144
* MetaSolv, Inc.                                                                  73,236            144
  Consolidated-Tomoka Land Co.                                                     5,700            143
  NASB Financial Inc.                                                              4,900            142
* Landec Corp.                                                                    38,900            142
* EPIX Medical, Inc.                                                               9,976            141
  Royal Bancshares of Pennsylvania, Inc.                                           6,554            140
* First Virtual Communications, Inc.                                              31,480            140
* Tier Technologies, Inc.                                                         18,032            140
* Interstate Hotels & Resorts, Inc.                                               29,688            140
* ParthusCeva Inc.                                                                17,095            139
* Active Power, Inc.                                                              82,658            139
* MTI Technology Corp.                                                           140,400            139
* Sangamo BioSciences, Inc.                                                       48,650            139
* ShoLodge, Inc.                                                                  39,333            139
* AAON, Inc.                                                                       7,464            138
* McLeod USA Inc.                                                                 91,429            138
* Urologix, Inc.                                                                  53,480            137
  Outlook Group Corp.                                                             23,700            137
* Gulf Island Fabrication, Inc.                                                    8,100            137
  Friedman's, Inc. Class A                                                        12,000            136
* SAVVIS Communications Corp.                                                    151,444            136
* BindView Development Corp.                                                      67,000            135
  PFS Bancorp, Inc.                                                                7,700            135
* Tut Systems, Inc.                                                               34,200            135
  Warwick Community Bancorp, Inc.                                                  4,600            135
  National Health Realty Inc. REIT                                                 8,400            134

                                                                             ---

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
  Saucony Inc.                                                                    11,100            134
* Mod-Pac Corp.                                                                   20,130            134
  North Pittsburgh Systems, Inc.                                                   8,869            134
* Applix, Inc.                                                                    83,479            134
* Sirenza Microdevices, Inc.                                                      65,174            132
  EMC Insurance Group, Inc.                                                        7,063            131
  Schawk, Inc.                                                                    12,500            131
* On2 Technologies, Inc.                                                         104,600            131
* Astronics Corp.                                                                 40,260            131
* SPEEDUS Corp.                                                                  110,500            130
* Franklin Covey Co.                                                              74,300            130
  Andersons, Inc.                                                                 10,575            130
  EnergySouth, Inc.                                                                3,945            129
* Hypercom Corp.                                                                  31,100            129
  Thistle Group Holdings, Co.                                                      8,105            128
* Westmoreland Coal Company                                                        7,100            128
* NetManage, Inc.                                                                 42,822            128
* Wyndham International, Inc.Class A                                             288,869            127
  United Capital Corp.                                                             3,600            127
* MPW Industrial Services Group, Inc.                                             63,200            126
* Critical Path, Inc.                                                            127,326            126
* Collagenex Pharmaceuticals, Inc.                                                 9,200            125
* Acclaim Entertainment Inc.                                                     183,159            125
* Arden Group Inc. Class A                                                         2,110            124
* Micro Therapeutics, Inc.                                                        29,300            124
* Cypress Bioscience, Inc.                                                        28,412            123
* Tor Minerals International, Inc.                                                40,700            122
  Camden National Corp.                                                            4,400            121
  United Industrial Corp.                                                          7,400            121
* Bentley Pharmaceuticals, Inc.                                                    9,100            120
* Supertex, Inc.                                                                   6,499            119
  Schnitzer Steel Industries, Inc. Class A                                         2,700            119
* AXS-One Inc.                                                                   125,300            119
* Curative Health Services Inc.                                                    7,000            119
* JLM Industries, Inc.                                                            91,500            119
  CNB Florida Bancshares, Inc.                                                     7,600            119
* Applied Extrusion Technologies, Inc.                                            48,600            118
  Citizens 1st Bancorp, Inc.                                                       5,284            115
* Lifeway Foods, Inc.                                                             14,500            115
  Wainwright Bank & Trust Co.                                                     11,410            115
* Marimba, Inc.                                                                   39,600            115
* ICT Group, Inc.                                                                 11,000            115
* Extended Systems Inc.                                                           29,100            113
* Lexent Inc.                                                                     80,972            113
* Avigen, Inc.                                                                    32,654            113
* Del Laboratories, Inc.                                                           4,800            113
* Covalent Group, Inc.                                                            49,900            112
  Agree Realty Corp. REIT                                                          4,600            112
* Petroleum Helicopters, Inc.                                                      3,700            112
* Atlas Air Worldwide Holdings, Inc.                                              75,872            112
* BNCCORP, Inc.                                                                    8,900            111
  Coastal Financial Corp.                                                          8,582            111
  AMCOL International Corp.                                                       13,800            110
* Cosine Communications, Inc.                                                     18,023            110
  Peapack Gladstone Financial Corp.                                                3,400            109
* Allied Holdings, Inc.                                                           32,800            109
* Omnicell, Inc.                                                                  10,600            109
* Powell Industries, Inc.                                                          7,400            108
* Rubio's Restaurants, Inc.                                                       21,200            107
* Click2learn, Inc.                                                               61,100            106
* Hanover Direct, Inc.                                                           374,676            105
* Radiologix Inc.                                                                 24,926            105
* Curon Medical Inc.                                                              92,567            105
* Intelli-Check Inc.                                                              14,700            104
* White Electronic Designs Corp.                                                   9,804            104
  PrivateBancorp, Inc.                                                             3,800            104
  Pamrapo Bancorp, Inc.                                                            5,980            103
* Seneca Foods Corp.                                                               5,903            103
* Checkers Drive-In Restaurants, Inc.                                              9,005            103
* WJ Communications, Inc.                                                        100,820            103
* California Micro Devices Corp.                                                  47,600            102
* Global Power Equipment Group Inc.                                               21,800            101
* Double Eagle Petroleum Co.                                                      12,900            101
* EXE Technologies, Inc.                                                          20,117            101
  X-Rite Inc.                                                                     10,193            101
* Microtek Medical Holdings, Inc.                                                 48,100            101
* Gallery of History, Inc.                                                        25,900            100
  Berkshire Bancorp Inc.                                                           2,785             99
  Building Materials Holding Corp.                                                 6,700             99
* Docent, Inc.                                                                    28,950             98
* MIM Corp.                                                                       15,015             98
* Large Scale Biology Corp.                                                       97,583             98
* Pinnacor Inc.                                                                   50,667             97
* Competitive Technologies, Inc.                                                  60,300             96
* Semitool, Inc.                                                                  19,552             96
* Diodes Inc.                                                                      5,055             96
* Intraware, Inc.                                                                 76,500             96
* Blue Coat Systems, Inc.                                                         15,925             96
* ONYX Software Corp.                                                             98,295             95
* Clearone Communications Inc.                                                    42,784             95
* Immersion Corp.                                                                 49,700             94
* AVI BioPharma, Inc.                                                             15,380             94
* Novadigm, Inc.                                                                  36,330             94
* Braun Consulting, Inc.                                                          55,300             94
* Communication Intelligence Corp.                                               251,600             93
  Monmouth Real Estate Investment Corp. REIT                                      13,250             93
* Viewpoint Corp.                                                                 81,650             92
  LSI Industries Inc.                                                              8,300             92
* TRC Cos., Inc.                                                                   6,200             92

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40

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Orchid Biosciences, Inc.                                                        76,253             92
* ACTV, Inc.                                                                      92,901             91
* Shoe Carnival, Inc.                                                              6,166             91
* Zones, Inc.                                                                     88,100             91
* Digital Lightwave, Inc.                                                         83,824             91
* eLoyalty Corp.                                                                  23,189             90
* SSP Solutions, Inc.                                                             94,700             90
* Midwest Express Holdings, Inc.                                                  33,937             89
* Applied Digital Solutions, Inc.                                                147,916             89
  First Midwest Financial, Inc.                                                    4,750             88
* Tenneco Automotive, Inc.                                                        24,400             88
* Allied Motion Technologies, Inc.                                                58,200             87
* Hungarian Telephone and Cable Corp.                                              9,500             87
* Allou Health Care, Inc.                                                         81,200             87
  Pennrock Financial Services Corp.                                                3,204             87
* Earthshell Corp.                                                               211,042             87
* Argonaut Technologies Inc.                                                      69,700             86
  Gorman-Rupp Co.                                                                  3,600             86
* Vasomedical, Inc.                                                               69,444             86
* Carmike Cinemas, Inc.                                                            3,783             86
  Bryn Mawr Bank Corp.                                                             2,317             86
* Evercel, Inc.                                                                   47,164             86
* Optical Cable Corp.                                                             12,268             86
* American Access Technologies Inc.                                               80,800             85
* VIA NET.WORKS, Inc.                                                             85,472             85
* Encore Medical Corp.                                                            22,900             85
* Lightspan Inc.                                                                 124,178             84
* ViroPharma Inc.                                                                 32,367             84
* IDT Corp.                                                                        4,695             84
* FairMarket, Inc.                                                                50,100             84
* The Allied Defense Group, Inc.                                                   4,500             83
* Star Scientific, Inc.                                                           24,100             83
* Hawk Corp. Class A                                                              24,000             83
* SportsLine.com, Inc.                                                            39,000             82
* Nanometrics Inc.                                                                11,503             81
* National Research Corp.                                                          7,200             81
* Hollywood Media Corp.                                                           62,300             81
* Nutraceutical International Corp.                                                7,500             81
* I-many, Inc.                                                                    79,783             81
* Phoenix Technologies Ltd.                                                       14,195             80
  Security Bank Corp.                                                              2,300             80
* Blue Martini Software, Inc.                                                     21,616             80
* Maxwell Shoe Co. Inc.                                                            5,472             79
  West Essex Bancorp, Inc.                                                         2,200             77
* iVillage Inc.                                                                   51,079             77
* Food Technology Service, Inc.                                                   77,050             76
* Strattec Security Corp.                                                          1,400             74
* Somanetics Corp.                                                                21,650             74
* Merisel, Inc.                                                                   16,131             74
* Hollis-Eden Pharmaceuticals, Inc.                                                5,800             73
* Lesco, Inc.                                                                      8,200             73
* Electric Fuel Corp.                                                             91,100             73
* IGI, Inc.                                                                       68,500             72
* Catalina Lighting, Inc.                                                          7,160             72
  Presidential Realty Corp. REIT                                                   9,000             72
* Stratos Lightwave, Inc.                                                         14,381             71
* Delta Woodside Industries, Inc                                                  24,475             70
  First SecurityFed Financial, Inc.                                                2,800             70
* Rainmaker Systems, Inc.                                                         87,500             69
* Universal Access Global Holdings Inc.                                          163,184             69
* CyberOptics Corp.                                                               10,200             68
* VaxGen, Inc.                                                                    13,200             68
* BMC Industries, Inc.                                                           126,104             68
  UniFirst Corp.                                                                   3,100             68
* Cardiac Science, Inc.                                                           24,900             67
* Cole National Corp. Class A                                                      5,300             66
* Wave Systems Corp.                                                              75,400             66
* SEEC, Inc.                                                                      47,900             66
* HyperFeed Technologies, Inc.                                                   137,300             66
* BSQUARE Corp.                                                                   80,300             66
* Lowrance Electronics, Inc.                                                       7,700             66
* SS&C Technologies, Inc.                                                          4,100             65
  Alico, Inc.                                                                      2,600             64
* Versant Corp.                                                                  105,400             64
* Obie Media Corp.                                                                33,210             64
* Tripath Technology Inc.                                                         82,722             64
* Pac-West Telecom, Inc.                                                          86,070             64
* EnPro Industries, Inc.                                                           5,900             63
  Cascade Corp.                                                                    3,600             63
* StorageNetworks, Inc.                                                           45,000             63
  Noland Co.                                                                       1,750             62
  NN, Inc.                                                                         4,900             62
* Ramtron International Corp.                                                     27,300             62
* Alpine Group, Inc.                                                              77,479             62
* Loudeye Corp.                                                                   76,385             61
* Airnet Communications Corp.                                                     56,290             61
* TippingPoint Technologies Inc.                                                   7,659             61
  Ecology and Environment, Inc.                                                    6,925             60
* DSL.Net, Inc.                                                                  115,398             60
* Net Perceptions, Inc.                                                           37,400             60
* MediaBay, Inc.                                                                  82,700             60
* SRI/Surgical Express, Inc.                                                       8,600             59
* Hemispherx Biopharma, Inc.                                                      31,600             59
* Celeritek, Inc.                                                                  8,000             59
  First State Bancorporation                                                       2,100             58
  MicroFinancial Inc.                                                             31,100             57
* Meadowbrook Insurance Group, Inc.                                               17,800             56
* Stratasys, Inc.                                                                  1,600             56
* Perficient, Inc.                                                                50,931             56
* Evergreen Solar, Inc.                                                           41,020             55

                                                                             ---

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Kaiser Ventures LLC Class A                                                     36,800             55
* Electroglas, Inc.                                                               41,975             55
  Willow Grove Bancorp, Inc.                                                       3,200             54
* i3 Mobile, Inc.                                                                113,078             54
* Aurora Foods Inc.                                                              154,145             54
* SIGA Technologies, Inc.                                                         32,500             54
* Mothers Work, Inc.                                                               2,000             54
* Primus Knowledge Solutions, Inc.                                                39,300             51
* The Leather Factory, Inc.                                                       15,600             51
  McRae Industries, Inc.                                                           8,300             51
* U.S. Concrete, Inc.                                                             13,207             51
* eGain Communications Corp.                                                     107,882             51
* Navarre Corp.                                                                   24,100             51
* Correctional Services Corp.                                                     17,800             51
* Pinnacle Entertainment, Inc.                                                     7,400             50
* Tarantella, Inc.                                                                23,780             50
* Targeted Genetics Corp.                                                         27,300             50
* Malan Realty Investors, Inc. REIT                                               11,200             49
* Bitstream Inc.                                                                  21,300             49
* Amcast Industrial Corp.                                                         55,400             48
  Shenandoah Telecommunications Co.                                                1,000             48
* Ault Inc.                                                                       22,500             48
  Standard Motor Products, Inc.                                                    4,300             48
* eXegenics Inc.                                                                  90,800             47
* SpectraLink Corp.                                                                4,750             47
* InsWeb Corp.                                                                     9,866             47
  Material Sciences Corp.                                                          4,800             47
* Medis Technology Ltd.                                                            6,521             46
* MedSource Technologies, Inc.                                                    10,900             46
* BayCorp Holdings, Ltd.                                                           3,314             46
* Chicago Pizza & Brewery, Inc.                                                    4,590             46
* eMerge Interactive, Inc.                                                        59,348             46
* BioSpecifics Technology                                                         40,800             46
* Cornell Companies, Inc.                                                          3,000             45
  FNB Corp. VA                                                                     1,657             45
* New Century Equity Holdings Corp.                                              133,672             44
  Quixote Corp.                                                                    1,722             44
* E Com Ventures, Inc.                                                             5,800             43
  Sizeler Property Investors, Inc. REIT                                            4,200             43
* SOS Staffing Services, Inc.                                                    111,500             41
* Quidel Corp.                                                                     6,600             41
  Nara Bancorp, Inc.                                                               2,141             41
* Precision Optics Corp., Inc.                                                    17,201             40
* Allos Therapeutics Inc.                                                         13,100             39
* Hampshire Group, Ltd.                                                            1,300             39
  American Vanguard Corp.                                                          2,100             39
* Internet Pictures Corp.                                                          9,043             38
* Dominion Homes, Inc.                                                             1,600             38
* American Power Technology, Inc.                                                  4,900             38
* Penton Media, Inc. Class A                                                      64,108             38
* Vornado Operating Inc. REIT                                                     55,529             37
* NeoRx Corp.                                                                     11,000             37
  Woodhead Industries, Inc.                                                        2,951             37
* Books-a-Million Inc.                                                            13,400             37
* Toreador Resources Corp.                                                        12,200             37
* Peoples Community Bancorp                                                        1,500             36
* GMX Resources Inc.                                                              18,700             36
* Lynx Therapeutics, Inc.                                                          9,417             36
* First Advantage Corp. Class A                                                    2,132             35
* MedCath Corp.                                                                    5,900             35
* En Pointe Technologies, Inc.                                                    49,300             35
* Lynch Corp.                                                                      3,500             34
* MIPS Technologies, Inc.                                                         13,267             34
  Northeast Indiana Bancorp, Inc.                                                  1,800             33
* WHX Corp.                                                                       15,855             33
* Boston Beer Co., Inc. Class A                                                    2,300             33
  Stanley Furniture Co., Inc.                                                      1,200             33
* PW Eagle, Inc.                                                                   8,300             33
  First Federal Bancorp, Inc.                                                      4,300             32
* Mayor's Jeweler's, Inc.                                                        138,600             32
* CPI Aerostructures, Inc.                                                         3,600             32
* Multilink Technology Corp. Class A                                              11,212             30
  Westfield Financial, Inc.                                                        1,700             30
* Beta Oil & Gas, Inc.                                                            22,600             30
* Atlanta Sosnoff Capital Corp.                                                    2,200             30
* Rita Medical Systems, Inc.                                                       8,500             30
* Cognitronics Corp.                                                              13,800             30
* U S Liquids Inc.                                                               112,700             29
* Beacon Power Corp.                                                             102,935             29
  One Liberty Properties, Inc. REIT                                                1,700             29
  Falmouth Bancorp, Inc.                                                           1,100             28
* 24/7 Real Media, Inc.                                                           34,100             28
  Independence Holding Co.                                                         1,300             27
* LogicVision, Inc.                                                                9,150             27
* Weider Nutritional International, Inc.                                          12,100             27
* GlycoGenesys, Inc.                                                              32,100             27
* Baltek Corp.                                                                     1,800             27
* Mestek, Inc.                                                                     1,500             27
* Andrea Radio Corp.                                                              85,700             27
* Retractable Technologies, Inc.                                                   3,100             26
* Persistence Software, Inc.                                                       7,110             26
* Summit Financial Corp.                                                           1,544             26
* Drew Industries, Inc.                                                            1,400             25
* Miltope Group Inc.                                                               8,370             25
  BIW Limited                                                                      1,400             25
* Kosan Biosciences, Inc.                                                          4,200             25
* Endologix, Inc.                                                                  7,200             25
  Warwick Valley Telephone Co.                                                       300             25
  APCO Argentina Inc.                                                              1,100             24
* SimpleTech, Inc.                                                                 6,000             24

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42

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                 SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Peco II, Inc.                                                                   38,190             24
* Verticalnet, Inc.                                                               15,130             24
* eUniverse, Inc.                                                                  6,500             24
  Nevada Chemicals, Inc.                                                           6,000             23
* MAI Systems Corp.                                                              150,575             23
* Ag Services of America, Inc.                                                     3,800             23
  Click Commerce, Inc.                                                            15,356             22
* Global ePoint, Inc.                                                             11,600             22
  Aaron Rents, Inc.                                                                  900             22
  Liquid Audio, Inc.                                                              61,700             22
* FirePond, Inc.                                                                   6,795             22
* WorldGate Communications, Inc.                                                  63,500             22
* Shoe Pavilion, Inc.                                                             21,100             22
* Versata, Inc.                                                                   12,200             21
* Pain Therapeutics, Inc.                                                          3,300             21
  Ingles Markets, Inc.                                                             2,100             21
* Verso Technologies, Inc.                                                        11,700             21
  Comdisco Holding Co., Inc.Contingent Value Rights                               66,976             21
  Bandag, Inc. Class A                                                               600             21
* Newtek Business Services, Inc.                                                   3,800             20
* Virage, Inc.                                                                    23,902             20
* Bel Fuse, Inc. Class A                                                             977             20
* Mesa Laboratories, Inc.                                                          2,800             20
* Bioanalytical Systems, Inc.                                                      7,000             20
* Zapata Corp.                                                                       400             19
* IntraBiotics Pharmaceuticals, Inc.                                               4,802             19
* Diedrich Coffee, Inc.                                                            6,000             19
* LightPath Technologies, Inc.Class A                                              6,262             19
* Miller Exploration Co.                                                           2,660             19
* Artisoft, Inc.                                                                  11,633             19
* Private Business Inc.                                                           26,134             19
* Cornerstone Realty Income Trust, Inc. REIT Cvt. Pfd.                             2,610             19
* Oglebay Norton Co.                                                               6,000             18
* Touch America Holdings, Inc.                                                   274,423             18
* Serrento Networks Corp.                                                          6,875             18
* MakeMusic! Inc.                                                                  7,540             18
  Providence and Worcester Railroad Co.                                            2,500             18
* SciQuest, Inc.                                                                   4,506             17
* Cortex Pharmaceuticals, Inc.                                                     9,800             17
* Fischer Imaging Corp.                                                            3,470             17
  ILX Resorts Inc.                                                                 2,000             17
* Nematron Corp.                                                                  63,000             17
* NaviSite, Inc.                                                                   6,180             17
* America Online Latin America, Inc.                                              27,901             17
* Applied Graphics Technologies, Inc.                                             20,280             17
  Hubbell Inc. Class A                                                               500             16
* Horizon Medical Products, Inc.                                                  28,200             16
* Adams Golf, Inc.                                                                47,100             16
* Sagent Technology, Inc.                                                        103,300             15
* NexPrise, Inc.                                                                   4,740             15
* Novatel Wireless, Inc.                                                           6,026             15
* Spectranetics Corp.                                                              4,400             13
* Digital Angel Corp.                                                              5,000             13
* Iridex Corp.                                                                     3,500             13
* Charles & Colvard Ltd.                                                           3,200             13
* Five Star Quality Care, Inc.                                                     8,338             13
* Hoenig Group, Inc. Contingent Value Rights                                      54,300             12
* DiaSys Corp.                                                                    15,600             12
* Horizon Group Properties, Inc. REIT                                              3,415             12
* HPSC, Inc.                                                                       1,200             12
* Aetrium, Inc.                                                                    7,801             11
* Captiva Software Corp.                                                           2,300             11
* Allegiance Telecom, Inc.                                                       205,405             11
* Datalink Corp.                                                                   2,400             11
* Hudson Technology, Inc.                                                          5,600             11
* Lantronix, Inc.                                                                 14,277             11
* BAM! Entertainment Inc.                                                         22,100             10
* Made2Manage Systems, Inc.                                                        1,800             10
* Ampex Corp. Class A                                                              2,890             10
* Applied Imaging Corp.                                                            6,500             10
* Procom Technology, Inc.                                                         32,000             10
* VASCO Data Security International, Inc.                                          8,000             10
* Almost Family Inc.                                                               1,200              9
* Maui Land & Pineapple Co., Inc.                                                    400              9
* PerfectData Corp.                                                                9,800              9
* Advanced Nutraceuticals, Inc.                                                   11,225              8
* Advantage Marketing Systems, Inc.                                                6,600              8
* Bruker Axs Inc.                                                                  2,600              8
* CardioTech International, Inc.                                                   2,700              8
  Weyco Group, Inc.                                                                  173              8
* Capital Properties, Inc. Class A                                                   900              8
* Introgen Therapeutics, Inc.                                                      1,400              8
* Catapult Communications Corp.                                                      700              7
* Barrister Information Systems Corp.                                             18,000              7
* LMI Aerospace, Inc.                                                              3,600              7
  Fidelity Southern Corp.                                                            600              7
* American Pacific Bank                                                              880              7
* Aradigm Corp.                                                                    3,500              6
* Sunlink Health Systems, Inc.                                                     2,600              6
* CoActive Marketing Group, Inc.                                                   2,000              6
* Hauppage Digital, Inc.                                                           1,900              6
* Cogent Communications Group, Inc.                                                2,779              6

                                                                            ----
                                                                              43
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
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                                                                                                 MARKET
EXTENDED MARKET                                                                                  VALUE*
INDEX FUND                                                                       SHARES           (000)
-------------------------------------------------------------------------------------------------------
* Onvia.com, Inc.                                                                  1,580              6
* CenterSpan Communications Corp.                                                 41,600              6
* The 3DO Co.                                                                     14,900              6
  L. S. Starrett Co. Class B                                                         400              5
  Century Aluminum Co.                                                               700              5
* Encore Wire Corp.                                                                  517              5
* Katy Industries, Inc.                                                            1,000              5
* VCampus Corp.                                                                    2,030              5
* Shiloh Industries, Inc.                                                          1,500              5
* General Bearing Corp.                                                            1,200              5
* Comshare Inc.                                                                    1,000              5
* Landenburg Thalmann Financial Services, Inc.                                    18,943              4
* Optika Inc.                                                                      2,900              4
* Magnum Hunter Resources Inc.Warrants Exp. 3/21/2005                             12,046              4
* Calton, Inc.                                                                    15,400              4
* Emeritus Corp.                                                                   1,000              4
* Manchester Technologies, Inc.                                                    1,700              4
* OMNI Energy Services Corp.                                                       2,466              4
* Vista Medical Technologies, Inc.                                                 1,300              4
* Koala Corp.                                                                     79,000              4
* Advanced Lighting Technologies, Inc.                                            41,620              4
* Analytical Surveys, Inc.                                                         2,531              4
* Sento Corporation                                                                1,675              3
* Radview Software Ltd.                                                            9,000              3
* Prime Medical Services, Inc.                                                       700              3
* Microstrategy Inc.Warrants Exp. 6/24/2007                                       16,080              3
* Read-Rite Corp.                                                                 41,795              3
* P-Com, Inc.                                                                     27,920              3
* Investors Capital Holdings, Ltd.                                                   900              3
* Olympic Cascade Financial Corp.                                                  2,900              2
* FiberMark, Inc.                                                                    500              2
  State Bancorp, Inc.                                                                105              2
* Paradigm Medical Industries, Inc.                                                6,700              2
* CRYO-CELL International, Inc.                                                    2,000              2
* GoAmerica, Inc.                                                                  5,000              2
  Merrill Merchants Bancshares, Inc.                                                 106              2
* Physiometrix, Inc.                                                               1,100              2
* Nucentrix Broadband Networks                                                     1,700              1
  Financial Industries Corp.                                                         100              1
* Valley Forge Scientific Corp.                                                    1,100              1
* EasyLink Services Corp.                                                          1,838              1
* Corrpro Cos., Inc.                                                               2,400              1
* Continucare Corp.                                                                3,000              1
* Bluefly, Inc.                                                                      900              1
* J. Alexander's Corp.                                                               200              1
* Diamond Hill Investment Group                                                      200              1
* FiberNet Telecom Group, Inc.                                                       780              1
* Fiberstars, Inc.                                                                   200              1
* Capital Properties, Inc. Class B                                                    90              1
* NTELOS Inc.                                                                     41,468              1
* Travis Boats & Motors, Inc.                                                        700              1
* ARTISTdirect, Inc.                                                                 688             --
* Pinnacle Holdings Inc. REIT                                                     80,200             --
* Alterra Healthcare Corp.                                                        59,200             --
* Evolve Software, Inc.                                                            1,495             --
* ProcureNet, Inc.                                                                21,000             --
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $5,510,342)                                                                          4,922,263
-------------------------------------------------------------------------------------------------------
                                                                                    FACE
                                                                                  AMOUNT
                                                                                   (000)
-------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.2%)(1)
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2) 1.168%, 7/2/2003                                                             $ 5,500          5,500
Repurchase Agreements
 Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.16%, 7/1/2003                                                                  92,360         92,360
1.16%, 7/1/2003--Note E                                                          163,715        163,715
-------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $261,575)                                                                                261,575
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.4%)
 (Cost $5,771,917)                                                                            5,183,838
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.4%)
-------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                             36,294
Security Lending Collateral Payable to
 Brokers--Note E                                                                               (163,715)
Other Liabilities                                                                               (44,250)
                                                                                             -----------
                                                                                               (171,671)
                                                                                             -----------
--------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                            $5,012,167
========================================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments,  the fund's effective common stock and temporary cash investment  positions represent
100.0% and 3.4%,  respectively,  of net assets. See Note C in Notes to Financial
Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

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44

--------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT
                                                                                                   (000)
--------------------------------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                              $6,076,924
Undistributed Net Investment Income                                                              14,989
Accumulated Net Realized Losses                                                                (490,116)
Unrealized Depreciation
 Investment Securities                                                                         (588,079)
 Futures Contracts                                                                               (1,551)
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $5,012,167
========================================================================================================
Investor Shares--Net Assets
Applicable to 144,220,977 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                   $3,169,483
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                                                $21.98
========================================================================================================
Admiral Shares--Net Assets
Applicable to 36,193,404 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                     $795,544
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                                                  $21.98
========================================================================================================
Institutional Shares--Net Assets
Applicable to 45,742,089 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                   $1,005,869
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                                            $21.99
========================================================================================================
VIPER Shares--Net Assets
Applicable to 711,401 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                      $41,271
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 VIPER SHARES                                                                                    $58.01
========================================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.
                                                                            ----
                                                                              45
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
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                                                                                                 MARKET
                                                                                                 VALUE*
MID-CAP INDEX FUND                                                                SHARES          (000)
-------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.7%)(1)
-------------------------------------------------------------------------------------------------------
* PG&E Corp.                                                                   1,206,238         25,512
* Xerox Corp.                                                                  2,318,113         24,549
  AmerisourceBergen Corp.                                                        326,173         22,620
  PPL Corp.                                                                      518,169         22,281
  PACCAR, Inc.                                                                   326,461         22,056
* Apple Computer, Inc.                                                         1,067,000         20,401
  TXU Corp.                                                                      905,715         20,333
* Caremark Rx, Inc.                                                              775,087         19,904
  CIGNA Corp.                                                                    413,113         19,392
  CSX Corp.                                                                      635,474         19,121
* Computer Sciences Corp.                                                        498,724         19,011
  Mylan Laboratories, Inc.                                                       543,992         18,915
* Altera Corp.                                                                 1,131,049         18,549
  Union Planters Corp.                                                           587,981         18,245
  Cinergy Corp.                                                                  493,482         18,155
  Xcel Energy, Inc.                                                            1,180,140         17,749
  Jefferson-Pilot Corp.                                                          422,645         17,523
  Family Dollar Stores, Inc.                                                     458,136         17,478
* BJ Services Co.                                                                467,029         17,448
  UST, Inc.                                                                      496,614         17,396
* Nabors Industries, Inc.                                                        428,320         16,940
  Starwood Hotels & Resorts Worldwide, Inc.                                      591,206         16,903
  Monsanto Co.                                                                   773,747         16,744
  Constellation Energy Group, Inc.                                               487,638         16,726
  Knight Ridder                                                                  241,476         16,645
  Genuine Parts Co.                                                              516,909         16,546
  Eaton Corp.                                                                    209,445         16,464
  KeySpan Corp.                                                                  461,475         16,359
* Weatherford International Ltd.                                                 388,520         16,279
  North Fork Bancorp, Inc.                                                       477,945         16,279
* Novellus Systems, Inc.                                                         442,700         16,212
  ITT Industries, Inc.                                                           244,528         16,007
* Flextronics International Ltd.                                               1,536,300         15,962
  Sempra Energy                                                                  548,926         15,661
  First Tennessee National Corp.                                                 353,468         15,521
  CIT Group Inc.                                                                 625,921         15,429
* IDEC Pharmaceuticals Corp.                                                     452,891         15,398
  Dollar General Corp.                                                           838,594         15,313
  Interpublic Group of Cos., Inc.                                              1,140,433         15,259
* Broadcom Corp.                                                                 603,500         15,033
  Cincinnati Financial Corp.                                                     405,154         15,027
* Quest Diagnostics, Inc.                                                        233,480         14,896
  Microchip Technology, Inc.                                                     602,174         14,832
  Kinder Morgan, Inc.                                                            270,631         14,790
  Parker Hannifin Corp.                                                          349,645         14,682
* Network Appliance, Inc.                                                        903,924         14,653
  MeadWestvaco Corp.                                                             593,112         14,650
  Synovus Financial Corp.                                                        670,724         14,421
  ProLogis REIT                                                                  527,362         14,397
* Edison International                                                           867,992         14,261
  Centex Corp.                                                                   182,592         14,204
  Textron, Inc.                                                                  362,052         14,127
  Plum Creek Timber Co. Inc. REIT                                                543,330         14,099
  Tiffany & Co.                                                                  429,572         14,038
  NiSource, Inc.                                                                 736,717         13,998
  CenturyTel, Inc.                                                               400,919         13,972
  MGIC Investment Corp.                                                          296,698         13,838
  SAFECO Corp.                                                                   388,613         13,710
* Synopsys, Inc.                                                                 221,423         13,695
  GlobalSantaFe Corp.                                                            585,594         13,668
* Noble Corp.                                                                    395,387         13,562
  Hilton Hotels Corp.                                                          1,058,164         13,534
* QLogic Corp.                                                                   277,700         13,421
  J.C. Penney Co., Inc. (Holding Co.)                                            794,166         13,382
* American Standard Cos., Inc.                                                   180,919         13,375
  Kerr-McGee Corp.                                                               297,105         13,310
* Coach, Inc.                                                                    266,662         13,264
* Office Depot, Inc.                                                             913,547         13,256
* JDS Uniphase Corp.                                                           3,770,777         13,235
* Laboratory Corp. of America Holdings                                           437,496         13,191
  RadioShack Corp.                                                               498,575         13,118
* Harrah's Entertainment, Inc.                                                   325,295         13,090
  Rockwell Collins, Inc.                                                         531,365         13,088
* Siebel Systems, Inc.                                                         1,371,491         13,084
  Torchmark Corp.                                                                350,582         13,059
  Health Management Associates Class A                                           706,615         13,037
  IMS Health, Inc.                                                               723,231         13,011
  Archstone-Smith Trust REIT                                                     536,633         12,879
  Popular, Inc.                                                                  333,627         12,875
  Whirlpool Corp.                                                                201,996         12,867
  Murphy Oil Corp.                                                               244,118         12,841
  National Commerce Financial Corp.                                              578,298         12,832
  Delphi Corp.                                                                 1,486,885         12,832
  EOG Resources, Inc.                                                            306,180         12,811
  Huntington Bancshares Inc.                                                     654,852         12,783
* Dean Foods Co.                                                                 404,866         12,753
  Everest Re Group, Ltd.                                                         165,236         12,641
  Georgia Pacific Group                                                          666,208         12,625
* Express Scripts Inc.                                                           184,390         12,598
  Compass Bancshares Inc.                                                        354,853         12,395
  Banknorth Group, Inc.                                                          485,143         12,381
  T. Rowe Price Group Inc.                                                       325,801         12,299
* L-3 Communications Holdings, Inc.                                              282,242         12,275
* Millennium Pharmaceuticals, Inc.                                               778,788         12,250
  Valero Energy Corp.                                                            337,174         12,250
  Zions Bancorp                                                                  241,677         12,231
* Sprint PCS                                                                   2,114,940         12,161
* Watson Pharmaceuticals, Inc.                                                   300,700         12,139

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
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                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                  SHARES          (000)
-------------------------------------------------------------------------------------------------------
  Sovereign Bancorp, Inc.                                                        773,224         12,101
  Williams Cos., Inc.                                                          1,529,506         12,083
* Health Net Inc.                                                                366,495         12,076
* Unisys Corp.                                                                   969,041         11,900
* BEA Systems, Inc.                                                            1,093,700         11,878
  Legg Mason Inc.                                                                182,061         11,825
  Boston Properties, Inc. REIT                                                   269,653         11,811
  Rockwell Automation, Inc.                                                      494,646         11,792
  Applera Corp.-Applied Biosystems Group                                         619,472         11,789
  Green Point Financial Corp.                                                    231,105         11,773
  Amerada Hess Corp.                                                             237,583         11,684
  Old Republic International Corp.                                               339,063         11,620
* Varian Medical Systems, Inc.                                                   201,687         11,611
  Cooper Industries, Inc. Class A                                                276,012         11,399
  Nucor Corp.                                                                    231,376         11,303
  ENSCO International, Inc.                                                      419,258         11,278
* BMC Software, Inc.                                                             690,561         11,277
* Sealed Air Corp.                                                               235,977         11,247
  SCANA Corp.                                                                    327,826         11,238
  Vornado Realty Trust REIT                                                      257,315         11,219
  Leggett & Platt, Inc.                                                          544,078         11,154
  Liz Claiborne, Inc.                                                            316,254         11,148
* Waters Corp.                                                                   382,269         11,135
  Vulcan Materials Co.                                                           300,390         11,135
  Estee Lauder Cos. Class A                                                      330,010         11,065
* Cablevision Systems NY Group Class A                                           532,300         11,051
* Smith International, Inc.                                                      300,579         11,043
* Juniper Networks, Inc.                                                         891,100         11,023
  Duke Realty Corp. REIT                                                         400,009         11,020
  General Growth Properties Inc. REIT                                            176,431         11,016
* Republic Services, Inc. Class A                                                484,983         10,995
  Equifax, Inc.                                                                  421,062         10,948
  Sigma-Aldrich Corp.                                                            201,543         10,920
  C.R. Bard, Inc.                                                                152,717         10,890
  UnumProvident Corp.                                                            809,200         10,851
  Scientific-Atlanta, Inc.                                                       452,414         10,786
* Citizens Communications Co.                                                    835,508         10,770
  W.W. Grainger, Inc.                                                            230,082         10,759
  Expeditors International of Washington, Inc.                                   308,497         10,686
  Fidelity National Financial, Inc.                                              345,977         10,642
* National Semiconductor Corp.                                                   537,780         10,605
* Oxford Health Plans, Inc.                                                      247,889         10,419
  Sabre Holdings Corp.                                                           422,302         10,410
* Jabil Circuit, Inc.                                                            469,293         10,371
* AES Corp.                                                                    1,632,520         10,367
  D. R. Horton, Inc.                                                             368,855         10,365
* Brinker International, Inc.                                                    287,045         10,339
* SPX Corp.                                                                      234,640         10,338
  New York Community Bancorp, Inc.                                               354,544         10,314
* Citrix Systems, Inc.                                                           506,300         10,308
  XTO Energy, Inc.                                                               510,217         10,260
* Barr Laboratories, Inc.                                                        155,960         10,215
  Kimco Realty Corp. REIT                                                        268,869         10,190
* Dollar Tree Stores, Inc.                                                       321,050         10,187
* Thermo Electron Corp.                                                          484,062         10,175
  Radian Group, Inc.                                                             276,647         10,139
  Black & Decker Corp.                                                           232,294         10,093
* Phelps Dodge Corp.                                                             263,166         10,090
* Jones Apparel Group, Inc.                                                      343,133         10,040
  McCormick & Co., Inc.                                                          368,141         10,013
  Pinnacle West Capital Corp.                                                    267,162         10,005
* King Pharmaceuticals, Inc.                                                     676,652          9,987
  Wisconsin Energy Corp.                                                         343,712          9,968
  Omnicare, Inc.                                                                 293,798          9,927
  Sherwin-Williams Co.                                                           368,537          9,906
* Lincare Holdings, Inc.                                                         312,923          9,860
  Ross Stores, Inc.                                                              229,533          9,810
  Rouse Co. REIT                                                                 257,135          9,797
* Mercury Interactive Corp.                                                      252,400          9,745
* NVIDIA Corp.                                                                   420,000          9,664
* Intersil Corp.                                                                 362,903          9,657
  Pepco Holdings, Inc.                                                           503,436          9,646
* Cadence Design Systems, Inc.                                                   796,540          9,606
  Apartment Investment & Management Co. Class A REIT                             277,613          9,605
  ServiceMaster Co.                                                              892,082          9,545
* Sanmina-SCI Corp.                                                            1,507,939          9,515
  Pulte Homes, Inc.                                                              153,647          9,474
  Lennar Corp. Class A                                                           131,446          9,398
* Teradyne, Inc.                                                                 541,769          9,378
  Engelhard Corp.                                                                378,079          9,365
* Career Education Corp.                                                         136,687          9,352
  R.J. Reynolds Tobacco Holdings, Inc.                                           250,703          9,329
  Wendy's International, Inc.                                                    321,054          9,301
  Diebold, Inc.                                                                  213,563          9,237
* VeriSign, Inc.                                                                 667,821          9,236
* Pactiv Corp.                                                                   468,251          9,229
* Robert Half International, Inc.                                                486,452          9,213
* CarMax, Inc.                                                                   305,262          9,204
  Janus Capital Group Inc.                                                       559,829          9,181
* Solectron Corp.                                                              2,445,553          9,146
  Darden Restaurants Inc.                                                        480,682          9,123
  iStar Financial Inc. REIT                                                      249,450          9,105
* WebMD Corp.                                                                    834,459          9,037
* The Dun & Bradstreet Corp.                                                     219,705          9,030
* Smurfit-Stone Container Corp.                                                  686,891          8,950
* Lear Corp.                                                                     194,271          8,940

                                                                             ---

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
MID-CAP INDEX FUND                                                                SHARES          (000)
-------------------------------------------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold, Inc. Class B                                   363,975          8,917
  Energy East Corp.                                                              428,405          8,894
  Symbol Technologies, Inc.                                                      682,253          8,876
  First Virginia Banks, Inc.                                                     204,885          8,835
* ChoicePoint Inc.                                                               253,704          8,758
* AutoNation, Inc.                                                               556,739          8,752
* AdvancePCS                                                                     228,453          8,734
* Mohawk Industries, Inc.                                                        157,217          8,730
  VF Corp.                                                                       256,826          8,724
* Pioneer Natural Resources Co.                                                  329,811          8,608
  Avalonbay Communities, Inc.REIT                                                201,431          8,589
* E*TRADE Group, Inc.                                                          1,004,963          8,542
* Williams-Sonoma, Inc.                                                          292,217          8,533
* CDW Corp.                                                                      186,270          8,531
  DENTSPLY International Inc.                                                    208,379          8,523
  Manpower Inc.                                                                  228,623          8,480
* Expedia Inc.                                                                   110,800          8,463
  RenaissanceRe Holdings Ltd.                                                    185,773          8,456
* Westwood One, Inc.                                                             249,128          8,453
  SuperValu Inc.                                                                 395,519          8,432
* Lamar Advertising Co. Class A                                                  239,044          8,417
* Comverse Technology, Inc.                                                      555,624          8,351
  R.R. Donnelley & Sons Co.                                                      318,146          8,316
* First Health Group Corp.                                                       299,795          8,274
  Public Storage, Inc. REIT                                                      243,080          8,233
* SanDisk Corp.                                                                  203,747          8,221
* Convergys Corp.                                                                513,698          8,219
* Whole Foods Market, Inc.                                                       172,481          8,198
  Deluxe Corp.                                                                   182,725          8,186
* Storage Technology Corp.                                                       317,967          8,184
  Pall Corp.                                                                     363,480          8,178
* Abercrombie & Fitch Co.                                                        287,432          8,166
* Cooper Cameron Corp.                                                           161,297          8,126
  Sunoco, Inc.                                                                   215,281          8,125
  A.G. Edwards & Sons, Inc.                                                      236,360          8,084
  Doral Financial Corp.                                                          180,500          8,059
  Hasbro, Inc.                                                                   460,537          8,055
* DST Systems, Inc.                                                              211,955          8,054
  Hibernia Corp. Class A                                                         441,860          8,024
  Mercantile Bankshares Corp.                                                    203,716          8,022
  PartnerRe Ltd.                                                                 156,250          7,986
  Fluor Corp.                                                                    237,393          7,986
* Marvell Technology Group Ltd.                                                  230,800          7,933
  Allied Capital Corp.                                                           343,000          7,923
  Liberty Property Trust REIT                                                    228,094          7,892
* UTStarcom, Inc.                                                                221,400          7,875
  Hillenbrand Industries, Inc.                                                   155,328          7,836
* MGM Mirage, Inc.                                                               228,750          7,819
  TCF Financial Corp.                                                            195,596          7,793
* LSI Logic Corp.                                                              1,098,757          7,779
  W.R. Berkley Corp.                                                             146,901          7,742
* IVAX Corp.                                                                     431,270          7,698
  Questar Corp.                                                                  229,993          7,698
* Agere Systems Inc. Class A                                                   3,300,500          7,690
* American Power Conversion Corp.                                                492,619          7,680
  Telephone & Data Systems, Inc.                                                 154,016          7,655
* Toys R Us, Inc.                                                                627,805          7,609
* Tellabs, Inc.                                                                1,156,558          7,599
* Michaels Stores, Inc.                                                          199,614          7,597
* Constellation Brands, Inc. Class A                                             241,487          7,583
  International Flavors & Fragrances, Inc.                                       236,974          7,567
  C.H. Robinson Worldwide, Inc.                                                  212,712          7,564
  Fair, Isaac, Inc.                                                              146,467          7,536
  SEI Corp.                                                                      235,390          7,532
  Equitable Resources, Inc.                                                      184,103          7,500
  KB HOME                                                                        120,751          7,484
  Health Care Properties Investors REIT                                          176,400          7,471
  Commerce Bancorp, Inc.                                                         200,747          7,448
* Ceridian Corp.                                                                 438,620          7,443
* Iron Mountain, Inc.                                                            200,648          7,442
  Outback Steakhouse                                                             190,377          7,425
  Beckman Coulter, Inc.                                                          181,244          7,366
* NVR, Inc.                                                                       17,900          7,357
* NCR Corp.                                                                      286,527          7,341
  White Mountains Insurance Group Inc.                                            18,542          7,324
* Energizer Holdings, Inc.                                                       232,687          7,306
  Associated Banc-Corp                                                           197,786          7,294
  Ball Corp.                                                                     160,159          7,289
* Patterson-UTI Energy, Inc.                                                     224,888          7,286
* Park Place Entertainment Corp.                                                 799,290          7,266
  Eastman Chemical Co.                                                           228,622          7,240
* Celgene Corp.                                                                  237,200          7,211
  The Stanley Works                                                              261,219          7,210
  Harman International Industries, Inc.                                           90,593          7,170
  The PMI Group Inc.                                                             266,795          7,161
  NSTAR                                                                          156,963          7,150
  Arthur J. Gallagher & Co.                                                      261,726          7,119
  Valley National Bancorp                                                        268,231          7,068
  Tyson Foods, Inc.                                                              664,901          7,061
* Level 3 Communications, Inc.                                                 1,061,628          7,049
* Manor Care, Inc.                                                               278,870          6,975
  Bemis Co., Inc.                                                                148,823          6,965
  Goodrich Corp.                                                                 330,260          6,935
  Federated Investors, Inc.                                                      251,913          6,907
* PETsMART, Inc.                                                                 411,944          6,867
* Patterson Dental Co.                                                           150,989          6,852

----
48

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
                                                                                  SHARES          (000)
-------------------------------------------------------------------------------------------------------
* LAM Research Corp.                                                             372,774          6,788
* Cephalon, Inc.                                                                 163,300          6,721
* Markel Corp.                                                                    26,150          6,694
  Brunswick Corp.                                                                267,072          6,682
  Puget Energy, Inc.                                                             277,660          6,628
  CenterPoint Energy Inc.                                                        811,722          6,616
  MDU Resources Group, Inc.                                                      197,209          6,605
  Pogo Producing Co.                                                             153,761          6,573
* Gentex Corp.                                                                   214,298          6,560
* Advanced Micro Devices, Inc.                                                 1,021,502          6,548
  Commerce Bancshares, Inc.                                                      167,696          6,532
  Sonoco Products Co.                                                            271,785          6,528
* CIENA Corp.                                                                  1,254,797          6,512
* BISYS Group, Inc.                                                              354,358          6,510
* Host Marriott Corp. REIT                                                       708,330          6,481
* Henry Schein, Inc.                                                             123,627          6,471
  Fastenal Co.                                                                   190,584          6,468
* Compuware Corp.                                                              1,119,025          6,457
* ICOS Corp.                                                                     174,800          6,424
  AMB Property Corp. REIT                                                        227,534          6,410
* Millipore Corp.                                                                143,460          6,365
* Pride International, Inc.                                                      338,151          6,364
  Astoria Financial Corp.                                                        225,842          6,308
  Northeast Utilities                                                            376,797          6,308
  Molex, Inc.                                                                    233,502          6,302
  TECO Energy, Inc.                                                              521,097          6,248
  Dow Jones & Co., Inc.                                                          144,789          6,230
  Fulton Financial Corp.                                                         312,552          6,210
* Rowan Cos., Inc.                                                               276,882          6,202
* Universal Health Services Class B                                              155,653          6,167
* Jacobs Engineering Group Inc.                                                  146,091          6,158
  Temple-Inland Inc.                                                             143,031          6,137
  Bowater Inc.                                                                   163,700          6,131
  New Plan Excel Realty Trust REIT                                               286,802          6,123
  Noble Energy, Inc.                                                             161,333          6,098
* Zebra Technologies Corp. Class A                                                80,796          6,075
  Allete, Inc.                                                                   227,875          6,050
  Belo Corp. Class A                                                             270,554          6,050
  Valspar Corp.                                                                  141,640          5,980
  DPL Inc.                                                                       374,365          5,967
  Bank of Hawaii Corp.                                                           179,873          5,963
* Corinthian Colleges, Inc.                                                      122,578          5,954
* Smithfield Foods, Inc.                                                         259,185          5,941
  Bausch & Lomb, Inc.                                                            158,015          5,926
* Alliant Techsystems, Inc.                                                      113,678          5,901
  Harris Corp.                                                                   196,291          5,899
  Ashland, Inc.                                                                  191,891          5,887
* Network Associates, Inc.                                                       462,969          5,870
  Nordstrom, Inc.                                                                300,567          5,867
* CheckFree Corp.                                                                210,214          5,852
* Rent-A-Center, Inc.                                                             76,960          5,834
  Viad Corp.                                                                     260,438          5,831
  City National Corp.                                                            130,426          5,812
  Weingarten Realty Investors REIT                                               138,474          5,802
* Garmin Ltd.                                                                    143,600          5,725
* Weight Watchers International, Inc.                                            125,700          5,718
  Reynolds & Reynolds Class A                                                    199,578          5,700
* Apogent Technologies Inc.                                                      284,432          5,689
* Vishay Intertechnology, Inc.                                                   427,202          5,639
  Pier 1 Imports Inc.                                                            274,777          5,605
* Entercom Communications Corp.                                                  113,746          5,575
  Brown & Brown, Inc.                                                            171,336          5,568
  Investors Financial Services Corp.                                             191,819          5,565
* Tektronix, Inc.                                                                257,314          5,558
  Foot Locker, Inc.                                                              417,500          5,532
* Emulex Corp.                                                                   242,900          5,531
* ADC Telecommunications, Inc.                                                 2,374,325          5,527
  Dial Corp.                                                                     282,510          5,495
  Hospitality Properties Trust REIT                                              175,774          5,493
* Krispy Kreme Doughnuts, Inc.                                                   132,713          5,465
  FirstMerit Corp.                                                               237,652          5,433
  Nationwide Financial Services, Inc.                                            165,703          5,385
  Maytag Corp.                                                                   220,041          5,373
  Hormel Foods Corp.                                                             225,015          5,333
* Allied Waste Industries, Inc.                                                  526,461          5,291
  J.M. Smucker Co.                                                               132,569          5,288
  Mandalay Resort Group                                                          165,915          5,284
* SICOR, Inc.                                                                    259,547          5,279
* Triad Hospitals, Inc.                                                          210,024          5,213
  Circuit City Stores, Inc.                                                      592,085          5,210
* National-Oilwell, Inc.                                                         236,767          5,209
  Protective Life Corp.                                                          193,080          5,165
  Eaton Vance Corp.                                                              163,228          5,158
* Hispanic Broadcasting Corp.                                                    202,230          5,147
  Hudson City Bancorp, Inc.                                                      199,352          5,097
  Dana Corp.                                                                     439,806          5,084
* The Cheesecake Factory                                                         140,795          5,053
  Lyondell Chemical Co.                                                          372,476          5,040
* Chico's FAS, Inc.                                                              238,701          5,025
* 3Com Corp.                                                                   1,069,255          5,004
* Del Monte Foods Co.                                                            557,600          4,929
  Tidewater Inc.                                                                 167,313          4,914
  Meredith Corp.                                                                 111,451          4,904
  Unitrin, Inc.                                                                  180,042          4,883
  Wilmington Trust Corp.                                                         165,181          4,848
  Hubbell Inc. Class B                                                           146,432          4,847
* Reebok International Ltd.                                                      141,547          4,760
  RPM International, Inc.                                                        342,185          4,705

                                                                             ---

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
                                                                                                 VALUE*
MID-CAP INDEX FUND                                                                SHARES          (000)
-------------------------------------------------------------------------------------------------------
  Molex, Inc. Class A                                                            201,900          4,680
  Neuberger Berman Inc.                                                          113,520          4,531
* Owens-Illinois, Inc.                                                           327,200          4,506
* Advance Auto Parts, Inc.                                                        73,940          4,503
  Brown-Forman Corp. Class B                                                      56,700          4,458
* Tech Data Corp.                                                                166,728          4,453
  Teleflex Inc.                                                                  104,608          4,451
  Seagate Technology                                                             251,740          4,443
  Alberto-Culver Co. Class B                                                      83,754          4,280
  Transatlantic Holdings, Inc.                                                    61,805          4,274
* 99 Cents Only Stores                                                           124,017          4,256
  Regency Centers Corp. REIT                                                     115,800          4,051
  Diamond Offshore Drilling, Inc.                                                192,180          4,034
* National Instruments Corp.                                                     105,437          3,983
  Leucadia National Corp.                                                        106,218          3,943
  The St. Joe Co.                                                                124,519          3,885
  Clayton Homes Inc.                                                             301,142          3,779
* Ameritrade Holding Corp.                                                       508,300          3,767
* Fairchild Semiconductor International, Inc.                                    293,310          3,751
* Pixar, Inc.                                                                     60,700          3,693
  Mercury General Corp.                                                           80,350          3,668
* Agere Systems Inc. Class B                                                   1,590,900          3,659
  Adolph Coors Co. Class B                                                        72,552          3,554
  Harte-Hanks, Inc.                                                              186,163          3,537
* Cree, Inc.                                                                     215,778          3,513
  Erie Indemnity Co. Class A                                                      84,983          3,506
* Packaging Corp. of America                                                     185,230          3,414
* Aramark Corp. Class B                                                          151,750          3,402
  PepsiAmericas, Inc.                                                            266,990          3,353
  Winn-Dixie Stores, Inc.                                                        270,201          3,326
  The McClatchy Co. Class A                                                       57,581          3,318
* Saks Inc.                                                                      337,362          3,272
* Amphenol Corp.                                                                  68,877          3,225
  International Speedway Corp.                                                    81,008          3,201
* Metro-Goldwyn-Mayer Inc.                                                       257,375          3,197
  Carolina Group                                                                 117,840          3,182
* Community Health Systems, Inc.                                                 160,379          3,094
* RF Micro Devices, Inc.                                                         513,176          3,089
* Scholastic Corp.                                                                99,681          2,969
* Ingram Micro, Inc. Class A                                                     266,750          2,934
  Polo Ralph Lauren Corp.                                                        113,007          2,914
  LaBranche & Co. Inc.                                                           140,478          2,906
  Alberto-Culver Co. Class A                                                      57,434          2,859
  Lafarge North America Inc.                                                      91,513          2,828
* Cox Radio, Inc.                                                                116,588          2,694
* BOK Financial Corp.                                                             68,323          2,635
* Radio One, Inc. Class D                                                        146,300          2,600
  Total System Services, Inc.                                                    116,345          2,594
  Regal Entertainment Group Class A                                               98,963          2,334
* BlackRock, Inc.                                                                 51,693          2,328
  Talbots Inc.                                                                    76,400          2,250
* Montpelier Re Holdings Ltd.                                                     69,400          2,193
  Lennar Corp. Class B                                                            31,764          2,182
* Columbia Sportswear Co.                                                         40,922          2,104
  AVX Corp.                                                                      179,877          1,977
  Capitol Federal Financial                                                       64,825          1,822
* WellChoice Inc.                                                                 61,700          1,807
  Blockbuster Inc. Class A                                                       105,240          1,773
* Radio One, Inc.                                                                 85,494          1,527
  Student Loan Corp.                                                              11,800          1,487
  Nuveen Investments, Inc. Class A                                                49,797          1,356
* Hearst-Argyle Television Inc.                                                   52,350          1,356
* Hewitt Associates, Inc.                                                         56,800          1,338
* U.S. Cellular Corp.                                                             45,750          1,164
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $3,688,455)                                                                            4,013,965
-------------------------------------------------------------------------------------------------------
                                                                                    FACE
                                                                                  AMOUNT
                                                                                   (000)
-------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.1%)(1)
-------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.
(2) 1.15%, 7/15/2003                                                             $10,000          9,996
FEDERAL NATIONAL MORTGAGE ASSN.
(2)   1.168%, 7/2/2003                                                             1,500          1,500
(2)   1.173%, 7/16/2003                                                            1,000          1,000
REPURCHASE AGREEMENT
Collateralized by U.S. Government
 Obligations in a Pooled
 Cash Account
 1.16%, 7/1/2003--Note E                                                          30,988         30,988
-------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $43,470)                                                                                  43,484
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.8%)
 (Cost $3,731,925)                                                                            4,057,449
-------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
-------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                             24,174
Liabilities--Note E                                                                             (55,062)
                                                                                             -----------
                                                                                                (30,888)
                                                                                             -----------
--------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                            $4,026,561
========================================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments,  the fund's effective common stock and temporary cash investment  positions represent
100.0% and 0.8%,  respectively,  of net assets. See Note C in Notes to Financial
Statements.
(2)Securities  with an aggregate  value of $12,496,000  have been  segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

----
50

---------------------------------------------------------------------------------------------------------
                                                                                                 AMOUNT
                                                                                                  (000)
---------------------------------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
Paid-in Capital                                                                              $4,259,941
Undistributed Net Investment Income                                                              16,987
Accumulated Net Realized Losses                                                                (575,618)
Unrealized Appreciation (Depreciation)
 Investment Securities                                                                          325,524
 Futures Contracts                                                                                 (273)
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $4,026,561
========================================================================================================
Investor Shares--Net Assets
Applicable to 242,122,154 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                   $2,659,250
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                                                 $10.98
========================================================================================================
Admiral Shares--Net Assets
Applicable to 11,041,443 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                     $550,092
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 ADMIRAL SHARES                                                                                  $49.82
========================================================================================================
Institutional Shares--Net Assets
Applicable to 74,229,951 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                                                     $817,219
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                                                            $11.01
========================================================================================================
See Note C in Notes to Financial  Statements for the tax-basis components of net assets.

                                                                            ----

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
--------------------------------------------------------------------------------
                                          EXTENDED MARKET                MID-CAP
                                               INDEX FUND             INDEX FUND
                                            ------------------------------------
                                               SIX MONTHS ENDED JUNE 30, 2003
                                            ------------------------------------
                                                    (000)                  (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                      $ 22,454               $ 22,965
 Interest                                            667                    193
 Security Lending                                    946                    129
--------------------------------------------------------------------------------
   Total Income                                   24,067                 23,287
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services                       112                     75
  Management and Administrative
   Investor Shares                                 3,049                  2,587
   Admiral Shares                                    549                    351
   Institutional Shares                              322                    247
   VIPER Shares                                       35                     --
  Marketing and Distribution
   Investor Shares                                   195                    204
   Admiral Shares                                     41                     34
   Institutional Shares                               69                     63
   VIPER Shares                                        3                     --
  Custodian Fees                                     160                     94
  Shareholders' Reports
   Investor Shares                                   108                    145
   Admiral Shares                                      1                      1
   Institutional Shares                               --                     --
   VIPER Shares                                       --                     --
  Trustees' Fees and Expenses                          3                      3
   Total Expenses                                  4,647                  3,804
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                             19,420                 19,483
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                     (237,575)              (575,123)
 Futures Contracts                                13,333                    554
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                        (224,242)              (574,569)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                           927,908                952,750
 Futures Contracts                                  (739)                  (112)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) 927,169                952,638
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      $722,347               $397,552
================================================================================

---
52

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------------------------------------
                                                  EXTENDED MARKET INDEX FUND            MID-CAP INDEX FUND
                                                 ---------------------------          ------------------------
                                                   SIX MONTHS           YEAR         SIX MONTHS           YEAR
                                                        ENDED          ENDED              ENDED          ENDED
                                                JUNE 30, 2003  DEC. 31, 2002      JUNE 30, 2003  DEC. 31, 2002
                                                        (000)          (000)              (000)          (000)
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                              $ 19,420       $ 39,014           $ 19,483       $ 29,619
 Realized Net Gain (Loss)                           (224,242)      (168,168)          (574,569)        40,337
 Change in Unrealized Appreciation (Depreciation)    927,169       (742,468)           952,638       (643,379)
--------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                           722,347       (871,622)           397,552       (573,423)
--------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                       (281)       (24,109)                --        (20,612)
  Admiral Shares                                        (162)        (6,195)                --         (3,979)
  Institutional Shares                                  (335)        (7,231)                --         (6,440)
  VIPER Shares                                           (13)          (327)                --             --
 Realized Capital Gain*
  Investor Shares                                         --             --                 --        (25,635)
  Admiral Shares                                          --             --                 --         (4,240)
  Institutional Shares                                   --              --                 --         (7,402)
  VIPER Shares                                           --              --                 --             --
--------------------------------------------------------------------------------------------------------------
  Total Distributions                                   (791)       (37,862)                --        (68,308)
--------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                     79,391        122,033            128,067        661,714
  Admiral Shares                                      77,839         21,721             86,327        261,445
  Institutional Shares                               214,235         49,773             83,940        127,670
  VIPER Shares                                         4,709         28,082                 --             --
--------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from
    Capital Share Transactions                       376,174        221,609            298,334      1,050,829
--------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                         1,097,730       (687,875)           695,886        409,098
--------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                               3,914,437      4,602,312          3,330,675      2,921,577
--------------------------------------------------------------------------------------------------------------
 End of Period                                    $5,012,167     $3,914,437         $4,026,561     $3,330,675
==============================================================================================================
*Includes  fiscal 2003 and 2002  short-term  gain  distributions  by the Mid-Cap
Index  Fund  totaling  $0  and   $3,244,000,   respectively.   Short-term   gain
distributions are treated as ordinary income dividends for tax purposes.

                                                                           -----

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

EXTENDED  MARKET INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------

                                     SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                      JUNE 30,   ------------------------------------------------
THROUGHOUT EACH PERIOD                           2003      2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $18.74    $23.09    $26.61    $37.07    $30.63    $30.76
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .082       .19      .203      .274      .297      .388
 Net Realized and Unrealized Gain (Loss
  on Investments                                3.160     (4.36)   (2.703)   (6.041)   10.101     2.025
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations              3.242     (4.17)   (2.500)   (5.767)   10.398     2.413
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.002)     (.18)    (.210)    (.263)    (.318)    (.373)
 Distributions from Realized Capital  Gains        --        --     (.810)   (4.430)   (3.640)   (2.170)
--------------------------------------------------------------------------------------------------------
  Total Distributions                           (.002)     (.18)   (1.020)   (4.693)   (3.958)   (2.543)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $21.98    $18.74    $23.09    $26.61    $37.07    $30.63
========================================================================================================

TOTAL RETURN*                                  17.30%   -18.06%    -9.13%   -15.55%    36.22%     8.32%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period(Millions)           $3,169    $2,629    $3,115    $3,881    $4,221    $2,939
 Ratio of Total Expenses to
  Average Net Assets                          0.26%**     0.26%     0.25%     0.25%     0.25%     0.23%
 Ratio of net Investment Income to
  Average Net Assets                          0.86%**     0.88%     0.88%     0.81%     1.04%     1.21%
 Portfolio Turnover Rate                        11%**       17%       20%       33%       26%       27%
========================================================================================================
*Total  returns do not reflect the 0.25%  transaction  fee on purchases  through
March 31, 2000, or the $10 annual  account  maintenance  fee applied on balances under $10,000.
**Annualized.

---
54

EXTENDED MARKET INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED    YEAR ENDED DEC. 31,      NOV. 13* TO
                                                       JUNE 30,    -------------------         DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003      2002      2001                2000
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $18.74    $23.09    $26.61              $31.89
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .085      .201      .213                .050
 Net Realized and Unrealized Gain (Loss) on Investments   3.160    (4.360)   (2.703)            (1.736)
--------------------------------------------------------------------------------------------------------
   Total from Investment Operations                       3.245    (4.159)   (2.490)             (1.686)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.005)    (.191)    (.220)              (.274)
 Distributions from Realized Capital Gains                   --        --     (.810)             (3.320)
--------------------------------------------------------------------------------------------------------
  Total Distributions                                     (.005)    (.191)   (1.030)             (3.594)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $21.98    $18.74    $23.09              $26.61
========================================================================================================

TOTAL RETURN                                             17.32%   -18.02%    -9.09%              -4.30%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                      $796      $611      $735                $441
 Ratio of Total Expenses to Average Net Assets          0.20%**     0.20%     0.20%             0.20%**
 Ratio of Net Investment Income to Average Net Assets   0.91%**     0.94%     0.94%             1.23%**
 Portfolio Turnover Rate                                  11%**       17%       20%                 33%
=======================================================================================================
*Inception.
**Annualized.

                                                                            ----

EXTENDED  MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                      JUNE 30,   ------------------------------------------------
THROUGHOUT EACH PERIOD                           2003      2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $18.74   $23.09     $26.62    $37.09    $30.63    $30.76
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                           .097       .22      .228      .313      .363      .427
 Net Realized and Unrealized Gain (Loss)
  on Investments                                3.160     (4.36)   (2.703)   (6.041)   10.101     2.025
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations              3.257     (4.14)   (2.475)   (5.728)   10.464     2.452
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income           (.007)     (.21)    (.245)    (.312)    (.364)    (.412)
 Distributions from Realized Capital Gains         --        --     (.810)   (4.430)   (3.640)   (2.170)
--------------------------------------------------------------------------------------------------------
  Total Distributions                           (.007)     (.21)   (1.055)   (4.742)   (4.004)   (2.582)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $21.99    $18.74    $23.09    $26.62    $37.09    $30.63
========================================================================================================

TOTAL RETURN*                                  17.39%   -17.93%    -9.03%   -15.41%    36.45%     8.45%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $1,006      $644      $746      $954      $870      $456
 Ratio of Total Expenses to
  Average Net Assets                          0.10%**     0.10%     0.10%     0.10%     0.10%     0.10%
 Ratio of Net Investment Income to
  Average Net Assets                          1.04%**     1.05%     1.02%     0.96%     1.18%     1.34%
Portfolio Turnover Rate                         11%**       17%       20%       33%       26%       27%
========================================================================================================
*Total returns do not reflect the 0.25% transaction fee on purchases through
March 31, 2000.
**Annualized.

---
56

EXTENDED MARKET INDEX FUND VIPER SHARES
--------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED          YEAR ENDED         DEC. 27* TO
                                                       JUNE 30,            DEC. 31,            DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003                2002                2001
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $49.46              $60.99              $60.94
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .234                .566                  --
 Net Realized and Unrealized Gain (Loss) on Investments   8.334             (11.561)                .05
 -------------------------------------------------------------------------------------------------------
  Total from Investment Operations                        8.568             (10.995)                .05
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.018)              (.535)                 --
 Distributions from Realized Capital Gains                   --                  --                  --
--------------------------------------------------------------------------------------------------------
  Total Distributions                                     (.018)              (.535)                 --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $58.01              $49.46              $60.99
========================================================================================================

TOTAL RETURN                                             17.33%             -18.04%               0.08%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $41                 $30                  $6
 Ratio of Total Expenses to Average Net Assets          0.20%**               0.20%             0.20%**
 Ratio of Net Investment Income to Average Net Assets   0.93%**               1.04%             0.54%**
 Portfolio Turnover Rate                                  11%**                 17%              20%**
========================================================================================================
 *Inception.
**Annualized.

                                                                             ---

MID-CAP INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------
                                                                                               APR. 20*
                                     SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,              TO
FOR A SHARE OUTSTANDING                      JUNE 30,   --------------------------------------  DEC.31,
THROUGHOUT EACH PERIOD                           2003      2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $9.88    $11.81    $12.21    $11.30    $10.79    $10.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            .05      .088      .081      .071      .073      .053
  Net Realized and Unrealized Gain (Loss)
   on Investments                                1.05    (1.798)    (.166)    1.897     1.448      .840
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations               1.10    (1.710)    (.085)    1.968     1.521      .893
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income              --     (.093)    (.070)    (.078)    (.076)    (.053)
 Distributions from Realized Capital Gains         --     (.127)    (.245)    (.980)    (.935)    (.050)
---------------------------------------------------------------------------------------------------------
  Total Distributions                              --     (.220)    (.315)   (1.058)   (1.011)    (.103)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $10.98    $ 9.88    $11.81    $12.21    $11.30    $10.79
========================================================================================================

TOTAL RETURN**                                 11.13%   -14.61%    -0.50%    18.10%    15.32%     8.55%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)          $2,659    $2,267    $2,049    $1,614      $605      $206
 Ratio of Total Expenses to
  Average Net Assets                           0.26%+     0.26%     0.25%     0.25%     0.25%    0.25%+
 Ratio of Net Investment Income to
  Average Net Assets                           1.08%+     0.85%     0.83%     0.90%     0.99%    1.19%+
 Portfolio Turnover Rate                        86%++      20%+++     24%       51%       38%       44%
=========================================================================================================
*Subscription  period for the fund was April 20, 1998,  to May 20, 1998,  during which  time all  assets  were  held in  money  market  instruments.  Performance measurement begins May 21, 1998.
**Total  returns do not  reflect the 0.25%  transaction  fee on  purchases  from inception  through February 28, 1999, or the $10 annual account  maintenance fee applied on balances under $10,000.
+Annualized.
++Annualized. Includes activity related to a change in the fund's target index.
+++The portfolio turnover rate excluding in-kind redemptions was 18%.

---
58

MID-CAP INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------------------------------
                                               SIX MONTHS ENDED          YEAR ENDED         NOV. 12* TO
                                                       JUNE 30,            DEC. 31,            DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003                2002                2001
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $44.81              $53.56              $50.00
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .25                .431                .056
 Net Realized and Unrealized Gain (Loss) on Investments    4.76              (8.154)              3.982
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations                         5.01              (7.723)              4.038
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        --               (.451)              (.320)
 Distributions from Realized Capital Gains                   --               (.576)              (.158)
--------------------------------------------------------------------------------------------------------
  Total Distributions                                        --              (1.027)              (.478)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $49.82              $44.81              $53.56
========================================================================================================

TOTAL RETURN                                             11.18%             -14.55%               8.06%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $550                $411                $223
 Ratio of Total Expenses to
   Average Net Assets                                   0.18%**               0.18%             0.20%**
 Ratio of Net Investment Income to
   Average Net Assets                                   1.16%**               0.94%             0.86%**
 Portfolio Turnover Rate                                   86%+               20%++                 24%
========================================================================================================
*Inception.
**Annualized.
+Annualized. Includes activity related to a change in the fund's target index.
++The portfolio turnover rate excluding in-kind redemptions was 18%.

                                                                             ---

MID-CAP INDEX FUND INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------------------
                                                                                                MAY 20*
                                     SIX MONTHS ENDED           YEAR ENDED DECEMBER 31,              TO
FOR A SHARE OUTSTANDING                      JUNE 30,   --------------------------------------  DEC.31,
THROUGHOUT EACH PERIOD                           2003      2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $9.90    $11.83    $12.23    $11.30    $10.79    $10.03
--------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            .06      .103      .097      .081      .083      .055
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 1.05    (1.798)    (.166)    1.918     1.448      .814
--------------------------------------------------------------------------------------------------------
  Total from Investment Operations               1.11    (1.695)    (.069)    1.999     1.531      .869
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income              --     (.108)    (.086)    (.089)    (.086)    (.059)
 Distributions from Realized Capital Gains         --     (.127)    (.245)    (.980)    (.935)    (.050)
--------------------------------------------------------------------------------------------------------
  Total Distributions                              --     (.235)    (.331)   (1.069)   (1.021)    (.109)
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $11.01    $ 9.90    $11.83    $12.23    $11.30    $10.79
========================================================================================================

TOTAL RETURN**                                 11.21%   -14.45%    -0.37%    18.39%    15.41%     8.61%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)            $817      $653      $650      $307      $143       $39
 Ratio of Total Expenses to
  Average Net Assets                           0.10%+     0.10%     0.10%     0.12%     0.12%    0.12%+
 Ratio of Net Investment Income to
  Average Net Assets                           1.24%+     1.01%     1.00%     1.03%     1.11%    1.30%+
 Portfolio Turnover Rate                        86%++      20%+++     24%       51%       38%       44%
========================================================================================================

*Initial share purchase date. Subscription period for the fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement begins May 21, 1998.
**Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999.
+Annualized.
++Annualized. Includes activity related to a change in the fund's target index. +++The portfolio turnover rate excluding in-kind redemptions was 18%.


SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

---
60

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Vanguard Extended Market Index and Mid-Cap Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Extended Market Index Fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and VIPER Shares. The Mid-Cap Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. Both funds use E-mini S&P MidCap 400 Index and S&P MidCap 400 Index futures contracts; the Extended Market Index Fund also uses Russell 2000 Index futures contracts. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

                                                                             ---

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         CAPITAL CONTRIBUTION      PERCENTAGE      PERCENTAGE OF
                                  TO VANGUARD         OF FUND         VANGUARD'S
INDEX FUND                              (000)      NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
EXTENDED MARKET                         $839            0.02%              0.84%
MID-CAP                                  688            0.02               0.69
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the Extended Market Index Fund had available realized losses of $264,519,000 to offset future net capital gains of $96,297,000 through December 31, 2009, $142,262,000 through December 31, 2010, and $25,960,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

---
62

At June 30, 2003, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                (000)
                         -------------------------------------------------------
                                                                  NET UNREALIZED
                                  APPRECIATED     DEPRECIATED       APPRECIATION
INDEX FUND                         SECURITIES      SECURITIES     (DEPRECIATION)
--------------------------------------------------------------------------------
EXTENDED MARKET                   $1,282,567     $(1,870,646)         $(588,079)
MID-CAP                              417,427         (91,903)           325,524
--------------------------------------------------------------------------------

At June 30, 2003, the aggregate settlement value of open futures contracts expiring in September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                               (000)
                                              ----------------------------------
                                                    AGGREGATE         UNREALIZED
                                    NUMBER OF      SETTLEMENT       APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS           VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
Extended Market/
 E-mini S&P MidCap 400 Index             197         $ 9,460             $ (216)
 S&P MidCap 400 Index                    169          40,577               (727)
 Russell 2000 Index                      173          38,786               (608)
Mid-Cap/
 E-mini S&P MidCap 400 Index               6             288                 (7)
 S&P MidCap 400 Index                     49          11,765               (266)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the six months ended June 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                         (000)
                                         ---------------------------------------
INDEX FUND                                  PURCHASES               SALES
--------------------------------------------------------------------------------
EXTENDED MARKET                            $ 609,568           $ 240,504
MID-CAP                                    3,100,793           2,774,661
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 2003, and collateral received with respect to such loans were:


--------------------------------------------------------------------------------
                                                         (000)
                                      ------------------------------------------
                                         MARKET VALUE                CASH
                                            OF LOANED          COLLATERAL
INDEX FUND                                 SECURITIES            RECEIVED
--------------------------------------------------------------------------------
EXTENDED MARKET                             $139,646            $163,715
MID-CAP                                       29,337              30,988
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

                                                                             ---

F. Capital share transactions for each class of shares were:

---------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED          YEAR ENDED
                                                     JUNE 30, 2003         DECEMBER 31, 2002
                                                  -------------------      ------------------
                                                    AMOUNT    SHARES         AMOUNT    SHARES
INDEX FUND                                           (000)     (000)          (000)     (000)
---------------------------------------------------------------------------------------------
EXTENDED MARKET
Investor Shares
 Issued                                         $ 312,658    15,954      $ 699,391    33,544
 Issued in Lieu of Cash Distributions                 266        15         22,749     1,208
 Redeemed                                        (233,533)  (12,076)      (600,107)  (29,319)
                                               ----------------------------------------------
  Net Increase (Decrease)--Investor Shares         79,391     3,893        122,033     5,433
                                               ----------------------------------------------
Admiral Shares
 Issued                                           159,243     7,878        217,397    10,455
 Issued in Lieu of Cash Distributions                 134         7          5,147       273
 Redeemed                                         (81,538)   (4,277)      (200,823)   (9,993)
                                               ----------------------------------------------
  Net Increase (Decrease)--Admiral Shares          77,839     3,608         21,721       735
                                               ----------------------------------------------
Institutional Shares
 Issued                                           370,430    19,178        265,407    12,612
 Issued in Lieu of Cash Distributions                 296        16          6,005       319
 Redeemed                                        (156,491)   (7,822)      (221,639)  (10,859)
                                               ----------------------------------------------
  Net Increase (Decrease)--Institutional Shares   214,235    11,372         49,773     2,072
                                               ----------------------------------------------
VIPER Shares
 Issued                                             4,695       100         28,082       511
 Issued in Lieu of Cash Distributions                  14        --             --        --
 Redeemed                                              --        --             --        --
                                               ----------------------------------------------
  Net Increase (Decrease)--VIPER Shares             4,709       100         28,082       511
---------------------------------------------------------------------------------------------
MID-CAP
Investor Shares
 Issued                                         $ 434,668    43,222     $1,263,770   111,624
 Issued in Lieu of Cash Distributions                  --        --       42,143       3,986
 Redeemed                                        (306,601)  (30,515)      (644,199)  (59,639)
                                               ----------------------------------------------
  Net Increase (Decrease)--Investor Shares        128,067    12,707        661,714    55,971
                                               ----------------------------------------------
Admiral Shares
 Issued                                           137,185     2,995        406,131     7,971
 Issued in Lieu of Cash Distributions                  --        --          6,949       147
 Redeemed                                         (50,858)   (1,116)      (151,635)   (3,124)
                                               ----------------------------------------------
  Net Increase (Decrease)--Admiral Shares          86,327     1,879        261,445     4,994
                                               ----------------------------------------------
Institutional Shares
 Issued                                           145,785    14,411        343,553    31,481
 Issued in Lieu of Cash Distributions                  --        --         11,623     1,094
 Redeemed                                         (61,845)   (6,162)      (227,506)  (21,501)
                                               ----------------------------------------------
  Net Increase (Decrease)--Institutional Shares    83,940     8,249        127,670    11,074
---------------------------------------------------------------------------------------------

---
64

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

=========================================================================================================================
JOHN J. BRENNAN*        Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
(1987)                  and of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS        The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates
(2001)                  (international business strategy consulting); Successor Trustee of Yale University; Overseer of
                        the Stern School of Business at New York University; Trustee of the Whitehead Institute for
                        Biomedical Research.

RAJIV L. GUPTA          Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999),
(2001)                  and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of
                        Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board
                        Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN  Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson &
(1998)                  Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and
                        Women's Research and Education Institute.

BURTON G. MALKIEL       Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard
(1977)                  Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland)
                        Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                        America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and
                        NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR.   Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift
(1993)                  trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON      Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of
(1985)                  Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp.
                        (pharmaceutical distribution); Trustee of Vanderbilt University.
-------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON       Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September
                        1997); Secretary of The Vanguard Group and of each of the investment companies served by The
                        Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS       Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                            Post Office Box 2600
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Vanguard, The Vanguard Group, Vanguard.com,  Admiral, Wellington, VIPER, VIPERs,
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All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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     To receive a free copy of the  prospectus  or the  Statement of  Additional
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
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ACCOUNT SERVICES
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SERVICES
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                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q982 082003

                              VANGUARD(R) U.S. STOCK INDEX FUNDS

                               LARGE-CAPITALIZATION PORTFOLIOS

      SEMIANNUAL REPORT
                      [GRAPHICS]
                               JUNE 30, 2003

                                                   VANGUARD(R) GROWTH INDEX FUND
                                                    VANGUARD(R) VALUE INDEX FUND
                                       VANGUARD(R) TOTAL STOCK MARKET INDEX FUND

                                                      THE VANGUARD GROUP INC.(R)

ETERNAL PRINCIPLES

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY

* During the first half of 2003, the Investor Shares of Vanguard's large-cap index funds produced strong returns: 12.8% for the Total Stock Market Index Fund, 13.5% for the Value Index Fund, and 10.6% for the Growth Index Fund.

* With the 13th rate cut by the Federal Reserve Board in 21/2 years, short-term interest rates fell to their lowest levels in 45 years.

*    Long-depressed technology stocks led the market's rebound.
--------------------------------------------------------------------------------
CONTENT

         1      Letter from the Chairman
         6      Fund Profiles
        10      Glossary of Investment Terms
        11      Performance Summaries
        13      Financial Statements
        43      Advantages of Vanguard.com
--------------------------------------------------------------------------------
INDEXED TO MSCI

Growth Index Fund
Value Index Fund

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The broad U.S. stock market turned in a strong performance during the first half of 2003, with stocks of all sizes and valuations participating in the rally. Vanguard Value Index Fund produced the highest returns of Vanguard's three large-capitalization index funds, as the economically sensitive stocks that make up the fund's portfolio rose on investors' hopes of a recovery in corporate spending. Although Vanguard Growth Index Fund had the lowest returns in the period, it still produced very respectable double-digit gains. The returns of Vanguard Total Stock Market Index Fund, which includes growth and value stocks as well as those of small and large companies, fell in between.

     All three funds hewed closely to their benchmarks, though for two of the funds, these benchmarks changed during the half-year. On May 16, the Value Index Fund's target index changed from the Standard & Poor's 500/Barra Value Index to the Morgan Stanley Capital International (MSCI) US Prime Market Value Index, and the Growth Index Fund's target changed from the S&P 500/Barra Growth Index to the MSCI US Prime Market Growth Index. The funds' trustees, who were authorized by the shareholders in December to make such a change, believe that the MSCI indexes better reflect the performance of value- and growth-oriented stocks. In particular, the board decided that the new indexes are the best representation of Vanguard's beliefs about the characteristics of an "ideal" index. For example,

---------------------------------------------------------
TOTAL RETURNS                           SIX MONTHS ENDED
                                           JUNE 30, 2003
---------------------------------------------------------
VANGUARD GROWTH INDEX FUND
  Investor Shares                                   10.6%
  Admiral Shares                                    10.6
  Institutional Shares                              10.6
Average Large-Cap Growth Fund*                      12.3
Spliced Growth Index**                              10.6
---------------------------------------------------------
VANGUARD VALUE INDEX FUND
  Investor Shares                                   13.5%
  Admiral Shares                                    13.6
  Institutional Shares                              13.6
Average Large-Cap Value Fund*                       10.8
Spliced Value Index+                                13.5
---------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
  Investor Shares                                   12.8%
  Admiral Shares                                    12.8
  Institutional Shares                              12.9
VIPER Shares
  Market Price                                      12.7
  Net Asset Value                                   12.8
Average Multi-Cap Core Fund*                        12.0
Wilshire 5000 Index                                 12.9
---------------------------------------------------------
*Derived from data provided by Lipper Inc.
**S&P 500/Barra Growth Index until May 16, 2003; MSCI US Prime Market Growth Index thereafter.
+S&P 500/Barra Value Index until May 16, 2003; MSCI US Prime Market Value Index thereafter.

the MSCI indexes are constructed according to objective rules, they reflect only shares freely traded in the open market, they assess a variety of factors to identify "growth" and "value" stocks, and they rebalance their holdings gradually.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2003
                                                 -------------------------------
                                                    SIX          ONE        FIVE
                                                 MONTHS         YEAR      YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                     12.3%        1.0%      -1.2%
Russell 2000 Index (Small-caps)                     17.9        -1.6        1.0
Wilshire 5000 Index (Entire market)                 12.9         1.3       -1.3
MSCI All Country World Index Free
  ex USA (International)                            11.1        -4.2       -2.8
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                          3.9%       10.4%       7.5%
  (Broad taxable market)
Lehman Municipal Bond Index                          3.8         8.7        6.3
Citigroup 3-Month Treasury Bill Index                0.6         1.4        3.9
================================================================================
CPI
Consumer Price Index                                 1.5%        2.1%       2.4%
--------------------------------------------------------------------------------
*Annualized.

     The table on page 1 presents the returns of each fund's various share classes, as well as the returns of the funds' comparative standards, including the "spliced" benchmarks made up of the new and old target indexes for the Value and Growth Index Funds.

     The components of the funds' total returns--capital appreciation and income distributions--appear in the top table on page 5.

STOCKS RALLIED DESPITE WAR
The war with Iraq, a lackluster economy, and rising unemployment did little to impede the U.S. stock market during the half-year ended June 30, 2003.

     Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks. For the first half of 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned a stellar 12.9%. The gain was virtually universal, with all market segments and industrial sectors posting positive returns. Small-cap stocks outperformed large-caps. And according to the S&P/BARRA indexes, which your funds tracked for most of the period, value stocks outpaced growth stocks.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.

VIPER(R) Shares

Traded on the American Stock Exchange, VIPERs(R) are available only through brokers. The table on page 1 shows VIPER returns based on both the AMEX market price and the net asset value for a share.
--------------------------------------------------------------------------------

BONDS ALSO RALLIED; INTEREST RATES FELL TO 45-YEAR LOWS
In the fixed income arena, risk was rewarded during the six months. The lower the credit rating of the bond issuer, the higher the return. The Lehman Brothers High Yield Bond Index surged 18.5%--well above the still-respectable six-month return of 3.9% for the overall bond market, as measured by the Lehman Aggregate Bond Index. During the half-year, the yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%, as bond prices rose.

     Meanwhile, short-term interest rates fell to their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board reduced the target for the federal funds rate (the interest rate charged for overnight loans between banks) by 25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill--a fair proxy for money market yields, tracking Fed moves with a lag--fell 34 basis points during the six months to 0.85%, well below the inflation rate.

--------------------------------------------------------------------------------
At the end of June, the Fed cut short-term interest rates to their lowest levels in 45 years.
--------------------------------------------------------------------------------

TECHNOLOGY STOCKS BOUNCED BACK, BOOSTING FUNDS
All three large-cap index funds performed strongly during the six months, fueled by a rebound in technology stocks, which had delivered some of the market's worst returns during the past few years. For the six months, however, they were some of the best performers, benefiting from investors' anticipation of a thaw in corporate America's long freeze on capital spending. Overall, the sector returned 17.9%, contributing 2.4 percentage points to the 12.8% return of the Total Stock Market Index Fund's Investor Shares. The Growth Index Fund's tech shares rose 14.9%, adding 3.3 percentage points to the 10.6% return of the fund's Investor Shares.

     Technology stocks were also important contributors to the performance of the Value Index Fund, as many once high-flying growth stocks that had been repriced as value stocks during the long bear market (and thus moved from the S&P 500/Barra Growth Index to the S&P 500/Barra Value Index) rebounded. The fund's tech stocks returned 24.5%, contributing 1.3 percentage points to the Investor Shares' 13.5% return.

     Consumer   discretionary    stocks--the   retailers,    restaurants,    and
entertainment purveyors that can be expected to benefit in better economic times--also generated strong double-digit returns for each of the funds.

     No sector recorded a loss, but auto & transportation (+0.2%) was a notably weak performer for the Growth Index Fund, as was consumer staples (+0.8%). In the Value Index Fund, the weakest sectors were consumer staples (+3.7%) and "other" (+4.6%)--a grab bag of industrial- and service-oriented conglomerates such as General Electric. The Total Stock Market Index Fund's weakest groups were consumer staples (+5.1%) and materials & processing (+5.7%).

For the record, the returns of the Value and Total Stock Market Index Funds surpassed those of their peer group averages, while the returns of the Growth Index Fund fell short. Six-month comparisons reveal little about the benefits of indexing, but over time, the broad diversification, rock-bottom operating costs, and inherent tax efficiency of an indexing strategy have provided our funds with a substantial edge over their peer groups. Our cost advantage is especially noteworthy. The table above shows the annualized expense ratios of our funds and the most recent average expense ratios of their peer groups.

--------------------------------------------------------
EXPENSE RATIOS--INVESTOR SHARES                    AS OF
                                           JUNE 30, 2003
--------------------------------------------------------
Growth Index Fund*                                 0.23%
Average Large-Cap Growth Fund**                    1.57
--------------------------------------------------------
Value Index Fund*                                  0.23%
Average Large-Cap Value Fund**                     1.41
--------------------------------------------------------
Total Stock Market Index Fund*                     0.20%
Average Multi-Cap Core Fund**                      1.38
--------------------------------------------------------
 *Annualized expense ratio based on the six months ended June 30, 2003. **Derived from data provided by Lipper Inc.


GOOD TIMES REINFORCE THE VALUE OF A PLAN
The past six months delivered the first piece of sustained good news for stock fund investors in more than three years. Oddly enough, you would have benefited from this change of fortune by sticking to the same approach that provided some shelter during the market's long storm: holding a portfolio of stock, bond, and money market funds in proportions that reflect your unique goals, time horizon, risk tolerance, and financial circumstances. Vanguard's stock index funds can be an important component of such a sensibly diversified plan, offering broad exposure to the whole market, or to discrete sections, at exceptionally low cost.

     The time-tested principles of balance and diversification allow you to participate in periods of strong performance for any one asset class, while reducing your vulnerability in periods of weakness.

     Thank you for entrusting your assets to us.

Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

July 11, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              DECEMBER 31, 2002-JUNE 30, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                        ------------------------
                                STARTING          ENDING      INCOME     CAPITAL
                             SHARE PRICE     SHARE PRICE   DIVIDENDS       GAINS
--------------------------------------------------------------------------------
Growth Index Fund
  Investor Shares                 $19.95          $21.94      $0.110      $0.000
  Admiral Shares                   19.95           21.94       0.118       0.000
  Institutional Shares             19.95           21.94       0.123       0.000
--------------------------------------------------------------------------------
Value Index Fund
  Investor Shares                 $14.65          $16.49      $0.130      $0.000
  Admiral Shares                   14.65           16.49       0.136       0.000
  Institutional Shares             14.65           16.49       0.140       0.000
--------------------------------------------------------------------------------
Total Stock Market Index Fund
  Investor Shares                 $20.07          $22.49      $0.140      $0.000
  Admiral Shares                   20.07           22.49       0.145       0.000
  Institutional Shares             20.07           22.49       0.152       0.000
  VIPER Shares                     82.47           92.39       0.600       0.000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND VIPER SHARES
PREMIUM/DISCOUNT: DECEMBER 31, 2002-JUNE 30, 2003

                                      CLOSING PRICE
                                    ABOVE OR EQUAL TO       CLOSING PRICE BELOW
                                CLOSING NET ASSET VALUE  CLOSING NET ASSET VALUE
                               ------------------------- -----------------------
                                  NUMBER   PERCENTAGE OF   NUMBER  PERCENTAGE OF
BASIS POINT DIFFERENTIAL*        OF DAYS      TOTAL DAYS  OF DAYS     TOTAL DAYS
--------------------------------------------------------------------------------
0-24.9                                60          48.39%       64         51.61%
25-49.9                                0            0.00        0           0.00
50-74.9                                0            0.00        0           0.00
75-100.0                               0            0.00        0           0.00
>100.0                                 0            0.00        0           0.00
--------------------------------------------------------------------------------
Total                                 60          48.39%       64         51.61%
--------------------------------------------------------------------------------
*One basis point equals 1/100th of 1%.

FUND PROFILES                                                AS OF JUNE 30, 2003

These Profiles provide snapshots of the funds' characteristics, compared where indicated with the appropriate target index and a broad market index. Key terms are defined on page 10.


GROWTH INDEX FUND
--------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                                  TARGET       BROAD
                                    FUND          INDEX*     INDEX**
--------------------------------------------------------------------
Number of Stocks                     409             409       5,403
Median Market Cap                 $54.2B          $54.2B      $27.7B
Price/Earnings Ratio               29.8x           29.8x       21.8x
Price/Book Ratio                    4.2x            4.2x        2.7x
Yield                                               0.7%        1.6%
  Investor Shares                   0.5%
  Admiral Shares                    0.6%
  Institutional Shares              0.6%
Return on Equity                   23.6%           23.6%       20.5%
Earnings Growth Rate               11.7%           11.7%        8.6%
Foreign Holdings                    0.2%            0.2%        0.9%
Turnover Rate                       42%+              --          --
Expense Ratio                                         --          --
  Investor Shares                0.23%++
  Admiral Shares                 0.15%++
  Institutional Shares           0.10%++
Cash Investments                    0.0%              --          --
--------------------------------------------------------------------

--------------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Pfizer Inc.                                         5.9%
  (pharmaceuticals)
Microsoft Corp.                                     5.1
  (software)
Wal-Mart Stores, Inc.                               3.4
  (retail)
Johnson & Johnson                                   3.3
  (pharmaceuticals)
Intel Corp.                                         3.0
  (electronics)
Merck & Co., Inc.                                   3.0
  (pharmaceuticals)
American International Group, Inc.                  2.7
  (insurance)
Cisco Systems, Inc.                                 2.6
  (computer hardware)
The Procter & Gamble Co.                            2.4
  (consumer products)
International Business Machines Corp.               2.0
  (computer hardware)
--------------------------------------------------------
Top Ten                                            33.4%
--------------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-----------------------------------------------------------------
VOLATILITY MEASURES

                                 SPLICED                    BROAD
                      FUND        INDEX+        FUND      INDEX**
-----------------------------------------------------------------
R-Squared             1.00          1.00        0.90         1.00
Beta                  1.00          1.00        0.99         1.00
-----------------------------------------------------------------


---------------------------
INVESTMENT FOCUS

MARKET CAP            Large
STYLE                Growth
---------------------------

*MSCI US Prime Market Growth Index.
**Wilshire 5000 Index.
+Annualized; includes activity related to a change in the fund's target index. ++Annualized.
+S&P 500/Barra Growth Index until May 16, 2003; MSCI US Prime Market Growth Index thereafter.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

                                                            TARGET         BROAD
                                                FUND        INDEX*       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                           1.7%          1.7%          2.6%
Consumer Discretionary                         19.5          19.5          15.7
Consumer Staples                                8.1           8.1           6.9
Financial Services                             10.9          10.9          22.3
Health Care                                    25.6          25.6          14.3
Integrated Oils                                 0.1           0.1           3.5
Other Energy                                    2.3           2.3           2.3
Materials & Processing                          1.2           1.2           3.6
Producer Durables                               3.2           3.2           4.0
Technology                                     23.0          23.0          13.5
Utilities                                       2.9           2.9           7.1
Other                                           1.5           1.5           4.2
--------------------------------------------------------------------------------
*MSCI US Prime Market Growth Index.
**Wilshire 5000 Index.

VALUE INDEX FUND
------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS

                                              TARGET         BROAD
                                    FUND      INDEX*       INDEX**
------------------------------------------------------------------
Number of Stocks                     412         412         5,403
Median Market Cap                 $37.2B      $37.2B        $27.7B
Price/Earnings Ratio               16.5x       16.5x         21.8x
Price/Book Ratio                    2.2x        2.2x          2.7x
Yield                                           2.6%          1.6%
  Investor Shares                   2.4%
  Admiral Shares                    2.5%
  Institutional Shares              2.6%
Return on Equity                   20.1%       20.1%         20.5%
Earnings Growth Rate                5.4%        5.4%          8.6%
Foreign Holdings                    0.0%        0.0%          0.9%
Turnover Rate                       46%+          --            --
Expense Ratio                                     --            --
  Investor Shares                0.23%++
  Admiral Shares                 0.15%++
  Institutional Shares           0.10%++
Cash Investments                    0.0%          --            --
------------------------------------------------------------------

----------------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                            6.1%
  (conglomerate)
ExxonMobil Corp.                                5.2
  (oil)
Citigroup, Inc.                                 4.7
  (banking)
Bank of America Corp.                           2.5
  (banking)
Verizon Communications                          2.3
  (telecommunications)

Altria Group, Inc.                              2.0
  (tobacco)
SBC Communications Inc.                         1.8
  (telecommunications)
Wells Fargo & Co.                               1.8
  (banking)
ChevronTexaco Corp.                             1.7
  (oil)
AOL Time Warner Inc.                            1.5
  (media)
----------------------------------------------------
Top Ten                                        29.6%
----------------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


------------------------------------------------------------------
VOLATILITY MEASURES
                                    SPLICED                BROAD
                         FUND        INDEX+     FUND       INDEX**
------------------------------------------------------------------
R-Squared                1.00          1.00     0.88          1.00
Beta                     1.00          1.00     0.94          1.00
------------------------------------------------------------------


--------------------------
INVESTMENT FOCUS

MARKET CAP           Large
STYLE                Value
--------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                            TARGET         BROAD
                                                FUND        INDEX*       INDEX**
--------------------------------------------------------------------------------
Auto & Transportation                            2.2%          2.2%         2.6%
Consumer Discretionary                           8.5           8.5         15.7
Consumer Staples                                 7.0           7.0          6.9
Financial Services                              33.8          33.8         22.3
Health Care                                      5.1           5.1         14.3
Integrated Oils                                  8.3           8.3          3.5
Other Energy                                     1.6           1.6          2.3
Materials & Processing                           4.9           4.9          3.6
Producer Durables                                4.0           4.0          4.0
Technology                                       4.5           4.5         13.5
Utilities                                       12.1          12.1          7.1
Other                                            8.0           8.0          4.2
--------------------------------------------------------------------------------
*MSCI US Prime Market Value Index.
**Wilshire 5000 Index.
+Annualized; includes activity related to a change in the fund's target index. ++Annualized.
+S&P 500/Barra Value Index until May 16, 2003; MSCI US Prime Market Value Index thereafter.

TOTAL STOCK MARKET INDEX FUND
----------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                    TARGET
                                       FUND         INDEX*
----------------------------------------------------------
Number of Stocks                      3,709          5,403
Median Market Cap                    $27.7B         $27.7B
Price/Earnings Ratio                  21.8x          21.8x
Price/Book Ratio                       2.7x           2.7x
Yield 1.6%
  Investor Shares                      1.4%
  Admiral Shares                       1.5%
  Institutional Shares                 1.5%
  VIPER Shares                         1.5%
Return on Equity                      20.5%          20.5%
Earnings Growth Rate                   8.6%           8.6%
Foreign Holdings                       1.0%           0.9%
Turnover Rate                          2%**             --
Expense Ratio --
  Investor Shares                   0.20%**
  Admiral Shares                    0.15%**
  Institutional Shares              0.08%**
  VIPER Shares                      0.15%**
Cash Investments                       0.0%             --
----------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

General Electric Co.                    2.5%
  (conglomerate)
Microsoft Corp.                         2.4
  (software)
Pfizer Inc.                             2.4
  (pharmaceuticals)
ExxonMobil Corp.                        2.1
  (oil)
Wal-Mart Stores, Inc.                   2.1
  (retail)
Citigroup, Inc.                         1.9
  (banking)
Johnson & Johnson                       1.4
  (pharmaceuticals)
American International Group, Inc.      1.3
  (insurance)
International Business Machines Corp.   1.3
  (computer hardware)
Intel Corp.                             1.2
  (electronics)
--------------------------------------------
Top Ten                                18.6%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

-------------------------------------------
VOLATILITY MEASURES
                                     TARGET
                        FUND         INDEX*
-------------------------------------------
R-Squared               1.00           1.00
Beta                    1.00           1.00
-------------------------------------------

----------------------------
INVESTMENT FOCUS

Market Cap             Large
Style                  Blend
----------------------------

----------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                                    TARGET
                                       FUND         INDEX*
----------------------------------------------------------
Auto & Transportation                   2.6%          2.6%
Consumer Discretionary                 15.7          15.7
Consumer Staples                        6.9           6.9
Financial Services                     22.3          22.3
Health Care                            14.3          14.3
Integrated Oils                         3.5           3.5
Other Energy                            2.3           2.3
Materials & Processing                  3.6           3.6
Producer Durables                       4.0           4.0
Technology                             13.5          13.5
Utilities                               7.1           7.1
Other                                   4.2           4.2
----------------------------------------------------------

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

*Wilshire 5000 Index.
**Annualized.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's target index or an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other equity index products to simulate stock investment.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's target index or by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF JUNE 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

GROWTH INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1992-JUNE 30, 2003

FISCAL YEAR            GROWTH INDEX             SPLICED GROWTH
                   FUND INVESTOR SHARES             INDEX*
--------------------------------------------------------------------------------
1993                         1.5                       1.7
1994                         2.9                       3.1
1995                        38.1                      38.1
1996                        23.7                      24.0
1997                        36.3                      36.5
1998                        42.2                      42.2
1999                        28.8                      28.2
2000                       -22.2                     -22.1
2001                       -12.9                     -12.7
2002                       -23.7                     -23.6
2003*                       10.6                      10.6
--------------------------------------------------------------------------------
*S&P 500/Barra Growth Index until May 16, 2003, MSCI US Prime Market Growth Index thereafter.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 28-30 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003

                                                                  TEN YEARS
                                       ONE        FIVE   ----------------------
                  INCEPTION DATE      YEAR       YEARS   CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
Growth Index Fund
 Investor Shares*      11/2/1992     1.70%      -3.17%     8.85%   1.24%  10.09%
 Admiral Shares       11/13/2000     1.78    -13.65**         --      --      --
 Institutional Shares  5/14/1998     1.83       -3.07    -3.03**  0.86** -2.17**
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

VALUE INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1992-JUNE 30, 2003

                          VALUE INDEX             SPLICED VALUE
FISCAL YEAR          FUND INVESTOR SHARES             INDEX*
--------------------------------------------------------------------------------
1993                        18.3                      18.6
1994                        -0.7                      -0.6
1995                        36.9                      37.0
1996                        21.9                      22.0
1997                        29.8                      30.0
1998                        14.6                      14.7
1999                        12.6                      12.7
2000                         6.1                       6.1
2001                       -11.9                     -11.7
2002                       -20.9                     -20.9
2003*                       13.5                      13.5
--------------------------------------------------------------------------------
*S&P 500/Barra Value Index until May 16, 2003, MSCI US Prime Market Value Index thereafter.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 31-33 for dividend and capital gains information.


TOTAL STOCK MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1992-JUNE 30, 2003

                     TOTAL STOCK MARKET           WILSHIRE 5000
Fiscal Year      INDEX FUND INVESTOR SHARES            INDEX
--------------------------------------------------------------------------------
1993                        10.6                      11.3
1994                        -0.2                      -0.1
1995                        35.8                      36.4
1996                        21.0                      21.2
1997                        31.0                      31.3
1998                        23.3                      23.4
1999                        23.8                      23.6
2000                       -10.6                     -10.9
2001                       -11.0                     -11.0
2002                       -21.0                     -20.9
2003*                       12.8                      12.9
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 34-37 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003
                                                                TEN YEARS
                                       ONE        FIVE  ------------------------
                  INCEPTION DATE      YEAR       YEARS   CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
VALUE INDEX FUND
  Investor Shares*     11/2/1992    -0.77%      -0.68%     7.06%   2.35%   9.41%
  Admiral Shares      11/13/2000    -0.69      -7.39**       --      --      --
  Institutional Shares  7/2/1998    -0.64      -0.89**       --      --      --
--------------------------------------------------------------------------------
TOTAL STOCK MARKET INDEX FUND
  Investor Shares*     4/27/1992     1.14%      -1.25%     7.73%   1.68%   9.41%
  Admiral Shares      11/13/2000     1.19     -9.27**        --      --      --
  Institutional Shares  7/7/1997     1.25       -1.14    1.45**  1.40**  2.85**
--------------------------------------------------------------------------------
VIPER Shares
  Market Price         5/24/2001      0.58     -9.89**        --      --      --
  Net Asset Value      5/24/2001      1.17     -9.84**        --      --      --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Returns since inception.

FINANCIAL STATEMENTS JUNE 30, 2003 (UNAUDITED)

The Statement of Net Assets--an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund--is included as an insert to this report. The Growth Index and Value Index Funds' Statements of Net Assets are provided below.

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  Pfizer Inc.                               14,324,480          $        489,181
  Microsoft Corp.                           16,343,955                   418,569
  Wal-Mart Stores, Inc.                      5,155,074                   276,673
  Johnson & Johnson                          5,336,370                   275,890
  Intel Corp.                               11,758,162                   244,382
  Merck & Co., Inc.                          4,034,741                   244,304
  American International
    Group, Inc.                              3,984,034                   219,839
* Cisco Systems, Inc.                       12,778,538                   213,274
  The Procter & Gamble Co.                   2,206,914                   196,813
  International Business
    Machines Corp.                           2,016,099                   166,328
* Amgen, Inc.                                2,321,961                   154,271
  Home Depot, Inc.                           4,178,846                   138,403
* Dell Computer Corp.                        4,170,785                   133,298
  Eli Lilly & Co.                            1,816,596                   125,291
* Viacom Inc. Class B                        2,773,848                   121,106
  Medtronic, Inc.                            2,191,161                   105,110
  The Coca-Cola Co.                          2,004,449                    93,026
  PepsiCo, Inc.                              2,007,163                    89,319
  American Express Co.                       2,109,691                    88,206
  3M Co.                                       665,610                    85,850
* Oracle Corp.                               7,100,607                    85,349
  Anheuser-Busch Cos., Inc.                  1,537,859                    78,508
* Comcast Corp. Special Class A              2,114,316                    60,956
  Target Corp.                               1,552,981                    58,765
  Abbott Laboratories                        1,334,255                    58,387
  Lowe's Cos., Inc.                          1,333,018                    57,253
  United Parcel Service, Inc.                  897,550                    57,174
* Comcast Corp. Class A                      1,894,422                    57,174
  Colgate-Palmolive Co.                        967,061                    56,041
  First Data Corp.                           1,345,290                    55,749
  Walgreen Co.                               1,841,499                    55,429
  UnitedHealth Group Inc.                    1,094,056                    54,976
  Texas Instruments, Inc.                    3,109,100                    54,720
  Cardinal Health, Inc.                        812,420                    52,239
  QUALCOMM Inc.                              1,417,453                    50,674
  Fifth Third Bancorp                          877,136                    50,295
  Schlumberger Ltd.                          1,046,010                    49,759
* Applied Materials, Inc.                    2,974,038                    47,168
  Fannie Mae                                   621,895                    41,941
* EMC Corp.                                  3,927,539                    41,121
* Clear Channel
    Communications, Inc.                       937,451                    39,739
  Gillette Co.                               1,158,527                    36,911
  Automatic Data Processing, Inc.            1,077,343                    36,479
* Forest Laboratories, Inc.                    652,168                    35,706
  Sysco Corp.                                1,174,519                    35,283
* eBay Inc.                                    332,758                    34,667

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
* AT&T Wireless Services Inc.                4,139,075          $         33,982
* Boston Scientific Corp.                      549,586                    33,580
  Illinois Tool Works, Inc.                    497,069                    32,732
* Liberty Media Corp.                        2,815,385                    32,546
  SLM Corp.                                    822,442                    32,215
* Costco Wholesale Corp.                       819,308                    29,987
* Genentech, Inc.                              414,400                    29,887
* Berkshire Hathaway Inc. Class B               12,053                    29,289
  The Boeing Co.                               841,200                    28,870
  AFLAC Inc.                                   924,121                    28,417
* Kohl's Corp.                                 545,495                    28,028
* Yahoo! Inc.                                  849,746                    27,838
  Progressive Corp. of Ohio                    372,630                    27,239
* NEXTEL Communications, Inc.                1,500,373                    27,127
* InterActiveCorp                              679,820                    26,900
* Sun Microsystems, Inc.                     5,742,800                    26,417
  Avon Products, Inc.                          422,772                    26,296
  Guidant Corp.                                551,569                    24,484
  Omnicom Group Inc.                           338,041                    24,238
  Newmont Mining Corp.
    (Holding Company)                          722,098                    23,439
  State Street Corp.                           584,535                    23,031
* Analog Devices, Inc.                         654,750                    22,798
* WellPoint Health Networks Inc.
    Class A                                    267,408                    22,542
  Freddie Mac                                  432,500                    21,958
  Harley-Davidson, Inc.                        544,019                    21,685
  Southwest Airlines Co.                     1,256,508                    21,612
* Best Buy Co., Inc.                           491,627                    21,592
  The McGraw-Hill Cos., Inc.                   344,619                    21,366
* Veritas Software Corp.                       739,900                    21,213
  The Gap, Inc.                              1,112,143                    20,864
  FedEx Corp.                                  331,300                    20,551
* Bed Bath & Beyond, Inc.                      528,603                    20,515
  Baker Hughes, Inc.                           605,569                    20,329
  Maxim Integrated Products, Inc.              580,872                    19,860
* Gilead Sciences, Inc.                        356,899                    19,836
* Anthem, Inc.                                 249,003                    19,211
* Electronic Arts Inc.                         257,296                    19,037
* St. Jude Medical, Inc.                       319,180                    18,353
  Charles Schwab Corp.                       1,811,408                    18,277
  Linear Technology Corp.                      562,420                    18,116
  Allergan, Inc.                               233,234                    17,982
  Paychex, Inc.                                608,753                    17,843
* Amazon.com, Inc.                             488,500                    17,825
  TJX Cos., Inc.                               944,330                    17,791
  HCA Inc.                                     544,781                    17,455
* Starbucks Corp.                              696,751                    17,084
* Corning, Inc.                              2,244,526                    16,587
* MedImmune Inc.                               452,102                    16,443
* Lexmark International, Inc.                  228,069                    16,140
* Genzyme Corp.-General Division               385,700                    16,122
* Cendant Corp.                                879,600                    16,114
  Stryker Corp.                                231,774                    16,078
* Staples, Inc.                                875,158                    16,059
* KLA-Tencor Corp.                             341,951                    15,897
* Zimmer Holdings, Inc.                        351,885                    15,852
* Intuit, Inc.                                 351,337                    15,645
* International Game Technology                152,753                    15,631
* Yum! Brands, Inc.                            527,348                    15,588
* General Motors Corp. Class H               1,205,600                    15,444
* Xilinx, Inc.                                 606,550                    15,352
* EchoStar Communications Corp.
    Class A                                    436,200                    15,101
* Lucent Technologies, Inc.                  7,436,249                    15,096
  MBNA Corp.                                   723,500                    15,078
* Xerox Corp.                                1,407,290                    14,903
  Mattel, Inc.                                 785,426                    14,860
  Wm. Wrigley Jr. Co.                          264,123                    14,852
  Danaher Corp.                                205,700                    13,998
  AmerisourceBergen Corp.                      198,115                    13,739
* Apollo Group, Inc. Class A                   219,351                    13,547
* Concord EFS, Inc.                            914,447                    13,461
  Adobe Systems, Inc.                          415,596                    13,328
  H & R Block, Inc.                            305,850                    13,228
* SunGard Data Systems, Inc.                   509,010                    13,188
  Capital One Financial Corp.                  264,500                    13,008
  Burlington Resources, Inc.                   235,700                    12,744
  Biomet, Inc.                                 442,199                    12,673
* Qwest Communications
    International Inc.                       2,590,271                    12,381
  New York Times Co. Class A                   272,043                    12,378
* Fiserv, Inc.                                 345,208                    12,293
  Moody's Corp.                                230,916                    12,172
* Caremark Rx, Inc.                            471,151                    12,099
  Computer Associates
    International, Inc.                        537,200                    11,969
* Cox Communications, Inc. Class A             372,800                    11,892
* Symantec Corp.                               265,526                    11,646
* Computer Sciences Corp.                      302,883                    11,546
  McKesson Corp.                               322,600                    11,530
  Mylan Laboratories, Inc.                     329,999                    11,474
* Micron Technology, Inc.                      983,000                    11,432
* Altera Corp.                                 686,934                    11,266
  Family Dollar Stores, Inc.                   278,267                    10,616
* BJ Services Co.                              283,653                    10,597
* Affiliated Computer Services, Inc.
    Class A                                    226,399                    10,353
* Nabors Industries, Inc.                      259,878                    10,278
* Biogen, Inc.                                 268,915                    10,219
* AutoZone Inc.                                131,388                     9,982
* Weatherford International Ltd.               235,699                     9,876
* Novellus Systems, Inc.                       268,900                     9,847
  ITT Industries, Inc.                         148,321                     9,709

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
* Flextronics International Ltd.               931,924          $          9,683
* Agilent Technologies, Inc.                   495,000                     9,677
* IDEC Pharmaceuticals Corp.                   275,099                     9,353
  Dollar General Corp.                         508,649                     9,288
* Broadcom Corp.                               366,100                     9,120
* Fox Entertainment Group, Inc.
    Class A                                    316,400                     9,106
* Quest Diagnostics, Inc.                      141,620                     9,035
  Waste Management, Inc.                       373,900                     9,007
  Microchip Technology, Inc.                   365,299                     8,997
  Kinder Morgan, Inc.                          164,450                     8,987
  Ecolab, Inc.                                 350,434                     8,971
* PeopleSoft, Inc.                             505,700                     8,895
* Network Appliance, Inc.                      548,325                     8,888
* Chiron Corp.                                 201,670                     8,817
  Synovus Financial Corp.                      406,817                     8,747
  Tiffany & Co.                                260,631                     8,517
* Univision Communications Inc.                273,210                     8,306
* Noble Corp.                                  240,199                     8,239
  Hilton Hotels Corp.                          641,801                     8,209
* QLogic Corp.                                 168,424                     8,140
* American Standard Cos., Inc.                 110,015                     8,133
  Cintas Corp.                                 229,239                     8,124
  The Clorox Co.                               190,207                     8,112
* Coach, Inc.                                  161,699                     8,043
* JDS Uniphase Corp.                         2,287,200                     8,028
* Laboratory Corp. of
    America Holdings                           265,389                     8,001
  RadioShack Corp.                             302,374                     7,955
  Rockwell Collins, Inc.                       322,948                     7,954
* Harrah's Entertainment, Inc.                 197,514                     7,948
* Siebel Systems, Inc.                         831,810                     7,935
  IMS Health, Inc.                             439,505                     7,907
  Health Management Associates
    Class A                                    428,489                     7,906
* Accenture Ltd.                               435,000                     7,869
  Murphy Oil Corp.                             148,299                     7,801
  EOG Resources, Inc.                          185,728                     7,771
* Dean Foods Co.                               246,298                     7,758
* Express Scripts Inc.                         112,049                     7,655
* L-3 Communications
    Holdings, Inc.                             171,499                     7,458
* Sprint PCS                                 1,282,774                     7,376
* Watson Pharmaceuticals, Inc.                 182,400                     7,363
* Health Net Inc.                              222,299                     7,325
* BEA Systems, Inc.                            663,300                     7,203
  Legg Mason Inc.                              110,699                     7,190
  Applera Corp.-
    Applied Biosystems Group                   376,838                     7,171
* Varian Medical Systems, Inc.                 122,599                     7,058
  Anadarko Petroleum Corp.                     156,400                     6,955
  ENSCO International, Inc.                    254,299                     6,841
* Sealed Air Corp.                             143,468                     6,838
  Liz Claiborne, Inc.                          192,179                     6,774
* Waters Corp.                                 232,315                     6,767
  Estee Lauder Cos. Class A                    200,060                     6,708
* Cablevision Systems NY Group
    Class A                                    323,100                     6,708
* Smith International, Inc.                    182,299                     6,698
* Juniper Networks, Inc.                       540,500                     6,686
  Equifax, Inc.                                255,383                     6,640
  Sigma-Aldrich Corp.                          122,544                     6,639
  The Pepsi Bottling Group, Inc.               327,307                     6,553
  Tribune Co.                                  135,500                     6,545
* Citizens Communications Co.                  506,736                     6,532
  Expeditors International of
    Washington, Inc.                           187,099                     6,481
* National Semiconductor Corp.                 326,152                     6,432
  E.W. Scripps Co. Class A                      71,750                     6,366
* Oxford Health Plans, Inc.                    150,599                     6,330
* Jabil Circuit, Inc.                          284,668                     6,291
* Brinker International, Inc.                  174,399                     6,282
* Citrix Systems, Inc.                         307,063                     6,252
  XTO Energy, Inc.                             309,399                     6,222
* Barr Laboratories, Inc.                       94,699                     6,203
* Dollar Tree Stores, Inc.                     195,099                     6,191
* Thermo Electron Corp.                        294,214                     6,184
  McCormick & Co., Inc.                        223,909                     6,090
* Lincare Holdings, Inc.                       189,799                     5,981
  Ross Stores, Inc.                            139,499                     5,962
* Mercury Interactive Corp.                    153,030                     5,908
* NVIDIA Corp.                                 255,350                     5,876
* Sanmina-SCI Corp.                            916,745                     5,785
* Teradyne, Inc.                               329,558                     5,705
* Career Education Corp.                        83,199                     5,692
* Pactiv Corp.                                 285,128                     5,620
* Robert Half International, Inc.              296,208                     5,610
* VeriSign, Inc.                               405,155                     5,603
* CarMax, Inc.                                 185,599                     5,596
  Janus Capital Group Inc.                     340,402                     5,583
* Solectron Corp.                            1,486,605                     5,560
  Darden Restaurants Inc.                      291,578                     5,534
* WebMD Corp.                                  508,433                     5,506
* The Dun & Bradstreet Corp.                   133,799                     5,499
* Smurfit-Stone Container Corp.                417,788                     5,444
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                         221,631                     5,430
  Franklin Resources Corp.                     138,600                     5,415
  Symbol Technologies, Inc.                    415,483                     5,405
* ChoicePoint Inc.                             154,499                     5,333
* Mohawk Industries, Inc.                       95,599                     5,309
* AdvancePCS                                   138,599                     5,299
* Pioneer Natural Resources Co.                200,599                     5,236
* Williams-Sonoma, Inc.                        177,899                     5,195

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
  DENTSPLY International Inc.                  126,597          $          5,178
* Agere Systems Inc. Class A                 2,221,300                     5,176
* CDW Corp.                                    112,999                     5,175
  Manpower Inc.                                138,999                     5,155
* Westwood One, Inc.                           151,799                     5,151
* Expedia Inc.                                  67,400                     5,148
* Lamar Advertising Co. Class A                145,440                     5,121
* Comverse Technology, Inc.                    337,035                     5,066
* First Health Group Corp.                     182,600                     5,040
* SanDisk Corp.                                124,099                     5,007
* Convergys Corp.                              312,473                     5,000
* Whole Foods Market, Inc.                     104,999                     4,991
  Deluxe Corp.                                 111,068                     4,976
* Abercrombie & Fitch Co.                      175,099                     4,975
* Cooper Cameron Corp.                          98,099                     4,942
* DST Systems, Inc.                            129,099                     4,906
  Doral Financial Corp.                        109,625                     4,895
* Marvell Technology Group Ltd.                140,500                     4,829
* UTStarcom, Inc.                              134,900                     4,798
* MGM Mirage, Inc.                             139,050                     4,753
  TCF Financial Corp.                          119,199                     4,749
* LSI Logic Corp.                              669,479                     4,740
* IVAX Corp.                                   262,799                     4,691
* Tellabs, Inc.                                704,530                     4,629
* Michaels Stores, Inc.                        121,499                     4,624
* Constellation Brands, Inc. Class A           147,099                     4,619
  Washington Post Co. Class B                    6,299                     4,617
  Lennar Corp. Class A                          64,499                     4,612
  C.H. Robinson Worldwide, Inc.                129,452                     4,603
  Fair, Isaac, Inc.                             89,199                     4,589
  SEI Corp.                                    143,199                     4,582
  Equitable Resources, Inc.                    112,099                     4,567
  Commerce Bancorp, Inc.                       122,099                     4,530
* Iron Mountain, Inc.                          122,109                     4,529
  Outback Steakhouse                           115,899                     4,520
  Beckman Coulter, Inc.                        110,299                     4,483
* NVR, Inc.                                     10,900                     4,480
* BMC Software, Inc.                           272,974                     4,458
  Ball Corp.                                    97,495                     4,437
* Patterson-UTI Energy, Inc.                   136,899                     4,436
* Celgene Corp.                                144,200                     4,384
  Harman International
    Industries, Inc.                            55,200                     4,369
  Arthur J. Gallagher & Co.                    159,299                     4,333
* Level 3 Communications, Inc.                 646,857                     4,295
  Scientific-Atlanta, Inc.                     179,004                     4,267
  Avery Dennison Corp.                          84,011                     4,217
  Federated Investors, Inc.                    153,418                     4,207
  White Mountains Insurance
    Group Inc.                                  10,609                     4,191
* PETsMART, Inc.                               250,486                     4,176
  Hershey Foods Corp.                           59,910                     4,173
* Patterson Dental Co.                          91,799                     4,166
* Synopsys, Inc.                                67,299                     4,162
* LAM Research Corp.                           226,799                     4,130
* Cephalon, Inc.                                99,400                     4,091
* Markel Corp.                                  15,906                     4,072
  Pogo Producing Co.                            93,599                     4,001
* Gentex Corp.                                 130,299                     3,988
  Molex, Inc.                                  147,172                     3,972
* Jones Apparel Group, Inc.                    135,606                     3,968
* BISYS Group, Inc.                            215,599                     3,961
  Fastenal Co.                                 116,199                     3,944
* Henry Schein, Inc.                            75,299                     3,941
  Omnicare, Inc.                               116,299                     3,930
* Millipore Corp.                               87,447                     3,880
* Pride International, Inc.                    205,799                     3,873
* Intersil Corp.                               143,599                     3,821
* Rowan Cos., Inc.                             168,284                     3,770
* Universal Health Services Class B             94,599                     3,748
* Jacobs Engineering Group Inc.                 88,799                     3,743
  T. Rowe Price Group Inc.                      99,028                     3,738
* Millennium Pharmaceuticals, Inc.             236,899                     3,726
  Noble Energy, Inc.                            98,199                     3,712
* Zebra Technologies Corp. Class A              49,226                     3,701
  Valspar Corp.                                 86,099                     3,635
* Corinthian Colleges, Inc.                     74,598                     3,623
* Unisys Corp.                                  294,961                    3,622
* Alliant Techsystems, Inc.                     69,209                     3,593
* Network Associates, Inc.                     281,799                     3,573
* CheckFree Corp.                              127,999                     3,564
* Rent-A-Center, Inc.                           46,780                     3,546
  Knight Ridder                                 51,413                     3,544
* Garmin Ltd.                                   87,260                     3,479
* Weight Watchers International, Inc.           76,400                     3,475
  Reynolds & Reynolds Class A                  121,399                     3,467
* Apogent Technologies Inc.                    173,199                     3,464
  Alberto-Culver Co. Class B                    67,528                     3,451
  Pier 1 Imports Inc.                          167,199                     3,411
* Entercom Communications Corp.                 69,299                     3,396
  Investors Financial Services Corp.           116,899                     3,391
  Brown & Brown, Inc.                          104,299                     3,390
* Tektronix, Inc.                              156,666                     3,384
* Emulex Corp.                                 147,900                     3,368
  Dial Corp.                                   171,699                     3,340
* Krispy Kreme Doughnuts, Inc.                  80,999                     3,336
  C.R. Bard, Inc.                               46,482                     3,315
  W.W. Grainger, Inc.                           70,027                     3,274
* Allied Waste Industries, Inc.                320,371                     3,220
* SICOR, Inc.                                  158,199                     3,218
  Mandalay Resort Group                        100,999                     3,217
  New York Community
    Bancorp, Inc.                              110,565                     3,216
* National-Oilwell, Inc.                       144,199                     3,172

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
GROWTH INDEX FUND                               SHARES                     (000)
--------------------------------------------------------------------------------
  Eaton Vance Corp.                             99,499          $          3,144
* Hispanic Broadcasting Corp.                  123,099                     3,133
* The Cheesecake Factory                        85,799                     3,079
  Black & Decker Corp.                          70,854                     3,079
* Chico's FAS, Inc.                            145,099                     3,054
* King Pharmaceuticals, Inc.                   205,979                     3,040
  Centex Corp.                                  38,919                     3,028
  Meredith Corp.                                67,956                     2,990
* Cadence Design Systems, Inc.                 242,299                     2,922
* Energizer Holdings, Inc.                      92,199                     2,895
  Neuberger Berman Inc.                         69,299                     2,766
* Advance Auto Parts, Inc.                      45,040                     2,743
  Seagate Technology                           153,600                     2,711
* 99 Cents Only Stores                          75,799                     2,601
* CIENA Corp.                                  495,310                     2,571
  Pall Corp.                                   110,909                     2,495
* Storage Technology Corp.                      96,899                     2,494
  Molex, Inc. Class A                          105,400                     2,443
* National Instruments Corp.                    64,499                     2,437
  Leucadia National Corp.                       64,799                     2,405
  The St. Joe Co.                               76,034                     2,372
* American Power
    Conversion Corp.                           150,134                     2,341
* Ameritrade Holding Corp.                     310,300                     2,299
* Fairchild Semiconductor
    International, Inc.                        178,899                     2,288
* Pixar, Inc.                                   37,100                     2,257
  D. R. Horton, Inc.                            78,599                     2,209
* SPX Corp.                                     49,999                     2,203
* ADC Telecommunications, Inc.                 939,284                     2,187
  Harte-Hanks, Inc.                            113,699                     2,160
* Cree, Inc.                                   131,780                     2,145
* Packaging Corp. of America                   112,999                     2,083
* Aramark Corp. Class B                         92,500                     2,074
* Advanced Micro Devices, Inc.                 311,506                     1,997
* Amphenol Corp.                                42,273                     1,979
* Host Marriott Corp. REIT                     215,789                     1,974
  International Speedway Corp.                  49,399                     1,952
  Dow Jones & Co., Inc.                         44,080                     1,897
* Community Health Systems, Inc.                97,999                     1,890
* RF Micro Devices, Inc.                       313,599                     1,888
* Scholastic Corp.                              60,799                     1,811
  RenaissanceRe Holdings Ltd.                   39,657                     1,805
  Polo Ralph Lauren Corp.                       69,045                     1,781
* Agere Systems Inc. Class B                   748,600                     1,722
  Fluor Corp.                                   50,741                     1,707
* Cox Radio, Inc.                               71,301                     1,648
  International Flavors &
    Fragrances, Inc.                            50,665                     1,618
  KB HOME                                       25,772                     1,597
* Ceridian Corp.                                93,699                     1,590
  Total System Services, Inc.                   71,000                     1,583
* Radio One, Inc. Class D                       82,000                     1,457
* BlackRock, Inc.                               31,515                     1,419
  Talbots Inc.                                  46,700                     1,375
* ICOS Corp.                                    37,201                     1,367
  Brown-Forman Corp. Class B                    17,288                     1,359
* Montpelier Re Holdings Ltd.                   42,550                     1,345
* Columbia Sportswear Co.                       24,900                     1,280
* Metro-Goldwyn-Mayer Inc.                     102,445                     1,272
  AVX Corp.                                    109,867                     1,207
* 3Com Corp.                                   228,299                     1,068
  The McClatchy Co. Class A                     17,593                     1,014
* Radio One, Inc.                               51,100                       913
  Student Loan Corp.                             7,233                       911
  Alberto-Culver Co. Class A                    17,562                       874
  Nuveen Investments, Inc. Class A              30,406                       828
* Hewitt Associates, Inc.                       34,600                       815
* BOK Financial Corp.                           20,889                       806
  Regal Entertainment Group
    Class A                                     30,208                       712
* WellChoice Inc.                               13,200                       386
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
    (Cost $7,334,263)                                           $      8,238,070
--------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.1%)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
  1.17%, 7/16/2003                                    $    1,500          1,499
FEDERAL NATIONAL MORTGAGE ASSN.
  1.15%, 7/23/2003                                         3,500          3,498
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003--Note E                                  2,239          2,239
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $7,236)                                                         7,236
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
    (Cost $7,341,499)                                                 8,245,306
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     19,453
Liabilities--Note E                                                     (26,536)
                                                                ----------------
                                                                $        (7,083)
                                                                ----------------

--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     8,238,223
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
GROWTH INDEX FUND                                                          (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $    10,954,023
Overdistributed Net Investment Income                                   (11,312)
Accumulated Net Realized Losses                                      (3,608,295)
Unrealized Appreciation                                                 903,807
--------------------------------------------------------------------------------
NET ASSETS                                                      $     8,238,223
================================================================================

Investor Shares--Net Assets
Applicable to 305,169,120 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $     6,694,421
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         21.94
================================================================================

Admiral Shares--Net Assets
Applicable to 40,792,045 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       894,900
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         21.94
================================================================================

Institutional Shares--Net Assets
Applicable to 29,577,368 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       648,902
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         21.94
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.9%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                       7,405,800          $        212,398
  ExxonMobil Corp.                           4,998,989                   179,514
  Citigroup, Inc.                            3,812,538                   163,177
  Bank of America Corp.                      1,116,131                    88,208
  Verizon Communications                     2,039,900                    80,474
  Altria Group, Inc.                         1,510,700                    68,646
  SBC Communications Inc.                    2,466,623                    63,022
  Wells Fargo & Co.                          1,247,319                    62,865
  ChevronTexaco Corp.                          793,607                    57,298
* AOL Time Warner Inc.                       3,193,771                    51,388
  J.P. Morgan Chase & Co.                    1,484,788                    50,750
  Hewlett-Packard Co.                        2,154,318                    45,887
  Wyeth                                        984,900                    44,862
  Wachovia Corp.                               999,482                    39,939
  Bristol-Myers Squibb Co.                   1,439,000                    39,069
  The Coca-Cola Co.                            828,800                    38,465
  International Business
    Machines Corp.                             448,800                    37,026
  BellSouth Corp.                            1,382,561                    36,818
  U.S. Bancorp                               1,424,140                    34,891
  Fannie Mae                                   477,500                    32,203
  Bank One Corp.                               861,817                    32,042
  Morgan Stanley                               728,771                    31,155
  E.I. du Pont de Nemours & Co.                738,949                    30,770
  The Walt Disney Co.                        1,517,303                    29,967
  Washington Mutual, Inc.                      697,847                    28,821
  Merrill Lynch & Co., Inc.                    610,064                    28,478
  Tyco International Ltd.                    1,482,892                    28,145
  ConocoPhillips                               477,446                    26,164
  United Technologies Corp.                    349,461                    24,752
  Abbott Laboratories                          551,700                    24,142
  FleetBoston Financial Corp.                  780,012                    23,174
  Dow Chemical Co.                             679,414                    21,035
  McDonald's Corp.                             942,537                    20,792
  Marsh & McLennan Cos., Inc.                  398,900                    20,372
  Schering-Plough Corp.                      1,091,000                    20,293
  PepsiCo, Inc.                                446,800                    19,883
  Kimberly-Clark Corp.                         379,400                    19,782
  Allstate Corp.                               496,062                    17,685
  The Goldman Sachs Group, Inc.                210,274                    17,610
  Freddie Mac                                  331,927                    16,852
  Southern Co.                                 533,390                    16,620
  The Bank of New York Co., Inc.               569,203                    16,365
  Honeywell International Inc.                 603,806                    16,212
  Motorola, Inc.                             1,709,385                    16,120
  Alcoa Inc.                                   627,673                    16,006
  Metropolitan Life Insurance Co.              564,697                    15,992
  Emerson Electric Co.                         312,700                    15,979
  Dominion Resources, Inc.                     238,303                    15,316
  Gannett Co., Inc.                            199,218                    15,302
  National City Corp.                          454,234                    14,858
  Ford Motor Co.                             1,307,724                    14,372
  Exelon Corp.                                 240,123                    14,362
  Caterpillar, Inc.                            255,766                    14,236
  Prudential Financial, Inc.                   420,507                    14,150
  Lockheed Martin Corp.                        287,742                    13,688
  Duke Energy Corp.                            662,373                    13,214
  BB&T Corp.                                   359,751                    12,339
  International Paper Co.                      337,870                    12,072
  General Motors Corp.                         333,102                    11,992
  MBNA Corp.                                   555,289                    11,572
  Baxter International, Inc.                   443,500                    11,531
  AT&T Corp.                                   581,733                    11,198
  SunTrust Banks, Inc.                         188,707                    11,198
  ALLTEL Corp.                                 219,494                    10,584
  Northrop Grumman Corp.                       122,390                    10,561
  The Hartford Financial Services
    Group Inc.                                 207,855                    10,468
  Sara Lee Corp.                               552,400                    10,391
  Union Pacific Corp.                          179,085                    10,391
  General Mills, Inc.                          219,100                    10,388
  PNC Financial Services Group                 210,300                    10,265
  Raytheon Co.                                 301,501                     9,901
  Carnival Corp.                               303,433                     9,865
  Sprint Corp.                                 665,996                     9,590
  Lehman Brothers Holdings, Inc.               144,044                     9,576
  Occidental Petroleum Corp.                   280,767                     9,420
  ConAgra Foods, Inc.                          398,924                     9,415
  General Dynamics Corp.                       126,875                     9,198
* The Kroger Co.                               538,596                     8,984
  Mellon Financial Corp.                       320,600                     8,897
  Weyerhaeuser Co.                             164,325                     8,874
  Entergy Corp.                                166,220                     8,773
  Masco Corp.                                  362,654                     8,649
  American Electric Power Co., Inc.            288,806                     8,615
  FPL Group, Inc.                              128,798                     8,610
  H.J. Heinz Co.                               261,000                     8,608
  FirstEnergy Corp.                            221,078                     8,500
  XL Capital Ltd. Class A                      101,001                     8,383
  Travelers Property Casualty Corp.
    Class B                                    528,340                     8,332
  The Chubb Corp.                              137,581                     8,255
  Equity Office Properties
    Trust REIT                                 305,418                     8,249
  Gillette Co.                                 257,900                     8,217
  Devon Energy Corp.                           153,858                     8,216
  CVS Corp.                                    292,372                     8,195
  Deere & Co.                                  177,729                     8,122
  Burlington Northern Santa Fe Corp.           277,635                     7,896
  Golden West Financial Corp.                   96,856                     7,749
  Apache Corp.                                 118,749                     7,726
  Electronic Data Systems Corp.                354,403                     7,602

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  KeyCorp                                      299,206          $          7,561
  Sears, Roebuck & Co.                         223,519                     7,519
  Halliburton Co.                              324,186                     7,456
  Progress Energy, Inc.                        167,954                     7,373
  Becton, Dickinson & Co.                      189,163                     7,349
  Kraft Foods Inc.                             225,600                     7,343
  Praxair, Inc.                                120,800                     7,260
* Liberty Media Corp.                          626,516                     7,243
  Consolidated Edison Inc.                     165,792                     7,175
  Air Products & Chemicals, Inc.               168,708                     7,018
  SouthTrust Corp.                             256,646                     6,981
  Public Service Enterprise
    Group, Inc.                                165,139                     6,977
  Waste Management, Inc.                       287,212                     6,919
  Aetna Inc.                                   111,648                     6,721
* Safeway, Inc.                                327,686                     6,704
  Pitney Bowes, Inc.                           174,200                     6,691
  Ace, Ltd.                                    195,128                     6,691
  Countrywide Financial Corp.                   95,752                     6,661
* Cendant Corp.                                363,419                     6,658
  NIKE, Inc. Class B                           123,779                     6,621
  John Hancock Financial
    Services, Inc.                             213,819                     6,571
  The Principal Financial Group, Inc.          202,223                     6,522
  The Boeing Co.                               187,133                     6,422
  PPG Industries, Inc.                         126,210                     6,404
* PG&E Corp.                                   302,762                     6,403
  Kellogg Co.                                  183,100                     6,293
  St. Paul Cos., Inc.                          168,456                     6,150
  Marathon Oil Corp.                           230,127                     6,064
  Comerica, Inc.                               129,726                     6,032
  Ingersoll-Rand Co.                           125,916                     5,958
  Eastman Kodak Co.                            212,298                     5,806
  AmSouth Bancorp                              262,565                     5,734
  Newell Rubbermaid, Inc.                      203,900                     5,709
  Fortune Brands, Inc.                         108,894                     5,684
  Marriott International, Inc. Class A         147,581                     5,670
  Johnson Controls, Inc.                        66,159                     5,663
  PPL Corp.                                    129,939                     5,587
  Norfolk Southern Corp.                       288,896                     5,547
  PACCAR, Inc.                                  82,036                     5,542
  Unocal Corp.                                 191,571                     5,496
  Northern Trust Corp.                         131,302                     5,487
  Anadarko Petroleum Corp.                     120,334                     5,351
  Regions Financial Corp.                      156,147                     5,275
  Ameren Corp.                                 119,516                     5,271
  MBIA, Inc.                                   107,935                     5,262
  Archer-Daniels-Midland Co.                   407,540                     5,245
  Equity Residential REIT                      201,785                     5,236
  Ambac Financial Group, Inc.                   78,652                     5,211
  Charter One Financial, Inc.                  167,074                     5,209
* Transocean Inc.                              237,047                     5,208
  Federated Department Stores, Inc.            141,266                     5,206
  Albertson's, Inc.                            267,420                     5,135
* Apple Computer, Inc.                         267,652                     5,118
  Limited Brands, Inc.                         330,159                     5,117
  TXU Corp.                                    227,207                     5,101
  Bear Stearns Co., Inc.                        70,126                     5,079
  Tribune Co.                                  104,036                     5,025
  CIGNA Corp.                                  103,820                     4,873
  DTE Energy Co.                               124,572                     4,813
  CSX Corp.                                    159,720                     4,806
  Simon Property Group, Inc. REIT              122,323                     4,774
  Aon Corp.                                    195,550                     4,709
  Lincoln National Corp.                       131,914                     4,700
  FedEx Corp.                                   73,839                     4,580
  Union Planters Corp.                         147,528                     4,578
  Cinergy Corp.                                124,053                     4,564
  Loews Corp.                                   96,385                     4,558
  May Department Stores Co.                    203,356                     4,527
  Dover Corp.                                  150,599                     4,512
  M & T Bank Corp.                              52,999                     4,464
  Xcel Energy, Inc.                            296,137                     4,454
  Jefferson-Pilot Corp.                        106,252                     4,405
  Marshall & Ilsley Corp.                      142,935                     4,371
  UST, Inc.                                    124,647                     4,366
  Starwood Hotels &
    Resorts Worldwide, Inc.                    148,648                     4,250
  Monsanto Co.                                 194,385                     4,207
  Constellation Energy Group, Inc.             122,365                     4,197
  Genuine Parts Co.                            129,634                     4,150
  Eaton Corp.                                   52,521                     4,129
  KeySpan Corp.                                116,049                     4,114
  Campbell Soup Co.                            167,800                     4,111
* Tenet Healthcare Corp.                       352,331                     4,105
  North Fork Bancorp, Inc.                     120,099                     4,091
  Sempra Energy                                137,865                     3,933
  First Tennessee National Corp.                88,595                     3,890
  HCA Inc.                                     121,100                     3,880
  CIT Group Inc.                               156,990                     3,870
  Interpublic Group of Cos., Inc.              286,388                     3,832
  Cincinnati Financial Corp.                   101,882                     3,779
  Parker Hannifin Corp.                         87,794                     3,686
  MeadWestvaco Corp.                           148,775                     3,675
  ProLogis REIT                                132,444                     3,616
  El Paso Corp.                                444,757                     3,594
* Edison International                         217,759                     3,578
  Textron, Inc.                                 90,981                     3,550
  Plum Creek Timber Co. Inc. REIT              136,630                     3,546
  NiSource, Inc.                               184,843                     3,512
  CenturyTel, Inc.                             100,708                     3,510
  MGIC Investment Corp.                         74,560                     3,477
  SAFECO Corp.                                  97,719                     3,448
  GlobalSantaFe Corp.                          147,136                     3,434

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  J.C. Penney Co., Inc. (Holding Co.)          199,311          $          3,358
  Kerr-McGee Corp.                              74,481                     3,337
  Coca-Cola Enterprises, Inc.                  183,536                     3,331
* Office Depot, Inc.                           229,173                     3,325
  Rohm & Haas Co.                              106,714                     3,311
  Torchmark Corp.                               87,947                     3,276
  Popular, Inc.                                 83,735                     3,231
  Archstone-Smith Trust REIT                   134,592                     3,230
  Whirlpool Corp.                               50,686                     3,229
  Delphi Corp.                                 373,144                     3,220
  National Commerce Financial Corp.            145,099                     3,220
  Huntington Bancshares Inc.                   164,300                     3,207
  Hershey Foods Corp.                           45,900                     3,197
  Georgia Pacific Group                        167,571                     3,175
  Everest Re Group, Ltd.                        41,399                     3,167
  Compass Bancshares Inc.                       89,099                     3,112
  Banknorth Group, Inc.                        121,699                     3,106
  Valero Energy Corp.                           84,599                     3,074
  Zions Bancorp                                 60,706                     3,072
  Williams Cos., Inc.                          384,766                     3,040
  Sovereign Bancorp, Inc.                      193,999                     3,036
  Boston Properties, Inc. REIT                  67,602                     2,961
  Rockwell Automation, Inc.                    124,099                     2,959
  Green Point Financial Corp.                   57,999                     2,954
  Amerada Hess Corp.                            59,734                     2,938
  Old Republic International Corp.              84,999                     2,913
  Capital One Financial Corp.                   58,774                     2,891
  Cooper Industries, Inc. Class A               69,199                     2,858
  Nucor Corp.                                   58,173                     2,842
  Burlington Resources, Inc.                    52,416                     2,834
  SCANA Corp.                                   82,399                     2,825
  Vornado Realty Trust REIT                     64,547                     2,814
  Leggett & Platt, Inc.                        136,477                     2,798
  Vulcan Materials Co.                          75,376                     2,794
  Duke Realty Corp. REIT                       100,307                     2,763
  General Growth Properties Inc. REIT           44,252                     2,763
* Republic Services, Inc. Class A              121,599                     2,757
  UnumProvident Corp.                          202,866                     2,720
  Knight Ridder                                 39,388                     2,715
  Fidelity National Financial, Inc.             86,673                     2,666
  Computer Associates International, Inc.      119,439                     2,661
  Sabre Holdings Corp.                         105,979                     2,612
* AES Corp.                                    409,569                     2,601
  McKesson Corp.                                71,886                     2,569
  Kimco Realty Corp. REIT                       67,659                     2,564
  Radian Group, Inc.                            69,399                     2,543
* Phelps Dodge Corp.                            65,979                     2,530
  Pinnacle West Capital Corp.                   67,097                     2,513
  Wisconsin Energy Corp.                        86,199                     2,500
  Sherwin-Williams Co.                          92,380                     2,483
  Rouse Co. REIT                                64,647                     2,463
  Pepco Holdings, Inc.                         126,699                     2,428
  Apartment Investment & Management
    Co. Class A REIT                            69,625                     2,409
  ServiceMaster Co.                            224,501                     2,402
  Pulte Homes, Inc.                             38,581                     2,379
  Engelhard Corp.                               95,195                     2,358
  R.J. Reynolds Tobacco Holdings, Inc.          62,990                     2,344
  Wendy's International, Inc.                   80,655                     2,337
  Diebold, Inc.                                 53,599                     2,318
  Centex Corp.                                  29,765                     2,315
  Travelers Property Casualty Corp. Class A    144,300                     2,294
  iStar Financial Inc. REIT                     62,580                     2,284
* Lear Corp.                                    48,799                     2,246
  Franklin Resources Corp.                      57,319                     2,239
  Energy East Corp.                            107,599                     2,234
  First Virginia Banks, Inc.                    51,499                     2,221
* AutoNation, Inc.                             140,022                     2,201
  VF Corp.                                      64,771                     2,200
  Avalonbay Communities, Inc. REIT              50,545                     2,155
* Agilent Technologies, Inc.                   110,210                     2,155
* E*TRADE Group, Inc.                          252,599                     2,147
  SuperValu Inc.                                99,207                     2,115
  R.R. Donnelley & Sons Co.                     80,013                     2,092
  Public Storage, Inc. REIT                     61,059                     2,068
  Sunoco, Inc.                                  53,972                     2,037
  Hasbro, Inc.                                 116,107                     2,031
  A.G. Edwards & Sons, Inc.                     59,299                     2,028
  Hibernia Corp. Class A                       110,999                     2,016
  Mercantile Bankshares Corp.                   51,099                     2,012
  PartnerRe Ltd.                                39,250                     2,006
  Allied Capital Corp.                          86,000                     1,987
  Liberty Property Trust REIT                   57,199                     1,979
  Hillenbrand Industries, Inc.                  38,999                     1,969
  W.R. Berkley Corp.                            37,000                     1,950
  Questar Corp.                                 57,999                     1,941
  Telephone & Data Systems, Inc.                38,599                     1,918
* Toys R Us, Inc.                              157,722                     1,912
  Health Care Properties
    Investors REIT                              44,300                     1,876
* NCR Corp.                                     71,867                     1,841
  Associated Banc-Corp.                         49,599                     1,829
* Park Place Entertainment Corp.               201,099                     1,828
  Eastman Chemical Co.                          57,431                     1,819
  The Stanley Works                             65,589                     1,810
  The Clorox Co.                                42,300                     1,804
  NSTAR                                         39,499                     1,799
  The PMI Group Inc.                            66,999                     1,798
  Valley National Bancorp                       67,435                     1,777

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Tyson Foods, Inc.                            167,299          $          1,777
* Manor Care, Inc.                              70,222                     1,756
  Bemis Co., Inc.                               37,430                     1,752
  Avery Dennison Corp.                          34,800                     1,747
  Goodrich Corp.                                83,061                     1,744
* Synopsys, Inc.                                27,900                     1,726
* SPX Corp.                                     38,400                     1,692
  D. R. Horton, Inc.                            60,100                     1,689
  Brunswick Corp.                               67,048                     1,678
  Puget Energy, Inc.                            69,599                     1,661
  MDU Resources Group, Inc.                     49,599                     1,661
  CenterPoint Energy Inc.                      203,756                     1,661
  Commerce Bancshares, Inc.                     42,314                     1,648
  Sonoco Products Co.                           68,199                     1,638
  UnionBanCal Corp.                             39,300                     1,626
* Compuware Corp.                              280,948                     1,621
  AMB Property Corp. REIT                       57,099                     1,608
  Astoria Financial Corp.                       56,799                     1,586
  Northeast Utilities                           94,699                     1,585
  Fulton Financial Corp.                        78,935                     1,568
  TECO Energy, Inc.                            130,803                     1,568
  T. Rowe Price Group Inc.                      40,983                     1,547
  Temple-Inland Inc.                            36,021                     1,546
* Millennium Pharmaceuticals, Inc.              98,200                     1,545
  Bowater Inc.                                  41,199                     1,543
  New Plan Excel Realty Trust REIT             71,899                      1,535
  Belo Corp. Class A                            68,199                     1,525
  Allete, Inc.                                  57,399                     1,524
* Unisys Corp.                                 121,951                     1,498
  DPL Inc.                                      93,899                     1,497
  Bank of Hawaii Corp.                          45,099                     1,495
* Smithfield Foods, Inc.                        65,199                     1,494
  Bausch & Lomb, Inc.                           39,719                     1,490
  Harris Corp.                                  49,499                     1,487
  Ashland, Inc.                                 48,282                     1,481
  Nordstrom, Inc.                               75,604                     1,476
  Viad Corp.                                    65,599                     1,469
  City National Corp.                           32,899                     1,466
  Weingarten Realty Investors REIT              34,690                     1,454
* Vishay Intertechnology, Inc.                 107,399                     1,418
  Foot Locker, Inc.                            104,900                     1,390
  RenaissanceRe Holdings Ltd.                   30,416                     1,385
  Hospitality Properties Trust REIT             44,299                     1,384
  C.R. Bard, Inc.                               19,273                     1,374
  FirstMerit Corp.                              59,799                     1,367
  Nationwide Financial Services, Inc.           41,807                     1,359
  Maytag Corp.                                  55,356                     1,352
  Hormel Foods Corp.                            56,799                     1,346
  W.W. Grainger, Inc.                           28,732                     1,344
  J.M. Smucker Co.                              33,399                     1,332
* Triad Hospitals, Inc.                         52,999                     1,315
  Circuit City Stores, Inc.                    149,245                     1,313
  Fluor Corp.                                   38,923                     1,309
  New York Community Bancorp, Inc.              44,666                     1,299
  Protective Life Corp.                         48,399                     1,295
  Hudson City Bancorp, Inc.                     50,147                     1,282
  Dana Corp.                                   110,740                     1,280
  Lyondell Chemical Co.                         93,699                     1,268
  Black & Decker Corp.                          29,076                     1,263
* King Pharmaceuticals, Inc.                    85,176                     1,257
  International Flavors & Fragrances, Inc.      38,846                     1,240
* Del Monte Foods Co.                          140,300                     1,240
  Tidewater Inc.                                42,199                     1,239
  Unitrin, Inc.                                 45,399                     1,231
  Hubbell Inc. Class B                          36,899                     1,221
  Wilmington Trust Corp.                        41,599                     1,221
* Ceridian Corp.                                71,800                     1,218
  KB HOME                                       19,652                     1,218
* Cadence Design Systems, Inc.                 100,200                     1,208
* Reebok International Ltd.                     35,703                     1,201
  RPM International, Inc.                       86,199                     1,185
* Owens-Illinois, Inc.                          82,500                     1,136
* Tech Data Corp.                               42,099                     1,124
  Teleflex Inc.                                 26,399                     1,123
  Transatlantic Holdings, Inc.                  15,637                     1,081
* ICOS Corp.                                    28,700                     1,055
* Storage Technology Corp.                      40,100                     1,032
  Pall Corp.                                    45,687                     1,028
  Washington Post Co. Class B                    1,400                     1,026
  Lennar Corp. Class A                          14,300                     1,022
  Diamond Offshore Drilling, Inc.               48,680                     1,022
  Regency Centers Corp. REIT                    29,180                     1,021
* BMC Software, Inc.                            60,866                       994
* American Power Conversion Corp.               62,198                       970
  Clayton Homes Inc.                            76,199                       956
  Scientific-Atlanta, Inc.                      39,578                       944
  Mercury General Corp.                         20,141                       919
* Jones Apparel Group, Inc.                     30,387                       889
  Adolph Coors Co. Class B                      18,079                       886
  Omnicare, Inc.                                26,200                       885
  Erie Indemnity Co. Class A                    21,293                       878
* Intersil Corp.                                31,800                       846
  Winn-Dixie Stores, Inc.                       68,434                       842
  PepsiAmericas, Inc.                           66,899                       840
* Advanced Micro Devices, Inc.                 129,168                       828
* Saks Inc.                                     84,899                       824
* Host Marriott Corp. REIT                      89,300                       817
* 3Com Corp.                                   174,400                       816
  Carolina Group                                29,880                       807
  Dow Jones & Co., Inc.                         18,069                       778
* Ingram Micro, Inc. Class A                    67,700                       745
  LaBranche & Co. Inc.                          35,699                       739

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
VALUE INDEX FUND                                SHARES                     (000)
--------------------------------------------------------------------------------
  Lafarge North America Inc.                    22,968          $            710
* Energizer Holdings, Inc.                      20,400                       641
* CIENA Corp.                                  110,642                       574
  Brown-Forman Corp. Class B                     7,100                       558
* ADC Telecommunications, Inc.                 210,766                       491
  Capitol Federal Financial                     16,275                       458
  Blockbuster Inc. Class A                      26,220                       442
  The McClatchy Co. Class A                      7,251                       418
* Hearst-Argyle Television Inc.                 13,200                       342
* BOK Financial Corp.                            8,500                       328
* WellChoice Inc.                               10,100                       296
* U.S. Cellular Corp.                           11,600                       295
  Regal Entertainment Group Class A             12,394                       292
* Metro-Goldwyn-Mayer Inc.                      22,533                       280
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $3,486,467)                           $      3,462,287
--------------------------------------------------------------------------------
                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.2%)(1)
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
(2) 1.17%, 7/16/2003                                  $    1,500          1,499
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003--Note E                                  5,768          5,768
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $7,267)                                                         7,267
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
    (Cost $3,493,734)                                                 3,469,554
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     25,139
Liabilities--Note E                                                     (28,631)
                                                                ----------------
                                                                $        (3,492)
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $     3,466,062
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.


--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $     4,421,127
Overdistributed Net Investment Income                                      (640)
Accumulated Net Realized Losses                                        (930,093)
Unrealized Depreciation
  Investment Securities                                                 (24,180)
  Futures Contracts                                                        (152)
--------------------------------------------------------------------------------
NET ASSETS                                                      $      3,466,062
--------------------------------------------------------------------------------

Investor Shares--Net Assets
Applicable to 148,409,287 outstanding $.001
  par value shares of beneficial  interest
    (unlimited authorization)                                   $      2,447,121
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES $16.49
================================================================================

Admiral Shares--Net Assets
Applicable to 34,487,612 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       568,695
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $          16.49
================================================================================

Institutional Shares--Net Assets
Applicable to 27,303,332 outstanding $.001
  par value shares of beneficial interest
    (unlimited authorization)                                   $       450,246
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INSTITUTIONAL SHARES                $         16.49
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                          GROWTH INDEX FUND     VALUE INDEX FUND
                                        ----------------------------------------
                                               SIX MONTHS ENDED JUNE 30, 2003
                                        ----------------------------------------
                                                (000)                   (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                  $ 47,748                $ 36,482
  Interest                                         60                      25
  Security Lending                                  3                      26
--------------------------------------------------------------------------------
    Total Income                               47,811                  36,533
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                     75                      75
  Management and Administrative
    Investor Shares                             6,293                   2,160
    Admiral Shares                                527                     311
Institutional Shares                              246                     159
Marketing and Distribution
    Investor Shares                               404                     173
    Admiral Shares                                 55                      42
    Institutional Shares                           65                      47
Custodian Fees                                     86                      87
Shareholders' Reports
    Investor Shares                               283                      72
    Admiral Shares                                  1                       1
    Institutional Shares                           --                      --
Trustees' Fees and Expenses                         7                       2
--------------------------------------------------------------------------------
    Total Expenses                              8,042                   3,129
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                          39,769                  33,404
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                 (369,673)               (344,814)
  Futures Contracts                              (654)                     91
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                     (370,327)               (344,723)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                     1,115,577                 725,506
  Futures Contracts                                --                    (152)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                            1,115,577                 725,354
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $ 785,019                $414,035
================================================================================

--------------------------------------------------------------------------------
                                                   TOTAL STOCK MARKET INDEX FUND
                                                  SIX MONTHS ENDED JUNE 30, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                         $   219,013
  Interest                                                                  979
  Security Lending                                                        1,229
--------------------------------------------------------------------------------
    Total Income                                                        221,221
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
  Investment Advisory Services                                               75
  Management and Administrative
    Investor Shares                                                      14,095
    Admiral Shares                                                        3,183
    Institutional Shares                                                  1,397
    VIPER Shares                                                          1,006
  Marketing and Distribution
    Investor Shares                                                       1,119
    Admiral Shares                                                          283
    Institutional Shares                                                    383
    VIPER Shares                                                            128
Custodian Fees                                                              353
Shareholders' Reports
  Investor Shares                                                           339
  Admiral Shares                                                              5
  Institutional Shares                                                        8
  VIPER Shares --
Trustees' Fees and Expenses                                                  19
--------------------------------------------------------------------------------
    Total Expenses                                                       22,393
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   198,828
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                                           (228,575)
  Futures Contracts                                                      12,825
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                               (215,750)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                               3,564,106
  Futures Contracts                                                        (985)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                      3,563,121
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $3,546,199
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

-------------------------------------------------------------------------------------------------------------------
                                                GROWTH INDEX FUND                           VALUE INDEX FUND
                                       -----------------------------------      -----------------------------------
                                           SIX MONTHS                 YEAR          SIX MONTHS                 YEAR
                                                ENDED                ENDED               ENDED                ENDED
                                        JUNE 30, 2003        DEC. 31, 2002       JUNE 30, 2003        DEC. 31, 2002
                                                (000)                (000)               (000)                (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                    $   39,769         $     86,098          $   33,404           $  68,872
  Realized Net Gain (Loss)                   (370,327)            (858,416)          (344,723)            (358,599)
  Change in Unrealized Appreciation
    (Depreciation)                          1,115,577           (1,638,184)            725,354            (614,611)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                785,019           (2,410,502)            414,035            (904,338)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                             (33,198)             (70,060)            (19,105)            (48,530)
  Admiral Shares                               (4,636)              (8,872)             (4,668)            (10,594)
  Institutional Shares                         (3,978)              (8,738)             (4,352)            (12,094)
Realized Capital Gain
  Investor Shares                                  --                   --                  --                  --
  Admiral Shares                                   --                   --                  --                  --
  Institutional Shares                             --                   --                  --                  --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                       (41,812)             (87,670)            (28,125)            (71,218)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                              (1,483)            (319,751)            (18,646)           (143,326)
  Admiral Shares                               65,195               88,780              26,419              34,060
  Institutional Shares                        (87,826)             (23,525)            (97,906)           (214,549)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions               (24,114)            (254,496)            (90,133)           (323,815)
-------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                   719,093           (2,752,668)            295,777          (1,299,371)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                         7,519,130           10,271,798           3,170,285           4,469,656
-------------------------------------------------------------------------------------------------------------------
End of Period                              $8,238,223          $ 7,519,130          $3,466,062          $3,170,285
===================================================================================================================

--------------------------------------------------------------------------------
                                                           TOTAL STOCK MARKET
                                                               INDEX FUND
                                                 -------------------------------
                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                               JUNE 30, 2003      DEC. 31, 2002
                                                       (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income                             $  198,828         $  331,288
Realized Net Gain (Loss)                            (215,750)          (168,590)
Change in Unrealized Appreciation
  (Depreciation)                                   3,563,121         (5,904,648)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                     3,546,199         (5,741,950)
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                   (112,663)          (197,489)
  Admiral Shares                                     (35,875)           (55,661)
  Institutional Shares                               (35,447)           (60,729)
  VIPER Shares                                       (10,881)           (18,616)
Realized Capital Gain
  Investor Shares                                         --                 --
  Admiral Shares                                          --                 --
  Institutional Shares                                    --                 --
  VIPER Shares                                            --                 --
--------------------------------------------------------------------------------
    Total Distributions                             (194,866)         (332,495)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                  2,514,363          2,207,858
  Admiral Shares                                   1,200,160          1,155,128
  Institutional Shares                               393,028          1,291,353
  VIPER Shares                                       341,162            409,620
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
     Share Transactions                            4,448,713          5,063,959
--------------------------------------------------------------------------------
  Total Increase (Decrease)                        7,800,046         (1,010,486)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                             24,077,826         25,088,312
--------------------------------------------------------------------------------
  End of Period                                  $31,877,872        $24,077,826
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

GROWTH INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                       YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                ENDED     ---------------------------------------------------------
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $19.95       $26.42       $30.57      $39.43      $31.67     $22.53
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .10         .222         .181        .126        .207       .230
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.00       (6.465)      (4.144)     (8.861)      8.821      9.244
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    2.10       (6.243)      (3.963)     (8.735)      9.028      9.474
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.11)       (.227)       (.187)      (.125)      (.228)     (.219)
  Distributions from Realized Capital Gains               --           --           --          --      (1.040)     (.115)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.11)       (.227)       (.187)      (.125)     (1.268)     (.334)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $21.94       $19.95       $26.42      $30.57      $39.43     $31.67
==========================================================================================================================

TOTAL RETURN*                                         10.56%      -23.68%      -12.93%     -22.21%      28.76%     42.21%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  $6,694       $6,094       $8,445     $11,162     $15,232     $6,644
Ratio of Total Expenses to Average Net Assets        0.23%**        0.23%        0.22%       0.22%       0.22%      0.22%
Ratio of Net Investment Income
    to Average Net Assets                            1.02%**        0.97%        0.67%       0.33%       0.64%      0.92%
Portfolio Turnover Rate                                 42%+          23%          31%         33%         33%        29%
==========================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
+Annualized;  includes  activity related to a change in the fund's target index.
Portfolio turnover rate excluding in-kind redemptions was 39%.

GROWTH INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS        YEAR ENDED DEC. 31,       NOV. 13* TO
FOR A SHARE OUTSTANDING                                ENDED     ----------------------          DEC. 31,
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001               2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $19.95       $26.42       $30.57            $33.12
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .112         .237         .194              .024
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     1.996       (6.465)      (4.144)           (2.536)
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   2.108       (6.228)      (3.950)           (2.512)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.118)       (.242)       (.200)            (.038)
  Distributions from Realized Capital Gains               --           --           --                --
---------------------------------------------------------------------------------------------------------
    Total Distributions                                (.118)       (.242)       (.200)            (.038)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $21.94       $19.95       $26.42            $30.57
=========================================================================================================

TOTAL RETURN                                          10.60%      -23.62%      -12.88%            -7.59%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                    $895         $751         $906              $709
Ratio of Total Expenses to Average Net Assets        0.15%**        0.15%        0.17%           0.17%**
Ratio of Net Investment Income
    to Average Net Assets                            1.10%**        1.05%        0.74%           0.56%**
Portfolio Turnover Rate                                 42%+          23%          31%               33%
=========================================================================================================
*Inception.
**Annualized.
+Annualized;  includes  activity related to a change in the fund's target index.
Portfolio turnover rate excluding in-kind redemptions was 39%.

GROWTH INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                       YEAR ENDED DECEMBER 31,      MAY14* TO
FOR A SHARE OUTSTANDING                                ENDED     ----------------------------------------------  DEC. 31,
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001        2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $19.95       $26.42       $30.57      $39.44      $31.67     $26.49
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .117         .248         .213        .156        .249       .167
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     1.996       (6.465)      (4.144)     (8.861)      8.821      5.315
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   2.113       (6.217)      (3.931)     (8.705)      9.070      5.482
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.123)       (.253)       (.219)      (.165)      (.260)     (.187)
  Distributions from Realized Capital Gains               --           --           --          --      (1.040)     (.115)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (.123)       (.253)       (.219)      (.165)     (1.300)     (.302)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $21.94       $19.95       $26.42      $30.57      $39.44     $31.67
==========================================================================================================================

TOTAL RETURN                                          10.62%      -23.58%      -12.82%     -22.14%      28.91%     20.79%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                    $649         $675         $921        $948        $452       $224
Ratio of Total Expenses to Average Net Assets        0.10%**        0.10%        0.10%       0.12%       0.12%    0.12%**
Ratio of Net Investment Income
    to Average Net Assets                            1.16%**        1.10%        0.80%       0.44%       0.74%    0.97%**
Portfolio Turnover Rate                                 42%+          23%          31%         33%         33%        29%
==========================================================================================================================
*Inception.
**Annualized.
+Annualized;  includes  activity related to a change in the fund's target index.
Portfolio turnover rate excluding in-kind redemptions was 39%.

VALUE INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                ENDED     ---------------------------------------------------------
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001        2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.65       $18.90       $22.87      $22.89      $22.51     $20.85
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .15         .303         .309        .355        .355       .366
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      1.82       (4.238)      (2.986)       .963       2.342      2.647
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    1.97       (3.935)      (2.677)      1.318       2.697      3.013
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.13)       (.315)       (.316)      (.358)      (.362)     (.363)
  Distributions from Realized Capital Gains               --           --        (.977)      (.980)     (1.955)     (.990)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.13)       (.315)      (1.293)     (1.338)     (2.317)    (1.353)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $16.49       $14.65       $18.90      $22.87      $22.89     $22.51
==========================================================================================================================

TOTAL RETURN*                                         13.52%      -20.91%      -11.88%       6.08%      12.57%     14.64%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  $2,447       $2,197       $3,018      $3,450      $3,378     $2,421
Ratio of Total Expenses to Average Net Assets        0.23%**        0.23%        0.22%       0.22%       0.22%    0.22%**
Ratio of Net Investment Income
    to Average Net Assets                            2.09%**        1.80%        1.51%       1.60%       1.59%    1.72%**
Portfolio Turnover Rate                                 46%+          26%          38%         37%         41%        33%
==========================================================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.
+Annualized; includes activity related to a change in the fund's target index.

VALUE INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS        YEAR ENDED DEC. 31,       NOV. 13* TO
FOR A SHARE OUTSTANDING                                ENDED     ----------------------          DEC. 31,
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001               2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.65       $18.90       $22.87            $22.86
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .160         .315         .318              .045
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     1.816       (4.238)      (2.986)             .635
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   1.976       (3.923)      (2.668)             .680
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.136)       (.327)       (.325)            (.100)
  Distributions from Realized Capital Gains               --           --        (.977)            (.570)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                (.136)       (.327)      (1.302)            (.670)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $16.49       $14.65       $18.90            $22.87
=========================================================================================================

TOTAL RETURN                                          13.57%      -20.85%      -11.83%             3.13%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                    $569         $480         $587              $248
Ratio of Total Expenses to Average Net Assets        0.15%**        0.15%        0.17%           0.17%**
Ratio of Net Investment Income
    to Average Net Assets                            2.19%**        1.88%        1.57%           0.19%**
Portfolio Turnover Rate                                 46%+          26%          38%               37%
========================================================================================================
*Inception.
**Annualized.
+Annualized; includes activity related to a change in the fund's target index.

VALUE INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED DECEMBER 31,     JULY 2* TO
FOR A SHARE OUTSTANDING                                ENDED     ---------------------------------------------     DEC.31,
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $14.65       $18.90       $22.87      $22.89      $22.51      $23.22
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .16         .322         .333        .377        .377       .196
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      1.82       (4.238)      (2.986)       .963       2.342      (.060)
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    1.98       (3.916)      (2.653)      1.340       2.719       .136
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.14)       (.334)       (.340)      (.380)      (.384)     (.236)
  Distributions from Realized Capital Gains               --           --        (.977)      (.980)     (1.955)     (.610)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.14)       (.334)      (1.317)     (1.360)     (2.339)     (.846)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $16.49       $14.65       $18.90      $22.87      $22.89     $22.51
==========================================================================================================================

TOTAL RETURN                                          13.60%      -20.81%      -11.77%       6.19%      12.67%      0.69%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                    $450         $494         $865      $1,082        $460       $186
Ratio of Total Expenses to Average Net Assets        0.10%**        0.10%        0.10%       0.12%       0.12%    0.12%**
Ratio of Net Investment Income
    to Average Net Assets                            2.18%**        1.91%        1.63%       1.70%       1.68%    1.90%**
Portfolio Turnover Rate                                 46%+          26%          38%         37%         41%        33%
==========================================================================================================================
*Inception.
**Annualized.
+Annualized; includes activity related to a change in the fund's target index.

TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                ENDED     ---------------------------------------------------------
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001        2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $20.07       $25.74       $29.26      $33.22      $27.42     $22.64
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .14         .295         .310        .331        .317       .336
  Net Realized and Unrealized Gain (Loss)
    on Investments                                      2.42       (5.672)      (3.533)     (3.815)      6.133      4.898
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    2.56       (5.377)      (3.223)     (3.484)      6.450      5.234
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.14)       (.293)       (.297)      (.336)      (.330)     (.329)
  Distributions from Realized Capital Gains               --           --           --       (.140)      (.320)     (.125)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (.14)       (.293)       (.297)      (.476)      (.650)     (.454)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $22.49       $20.07       $25.74      $29.26      $33.22     $27.42
==========================================================================================================================

TOTAL RETURN*                                         12.80%      -20.96%      -10.97%     -10.57%      23.81%     23.26%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                 $18,764      $14,254      $15,781     $16,856   $  18,133     $9,308
Ratio of Total Expenses to Average Net Assets        0.20%**        0.20%        0.20%       0.20%       0.20%      0.20%
Ratio of Net Investment Income
    to Average Net Assets                            1.45%**        1.32%        1.11%       1.04%       1.15%      1.44%
Portfolio Turnover Rate                                  2%+          4%+          7%+          7%          3%         3%
==========================================================================================================================
* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.
+Portfolio  turnover rates excluding  in-kind  redemptions  were 2%, 2%, and 3%, respectively.  The  portfolio  turnover  rate for the six months  ended June 30,
2003, is annualized.

TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS        YEAR ENDED DECEMBER 31,    NOV.13* TO
FOR A SHARE OUTSTANDING                                ENDED     ----------------------------     DEC.31,
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001              2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $20.07       $25.75       $29.26            $30.22
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .145         .296         .332              .049
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     2.420       (5.672)      (3.533)            (.830)
---------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   2.565       (5.376)      (3.201)            (.781)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.145)       (.304)       (.309)            (.099)
  Distributions from Realized Capital Gains               --           --           --             (.080)
---------------------------------------------------------------------------------------------------------
    Total Distributions                                (.145)       (.304)       (.309)            (.179)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $22.49       $20.07       $25.75            $29.26
=========================================================================================================

TOTAL RETURN                                          12.83%      -20.95%      -10.89%            -2.55%
=========================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  $5,882       $4,069       $3,894            $2,104
Ratio of Total Expenses to Average Net Assets        0.15%**        0.15%        0.15%           0.15%**
Ratio of Net Investment Income
    to Average Net Assets                            1.50%**        1.39%        1.17%           1.23%**
Portfolio Turnover Rate                                  2%+          4%+          7%+                7%
=========================================================================================================
*Inception.
**Annualized.
+Portfolio  turnover rates excluding  in-kind  redemptions  were 2%, 2%, and 3%, respectively.  The  portfolio  turnover  rate for the six months  ended June 30,
2003, is annualized.

TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                        YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                ENDED     ---------------------------------------------------------
THROUGHOUT EACH PERIOD                         JUNE 30, 2003         2002         2001        2000        1999       1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $20.07       $25.75       $29.27      $33.22      $27.42     $22.64
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .152         .311         .341        .371        .344       .359
  Net Realized and Unrealized Gain (Loss)
    on Investments                                     2.420       (5.672)      (3.533)     (3.815)      6.133      4.898
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                   2.572       (5.361)      (3.192)     (3.444)      6.477      5.257
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.152)       (.319)       (.328)      (.366)      (.357)     (.352)
  Distributions from Realized Capital Gains               --           --           --       (.140)      (.320)     (.125)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (.152)       (.319)       (.328)      (.506)      (.677)     (.477)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $22.49       $20.07       $25.75      $29.27      $33.22     $27.42
==========================================================================================================================

TOTAL RETURN                                          12.86%      -20.90%      -10.85%     -10.46%      23.93%     23.37%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                  $5,423       $4,466       $4,217      $4,272      $4,006     $2,445
Ratio of Total Expenses to Average Net Assets         0.08%*        0.08%        0.08%       0.10%       0.10%      0.10%
Ratio of Net Investment Income
    to Average Net Assets                             1.58%*        1.45%        1.23%       1.14%       1.26%      1.53%
Portfolio Turnover Rate                                 2%**         4%**         7%**          7%          3%         3%
==========================================================================================================================
*Annualized.
**Portfolio  turnover rates excluding  in-kind  redemptions were 2%, 2%, and 3%, respectively.  The  portfolio  turnover  rate for the six months  ended June 30,
2003, is annualized.

TOTAL STOCK MARKET INDEX FUND VIPER SHARES
-------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS ENDED               YEAR ENDED             MAY 24* TO
                                                                 JUNE 30,                 DEC. 31,               DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       2003                     2002                   2001
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $82.47                  $105.80               $118.46
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                               .61                    1.259                  .843
  Net Realized and Unrealized Gain (Loss) on Investments             9.91                  (23.337)              (12.515)
-------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                               10.52                  (22.078)              (11.672)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (.60)                  (1.252)                (.988)
  Distributions from Realized Capital Gains                            --                       --                    --
-------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (.60)                  (1.252)                (.988)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                     $92.39                  $ 82.47               $105.80
=========================================================================================================================

TOTAL RETURN                                                       12.82%                  -20.94%                -9.82%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                               $1,809                   $1,290                $1,195
Ratio of Total Expenses to Average Net Assets                      0.15%*                    0.15%               0.15%**
Ratio of Net Investment Income
    to Average Net Assets                                         1.50%**                    1.38%               1.26%**
Portfolio Turnover Rate                                               2%+                      4%+                   7%+
=========================================================================================================================
*Inception.
**Annualized.
+Portfolio  turnover rates excluding  in-kind  redemptions  were 2%, 2%, and 3%, respectively.  The  portfolio  turnover  rate for the six months  ended June 30,
2003, is annualized.



SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Growth Index, Value Index, and Total Stock Market Index Funds are registered under the Investment Company Act of 1940 as open-end investment companies, or mutual funds. The Growth Index and Value Index Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Total Stock Market Index Fund offers four classes of shares:
Investor  Shares,  Admiral  Shares,  Institutional  Shares,  and  VIPER  Shares.
Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million. VIPER Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FUTURES CONTRACTS: The funds use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts based upon the following indexes are used: S&P 500 Index (Growth Index Fund, Value Index Fund, and Total Stock Market Index Fund), S&P MidCap 400 Index (Total Stock Market Index Fund), and Russell 2000 Index (Total Stock Market Index Fund).

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. REPURCHASE AGREEMENTS: The funds, along with other members of The Vanguard Group, transfer uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

     Each class of shares has equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                      CAPITAL CONTRIBUTION        PERCENTAGE       PERCENTAGE OF
                               TO VANGUARD           OF FUND          VANGUARD'S
INDEX FUND                           (000)        NET ASSETS      CAPITALIZATION
--------------------------------------------------------------------------------
Growth                              $1,418             0.02%               1.42%
Value                                  592             0.02                0.59
Total Stock Market                   5,059             0.02                5.06
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the six months ended June 30, 2003, the Growth Index, Value Index and Total Stock Market Index Funds realized $82,296,000, $38,697,000, and $22,996,000, respectively, of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                     CAPITAL LOSSES
                                        ----------------------------------------
                                                              EXPIRATION: FISCAL
                                            AMOUNT                YEAR(S) ENDING
INDEX FUND                                   (000)                   DECEMBER 31
--------------------------------------------------------------------------------
Growth                                  $3,153,168                     2008-2011
Value                                      546,787                     2010-2011
Total Stock Market                         702,979                     2009-2011
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At June 30, 2003, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                  (000)
                                ------------------------------------------------

                                                                  NET UNREALIZED
                                  APPRECIATED    DEPRECIATED        APPRECIATION
INDEX FUND                         SECURITIES     SECURITIES      (DEPRECIATION)
--------------------------------------------------------------------------------
Growth                             $1,323,667    $ (419,860)          $ 903,807
Value                                 460,637      (484,817)            (24,180)
Total Stock Market                  3,603,647    (5,459,790)         (1,856,143)
--------------------------------------------------------------------------------


     At June 30, 2003, the aggregate settlement value of open futures contracts expiring in September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                                (000)
                                                  ------------------------------

                                                   AGGREGATE          UNREALIZED
                                    NUMBER OF     SETTLEMENT        APPRECIATION
INDEX FUND/FUTURES CONTRACTS   LONG CONTRACTS          VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------
Value/
 S&P 500 Index                             15        $ 3,650             $ (152)
Total Stock Market/
 S&P 500 Index                            201         48,908             (1,428)
 S&P MidCap 400 Index                      67         16,087               (353)
 Russell 2000 Index                        49         10,986               (210)
--------------------------------------------------------------------------------


Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the six months ended June 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                              (000)
                                             -----------------------------------
INDEX FUND                                         PURCHASES               SALES
--------------------------------------------------------------------------------
Growth                                            $2,892,384          $2,913,368
Value                                              1,227,643           1,345,760
Total Stock Market                                 4,789,794             306,927
--------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 2003, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                             (000)
                                             -----------------------------------
                                                MARKET VALUE                CASH
                                                   OF LOANED          COLLATERAL
INDEX FUND                                        SECURITIES            RECEIVED
--------------------------------------------------------------------------------
Growth                                               $ 2,144             $ 2,239
Value                                                  5,535               5,768
Total Stock Market                                   305,376             335,628
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                 YEAR ENDED
                                       JUNE 30, 2003           DECEMBER 31, 2002
                                ------------------------  ----------------------
                                AMOUNT         SHARES       AMOUNT        SHARES
INDEX FUND                       (000)          (000)        (000)         (000)
--------------------------------------------------------------------------------
GROWTH
Investor Shares
  Issued                     $ 539,702         26,150  $ 1,155,407       51,026
  Issued in Lieu of Cash
    Distributions               30,353          1,457       64,183        3,026
  Redeemed                    (571,538)       (27,912)    (1,539,341) (68,271)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares            (1,483)          (305)    (319,751)     (14,219)
                             ---------------------------------------------------
Admiral Shares
  Issued                       154,744          7,471      334,819       14,388
  Issued in Lieu of Cash
    Distributions                4,003            192        7,507          355
  Redeemed                     (93,552)        (4,513)    (253,546)     (11,400)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Admiral Shares             65,195          3,150       88,780        3,343
                             ---------------------------------------------------
Institutional Shares

  Issued                       201,360          9,900      296,930       12,916
  Issued in Lieu of Cash
    Distributions                3,565            172        8,074          381
    Redeemed                  (292,751)       (14,316)    (328,529)     (14,342)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares      (87,826)        (4,244)     (23,525)      (1,045)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                 YEAR ENDED
                                       JUNE 30, 2003           DECEMBER 31, 2002
                                ------------------------  ----------------------
                                AMOUNT         SHARES       AMOUNT        SHARES
INDEX FUND                       (000)          (000)        (000)         (000)
--------------------------------------------------------------------------------
Value
Investor Shares
  Issued                     $ 259,684         17,218    $ 603,011       36,010
  Issued in Lieu of Cash
    Distributions               17,491          1,150       44,772        2,868
  Redeemed                    (295,821)       (19,921)    (791,109)     (48,545)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares           (18,646)        (1,553)    (143,326)      (9,667)
                             ---------------------------------------------------
Admiral Shares
  Issued                       129,473          8,640      308,314       18,151
  Issued in Lieu of Cash
    Distributions                3,936            259        8,803          564
  Redeemed                    (106,990)        (7,161)    (283,057)     (16,995)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Admiral Shares             26,419          1,738       34,060        1,720
                             ---------------------------------------------------
Institutional Shares
  Issued                       141,977          9,615      213,528       12,571
  Issued in Lieu of Cash
    Distributions                3,817            254       10,995          701
  Redeemed                    (243,700)       (16,274)    (439,072)     (25,343)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares      (97,906)        (6,405)    (214,549)     (12,071)
--------------------------------------------------------------------------------
TOTAL STOCK MARKET
Investor Shares
  Issued                   $ 3,675,395        180,951  $ 4,425,830      197,493
  Issued in Lieu of Cash
    Distributions              106,960          5,042      186,853        8,717
  Redeemed                  (1,267,992)       (61,795)  (2,404,825)    (108,975)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Investor Shares         2,514,363        124,198    2,207,858       97,235
                             ---------------------------------------------------
Admiral Shares
  Issued                     1,476,523         72,322    1,958,681       88,190
  Issued in Lieu of Cash
    Distributions               30,358          1,430       46,963        2,198
  Redeemed                    (306,721)       (14,937)    (850,516)     (38,902)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Admiral Shares          1,200,160         58,815    1,155,128       51,486
                             ---------------------------------------------------
Institutional Shares
  Issued                       683,933         32,968    1,925,666       87,123
  Issued in Lieu of Cash
    Distributions               29,810          1,406       50,565        2,361
  Redeemed                    (320,715)       (15,766)    (684,878)     (30,787)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     Institutional Shares      393,028         18,608    1,291,353       58,697
                             ---------------------------------------------------
VIPER Shares
  Issued                       384,275          4,482      774,929        8,336
  Issued in Lieu of Cash
    Distributions                  668              8          357            4
  Redeemed                     (43,781)          (550)    (365,666)      (4,000)
                             ---------------------------------------------------
    Net Increase (Decrease)--
     VIPER Shares              341,162          3,940      409,620        4,340
                             ---------------------------------------------------

INVESTING IS FAST AND EASY ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM(R) was built for you--and it's getting better all the time.

MANAGE  YOUR  INVESTMENTS  WITH  EASE
Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.

*    Check your overall asset allocation, no matter where your assets are held.

*    Compare your holdings with industry benchmarks.

*    Analyze your personal performance.

* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)

* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE

Go to our PLANNING & ADVICE AND RESEARCH FUNDS & STOCKS sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.

*    Find out how much you should save for retirement and for college costs.

* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.

* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.

*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

CAPITALIZE ON YOUR IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers. Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

* CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR.

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

* MAKE IT AUTOMATIC.

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

* CONSIDER COST.

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

* REQUEST A DIRECT ROLLOVER WHEN YOU CHANGE JOBS.

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

     If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.
--------------------------------------------------------------------------------
JOHN J. BRENNAN* (1987)
Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS (2001)
The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

RAJIV L. GUPTA (2001)
Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999), and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN (1998)
Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL (1977)
Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR. (1993)
Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON (1985)
Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R.  GREGORY  BARTON
Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September 1997); Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS
Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
--------------------------------------------------------------------------------
*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                          THE VANGUARD GROUP (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Admiral, VIPER, VIPERs, Consolidated View, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

     All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

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1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q852 082003

================================================================================
VANGUARD(R) U.S. STOCK INDEX FUNDS                             SEMIANNUAL REPORT

TOTAL STOCK MARKET INDEX FUND

STATEMENT OF NET ASSETS * JUNE 30, 2003 (unaudited)

The Statement of Net Assets should be read in conjuction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Common stocks are listed in descending market-value order. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (99.8%)(1)
--------------------------------------------------------------------------------
  General Electric Co.                      28,084,052                   805,451
  Microsoft Corp.                           30,168,734                   772,621
  Pfizer Inc.                               22,184,779                   757,610
  ExxonMobil Corp.                          18,769,008                   673,995
  Wal-Mart Stores, Inc.                     12,304,693                   660,393
  Citigroup, Inc.                           14,465,943                   619,142
  Johnson & Johnson                          8,342,434                   431,304
  American International
    Group, Inc.                              7,329,620                   404,448
  International Business
    Machines Corp.                           4,855,673                   400,593
  Intel Corp.                               18,360,467                   381,604
  Merck & Co., Inc.                          6,300,983                   381,525
  Bank of America Corp.                      4,209,550                   332,681
* Cisco Systems, Inc.                       19,722,625                   329,171
  The Procter & Gamble Co.                   3,638,147                   324,450
  The Coca-Cola Co.                          6,921,751                   321,238
  Verizon Communications                     7,728,219                   304,878
  Altria Group, Inc.                         5,689,815                   258,545
  SBC Communications Inc.                    9,335,926                   238,533
  Wells Fargo & Co.                          4,707,081                   237,237
* Amgen, Inc.                                3,539,268                   235,149
* Dell Computer Corp.                        7,216,890                   230,652
  Eli Lilly & Co.                            3,157,164                   217,750
* Berkshire Hathaway Inc.
    Class A                                      3,002                   217,645
  ChevronTexaco Corp.                        3,002,041                   216,747
  PepsiCo, Inc.                              4,827,949                   214,844
  Home Depot, Inc.                           6,415,949                   212,496
* Viacom Inc. Class B                        4,813,772                   210,169
* AOL Time Warner Inc.                      12,636,902                   203,328
  United Parcel Service, Inc.                3,162,093                   201,425
  J.P. Morgan Chase & Co.                    5,707,809                   195,093
  Abbott Laboratories                        4,386,379                   191,948
  Fannie Mae                                 2,753,302                   185,683
  Hewlett-Packard Co.                        8,577,471                   182,700
* Oracle Corp.                              14,732,740                   177,088
* Comcast Corp. Class A                      5,664,442                   170,953
  Wyeth                                      3,731,588                   169,974
  Medtronic, Inc.                            3,426,931                   164,390
  American Express Co.                       3,658,863                   152,977
  Wachovia Corp.                             3,786,845                   151,322
  Bristol-Myers Squibb Co.                   5,446,671                   147,877
  3M Co.                                     1,098,243                   141,651
  BellSouth Corp.                            5,189,608                   138,199
  U.S. Bancorp                               5,394,484                   132,165
  Morgan Stanley                             3,055,281                   130,613
  Merrill Lynch & Co., Inc.                  2,614,218                   122,032
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  Anheuser-Busch Cos., Inc.                  2,347,399                   119,835
  Bank One Corp.                             3,222,564                   119,815
  E.I. du Pont de Nemours & Co.              2,798,786                   116,541
  The Walt Disney Co.                        5,741,400                   113,393
  The Goldman Sachs Group, Inc.              1,319,561                   110,513
  Washington Mutual, Inc.                    2,635,376                   108,841
  ConocoPhillips                             1,907,325                   104,521
  Freddie Mac                                1,936,724                    98,327
  Target Corp.                               2,559,258                    96,842
  Lowe's Cos., Inc.                          2,191,296                    94,116
  United Technologies Corp.                  1,314,847                    93,131
* eBay Inc.                                    892,172                    92,946
  Fifth Third Bancorp                        1,613,693                    92,529
  Gillette Co.                               2,869,486                    91,422
  FleetBoston Financial Corp.                2,954,810                    87,787
  Colgate-Palmolive Co.                      1,511,923                    87,616
  First Data Corp.                           2,101,746                    87,096
  Walgreen Co.                               2,880,030                    86,689
  Texas Instruments, Inc.                    4,859,273                    85,523
  UnitedHealth Group Inc.                    1,665,216                    83,677
  The Boeing Co.                             2,362,630                    81,086
  Cardinal Health, Inc.                      1,259,826                    81,007
* Liberty Media Corp.                        6,949,852                    80,340
  Dow Chemical Co.                           2,572,666                    79,650
  QUALCOMM Inc.                              2,218,251                    79,302
  McDonald's Corp.                           3,575,220                    78,869
  Schlumberger Ltd.                          1,636,272                    77,837
  Marsh & McLennan Cos., Inc.                1,504,522                    76,836
  Schering-Plough Corp.                      4,127,637                    76,774
  MBNA Corp.                                 3,590,304                    74,822
  Kimberly-Clark Corp.                       1,432,162                    74,673
* Applied Materials, Inc.                    4,657,292                    73,865
* Clear Channel
    Communications, Inc.                     1,725,788                    73,156
  Allstate Corp.                             1,978,083                    70,519
* Boston Scientific Corp.                    1,152,617                    70,425
  Honeywell International Inc.               2,410,712                    64,728
* EMC Corp.                                  6,145,483                    64,343
  Southern Co.                               2,028,112                    63,196
* AT&T Wireless Services Inc.                7,620,415                    62,564
  The Bank of New York Co., Inc.             2,166,667                    62,292
  Motorola, Inc.                             6,510,650                    61,395
  Alcoa Inc.                                 2,375,193                    60,567
  Metropolitan Life Insurance Co.            2,136,093                    60,494
  Emerson Electric Co.                       1,183,216                    60,462
  Lockheed Martin Corp.                      1,269,739                    60,401
* InterActiveCorp                            1,468,420                    58,105
  Gannett Co., Inc.                            755,076                    57,997
  Carnival Corp.                             1,766,825                    57,440
  Illinois Tool Works, Inc.                    864,331                    56,916
  Automatic Data Processing, Inc.            1,680,536                    56,903
  General Motors Corp.                       1,575,415                    56,715
  Ford Motor Co.                             5,143,225                    56,524
  National City Corp.                        1,719,011                    56,229
  Dominion Resources, Inc.                     873,409                    56,134
* Forest Laboratories, Inc.                  1,020,463                    55,870
* Yahoo! Inc.                                1,695,120                    55,532
  Sysco Corp.                                1,826,024                    54,854
  Exelon Corp.                                 911,179                    54,498
  Caterpillar, Inc.                            967,953                    53,876
* Cox Communications, Inc.
    Class A                                  1,665,441                    53,128
* Cendant Corp.                              2,871,133                    52,599
  Prudential Financial, Inc.                 1,562,683                    52,584
* NEXTEL Communications, Inc.                2,892,140                    52,290
  FedEx Corp.                                  838,359                    52,003
  Duke Energy Corp.                          2,532,788                    50,529
  SLM Corp.                                  1,283,907                    50,291
  General Mills, Inc.                        1,038,695                    49,245
* Kohl's Corp.                                 952,919                    48,961
  International Paper Co.                    1,346,759                    48,120
  The Gap, Inc.                              2,504,544                    46,985
* Costco Wholesale Corp.                     1,281,955                    46,920
  SunTrust Banks, Inc.                         787,461                    46,728
  HCA Inc.                                   1,438,986                    46,105
  BB&T Corp.                                 1,325,221                    45,455
  Lehman Brothers Holdings, Inc.               682,059                    45,343
  Progressive Corp. of Ohio                    612,587                    44,780
* Genentech, Inc.                              620,586                    44,757
  Travelers Property Casualty
    Corp. Class B                            2,829,795                    44,626
  Northrop Grumman Corp.                       514,878                    44,429
  AFLAC Inc.                                 1,443,164                    44,377
  Baxter International, Inc.                 1,680,339                    43,689
  AT&T Corp.                                 2,210,296                    42,548
  ALLTEL Corp.                                 876,117                    42,246
  Tribune Co.                                  868,351                    41,941
* Sun Microsystems, Inc.                     9,092,716                    41,826
  Union Pacific Corp.                          715,258                    41,499
  Sara Lee Corp.                             2,188,759                    41,171
  Avon Products, Inc.                          660,682                    41,094
  General Dynamics Corp.                       560,696                    40,650
* Amazon.com, Inc.                           1,101,266                    40,185
  Waste Management, Inc.                     1,665,145                    40,113
* General Motors Corp. Class H               3,112,144                    39,867
* Best Buy Co., Inc.                           906,841                    39,829
  NIKE, Inc. Class B                           743,398                    39,764
  The Hartford Financial Services
    Group Inc.                                 787,774                    39,672
  Kellogg Co.                                1,143,854                    39,314
  PNC Financial Services Group                 796,044                    38,855
  Stryker Corp.                                558,734                    38,759
  Guidant Corp.                                870,679                    38,649
  Charles Schwab Corp.                       3,802,836                    38,371
================================================================================
2
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  Omnicom Group Inc.                           530,569                    38,042
  Raytheon Co.                               1,156,328                    37,974
  Southwest Airlines Co.                     2,191,932                    37,701
  State Street Corp.                           935,995                    36,878
  Newmont Mining Corp.
   (Holding Co.)                             1,132,350                    36,756
  Sprint Corp.                               2,532,413                    36,467
  Computer Associates
    International, Inc.                      1,628,833                    36,290
* Analog Devices, Inc.                       1,029,253                    35,839
  Occidental Petroleum Corp.                 1,068,022                    35,832
  ConAgra Foods, Inc.                        1,509,283                    35,619
  Wm. Wrigley Jr. Co.                          632,524                    35,567
* The Kroger Co.                             2,130,049                    35,529
* WellPoint Health Networks Inc.
    Class A                                    414,582                    34,949
  Devon Energy Corp.                           650,355                    34,729
  FPL Group, Inc.                              515,297                    34,448
  Golden West Financial Corp.                  429,388                    34,355
  Harley-Davidson, Inc.                        851,800                    33,953
  Mellon Financial Corp.                     1,213,462                    33,674
  Entergy Corp.                                635,949                    33,565
  The McGraw-Hill Cos., Inc.                   540,656                    33,521
* Veritas Software Corp.                     1,166,789                    33,452
  Weyerhaeuser Co.                             616,188                    33,274
  American Electric Power Co., Inc.          1,109,932                    33,109
  H.J. Heinz Co.                               990,460                    32,665
* Bed Bath & Beyond, Inc.                      831,019                    32,252
  FirstEnergy Corp.                            837,294                    32,194
  Masco Corp.                                1,341,149                    31,986
  Baker Hughes, Inc.                           946,659                    31,779
* Gilead Sciences, Inc.                        563,661                    31,328
  Capital One Financial Corp.                  636,957                    31,326
  The Chubb Corp.                              521,841                    31,310
  Maxim Integrated Products, Inc.              914,876                    31,280
  Anadarko Petroleum Corp.                     701,186                    31,182
  Paychex, Inc.                              1,059,968                    31,068
  CVS Corp.                                  1,107,311                    31,038
  Deere & Co.                                  673,280                    30,769
  Equity Office Properties
    Trust REIT                               1,134,127                    30,633
  Burlington Resources, Inc.                   565,842                    30,595
* Apollo Group, Inc. Class A                   493,497                    30,478
* Anthem, Inc.                                 394,015                    30,398
* Electronic Arts Inc.                         409,993                    30,335
  KeyCorp                                    1,190,600                    30,086
  Burlington Northern
    Santa Fe Corp.                           1,047,515                    29,791
  Progress Energy, Inc.                        676,734                    29,709
  The Principal Financial Group, Inc.          919,770                    29,663
  Apache Corp.                                 455,557                    29,639
  Sears, Roebuck & Co.                         880,958                    29,635
  Danaher Corp.                                429,516                    29,229
* St. Jude Medical, Inc.                       506,181                    29,105
  McKesson Corp.                               813,817                    29,086
  Electronic Data Systems Corp.              1,348,771                    28,931
* Fox Entertainment Group, Inc.
    Class A                                    991,122                    28,524
  Linear Technology Corp.                      879,576                    28,331
  Halliburton Co.                            1,230,542                    28,302
  Campbell Soup Co.                          1,154,224                    28,279
  Allergan, Inc.                               366,397                    28,249
  M & T Bank Corp.                             335,322                    28,241
  Franklin Resources Corp.                     716,977                    28,012
  Becton, Dickinson & Co.                      716,281                    27,828
  TJX Cos., Inc.                             1,463,782                    27,578
  Praxair, Inc.                                457,347                    27,487
  Consolidated Edison Inc.                     627,419                    27,155
* Starbucks Corp.                            1,097,416                    26,909
  Public Service Enterprise
    Group, Inc.                                636,298                    26,884
  Air Products & Chemicals, Inc.               639,305                    26,595
* Corning, Inc.                              3,564,409                    26,341
  SouthTrust Corp.                             963,685                    26,212
  The Clorox Co.                               612,889                    26,140
  Hershey Foods Corp.                          371,920                    25,908
* Agilent Technologies, Inc.                 1,324,984                    25,903
  Northern Trust Corp.                         619,628                    25,894
* MedImmune Inc.                               708,742                    25,777
* Intuit, Inc.                                 578,486                    25,760
  Aetna Inc.                                   427,637                    25,744
  Kraft Foods Inc.                             788,245                    25,657
  Countrywide Financial Corp.                  367,796                    25,588
* Genzyme Corp.-General Division               611,599                    25,565
* Safeway, Inc.                              1,243,638                    25,445
* Lexmark International, Inc.                  359,039                    25,409
  Pitney Bowes, Inc.                           659,494                    25,331
* Staples, Inc.                              1,369,748                    25,135
  Marriott International, Inc.
    Class A                                    651,932                    25,047
  John Hancock Financial
    Services, Inc.                             812,817                    24,978
* KLA-Tencor Corp.                             536,693                    24,951
* Zimmer Holdings, Inc.                        553,383                    24,930
  Loews Corp.                                  521,392                    24,657
* International Game Technology                240,807                    24,642
* Yum! Brands, Inc.                            825,766                    24,410
* PG&E Corp.                                 1,151,468                    24,354
  PPG Industries, Inc.                         477,305                    24,218
* Xilinx, Inc.                                 948,236                    24,000
* EchoStar Communications Corp.
    Class A                                    685,351                    23,727
* Lucent Technologies, Inc.                 11,630,362                    23,610
  Mattel, Inc.                               1,238,207                    23,427
================================================================================
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  St. Paul Cos., Inc.                          639,839                    23,361
  Archer-Daniels-Midland Co.                 1,812,031                    23,321
* Xerox Corp.                                2,199,313                    23,291
  Coca-Cola Enterprises, Inc.                1,274,727                    23,136
  Marathon Oil Corp.                           872,335                    22,986
* Chiron Corp.                                 524,548                    22,933
  Comerica, Inc.                               492,684                    22,910
* Qwest Communications
    International Inc.                       4,767,327                    22,788
  Limited Brands, Inc.                       1,468,900                    22,768
  Ingersoll-Rand Co.                           477,551                    22,598
  Eastman Kodak Co.                            813,049                    22,237
  Moody's Corp.                                420,716                    22,176
  PACCAR, Inc.                                 327,639                    22,135
  H & R Block, Inc.                            504,564                    21,822
  AmSouth Bancorp                              993,486                    21,698
  Newell Rubbermaid, Inc.                      771,546                    21,603
  AmerisourceBergen Corp.                      310,471                    21,531
  Johnson Controls, Inc.                       251,102                    21,494
  Fortune Brands, Inc.                         408,968                    21,348
  Aon Corp.                                    880,510                    21,203
  Regions Financial Corp.                      626,204                    21,153
  Norfolk Southern Corp.                     1,098,973                    21,100
* Concord EFS, Inc.                          1,422,264                    20,936
  Adobe Systems, Inc.                          652,737                    20,933
  Unocal Corp.                                 728,111                    20,890
  Biomet, Inc.                                 726,175                    20,812
* SunGard Data Systems, Inc.                   801,917                    20,778
  Simon Property Group, Inc. REIT              531,762                    20,755
* AutoZone Inc.                                272,408                    20,695
  TXU Corp.                                    907,932                    20,383
  PPL Corp.                                    473,731                    20,370
  Albertson's, Inc.                          1,060,598                    20,364
  Bear Stearns Co., Inc.                       278,926                    20,200
* Computer Sciences Corp.                      526,734                    20,079
  Ameren Corp.                                 454,280                    20,034
  E.W. Scripps Co. Class A                     225,601                    20,015
  Equity Residential REIT                      768,599                    19,945
* Micron Technology, Inc.                    1,713,231                    19,925
* Berkshire Hathaway Inc. Class B                8,187                    19,894
  Ambac Financial Group, Inc.                  298,961                    19,806
  MBIA, Inc.                                   406,227                    19,804
  Charter One Financial, Inc.                  634,324                    19,778
* Transocean Inc.                              899,777                    19,768
  Washington Post Co. Class B                   26,835                    19,667
* Apple Computer, Inc.                       1,027,454                    19,645
* Broadcom Corp.                               788,130                    19,632
* Univision Communications Inc.                645,046                    19,609
  Federated Department Stores, Inc.            529,733                    19,521
  Marshall & Ilsley Corp.                      636,998                    19,479
  Rohm & Haas Co.                              626,226                    19,432
* Fiserv, Inc.                                 545,393                    19,421
  New York Times Co. Class A                   425,584                    19,364
  Ecolab, Inc.                                 742,160                    18,999
* Caremark Rx, Inc.                            738,458                    18,964
* Quest Diagnostics, Inc.                      296,501                    18,917
* Comcast Corp. Special Class A                654,930                    18,882
  Kinder Morgan, Inc.                          343,590                    18,777
  CIGNA Corp.                                  394,762                    18,530
  Family Dollar Stores, Inc.                   485,166                    18,509
  Synovus Financial Corp.                      854,925                    18,381
  DTE Energy Co.                               472,837                    18,270
* Symantec Corp.                               416,007                    18,246
  Cinergy Corp.                                494,901                    18,207
  CSX Corp.                                    603,806                    18,169
  May Department Stores Co.                    812,509                    18,086
  Mylan Laboratories, Inc.                     517,722                    18,001
  Lincoln National Corp.                       499,990                    17,815
* Altera Corp.                               1,077,410                    17,670
  UnionBanCal Corp.                            422,971                    17,498
  Union Planters Corp.                         559,317                    17,356
  Dollar General Corp.                         941,683                    17,195
* Affiliated Computer Services, Inc.
    Class A                                    374,360                    17,120
  Dover Corp.                                  570,413                    17,090
  Cintas Corp.                                 479,996                    17,011
  ITT Industries, Inc.                         259,390                    16,980
  Xcel Energy, Inc.                          1,125,228                    16,923
  Cincinnati Financial Corp.                   451,839                    16,759
  Sempra Energy                                586,138                    16,723
* BJ Services Co.                              446,437                    16,679
  Jefferson-Pilot Corp.                        401,663                    16,653
* Sprint PCS                                 2,887,226                    16,602
* Weatherford International Ltd.               394,412                    16,526
  Eaton Corp.                                  210,159                    16,521
  UST, Inc.                                    471,548                    16,518
* Nabors Industries, Inc.                      409,858                    16,210
  Starwood Hotels & Resorts
    Worldwide, Inc.                            565,591                    16,170
  Constellation Energy Group, Inc.             466,361                    15,996
  Monsanto Co.                                 736,810                    15,945
* Biogen, Inc.                                 418,971                    15,921
  Knight Ridder                                230,832                    15,911
  KeySpan Corp.                                444,130                    15,744
  Genuine Parts Co.                            490,305                    15,695
* PeopleSoft, Inc.                             891,605                    15,683
  Avery Dennison Corp.                         312,089                    15,667
  The Pepsi Bottling Group, Inc.               782,522                    15,666
  First Tennessee National Corp.               355,341                    15,603
* CNA Financial Corp.                          630,402                    15,508
* Network Appliance, Inc.                      956,664                    15,508
* Novellus Systems, Inc.                       422,970                    15,490
* Tenet Healthcare Corp.                     1,324,687                    15,433
  North Fork Bancorp, Inc.                     452,365                    15,408
================================================================================
4
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  GlobalSantaFe Corp.                          657,383                    15,343
* Edison International                         921,700                    15,144
* Express Scripts Inc.                         219,878                    15,022
* American Standard Cos., Inc.                 203,002                    15,008
  Textron, Inc.                                381,135                    14,872
* IDEC Pharmaceuticals Corp.                   436,592                    14,844
  CIT Group Inc.                               597,185                    14,721
  Interpublic Group of Cos., Inc.            1,098,586                    14,699
* MGM Mirage, Inc.                             429,330                    14,674
  Molex, Inc.                                  537,426                    14,505
  Popular, Inc.                                374,551                    14,454
  Microchip Technology, Inc.                   575,377                    14,172
* JDS Uniphase Corp.                         4,026,597                    14,133
  CenturyTel, Inc.                             404,395                    14,093
  NiSource, Inc.                               740,277                    14,065
  Parker Hannifin Corp.                        332,554                    13,964
  MeadWestvaco Corp.                           565,013                    13,956
  Green Point Financial Corp.                  271,748                    13,843
  Hudson City Bancorp, Inc.                    540,719                    13,826
  ProLogis REIT                                505,685                    13,805
  SAFECO Corp.                                 390,640                    13,782
  Vornado Realty Trust REIT                    315,719                    13,765
* Weight Watchers
    International, Inc.                        300,972                    13,691
  El Paso Corp.                              1,690,171                    13,657
  Murphy Oil Corp.                             259,404                    13,645
  Delphi Corp.                               1,579,711                    13,633
  Centex Corp.                                 175,015                    13,614
  Hilton Hotels Corp.                        1,062,542                    13,590
  EOG Resources, Inc.                          324,001                    13,556
* Cablevision Systems NY Group
    Class A                                    646,224                    13,416
  Tiffany & Co.                                410,078                    13,401
  Plum Creek Timber Co. Inc. REIT              514,671                    13,356
  Georgia Pacific Group                        704,249                    13,346
  Brown-Forman Corp. Class B                   168,418                    13,241
* Juniper Networks, Inc.                     1,067,482                    13,205
* Millennium Pharmaceuticals, Inc.             838,823                    13,195
* Siebel Systems, Inc.                       1,379,059                    13,156
  MGIC Investment Corp.                        281,666                    13,137
* Synopsys, Inc.                               211,551                    13,084
  T. Rowe Price Group Inc.                     344,857                    13,018
  Lennar Corp. Class A                         181,632                    12,987
* Noble Corp.                                  376,977                    12,930
  Zions Bancorp                                254,948                    12,903
  National Commerce
    Financial Corp.                            578,346                    12,833
  J.C. Penney Co., Inc.
    (Holding Co.)                              759,879                    12,804
* QLogic Corp.                                 264,785                    12,797
* DST Systems, Inc.                            335,850                    12,762
* Coach, Inc.                                  256,376                    12,752
  Kerr-McGee Corp.                             283,725                    12,711
* AutoNation, Inc.                             807,574                    12,695
* Office Depot, Inc.                           874,069                    12,683
* BEA Systems, Inc.                          1,165,826                    12,661
  Royal Caribbean Cruises, Ltd.                546,638                    12,660
  Huntington Bancshares Inc.                   647,393                    12,637
* Laboratory Corp. of
    America Holdings                           417,206                    12,579
* Harrah's Entertainment, Inc.                 311,463                    12,533
  RadioShack Corp.                             475,887                    12,521
  Amerada Hess Corp.                           253,948                    12,489
  Rockwell Automation, Inc.                    523,856                    12,489
  Compass Bancshares Inc.                      357,039                    12,471
  Health Management Associates
    Class A                                    673,838                    12,432
  Rockwell Collins, Inc.                       504,333                    12,422
  Total System Services, Inc.                  556,698                    12,414
* Jabil Circuit, Inc.                          560,575                    12,389
  IMS Health, Inc.                             686,512                    12,350
  Whirlpool Corp.                              193,871                    12,350
  Archstone-Smith Trust REIT                   514,330                    12,344
* Barr Laboratories, Inc.                      187,276                    12,267
* Watson Pharmaceuticals, Inc.                 302,215                    12,200
  Torchmark Corp.                              326,902                    12,177
  W.W. Grainger, Inc.                          258,237                    12,075
* Dean Foods Co.                               381,553                    12,019
  Public Storage, Inc. REIT                    353,139                    11,961
  Boston Properties, Inc. REIT                 272,111                    11,919
  Legg Mason Inc.                              183,078                    11,891
  Fidelity National Financial, Inc.            382,021                    11,751
  Estee Lauder Cos. Class A                    349,871                    11,731
  Valero Energy Corp.                          322,783                    11,727
  Banknorth Group, Inc.                        459,395                    11,724
* L-3 Communications Holdings, Inc.            269,192                    11,707
  Old Republic International Corp.             338,991                    11,617
  D. R. Horton, Inc.                           413,304                    11,614
  New York Community
    Bancorp, Inc.                              398,905                    11,604
  Sovereign Bancorp, Inc.                      736,709                    11,529
  Williams Cos., Inc.                        1,457,100                    11,511
* Sealed Air Corp.                             238,998                    11,391
  ENSCO International, Inc.                    422,717                    11,371
* Unisys Corp.                                 925,490                    11,365
  Kimco Realty Corp. REIT                      297,078                    11,259
  Sherwin-Williams Co.                         417,727                    11,229
  Applera Corp.-Applied
    Biosystems Group                           588,376                    11,197
  Leggett & Platt, Inc.                        542,402                    11,119
* Varian Medical Systems, Inc.                 193,128                    11,118
  Janus Capital Group Inc.                     677,128                    11,105
  General Growth Properties
    Inc. REIT                                  177,823                    11,103
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  UnumProvident Corp.                          814,377                    10,921
  Sigma-Aldrich Corp.                          201,313                    10,907
* CDW Corp.                                    237,096                    10,859
  Cooper Industries, Inc. Class A              262,694                    10,849
  Nucor Corp.                                  221,578                    10,824
* BMC Software, Inc.                           660,007                    10,778
* Health Net Inc.                              326,903                    10,771
  SCANA Corp.                                  313,458                    10,745
  Liz Claiborne, Inc.                          303,434                    10,696
* AES Corp.                                  1,679,834                    10,667
  McCormick & Co., Inc.                        391,298                    10,643
  Vulcan Materials Co.                         286,625                    10,625
* Smith International, Inc.                    288,734                    10,608
  Pulte Homes, Inc.                            171,954                    10,603
  Duke Realty Corp. REIT                       382,732                    10,544
  Tyson Foods, Inc.                            991,927                    10,534
* Jones Apparel Group, Inc.                    359,492                    10,519
  C.R. Bard, Inc.                              147,193                    10,496
* Waters Corp.                                 360,084                    10,489
  XTO Energy, Inc.                             519,214                    10,441
* Mohawk Industries, Inc.                      187,152                    10,393
  VF Corp.                                     305,791                    10,388
* Republic Services, Inc. Class A              457,653                    10,375
* NVIDIA Corp.                                 449,537                    10,344
  Equifax, Inc.                                397,278                    10,329
* Citizens Communications Co.                  801,205                    10,328
* Intersil Corp.                               387,199                    10,303
* Dollar Tree Stores, Inc.                     324,188                    10,286
  iStar Financial Inc. REIT                    281,140                    10,262
  Expeditors International of
    Washington, Inc.                           295,806                    10,247
  Transatlantic Holdings, Inc.                 147,917                    10,228
* National Semiconductor Corp.                 516,728                    10,190
  Scientific-Atlanta, Inc.                     426,847                    10,176
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                         412,075                    10,096
* King Pharmaceuticals, Inc.                   682,882                    10,079
* Westwood One, Inc.                           294,046                     9,977
  Dow Jones & Co., Inc.                        230,908                     9,936
  Sabre Holdings Corp.                         402,835                     9,930
* SPX Corp.                                    224,852                     9,907
* Brinker International, Inc.                  274,031                     9,871
* Oxford Health Plans, Inc.                    234,224                     9,844
* IVAX Corp.                                   550,717                     9,830
* AdvancePCS                                   255,578                     9,771
* Citrix Systems, Inc.                         477,191                     9,716
* Phelps Dodge Corp.                           252,458                     9,679
  Radian Group, Inc.                           262,936                     9,637
  Pinnacle West Capital Corp.                  256,612                     9,610
* Thermo Electron Corp.                        456,859                     9,603
  Black & Decker Corp.                         219,846                     9,552
  Wisconsin Energy Corp.                       328,978                     9,540
  Omnicare, Inc.                               281,603                     9,515
  SEI Corp.                                    296,063                     9,474
* Williams-Sonoma, Inc.                        323,944                     9,459
  Rouse Co. REIT                               248,040                     9,450
* VeriSign, Inc.                               677,389                     9,368
* Lincare Holdings, Inc.                       297,260                     9,367
  Ross Stores, Inc.                            218,919                     9,357
* Mercury Interactive Corp.                    242,120                     9,348
  White Mountains Insurance
    Group Inc.                                  23,607                     9,325
  Hormel Foods Corp.                           392,789                     9,309
  Wendy's International, Inc.                  321,325                     9,309
* WebMD Corp.                                  856,792                     9,279
  Pepco Holdings, Inc.                         482,216                     9,239
  Apartment Investment &
    Management Co. Class A REIT                266,397                     9,217
* Robert Half International, Inc.              483,989                     9,167
* Pixar, Inc.                                  150,568                     9,161
* Sanmina-SCI Corp.                          1,445,919                     9,124
  DENTSPLY International Inc.                  222,901                     9,117
  Doral Financial Corp.                        203,840                     9,101
* Teradyne, Inc.                               524,857                     9,085
  ServiceMaster Co.                            848,557                     9,080
* Smurfit-Stone Container Corp.                696,350                     9,073
* Cadence Design Systems, Inc.                 751,517                     9,063
* Career Education Corp.                       132,150                     9,042
  Darden Restaurants Inc.                      475,921                     9,033
* Iron Mountain, Inc.                          241,656                     8,963
* Pactiv Corp.                                 452,770                     8,924
* Ameritrade Holding Corp.                   1,199,456                     8,888
* Expedia Inc.                                 116,272                     8,881
* CarMax, Inc.                                 293,264                     8,842
  Diebold, Inc.                                204,353                     8,838
  R.J. Reynolds Tobacco
    Holdings, Inc.                             237,387                     8,833
  Hillenbrand Industries, Inc.                 174,780                     8,818
  Engelhard Corp.                              355,927                     8,816
* Solectron Corp.                            2,335,913                     8,736
* Patterson Dental Co.                         192,505                     8,736
* Pioneer Natural Resources Co.                333,809                     8,712
* The Dun & Bradstreet Corp.                   211,218                     8,681
* American Power
    Conversion Corp.                           556,581                     8,677
* Level 3 Communications, Inc.               1,304,213                     8,660
  First Virginia Banks, Inc.                   200,459                     8,644
* Lear Corp.                                   187,419                     8,625
* Metro-Goldwyn-Mayer Inc.                     692,560                     8,602
* E*TRADE Group, Inc.                        1,011,539                     8,598
  Energy East Corp.                            412,620                     8,566
  Hasbro, Inc.                                 488,630                     8,546
* Lamar Advertising Co. Class A                242,692                     8,545
  Symbol Technologies, Inc.                    654,610                     8,516
================================================================================
6
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* ChoicePoint Inc.                             246,147                     8,497
  C.H. Robinson Worldwide, Inc.                238,908                     8,496
  Alberto-Culver Co. Class B                   165,420                     8,453
  Federated Investors, Inc.                    307,776                     8,439
  International Flavors &
    Fragrances, Inc.                           264,039                     8,431
  R.R. Donnelley & Sons Co.                    321,692                     8,409
* NVR, Inc.                                     20,429                     8,396
* Constellation Brands, Inc. Class A           267,088                     8,387
  Outback Steakhouse                           214,039                     8,348
  KB HOME                                      133,928                     8,301
  W.R. Berkley Corp.                           156,542                     8,250
  Sunoco, Inc.                                 217,662                     8,215
  TCF Financial Corp.                          205,530                     8,188
  Telephone & Data Systems, Inc.               164,240                     8,163
  Manpower Inc.                                219,812                     8,153
  Avalonbay Communities, Inc. REIT             190,399                     8,119
  Hibernia Corp. Class A                       445,713                     8,094
  SuperValu Inc.                               378,297                     8,065
  Bunge Ltd.                                   281,902                     8,062
* Comverse Technology, Inc.                    535,300                     8,046
* Whole Foods Market, Inc.                     168,922                     8,029
* Storage Technology Corp.                     309,356                     7,963
  Neuberger Berman Inc.                        199,361                     7,956
* SanDisk Corp.                                196,714                     7,937
* Abercrombie & Fitch Co.                      278,293                     7,906
  Questar Corp.                                234,438                     7,847
* PanAmSat Corp.                               424,800                     7,829
  Pall Corp.                                   347,932                     7,828
* Park Place Entertainment Corp.               857,041                     7,791
* Hispanic Broadcasting Corp.                  306,025                     7,788
* Cooper Cameron Corp.                         154,413                     7,779
  A.G. Edwards & Sons, Inc.                    226,941                     7,761
* Coventry Health Care Inc.                    167,671                     7,740
  Fluor Corp.                                  230,070                     7,740
  Liberty Property Trust REIT                  223,219                     7,723
* Tellabs, Inc.                              1,172,748                     7,705
  Diamond Offshore Drilling, Inc.              367,055                     7,704
  Mercantile Bankshares Corp.                  195,538                     7,700
* Energizer Holdings, Inc.                     245,027                     7,694
* JetBlue Airways Corp.                        181,856                     7,691
  Associated Banc-Corp                         208,397                     7,686
  Nordstrom, Inc.                              386,736                     7,549
* Providian Financial Corp.                    814,724                     7,544
* Convergys Corp.                              470,852                     7,534
  Allied Capital Corp.                         325,699                     7,524
  Pogo Producing Co.                           175,958                     7,522
  The McClatchy Co. Class A                    130,466                     7,517
  Erie Indemnity Co. Class A                   182,180                     7,515
* Rent-A-Center, Inc.                           99,126                     7,515
* First Health Group Corp.                     271,186                     7,485
* LSI Logic Corp.                            1,056,121                     7,477
  Commerce Bancshares, Inc.                    187,963                     7,321
* Patterson-UTI Energy, Inc.                   225,820                     7,317
  Fastenal Co.                                 215,509                     7,314
  Commerce Bancorp, Inc.                       196,759                     7,300
  Ball Corp.                                   160,250                     7,293
* Toys R Us, Inc.                              601,373                     7,289
  Health Care Properties
    Investors REIT                             171,405                     7,259
  Harman International Industries, Inc.         91,680                     7,256
* Pride International, Inc.                    382,301                     7,195
* Michaels Stores, Inc.                        188,652                     7,180
* Markel Corp.                                  28,020                     7,173
  Equitable Resources, Inc.                    175,902                     7,166
* Calpine Corp.                              1,085,465                     7,164
* Smithfield Foods, Inc.                       311,666                     7,143
  Fair, Isaac, Inc.                            138,823                     7,142
* Entercom Communications Corp.                145,680                     7,140
  Belo Corp. Class A                           318,229                     7,116
  CenterPoint Energy Inc.                      870,322                     7,093
  Student Loan Corp.                            56,206                     7,082
  MDU Resources Group, Inc.                    211,398                     7,080
* Ceridian Corp.                               416,876                     7,074
  Nuveen Investments, Inc. Class A             259,522                     7,069
  Mercury General Corp.                        154,764                     7,065
  Valley National Bancorp                      266,141                     7,013
  Deluxe Corp.                                 156,438                     7,008
* Mid Atlantic Medical
    Services, Inc.                             133,985                     7,007
* Avaya Inc.                                 1,083,920                     7,002
* NCR Corp.                                    273,269                     7,001
  Bemis Co., Inc.                              149,353                     6,990
  Beckman Coulter, Inc.                        171,861                     6,984
* Celgene Corp.                                229,530                     6,978
  Arthur J. Gallagher & Co.                    256,499                     6,977
  Eastman Chemical Co.                         219,833                     6,962
* CIENA Corp.                                1,340,485                     6,957
  Goodrich Corp.                               330,322                     6,937
  NSTAR                                        150,776                     6,868
* Humana Inc.                                  454,772                     6,867
* Host Marriott Corp. REIT                     747,342                     6,838
  The Stanley Works                            247,460                     6,830
* 99 Cents Only Stores                         198,973                     6,829
* SICOR, Inc.                                  335,311                     6,820
  Developers Diversified Realty
    Corp. REIT                                 239,445                     6,810
* Krispy Kreme Doughnuts, Inc.                 165,322                     6,808
  The PMI Group Inc.                           253,078                     6,793
  The St. Joe Co.                              216,834                     6,765
* Hearst-Argyle Television Inc.                260,185                     6,739
* Universal Health Services Class B            168,971                     6,695
* PETsMART, Inc.                               399,977                     6,668
* ImClone Systems, Inc.                        210,448                     6,654
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Agere Systems Inc. Class A                 2,830,163                     6,594
* LAM Research Corp.                           361,165                     6,577
* Jacobs Engineering Group Inc.                155,782                     6,566
  Astoria Financial Corp.                      234,783                     6,558
* Gentex Corp.                                 213,670                     6,540
  Sonoco Products Co.                          271,740                     6,527
* ICOS Corp.                                   177,586                     6,526
  Allete, Inc.                                 245,633                     6,522
  Temple-Inland Inc.                           151,886                     6,517
* Henry Schein, Inc.                           124,334                     6,508
  AMB Property Corp. REIT                      230,743                     6,500
* Rite Aid Corp.                             1,451,482                     6,459
  Brunswick Corp.                              257,648                     6,446
* Cephalon, Inc.                               156,073                     6,424
* Manor Care, Inc.                             256,570                     6,417
* Getty Images, Inc.                           155,289                     6,413
  American National Insurance Co.               74,146                     6,406
  The Chicago Mercantile Exchange               91,975                     6,404
  Puget Energy, Inc.                           267,060                     6,375
  Northeast Utilities                          380,760                     6,374
* Endo Pharmaceuticals
    Holdings, Inc.                             373,702                     6,323
  Leucadia National Corp.                      170,179                     6,317
  Brown & Brown, Inc.                          193,988                     6,305
* Monster Worldwide Inc.                       318,166                     6,277
* CheckFree Corp.                              225,248                     6,271
* Navistar International Corp.                 191,980                     6,264
* Advanced Micro Devices, Inc.                 972,583                     6,234
* Advance Auto Parts, Inc.                     102,100                     6,218
* Compuware Corp.                            1,077,334                     6,216
  City National Corp.                          139,425                     6,213
  Noble Energy, Inc.                           163,959                     6,198
* BISYS Group, Inc.                            337,184                     6,194
* BOK Financial Corp.                          159,988                     6,171
  Meredith Corp.                               140,186                     6,168
* U.S. Cellular Corp.                          242,202                     6,164
  Chesapeake Energy Corp.                      609,909                     6,160
  Eaton Vance Corp.                            194,883                     6,158
  Lyondell Chemical Co.                        454,605                     6,151
  Weingarten Realty Investors REIT             146,747                     6,149
* Amkor Technology, Inc.                       467,821                     6,147
* Integrated Circuit Systems, Inc.             195,575                     6,147
* Millipore Corp.                              138,270                     6,135
* GTECH Holdings Corp.                         161,606                     6,084
  Valspar Corp.                                144,078                     6,083
  Lafarge North America Inc.                   196,850                     6,083
  Wesco Financial Corp.                         19,447                     6,067
* Vishay Intertechnology, Inc.                 456,096                     6,020
  Waddell & Reed Financial, Inc.               234,125                     6,010
  National Fuel Gas Co.                        230,684                     6,009
  International Speedway Corp.                 151,969                     6,004
* Corinthian Colleges, Inc.                    123,380                     5,993
  Fulton Financial Corp.                       301,184                     5,985
* Rowan Cos., Inc.                             267,072                     5,982
  Ashland, Inc.                                194,812                     5,977
* Newfield Exploration Co.                     158,868                     5,965
  Regency Centers Corp. REIT                   170,270                     5,956
  TECO Energy, Inc.                            496,376                     5,952
* Gemstar-TV Guide
    International, Inc.                      1,167,018                     5,940
  Bowater Inc.                                 158,125                     5,922
* Allied Waste Industries, Inc.                588,040                     5,910
  Mack-Cali Realty Corp. REIT                  162,138                     5,899
  Capitol Federal Financial                    208,936                     5,873
* Columbia Sportswear Co.                      113,735                     5,847
  New Plan Excel Realty Trust REIT             272,977                     5,828
  Forest City Enterprise Class A               140,558                     5,826
* Apogent Technologies Inc.                    291,144                     5,823
* Western Digital Corp.                        564,189                     5,811
* Zebra Technologies Corp. Class A              77,038                     5,792
  Mandalay Resort Group                        180,987                     5,764
  DPL Inc.                                     360,964                     5,754
* MEMC Electronic Materials, Inc.              587,041                     5,753
* Owens-Illinois, Inc.                         416,891                     5,741
  First American Corp.                         217,346                     5,727
* Amylin Pharmaceuticals, Inc.                 261,269                     5,719
* Amphenol Corp.                               121,612                     5,694
* Alliant Techsystems, Inc.                    109,673                     5,693
  Harris Corp.                                 189,264                     5,687
  J.M. Smucker Co.                             142,257                     5,675
* Reebok International Ltd.                    168,287                     5,659
  Viad Corp.                                   252,429                     5,652
  Bank of Hawaii Corp.                         169,852                     5,631
  Bausch & Lomb, Inc.                          150,036                     5,626
  Great Plains Energy, Inc.                    194,753                     5,624
* Toll Brothers, Inc.                          197,840                     5,601
* Edwards Lifesciences Corp.                   173,914                     5,590
* Network Associates, Inc.                     440,487                     5,585
  United Dominion Realty
    Trust REIT                                 321,275                     5,532
  Wilmington Trust Corp.                       187,742                     5,510
* Packaging Corp. of America                   298,848                     5,508
  Hospitality Properties Trust REIT            176,145                     5,505
* Timberland Co.                               103,935                     5,494
* National Instruments Corp.                   144,873                     5,473
  Maytag Corp.                                 223,784                     5,465
  Reynolds & Reynolds Class A                  191,075                     5,457
  CBRL Group, Inc.                             140,044                     5,442
  Pentair, Inc.                                139,256                     5,439
* Invitrogen Corp.                             141,694                     5,437
  FirstMerit Corp.                             237,804                     5,436
  Donaldson Co., Inc.                          122,197                     5,432
* ADTRAN Inc.                                  106,460                     5,432
* Education Management Corp.                   101,927                     5,420
================================================================================
8
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Catellus Development Corp.                   246,245                     5,417
  Investors Financial Services Corp.           186,024                     5,397
  AVX Corp.                                    489,915                     5,384
* Varco International, Inc.                    274,575                     5,382
* Fisher Scientific International Inc.         154,112                     5,379
  Foot Locker, Inc.                            404,733                     5,363
* Aramark Corp. Class B                        238,686                     5,351
* Community Health Systems, Inc.               276,685                     5,337
* Triad Hospitals, Inc.                        214,928                     5,335
  Pier 1 Imports Inc.                          261,130                     5,327
  Sky Financial Group, Inc.                    244,927                     5,320
  Dial Corp.                                   273,418                     5,318
* National-Oilwell, Inc.                       241,152                     5,305
* ADC Telecommunications, Inc.               2,276,362                     5,299
  PepsiAmericas, Inc.                          421,874                     5,299
  Annaly Mortgage Management
    Inc. REIT                                  265,069                     5,278
* Emulex Corp.                                 231,549                     5,272
* Del Monte Foods Co.                          596,280                     5,271
  Hubbell Inc. Class B                         159,203                     5,270
  Protective Life Corp.                        196,954                     5,269
* Viacom Inc. Class A                          120,478                     5,265
  Circuit City Stores, Inc.                    595,337                     5,239
* PacifiCare Health Systems, Inc.              106,096                     5,234
  HCC Insurance Holdings, Inc.                 176,922                     5,232
* BearingPoint, Inc.                           540,106                     5,212
  Unitrin, Inc.                                192,087                     5,209
* Certegy, Inc.                                187,238                     5,196
  The Macerich Co. REIT                        147,709                     5,189
* Tektronix, Inc.                              240,084                     5,186
* Maxtor Corp.                                 690,243                     5,184
* The Cheesecake Factory                       144,083                     5,171
* Applied Micro Circuits Corp.                 854,496                     5,170
  Autodesk, Inc.                               319,224                     5,159
  Nationwide Financial Services, Inc.          158,311                     5,145
* O'Reilly Automotive, Inc.                    153,001                     5,109
  Delta Air Lines, Inc.                        347,246                     5,098
  Adolph Coors Co. Class B                     104,044                     5,096
  Tidewater Inc.                               173,445                     5,094
* Chico's FAS, Inc.                            241,156                     5,076
  Cabot Corp.                                  176,844                     5,075
  HON Industries, Inc.                         166,018                     5,064
* West Corp.                                   189,967                     5,063
  Peabody Energy Corp.                         150,225                     5,046
* Reliant Resources, Inc.                      821,473                     5,036
  CONSOL Energy, Inc.                          221,397                     5,035
* Big Lots Inc.                                333,962                     5,023
  People's Bank                                173,044                     5,017
* Foundry Networks, Inc.                       346,526                     4,990
  Ryland Group, Inc.                            71,880                     4,988
  Applebee's International, Inc.               158,672                     4,987
  Winn-Dixie Stores, Inc.                      403,380                     4,966
  Alliant Energy Corp.                         260,792                     4,963
* J.D. Edwards & Co.                           344,868                     4,942
* International Rectifier Corp.                183,692                     4,927
  Colonial BancGroup, Inc.                     355,072                     4,925
  PerkinElmer, Inc.                            356,123                     4,918
* AMR Corp.                                    446,579                     4,912
  Webster Financial Corp.                      129,382                     4,891
* Crown Castle International Corp.             628,953                     4,887
  Chelsea Property Group REIT                  121,058                     4,880
  Dana Corp.                                   422,099                     4,879
  BorgWarner, Inc.                              75,756                     4,879
  Vectren Corp.                                194,592                     4,875
* NTL Inc.                                     142,800                     4,872
* 3Com Corp.                                 1,037,348                     4,855
  Harte-Hanks, Inc.                            255,280                     4,850
  OGE Energy Corp.                             226,943                     4,850
  Snap-On Inc.                                 167,011                     4,848
  Clayton Homes Inc.                           386,182                     4,847
* Kinder Morgan Management, LLC                128,697                     4,821
* Renal Care Group, Inc.                       136,649                     4,811
* Performance Food Group Co.                   130,011                     4,810
* American Tower Corp. Class A                 543,241                     4,808
* McDATA Corp. Class A                         327,683                     4,807
  Trizec Properties, Inc. REIT                 422,364                     4,802
  Hawaiian Electric Industries Inc.            104,738                     4,802
  Teleflex Inc.                                112,702                     4,795
  United States Steel Corp.                    291,168                     4,766
* Sirius Satellite Radio, Inc.               2,818,749                     4,764
  Philadelphia Suburban Corp.                  195,220                     4,759
  Roslyn Bancorp, Inc.                         221,463                     4,759
  Talbots Inc.                                 161,476                     4,755
  Arden Realty Group, Inc. REIT                182,357                     4,732
* Quintiles Transnational Corp.                332,855                     4,723
  Cullen/Frost Bankers, Inc.                   147,078                     4,721
  Martin Marietta Materials, Inc.              140,310                     4,716
* Human Genome Sciences, Inc.                  370,285                     4,710
  Lee Enterprises, Inc.                        125,470                     4,709
  NICOR Inc.                                   126,294                     4,687
* Ingram Micro, Inc. Class A                   425,644                     4,682
* DeVry, Inc.                                  200,337                     4,666
  Crescent Real Estate, Inc. REIT              279,998                     4,651
  Precision Castparts Corp.                    148,840                     4,629
* DaVita, Inc.                                 172,478                     4,619
  Raymond James Financial, Inc.                138,953                     4,592
  Independence Community
    Bank Corp.                                 162,409                     4,583
  Lubrizol Corp.                               147,618                     4,575
* Pharmaceutical Resources, Inc.                93,932                     4,571
  Washington Federal Inc.                      197,498                     4,568
  Tootsie Roll Industries, Inc.                149,664                     4,563
  John Wiley & Sons Class A                    173,662                     4,550
  Ryder System, Inc.                           177,393                     4,545
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  American Financial Group, Inc.               199,332                     4,545
  AGL Resources Inc.                           178,559                     4,543
* Rambus Inc.                                  273,974                     4,540
  BancorpSouth, Inc.                           217,631                     4,538
* STERIS Corp.                                 195,886                     4,523
  Reinsurance Group of America, Inc.           140,380                     4,506
* Pharmaceutical Product
    Development, Inc.                          156,727                     4,503
  ICN Pharmaceuticals, Inc.                    267,790                     4,488
  Ruby Tuesday, Inc.                           180,976                     4,476
  RPM International, Inc.                      325,421                     4,475
  Pan Pacific Retail Properties,
    Inc. REIT                                  113,498                     4,466
* Scotts Co.                                    90,187                     4,464
  Friedman, Billings, Ramsey
    Group, Inc.                                332,679                     4,458
  Federal Realty Investment
    Trust REIT                                 138,849                     4,443
* Stericycle, Inc.                             115,350                     4,439
* Neurocrine Biosciences, Inc.                  88,750                     4,432
  Peoples Energy Corp.                         103,052                     4,420
  Jack Henry & Associates Inc.                 248,206                     4,416
  Medicis Pharmaceutical Corp.                  77,848                     4,414
* Kmart Holding Corp.                          163,150                     4,413
  Dynegy, Inc.                               1,050,319                     4,411
* Interactive Data Corp.                       260,550                     4,403
* Andrx Group                                  221,096                     4,400
  Park National Corp.                           38,497                     4,398
* Eon Labs, Inc.                               125,061                     4,396
* Swift Transportation Co., Inc.               235,598                     4,387
* Agere Systems Inc. Class B                 1,900,700                     4,372
* Sepracor Inc.                                241,602                     4,356
  StanCorp Financial Group, Inc.                83,131                     4,341
* Arrow Electronics, Inc.                      284,662                     4,338
  Hudson United Bancorp                        126,958                     4,336
* The Corporate Executive Board Co.            106,179                     4,334
  BRE Properties Inc. Class A REIT             130,236                     4,324
* Barnes & Noble, Inc.                         186,987                     4,310
* AmeriCredit Corp.                            503,897                     4,308
* Tech Data Corp.                              161,084                     4,303
  Trustmark Corp.                              168,659                     4,296
* Westport Resources Corp.                     188,801                     4,295
* Cognizant Technology
    Solutions Corp.                            175,372                     4,272
* Avnet, Inc.                                  336,569                     4,268
* Cypress Semiconductor Corp.                  354,914                     4,259
* Brocade Communications
    Systems, Inc.                              718,747                     4,233
  The Timken Co.                               241,699                     4,232
* Fairchild Semiconductor
    International, Inc.                        330,469                     4,227
  Harsco Corp.                                 116,765                     4,209
  Cummins Inc.                                 117,187                     4,206
  Herman Miller, Inc.                          208,096                     4,206
  Flagstar Bancorp, Inc.                       171,838                     4,201
* Alleghany Corp.                               21,905                     4,184
  ONEOK, Inc.                                  212,850                     4,178
* J.B. Hunt Transport Services, Inc.           110,670                     4,178
  Thornburg Mortgage, Inc. REIT                168,620                     4,165
  Mills Corp. REIT                             123,941                     4,158
* Furniture Brands International Inc.          159,185                     4,155
  FactSet Research Systems Inc.                 94,226                     4,151
* Cincinnati Bell Inc.                         616,243                     4,129
  Helmerich & Payne, Inc.                      141,191                     4,123
  CarrAmerica Realty Corp. REIT                148,111                     4,119
* Charles River Laboratories, Inc.             127,743                     4,111
  Graco, Inc.                                  128,403                     4,109
* Grant Prideco, Inc.                          349,118                     4,102
  Fresh Del Monte Produce Inc.                 159,461                     4,097
  Old National Bancorp                         178,060                     4,095
* Glamis Gold, Ltd.                            356,225                     4,086
* Station Casinos, Inc.                        161,373                     4,075
  Westamerica Bancorporation                    94,482                     4,070
  CenterPoint Properties Corp. REIT             65,546                     4,015
  IndyMac Bancorp, Inc. REIT                   157,564                     4,005
* Key Energy Services, Inc.                    372,818                     3,997
* Bio-Rad Laboratories, Inc. Class A            71,828                     3,976
* NBTY, Inc.                                   188,595                     3,972
  MDC Holdings, Inc.                            82,220                     3,970
  Lancaster Colony Corp.                       102,282                     3,954
* Avocent Corp.                                132,103                     3,954
* Apria Healthcare Group Inc.                  158,659                     3,947
* Borders Group, Inc.                          223,821                     3,942
  Polaris Industries, Inc.                      64,140                     3,938
* The Neiman Marcus Group, Inc.
    Class A                                    107,317                     3,928
  Boise Cascade Corp.                          164,073                     3,921
* Polycom, Inc.                                282,572                     3,916
* WFS Financial, Inc.                          116,808                     3,914
  Rayonier Inc.                                118,608                     3,914
* Advanced Fibre
    Communications, Inc.                       240,531                     3,913
* FMC Technologies Inc.                        185,365                     3,902
* Saks Inc.                                    402,250                     3,902
  International Bancshares Corp.               109,477                     3,893
  ArvinMeritor, Inc.                           192,733                     3,889
  Camden Property Trust REIT                   110,877                     3,875
  F.N.B. Corp.                                 127,820                     3,868
  American Capital Strategies, Ltd.            155,083                     3,868
  Odyssey Re Holdings Corp.                    183,305                     3,868
  First Midwest Bancorp, Inc.                  134,166                     3,865
  Imation Corp.                                101,675                     3,845
* Acxiom Corp.                                 254,695                     3,843
  Werner Enterprises, Inc.                     180,702                     3,831
================================================================================
10
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  UGI Corp. Holding Co.                        120,731                     3,827
  Crane Co.                                    168,585                     3,815
  Cousins Properties, Inc. REIT                136,561                     3,810
  Jefferies Group, Inc.                         76,170                     3,793
  Western Gas Resources, Inc.                   95,673                     3,789
  Church & Dwight, Inc.                        115,404                     3,777
  Media General, Inc. Class A                   66,006                     3,776
* ITT Educational Services, Inc.               128,998                     3,773
  Realty Income Corp. REIT                      99,004                     3,770
* Valassis Communications, Inc.                146,528                     3,769
  Ethan Allen Interiors, Inc.                  107,109                     3,766
  Seagate Technology                           213,245                     3,764
* Protein Design Labs, Inc.                    268,999                     3,761
* Cytec Industries, Inc.                       111,167                     3,757
* Macromedia, Inc.                             178,239                     3,750
  Reader's Digest Association, Inc.            278,191                     3,750
* Interdigital Communications Corp.            159,986                     3,739
* XM Satellite Radio Holdings, Inc.            338,124                     3,736
  WPS Resources Corp.                           92,735                     3,728
  Global Payments Inc.                         104,483                     3,709
  CMS Energy Corp.                             457,774                     3,708
  WGL Holdings Inc.                            138,837                     3,707
* Sybase, Inc.                                 266,405                     3,706
* Affiliated Managers Group, Inc.               60,557                     3,691
* Silicon Laboratories Inc.                    138,359                     3,686
* American Greetings Corp. Class A             187,552                     3,684
* Red Hat, Inc.                                486,448                     3,682
  HRPT Properties Trust REIT                   399,522                     3,676
* Activision, Inc.                             284,110                     3,671
* AnnTaylor Stores Corp.                       126,785                     3,670
* ResMed Inc.                                   93,532                     3,666
  Cooper Tire & Rubber Co.                     208,023                     3,659
  IKON Office Solutions, Inc.                  410,983                     3,658
  AptarGroup Inc.                              101,570                     3,657
  Whitney Holdings Corp.                       114,291                     3,654
  Carlisle Co., Inc.                            86,589                     3,651
* American Eagle Outfitters, Inc.              201,420                     3,650
  CBL & Associates Properties,
    Inc. REIT                                   84,729                     3,643
  Piedmont Natural Gas, Inc.                    93,733                     3,638
  CNF Inc.                                     142,898                     3,627
* Zale Corp.                                    90,489                     3,620
* AGCO Corp.                                   211,591                     3,614
* Nextel Partners, Inc.                        494,526                     3,610
* P.F. Chang's China Bistro, Inc.               73,000                     3,592
* Extended Stay America, Inc.                  265,900                     3,587
* The Yankee Candle Co., Inc.                  154,202                     3,581
  La-Z-Boy Inc.                                159,785                     3,576
* DoubleClick Inc.                             386,287                     3,573
  Regis Corp.                                  122,800                     3,567
* Respironics, Inc.                             95,035                     3,566
  The MONY Group Inc.                          132,285                     3,565
  Valhi, Inc.                                  368,700                     3,547
* Marvel Enterprises Inc.                      185,522                     3,543
  Provident Financial Group, Inc.              137,989                     3,537
  Blyth, Inc.                                  129,645                     3,526
* Cabot Microelectronics Corp.                  69,816                     3,524
  LaBranche & Co. Inc.                         170,115                     3,520
  First Industrial Realty Trust REIT           111,120                     3,511
* Techne Corp.                                 115,707                     3,511
* Emmis Communications, Inc.                   152,903                     3,509
* OSI Pharmaceuticals, Inc.                    108,921                     3,508
* Perot Systems Corp.                          308,363                     3,503
* Overture Services, Inc.                      193,196                     3,503
  Claire's Stores, Inc.                        137,818                     3,495
* Cytyc Corp.                                  330,811                     3,480
  Atmos Energy Corp.                           140,237                     3,478
  Arch Coal, Inc.                              151,328                     3,478
  Healthcare Realty Trust Inc. REIT            119,166                     3,474
* Flowserve Corp.                              176,047                     3,463
* Hyperion Solutions Corp.                     102,518                     3,461
  Health Care Inc. REIT                        113,468                     3,461
  Shurgard Storage Centers, Inc.
    Class A REIT                               104,260                     3,449
* Earthlink, Inc.                              436,915                     3,447
* United Stationers, Inc.                       95,154                     3,442
* GlobespanVirata, Inc.                        417,030                     3,440
* Veridian Corp.                                98,579                     3,439
* Pacific Sunwear of California, Inc.          142,248                     3,427
* Atmel Corp.                                1,352,765                     3,423
  Essex Property Trust, Inc. REIT               59,724                     3,419
  Pacific Capital Bancorp                       97,552                     3,419
  UCBH Holdings, Inc.                          119,210                     3,419
  Roper Industries Inc.                         91,796                     3,415
* Forest Oil Corp.                             135,797                     3,411
  Ametek, Inc.                                  93,061                     3,411
  Airgas, Inc.                                 203,488                     3,408
* Hovnanian Enterprises Class A                 57,656                     3,399
* Charter Communications, Inc.                 855,653                     3,397
* American Axle & Manufacturing
    Holdings, Inc.                             141,787                     3,389
* Gateway, Inc.                                928,396                     3,389
  Highwood Properties, Inc. REIT               151,751                     3,384
* INAMED Corp.                                  63,000                     3,382
* Cree, Inc.                                   207,748                     3,382
  Ventas, Inc. REIT                            223,188                     3,381
  Kennametal, Inc.                              99,877                     3,380
* Crown Holdings, Inc.                         473,137                     3,378
  United Bankshares, Inc.                      117,572                     3,368
* Panera Bread Co.                              83,924                     3,357
  Energen Corp.                                100,795                     3,356
* Accredo Health, Inc.                         153,489                     3,346
* Take-Two Interactive
    Software, Inc.                             117,965                     3,343
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  Florida Rock Industries, Inc.                 80,959                     3,342
  Regal Entertainment Group
    Class A                                    141,688                     3,341
* Martek Biosciences Corp.                      77,739                     3,338
* Meridian Gold Co.                            290,516                     3,338
  IDEX Corp.                                    92,103                     3,338
* Sonus Networks, Inc.                         663,257                     3,336
  Diagnostic Products Corp.                     81,260                     3,336
* Mirant Corp.                               1,149,961                     3,335
* Select Medical Corp.                         134,078                     3,329
* IDEXX Laboratories Corp.                      98,769                     3,327
* Varian, Inc.                                  95,861                     3,324
  Thor Industries, Inc.                         81,392                     3,322
  Prentiss Properties Trust REIT               110,782                     3,322
  Staten Island Bancorp, Inc.                  170,494                     3,321
* Affymetrix, Inc.                             168,239                     3,316
* United Online, Inc.                          130,816                     3,315
  Allegheny Energy, Inc.                       391,859                     3,311
  Commerce Group, Inc.                          91,357                     3,307
  Polo Ralph Lauren Corp.                      127,910                     3,299
  Citizens Banking Corp.                       122,980                     3,292
* Scholastic Corp.                             110,468                     3,290
  Albemarle Corp.                              117,604                     3,289
  Westar Energy, Inc.                          202,666                     3,289
  Superior Industries
    International, Inc.                         78,857                     3,288
* Integrated Device Technology Inc.            297,327                     3,285
* Service Corp. International                  848,694                     3,284
  W Holding Co., Inc.                          193,437                     3,273
  Worthington Industries, Inc.                 244,134                     3,271
  Skywest, Inc.                                171,543                     3,270
* Premcor, Inc.                                151,650                     3,268
  Downey Financial Corp.                        79,114                     3,267
* Southern Union Co.                           192,406                     3,259
  Hilb, Rogal and Hamilton Co.                  95,588                     3,254
* Genta Inc.                                   243,169                     3,239
  Dillard's Inc.                               240,303                     3,237
* Fidelity National Information
    Solutions, Inc.                            123,949                     3,233
* Louisiana-Pacific Corp.                      298,143                     3,232
  DQE Inc.                                     213,138                     3,212
* Novell, Inc.                               1,040,139                     3,204
  Speedway Motorsports, Inc.                   119,098                     3,192
* Cymer, Inc.                                   99,707                     3,192
  Heritage Property Investment
    Trust REIT                                 117,830                     3,191
* Conexant Systems, Inc.                       758,730                     3,179
* Tom Brown, Inc.                              114,165                     3,173
* Vertex Pharmaceuticals, Inc.                 216,867                     3,166
  Westcorp, Inc.                               112,895                     3,161
* Electronics for Imaging, Inc.                155,771                     3,161
  21st Century Insurance Group                 220,737                     3,157
* Hercules, Inc.                               318,606                     3,154
* R.H. Donnelley Corp.                          86,472                     3,154
* Heartland Express, Inc.                      141,582                     3,150
  Alpharma, Inc. Class A                       145,709                     3,147
* Quest Software, Inc.                         264,357                     3,146
  New Century Financial Corp.                   72,056                     3,145
* Stone Energy Corp.                            75,016                     3,145
  Briggs & Stratton Corp.                       62,223                     3,142
* Fossil, Inc.                                 133,323                     3,141
* Kroll Inc.                                   116,041                     3,140
* Vitesse Semiconductor Corp.                  638,146                     3,140
  Perrigo Co.                                  200,598                     3,137
  The South Financial Group, Inc.              134,450                     3,137
* Covance, Inc.                                172,973                     3,131
* RF Micro Devices, Inc.                       519,827                     3,129
  AmerUs Group Co.                             110,911                     3,127
* Siliconix, Inc.                               86,480                     3,122
  First BanCorp Puerto Rico                    113,704                     3,121
* Southwest Bancorporation
    of Texas, Inc.                              95,990                     3,121
* Mentor Graphics Corp.                        215,238                     3,117
  Alexander & Baldwin, Inc.                    117,414                     3,115
* Boyd Gaming Corp.                            180,342                     3,113
* Beazer Homes USA, Inc.                        37,234                     3,109
  Sensient Technologies Corp.                  135,112                     3,106
  Patina Oil & Gas Corp.                        96,474                     3,102
* 7-Eleven, Inc.                               293,956                     3,101
  First Citizens BancShares Class A             30,738                     3,100
  Standard Pacific Corp.                        93,031                     3,085
  SL Green Realty Corp. REIT                    88,342                     3,082
* RealNetworks, Inc.                           454,316                     3,080
* Intergraph Corp.                             143,096                     3,077
* Ultra Petroleum Corp.                        237,947                     3,072
* TIBCO Software Inc.                          601,837                     3,063
* Houston Exploration Co.                       88,111                     3,057
  Cooper Cos., Inc.                             87,643                     3,047
* Northwest Airlines Corp. Class A             269,774                     3,046
  Corn Products International, Inc.            101,318                     3,043
* Evergreen Resources, Inc.                     55,953                     3,039
  Community First Bankshares, Inc.             111,303                     3,039
  Universal Corp. (VA)                          71,773                     3,036
* United Rentals, Inc.                         218,470                     3,035
* Plantronics, Inc.                            139,801                     3,029
* Avid Technology, Inc.                         86,356                     3,029
  Washington REIT                              111,038                     3,020
* Macrovision Corp.                            151,562                     3,019
* Arbitron Inc.                                 84,310                     3,010
  PNM Resources Inc.                           112,500                     3,009
* Tuesday Morning Corp.                        114,279                     3,006
  Greater Bay Bancorp                          146,224                     3,003
* Sycamore Networks, Inc.                      779,559                     2,986
* Genencor International Inc.                  181,196                     2,984
================================================================================
12
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Documentum, Inc.                             151,672                     2,983
* Sylvan Learning Systems, Inc.                130,205                     2,974
* FLIR Systems, Inc.                            98,396                     2,967
* BJ's Wholesale Club, Inc.                    196,946                     2,966
* Hollywood Entertainment Corp.                172,357                     2,965
* Commonwealth Telephone
    Enterprises, Inc.                           67,416                     2,964
* Gen-Probe Inc.                                72,264                     2,953
* Terex Corp.                                  150,999                     2,948
  Fremont General Corp.                        214,945                     2,945
* Cimarex Energy Co.                           123,864                     2,942
* Linens 'n Things, Inc.                       124,573                     2,941
* Semtech Corp.                                206,435                     2,940
  Oshkosh Truck Corp.                           49,482                     2,935
  Equity One, Inc. REIT                        178,867                     2,933
* FTI Consulting, Inc.                         117,091                     2,924
  Great Lakes Chemical Corp.                   142,498                     2,907
  First Niagara Financial Group, Inc.          208,071                     2,905
* Odyssey Healthcare, Inc.                      78,432                     2,902
* Christopher & Banks Corp.                     78,358                     2,898
* Kronos, Inc.                                  56,915                     2,892
* Ascential Software Corp.                     175,658                     2,888
  Texas Regional Bancshares, Inc.               83,188                     2,887
  Airborne, Inc.                               138,027                     2,885
* Sybron Dental Specialties, Inc.              122,187                     2,884
* CNET Networks, Inc.                          462,657                     2,882
  Invacare Corp.                                87,216                     2,878
* Varian Semiconductor Equipment
    Associates, Inc.                            96,642                     2,876
  Post Properties, Inc. REIT                   108,216                     2,868
* Abgenix, Inc.                                273,189                     2,866
  Chittenden Corp.                             104,527                     2,859
  Fred's, Inc.                                  76,786                     2,855
* Sonic Corp.                                  112,168                     2,852
  Black Hills Corp.                             92,881                     2,851
* Ligand Pharmaceuticals Inc.
    Class B                                    209,385                     2,846
  Callaway Golf Co.                            215,209                     2,845
* CACI International, Inc.                      82,860                     2,842
  Alfa Corp.                                   223,504                     2,841
* CEC Entertainment Inc.                        76,799                     2,836
  IDACORP, Inc.                                107,962                     2,834
* Landstar System, Inc.                         45,066                     2,832
  Massey Energy Co.                            215,340                     2,832
  Reckson Associates Realty
    Corp. REIT                                 135,748                     2,832
* VISX Inc.                                    163,058                     2,829
  Minerals Technologies, Inc.                   58,014                     2,823
* Pediatrix Medical Group, Inc.                 79,150                     2,822
  Olin Corp.                                   164,723                     2,817
* Legato Systems, Inc.                         335,549                     2,815
  The Toro Co.                                  70,784                     2,814
* Continental Airlines, Inc. Class B           187,563                     2,808
  Home Properties of New York,
    Inc. REIT                                   79,516                     2,802
* Tractor Supply Co.                            58,670                     2,801
* NetIQ Corp.                                  180,584                     2,792
  Chateau Communities, Inc. REIT                94,349                     2,792
* Waste Connections, Inc.                       79,631                     2,791
* Anteon International Corp.                    99,614                     2,780
* United Auto Group, Inc.                      127,559                     2,778
* Trimeris, Inc.                                60,811                     2,778
* Choice Hotel International, Inc.             101,606                     2,775
* ADVO, Inc.                                    62,280                     2,765
* Arch Capital Group Ltd.                       79,406                     2,758
  Taubman Co. REIT                             143,434                     2,748
  New Jersey Resources Corp.                    77,397                     2,748
  Bob Evans Farms, Inc.                         99,397                     2,746
* NPS Pharmaceuticals Inc.                     112,802                     2,746
  Grey Global Group Inc.                         3,554                     2,746
  Delphi Financial Group, Inc.                  58,584                     2,742
* Cox Radio, Inc.                              118,596                     2,741
  Clarcor Inc.                                  70,955                     2,735
  Arrow International, Inc.                     61,878                     2,732
* Entegris Inc.                                203,264                     2,732
* Dionex Corp.                                  68,578                     2,726
* ExpressJet Holdings, Inc.                    180,513                     2,726
  MacDermid, Inc.                              103,507                     2,722
* K-V Pharmaceutical Co. Class A                97,760                     2,718
* Cognex Corp.                                 121,515                     2,716
* Alliance Gaming Corp.                        143,490                     2,713
* Entravision Communications Corp.             239,042                     2,713
* USG Corp.                                    142,573                     2,709
* Allmerica Financial Corp.                    150,560                     2,709
* Radio One, Inc. Class D                      152,170                     2,704
* Micrel, Inc.                                 259,666                     2,698
* Silicon Valley Bancshares                    113,277                     2,697
* Hot Topic, Inc.                               99,956                     2,690
* Catalina Marketing Corp.                     152,358                     2,689
  Commercial Federal Corp.                     126,659                     2,685
* Cumulus Media Inc.                           141,825                     2,685
  Impac Mortgage Holdings,
    Inc. REIT                                  160,500                     2,679
  York International Corp.                     114,429                     2,678
* Thoratec Corp.                               179,539                     2,675
  Hollinger International, Inc.                248,227                     2,673
* CTI Molecular Imaging, Inc.                  141,353                     2,673
* Skyworks Solutions, Inc.                     393,708                     2,665
* Lattice Semiconductor Corp.                  323,551                     2,663
* Western Wireless Corp. Class A               230,624                     2,659
* Cal Dive International, Inc.                 121,935                     2,658
* Jack in the Box Inc.                         119,004                     2,654
* Dade Behring Holdings Inc.                   115,525                     2,654
* Keane, Inc.                                  194,369                     2,649
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  Susquehanna Bancshares, Inc.                 113,410                     2,648
* Adaptec, Inc.                                339,952                     2,645
* Spinnaker Exploration Co.                    100,852                     2,642
* Knight Transportation, Inc.                  106,056                     2,641
* Mueller Industries Inc.                       97,261                     2,637
* MKS Instruments, Inc.                        145,784                     2,634
* The Medicines Co.                            133,672                     2,632
  The Phoenix Cos., Inc.                       291,388                     2,631
  Cathay Bancorp, Inc.                          58,938                     2,628
* Priceline.com, Inc.                          117,350                     2,627
* Dycom Industries, Inc.                       160,995                     2,624
* Unit Corp.                                   125,361                     2,621
  Kellwood Co.                                  82,871                     2,621
  Visteon Corp.                                381,235                     2,619
* Tetra Tech, Inc.                             152,743                     2,616
* Oakley, Inc.                                 222,074                     2,614
* OfficeMax, Inc.                              398,927                     2,613
* SCP Pool Corp.                                75,911                     2,611
  The Goodyear Tire & Rubber Co.               495,867                     2,603
  Flowers Foods, Inc.                          131,697                     2,602
* The Titan Corp.                              252,507                     2,598
* Exult Inc.                                   303,104                     2,598
  UMB Financial Corp.                           61,223                     2,596
* FMC Corp.                                    114,472                     2,591
* Quiksilver, Inc.                             156,830                     2,586
* VCA Antech, Inc.                             132,108                     2,585
  Brandywine Realty Trust REIT                 104,838                     2,581
  Ferro Corp.                                  114,460                     2,579
* Maverick Tube Corp.                          134,618                     2,578
* Andrew Corp.                                 279,679                     2,573
* ATMI, Inc.                                   103,044                     2,573
  Senior Housing Properties
    Trust REIT                                 189,736                     2,573
  Colonial Properties Trust REIT                73,095                     2,572
* Cobalt Corp.                                 125,139                     2,572
* Parametric Technology Corp.                  842,372                     2,569
* Hutchinson Technology, Inc.                   78,043                     2,567
  Granite Construction Co.                     133,929                     2,566
  State Auto Financial Corp.                   114,225                     2,564
* CV Therapeutics, Inc.                         86,262                     2,559
  Cleco Corp.                                  147,641                     2,557
  Wolverine World Wide, Inc.                   132,555                     2,553
* Radio One, Inc.                              142,576                     2,546
  Manufactured Home Communities,
    Inc. REIT                                   72,513                     2,546
  Nationwide Health Properties,
    Inc. REIT                                  159,768                     2,545
* Simpson Manufacturing Co.                     69,500                     2,544
  Mentor Corp.                                 131,196                     2,543
  The Brink's Co.                              174,398                     2,541
  Albany International Corp.                    92,335                     2,530
* PRIMEDIA Inc.                                829,275                     2,529
* Philadelphia Consolidated
    Holding Corp.                               62,533                     2,526
* AirTran Holdings, Inc.                       241,283                     2,526
* Cost Plus, Inc.                               70,801                     2,525
  Hughes Supply, Inc.                           72,616                     2,520
* Aeropostale, Inc.                            117,268                     2,519
* Mediacom Communications Corp.                255,201                     2,519
  Acuity Brands, Inc.                          138,554                     2,518
* AMERIGROUP Corp.                              67,600                     2,515
  Owens & Minor, Inc. Holding Co.              112,507                     2,515
* Investment Technology Group, Inc.            135,170                     2,514
  Matthews International Corp.                 101,294                     2,508
  LandAmerica Financial Group, Inc.             52,740                     2,505
* SERENA Software, Inc.                        119,782                     2,501
  Cabot Oil & Gas Corp.                         90,467                     2,498
* Corrections Corp. of America REIT             98,438                     2,493
* Copart, Inc.                                 263,731                     2,492
  Kilroy Realty Corp. REIT                      90,419                     2,487
* Manhattan Associates, Inc.                    95,718                     2,486
  St. Mary Land & Exploration Co.               91,021                     2,485
* Hanover Compressor Co.                       219,812                     2,484
  Glimcher Realty Trust REIT                   110,804                     2,482
  ABM Industries Inc.                          161,168                     2,482
* Benchmark Electronics, Inc.                   80,680                     2,482
  Strayer Education, Inc.                       31,221                     2,481
* Wilson Greatbatch
    Technologies, Inc.                          68,600                     2,476
* Cerner Corp.                                 107,826                     2,475
  Capital Automotive REIT                       88,346                     2,473
  Lincoln Electric Holdings, Inc.              121,103                     2,472
* CSG Systems International, Inc.              174,889                     2,471
* KEMET Corp.                                  244,351                     2,468
  East West Bancorp, Inc.                       68,278                     2,468
  Russ Berrie and Co., Inc.                     67,580                     2,467
  MAF Bancorp, Inc.                             66,497                     2,465
  PS Business Parks, Inc. REIT                  69,705                     2,461
* Men's Wearhouse, Inc.                        112,459                     2,457
  Overseas Shipholding Group Inc.              111,514                     2,454
  LNR Property Corp.                            65,580                     2,453
* Anixter International Inc.                   104,520                     2,449
* MedQuist, Inc.                               120,757                     2,444
* BlackRock, Inc.                               54,240                     2,443
  Alexandria Real Estate Equities,
    Inc. REIT                                   54,100                     2,435
* Rare Hospitality International Inc.           74,453                     2,433
* WCI Communities, Inc.                        126,340                     2,430
* Payless ShoeSource, Inc.                     194,110                     2,426
* Group 1 Automotive, Inc.                      74,830                     2,425
* Biosite Inc.                                  50,384                     2,423
* Penn National Gaming, Inc.                   117,877                     2,422
* Denbury Resources, Inc.                      180,328                     2,422
* ProAssurance Corp.                            89,500                     2,416
================================================================================
14
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Journal Register Co.                         133,506                     2,415
  Ruddick Corp.                                153,497                     2,413
  John H. Harland Co.                           92,202                     2,412
  Trinity Industries, Inc.                     130,211                     2,410
  CVB Financial Corp.                          123,401                     2,409
  Weis Markets, Inc.                            77,594                     2,407
* EMCOR Group, Inc.                             48,748                     2,406
  Hugoton Royalty Trust                        130,700                     2,405
  Potlatch Corp.                                93,384                     2,405
  Rollins, Inc.                                127,391                     2,401
  Kelly Services, Inc. Class A                 102,371                     2,401
* American Italian Pasta Co.                    57,623                     2,400
* Ralcorp Holdings, Inc.                        96,145                     2,400
* Applera Corp.-Celera
    Genomics Group                             232,495                     2,399
  Delta & Pine Land Co.                        109,038                     2,397
  Federal Signal Corp.                         136,258                     2,394
  Irwin Financial Corp.                         92,351                     2,392
* Kansas City Southern                         198,666                     2,390
* Thomas & Betts Corp.                         165,120                     2,386
  Gables Residential Trust REIT                 78,908                     2,385
  Hancock Holding Co.                           50,686                     2,385
  Vintage Petroleum, Inc.                      211,331                     2,384
* ProQuest Co.                                  92,356                     2,383
  Tupperware Corp.                             165,857                     2,382
* LifePoint Hospitals, Inc.                    113,716                     2,381
* American Financial Realty
    Trust REIT                                 159,600                     2,380
  First Commonwealth
    Financial Corp.                            183,474                     2,378
* Leapfrog Enterprises, Inc.                    74,700                     2,376
* OmniVision Technologies, Inc.                 76,100                     2,374
  R.L.I. Corp.                                  72,050                     2,370
  USF Corp.                                     87,882                     2,370
* THQ Inc.                                     131,585                     2,369
  CH Energy Group, Inc.                         52,604                     2,367
  Brookline Bancorp, Inc.                      168,747                     2,363
* Knight Trading Group, Inc.                   379,732                     2,362
  S & T Bancorp, Inc.                           86,046                     2,360
* Internet Security Systems, Inc.              162,802                     2,359
  TrustCo Bank NY                              212,689                     2,357
* National Processing, Inc.                    146,515                     2,356
* Tanox, Inc.                                  146,728                     2,355
  Banta Corp.                                   72,547                     2,348
* Ohio Casualty Corp.                          178,140                     2,348
* SEACOR SMIT Inc.                              64,309                     2,347
* Quanta Services, Inc.                        330,371                     2,346
* Regeneron Pharmaceuticals, Inc.              148,918                     2,345
  First Financial Bancorp                      146,533                     2,345
* Urban Outfitters, Inc.                        65,207                     2,341
  Winnebago Industries, Inc.                    61,748                     2,340
  A.O. Smith Corp.                              82,986                     2,336
* Integra LifeSciences Holdings                 88,511                     2,335
  Casey's General Stores, Inc.                 165,086                     2,334
* WilTel Communications, Inc.                  157,711                     2,325
* Barra, Inc.                                   65,088                     2,324
* Too Inc.                                     114,703                     2,323
  Chemical Financial Corp.                      77,943                     2,323
* Price Communications Corp.                   179,529                     2,318
  Sun Communities, Inc. REIT                    58,960                     2,317
* Coherent, Inc.                                97,776                     2,315
  Nordson Corp.                                 96,914                     2,311
* Progress Software Corp.                      111,458                     2,311
  Bank Mutual Corp.                             70,970                     2,307
* Vicuron Pharmaceuticals Inc.                 162,608                     2,306
* Priority Healthcare Corp. Class B            124,171                     2,303
* Watson Wyatt & Co. Holdings                   99,100                     2,297
* Borland Software Corp.                       235,072                     2,297
* Trimble Navigation Ltd.                      100,030                     2,294
  Crompton Corp.                               325,113                     2,292
  Centex Construction Products, Inc.            57,108                     2,290
* Renaissance Learning, Inc.                   104,442                     2,287
  Northwest Natural Gas Co.                     83,802                     2,284
  GATX Corp.                                   139,524                     2,281
  Avista Corp.                                 160,793                     2,275
* Alkermes, Inc.                               211,538                     2,274
* Power Integrations, Inc.                      93,449                     2,273
  Black Box Corp.                               62,728                     2,271
* Ariba, Inc.                                  763,009                     2,266
  IHOP Corp.                                    71,598                     2,260
* Superior Energy Services, Inc.               238,270                     2,259
* Tekelec                                      199,885                     2,259
  Redwood Trust, Inc. REIT                      56,582                     2,258
  Novastar Financial, Inc. REIT                 37,700                     2,253
  Corus Bankshares Inc.                         46,473                     2,251
  Liberty Corp.                                 52,892                     2,248
* Inveresk Research Group Inc.                 123,900                     2,243
  NL Industries, Inc.                          131,722                     2,239
* Lin TV Corp.                                  95,000                     2,237
  Reliance Steel & Aluminum Co.                108,079                     2,237
* EGL, Inc.                                    146,982                     2,234
  IMC Global Inc.                              332,793                     2,233
* Quantum Corp.                                550,158                     2,228
* Meritage Corp.                                45,054                     2,219
* Alaris Medical, Inc.                         171,300                     2,218
* FileNET Corp.                                122,821                     2,216
* Insight Communications Co., Inc.             167,508                     2,208
* MGI Pharma, Inc.                              86,117                     2,207
  Burlington Coat Factory
    Warehouse Corp.                            123,210                     2,206
* Guitar Center, Inc.                           76,000                     2,204
  Net.Bank, Inc.                               166,950                     2,197
  Dime Community Bancshares                     86,199                     2,194
  Brady Corp. Class A                           65,728                     2,192
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  Landry's Restaurants, Inc.                    92,759                     2,189
* Pinnacle Systems, Inc.                       204,304                     2,186
* Steel Dynamics, Inc.                         159,226                     2,181
* Kirby Corp.                                   77,300                     2,180
  Republic Bancorp, Inc.                       162,287                     2,178
* Exar Corp.                                   137,163                     2,171
  Farmer Brothers, Inc.                          6,389                     2,168
  Horace Mann Educators Corp.                  133,993                     2,161
  Modine Manufacturing Co.                     111,538                     2,160
  BankAtlantic Bancorp, Inc. Class A           181,236                     2,155
* Digital Insight Corp.                        112,826                     2,149
* US Oncology, Inc.                            290,339                     2,146
* RSA Security Inc.                            199,382                     2,143
  Selective Insurance Group                     85,553                     2,143
* Universal Compression
    Holdings, Inc.                             102,426                     2,137
  Longs Drug Stores, Inc.                      128,663                     2,136
* Grey Wolf, Inc.                              527,991                     2,133
  Analogic Corp.                                43,524                     2,122
* AmSurg Corp.                                  69,299                     2,114
* Enzo Biochem, Inc.                            98,189                     2,113
  NDCHealth Corp.                              114,969                     2,110
* Advanced Neuromodulation
    Systems, Inc.                               40,700                     2,107
  Provident Bankshares Corp.                    82,644                     2,100
* Six Flags, Inc.                              309,643                     2,099
* Oceaneering International, Inc.               82,149                     2,099
  UniSource Energy Corp.                       111,483                     2,096
  MB Financial, Inc.                            52,332                     2,095
* American Management
    Systems, Inc.                              146,692                     2,095
  H.B. Fuller Co.                               95,079                     2,094
  G & K Services, Inc. Class A                  70,696                     2,093
  Commercial Net Lease Realty REIT             121,299                     2,091
* Ryan's Family Steak Houses, Inc.             149,346                     2,091
  Kaydon Corp.                                 100,484                     2,090
  Engineered Support Systems, Inc.              49,930                     2,090
  Northwest Bancorp, Inc.                      130,538                     2,089
* Verint Systems Inc.                           82,100                     2,086
* IGEN International, Inc.                      66,374                     2,084
* Triarc Cos., Inc. Class A                     69,462                     2,083
* LendingTree, Inc.                             84,997                     2,081
* FEI Co.                                      110,837                     2,079
  Georgia Gulf Corp.                           104,988                     2,079
  Cambrex Corp.                                 90,257                     2,078
  Spartech Corp.                                97,780                     2,074
* United Surgical Partners
    International, Inc.                         91,749                     2,073
  Waypoint Financial Corp.                     114,764                     2,070
  Lennox International Inc.                    160,546                     2,066
* DRS Technologies, Inc.                        73,948                     2,065
* The Advisory Board Co.                        50,880                     2,062
* Micromuse Inc.                               257,585                     2,058
* Argosy Gaming Co.                             98,381                     2,057
  Southwest Gas Corp.                           97,118                     2,057
* CUNO Inc.                                     56,935                     2,057
* MSC Industrial Direct Co., Inc.
    Class A                                    114,861                     2,056
* Wright Medical Group, Inc.                   108,085                     2,054
* Wynn Resorts Ltd.                            116,080                     2,053
  Russell Corp.                                107,916                     2,050
* Hydrill Co.                                   75,200                     2,049
* Electronics Boutique Holdings Corp.           88,537                     2,046
  Blockbuster Inc. Class A                     121,155                     2,042
* Axcelis Technologies, Inc.                   333,461                     2,041
  Pacific Northwest Bancorp                     58,652                     2,039
  Alabama National BanCorporation               41,977                     2,035
* Advanced Digital
    Information Corp.                          203,449                     2,032
* First Federal Financial Corp.                 57,531                     2,030
  Franklin Electric, Inc.                       36,425                     2,027
* Telik, Inc.                                  126,100                     2,026
* MICROS Systems, Inc.                          61,443                     2,026
  Harleysville Group, Inc.                      88,018                     2,026
* BioMarin Pharmaceutical Inc.                 207,436                     2,025
* Movie Gallery, Inc.                          109,572                     2,022
  USEC Inc.                                    287,881                     2,021
* Yellow Corp.                                  87,086                     2,016
  Interstate Bakeries Corp.                    158,049                     2,007
* Technitrol, Inc.                             133,362                     2,007
* Aztar Corp.                                  124,015                     1,998
  K-Swiss, Inc.                                 57,820                     1,996
  Anchor Bancorp Wisconsin Inc.                 83,539                     1,996
  Cubic Corp.                                   89,707                     1,993
  M/I Schottenstein Homes, Inc.                 46,700                     1,993
* Lone Star Technologies, Inc.                  94,031                     1,992
  NBT Bancorp, Inc.                            102,901                     1,991
* DSP Group Inc.                                92,422                     1,990
* Oil States International, Inc.               164,200                     1,987
* Newport Corp.                                133,986                     1,983
  Mine Safety Appliances Co.                    45,451                     1,983
* BankUnited Financial Corp.                    98,333                     1,981
* Chiquita Brands International, Inc.          136,582                     1,980
  Millennium Chemicals, Inc.                   208,150                     1,980
* Gaylord Entertainment Co. Class A            101,031                     1,977
* UNOVA, Inc.                                  177,936                     1,975
  Anthracite Capital Inc. REIT                 163,602                     1,973
* MPS Group, Inc.                              286,655                     1,972
* WebEx Communications, Inc.                   141,224                     1,970
* UICI                                         130,615                     1,968
  Otter Tail Corp.                              72,873                     1,966
  UIL Holdings Corp.                            48,460                     1,965
  Amcore Financial, Inc.                        84,334                     1,963
  Baldor Electric Co.                           94,925                     1,956
================================================================================
16
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  F & M Bancorp                                 39,491                     1,948
  Tecumseh Products Co. Class A                 50,827                     1,947
  Wausau-Mosinee Paper Corp.                   173,853                     1,947
  Vector Group Ltd.                            111,071                     1,944
* Ask Jeeves, Inc.                             141,273                     1,943
  CARBO Ceramics Inc.                           52,101                     1,941
  Sterling Bancshares, Inc.                    147,990                     1,936
  Wabtec Corp.                                 139,001                     1,934
  Santander BanCorp                            117,959                     1,930
  Harbor Florida Bancshares, Inc.               80,267                     1,923
* Advent Software, Inc.                        113,532                     1,920
* Digital River, Inc.                           99,139                     1,913
* Magnum Hunter Resources Inc.                 239,334                     1,912
  Florida East Coast Industries, Inc.
    Class A                                     74,456                     1,902
  Arkansas Best Corp.                           79,963                     1,902
* Tularik, Inc.                                191,352                     1,902
* Informatica Corp.                            274,469                     1,897
* Encore Acquisition Co.                        98,847                     1,893
* United Defense Industries Inc.                72,820                     1,889
* CommScope, Inc.                              198,610                     1,887
* United Natural Foods, Inc.                    66,800                     1,880
  Charter Financial Corp.                       66,458                     1,877
* Pacer International, Inc.                     99,384                     1,874
* Forward Air Corp.                             73,811                     1,873
  Brown Shoe Co., Inc.                          62,755                     1,870
  The Trust Co. of New Jersey                   61,444                     1,862
* NetFlix.com, Inc.                             72,780                     1,860
* j2 Global Communications, Inc.                40,352                     1,855
* Hain Celestial Group, Inc.                   115,894                     1,853
* CSK Auto Corp.                               128,109                     1,851
* Magma Design Automation, Inc.                107,848                     1,850
  Glenborough Realty Trust, Inc. REIT           96,460                     1,847
* Sierra Pacific Resources                     310,860                     1,847
* Impax Laboratories, Inc.                     153,700                     1,843
* TiVo Inc.                                    151,045                     1,840
* W-H Energy Services, Inc.                     94,276                     1,836
* Enzon Pharmaceuticals, Inc.                  146,545                     1,835
* Dendrite International, Inc.                 142,175                     1,831
* El Paso Electric Co.                         148,400                     1,830
* Actuant Corp.                                 38,585                     1,826
* Allen Telecom Inc.                           110,389                     1,824
  Walter Industries, Inc.                      154,545                     1,816
* Genesis Health Ventures, Inc.                102,599                     1,811
* Shuffle Master, Inc.                          61,545                     1,809
* Papa John's International, Inc.               64,383                     1,806
* CompuCredit Corp.                            148,127                     1,800
* Nektar Therapeutics                          194,732                     1,797
  Umpqua Holdings Corp.                         94,296                     1,791
* WellChoice Inc.                               61,100                     1,789
* Southwestern Energy Co.                      118,728                     1,782
  Roadway Corp.                                 62,462                     1,782
* Triad Guaranty, Inc.                          46,934                     1,781
* American Medical Systems
    Holdings, Inc.                             104,926                     1,770
  Inter-Tel, Inc.                               83,258                     1,767
* Symyx Technologies, Inc.                     108,253                     1,767
* Quicksilver Resources, Inc.                   73,735                     1,766
* Rogers Corp.                                  52,942                     1,763
* Offshore Logistics, Inc.                      81,016                     1,762
  Bandag, Inc.                                  47,238                     1,761
  MGE Energy, Inc.                              55,876                     1,760
* SurModics, Inc.                               57,604                     1,757
* Palm, Inc.                                   107,558                     1,750
  Value Line, Inc.                              35,600                     1,748
* Sinclair Broadcast Group, Inc.               150,233                     1,744
  Churchill Downs, Inc.                         45,503                     1,743
* Extreme Networks, Inc.                       328,854                     1,743
  First Financial Bankshares, Inc.              52,067                     1,742
* Iomega Corp.                                 164,127                     1,740
  Harleysville National Corp.                   64,248                     1,739
* Hecla Mining Co.                             408,408                     1,728
* ChipPAC, Inc.                                225,021                     1,726
* La Quinta Corp. REIT                         400,112                     1,724
* Syntel, Inc.                                 109,391                     1,721
* Jones Lang Lasalle Inc.                      108,698                     1,717
* Tesoro Petroleum Corp.                       249,500                     1,717
  Wintrust Financial Corp.                      57,990                     1,717
* Veeco Instruments, Inc.                      100,773                     1,716
  National Penn Bancshares Inc.                 61,054                     1,714
* Remington Oil & Gas Corp.                     92,900                     1,708
  Holly Corp.                                   61,846                     1,707
  Brookfield Homes Corp.                       110,600                     1,706
* Maguire Properties, Inc. REIT                 88,500                     1,704
* Global Industries Ltd.                       353,428                     1,704
  Regal-Beloit Corp.                            89,018                     1,700
* Albany Molecular Research, Inc.              112,294                     1,696
* FormFactor Inc.                               95,700                     1,694
  Kimball International, Inc. Class B          108,229                     1,688
* Metrologic Instruments, Inc.                  50,600                     1,682
  Quanex Corp.                                  56,595                     1,682
* Esperion Therapeutics, Inc.                   85,650                     1,678
  Seacoast Financial Services Corp.             84,567                     1,674
  Glatfelter                                   113,517                     1,674
* Cyberonics, Inc.                              77,762                     1,673
* WMS Industries, Inc.                         107,242                     1,672
  City Holding Co.                              57,037                     1,669
* InterMune Inc.                               103,560                     1,668
* The Gymboree Corp.                            99,376                     1,668
* School Specialty, Inc.                        58,555                     1,666
  PFF Bancorp, Inc.                             43,047                     1,664
* Charming Shoppes, Inc.                       333,677                     1,658
  MFA Mortgage Investments,
    Inc. REIT                                  165,100                     1,658
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Joy Global Inc.                              111,800                     1,651
  First Sentinel Bancorp Inc.                  103,393                     1,651
* Cray Inc.                                    208,400                     1,646
  Empire District Electric Co.                  75,596                     1,644
  Westbanco Inc.                                67,602                     1,643
  Kansas City Life Insurance Co.                38,111                     1,633
* Stewart Information Services Corp.            58,620                     1,633
* Financial Federal Corp.                       66,859                     1,631
  First Charter Corp.                           93,727                     1,631
* Connetics Corp.                              108,726                     1,628
* CDI Corp.                                     62,448                     1,621
  Coca-Cola Bottling Co.                        29,683                     1,621
* United Therapeutics Corp.                     74,231                     1,617
  Summit Properties, Inc. REIT                  77,791                     1,606
  The Pep Boys
   (Manny, Moe & Jack)                         118,193                     1,597
* Sonic Automotive, Inc.                        72,786                     1,595
  Oriental Financial Group Inc.                 61,859                     1,589
  United National Bancorp                       57,475                     1,586
* Power-One, Inc.                              221,053                     1,581
* Handleman Co.                                 98,519                     1,576
* Credit Acceptance Corp.                      155,744                     1,571
  United Community Banks, Inc.                  62,862                     1,570
* AFC Enterprises, Inc.                         96,629                     1,569
  Connecticut Bancshares, Inc.                  39,950                     1,568
  Central Pacific Financial Co.                 56,524                     1,566
  Surewest Communications                       51,592                     1,561
  Cato Corp. Class A                            73,765                     1,555
* Griffon Corp.                                 97,104                     1,554
* Penwest Pharmaceuticals Co.                   63,614                     1,550
  Commercial Metals Co.                         86,973                     1,547
* Portfolio Recovery Associates, Inc.           49,400                     1,541
* ILEX Oncology, Inc.                           79,357                     1,540
* Verity, Inc.                                 121,529                     1,539
* Align Technology, Inc.                       122,500                     1,537
* Newpark Resources, Inc.                      280,341                     1,536
  Zenith National Insurance Corp.               53,806                     1,533
* InfoSpace, Inc.                              112,742                     1,530
* Echelon Corp.                                111,010                     1,529
  Hudson River Bancorp. Inc.                    54,687                     1,527
* Silgan Holdings, Inc.                         48,769                     1,525
* Comstock Resources, Inc.                     111,335                     1,523
* Checkpoint Systems, Inc.                     107,598                     1,523
* Pre-Paid Legal Services, Inc.                 62,062                     1,522
* MAXIMUS, Inc.                                 54,953                     1,518
  Frontier Oil Corp.                            99,813                     1,517
  Anworth Mortgage
    Asset Corp. REIT                            98,300                     1,516
* webMethods, Inc.                             186,337                     1,515
* eFunds Corp.                                 131,322                     1,514
* Plains Exploration & Production Co.          139,997                     1,513
* Trammell Crow Co.                            142,029                     1,507
  Mid-State Bancshares                          76,191                     1,505
  Getty Realty Holding Corp. REIT               67,228                     1,501
  Corporate Office Properties Trust,
    Inc. REIT                                   88,479                     1,498
* Tejon Ranch Co.                               49,752                     1,498
* Digene Corp.                                  54,806                     1,492
* Sola International Inc.                       85,758                     1,492
  Community Bank System, Inc.                   39,238                     1,491
* Rayovac Corp.                                115,129                     1,491
  The Laclede Group, Inc.                       55,500                     1,487
* Remec, Inc.                                  212,550                     1,479
* IDX Systems Corp.                             95,018                     1,475
  First Federal Capital Corp.                   73,843                     1,466
* AK Steel Corp.                               404,596                     1,465
  FBL Financial Group, Inc. Class A             72,590                     1,463
* Atlantic Coast Airlines
    Holdings Inc.                              108,325                     1,461
* Haemonetics Corp.                             78,087                     1,460
  National Health Investors REIT                79,167                     1,460
* Alexander's, Inc. REIT                        17,416                     1,454
* Select Comfort Corp.                          88,600                     1,451
* Technical Olympic USA, Inc.                   61,376                     1,450
  American States Water Co.                     53,105                     1,450
* Headwaters Inc.                               98,485                     1,447
  Penn Virginia Corp.                           33,622                     1,446
  Pennsylvania REIT                             48,223                     1,444
* Hewitt Associates, Inc.                       61,260                     1,443
* William Lyon Homes, Inc.                      45,286                     1,442
* PEC Solutions, Inc.                           89,576                     1,442
* Central Garden and Pet Co.                    60,400                     1,441
  Sauer-Danfoss, Inc.                          133,935                     1,440
* The Warnaco Group, Inc.                      106,900                     1,438
* Boca Resorts, Inc. Class A                   110,407                     1,435
* Ventana Medical Systems, Inc.                 52,564                     1,429
* At Road, Inc.                                130,800                     1,428
* UTStarcom, Inc.                               40,147                     1,428
* Helen of Troy Ltd.                            93,694                     1,420
  Berry Petroleum Class A                       79,124                     1,420
  A. Schulman Inc.                              88,383                     1,419
* Jo-Ann Stores, Inc. Class A                   56,079                     1,419
* eResearch Technology, Inc.                    63,774                     1,413
  Watsco, Inc.                                  85,324                     1,413
* Arris Group Inc.                             284,750                     1,412
* Lexar Media, Inc.                            147,919                     1,411
* Pozen Inc.                                   128,426                     1,410
* Saxon Capital Inc.                            81,111                     1,410
  Watts Industries Class A                      78,833                     1,407
  McGrath Rent Corp.                            52,472                     1,403
* Littelfuse, Inc.                              62,724                     1,403
  Tredegar Corp.                                93,539                     1,402
* Palm Harbor Homes, Inc.                       74,010                     1,402
* Atrix Laboratories, Inc.                      63,661                     1,400
================================================================================
18
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Wireless Facilities, Inc.                    117,535                     1,399
* CONMED Corp.                                  76,589                     1,399
  Landauer, Inc.                                33,425                     1,398
* Credence Systems Corp.                       164,748                     1,395
* Photronics Inc.                               79,924                     1,395
* California Pizza Kitchen, Inc.                64,814                     1,394
* bebe stores, inc                              72,837                     1,393
* CorVel Corp.                                  38,682                     1,393
  Town & Country Trust REIT                     59,883                     1,392
* Atwood Oceanics, Inc.                         51,138                     1,388
  The Manitowoc Co., Inc.                       62,242                     1,388
* AMN Healthcare Services, Inc.                109,234                     1,387
* The Children's Place Retail
    Stores, Inc.                                69,733                     1,385
* Playtex Products, Inc.                       215,271                     1,382
* Old Dominion Freight Line, Inc.               63,859                     1,381
  Boston Private Financial
    Holdings, Inc.                              65,223                     1,375
  Riggs National Corp.                          90,323                     1,375
  Texas Industries, Inc.                        57,703                     1,373
* Vignette Corp.                               658,298                     1,369
* Time Warner Telecom Inc.                     214,641                     1,367
* NCO Group, Inc.                               76,223                     1,365
* Ultratech, Inc.                               73,795                     1,364
  EastGroup Properties, Inc. REIT               50,525                     1,364
* CMGI Inc.                                    816,810                     1,364
  Sovran Self Storage, Inc. REIT                43,225                     1,362
* Enterasys Networks, Inc.                     448,946                     1,360
* Wabash National Corp.                         96,885                     1,359
* Sunrise Senior Living, Inc.                   60,721                     1,359
* IDine Rewards Network Inc.                    98,700                     1,356
* Plains Resources Inc.                         95,827                     1,356
* FuelCell Energy, Inc.                        165,506                     1,355
* Nuevo Energy Co.                              77,523                     1,353
  Koger Equity, Inc. REIT                       78,482                     1,352
* ValueVision Media, Inc.                       99,178                     1,352
  First Financial Holdings, Inc.                49,937                     1,350
  Oxford Industries, Inc.                       32,520                     1,350
* Adolor Corp.                                 109,953                     1,349
* TriQuint Semiconductor, Inc.                 323,885                     1,347
  Parkway Properties Inc. REIT                  32,007                     1,346
* Aeroflex, Inc.                               173,674                     1,344
  OceanFirst Financial Corp.                    55,022                     1,344
  The Nautilus Group, Inc.                     108,380                     1,344
* Bright Horizons Family
    Solutions, Inc.                             40,036                     1,344
  Schweitzer-Mauduit
    International, Inc.                         55,160                     1,332
  Central Parking Corp.                        107,731                     1,332
* URS Corp.                                     68,027                     1,324
* Kulicke & Soffa Industries, Inc.             207,079                     1,323
* USI Holdings Corp.                           112,200                     1,319
* InVision Technologies, Inc.                   52,532                     1,318
  Cash America International Inc.               99,528                     1,316
  Woodward Governor Co.                         30,592                     1,315
* ViaSat, Inc.                                  91,600                     1,314
  The Stride Rite Corp.                        131,869                     1,313
* Insituform Technologies Inc.
    Class A                                     74,231                     1,312
* Esterline Technologies Corp.                  75,366                     1,312
* Corvis Corp.                                 874,521                     1,312
  Stewart & Stevenson
    Services, Inc.                              83,220                     1,311
* TETRA Technologies, Inc.                      44,093                     1,307
* Kensey Nash Corp.                             49,738                     1,301
  First Financial Corp. (IN)                    24,570                     1,300
  Interpool, Inc.                               78,832                     1,294
  Mid Atlantic Realty Trust REIT                61,655                     1,291
* aQuantive, Inc.                              122,865                     1,290
* Inspire Pharmaceuticals, Inc.                119,267                     1,288
  MTS Systems Corp.                             87,386                     1,288
* International Multifoods Corp.                56,117                     1,286
  WSFS Financial Corp.                          33,441                     1,284
  U.S.B. Holding Co., Inc.                      72,281                     1,283
  Gray Television, Inc.                        103,300                     1,281
* Energy Partners, Ltd.                        110,898                     1,281
* TransMontaigne Inc.                          197,507                     1,280
  Gevity HR, Inc.                              108,252                     1,280
* The Wet Seal, Inc. Class A                   119,516                     1,276
* Swift Energy Co.                             115,911                     1,275
* Photon Dynamics, Inc.                         46,141                     1,275
  Barnes Group, Inc.                            58,568                     1,274
* Alliance Data Systems Corp.                   54,400                     1,273
  Metris Cos., Inc.                            229,002                     1,271
* Ocular Sciences, Inc.                         63,993                     1,270
* eSPEED, Inc. Class A                          64,264                     1,270
  Glacier Bancorp, Inc.                         51,365                     1,265
  ElkCorp                                       56,058                     1,261
* Gulfmark Offshore, Inc.                       74,696                     1,261
* Itron, Inc.                                   58,352                     1,258
* The Sports Authority, Inc.                   117,530                     1,258
* Dollar Thrifty Automotive
    Group, Inc.                                 67,785                     1,257
* Nautica Enterprises, Inc.                     98,002                     1,257
  Hooper Holmes, Inc.                          195,133                     1,257
* PETCO Animal Supplies, Inc.                   57,800                     1,257
  NACCO Industries, Inc. Class A                21,292                     1,255
  WD-40 Co.                                     43,900                     1,253
* Province Healthcare Co.                      113,205                     1,253
* Trex Co., Inc.                                31,900                     1,252
* Consolidated Graphics, Inc.                   54,579                     1,249
  R & G Financial Corp. Class B                 42,020                     1,248
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  MCG Capital Corp.                             85,960                     1,246
  Lexington Corporate Properties
    Trust REIT                                  70,300                     1,244
* Kopin Corp.                                  203,000                     1,242
  Independent Bank Corp. (MA)                   54,991                     1,242
* Mercury Computer Systems, Inc.                68,356                     1,241
  Tanger Factory Outlet Centers,
    Inc. REIT                                   37,522                     1,241
  Frontier Financial Corp.                      43,549                     1,237
* CCC Information Services Group                85,300                     1,237
  Community Trust Bancorp Inc.                  47,301                     1,236
* PRG-Schultz International, Inc.              209,405                     1,235
  Advanta Corp. Class A                        125,269                     1,233
* Scientific Games Corp.                       131,113                     1,232
* Viasys Healthcare Inc.                        59,533                     1,232
* Teledyne Technologies, Inc.                   94,053                     1,232
* Silicon Image, Inc.                          219,869                     1,227
* Regeneration Technologies, Inc.               92,035                     1,223
  Flushing Financial Corp.                      55,171                     1,223
* Gardner Denver Inc.                           59,776                     1,223
* PSS World Medical, Inc.                      212,517                     1,222
  Gold Banc Corp., Inc.                        116,254                     1,222
  Crown American Realty
    Trust REIT                                 113,465                     1,219
  Pulitzer, Inc.                                24,650                     1,218
  PolyMedica Corp.                              26,600                     1,218
  Allegheny Technologies Inc.                  184,397                     1,217
* General Maritime Corp.                       119,866                     1,217
  BP Prudhoe Bay Royalty Trust                  64,400                     1,217
* CIMA Labs Inc.                                45,231                     1,216
* The Dress Barn, Inc.                          95,894                     1,215
  Riviana Foods, Inc.                           45,114                     1,214
* Kenneth Cole Productions, Inc.                62,257                     1,213
* F5 Networks, Inc.                             71,536                     1,205
* SafeNet, Inc.                                 43,066                     1,205
* Antigenics, Inc.                             104,324                     1,202
  Great American Financial
    Resources, Inc.                             91,564                     1,200
* Input/Output, Inc.                           223,084                     1,200
  Independent Bank Corp. (MI)                   46,612                     1,197
* PAREXEL International Corp.                   85,562                     1,194
  Lennar Corp. Class B                          17,338                     1,191
  Movado Group, Inc.                            54,534                     1,186
* First Republic Bank                           44,559                     1,185
* Ameristar Casinos, Inc.                       55,510                     1,185
* Alaska Air Group, Inc.                        55,231                     1,185
* Per-Se Technologies, Inc.                    105,360                     1,183
* 1-800 CONTACTS, Inc.                          48,300                     1,182
  Roto-Rooter, Inc.                             30,949                     1,182
* Zoran Corp.                                   61,500                     1,181
  Bowne & Co., Inc.                             90,538                     1,180
* McDermott International, Inc.                185,572                     1,175
* ArthroCare Corp.                              70,082                     1,175
* K2 Inc.                                       95,871                     1,174
  RPC Inc.                                     106,646                     1,173
* Audiovox Corp.                               104,735                     1,172
  Hancock Fabrics, Inc.                         72,470                     1,170
* Quaker City Bancorp, Inc.                     28,453                     1,168
  PolyOne Corp.                                262,408                     1,168
* Akamai Technologies, Inc.                    240,213                     1,167
* Bone Care International, Inc.                 83,770                     1,164
* American Healthways Inc.                      32,200                     1,163
* Dick's Sporting Goods, Inc.                   31,700                     1,163
  Arch Chemicals, Inc.                          60,743                     1,160
* Zymogenetics, Inc.                            99,588                     1,159
* Pegasus Solutions Inc.                        71,326                     1,159
* Shaw Group, Inc.                              96,176                     1,159
* Triton PCS, Inc.                             229,106                     1,157
* Navigators Group, Inc.                        38,776                     1,156
  Rock-Tenn Co.                                 68,100                     1,154
* Sierra Health Services, Inc.                  57,700                     1,154
  Phillips-Van Heusen Corp.                     84,481                     1,151
  Longview Fibre Co.                           140,376                     1,151
* Forrester Research, Inc.                      70,321                     1,150
  Simmons First National Corp.                  57,490                     1,150
* Kyphon Inc.                                   76,082                     1,150
* ESCO Technologies Inc.                        26,100                     1,148
  Libbey, Inc.                                  50,581                     1,148
* aaiPharma Inc.                                57,750                     1,148
  Belden, Inc.                                  72,251                     1,148
* Young Broadcasting Inc.                       54,330                     1,148
* SPS Technologies, Inc.                        42,433                     1,147
  CNA Surety Corp.                             116,380                     1,146
* Zoll Medical Corp.                            34,132                     1,145
  Newmil Bancorp, Inc.                          52,300                     1,145
* American Pharmaceuticals
    Partners, Inc.                              33,770                     1,145
* America West Holdings Corp.
    Class B                                    168,267                     1,144
* TriPath Imaging, Inc.                        167,286                     1,143
  Curtiss-Wright Corp.                          18,070                     1,142
* Veritas DGC Inc.                              99,227                     1,141
  South Jersey Industries, Inc.                 30,900                     1,139
* Advanced Medical Optics, Inc.                 66,764                     1,138
* infoUSA Inc.                                 140,466                     1,138
* Daktronics, Inc.                              69,500                     1,136
  World Fuel Services Corp.                     46,185                     1,136
* Perry Ellis International Corp.               58,177                     1,136
  Midwest Banc Holdings, Inc.                   58,257                     1,131
* Coinstar, Inc.                                59,975                     1,131
  LSB Corp.                                     68,600                     1,131
* Avatar Holding, Inc.                          37,366                     1,129
================================================================================
20
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  Kramont Realty Trust REIT                     68,328                     1,127
* Identix, Inc.                                177,087                     1,125
  Presidential Life Corp.                       79,663                     1,124
* A.C. Moore Arts & Crafts, Inc.                56,086                     1,123
* UnitedGlobalCom Inc. Class A                 217,195                     1,123
  Arrow Financial Corp.                         33,634                     1,122
* Sigma Designs, Inc.                          103,200                     1,121
  First Source Corp.                            60,207                     1,117
* Labor Ready, Inc.                            155,811                     1,117
* National Western Life Insurance Co.
    Class A                                     10,049                     1,110
  American Home Mortgage
    Holdings, Inc.                              56,600                     1,108
  RAIT Investment Trust REIT                    41,800                     1,108
* Fleetwood Enterprises, Inc.                  149,432                     1,106
* Hawthorne Financial Corp.                     31,840                     1,104
  NYMAGIC, Inc.                                 54,436                     1,103
* Agile Software Corp.                         114,157                     1,102
* Prima Energy Corp.                            52,742                     1,101
* Ionics, Inc.                                  49,139                     1,099
* Multimedia Games Inc.                         43,100                     1,099
* Dril-Quip, Inc.                               60,372                     1,099
  NUI Corp.                                     70,758                     1,098
* Range Resources Corp.                        175,100                     1,098
* Tradestation Group Inc.                      106,935                     1,097
  Fidelity Bancorp, Inc.                        33,873                     1,095
  Great Southern Bancorp, Inc.                  28,406                     1,095
  Quaker Chemical Corp.                         43,677                     1,094
  C & D Technologies, Inc.                      76,124                     1,093
  Thomas Industries, Inc.                       40,400                     1,093
  GenCorp, Inc.                                122,675                     1,091
  Vital Signs, Inc.                             41,970                     1,090
* Infonet Services Corp.                       685,139                     1,089
* Imagistics International Inc.                 42,188                     1,088
  Chesapeake Corp. of Virginia                  49,799                     1,088
* Immucor Inc.                                  49,839                     1,086
  Omega Financial Corp.                         31,720                     1,085
* Diversa Corp.                                110,255                     1,084
  Peoples Holding Co.                           24,489                     1,084
  EDO Corp.                                     61,123                     1,082
  Ameron International Corp.                    31,096                     1,081
  Columbia Bancorp                              44,974                     1,079
* I-STAT Corp.                                 120,038                     1,079
* Cubist Pharmaceuticals, Inc.                 101,054                     1,077
  Aquila, Inc.                                 417,532                     1,077
* I.D. Systems, Inc.                           135,398                     1,076
  First Place Financial Corp.                   62,107                     1,076
  The Standard Register Co.                     65,247                     1,075
  Provident Financial Holdings, Inc.            36,567                     1,073
  Capital City Bank Group, Inc.                 29,611                     1,072
* Resources Connection, Inc.                    44,900                     1,071
* Playboy Enterprises, Inc. Class B             78,714                     1,071
* Moog Inc.                                     30,800                     1,070
  Sandy Spring Bancorp, Inc.                    33,862                     1,070
* Armor Holdings, Inc.                          79,829                     1,070
* Plexus Corp.                                  92,491                     1,066
* Stillwater Mining Co.                        207,111                     1,065
  Cascade Bancorp                               61,388                     1,064
* Strattec Security Corp.                       19,945                     1,061
* Jos. A. Bank Clothiers, Inc.                  31,675                     1,059
* SRA International, Inc.                       33,014                     1,056
* Charles River Associates Inc.                 37,276                     1,054
* AtheroGenics, Inc.                            70,580                     1,054
* Bruker Daltonics, Inc.                       197,554                     1,053
* S&K Famous Brands Inc.                        70,133                     1,052
* Medarex, Inc.                                159,565                     1,052
* Right Management
    Consultants, Inc.                           82,873                     1,048
* Monaco Coach Corp.                            68,374                     1,048
* OMI Corp.                                    170,100                     1,048
* American Physicians Capital, Inc.             43,207                     1,048
  Prosperity Bancshares, Inc.                   54,400                     1,047
* Exelixis, Inc.                               150,680                     1,046
  CB Bancshares Inc. (HI)                       16,823                     1,045
* Insight Enterprises, Inc.                    103,876                     1,045
* Netscreen Technologies, Inc.                  46,300                     1,044
  Lindsay Manufacturing Co.                     44,895                     1,042
* Packeteer, Inc.                               66,915                     1,042
* Opsware, Inc.                                259,148                     1,042
* Insignia Financial Group, Inc.                93,597                     1,040
* Intermagnetics General Corp.                  52,380                     1,039
* ShopKo Stores, Inc.                           79,909                     1,039
  RFS Hotel Investors, Inc. REIT                84,255                     1,038
* Eclipsys Corp.                                99,284                     1,037
  Texas Genco Holdings, Inc.                    44,491                     1,034
* Sotheby's Holdings Class A                   138,848                     1,033
* NCI Building Systems, Inc.                    61,740                     1,031
  Seacoast Banking Corp. of Florida             60,389                     1,029
* Transkaryotic Therapies, Inc.                 89,161                     1,029
  Allegiant Bancorp, Inc.                       50,800                     1,029
* Lifeline Systems, Inc.                        36,209                     1,028
  Universal Health Realty Income REIT           38,078                     1,028
* IDT Corp. Class B                             58,342                     1,027
  United Fire & Casualty Co.                    31,555                     1,025
* Actel Corp.                                   49,961                     1,024
* Local Financial Corp.                         70,668                     1,020
* J. Jill Group, Inc.                           60,542                     1,020
* Advanced Energy Industries, Inc.              71,392                     1,017
* Keynote Systems Inc.                          96,984                     1,016
  Aaron Rents, Inc. Class B                     39,300                     1,016
* Indevus Pharmaceuticals, Inc.                162,731                     1,015
* Ribapharm Inc.                               157,285                     1,014
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Rainbow Technologies, Inc.                   120,468                     1,013
* PracticeWorks Inc.                            52,471                     1,013
  Nash-Finch Co.                                60,745                     1,011
* Ixia                                         157,143                     1,010
* ESS Technology, Inc.                         103,288                     1,007
* OraSure Technologies, Inc.                   134,876                     1,006
* American Residential Investment
    Trust, Inc. REIT                           109,840                     1,006
  X-Rite Inc.                                  101,465                     1,006
  GBC Bancorp                                   26,167                     1,005
* Kos Pharmaceuticals, Inc.                     42,800                     1,005
* Transaction Systems
    Architects, Inc.                           111,995                     1,003
  St. Francis Capital Corp.                     34,517                     1,003
  FelCor Lodging Trust, Inc. REIT              127,648                     1,002
  Greif Inc. Class A                            43,347                       997
  Carpenter Technology Corp.                    63,880                       997
* Learning Tree International, Inc.             63,665                       995
* VistaCare, Inc.                               40,900                       994
* Orthodontic Centers of America, Inc.         124,083                       994
* i2 Technologies, Inc.                        993,568                       994
  CTS Corp.                                     94,797                       991
* Inet Technologies, Inc.                       99,288                       990
* Orbital Sciences Corp.                       135,449                       989
* American Medical Security
    Group, Inc.                                 51,747                       988
  Action Performance Cos., Inc.                 52,015                       988
* Stage Stores, Inc.                            42,045                       988
* Epicor Software Corp.                        164,925                       988
  First Community Bancorp                       31,392                       985
  Schnitzer Steel Industries, Inc.
    Class A                                     22,325                       985
* SciClone Pharmaceuticals, Inc.               114,737                       982
* Safeguard Scientifics, Inc.                  363,398                       981
  Banner Corp.                                  47,859                       981
* United PanAm Financial Corp.                  79,986                       979
* Steven Madden, Ltd.                           44,800                       978
  National Presto Industries, Inc.              30,963                       978
  Steelcase Inc.                                83,005                       976
* Goody's Family Clothing                      112,317                       972
* Westell Technologies, Inc.                   112,257                       971
* Gartner, Inc. Class A                        127,930                       970
  Equity Inns, Inc. REIT                       140,042                       966
  BSB Bancorp, Inc.                             38,898                       965
* Cross Country Healthcare, Inc.                73,168                       965
* Aviall Inc.                                   84,880                       965
  Entertainment Properties
    Trust REIT                                  33,520                       964
  Massbank Corp.                                26,594                       962
  OM Group, Inc.                                65,286                       962
* SOURCECORP, Inc.                              44,513                       961
  Middlesex Water Co.                           38,957                       960
* The Buckle, Inc.                              49,911                       960
  Royal Gold, Inc.                              44,660                       960
* Atlanta Sosnoff Capital Corp.                 70,775                       959
* SonicWALL, Inc.                              199,582                       958
* The Neiman Marcus Group, Inc.
    Class B                                     27,740                       957
* Closure Medical Corp.                         50,614                       956
  Connecticut Water Services, Inc.              37,355                       954
  Mid-America Apartment Communities,
    Inc. REIT                                   35,300                       953
* Myriad Genetics, Inc.                         70,051                       953
* Artisan Components, Inc.                      42,164                       953
  Correctional Properties Trust REIT            33,945                       950
* Isle of Capri Casinos, Inc.                   57,487                       950
  Horizon Financial Corp.                       60,098                       948
* Genlyte Group, Inc.                           27,118                       948
* Powerwave Technologies, Inc.                 150,706                       945
* ON Semiconductor Corp.                       349,914                       945
* Mesa Air Group Inc.                          118,060                       944
* LTX Corp.                                    109,493                       944
* Global Imaging Systems, Inc.                  40,740                       944
* Datastream Systems, Inc.                      89,095                       944
  Valmont Industries, Inc.                      48,402                       942
* Therasense, Inc.                              93,986                       940
* Stewart Enterprises, Inc. Class A            218,175                       938
* KCS Energy, Inc.                             173,944                       938
* Applica Inc.                                 110,209                       937
* Cirrus Logic                                 232,742                       936
* GrafTech International Ltd.                  171,272                       933
* Beverly Enterprises, Inc.                    266,561                       933
* Korn/Ferry International                     115,139                       933
* Administaff, Inc.                             90,537                       933
* Department 56 Inc.                            60,719                       931
  AMCOL International Corp.                    116,332                       931
* Possis Medical Inc.                           67,800                       930
* SonoSite, Inc.                                46,553                       929
* Progenics Pharmaceuticals, Inc.               61,605                       928
  Meridian Bioscience Inc.                     101,822                       928
* NS Group Inc.                                 94,974                       926
* Champion Enterprises, Inc.                   178,632                       925
* Vail Resorts Inc.                             68,666                       925
* MemberWorks, Inc.                             46,806                       924
  SJW Corp.                                     10,839                       924
  Bel Fuse, Inc. Class B                        40,350                       924
* Wackenhut Corrections Corp.                   67,295                       923
* Navigant Consulting, Inc.                     77,830                       922
  TF Financial Corp.                            29,984                       922
* Rochester Medical Corp.                       91,739                       921
* Zebra Technologies Corp. Class B              12,240                       920
  HF Financial Corp.                            51,464                       916
  Stanley Furniture Co., Inc.                   33,400                       915
* RailAmerica, Inc.                            108,250                       915
================================================================================
22
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* E-LOAN, Inc.                                 156,892                       915
* Novavax, Inc.                                163,843                       913
  Standard Commercial Tobacco Co.               53,631                       912
  Infinity Property & Casualty Corp.            38,500                       910
* ImmunoGen, Inc.                              213,058                       910
  Lone Star Steakhouse &
    Saloon, Inc.                                41,788                       910
* Thomas Nelson, Inc.                           72,737                       909
* Teletech Holdings Inc.                       214,803                       909
* The Great Atlantic & Pacific
    Tea Co., Inc.                              103,164                       908
* Electro Scientific Industries, Inc.           59,862                       908
  Bedford Property Investors, Inc. REIT         31,900                       906
  Patriot Bank Corp.                            50,305                       905
* CoStar Group, Inc.                            30,281                       904
  CIRCOR International, Inc.                    50,701                       904
* M&F Worldwide Corp.                          125,357                       903
* Triumph Group, Inc.                           31,955                       900
  Central Vermont Public Service Corp.          46,026                       900
* NeoPharm, Inc.                                64,816                       898
  Investors Title Co.                           31,452                       898
* Plug Power, Inc.                             191,687                       895
* W.R. Grace & Co.                             202,887                       895
* ValueClick, Inc.                             148,337                       894
* Kadant Inc.                                   47,689                       894
  Wellman, Inc.                                 79,742                       893
* Duane Reade Inc.                              60,542                       893
* Microsemi Corp.                               55,787                       893
* General Communication, Inc.                  103,000                       892
* ATP Oil & Gas Corp.                          141,576                       892
* ANSYS, Inc.                                   28,656                       891
* Aspect Medical Systems, Inc.                 120,469                       889
  Dover Motorsports, Inc.                      216,765                       889
* World Acceptance Corp.                        54,517                       888
* Silicon Storage Technology, Inc.             211,665                       887
* RC2 Corp.                                     52,100                       886
  United Capital Corp.                          25,192                       885
* Curative Health Services Inc.                 52,061                       885
* Hologic, Inc.                                 67,126                       885
* Molecular Devices Corp.                       55,581                       884
* Brooks Automation, Inc.                       77,961                       884
* Ditech Communications Corp.                  177,304                       883
* Caraustar Industries, Inc.                   110,159                       882
* Aclara Biosciences, Inc.                     208,345                       881
  Pioneer Standard Electronics Inc.            103,766                       880
* DJ Orthopedics Inc.                           80,200                       879
* Tyler Technologies, Inc.                     206,734                       879
  Apogee Enterprises, Inc.                      97,385                       878
* Unifi, Inc.                                  141,554                       878
  McMoRan Exploration Co.                       78,756                       877
  Southwest Bancorp, Inc.                       31,976                       876
  Gorman-Rupp Co.                               36,513                       876
* TBC Corp.                                     45,975                       876
* PICO Holdings, Inc.                           67,331                       875
* XOMA Ltd.                                    163,649                       872
  Instinet Group Inc.                          186,979                       871
* Integrated Defense Technology, Inc.           55,900                       867
* ICU Medical, Inc.                             27,759                       865
  North Valley Bancorp                          57,407                       861
* OPNET Technologies, Inc.                      70,556                       860
  Second Bancorp, Inc.                          33,251                       858
* Guess ?, Inc.                                142,828                       857
  United Mobile Homes, Inc. REIT                56,512                       857
* Oxigene, Inc.                                 86,524                       856
  Bryn Mawr Bank Corp.                          23,022                       853
* Primus Telecommunications
    Group, Inc.                                165,840                       852
  Dimon Inc.                                   119,012                       852
  MutualFirst Financial Inc.                    36,453                       851
  Datascope Corp.                               28,626                       850
  CPI Corp.                                     48,147                       850
  Atlantic Tele-Network, Inc.                   37,940                       846
  The Marcus Corp.                              56,548                       845
* Mastec Inc.                                  146,696                       845
* Gulf Island Fabrication, Inc.                 49,811                       843
* Lightbridge, Inc.                             96,100                       842
  Merchants Bancshares, Inc.                    32,229                       838
  First South Bancorp, Inc.                     25,120                       835
* Stein Mart, Inc.                             139,093                       833
* Horizon Offshore, Inc.                       167,096                       832
* DuPont Photomasks, Inc.                       44,148                       831
  Alico, Inc.                                   33,661                       831
  Newcastle Investment Corp. REIT               42,400                       830
  California Water Service Group                29,400                       827
* Standard Microsystem Corp.                    54,474                       826
* Paxar Corp.                                   75,100                       826
* Dot Hill Systems Corp.                        62,900                       824
* FreeMarkets, Inc.                            118,325                       824
* Florida Banks, Inc.                           70,669                       823
* Pegasystems Inc.                             111,612                       823
* PTEK Holdings, Inc.                          169,332                       821
* Intuitive Surgical, Inc.                     108,108                       819
* Centennial Communications Corp.
    Class A                                    204,542                       818
  JLG Industries, Inc.                         120,151                       817
  Consolidated-Tomoka Land Co.                  32,520                       817
* CuraGen Corp.                                147,185                       817
* Stratex Networks, Inc.                       254,993                       816
* AAON, Inc.                                    44,050                       816
* Tollgrade Communications, Inc.                43,672                       814
* Ciber, Inc.                                  115,865                       813
* Asbury Automotive Group, Inc.                 60,336                       813
  Argonaut Group, Inc.                          65,904                       813
* Mapics Inc.                                   99,068                       812
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  Pilgrim's Pride Corp.                         83,952                       812
  Lance, Inc.                                   88,844                       811
  First Merchants Corp.                         33,345                       811
  Fidelity Bankshares, Inc.                     36,312                       810
* Boston Beer Co., Inc. Class A                 56,214                       810
* Shoe Carnival, Inc.                           54,816                       809
  Partners Trust Financial Group, Inc.          42,398                       809
* Mobile Mini, Inc.                             49,427                       807
  Todd Shipyards Corp.                          49,151                       806
  Helix Technology Corp.                        60,832                       805
  Medallion Financial Corp.                    114,590                       803
  Heritage Financial Corp.                      37,938                       803
* Pathmark Stores, Inc.                        104,905                       803
* MTC Technologies, Inc.                        34,200                       802
  First Federal Bancshares of
    Arkansas, Inc.                              25,225                       801
* PC-Tel, Inc.                                  67,425                       800
  Greater Delaware Valley
    Savings Bank                                35,215                       799
* Spanish Broadcasting System, Inc.             98,067                       799
  Interchange Financial
    Services Corp.                              40,318                       799
  Met-Pro Corp.                                 55,252                       798
* Water Pik Technologies, Inc.                 102,672                       798
* Quality Systems, Inc.                         28,849                       797
  Interface, Inc.                              171,473                       796
  Ampco-Pittsburgh Corp.                        59,374                       796
* LookSmart, Ltd.                              281,031                       795
  Southern Peru Copper Corp.                    51,847                       793
  Arctic Cat, Inc.                              41,400                       793
* Cable Design Technologies Corp.              110,811                       792
* SBA Communications Corp.                     260,612                       792
* Bay View Capital Corp.                       137,000                       792
* The Topps Co., Inc.                           92,172                       792
* Presstek, Inc.                               126,984                       791
  LTC Properties, Inc. REIT                     82,830                       791
* Jacuzzi Brands, Inc.                         149,521                       791
* Callon Petroleum Co.                         110,986                       790
* Beasley Broadcast Group, Inc.                 57,750                       790
* GameStop Corp.                                61,000                       788
* USANA Health Sciences, Inc.                   17,800                       787
* Cole National Corp. Class A                   62,850                       787
* Coldwater Creek Inc.                          63,792                       787
* Aftermarket Technology Corp.                  74,779                       786
  Myers Industries, Inc.                        82,689                       786
  Pulaski Financial Corp.                       28,699                       785
* Vicor Corp.                                   81,622                       784
  MeriStar Hospitality Corp. REIT              152,262                       783
  Unizan Financial Corp.                        44,434                       781
* O'Charley's Inc.                              36,230                       780
  Sizeler Property Investors, Inc. REIT         76,088                       780
* Footstar Inc.                                 59,954                       779
* Mobius Management
    Systems, Inc.                              104,312                       779
* Fisher Communications, Inc.                   15,898                       778
* Gentiva Health Services, Inc.                 86,365                       777
  Banc Corp.                                   115,832                       777
* Jarden Corp.                                  28,060                       776
  Bassett Furniture Industries, Inc.            58,461                       776
* Vivus, Inc.                                  150,828                       775
  Community Banks, Inc.                         26,014                       774
* Hartmarx Corp.                               258,636                       773
  Summit Bancshares, Inc.                       32,932                       773
* Secure Computing Corp.                        88,540                       773
* Insurance Auto Auctions, Inc.                 61,476                       772
* Drexler Technology Corp.                      49,751                       771
* Lydall, Inc.                                  72,067                       771
* Mykrolis Corp.                                75,863                       770
* RadiSys Corp.                                 58,278                       769
  Coachmen Industries, Inc.                     64,350                       769
  Advanced Marketing Services                   59,147                       769
* Advanced Magnetics, Inc.                      75,010                       769
  California Independent Bancorp                26,491                       768
* SM&A Corp.                                    67,544                       767
  UniFirst Corp.                                34,946                       765
* Omega Healthcare Investors,
    Inc. REIT                                  145,687                       765
  Covest Bankshares, Inc.                       30,903                       765
* Ciphergen Biosystems, Inc.                    74,501                       764
* Conceptus, Inc.                               54,300                       763
* AMC Entertainment, Inc.                       66,600                       762
* eCollege.com Inc.                             66,231                       760
  American Land Lease, Inc. REIT                45,230                       760
  BancFirst Corp.                               14,639                       759
* Universal Electronics, Inc.                   59,817                       758
* Sterling Financial Corp. (Spokane)            31,132                       758
* EntreMed, Inc.                               182,720                       758
* Sharper Image Corp.                           27,800                       758
* Medical Action Industries Inc.                46,400                       758
* Buckeye Technology, Inc.                     111,297                       757
* SureBeam Corp.                               285,572                       757
  Talx Corp.                                    33,500                       757
* Red Robin Gourmet Burgers                     39,900                       757
  Oil-Dri Corp. of America                      63,015                       756
* Syms Corp.                                   117,248                       754
* Kindred Healthcare, Inc.                      42,248                       754
  Winston Hotels, Inc. REIT                     91,994                       752
* Concord Communications, Inc.                  54,725                       751
* Centene Corp.                                 19,300                       751
* Finish Line, Inc.                             33,800                       751
* Harmonic, Inc.                               183,478                       747
* Bally Total Fitness Holding Corp.             82,651                       746
* Columbia Laboratories Inc.                    66,300                       746
  Keithley Instruments Inc.                     51,599                       746
================================================================================
24
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  Investors Real Estate Trust REIT              69,000                       745
  AAR Corp.                                    105,306                       743
* Centillium Communications, Inc.               74,955                       743
* Sapient Corp.                                267,757                       742
* Xicor, Inc.                                  118,211                       741
  LSI Industries Inc.                           66,688                       740
  Ryerson Tull, Inc.                            84,265                       740
* Startek, Inc.                                 28,124                       740
* Openwave Systems Inc.                        379,022                       739
* America's Car-Mart, Inc.                      40,200                       735
  AMLI Residential Properties
    Trust REIT                                  31,200                       735
* Noven Pharmaceuticals, Inc.                   71,705                       734
* Big 5 Sporting Goods Corp.                    58,600                       734
* InterVoice, Inc.                             148,436                       733
* Price Legacy Corp. REIT                      195,531                       733
* Drugstore.com, Inc.                          125,502                       733
* Accredited Home Lenders Holding Co.           37,300                       732
* National Dentex Corp.                         35,695                       730
* Immunomedics Inc.                            115,602                       729
* Tweeter Home Entertainment
    Group, Inc.                                 84,000                       729
  Oak Hill Financial, Inc.                      29,124                       729
* Casual Male Retail Group, Inc.               140,358                       729
  Cornerstone Realty Income
    Trust, Inc. REIT                            99,475                       727
* Retek Inc.                                   113,445                       726
  Florida East Coast Industries, Inc.
    Class B                                     29,133                       725
* Wesco International, Inc.                    120,881                       725
* KVH Industries, Inc.                          29,300                       725
* ePlus Inc.                                    67,998                       724
* Altiris, Inc.                                 36,100                       724
* Nuvelo, Inc.                                 363,664                       724
* Incyte Corp.                                 155,908                       723
* iManage, Inc.                                144,568                       723
  Crawford & Co. Class B                       147,101                       722
  Resource America, Inc.                        69,554                       720
* RehabCare Group, Inc.                         49,100                       719
* Clayton Williams Energy, Inc.                 38,906                       718
  World Wrestling
    Entertainment, Inc.                         69,737                       718
* Heidrick & Struggles
    International, Inc.                         56,840                       717
* DutchFork Bancshares, Inc.                    22,229                       716
* Corixa Corp.                                  92,603                       716
  American Woodmark Corp.                       15,349                       715
* Ulticom, Inc.                                 75,188                       714
* Oak Technology, Inc.                         114,771                       713
  Keystone Property Trust REIT                  38,500                       713
* Layne Christensen Co.                         88,305                       713
* First Mariner Bancorp, Inc.                   55,869                       711
  Columbia Banking System, Inc.                 39,622                       710
* Steak n Shake Co.                             46,520                       709
* Savient Pharmaceuticals Inc.                 152,512                       708
* Midas Inc.                                    58,335                       707
  Coastal Bancorp, Inc.                         24,854                       706
  PMA Capital Corp. Class A                     56,026                       704
* Dura Automotive Systems, Inc.                 74,427                       704
  First Keystone Financial, Inc.                31,203                       704
* Information Holdings Inc.                     38,500                       703
* Griffin Land & Nurseries, Inc.                50,872                       702
* MTR Gaming Group Inc.                         90,886                       702
  Century Bancorp, Inc. Class A                 23,502                       700
  Blair Corp.                                   31,481                       699
* Salem Communications Corp.                    34,900                       698
  Main Street Banks, Inc.                       27,583                       698
  Methode Electronics, Inc. Class A             64,901                       698
* Specialty Laboratories, Inc.                  67,776                       695
* Parker Drilling Co.                          238,637                       694
  Material Sciences Corp.                       71,562                       694
* Navigant International, Inc.                  53,742                       693
* Casella Waste Systems, Inc.                   76,708                       693
  Saul Centers, Inc. REIT                       26,900                       689
* Spherion Corp.                                99,031                       688
  Applied Industrial Technology, Inc.           32,600                       688
  SWS Group, Inc.                               34,100                       687
* 1-800-FLOWERS.COM, Inc.                       83,325                       687
  Suffolk Bancorp                               21,277                       685
  Innkeepers USA Trust REIT                    100,579                       684
* LCA-Vision Inc.                               76,132                       684
* Asyst Technologies, Inc.                     102,145                       683
  First Bancorp (NC)                            26,369                       683
* Cell Therapeutics, Inc.                       70,111                       682
* Benihana Inc. Class A                         51,626                       682
  Park Electrochemical Corp.                    34,100                       680
* Rudolph Technologies, Inc.                    42,508                       678
* Chalone Wine Group Ltd.                       87,126                       677
* Torch Offshore, Inc.                          99,700                       677
* Maxygen Inc.                                  61,688                       677
  Sterling Financial Corp. (PA)                 29,012                       675
  Oregon Trail Financial Corp.                  26,996                       674
* Impath, Inc.                                  47,629                       673
* Integrated Electrical Services, Inc.          92,889                       673
* InFocus Corp.                                142,588                       673
* OneSource Information
    Services, Inc.                              90,200                       673
* Finisar Corp.                                433,737                       672
* Manugistics Group, Inc.                      163,489                       672
* AstroPower, Inc.                             204,000                       671
* Valence Technology Inc.                      224,037                       670
* Stoneridge, Inc.                              48,910                       668
* Volt Information Sciences Inc.                48,825                       666
  Allen Organ Co.                               15,974                       666
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* E.piphany Inc.                               130,202                       665
* Pixelworks, Inc.                             111,967                       665
* Mothers Work, Inc.                            24,800                       664
  FNB Financial Services Corp.                  33,322                       664
  Nu Skin Enterprises, Inc.                     63,400                       663
* Encore Wire Corp.                             69,413                       659
  Superior Uniform Group, Inc.                  58,997                       659
* Ocwen Financial Corp.                        145,061                       659
* Clean Harbors Inc.                            69,070                       658
  Marine Products Corp.                         60,568                       657
* Saga Communications, Inc.                     33,700                       655
* Clark, Inc.                                   54,740                       654
  New England Business Service, Inc.            21,800                       654
  Midland Co.                                   29,413                       653
* Pericom Semiconductor Corp.                   70,231                       653
* Manufacturers' Services Ltd.                 133,978                       650
* EZCORP, Inc.                                 149,109                       649
* Midway Games Inc.                            178,676                       649
* Wind River Systems Inc.                      169,903                       647
* Ace Cash Express, Inc.                        59,467                       646
* Cell Genesys, Inc.                            74,468                       643
* Park-Ohio Holdings Corp.                     130,184                       643
* SeaChange International, Inc.                 67,365                       643
* Stratus Properties Inc.                       68,611                       642
* Integrated Silicon Solution, Inc.             92,467                       642
* Hexcel Corp.                                 200,421                       641
  First Essex Bancorp, Inc.                     13,600                       641
* SupportSoft, Inc.                             98,782                       641
* SeeBeyond Technology Corp.                   276,959                       640
* FindWhat.com                                  34,000                       640
* Genesco, Inc.                                 36,100                       639
* Sequa Corp. Class A                           18,595                       638
* SangStat Medical Corp.                        48,700                       637
* Artesyn Technologies, Inc.                   113,544                       637
* S1 Corp.                                     157,529                       636
  Angelica Corp.                                37,519                       636
* Worldwide Restaurant
    Concepts Inc.                              215,461                       636
* Atari, Inc.                                  142,569                       634
  Capital Bank Corp.                            42,485                       634
* Energy Conversion Devices, Inc.               69,518                       633
  Maine Public Service Co.                      19,454                       632
  HMN Financial, Inc.                           32,537                       631
* Chattem, Inc.                                 33,500                       630
* JDA Software Group, Inc.                      56,261                       630
* Aether Systems, Inc.                         128,450                       629
* Centra Software, Inc.                        202,690                       628
* IXYS Corp.                                    78,717                       627
  Haverty Furniture Cos., Inc.                  35,800                       627
* U.S. Energy Corp.                            120,454                       626
* Radiant Systems, Inc.                         92,906                       626
  General Cable Corp.                          115,839                       626
* Aspect Communications Corp.                  161,136                       624
* SuperGen, Inc.                               115,270                       622
* Systems & Computer
    Technology Corp.                            68,932                       620
  Associated Estates Realty
    Corp. REIT                                  94,287                       620
* Websense, Inc.                                39,552                       619
  Universal Forest Products, Inc.               29,576                       619
* CardioDynamics International Corp.           181,468                       619
* Federal Agricultural Mortgage Corp.
    Class A                                     37,006                       618
* Bombay Co.                                    58,000                       617
* Axsys Technologies, Inc.                      63,918                       616
* ScanSoft, Inc.                               113,437                       616
  West Pharmaceutical Services, Inc.            25,100                       615
* NYFIX, Inc.                                   96,808                       615
* Innotrac Corp.                               105,958                       615
* Enesco Group, Inc.                            82,983                       614
* Pegasus Communications Corp.                  20,704                       612
* Strategic Diagnostics Inc.                   137,000                       611
* Checkers Drive-In Restaurants, Inc.           53,328                       610
* Novoste Corp.                                101,627                       610
* MicroStrategy Inc.                            16,716                       609
* hi/fn, inc                                    68,294                       609
* Isis Pharmaceuticals, Inc.                   114,796                       608
  United Community Financial Corp.              65,785                       608
* Titanium Metals Corp.                         18,927                       608
* Avanex Corp.                                 151,872                       608
* Portal Software, Inc.                        303,432                       607
* Mindspeed Technologies, Inc.                 252,910                       607
* Tenneco Automotive, Inc.                     168,363                       606
* C-COR Electronics, Inc.                      123,114                       603
* Team, Inc.                                    75,215                       602
* Aksys, Ltd.                                   46,428                       601
* Strategic Distribution, Inc.                  36,940                       601
* Comfort Systems USA, Inc.                    226,694                       596
* Revlon, Inc. Class A                         198,249                       595
* Concurrent Computer Corp.                    203,509                       594
* Reading International Inc. Class A           106,744                       592
* EMS Technologies, Inc.                        45,287                       592
* Tower Automotive, Inc.                       161,497                       591
* Cysive, Inc.                                 184,029                       591
* PC Connection, Inc.                           86,785                       590
* MRO Software Inc.                             68,348                       590
* Harris Interactive Inc.                       89,450                       589
* Wiser Oil Co.                                101,948                       587
* MRV Communications Inc.                      292,027                       587
* Theragenics Corp.                            135,943                       585
  Cohu, Inc.                                    37,423                       584
* Galyan's Trading Co.                          40,663                       583
* Embarcadero Technologies, Inc.                82,954                       581
* Computer Horizons Corp.                      127,897                       581
================================================================================
26
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Clarus Corp.                                  92,386                       580
* iGATE Corp.                                  167,026                       580
* Interpore International                       45,500                       579
* Digi International, Inc.                     100,512                       578
* FARO Technologies, Inc.                       81,368                       576
* SPSS, Inc.                                    34,379                       576
  Old Second Bancorp, Inc.                      13,422                       575
  IBERIABANK Corp.                              11,772                       574
* EPIQ Systems, Inc.                            33,400                       573
  Spartan Motors, Inc.                          69,127                       572
  Fedders Corp.                                186,089                       571
  Sanderson Farms, Inc.                         20,300                       570
* Dyax Corp.                                   139,781                       570
* Hovnanian Enterprises Inc. Class A             9,650                       569
* Todhunter International, Inc.                 55,986                       567
* West Marine, Inc.                             32,400                       567
* Interwoven, Inc.                             255,340                       567
  Ameriserv Financial Inc.                     149,159                       567
* Dave & Busters, Inc.                          51,935                       566
* Gartner, Inc. Class B                         75,423                       566
* Anaren, Inc.                                  60,370                       566
* Blue Rhino Corp.                              46,900                       562
* On Assignment, Inc.                          140,565                       562
  Oshkosh B' Gosh, Inc. Class A                 20,800                       562
  Baldwin & Lyons, Inc. Class B                 23,621                       561
* Prime Hospitality Corp.                       83,270                       559
* InKine Pharmaceutical Co., Inc.              165,636                       558
* Giant Industries, Inc.                        93,508                       557
* Acmat Corp. Class A                           60,347                       557
* Inverness Medical Innovations, Inc.           28,852                       557
* The Boyds Collection, Ltd.                   118,222                       557
* Talk America Holdings, Inc.                   50,799                       554
* Symmetricom Inc.                             125,731                       553
  Union Bankshares Corp.                        19,520                       552
* Lexicon Genetics Inc.                         82,052                       551
* RMH Teleservices, Inc.                       126,907                       550
* Dynamics Research Corp.                       35,954                       549
* Neoware Systems, Inc.                         35,800                       549
* Neogen Corp.                                  32,300                       549
  BNP Residential Properties, Inc. REIT         50,806                       549
* Matria Healthcare, Inc.                       31,071                       548
* MarketWatch.com, Inc.                         65,514                       548
* JAKKS Pacific, Inc.                           41,190                       547
* CryoLife Inc.                                 52,746                       546
* Century Business Services, Inc.              167,927                       546
  Dover Downs Gaming &
    Entertainment, Inc.                         58,958                       545
* CKE Restaurants Inc.                          97,499                       545
* Serologicals Corp.                            39,852                       543
* Crown Media Holdings, Inc.                   131,471                       543
* Intelidata Technologies Corp.                177,108                       542
* Neoforma, Inc.                                49,549                       541
  Sterling Bancorp                              19,400                       541
* Gene Logic Inc.                               90,468                       540
* Alloy, Inc.                                   83,660                       540
  Greater Community Bancorp                     34,925                       538
* The TriZetto Group, Inc.                      88,968                       537
* The Smith & Wollensky
    Restaurant Group, Inc.                     105,040                       537
  Comm Bancorp, Inc.                            15,421                       537
* Aerosonic Corp.                               54,354                       536
  First Busey Corp.                             22,102                       536
* ScanSource, Inc.                              20,000                       535
  Timberline Software Corp.                     95,354                       535
  Solutia, Inc.                                245,186                       535
* Universal American Financial Corp.            83,886                       534
  Capstead Mortgage Corp. REIT                  47,326                       533
  Deltic Timber Corp.                           18,700                       532
* Lakes Entertainment, Inc.                     66,500                       531
  Port Financial Corp.                           9,840                       530
* PDI, Inc.                                     52,081                       529
  Tompkins Trustco, Inc.                        11,800                       527
  Green Mountain Power Corp.                    26,263                       525
  Stepan Co.                                    23,220                       525
  Curtiss-Wright Corp. Class B                   8,412                       524
* II-VI, Inc.                                   22,700                       524
* Friendly Ice Cream Corp.                      82,843                       524
* Hector Communications Corp.                   41,852                       523
* Capital Pacific Holdings, Inc.               124,264                       522
* Curis, Inc.                                  142,775                       521
* Cardinal Financial Corp.                      77,077                       520
* Workflow Management, Inc.                    150,793                       520
  Team Financial, Inc.                          48,142                       520
* Wild Oats Markets Inc.                        47,700                       520
* Lazare Kaplan International, Inc.             88,148                       520
* MSC.Software Corp.                            76,884                       518
* Group 1 Software, Inc.                        28,264                       518
* Garden Fresh Restaurant Corp.                 57,518                       518
  L.S. Starrett Co. Class A                     39,964                       518
* AZZ Inc.                                      46,998                       517
* FalconStor Software, Inc.                     77,231                       517
* Maxxam Inc.                                   35,629                       517
* Gart Sports Co.                               18,200                       516
* IMPAC Medical Systems, Inc.                   24,700                       516
* NetRatings, Inc.                              56,368                       515
* LodgeNet Entertainment Corp.                  46,800                       512
* Oplink Communications, Inc.                  273,711                       512
  Peoples Bancorp, Inc.                         20,201                       510
* IDT Corp.                                     28,408                       509
  HEICO Corp.                                   41,670                       508
* PLX Technology, Inc.                         129,000                       508
* Boston Communications
    Group, Inc.                                 29,600                       507
* Information Resources, Inc.                  128,329                       507
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Telular Corp.                                104,911                       506
* Capital Corp. of the West                     19,923                       505
* AVI BioPharma, Inc.                           82,300                       505
* Network Equipment
    Technologies, Inc.                          59,840                       504
* New Focus, Inc.                              134,699                       504
  Tennant Co.                                   13,700                       503
* MatrixOne, Inc.                               87,620                       503
  Penford Corp.                                 45,009                       503
  Calgon Carbon Corp.                           87,421                       503
* Regent Communications, Inc.                   85,193                       503
* Blount International, Inc.                    87,997                       502
  Urstadt Biddle Properties REIT                37,652                       501
  Alamo Group, Inc.                             40,906                       500
  Gibraltar Steel                               24,400                       500
* Zomax Inc.                                   152,563                       499
* Geron Corp.                                   67,755                       499
* FTD, Inc.                                     24,700                       498
* Constar International Inc.                    65,601                       498
* Autobytel Inc.                                79,701                       497
* Cepheid, Inc.                                100,674                       497
  Apex Mortgage Capital, Inc. REIT              90,770                       497
* Rubio's Restaurants, Inc.                     98,100                       496
* Pharmacopeia, Inc.                            60,032                       495
* Alliance Imaging, Inc.                       112,444                       495
* Kirkland's, Inc.                              30,600                       494
  Bedford Bancshares, Inc.                      20,978                       493
* Franklin Electronic Publishers, Inc.         122,940                       492
* Concur Technologies, Inc.                     48,800                       491
* Trans World Entertainment Corp.               95,909                       491
* Jupitermedia Corp.                           122,547                       490
* Actuate Software Corp.                       175,629                       488
* Alexion Pharmaceuticals, Inc.                 28,483                       486
* Celeritek, Inc.                               66,315                       485
  U.S. Restaurant Properties,
    Inc. REIT                                   30,900                       485
* Monolithic System
    Technology, Inc.                            53,500                       485
* Lifecore Biomedical Inc.                      85,067                       484
* Nuance Communications Inc.                    89,555                       484
* WatchGuard Technologies, Inc.                105,103                       483
* Central European Distribution Corp.           24,000                       483
* Aphton Corp.                                  58,649                       483
  Milacron Inc.                                 98,589                       482
* DHB Industries, Inc.                         117,500                       481
* EnPro Industries, Inc.                        44,835                       479
* Traffix, Inc.                                156,033                       479
* ActivCard Corp.                               50,920                       479
  Jacksonville Bancorp, Inc.                    16,795                       478
  Raven Industries, Inc.                        24,100                       477
* Concerto Software Inc.                        51,843                       476
* Hibbett Sporting Goods, Inc.                  14,456                       476
* TheStreet.com, Inc.                          101,258                       476
* Hudson Highland Group, Inc.                   25,022                       476
* SITEL Corp.                                  304,891                       473
* Carriage Services, Inc.                      133,414                       472
* ManTech International Corp.                   24,600                       472
* Prime Group Realty Trust REIT                 81,318                       472
* Cerus Corp.                                   62,396                       470
* Superior Consultant Holdings Corp.           156,588                       470
  Firstfed America Bancorp, Inc.                13,600                       469
* Mail-Well, Inc.                              186,075                       469
* SCS Transportation, Inc.                      37,057                       468
* Trover Solutions, Inc.                        80,800                       468
* Euronet Worldwide, Inc.                       43,200                       467
* ABIOMED, Inc.                                 85,218                       466
* Zygo Corp.                                    57,969                       464
* Proxim Corp. Class A                         317,301                       463
* Universal Display Corp.                       51,834                       462
* Pumatech, Inc.                               135,730                       461
* QuickLogic Corp.                             143,287                       461
* Lowrance Electronics, Inc.                    53,883                       460
  Applied Signal Technology, Inc.               27,260                       460
* Transmeta Corp.                              286,172                       458
* Spectranetics Corp.                          150,121                       458
* The Exploration Co. of Delaware              102,046                       457
* PRAECIS Pharmaceuticals Inc.                  93,166                       457
  Ramco-Gershenson Properties
    Trust REIT                                  19,580                       456
* InterCept, Inc.                               54,571                       456
* ResortQuest International, Inc.              103,400                       456
* Ventiv Health, Inc.                          111,037                       455
* Collins & Aikman Corp.                       154,037                       454
  Capitol Bancorp Ltd.                          16,711                       453
* Petrocorp, Inc.                               40,560                       452
* Sykes Enterprises, Inc.                       92,459                       452
  Citizens First Financial Corp.                19,313                       451
* Virage Logic Corp.                            62,199                       450
* TSR, Inc.                                     50,147                       450
* Onyx Pharmaceuticals, Inc.                    36,410                       449
* MedAmicus, Inc.                               55,400                       449
* Phoenix Technologies Ltd.                     78,832                       445
  Virco Manufacturing Corp.                     70,015                       445
* Forgent Networks, Inc.                       164,155                       445
* Investors Capital Holdings, Ltd.             151,295                       445
  Intermet Corp.                               131,881                       444
  Provident Bancorp, Inc.                       13,816                       443
  Seaboard Corp.                                 2,140                       443
* KFX, Inc.                                    114,100                       443
* SONUS Pharmaceuticals, Inc.                  118,617                       442
  Vesta Insurance Group, Inc.                  192,314                       442
* First Consulting Group, Inc.                  94,649                       442
* Nu Horizons Electronics Corp.                 73,595                       442
  Integra Bank Corp.                            25,655                       442
================================================================================
28
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Hi-Tech Pharmacal Co., Inc.                   10,850                       441
* BroadVision, Inc.                             77,334                       440
* Alliance Semiconductor Corp.                  90,866                       440
* Saba Software, Inc.                           96,624                       440
  Republic Bancshares, Inc.                     17,562                       439
  ISCO, Inc.                                    52,712                       439
* Digitas Inc.                                  88,431                       439
* ITLA Capital Corp.                            10,798                       437
  Paul Mueller Co.                              10,768                       436
* CyberSource Corp.                            159,014                       436
* Correctional Services Corp.                  153,360                       435
  Bank of the Ozarks, Inc.                      11,208                       434
* Merix Corp.                                   56,980                       434
* J & J Snack Foods Corp.                       13,700                       433
* Paragon Technologies, Inc.                    43,130                       431
* United States Exploration, Inc.              156,800                       431
  Aceto Corp.                                   23,300                       430
* Pinnacle Entertainment, Inc.                  63,123                       429
* Mechanical Technology Inc.                   138,251                       429
* Ceres Group, Inc.                            148,562                       428
  Cadmus Communications                         47,986                       427
* Microtune, Inc.                              132,928                       425
* Synaptics Inc.                                31,600                       425
* Merit Medical Systems, Inc.                   21,268                       425
  BCSB Bankcorp, Inc.                           28,249                       424
* Smart & Final Inc.                            91,300                       423
* Paradyne Networks, Inc.                      233,983                       421
* Metro One
    Telecommunications, Inc.                    81,584                       421
* Taser International Inc.                      32,600                       421
  CSS Industries, Inc.                          10,900                       420
* Extended Systems Inc.                        107,686                       420
* Netegrity, Inc.                               71,847                       420
* ePresence, Inc.                              172,311                       419
* Captaris Inc.                                121,998                       417
* DigitalThink, Inc.                           132,270                       417
* Gerber Scientific, Inc.                       62,364                       415
* Able Laboratories, Inc.                       20,976                       415
* Hycor Biomedical Inc.                         89,148                       413
* Comshare Inc.                                 90,302                       411
* First Horizon Pharmaceutical Corp.           103,800                       410
* VA Software Corp.                            189,785                       410
* Syntroleum Corp.                             153,879                       409
* The Greenbrier Cos., Inc.                     37,700                       409
* Arena Pharmaceuticals, Inc.                   61,559                       409
* First Union Real Estate REIT                 225,662                       408
* Stellent Inc.                                 75,334                       407
* Raindance Communications, Inc.               163,107                       406
  West Coast Bancorp                            22,300                       406
* Skechers U.S.A., Inc.                         54,793                       405
* PDF Solutions, Inc.                           35,100                       405
* Lancer Corp.                                  58,913                       405
  Hopfed Bancorp, Inc.                          25,295                       405
* Silicon Graphics, Inc.                       354,581                       404
* Nashua Corp.                                  45,415                       404
* Maxim Pharmaceuticals, Inc.                   69,836                       402
* Sipex Corp.                                   81,878                       401
* Array BioPharma Inc.                         127,311                       401
* Planar Systems, Inc.                          20,500                       401
* Liquidmetal Technologies Inc.                 78,030                       400
* P.A.M. Transportation Services, Inc.          16,500                       399
* Kforce Inc.                                   82,669                       399
  Washington Trust Bancorp, Inc.                17,357                       399
  Capital Trust Class A                         21,457                       398
* Roxio, Inc.                                   59,481                       398
  Standard Motor Products, Inc.                 35,708                       396
* Applied Innovation Inc.                      114,238                       395
* Candela Corp.                                 34,304                       395
* Capital Title Group, Inc.                     87,752                       395
* Bottomline Technologies, Inc.                 48,800                       394
* Verisity Ltd.                                 32,977                       394
* Switchboard Inc.                             109,189                       393
* Medical Staffing Network
    Holdings, Inc.                              56,122                       393
  State Financial Services Corp.
    Class A                                     17,726                       392
* Encysive Pharmaceuticals, Inc.                81,577                       392
* Vitria Technology, Inc.                       68,304                       391
* Handspring, Inc.                             345,533                       390
* Excel Technology, Inc.                        17,041                       389
* Rofin-Sinar Technologies Inc.                 27,545                       387
* Keystone Automotive
    Industries, Inc.                            21,200                       387
* Nabi Biopharmaceuticals                       56,342                       387
  Sturm, Ruger & Co., Inc.                      38,500                       385
* Infinity, Inc.                                63,600                       385
* Overstock.com, Inc.                           26,400                       383
* Genesee & Wyoming Inc. Class A                18,600                       383
* America Service Group Inc.                    21,300                       381
* Integral Systems, Inc.                        19,082                       379
* Perceptron, Inc.                              63,196                       379
  Financial Institutions, Inc.                  16,100                       378
* Art Technology Group, Inc.                   236,434                       378
* HomeStore, Inc.                              213,652                       378
* Katy Industries, Inc.                         77,069                       376
  Courier Corp.                                  7,300                       376
  Ziegler Cos., Inc.                            24,576                       375
* Durect Corp.                                 155,496                       375
  Robbins & Myers, Inc.                         20,200                       374
* Ethyl Corp.                                   37,542                       374
  Codorus Valley Bancorp, Inc.                  23,795                       373
  First Indiana Corp.                           21,766                       373
* Stamps.com Inc.                               77,541                       372
* FSI International, Inc.                       94,986                       370
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Applied Films Corp.                           14,300                       370
  FFLC Bancorp, Inc.                            14,250                       370
* Fairchild Corp.                               91,572                       369
* PharmaNetics, Inc.                            63,589                       369
* Greka Energy Corp.                            63,660                       369
* Latitude Communications, Inc.                197,317                       367
* TTM Technologies, Inc.                        78,158                       367
* Zix Corp.                                     97,074                       366
* Docucorp International, Inc.                  55,080                       365
* Digimarc Corp.                                23,200                       364
* Commercial Capital Bancorp, Inc.              23,700                       364
  LaSalle Hotel Properties REIT                 24,600                       364
* Impco Technologies Inc.                       58,826                       362
* Redback Networks Inc.                        402,616                       362
* LCC International, Inc. Class A              132,222                       362
* Electro Rent Corp.                            33,600                       362
* TransPro Inc.                                 80,436                       360
* Carrier Access Corp.                         164,080                       358
* HMS Holdings Corp.                           128,129                       357
* Riverstone Networks, Inc.                    301,715                       356
* Online Resources Corp.                        55,600                       354
* Terayon Communications
    Systems, Inc.                              128,835                       352
* 4Kids Entertainment Inc.                      18,900                       352
* EXCO Resources, Inc.                          19,600                       351
  Pennfed Financial Services, Inc.              12,611                       350
* Foamex International, Inc.                   114,357                       350
* Juno Lighting, Inc.                           26,103                       349
  CompX International Inc.                      62,497                       349
* Sequenom, Inc.                               128,183                       349
  D&E Communications, Inc.                      30,351                       348
* Witness Systems, Inc.                         67,215                       348
  Kaman Corp. Class A                           29,588                       346
* Daily Journal Corp.                           14,175                       346
  Great Lakes, Inc. REIT                        21,600                       346
* Oregon Steel Mills, Inc.                     118,528                       344
  Deb Shops, Inc.                               18,254                       343
* Value City Department Stores, Inc.           155,031                       343
* National Beverage Corp.                       24,600                       342
* Robert Mondavi Corp. Class A                  13,500                       342
* BioLase Technology, Inc.                      31,700                       340
  Lawson Products, Inc.                         12,332                       340
* Entrust, Inc.                                115,002                       338
  Standex International Corp.                   15,900                       334
* Harvest Natural Resources, Inc.               52,400                       334
* Elizabeth Arden, Inc.                         25,300                       333
* Herley Industries Inc.                        19,600                       333
* Luminex Corp.                                 64,288                       332
* Spherix Inc.                                  47,077                       331
* Captiva Software Corp.                        66,880                       331
  Troy Financial Corp.                          12,179                       331
* Eden Bioscience Corp.                        205,119                       330
* California Amplifier, Inc.                    92,460                       330
  Chesapeake Utilities Corp.                    14,600                       330
* QAD Inc.                                      44,399                       329
  Oneida Ltd.                                   48,800                       329
* Diacrin, Inc.                                119,709                       329
  S.Y. Bancorp, Inc.                             9,300                       329
* Sanchez Computer Associates, Inc.             63,045                       328
* Royale Energy, Inc.                           42,590                       327
* CompuCom Systems, Inc.                        72,300                       327
* Dendreon Corp.                                54,628                       324
* OSI Systems Inc.                              20,200                       324
* Chronimed Inc.                                33,000                       324
* Ampal-American Israel Corp.                  114,108                       324
* Capstone Turbine Corp.                       296,961                       324
  Chester Valley Bancorp                        16,920                       323
* Global Payment Tech Inc.                      73,317                       323
* MedCath Corp.                                 55,200                       323
  BHA Group Holdings Inc.                       16,200                       321
  Camden National Corp.                         11,600                       319
* Gabelli Asset Management Inc.                  8,800                       318
* Merge Technologies, Inc.                      24,330                       318
* Paxson Communications Corp.                   53,000                       317
  Wainwright Bank & Trust Co.                   31,310                       316
* Embrex, Inc.                                  31,001                       316
* Martha Stewart Living
    Omnimedia, Inc.                             33,649                       316
* Allied Healthcare International Inc.          84,026                       316
* Unity Bancorp, Inc.                           31,036                       315
* Gadzooks, Inc.                                55,368                       314
* Internap Network Services Corp.              304,342                       313
* iPayment Holdings, Inc.                       13,000                       312
* Avici Systems Inc.                            51,058                       312
* Xanser Corp.                                 144,634                       311
* Buca, Inc.                                    54,900                       310
* JNI Corp.                                     62,758                       309
* Aware, Inc.                                  138,447                       309
  Urstadt Biddle Properties
    Class A REIT                                24,000                       309
* Network Engines, Inc.                         81,055                       308
* Frontier Airlines, Inc.                       33,900                       308
* BE Aerospace, Inc.                            92,805                       307
* EPIX Medical, Inc.                            21,700                       307
* Neurogen Corp.                                67,192                       306
* UbiquiTel Inc.                               204,042                       306
* Hanger Orthopedic Group, Inc.                 26,700                       306
* Norstan, Inc.                                 92,685                       305
  CityBank Lynnwood WA                          11,265                       305
* General Binding Corp.                         25,387                       305
* Lillian Vernon Corp.                          41,937                       304
  Humphrey Hospitality Trust,
    Inc. REIT                                  116,911                       304
* Crossroads Systems, Inc.                     179,919                       304
================================================================================
30
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* TechTeam Global, Inc.                         47,500                       304
* Computer Task Group, Inc.                    106,535                       303
* Danielson Holdings Corp.                     188,455                       302
* Raytech Corp.                                 70,900                       301
  Franklin Financial Corp.                      10,000                       301
  Computer Programs and Systems, Inc.           15,000                       300
* Dobson Communications Corp.                   55,000                       300
* Three-Five Systems, Inc.                      43,440                       300
* Sirenza Microdevices, Inc.                   147,567                       300
* BioSphere Medical Inc.                        49,900                       299
* MIPS Technologies, Inc. Class B              121,209                       299
* NetSolve, Inc.                                35,800                       299
* Alteon, Inc.                                  61,387                       298
* Young Innovations, Inc.                       10,400                       296
* LabOne, Inc.                                  13,700                       295
* Optical Communication
    Products, Inc.                             163,986                       295
  Hanmi Financial Corp.                         16,800                       293
* Selectica, Inc.                               92,165                       292
  ILX Resorts Inc.                              34,176                       291
* Computer Network Technology Corp.             35,900                       291
  Safety Insurance Group, Inc.                  19,755                       290
* APAC Teleservices, Inc.                      113,013                       288
  Skyline Corp.                                  9,600                       288
  CFS Bancorp, Inc.                             20,391                       288
* Dynacq International, Inc.                    17,100                       287
* Charlotte Russe Holding Inc.                  27,800                       287
* Petroleum Helicopters, Inc.                    9,515                       287
* SeraCare Life Sciences, Inc.                  51,226                       287
* Lithia Motors, Inc.                           17,700                       286
* Register.com, Inc.                            48,800                       286
* Digital Generation Systems                   148,905                       286
* Sirna Therapeutics, Inc.                      32,400                       285
* STAAR Surgical Co.                            24,530                       285
* Management Network Group Inc.                145,690                       284
* Graphic Packaging International Corp.         62,800                       283
* NASSDA Corp.                                  36,500                       282
* ParthusCeva Inc.                              34,500                       281
  Bank of Granite Corp.                         16,468                       281
* RCN Corp.                                    141,584                       280
* Genaissance Pharmaceuticals, Inc.            179,700                       280
* Salix Pharmaceuticals, Ltd.                   26,700                       280
* Factory 2-U Stores Inc.                       55,960                       279
* SRI/Surgical Express, Inc.                    40,617                       279
* Zoltek Cos., Inc.                             97,221                       277
* ANADIGICS, Inc.                               83,690                       275
* Interstate Hotels & Resorts, Inc.             58,553                       275
* Interep National Radio Sales, Inc.            98,600                       275
* ParkerVision, Inc.                            41,998                       275
* A.M. Castle & Co.                             41,786                       274
* Caliper Technologies Corp.                    59,893                       273
* Tut Systems, Inc.                             69,109                       272
* VaxGen, Inc.                                  52,356                       271
  Habersham Bancorp                             12,891                       271
* Niku Corp.                                    59,476                       271
* Discovery Laboratories, Inc.                  42,500                       270
  FloridaFirst Bancorp, Inc.                    11,300                       270
* Badger Paper Mills, Inc.                      45,643                       269
* The Good Guys, Inc.                          180,560                       269
* Nastech Pharmaceutical Co., Inc.              26,897                       269
* International Shipholding Corp.               24,861                       268
* Kana Software, Inc.                           88,346                       268
  Acadia Realty Trust REIT                      29,100                       266
* Corvas International, Inc.                    98,309                       265
* Exact Sciences Corp.                          24,200                       265
* COMARCO, Inc.                                 37,268                       265
* Stifel Financial Corp.                        21,905                       264
* PriceSmart, Inc.                              19,895                       264
  Stephan Co.                                   69,807                       264
* Alcide Corp.                                  24,491                       263
* Foster Wheeler Ltd.                          122,971                       263
* Wellsford Real Properties Inc.                17,074                       263
* Plumtree Software, Inc.                       63,900                       262
* Osteotech, Inc.                               19,200                       261
* Darling International, Inc.                  108,644                       261
* Allscripts Healthcare Solutions, Inc.         71,038                       261
* ViroPharma Inc.                               99,762                       259
* Net2Phone, Inc.                               59,845                       259
* Green Mountain Coffee
    Roasters, Inc.                              13,600                       258
* Allied Holdings, Inc.                         78,035                       258
  Penn Engineering &
    Manufacturing Corp.                         18,900                       258
* MarineMax, Inc.                               18,400                       258
* Ramtron International Corp.                  113,197                       257
* Loral Space &
    Communications, Ltd.                        84,153                       257
* Glenayre Technologies, Inc.                  186,956                       256
  United Industrial Corp.                       15,700                       256
* Vastera, Inc.                                 42,700                       255
* Omnova Solutions Inc.                         63,049                       255
* PLATO Learning, Inc.                          44,122                       254
* EMCORE Corp.                                  77,296                       254
* Hypercom Corp.                                61,000                       253
* AP Pharma Inc.                               150,724                       252
* Synalloy Corp.                                46,335                       252
* Pemco Aviation Group, Inc.                    10,700                       251
* Netopia, Inc.                                 64,569                       251
* Northwest Pipe Co.                            17,310                       251
* Nanogen, Inc.                                 85,014                       250
* DiamondCluster International, Inc.            67,255                       250
* Mesaba Holdings, Inc.                         40,425                       249
  D&K Healthcare Resources, Inc.                15,444                       249
* Cavalier Homes, Inc.                         120,127                       249
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Monro Muffler Brake, Inc.                      8,754                       247
* Microvision, Inc.                             39,900                       247
* Emerson Radio Corp.                           36,800                       247
* TranSwitch Corp.                             181,621                       247
* Main Street & Main, Inc.                     116,400                       247
* Covenant Transport, Inc.                      14,500                       247
  Tech/Ops Sevcon, Inc.                         46,681                       245
* Sunrise Telecom Inc.                         138,276                       245
  Hubbell Inc. Class A                           7,600                       244
* National Healthcare Corp.                     12,400                       244
* RTI International Metals, Inc.                22,500                       244
* Quovadx, Inc.                                 81,356                       243
* MetaSolv, Inc.                               123,635                       242
* Carreker Corp.                                52,870                       242
* Republic First Bancorp, Inc.                  30,500                       242
* Citizens, Inc.                                33,200                       241
* Huttig Building Products, Inc.                88,860                       241
* Quantum Fuel Systems
    Technologies Worldwide, Inc.               107,926                       241
  Friedman's, Inc. Class A                      21,132                       240
  North Pittsburgh Systems, Inc.                15,900                       240
* Sun Bancorp, Inc. (NJ)                        12,005                       239
  Ennis Business Forms, Inc.                    16,400                       239
* VitalWorks Inc.                               60,310                       238
* Numerex Corp.                                 83,426                       237
* Aradigm Corp.                                131,617                       237
* Chordiant Software, Inc.                     127,359                       237
* The SCO Group, Inc.                           24,713                       237
* Visual Networks, Inc.                        172,462                       236
* McLeod USA Inc.                              155,995                       236
* Consumer Portfolio Services, Inc.             83,980                       235
  Farmers Capital Bank Corp.                     7,354                       235
* Ultimate Electronics, Inc.                    18,300                       235
* NIC Inc.                                      80,169                       234
  Andersons, Inc.                               19,100                       234
* Kendle International Inc.                     37,725                       234
* Sonic Innovations, Inc.                       64,607                       233
* Applied Molecular Evolution, Inc.             54,430                       233
* Insmed Inc.                                   86,525                       233
* Internet Capital Group, Inc.                 484,628                       233
* Catalina Lighting, Inc.                       23,200                       233
* Intrado Inc.                                  14,700                       232
* SpeechWorks International Inc.                49,348                       232
* Overland Storage, Inc.                        11,400                       232
* Comtech Telecommunications Corp.               8,196                       231
* Northfield Laboratories, Inc.                 30,000                       231
* Brightpoint, Inc.                             18,751                       231
* Supertex, Inc.                                12,500                       230
  Schawk, Inc.                                  21,900                       230
* Global Power Equipment Group Inc.             49,185                       229
* Option Care, Inc.                             19,800                       228
  Foothill Independent Bancorp                  12,300                       228
* Peet's Coffee & Tea Inc.                      13,000                       227
  Cascade Natural Gas Corp.                     11,800                       225
* La Jolla Pharmaceutical Co.                   68,768                       225
* Whitman Education Group, Inc.                 14,600                       224
* Catalytica Energy Systems, Inc.               82,999                       224
* Inforte Corp.                                 28,404                       224
  NASB Financial Inc.                            7,700                       223
* Cleveland-Cliffs Inc.                         12,500                       223
* DVI, Inc.                                     47,469                       222
* QRS Corp.                                     41,810                       222
  CoBiz Inc.                                    16,600                       221
  Lakeland Financial Corp.                       7,265                       221
* Goodrich Petroleum Corp.                      48,700                       219
* Netro Corp.                                   76,090                       219
* Curon Medical Inc.                           192,760                       218
  Eastern Virginia Bankshares, Inc.              9,500                       218
  Steel Technologies, Inc.                      21,500                       217
* RWD Technologies, Inc.                       104,677                       217
* Harvard Bioscience, Inc.                      57,057                       217
  EMC Insurance Group, Inc.                     11,665                       216
  Northern States Financial Corp.                7,600                       216
* Emisphere Technologies, Inc.                  59,866                       216
* The Meridian Resource Corp.                   45,551                       215
* Answerthink Consulting
    Group, Inc.                                111,468                       215
* Edgewater Technology, Inc.                    44,534                       214
  German American Bancorp                       12,243                       214
* Mercator Software, Inc.                      143,343                       214
* Argonaut Technologies Inc.                   171,544                       213
* Tellium, Inc.                                228,653                       213
* Bioreliance Corp.                             10,000                       212
* Carmike Cinemas, Inc.                          9,318                       212
  CCBT Financial Cos. Inc.                       8,854                       212
  First Oak Brook Bancshares, Inc.               6,400                       211
  Lufkin Industries                              8,645                       211
* SCM Microsystems, Inc.                        38,527                       210
* OAO Technology Solutions, Inc.               100,118                       210
* Gallery of History, Inc.                      53,902                       209
* Big Dog Holdings, Inc.                        67,350                       209
* GSI Commerce, Inc.                            31,174                       208
  Peapack Gladstone Financial Corp.              6,500                       208
* AmericanWest Bancorporation                   12,800                       208
* Air Methods Corp.                             26,759                       207
* Tier Technologies, Inc.                       26,600                       206
* Biopure Corp.                                 33,700                       206
* Aspen Technologies, Inc.                      42,677                       205
* Medialink Worldwide, Inc.                     59,611                       202
* Pinnacor Inc.                                105,316                       202
* NaPro BioTherapeutics, Inc.                  133,676                       202
  Royal Bancshares of
    Pennsylvania, Inc.                           9,400                       201
  PrivateBancorp, Inc.                           7,350                       200
================================================================================
32
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  Amerivest Properties, Inc. REIT               31,700                       198
* Acclaim Entertainment Inc.                   290,919                       198
* Sports Resorts International, Inc.            40,481                       198
  CT Communications, Inc.                       18,345                       197
* Seabulk International, Inc.                   22,200                       197
* Coeur D'Alene Mines Corp.                    140,339                       195
* Marimba, Inc.                                 67,019                       195
* DT Industries, Inc.                           84,200                       195
* Del Laboratories, Inc.                         8,270                       194
  Pacific Union Bank                            14,300                       194
* Candie's, Inc.                               102,192                       194
* Championship Auto Racing
    Teams, Inc.                                 77,500                       194
* Lionbridge Technologies, Inc.                 37,980                       193
  Yardville National Bancorp                     9,880                       193
* GTC Biotherapeutics, Inc.                     56,011                       192
  Republic Bancorp, Inc. Class A                12,931                       192
* Restoration Hardware, Inc.                    42,500                       191
* Proxymed Pharmacy, Inc.                       14,529                       191
  Proton Energy Systems, Inc.                   89,341                       191
* Alamosa Holdings, Inc.                       124,860                       191
  Psychemedics Corp.                            23,437                       191
* Braun Consulting, Inc.                       111,806                       190
* Hollis-Eden Pharmaceuticals, Inc.             15,041                       190
* Z-Tel Technologies, Inc.                      73,822                       189
* TRC Cos., Inc.                                12,800                       189
* Criimi Mae, Inc. REIT                         17,205                       188
* Bentley Pharmaceuticals, Inc.                 14,300                       188
* White Electronic Designs Corp.                17,575                       186
  Pope & Talbot, Inc.                           16,800                       186
  Citizens 1st Bancorp, Inc.                     8,489                       185
* Lifeway Foods, Inc.                           23,258                       185
* LMI Aerospace, Inc.                           89,603                       184
* Arden Group Inc. Class A                       3,100                       183
* Commerce One, Inc.                            77,674                       183
* Blue Coat Systems, Inc.                       30,347                       182
  First Midwest Financial, Inc.                  9,751                       181
  Astro-Med, Inc.                               26,147                       180
  HEICO Corp. Class A                           20,051                       179
* AVANT Immunotherapeutics, Inc.                60,200                       179
* Tarragon Realty Investors Inc. REIT           12,301                       179
* Mattson Technology, Inc.                      57,797                       179
* Diametrics Medical, Inc.                     153,549                       178
* Aetrium, Inc.                                121,076                       178
* Track Data Corp.                             204,492                       178
* Active Power, Inc.                           105,800                       178
* Maxcor Financial Group Inc.                   17,514                       177
* Covista Communications, Inc.                  56,275                       176
* SoundView Technology Group, Inc.              17,388                       176
* ACT Teleconferencing, Inc.                    93,300                       175
  Building Materials Holding Corp.              11,841                       175
* Magnatek, Inc.                                68,978                       175
* Fargo Electronics                             17,900                       174
* Tumbleweed Communications Corp.               67,360                       174
* Analysts International Corp.                  69,543                       173
  Donegal Group Inc.                            13,800                       173
* Vyyo Inc.                                     56,984                       173
* Redhook Ale Brewery, Inc.                     86,380                       172
* Party City Corp.                              16,700                       172
* Double Eagle Petroleum Co.                    21,633                       170
* Horizon Group Properties, Inc. REIT           48,293                       169
* Therma-Wave Inc.                              80,953                       168
* Digital Impact, Inc.                          90,829                       168
  West Essex Bancorp, Inc.                       4,775                       167
* Maxwell Shoe Co. Inc.                         11,600                       167
* Neurobiological Technologies, Inc.            47,500                       166
  BEI Technologies, Inc.                        13,800                       166
* Cone Mills Corp.                             104,013                       165
  First Colonial Group, Inc.                     3,400                       165
* Quidel Corp.                                  26,500                       165
  Pilgrim's Pride Corp. Class A                 22,950                       165
  Pennrock Financial Services Corp.              6,100                       165
* SS&C Technologies, Inc.                       10,200                       163
* barnesandnoble.com inc                        69,757                       163
* ITXC Corp.                                    62,180                       162
* Cardiac Science, Inc.                         60,380                       162
  Superior Financial Corp.                       6,713                       161
* BTU International, Inc.                       86,488                       161
* Astec Industries, Inc.                        18,400                       160
* Synagro Technologies Inc.                     63,340                       160
  Security Bank Corp.                            4,600                       160
* Synovis Life Technologies, Inc.                8,000                       159
* Cortex Pharmaceuticals, Inc.                  89,400                       158
  Nara Bancorp, Inc.                             8,316                       158
* Prime Energy Corp.                            16,556                       158
* NMS Communications Corp.                      79,847                       157
* Edison Schools Inc.                          104,818                       157
* Bioject Medical Technologies Inc.             39,200                       157
* Avigen, Inc.                                  45,312                       157
* Rentrak Corp.                                 22,900                       156
* The Immune Response Corp.                     49,297                       156
* American Independence Corp.                   14,599                       156
* Virage, Inc.                                 184,464                       155
* Community West Bancshares                     25,243                       155
* BindView Development Corp.                    76,563                       155
* Illumina, Inc.                                51,278                       154
  Northwestern Corp.                            76,800                       154
  Shenandoah Telecommunications Co.              3,200                       153
* Cellstar Corp.                                39,015                       153
* Cosine Communications, Inc.                   25,188                       153
* Cornell Companies, Inc.                       10,100                       153
* Lexent Inc.                                  108,745                       152
* MIM Corp.                                     23,173                       151
* Interland Inc.                               153,947                       151
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Baldwin Technology Class A                   235,419                       151
  Titan International, Inc.                    120,539                       149
* Amerco, Inc.                                  20,978                       149
  Bush Industries, Inc.                         49,717                       149
  Westfield Financial, Inc.                      8,400                       149
  TriCo Bancshares                               5,846                       149
  Wayne Savings Bancshares, Inc.                10,926                       149
* Navarre Corp.                                 70,586                       148
* Titan Pharmaceuticals, Inc.                   62,690                       148
* dELiA*s Corp. Class A                        210,265                       147
* Collagenex Pharmaceuticals, Inc.              10,800                       147
* Powell Industries, Inc.                       10,000                       146
* Applix, Inc.                                  90,413                       145
  Cascade Corp.                                  8,300                       144
  Mission West Properties Inc. REIT             12,700                       144
  Southern Financial Bancorp, Inc.               4,715                       144
* Trailer Bridge, Inc.                          43,846                       143
* All American Semiconductor, Inc.              47,681                       143
* IntegraMed America, Inc.                      23,461                       142
* Salton, Inc.                                  15,700                       142
* Turnstone Systems, Inc.                       56,414                       142
  EnergySouth, Inc.                              4,300                       141
* General Bearing Corp.                         36,504                       141
  Center Bancorp, Inc.                           9,314                       141
* Genome Therapeutics Corp.                     54,928                       140
* Somera Communications, Inc.                   95,462                       139
  First State Bancorporation                     5,047                       139
* Third Wave Technologies                       30,847                       139
* EXE Technologies, Inc.                        27,537                       139
* SpectraLink Corp.                             14,000                       138
* Palatin Technologies, Inc.                    43,300                       138
* Sangamo BioSciences, Inc.                     48,126                       137
* Lipid Sciences, Inc.                          68,552                       136
  First SecurityFed Financial, Inc.              5,440                       136
* iVillage Inc.                                 89,405                       135
  Ameriana Bancorp                               9,600                       135
  Mainsource Financial Group, Inc.               5,515                       134
* Covansys Corp.                                43,720                       134
  Willow Grove Bancorp, Inc.                     7,900                       134
  Ingles Markets, Inc.                          13,234                       134
* MedSource Technologies, Inc.                  31,400                       133
  Weyco Group, Inc.                              2,900                       133
* Diodes Inc.                                    7,000                       133
* Belmont Bancorp                               26,594                       133
* Atlas Air Worldwide Holdings, Inc.            90,311                       133
* Kosan Biosciences, Inc.                       22,501                       133
* Endocare, Inc.                                32,362                       133
* ebix.com Inc.                                 19,486                       132
* Wyndham International, Inc.
    Class A                                    300,330                       132
* Neose Technologies, Inc.                      13,100                       131
* SPEEDUS Corp.                                111,123                       131
* Horizon Organic Holding Corp.                  5,500                       131
* Apropos Technology, Inc.                      51,100                       131
* Bell Industries, Inc.                         60,198                       131
* Orchid Biosciences, Inc.                     108,386                       130
* PetroQuest Energy, Inc.                       55,000                       129
* U.S. Concrete, Inc.                           33,524                       129
* Equinix, Inc.                                 16,386                       129
* Toreador Resources Corp.                      42,557                       128
* Paradigm Genetics, Inc.                       90,133                       128
* Concord Camera Corp.                          17,900                       127
* SportsLine.com, Inc.                          60,513                       127
* Res-Care, Inc.                                27,600                       126
* Aurora Foods Inc.                            359,228                       126
* Critical Path, Inc.                          126,768                       126
* Central Coast Bancorp                          7,481                       126
  Shore Bancshares, Inc.                         4,077                       125
* Guilford Pharmaceuticals, Inc.                27,500                       125
  Klamath First Bancorp                          7,500                       124
* Zonagen, Inc.                                 75,773                       124
* Innovex, Inc.                                 12,300                       124
* Genus, Inc.                                   46,000                       124
* Medis Technology Ltd.                         17,400                       124
* Superconductor Technologies Inc.              53,420                       123
  Sanders Morris Harris Group Inc.              13,704                       123
* Luby's, Inc.                                  54,346                       122
* Carrington Labs Inc.                          49,882                       122
* eLoyalty Corp.                                30,913                       121
* Iridex Corp.                                  32,100                       120
* Hall, Kinion & Associates, Inc.               43,925                       120
* Trump Hotels & Casino Resorts, Inc.           61,313                       120
* ACTV, Inc.                                   121,037                       119
* ICT Group, Inc.                               11,300                       118
  NN, Inc.                                       9,333                       118
  Click Commerce, Inc.                          81,332                       118
* On Command Corp.                             109,131                       117
* Chicago Pizza & Brewery, Inc.                 11,722                       117
* Midwest Express Holdings, Inc.                44,728                       117
* Bradley Pharmaceuticals, Inc.                  7,100                       117
* Virginia Commerce Bancorp, Inc.                6,000                       117
* BSQUARE Corp.                                142,047                       117
* Ista Pharmaceuticals Inc.                     20,932                       116
* Systemax Inc.                                 34,152                       116
  Saucony Inc.                                   9,600                       116
* Semitool, Inc.                                23,400                       115
* Total Entertainment
    Restaurant Corp.                            12,601                       115
* BMC Industries, Inc.                         211,416                       114
* Diedrich Coffee, Inc.                         36,209                       114
* Abraxas Petroleum Corp.                      104,000                       112
* Applied Digital Solutions, Inc.              186,700                       112
* Protection One, Inc.                         113,561                       111
* Media 100 Inc.                                93,278                       111
================================================================================
34
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
  Aaron Rents, Inc.                              4,500                       111
* SAFLINK Corp.                                 17,003                       111
  ESB Financial Corp.                            8,160                       110
* Enbridge Energy Management                     2,410                       110
* On2 Technologies, Inc.                        87,907                       110
* Electric Fuel Corp.                          137,329                       110
  Quixote Corp.                                  4,300                       110
* Benihana Inc.                                  8,400                       109
  Penn-America Group, Inc.                       9,700                       109
* Stratasys, Inc.                                3,100                       109
* Interlink Electronics Inc.                    17,700                       108
* CYTOGEN Corp.                                 12,778                       106
  First M&F Corp.                                3,250                       106
* Airnet Communications Corp.                   97,361                       105
* Dominion Homes, Inc.                           4,400                       105
* NetManage, Inc.                               35,131                       105
  Sound Federal Bancorp Inc.                     7,700                       105
* Repligen Corp.                                20,200                       105
  Camco Financial Corp.                          6,700                       105
* Peco II, Inc.                                166,307                       104
* HealthExtras, Inc.                            13,266                       104
* Viewpoint Corp.                               91,539                       103
* Seneca Foods Corp.                             5,900                       103
* US Physical Therapy, Inc.                      8,100                       102
* Exactech, Inc.                                 7,020                       101
* Docent, Inc.                                  29,706                       101
* Ostex International, Inc.                     45,671                       101
* Mestek, Inc.                                   5,600                       101
* Summa Industries                              13,700                        99
* Creative Host Services, Inc.                  47,998                        98
  United Financial Corp.                         3,685                        98
* Computer Motion, Inc.                         25,300                        98
* SAVVIS Communications Corp.                  108,699                        98
* Vixel Corp.                                   15,257                        98
* Corio, Inc.                                   60,880                        97
* John B. Sanfilippo & Son, Inc.                 6,030                        97
  Berkshire Hills Bancorp, Inc.                  3,400                        97
* Alpine Group, Inc.                           120,438                        96
* AirGate PCS, Inc.                             79,125                        95
* WJ Communications, Inc.                       93,088                        95
* Rita Medical Systems, Inc.                    26,900                        94
* ONYX Software Corp.                           96,672                        94
  Community Bank of
    Northern Virginia                            8,028                        93
* Pacific Premier Bancorp, Inc.                 12,201                        93
* SFBC International, Inc.                       5,100                        92
* SIGA Technologies, Inc.                       55,616                        92
* Wilshire Enterprises, Inc.                    18,510                        92
* V.I. Technologies, Inc.                       37,354                        92
  BancTrust Financial Group, Inc.                5,800                        91
  FNB Corp. VA                                   3,370                        91
* Drew Industries, Inc.                          5,000                        91
  GA Financial, Inc.                             3,600                        91
* Radiologix Inc.                               21,400                        90
* JLM Industries, Inc.                          69,052                        90
* Datalink Corp.                                19,200                        90
* Pharmacyclics, Inc.                           18,890                        90
* Technology Solutions Co.                      89,439                        89
* Allos Therapeutics Inc.                       29,700                        89
* Copper Mountain Networks, Inc.                 8,227                        89
* Wave Systems Corp.                            99,932                        88
* Digital Lightwave, Inc.                       81,420                        88
  TIB Financial Corp.                            5,200                        87
* Interpharm Holdings, Inc.                     29,661                        87
* Transgenomic, Inc.                            45,307                        86
* Hampshire Group, Ltd.                          2,870                        86
* Micro Linear Corp.                            29,400                        86
* Maui Land & Pineapple Co., Inc.                3,800                        85
* U.S. Energy Systems, Inc.                     59,910                        84
  First of Long Island Corp.                     2,100                        84
* Omnicell, Inc.                                 8,167                        84
* Electroglas, Inc.                             63,816                        84
* Net Perceptions, Inc.                         52,195                        84
* Conrad Industries, Inc.                       33,845                        83
* Interactive Intelligence Inc.                 22,117                        83
* Steinway Musical Instruments Inc.              5,400                        83
* GenVec, Inc.                                  39,929                        82
* Sonic Solutions, Inc.                          9,524                        82
* Miller Industries, Inc.                       23,890                        81
* Optical Cable Corp.                           11,643                        81
* Bell Microproducts Inc.                       19,050                        81
  Financial Industries Corp.                     5,500                        81
* Whitehall Jewellers, Inc.                      8,900                        81
* SteelCloud Inc.                               23,579                        81
* Nutrition 21 Inc.                            175,223                        81
* StorageNetworks, Inc.                         57,853                        80
* Large Scale Biology Corp.                     80,256                        80
  Home Federal Bancorp                           3,300                        80
* FairMarket, Inc.                              47,765                        80
* Perficient, Inc.                              72,490                        80
  Commercial Bankshares, Inc.                    2,667                        79
* Fresh Choice, Inc.                            43,708                        79
* Vical, Inc.                                   18,186                        79
* Versant Corp.                                129,397                        79
* Virologic, Inc.                               62,011                        79
* SBS Technologies, Inc.                         8,000                        79
  Century Aluminum Co.                          11,100                        78
* Universal Access Global
    Holdings Inc.                              185,337                        78
* First Advantage Corp. Class A                  4,605                        77
* IntraBiotics Pharmaceuticals, Inc.            19,079                        76
* Introgen Therapeutics, Inc.                   14,000                        76
* Willis Lease Finance Corp.                    16,345                        76
  Citizens South Banking Corp.                   5,754                        76
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
  Nature's Sunshine Inc.                         9,425                        75
* VIA NET.WORKS, Inc.                           76,174                        75
  First Defiance Financial Corp.                 3,800                        75
* Bluegreen Corp.                               15,800                        75
* Lantronix, Inc.                              101,239                        75
  Warwick Community Bancorp, Inc.                2,535                        74
  Warwick Valley Telephone Co.                     900                        74
* American Access Technologies Inc.             70,247                        74
* Perini Corp.                                   9,200                        73
* Impreso, Inc.                                 32,000                        72
  Independence Holding Co.                       3,406                        72
* Pomeroy IT Solutions, Inc.                     6,500                        72
* Clearone Communications Inc.                  32,200                        71
  Cavalry Bancorp, Inc.                          4,200                        71
* Ezenia!, Inc.                                102,053                        70
* Cholestech Corp.                               7,100                        70
* Webco Industries, Inc.                        24,323                        69
* Targeted Genetics Corp.                       38,079                        69
* Stratos Lightwave, Inc.                       13,911                        69
* TippingPoint Technologies Inc.                 8,671                        69
* eXegenics Inc.                               131,711                        68
* Anthony & Sylvan Pools Corp.                  26,081                        68
* Amcast Industrial Corp.                       78,041                        68
* NetScout Systems, Inc.                        12,600                        68
  Woodhead Industries, Inc.                      5,400                        68
* Terremark Worldwide, Inc.                     77,700                        68
* Brookstone, Inc.                               3,300                        67
* Optika Inc.                                   44,196                        66
* Amtech Systems, Inc.                          18,932                        66
  Boykin Lodging Co. REIT                        8,400                        66
* Pemstar Inc.                                  15,600                        65
  Sypris Solutions, Inc.                         6,300                        65
* Merisel, Inc.                                 14,170                        65
* Hanover Direct, Inc.                         228,984                        64
* The Princeton Review, Inc.                    10,859                        64
  Collins Industries, Inc.                      18,100                        63
* Terra Industries, Inc.                        58,781                        63
* Petroleum Development Corp.                    6,800                        62
* 24/7 Real Media, Inc.                         76,202                        62
* Century Casinos, Inc.                         27,100                        62
  LSB Bancshares, Inc.                           3,600                        62
* Westmoreland Coal Co.                          3,400                        61
* A.D.A.M., Inc.                                43,345                        61
* New Century Equity
    Holdings Corp.                             184,419                        61
* Allied Motion Technologies, Inc.              40,478                        61
  Sun Bancorp, Inc.                              3,000                        61
  Burnham Pacific Properties,
    Inc. REIT                                  102,335                        60
* Loudeye Corp.                                 74,834                        60
* Earthshell Corp.                             146,040                        60
  American National Bankshares Inc.              2,225                        60
* Ampex Corp. Class A                           17,507                        59
* Storage Computer Corp.                        78,329                        59
* IVAX Diagnostics, Inc.                        11,734                        59
  Knape & Vogt Manufacturing Co.                 5,600                        58
* Larscom Inc.                                  11,373                        58
* MTI Technology Corp.                          57,869                        57
* Blue Martini Software, Inc.                   15,484                        57
* Bel Fuse, Inc. Class A                         2,773                        57
* Direct Insite Corp.                           30,651                        57
* GMX Resources Inc.                            29,105                        56
* Axonyx Inc.                                   23,300                        56
* 3D Systems Corp.                               7,300                        56
* RF Monolithics, Inc.                          11,427                        56
  State Bancorp, Inc.                            2,835                        55
* REX Stores Corp.                               4,500                        54
* Exponent, Inc.                                 3,500                        54
* Catapult Communications Corp.                  5,100                        54
* Wilsons The Leather Experts Inc.               7,400                        53
* Applied Graphics Technologies, Inc.           64,726                        53
* Retractable Technologies, Inc.                 6,200                        53
* Colorado MEDtech, Inc.                        11,100                        52
* Bankrate, Inc.                                 4,300                        52
  One Liberty Properties, Inc. REIT              3,100                        52
* Penton Media, Inc. Class A                    87,980                        52
* Primus Knowledge Solutions, Inc.              39,611                        52
* Lynx Therapeutics, Inc.                       13,695                        52
* Lightspan Inc.                                76,254                        52
* Adept Technology, Inc.                       116,739                        51
* SVB Financial Services                         3,150                        51
* Finlay Enterprises, Inc.                       3,100                        51
  Coastal Financial Corp.                        3,955                        51
* Rocky Mountain Chocolate
    Factory, Inc.                                6,381                        51
* Newtek Business Services, Inc.                 9,600                        51
* NMT Medial, Inc.                              12,800                        51
* eMerge Interactive, Inc.                      65,458                        50
* Healthcare Services Group, Inc.                3,500                        50
* Intraware, Inc.                               40,196                        50
  ABC Bancorp                                    3,488                        50
* ImageWare Systems, Inc.                       18,400                        50
* Gundle/SLT Environmental, Inc.                 3,600                        49
  Maritrans Inc.                                 3,300                        48
* SatCon Technology Corp.                       77,133                        48
* Hungarian Telephone and Cable Corp.            5,200                        48
* eUniverse, Inc.                               13,100                        47
  Hawkins, Inc.                                  4,641                        47
  Abigail Adams National Bancorp., Inc.          2,640                        46
* eGain Communications Corp.                    97,828                        46
* Omega Protein Corp.                            9,000                        46
* InsWeb Corp.                                   9,520                        45
================================================================================
36
================================================================================
                                                                          MARKET
                                                                          VALUE*
                                                SHARES                     (000)
--------------------------------------------------------------------------------
* Internet Pictures Corp.                       10,620                        45
* Star Scientific, Inc.                         13,000                        45
* HealthAxis, Inc.                              90,147                        44
* Cherokee Inc.                                  2,200                        44
* Pfsweb Inc.                                   67,684                        43
* DSL.Net, Inc.                                 82,929                        43
* SimpleTech, Inc.                              10,500                        42
* I-many, Inc.                                  41,534                        42
  Hickory Tech Corp.                             3,737                        42
* Astea International, Inc.                     66,248                        41
* The Allied Defense Group, Inc.                 2,200                        41
  Liquid Audio, Inc.                           114,175                        41
* Geerlings & Wade Inc.                         30,636                        40
* Parallel Petroleum Corp.                      10,600                        40
* ZEVEX International, Inc.                     12,257                        39
  CNB Florida Bancshares, Inc.                   2,500                        39
  The First Years Inc.                           3,200                        39
* Omtool, Ltd.                                  11,972                        39
* Andrea Radio Corp.                           124,782                        39
* ARK Restaurants Corp.                          5,000                        39
* COMFORCE Corp.                                83,292                        38
* Precision Optics Corp., Inc.                  15,765                        37
* i3 Mobile, Inc.                               76,831                        37
* Ag Services of America, Inc.                   6,203                        37
* Evergreen Solar, Inc.                         27,100                        37
* Lesco, Inc.                                    4,100                        37
* Matritech Inc.                                15,500                        36
* Detwiler, Mitchell & Co.                      42,194                        36
  Noland Co.                                     1,000                        36
  National Health Realty Inc. REIT               2,200                        35
* Mayor's Jeweler's, Inc.                      151,566                        35
* Pac-West Telecom, Inc.                        47,045                        35
  Pamrapo Bancorp, Inc.                          2,000                        35
* Applied Imaging Corp.                         22,700                        34
  Cross Timbers Royalty Trust                    1,400                        33
* Convera Corp.                                  8,100                        32
* Insightful Corp.                              24,016                        32
* American Realty Investors, Inc.                2,600                        32
  Inter Parfums, Inc.                            4,300                        32
  Commercial National Financial Corp.            1,200                        32
* National Technical Systems, Inc.               7,293                        31
* Rainmaker Systems, Inc.                       39,608                        31
* Cardima, Inc.                                 42,685                        31
* SEEC, Inc.                                    22,050                        30
  FNB Corp./North Carolina                       1,204                        30
* Tripath Technology Inc.                       38,359                        30
* Nutraceutical International Corp.              2,700                        29
* Versar Inc.                                   11,100                        29
  APCO Argentina Inc.                            1,300                        29
* HEI, Inc.                                      9,600                        29
  BRT Realty Trust REIT                          1,800                        29
* Prime Medical Services, Inc.                   6,100                        29
  Reckson Associates Realty Corp.
    Class B REIT                                 1,338                        28
  Rock of Ages Corp.                             4,300                        28
* The Middleby Corp.                             2,000                        28
* A.S.V., Inc.                                   1,900                        28
* MIPS Technologies, Inc.                       10,706                        27
* Oakwood Homes Corp.                           81,969                        27
  Parkvale Financial Corp.                       1,100                        27
* LightPath Technologies, Inc. Class A           8,807                        27
  American Mortgage Acceptance
    Co. REIT                                     1,500                        26
* Headway Corporate
    Resources, Inc.                            152,392                        26
* Lanvision Systems, Inc.                       13,075                        26
* Magellan Petroleum Corp.                      21,466                        26
  Pittsburgh & West Virginia
    Railroad REIT                                2,927                        26
* Artisoft, Inc.                                16,051                        26
  First United Corp.                             1,200                        26
* Epimmune Inc.                                 17,657                        25
* Serrento Networks Corp.                        9,462                        25
* Continucare Corp.                             63,419                        24
* Ducommun, Inc.                                 1,700                        24
* SciQuest, Inc.                                 6,126                        24
* FirePond, Inc.                                 7,286                        23
* Bruker Axs Inc.                                7,600                        23
* Adams Golf, Inc.                              69,466                        23
* GraphOn Corp.                                113,770                        23
* Touch America Holdings, Inc.                 343,992                        23
* Vornado Operating Inc. REIT                   33,478                        23
* NaviSite, Inc.                                 7,739                        21
* Navidec, Inc.                                  7,254                        21
* WorldGate Communications, Inc.                61,342                        21
* Penn Octane Corp.                              6,536                        21
* Procom Technology, Inc.                       68,825                        21
* Rohn Industries Inc.                         144,819                        20
* Verticalnet, Inc.                             12,814                        20
* WHX Corp.                                      9,344                        20
* Frontline Communications Corp.                52,685                        19
  Exchange National Bancshares, Inc.               345                        19
  Bandag, Inc. Class A                             538                        19
  Comdisco Holding Company, Inc.                58,121                        18
* Multilink Technology Corp. Class A             6,660                        18
* Orphan Medical, Inc.                           1,900                        18
* IGI, Inc.                                     16,672                        18
* Deltagen, Inc.                               134,646                        18
* Star Buffet, Inc.                              7,414                        17
* Five Star Quality Care, Inc.                  11,260                        17
* Ansoft Corp.                                   1,600                        17
* Chart Industries, Inc.                        89,600                        17
================================================================================
================================================================================
                                                                          MARKET
TOTAL STOCK MARKET                                                        VALUE*
INDEX FUND                                      SHARES                     (000)
--------------------------------------------------------------------------------
* Novatel Wireless, Inc.                         6,942                        17
* ICO, Inc.                                     14,343                        16
* Paradigm Medical Industries, Inc.             54,000                        16
* Sagent Technology, Inc.                      106,538                        16
* Harken Energy Corp.                           39,647                        15
* AXT, Inc.                                     13,200                        15
  Monmouth Real Estate Investment
    Corp. REIT                                   2,163                        15
* Major Automotive Cos. Inc.                    17,395                        15
* The Pantry, Inc.                               1,900                        15
* Hoenig Group, Inc.                            62,830                        14
* Beta Oil & Gas, Inc.                          10,800                        14
* Verso Technologies, Inc.                       7,806                        14
* VCampus Corp.                                  5,698                        14
* Cornerstone Realty Income Trust,
    Inc. REIT Cvt. Pfd.                          1,854                        14
* NexPrise, Inc.                                 4,253                        13
* Allegiance Telecom, Inc.                     234,859                        13
* Visual Data Corp.                              5,528                        12
* DA Consulting Group, Inc.                    102,051                        12
* The Penn Traffic Co.                          65,411                        12
* Versata, Inc.                                  6,605                        12
* Cytrx Corp.                                    5,759                        11
* CenterSpan Communications Corp.               79,098                        11
* Click2learn, Inc.                              6,000                        10
  California National Bancorp                    1,028                        10
* Vermont Teddy Bear Co., Inc.                   2,761                        10
* The A Consulting Team, Inc.                   18,542                        10
* US LEC Corp. Class A                           2,500                        10
* Nobel Learning Communities, Inc.               2,600                        10
* Datakey, Inc.                                 13,300                         9
* Transcontinental Realty Investors,
    Inc. REIT                                      600                         9
* American Power Technology, Inc.                1,000                         8
* Onvia.com, Inc.                                2,165                         8
* Advanced Lighting Technologies, Inc.          84,977                         8
* Rainbow Rentals, Inc.                          1,300                         7
* Microtek Medical Holdings, Inc.                3,400                         7
* GoAmerica, Inc.                               20,195                         7
* Channell Commercial Corp.                      1,200                         7
* FirstCity Financial Corp.                      2,929                         6
* Innovative Companies, Inc.                     2,145                         6
* Natrol, Inc.                                   2,500                         6
* Cogent Communications Group, Inc.              2,570                         6
* Innovative Medical Services                    6,829                         6
* Valentis, Inc.                                 1,345                         5
* CTI Industries Corp.                           2,904                         5
* Beacon Power Corp.                            17,664                         5
* Auspex Systems, Inc.                         116,823                         5
* DGSE Companies, Inc.                           4,000                         5
* Landenburg Thalmann Financial
    Services, Inc.                              21,199                         5
* Read-Rite Corp.                               64,086                         5
* Magnum Hunter Resources Inc.
    Warrants Exp. 3/21/2005                     12,588                         5
* MacroChem Corp.                                4,000                         5
* General Chemical Group Inc.                   17,001                         4
* EasyLink Services Corp.                        5,918                         4
* Aastrom Biosciences, Inc.                      4,000                         4
* Daisytek International Corp.                  57,599                         4
* DiaSys Corp.                                   5,071                         4
* Suburban Lodges of America, Inc.               5,000                         4
* MSCi, Inc.                                    77,293                         4
* Datawatch Corp.                                1,300                         4
* Interactivecorp Cvt. Pfd.                         76                         4
* Accessity Corp.                                9,268                         3
* M-WAVE, Inc.                                   4,000                         3
* Microstrategy Inc. Warrants
    Exp. 6/24/2007                              16,344                         3
* P-Com, Inc.                                   34,166                         3
* Segue Software, Inc.                           1,400                         3
* Physiometrix, Inc.                             2,000                         3
* Bioanalytical Systems, Inc.                    1,000                         3
  FLAG Financial Corp.                             200                         3
* Koala Corp.                                   53,300                         3
  First Bell Bancorp, Inc.                         100                         3
* SpectRx, Inc.                                  1,000                         2
* Capital Crossing Bank                            100                         2
* Cross Media Marketing Corp.                    9,932                         2
* Nucentrix Broadband Networks                   2,500                         2
  Webster City Federal Bancorp                     100                         2
* Micro Therapeutics, Inc.                         500                         2
* Corrpro Cos., Inc.                             3,200                         2
* NTELOS Inc.                                   97,275                         1
* T-3 Energy Services, Inc.                        177                         1
* Sheffield Pharmaceuticals, Inc.               55,611                         1
* T/R Systems, Inc.                              1,000                         1
* Avalon Digital Marketing
    Systems, Inc.                                4,000                         1
* Alanco Technologies, Inc.                      1,687                         1
* Divine, Inc.                                  44,899                        --
* FiberNet Telecom Group, Inc.                     403                        --
* Network-1 Security Solutions, Inc.            39,125                        --
* Pinnacle Holdings Inc. REIT                   99,079                        --
* ARTISTdirect, Inc.                               634                        --
* Wilshire Financial Services
    Group Inc.                                      64                        --
* Empire of Carolina, Inc.                       8,900                        --
* Alterra Healthcare Corp.                      48,194                        --
* Evolve Software, Inc.                          1,228                        --
* ProcureNet, Inc.                              22,500                        --
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $33,663,220)                                                  31,807,077
--------------------------------------------------------------------------------
38
                                                  FACE                    MARKET
                                                AMOUNT                    VALUE*
                                                 (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.4%)(1)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
(2)   1.17%, 7/2/2003                            8,000                    8,000
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003                               95,445                   95,445
  1.16%, 7/1/2003---Note E                     335,628                  335,628
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $439,073)                                                       439,073
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.2%)
  (Cost $34,102,293)                                                 32,246,150
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.2%)
--------------------------------------------------------------------------------
Other Assets---Note B                                                   169,364
Liabilities---Note E                                                   (537,642)
                                                                  --------------
                                                                       (368,278)
                                                                  --------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $31,877,872
================================================================================
*See Note A in Notes to Financial Statements.
*Non-income-producing security.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)Security segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $34,694,338
Overdistributed Net Investment Income                                   (13,895)
Accumulated Net Realized Losses                                        (944,437)
Unrealized Depreciation
  Investment Securities                                              (1,856,143)
  Futures Contracts                                                      (1,991)
--------------------------------------------------------------------------------
NET ASSETS                                                          $31,877,872
================================================================================

Investor Shares--Net Assets
Applicable to 834,432,438 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                         $18,764,301
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $22.49
================================================================================

Admiral(TM) Shares--Net Assets
Applicable to 261,551,676 outstanding
  par value shares of beneficial interest
  (unlimited authorization)                                          $5,881,933
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---
  ADMIRAL SHARES                                                         $22.49
================================================================================

Institutional Shares--Net Assets
Applicable to 241,113,998 outstanding $.001
  par value shares of beneficial interest
 (unlimited authorization)                                           $5,422,674
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE----
  INSTITUTIONAL SHARES                                                   $22.49
================================================================================

VIPER(R) Shares--Net Assets
Applicable to 19,579,187 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,808,964
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---
  VIPER SHARES                                                           $92.39
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     F852 082003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  August 18, 2003

       VANGUARD INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  August 18, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.